                                           REGISTRATION NOS. 333-52366/811-4001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                            PRE-EFFECTIVE AMENDMENT

                        POST-EFFECTIVE AMENDMENT NO. 19                     [X]

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 114                            [X]
                               -----------------


                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-9414
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            JAMES L. LIPSCOMB, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:

                             DIANE E. AMBLER, ESQ.
                KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
                              1601 K STREET, N.W.
                            WASHINGTON, D.C. 20006

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
    [_] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on April 28, 2008 pursuant to paragraph (b) of Rule 485

    [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

    [_] on            pursuant to paragraph (a)(1) of Rule 485


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. Registrant's Rule 24f-2 Notice for the year ended December 31, 2007 was filed with the Commission on or about March 15, 2008.

================================================================================

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                                                PROSPECTUS HEADING
--------                                                                                ------------------
  1.     Cover Page.................................................. Cover Page

  2.     Definitions................................................. Important Terms You Should Know

  3.     Synopsis.................................................... Table of Expenses

  4.     Condensed Financial Information............................. General Information--Performance; General
                                                                        Information--Financial Statements; Accumulation
                                                                        Unit Value Tables

  5.     General Description of Registrant, Depositor, and Portfolio  MetLife; Metropolitan Life Separate Account E; Your
         Companies...................................................   Investment Choices; General Information--Voting
                                                                        Rights

  6.     Deductions and Expenses..................................... Table of Expenses; Deferred Annuities--Charges;
                                                                        Deferred Annuities--Withdrawal Charges; Deferred
                                                                        Annuities--Premium and Other Taxes; Income
                                                                        Options--Charges; General Information--Who
                                                                        Sells the Deferred Annuities; Appendix--Premium
                                                                        Tax Table

  7.     General Description of Variable Annuity Contracts........... Variable Annuities; Classes of the Deferred Annuity;
                                                                        Deferred Annuities--Purchase Payments (Allocation
                                                                        of Purchase Payments and Limits on Purchase
                                                                        Payments); Deferred Annuities--Transfer Privilege;
                                                                        General Information--Administration (Purchase
                                                                        Payments/Confirming Transactions/Transactions by
                                                                        Telephone or Internet/Processing Transactions/
                                                                        Changes to Your Deferred Annuity/When We Can
                                                                        Cancel Your Deferred Annuity)

  8.     Annuity Period.............................................. Important Terms You Should Know; Deferred
                                                                        Annuities--Pay-out Options (or Income Options);
                                                                        Income Payment Types/The Value of Your Income
                                                                        Payments; Optional Benefits--Guaranteed
                                                                        Minimum Income Benefit

  9.     Death Benefit............................................... Deferred Annuities--Death Benefit--Generally; Basic
                                                                        Death Benefit; Optional Benefits

 10.     Purchases and Annuity Values................................ MetLife; Metropolitan Life Separate Account E; Deferred
                                                                        Annuities--Purchase Payments (Allocation of
                                                                        Purchase Payments and Limits on Purchase
                                                                        Payments); The Value of Your Investment; Pay-out
                                                                        Options (or Income Options); Allocation; The Value
                                                                        of Your Income Payments; General Information--
                                                                        Administration (Purchase Payments)

FORM N-4
ITEM NO.                                                                                  PROSPECTUS HEADING
--------                                                                                  ------------------
 11.     Redemptions................................................. Deferred Annuities--Access to Your Money (Systematic
                                                                        Withdrawal Program and Minimum Distribution);
                                                                        Deferred Annuities--Withdrawal Charges (When No
                                                                        Withdrawal Charge Applies); General Information--
                                                                        When We Can Cancel Your Deferred Annuity

 12.     Taxes....................................................... Income Taxes

 13.     Legal Proceedings........................................... Legal Proceedings

 14.     Table of Contents of the                                     Table of Contents of the Statement of Additional
         Statement of Additional Information.........................   Information

 15.     Cover Page.................................................. Cover Page

 16.     Table of Contents........................................... Table of Contents

 17.     General Information and History............................. Not Applicable

 18.     Services.................................................... Independent Registered Public Accounting Firm;
                                                                        Services; Distribution of Certificates and Interests in
                                                                        the Deferred Annuities

 19.     Purchase of Securities Being Offered........................ Not Applicable

 20.     Underwriters................................................ Distribution of Certificates and Interests in the Deferred
                                                                        Annuities; Early Withdrawal Charge

 21.     Calculation of Performance Data............................. Advertisement of the Separate Account

 22.     Annuity Payments............................................ Variable Income Payments

 23.     Financial Statements........................................ Financial Statements of the Separate Account; Financial
                                                                        Statements of MetLife

PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes individual Preference Plus Select contracts for deferred variable annuities ("Deferred Annuities").

--------------------------------------------------------------------------------


    You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Account (not offered or described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.


                                          AMERICAN FUNDS(R)
AMERICAN FUNDS BOND FUND                        AMERICAN FUNDS GROWTH FUND
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND AMERICAN FUNDS GROWTH-INCOME FUND
                                         MET INVESTORS FUND
AMERICAN FUNDS BALANCED ALLOCATION              LORD ABBETT BOND DEBENTURE
AMERICAN FUNDS GROWTH ALLOCATION                MET/AIM SMALL CAP GROWTH
AMERICAN FUNDS MODERATE ALLOCATION              MET/FRANKLIN INCOME
BLACKROCK LARGE CAP CORE                        MET/FRANKLIN MUTUAL SHARES
CLARION GLOBAL REAL ESTATE                      MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
CYCLICAL GROWTH AND INCOME ETF                  MET/TEMPLETON GROWTH
CYCLICAL GROWTH ETF                             MFS(R) RESEARCH INTERNATIONAL
HARRIS OAKMARK INTERNATIONAL                    OPPENHEIMER CAPITAL APPRECIATION
JANUS FORTY                                     PIMCO INFLATION PROTECTED BOND
LAZARD MID CAP                                  PIMCO TOTAL RETURN
LEGG MASON PARTNERS AGGRESSIVE GROWTH           RCM TECHNOLOGY
LEGG MASON VALUE EQUITY                         T. ROWE PRICE MID CAP GROWTH
                                          METROPOLITAN FUND
BLACKROCK AGGRESSIVE GROWTH                     METLIFE AGGRESSIVE ALLOCATION
BLACKROCK BOND INCOME                           METLIFE CONSERVATIVE ALLOCATION
BLACKROCK DIVERSIFIED                           METLIFE CONSERVATIVE TO MODERATE ALLOCATION
BLACKROCK LARGE CAP VALUE                       METLIFE MID CAP STOCK INDEX
BLACKROCK LEGACY LARGE CAP GROWTH               METLIFE MODERATE ALLOCATION
BLACKROCK MONEY MARKET                          METLIFE MODERATE TO AGGRESSIVE ALLOCATION
BLACKROCK STRATEGIC VALUE                       METLIFE STOCK INDEX
DAVIS VENTURE VALUE                             MFS(R) TOTAL RETURN
FI LARGE CAP                                    MFS(R) VALUE
FI MID CAP OPPORTUNITIES                        MORGAN STANLEY EAFE(R) INDEX
FI VALUE LEADERS                                NEUBERGER BERMAN MID CAP VALUE
FRANKLIN TEMPLETON SMALL CAP GROWTH             OPPENHEIMER GLOBAL EQUITY
HARRIS OAKMARK FOCUSED VALUE                    RUSSELL 2000(R) INDEX
JENNISON GROWTH                                 T. ROWE PRICE LARGE CAP GROWTH
JULIUS BAER INTERNATIONAL STOCK                 T. ROWE PRICE SMALL CAP GROWTH
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX         WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
LOOMIS SAYLES SMALL CAP                         WESTERN ASSET MANAGEMENT U.S. GOVERNMENT

Certain Portfolios have been subject to a name change. Please see Appendix D -- "Additional Information Regarding the Portfolios".


HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 28, 2008. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 130 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893
(800) 638-7732




 DEFERRED
 ANNUITIES
 AVAILABLE:

   .  Non-Qualified
   .  Traditional IRA
   .  Roth IRA
   .  Simplified Employee Pensions (SEPs)
   .  SIMPLE Individual Retirement Annuities

 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY
   .  B
   .  Bonus
   .  C
   .  L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and withdrawal charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds(R) prospectuses which are attached to the back of this Prospectus. You should read these prospectuses carefully before purchasing a Deferred Annuity.

                               TABLE OF CONTENTS


Important Terms You Should Know.................................................  5
Table of Expenses...............................................................  8
Accumulation Unit Values Tables................................................. 22
MetLife......................................................................... 23
Metropolitan Life Separate Account E............................................ 23
Variable Annuities.............................................................. 23
    Replacement of Annuity Contracts............................................ 24
    The Deferred Annuity........................................................ 24
Classes of the Deferred Annuity................................................. 25
Your Investment Choices......................................................... 28
Deferred Annuities.............................................................. 36
    The Deferred Annuity and Your Retirement Plan............................... 37
    Automated Investment Strategies and Enhanced Dollar Cost Averaging Program.. 37
    Purchase Payments........................................................... 41
        Allocation of Purchase Payments......................................... 42
        Debit Authorizations.................................................... 42
        Limits on Purchase Payments............................................. 42
    The Value of Your Investment................................................ 42
    Transfer Privilege.......................................................... 43
    Access to Your Money........................................................ 46
        Systematic Withdrawal Program........................................... 46
    Charges..................................................................... 47
        Separate Account Charge................................................. 47
        Investment-Related Charge............................................... 48
    Annual Contract Fee......................................................... 48
        Optional Enhanced Death Benefit......................................... 48
        Optional Guaranteed Minimum Income Benefits............................. 48
        Optional Guaranteed Withdrawal Benefits................................. 49
        Optional Guaranteed Minimum Accumulation Benefit........................ 50
    Premium and Other Taxes..................................................... 50
    Withdrawal Charges.......................................................... 50
        When No Withdrawal Charge Applies....................................... 51
    Free Look................................................................... 52
    Death Benefit--Generally.................................................... 52
        Basic Death Benefit..................................................... 54
    Optional Death Benefits..................................................... 56
        Annual Step-Up Death Benefit............................................ 56
        Greater of Annual Step-Up or 5% Annual Increase Death Benefit........... 57
        The Enhanced Death Benefit.............................................. 59
        Earnings Preservation Benefit........................................... 63
    Living Benefits............................................................. 65
        Overview of Living Benefits............................................. 65
           Guaranteed Income Benefits........................................... 66
           Guaranteed Withdrawal Benefits....................................... 79

        Guaranteed Minimum Accumulation Benefit................................. 100
    Pay-Out Options (or Income Options)......................................... 104
        Income Payment Types.................................................... 105
        Allocation.............................................................. 106
        Minimum Size of Your Income Payment..................................... 106
        The Value of Your Income Payments....................................... 106
        Reallocation Privilege.................................................. 107
        Charges................................................................. 108
General Information............................................................. 109
    Administration.............................................................. 109
        Purchase Payments....................................................... 109
        Confirming Transactions................................................. 109
        Processing Transactions................................................. 109
           By Telephone or Internet............................................. 110
           After Your Death..................................................... 110
           Misstatement......................................................... 111
           Third Party Requests................................................. 111
           Valuation--Suspension of Payments.................................... 111
    Advertising Performance..................................................... 111
    Changes to Your Deferred Annuity............................................ 113
    Voting Rights............................................................... 114
    Who Sells the Deferred Annuities............................................ 114
    Financial Statements........................................................ 117
    Your Spouse's Rights........................................................ 117
    When We Can Cancel Your Deferred Annuity.................................... 117
Income Taxes.................................................................... 118
Legal Proceedings............................................................... 129
Table of Contents for the Statement of Additional Information................... 130
Appendix A Premium Tax Table.................................................... 131
Appendix B Accumulation Unit Values For Each Investment Division Tables......... 132
Appendix C Portfolio Legal Names and Marketing Names............................ 148
Appendix D Additional Information Regarding the Portfolios...................... 149


The Deferred Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify you if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the contract owner dies.

CONTRACT

A Contract is the legal agreement between you and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT OWNER

The person or entity which has all rights including the right to direct who receives income payments.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION


Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds(R).


METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

WITHDRAWAL CHARGE

The withdrawal charge is the amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus "you" is the contract owner of the Deferred Annuity and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). "You" can also be a beneficiary of a deceased person's Individual Retirement Account contract or non-qualified Deferred Annuity who purchases the Deferred Annuity in his or her capacity as beneficiary. A Contract generally may have two owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

   TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES

       The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred
   Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions. The tables do not show premium taxes of up to 3.5% (See Appendix A) and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging Program.

   Table 1--Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments.......................                 None
-------------------------------------------------------------------------------------
Withdrawal Charge (as a percentage of each purchase payment) (1)             Up to 9%
-------------------------------------------------------------------------------------
Transfer Fee (2)................................................ Current Charge: None
-------------------------------------------------------------------------------------
                                                       Maximum Guaranteed Charge: $25
-------------------------------------------------------------------------------------

     The second set of tables describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

   Table 2(a)--Fees Deducted on Each Contract Anniversary

                          Annual Contract Fee (3) $30
                          ---------------------------

   Table 2(b)--Separate Account Charge

     SEE BELOW FOR AN ADDITIONAL OPTIONAL DEATH BENEFIT, THE ENHANCED DEATH BENEFIT, FOR WHICH THE CHARGE IS ASSESSED ON THE DEATH BENEFIT BASE AND DEDUCTED ANNUALLY FROM YOUR ACCOUNT BALANCE.

Current Separate Account Charge (as a percentage of your Account Balance) for American Funds Bond, American Funds Growth-
Income, American Funds Growth and American Funds Global Small Capitalization Divisions (4)
                                                                      B CLASS    BONUS CLASS (5)    C CLASS    L CLASS
                          Death Benefit                               -------    ---------------    -------    -------
  Basic Death Benefit................................................  1.50%          1.95%          1.90%      1.75%
-------------------------------------------------------------------------------------------------------------------------
  Optional Annual Step-Up Benefit....................................  1.70%          2.15%          2.10%      1.95%
-------------------------------------------------------------------------------------------------------------------------
  Optional Greater of Annual Step-Up or 5% Annual Increase Amount....  1.85%          2.30%          2.25%      2.10%
-------------------------------------------------------------------------------------------------------------------------
Optional Earnings Preservation Benefit (6)...........................   .25%           .25%           .25%       .25%
-------------------------------------------------------------------------------------------------------------------------

Current Separate Account Charge (as a percentage of your Account Balance) for all investment divisions except the American
Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization
Divisions (4)
                                                                      B CLASS     BONUS CLASS (6)    C CLASS    L CLASS
                          Death Benefit                               -------     ---------------    -------    -------
  Basic Death Benefit................................................  1.25%           1.70%          1.65%      1.50%
--------------------------------------------------------------------------------------------------------------------------
  Optional Annual Step-Up Benefit....................................  1.45%           1.90%          1.85%      1.70%
--------------------------------------------------------------------------------------------------------------------------
  Optional Greater of Annual Step-Up or 5% Annual Increase Amount....  1.60%           2.05%          2.00%      1.85%
--------------------------------------------------------------------------------------------------------------------------
Optional Earnings Preservation Benefit (6)...........................   .25%            .25%           .25%       .25%
--------------------------------------------------------------------------------------------------------------------------

        Table 2(c)--Additional Optional Death Benefits

Enhanced Death Benefit (Prior to Optional Step-Up) (issue age 69 or younger) (7) 0.65% of the Death Benefit Base
----------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit (Prior to Optional Step-Up) (issue age 70-75) (7)         0.85% of the Death Benefit
                                                                                 Base
----------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit (Maximum upon Optional Step-Up) (7)                       1.50% of the Death Benefit
                                                                                 Base
----------------------------------------------------------------------------------------------------------------

        Table 2(d)--Optional Guaranteed Income Benefits (8)

Guaranteed Minimum Income Benefit Plus II and I (Prior to Optional Step-Up/ 0.80% of the Income Base
Reset) (9)
----------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Plus II/Guaranteed Minimum Income Benefit 1.50% of the Income Base
Plus I (Maximum upon Optional Step-Up/Reset) (9)
----------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit II and Guaranteed Minimum Income          0.50% of the Income Base
Benefit I (9)
----------------------------------------------------------------------------------------------------

        Table 2(e)--Optional Guaranteed Withdrawal Benefits

LIFETIME WITHDRAWAL BENEFITS
--------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Single Life Version) (Prior to Automatic   0.65% of the Total Guaranteed
  Annual Step-Up) (10)                                                                 Withdrawal Amount
--------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Single Life Version) (Maximum upon         1.25% of the Total Guaranteed
  Automatic Annual Step-Up) (10)                                                       Withdrawal Amount
--------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Joint Life Version) (Prior to Automatic    0.85% of the Total Guaranteed
  Annual Step-Up) (10)                                                                 Withdrawal Amount
--------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Joint Life Version) (Maximum upon          1.50% of the Total Guaranteed
  Automatic Annual Step-Up) (10)                                                       Withdrawal Amount
--------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Single Life Version) (Prior to Automatic    0.50% of the Total Guaranteed
  Annual Step-Up) (10)                                                                 Withdrawal Benefit
--------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Single Life Version) (Maximum upon          0.95% of the Total Guaranteed
  Automatic Annual Step-Up) (10)                                                       Withdrawal Benefit
--------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Joint Life Version) (Prior to Automatic     0.70% of the Total Guaranteed
  Annual Step-Up) (10)                                                                 Withdrawal Amount
--------------------------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Joint Life Version) (Maximum upon           1.40% of the Total Guarantee
  Automatic Annual Step-Up) (10)                                                       Withdrawal Benefit Amount
--------------------------------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFITS
--------------------------------------------------------------------------------------------------------------------
  Enhanced Guaranteed Withdrawal Benefit (Prior to Optional Reset) (11)                0.55% of the Guaranteed
                                                                                       Withdrawal Amount
--------------------------------------------------------------------------------------------------------------------
  Enhanced Guaranteed Withdrawal Benefit (Maximum upon Optional Reset) (11)            1.00% of the Guaranteed
                                                                                       Withdrawal Amount
--------------------------------------------------------------------------------------------------------------------
  Guaranteed Withdrawal Benefit I (Prior to Optional Reset) (10)                       0.50% of the Guaranteed
                                                                                       Withdrawal Amount
--------------------------------------------------------------------------------------------------------------------
  Guaranteed Withdrawal Benefit I (Maximum Upon Optional Reset) (10)                   0.95% of the Guaranteed
                                                                                       Withdrawal Amount
--------------------------------------------------------------------------------------------------------------------

        Table 2(f)--Optional Guaranteed Asset Accumulation Benefit

      --------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit (12) 0.75% of the Guaranteed
                                                   Accumulation Amount
      --------------------------------------------------------------------

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity. All of the Portfolios listed below are Class B except for the Portfolios of the American Funds(R), which are Class 2. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses.


        Table 3--Portfolio Operating Expenses


                                                                      Minimum              Maximum
                                                         --------------------------------  -------
                                                         (Does not take into consideration
                                                         any American Funds(R) Portfolio,
                                                         for which an additional separate
                                                         account charge applies.)
--------------------------------------------------------------------------------------------------
Total Annual Metropolitan Fund, Met Investors Fund and
American Funds(R) Operating Expenses for the fiscal year
ending December 31, 2007 (expenses that are deducted
from these Fund's assets include management fees,
distribution fees (12b-1 fees) and other expenses).                    0.52%                1.34%
--------------------------------------------------------------------------------------------------
After Waiver and/or Reimbursement of Expenses                          0.52%                1.27%
--------------------------------------------------------------------------------------------------


  Notes

/1/ A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. The charges on purchase payments for each class is calculated according to the following schedule:

          IF WITHDRAWN DURING YEAR B CLASS BONUS CLASS C CLASS L CLASS
          ------------------------ ------- ----------- ------- -------
                 1................    7%        9%      None      7%
          ------------------------------------------------------------
                 2................    6%        8%                6%
          ------------------------------------------------------------
                 3................    6%        8%                5%
          ------------------------------------------------------------
                 4................    5%        7%                0%
          ------------------------------------------------------------
                 5................    4%        6%                0%
          ------------------------------------------------------------
                 6................    3%        4%                0%
          ------------------------------------------------------------
                 7................    2%        3%                0%
          ------------------------------------------------------------
                 Thereafter.......    0%        0%                0%
          ------------------------------------------------------------

    There are times when the withdrawal charge does not apply. For example, you may always withdraw earnings without a withdrawal charge. After the first Contract Year, you may also withdraw up to 10% of your total purchase payments without a withdrawal charge.

/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

/3/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if you take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.

/4/ You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2005. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average daily net assets in any such investment divisions as shown in the table labeled "Current Separate Account Charge for the American Funds Investment Divisions". Different Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions were in effect prior to May 1, 2004.

    We are waiving 0.08% of the Separate Account charge for the investment division investing in the BlackRock Large-Cap Core Portfolio.

/5/ The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.50% for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Set-Up or 5% Annual Increase Death Benefit (1.70% and 1.85%, respectively, for amounts held in the American Funds Investment Divisions) after you have held the Contract for seven years.

/6/ The Separate Account charge for the Earnings Preservation Benefit is in addition to the Separate Account charge for your class of the Deferred Annuity with the death benefit you have chosen. You pay the Separate Account charge designated under the appropriate class for the Basic Death Benefit, the Optional Annual Step-Up Death Benefit or the Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit.

/7/ The charge for the Enhanced Death Benefit is a percentage of your Death
    Benefit Base, as defined later in this Prospectus. You do not pay this charge once you are in the pay-out phase of your Contract or after your rider terminates. If the Guaranteed Minimum Income Benefit Plus II is purchased with the Enhanced Death Benefit, the charge for the Enhanced Death Benefit is reduced to 0.60% of the Death Benefit Base if you are age 69 or younger at issue and 0.80% of the Death Benefit Base if you are age 70-75 at issue.

/8/ You may not have a Guaranteed Withdrawal Benefit, a Guaranteed Minimum
    Income Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time. You may not have the Enhanced Death Benefit in effect with any living benefit rider except the Guaranteed Minimum Income Benefit
    Plus II.

/9/ The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once you are in the pay-out phase of your Contract or after your rider terminates. Different charges for the Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II were in effect prior to May 1, 2005. Different charges for the Guaranteed Minimum Income Benefit Plus I were in effect prior to
    February 26, 2007. (See Guaranteed Income Benefits for more information.)

/10/The charge for the Guaranteed Withdrawal Benefit I and the Enhanced
    Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus. The charge for the Lifetime Withdrawal Guarantee Benefit I and Lifetime Withdrawal Guarantee Benefit II is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus. (See Guaranteed Withdrawal Benefits for more information.)

/11/The charge for the Guaranteed Minimum Accumulation Benefit is a percentage of your Guaranteed Accumulation Amount, as defined later in this Prospectus. You do not pay for this charge once you are in the pay-out phase of your Contract or after your rider terminates. (See Guaranteed Minimum Accumulation Benefit for more information.)

Table 4--Underlying Portfolio Fees and Expenses as of December 31, 2007 (unless otherwise noted)
(as a percentage of average daily net assets)

  AMERICAN FUNDS(R)--CLASS 2
                                          DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                             AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR    ANNUAL
                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                  FEE     (12B-1) FEES EXPENSES EXPENSES* EXPENSES   REIMBURSEMENT  EXPENSES**
--------------------------------------------------------------------------------------------------------------
American Funds Bond Fund......    0.40%       0.25%      0.01%     --       0.66%         --           0.66%
American Funds Global Small
  Capitalization Fund.........    0.70%       0.25%      0.03%     --       0.98%         --           0.98%
American Funds Growth Fund....    0.32%       0.25%      0.01%     --       0.58%         --           0.58%
American Funds Growth-Income
  Fund........................    0.26%       0.25%      0.01%     --       0.52%         --           0.52%
                                                                                    --------------------------

  MET INVESTORS FUND--CLASS B
                                          DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                             AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR    ANNUAL
                               MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                  FEE     (12B-1) FEES EXPENSES EXPENSES* EXPENSES   REIMBURSEMENT  EXPENSES**
----------------------------------------------------------------------------------------------------------------
American Funds Balanced
  Allocation Portfolio........    0.10%       0.25%      0.15%    0.39%     0.89%        0.15%         0.74%/1/
American Funds Growth
  Allocation Portfolio........    0.10%       0.25%      0.19%    0.36%     0.90%        0.19%         0.71%/2/
American Funds Moderate
  Allocation Portfolio........    0.10%       0.25%      0.26%    0.41%     1.02%        0.26%         0.76%/3/
BlackRock Large Cap Core
  Portfolio...................    0.58%       0.25%      0.06%      --      0.89%          --          0.89%
Clarion Global Real Estate
  Portfolio...................    0.61%       0.25%      0.04%      --      0.90%          --          0.90%
Cyclical Growth and Income
  ETF Portfolio...............    0.45%       0.25%      0.09%    0.23%     1.02%          --          1.02%/4/
Cyclical Growth ETF Portfolio.    0.45%       0.25%      0.08%    0.24%     1.02%          --          1.02%/5/
Harris Oakmark International
  Portfolio...................    0.77%       0.25%      0.08%      --      1.10%          --          1.10%
Janus Forty Portfolio.........    0.65%       0.25%      0.06%      --      0.96%          --          0.96%
Lazard Mid Cap Portfolio......    0.69%       0.25%      0.06%      --      1.00%          --          1.00%
Legg Mason Partners
  Aggressive Growth Portfolio.    0.62%       0.25%      0.05%      --      0.92%          --          0.92%
Legg Mason Value Equity
  Portfolio...................    0.63%       0.25%      0.04%      --      0.92%          --          0.92%
Lord Abbett Bond Debenture
  Portfolio...................    0.49%       0.25%      0.04%      --      0.78%          --          0.78%
Met/AIM Small Cap Growth
  Portfolio...................    0.86%       0.25%      0.06%      --      1.17%          --          1.17%
Met/Franklin Income Portfolio.    0.80%       0.25%      0.29%      --      1.34%        0.19%         1.15%/6/
Met/Franklin Mutual Shares
  Portfolio...................    0.80%       0.25%      0.29%      --      1.34%        0.19%         1.15%/7/
Met/Franklin Templeton
  Founding Strategy Portfolio.    0.05%       0.25%      0.15%    0.87%     1.32%        0.15%         1.17%/8/
Met/Templeton Growth Portfolio    0.70%       0.25%      0.34%      --      1.29%        0.24%         1.05%/9/
MFS(R) Research International
  Portfolio...................    0.70%       0.25%      0.09%      --      1.04%          --          1.04%
Oppenheimer Capital
  Appreciation Portfolio......    0.58%       0.25%      0.06%      --      0.89%          --          0.89%
PIMCO Inflation Protected
  Bond Portfolio..............    0.50%       0.25%      0.05%      --      0.80%          --          0.80%
PIMCO Total Return Portfolio..    0.48%       0.25%      0.04%      --      0.77%          --          0.77%/10/
RCM Technology Portfolio......    0.88%       0.25%      0.14%      --      1.27%          --          1.27%
T. Rowe Price Mid Cap Growth
  Portfolio...................    0.75%       0.25%      0.05%      --      1.05%          --          1.05%
                                                                                    ----------------------------

  METROPOLITAN FUND--CLASS B
                                                                                       ----------------------------
                                            DISTRIBUTION           ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                               AND/OR              FUND FEES  ANNUAL    WAIVER AND/OR    ANNUAL
                                MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING     EXPENSE     OPERATING
                                   FEE          FEES      EXPENSES EXPENSES* EXPENSES   REIMBURSEMENT  EXPENSES**
-------------------------------------------------------------------------------------------------------------------
BlackRock Aggressive Growth
  Portfolio....................    0.71%        0.25%       0.05%      --      1.01%          --          1.01%
BlackRock Bond Income
  Portfolio....................    0.38%        0.25%       0.06%      --      0.69%        0.01%         0.68%/11/
BlackRock Diversified
  Portfolio....................    0.44%        0.25%       0.06%      --      0.75%          --          0.75%
BlackRock Large Cap Value
  Portfolio....................    0.68%        0.25%       0.06%      --      0.99%          --          0.99%
BlackRock Legacy Large Cap
  Growth Portfolio.............    0.73%        0.25%       0.06%      --      1.04%          --          1.04%
BlackRock Money Market
  Portfolio....................    0.33%        0.25%       0.07%      --      0.65%        0.01%         0.64%/12/
BlackRock Strategic Value
  Portfolio....................    0.82%        0.25%       0.06%      --      1.13%          --          1.13%
Davis Venture Value Portfolio..    0.69%        0.25%       0.04%      --      0.98%          --          0.98%
FI Large Cap Portfolio.........    0.77%        0.25%       0.07%      --      1.09%          --          1.09%
FI Mid Cap Opportunities
  Portfolio....................    0.68%        0.25%       0.05%      --      0.98%          --          0.98%
FI Value Leaders Portfolio.....    0.64%        0.25%       0.07%      --      0.96%          --          0.96%
Franklin Templeton Small Cap
  Growth Portfolio.............    0.90%        0.25%       0.11%      --      1.26%          --          1.26%
Harris Oakmark Focused Value
  Portfolio....................    0.72%        0.25%       0.04%      --      1.01%          --          1.01%
Jennison Growth Portfolio......    0.63%        0.25%       0.04%      --      0.92%          --          0.92%
Julius Baer International
  Stock Portfolio..............    0.84%        0.25%       0.12%      --      1.21%        0.04%         1.17%/13/
Lehman Brothers(R) Aggregate
  Bond Index Portfolio.........    0.25%        0.25%       0.05%      --      0.55%        0.01%         0.54%/14/
Loomis Sayles Small Cap
  Portfolio....................    0.90%        0.25%       0.05%      --      1.20%        0.05%         1.15%/15/
MetLife Aggressive Allocation
  Portfolio....................    0.10%        0.25%       0.04%    0.73%     1.12%        0.04%         1.08%/16/
MetLife Conservative
  Allocation Portfolio.........    0.10%        0.25%       0.05%    0.59%     0.99%        0.05%         0.94%/17/
MetLife Conservative to
  Moderate Allocation
  Portfolio....................    0.10%        0.25%       0.01%    0.64%     1.00%        0.01%         0.99%/18/
MetLife Mid Cap Stock Index
  Portfolio....................    0.25%        0.25%       0.07%    0.01%     0.58%        0.01%         0.57%/19/
MetLife Moderate Allocation
  Portfolio....................    0.08%        0.25%       0.01%    0.67%     1.01%          --          1.01%/20/
MetLife Moderate to
  Aggressive Allocation
  Portfolio....................    0.08%        0.25%       0.01%    0.70%     1.04%          --          1.04%/21/
MetLife Stock Index Portfolio..    0.25%        0.25%       0.04%      --      0.54%        0.01%         0.53%/22/
MFS(R) Total Return Portfolio..    0.53%        0.25%       0.05%      --      0.83%          --          0.83%
MFS(R) Value Portfolio.........    0.72%        0.25%       0.05%      --      1.02%        0.07%         0.95%/23/
Morgan Stanley EAFE(R) Index
  Portfolio....................    0.30%        0.25%       0.12%    0.01%     0.68%        0.01%         0.67%/24/
Neuberger Berman Mid Cap
  Value Portfolio..............    0.64%        0.25%       0.05%      --      0.94%          --          0.94%
Oppenheimer Global Equity
  Portfolio....................    0.51%        0.25%       0.10%      --      0.86%          --          0.86%
Russell 2000(R) Index
  Portfolio....................    0.25%        0.25%       0.07%    0.01%     0.58%        0.01%         0.57%/25/
T. Rowe Price Large Cap
  Growth Portfolio.............    0.60%        0.25%       0.07%      --      0.92%          --          0.92%
T. Rowe Price Small Cap
  Growth Portfolio.............    0.51%        0.25%       0.08%      --      0.84%          --          0.84%
Western Asset Management
  Strategic Bond
  Opportunities Portfolio......    0.61%        0.25%       0.05%      --      0.91%          --          0.91%
Western Asset Management U.S.
  Government Portfolio.........    0.49%        0.25%       0.05%      --      0.79%          --          0.79%
                                                                                                       ------------

  * Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

  **Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

------------------------------------------------------------------------------


/1/ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series(R). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.

/2/ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series(R). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.

/3/ The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series(R). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The estimated expenses of the underlying portfolios are based upon the weighted average of the total operating expenses of the underlying portfolios before expense waivers allocated to the portfolios at December 31, 2007. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.10%, excluding 12b-1 fees and acquired fund fees and expenses.


/4/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

/5/ The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

/6/ The fees and expenses of the Portfolio are estimated for the year ending
    December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees.

/7/ The fees and expenses of the Portfolio are estimated for the year ending
    December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.90%, excluding 12b-1 fees.

/8/ The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. The expenses of the underlying portfolios are based upon the weighted average of the estimated total operating expenses of the underlying portfolios after expense waivers allocated to the underlying portfolios for the year ending December 31, 2008. The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.05%, excluding 12b-1 fees and acquired fund fees and expenses.

/9/ The fees and expenses of the Portfolio are estimated for the year ending
    December 31, 2008. Met Investors Advisory, LLC has contractually agreed, for the period April 28, 2008 to April 30, 2009, to limit its fee and reimburse expenses to the extent necessary to limit total operating expenses to 0.80%, excluding 12b-1 fees.

/10/The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.

/11/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.

/12/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.

/13/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.81% for the first $500 million of the Portfolio's average daily net assets and 0.78% for the next $500 million.

/14/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.

/15/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio by 0.05%.

/16/The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.

/17/The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.

/18/The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.

/19/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.

/20/The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.

/21/The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.

/22/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.

/23/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.

/24/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.

/25/MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.


  EXAMPLES
  These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, annual contract fees, if any, separate account charges, and underlying Portfolio fees and expenses.

  Examples 1 through 4 assume you purchased the Contract with optional benefits that result in the highest possible combination of charges. Example 1 relates to the purchase of the Deferred Annuity with the B Class; Example 2 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 3 relates to the purchase of the Deferred Annuity with the C Class; and Example 4 relates to the purchase of the Deferred Annuity with the L Class. Examples 5 through 8 assume you purchased the Contract with no optional benefits that result in the least expensive combination of charges. Example 5 relates to the purchase of the Deferred Annuity with the B Class; Example 6 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 7 relates to the purchase of the Deferred Annuity with the C Class; and Example 8 relates to the purchase of the Deferred Annuity with the L Class.

  Example 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the B Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 .  you paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit

  You fully surrender your Contract, with applicable withdrawal charges deducted.


                                       1      3      5     10
                                      YEAR  YEARS  YEARS  YEARS
                ------------------------------------------------
                Maximum............. $1,329 $2,472 $3,656 $7,002
                Minimum............. $1,248 $2,236 $3,280 $6,349

  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).


                                       1     3      5     10
                                      YEAR YEARS  YEARS  YEARS
                 ----------------------------------------------
                 Maximum............. $629 $1,932 $3,296 $7,002
                 Minimum............. $548 $1,696 $2,920 $6,349



  Example 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the Bonus Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 .  you paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit


  You fully surrender your Contract, with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,574 $2,779 $4,035 $7,334
Minimum........................................... $1,493 $2,546 $3,668 $6,715


  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $674 $2,059 $3,495 $7,334
Minimum........................................... $593 $1,826 $3,128 $6,715

  Example 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the C Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 .  you pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit






  You surrender your Contract, you do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges apply to the C Class).


                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $674 $2,059 $3,495 $7,334
Minimum........................................... $593 $1,826 $3,128 $6,715

  Example 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the L Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 .  you paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . you select the Enhanced Death Benefit and you are age 70 and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . you select the Guaranteed Minimum Income Benefit Plus II and assume that you elect the Optional Reset feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and
 .  you select the Earnings Preservation Benefit


  You fully surrender your Contract with applicable withdrawal charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,354 $2,453 $3,408 $7,190
Minimum........................................... $1,273 $2,219 $3,037 $6,556


  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $654 $2,003 $3,408 $7,190
Minimum........................................... $573 $1,769 $3,037 $6,556

  Example 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
 .  you select the B Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return


  You fully surrender your Contract, with applicable withdrawal charges deducted.

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $992 $1,433 $1,879 $3,197
  Minimum........................................... $910 $1,188 $1,471 $2,390


  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                      1     3     5     10
                                                     YEAR YEARS YEARS  YEARS
  ---------------------------------------------------------------------------
  Maximum........................................... $292 $893  $1,519 $3,197
  Minimum........................................... $210 $648  $1,111 $2,390



  Example 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the Bonus Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return


  You fully surrender your Contract, with applicable withdrawal charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,237 $1,745 $2,276 $3,611
 Minimum........................................... $1,155 $1,503 $1,877 $2,842


  You do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $337 $1,025 $1,736 $3,611
  Minimum........................................... $255 $  783 $1,337 $2,842

  Example 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the C Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return






  You surrender your contract, you do not surrender your contract or elect to annuitize (elect a pay-out option with an income payment type under which you receive income payments over your lifetime) (no withdrawal charges apply to the C Class).



                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $337 $1,025 $1,736 $3,611
  Minimum........................................... $225 $  783 $1,337 $2,842



  Example 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  you select the L Class;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . you bear the minimum or maximum fees and expenses of any of the Portfolios;
 .  you pay the Annual Contract Fee; and
 .  the underlying Portfolio earns a 5% annual return


  You fully surrender your Contract with applicable withdrawal charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,017 $1,417 $1,640 $3,430
 Minimum........................................... $  935 $1,173 $1,237 $2,644


  You do not surrender your Contract or you elect to annuitize (elect a pay-out option with an income type under which you receive income payments over your life time) (no withdrawal charges would be deducted).


                                                      1     3     5     10
                                                     YEAR YEARS YEARS  YEARS
  ---------------------------------------------------------------------------
  Maximum........................................... $317 $967  $1,640 $3,430
  Minimum........................................... $235 $723  $1,237 $2,644

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

       See Appendix B.

METLIFE

       Metropolitan Life Insurance Company ("MetLife" or the "Company") is a wholly-owned subsidiary of MetLife, Inc. (NYSE:MET). MetLife's home office is located at 200 Park Avenue, New York, New York 10166-0188.
MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and financial services with operations throughout the United States and the Latin America, Europe and Asia Pacific regions. Through its domestic and international subsidiaries and affiliates, MetLife, Inc. reaches more than 70 million customers around the world and MetLife is the largest life insurer in the United States (based on life insurance in-force). The MetLife companies offer life insurance, annuities, auto and home insurance, retail banking and other financial services to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. For more information, please visit www.metlife.com.

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any such amount under the Guaranteed Minimum Income Benefits, the optional death benefits, the Earnings Preservation Benefit, Guaranteed Withdrawal Benefits, or the Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains, and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES

    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available to all contract owners. The Fixed Account offers an interest rate that is guaranteed by us (the current minimum rate on the Fixed Account is 3% but may be lower based on your state and issue date and, therefore, may be lower for certain contracts). The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

REPLACEMENT OF ANNUITY CONTRACTS


EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Deferred Annuity, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging Program. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the withdrawal charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then you should compare the fees and charges (E.G., the death benefit charges, the living benefit charges, and the separate account charge) of your current contract to the fees and charges of the new Contract, which may be higher than your current contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES: Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange you should compare both annuities carefully. If you exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Deferred Annuity, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

THE DEFERRED ANNUITY


    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

Because the Contract proceeds must be distributed within the time periods required by the Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, a purchaser who has or is contemplating a civil union should note that a civil union partner would not be able to receive continued payments upon the death of the owner under the Joint Life version of the Lifetime Withdrawal Guarantee Benefit.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in several variations, which we call "classes." Each class offers you the ability to choose certain features. Each has its own Separate Account charge and applicable withdrawal charge (except C Class which has no withdrawal charges). The Deferred Annuity also offers you the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If you purchase any of the optional death benefits, you receive the optional benefit in place of the Basic Death Benefit. In deciding what class of the Deferred Annuity to purchase, you should consider the amount of Separate Account and withdrawal charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs. Unless you tell us otherwise, we will assume that you are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   a Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

..   an Enhanced Death Benefit;

..   an Earnings Preservation Benefit;

..   Guaranteed Minimum Income Benefits;

..   Guaranteed Withdrawal Benefits; and

..   a Guaranteed Minimum Accumulation Benefit.

You may not have a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time. You may not have the Enhanced Death Benefit in effect with any living benefit rider except the Guaranteed Minimum Income Benefit Plus II.


Each of these optional benefits is described in more detail later in this Prospectus. Optional benefits may not be available in all states.


CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds investment division, 1.70% to 1.85%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%.

THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase a Contract in the Bonus Class before your 81st birthday. If there are joint contract owners, the age of the oldest joint contract owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the investment divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.95% in the case of each American Funds investment division) and a declining seven year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds investment division, 2.15% to 2.30%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds investment division, 2.40% to 2.55%. After you have held the Contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.50% in the case of each American Funds investment division). After you have held the Contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds investment division, 1.70% to 1.85%.

Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (If the Fixed Account is available, Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)

The Bonus Class Deferred Annuity may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.

Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.

--------------------------------------------------------------------------------

                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
        Contract Year          charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
1                                       $54,770                  $53,400
--------------------------------------------------------------------------------
2                                       $58,248                  $57,031
--------------------------------------------------------------------------------
3                                       $61,947                  $60,909
--------------------------------------------------------------------------------
4                                       $65,881                  $65,051
--------------------------------------------------------------------------------
5                                       $70,064                  $69,475
--------------------------------------------------------------------------------
6                                       $74,513                  $74,199
--------------------------------------------------------------------------------
7                                       $79,245                  $79,244
--------------------------------------------------------------------------------
8                                       $84,633                  $84,633
--------------------------------------------------------------------------------
9                                       $90,388                  $90,388
--------------------------------------------------------------------------------
10                                      $96,535                  $96,534
--------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.

Any 3% credit does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

If we agree to permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same contract class, except, if you had a Bonus Class Deferred Annuity, the Contract will be issued as a B Class Deferred Annuity.

C CLASS

The C Class has a 1.65% annual Separate Account charge (1.90% in the case of each American Funds investment division) and no withdrawal charge. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds investment division, 2.10% to 2.25%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds investment division, 2.35% to 2.50%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market investment division is available in the C Class Deferred Annuity purchased after April 30, 2003.

L CLASS

The L Class has a 1.50% annual Separate Account charge (1.75% in the case of each American Funds investment division) and a declining three year withdrawal charge on each purchase payment. If you choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds investment division, 1.95% to 2.10%. If you choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds investment division, 2.20% to 2.35%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

YOUR INVESTMENT CHOICES


The Metropolitan Fund, the Met Investors Fund and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, the Met Investors Fund and the American Funds(R) prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The classes of shares available to the Deferred Annuities, Class B of the Metropolitan Fund and the Met Investors Fund, and Class 2 of the American Funds(R), each impose a 12b-1 Plan fee.


The investment choices are listed in alphabetical order (based upon the Portfolio's legal names). (See Appendix C Portfolio Legal and Marketing Names.) The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk you assume will depend on the investment divisions you choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.


METROPOLITAN FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not however, receive asset allocation services provided by MetLife Advisers, LLC.

MET INVESTORS FUND ASSET ALLOCATION PORTFOLIOS

The American Funds Balance Allocation Portfolio, the American Funds Growth Allocation Portfolio and the American Funds Moderate Allocation Portfolio, also known as "asset allocation portfolios", are "funds of funds" Portfolios that invest substantially all of their assets in portfolios of the American Funds Insurance Series(R). Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Underlying portfolios consist of American Funds(R) Portfolios that are currently available for investment directly under the Contract and other underlying American Funds(R) Portfolios which are not made available directly under the Contract.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio is a "funds of funds" Portfolio that invests equally in three other portfolios of the Met Investors
Fund: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


EXCHANGE-TRADED FUNDS PORTFOLIOS

The Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio are asset allocation Portfolios and "funds of funds" which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each Portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the Portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these Portfolios invest.


                                                                                    INVESTMENT MANAGER/ SUB-INVESTMENT
PORTFOLIO                           INVESTMENT OBJECTIVE                                            MANAGER
---------                           --------------------                                            ----
                                                     AMERICAN FUNDS(R)
AMERICAN FUNDS BOND FUND            SEEKS TO MAXIMIZE CURRENT INCOME AND            CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                    PRESERVE CAPITAL BY INVESTING PRIMARILY IN
                                    FIXED-INCOME SECURITIES.
AMERICAN FUNDS GLOBAL SMALL         SEEKS CAPITAL APPRECIATION THROUGH STOCKS.      CAPITAL RESEARCH AND MANAGEMENT COMPANY
CAPITALIZATION FUND
AMERICAN FUNDS GROWTH FUND          SEEKS CAPITAL APPRECIATION THROUGH STOCKS.      CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GROWTH-INCOME FUND   SEEKS BOTH CAPITAL APPRECIATION AND INCOME.     CAPITAL RESEARCH AND MANAGEMENT COMPANY
                                                    MET INVESTORS FUND
AMERICAN FUNDS BALANCED ALLOCATION  SEEKS A BALANCE BETWEEN A HIGH LEVEL OF         MET INVESTORS ADVISORY, LLC
PORTFOLIO                           CURRENT INCOME AND GROWTH OF CAPITAL WITH A     SUB-INVESTMENT MANAGER: MET INVESTORS
                                    GREATER EMPHASIS ON GROWTH OF CAPITAL.          ADVISORY, LLC
AMERICAN FUNDS GROWTH ALLOCATION    SEEKS GROWTH OF CAPITAL.                        MET INVESTORS ADVISORY, LLC
PORTFOLIO                                                                           SUB-INVESTMENT MANAGER: MET INVESTORS
                                                                                    ADVISORY, LLC
AMERICAN FUNDS MODERATE ALLOCATION  SEEKS A HIGH TOTAL RETURN IN THE FORM OF INCOME MET INVESTORS ADVISORY, LLC
PORTFOLIO                           AND GROWTH OF CAPITAL, WITH A GREATER           SUB-INVESTMENT MANAGER: MET INVESTORS
                                    EMPHASIS ON INCOME.                             ADVISORY, LLC
BLACKROCK LARGE CAP CORE PORTFOLIO  SEEKS LONG-TERM CAPITAL GROWTH.                 MET INVESTORS ADVISORY, LLC
                                                                                    SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                    ADVISORS, LLC
CLARION GLOBAL REAL ESTATE          SEEKS TO PROVIDE TOTAL RETURN THROUGH           MET INVESTORS ADVISORY, LLC
PORTFOLIO                           INVESTMENT IN REAL ESTATE SECURITIES,           SUB-INVESTMENT MANAGER: ING CLARION REAL
                                    EMPHASIZING BOTH CAPITAL APPRECIATION AND       ESTATE SECURITIES, L.P.
                                    CURRENT INCOME.
CYCLICAL GROWTH AND INCOME ETF      SEEKS GROWTH OF CAPITAL AND INCOME.             MET INVESTORS ADVISORY, LLC
PORTFOLIO                                                                           SUB-INVESTMENT MANAGER: GALLATIN ASSET
                                                                                    MANAGEMENT, INC.
CYCLICAL GROWTH ETF PORTFOLIO       SEEKS GROWTH OF CAPITAL.                        MET INVESTORS ADVISORY, LLC
                                                                                    SUB-INVESTMENT MANAGER: GALLATIN ASSET
                                                                                    MANAGEMENT, INC.
HARRIS OAKMARK INTERNATIONAL        SEEKS LONG-TERM CAPITAL APPRECIATION.           MET INVESTORS ADVISORY, LLC
PORTFOLIO                                                                           SUB-INVESTMENT MANAGER: HARRIS
                                                                                    ASSOCIATES L.P.
JANUS FORTY PORTFOLIO               SEEKS CAPITAL APPRECIATION.                     MET INVESTORS ADVISORY, LLC
                                                                                    SUB-INVESTMENT MANAGER: JANUS CAPITAL
                                                                                    MANAGEMENT LLC

                                                                                     INVESTMENT MANAGER/ SUB-INVESTMENT
PORTFOLIO                           INVESTMENT OBJECTIVE                                             MANAGER
---------                           --------------------                                             ----
LAZARD MID CAP PORTFOLIO            SEEKS LONG-TERM GROWTH OF CAPITAL.               MET INVESTORS ADVISORY, LLC
                                                                                     SUB-INVESTMENT MANAGER: LAZARD ASSET
                                                                                     MANAGEMENT LLC
LEGG MASON PARTNERS AGGRESSIVE      SEEKS CAPITAL APPRECIATION.                      MET INVESTORS ADVISORY, LLC
GROWTH PORTFOLIO                                                                     SUB-INVESTMENT MANAGER: CLEARBRIDGE
                                                                                     ADVISORS, LLC
LEGG MASON VALUE EQUITY PORTFOLIO   SEEKS LONG-TERM GROWTH OF CAPITAL.               MET INVESTORS ADVISORY, LLC
                                                                                     SUB-INVESTMENT MANAGER: LEGG MASON CAPITAL
                                                                                     MANAGEMENT. INC.
LORD ABBETT BOND DEBENTURE          SEEKS HIGH CURRENT INCOME AND THE OPPORTUNITY    MET INVESTORS ADVISORY, LLC
PORTFOLIO                           FOR CAPITAL APPRECIATION TO PRODUCE A HIGH TOTAL SUB-INVESTMENT MANAGER: LORD, ABBETT &
                                    RETURN.                                          CO. LLC
MET/AIM SMALL CAP GROWTH PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL.               MET INVESTORS ADVISORY, LLC
                                                                                     SUB-INVESTMENT MANAGER: INVESCO AIM CAPITAL
                                                                                     MANAGEMENT, INC.
MET/FRANKLIN INCOME PORTFOLIO       SEEKS TO MAXIMIZE INCOME WHILE MAINTAINING       MET INVESTORS ADVISORY, LLC
                                    PROSPECTS FOR CAPITAL APPRECIATION.              SUB-INVESTMENT MANAGER: FRANKLIN
                                                                                     ADVISERS, INC.
MET/FRANKLIN MUTUAL SHARES          SEEKS CAPITAL APPRECIATION, WHICH MAY            MET INVESTORS ADVISORY, LLC
PORTFOLIO                           OCCASIONALLY BE SHORT-TERM. THE PORTFOLIO'S      SUB-INVESTMENT MANAGER: FRANKLIN MUTUAL
                                    SECONDARY INVESTMENT OBJECTIVE IS INCOME.        ADVISERS, LLC
MET/FRANKLIN TEMPLETON FOUNDING     PRIMARILY SEEKS CAPITAL APPRECIATION AND         MET INVESTORS ADVISORY, LLC
STRATEGY PORTFOLIO                  SECONDARILY SEEKS INCOME.                        SUB-INVESTMENT MANAGER: MET INVESTORS
                                                                                     ADVISORY, LLC
MET/TEMPLETON GROWTH PORTFOLIO      SEEKS LONG-TERM CAPITAL GROWTH.                  MET INVESTORS ADVISORY, LLC
                                                                                     SUB-INVESTMENT MANAGER: TEMPLETON GLOBAL
                                                                                     ADVISORS LIMITED
MFS(R) RESEARCH INTERNATIONAL       SEEKS CAPITAL APPRECIATION.                      MET INVESTORS ADVISORY, LLC
PORTFOLIO                                                                            SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                                                     FINANCIAL SERVICES COMPANY
OPPENHEIMER CAPITAL APPRECIATION    SEEKS CAPITAL APPRECIATION.                      MET INVESTORS ADVISORY, LLC
PORTFOLIO                                                                            SUB-INVESTMENT MANAGER: OPPENHEIMERFUNDS,
                                                                                     INC.
PIMCO INFLATION PROTECTED BOND      SEEKS TO PROVIDE MAXIMUM REAL RETURN,            MET INVESTORS ADVISORY, LLC
PORTFOLIO                           CONSISTENT WITH PRESERVATION OF CAPITAL AND      SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                                    PRUDENT INVESTMENT MANAGEMENT.                   MANAGEMENT COMPANY LLC
PIMCO TOTAL RETURN PORTFOLIO        SEEKS MAXIMUM TOTAL RETURN, CONSISTENT WITH      MET INVESTORS ADVISORY, LLC
                                    THE PRESERVATION OF CAPITAL AND PRUDENT          SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                                    INVESTMENT MANAGEMENT.                           MANAGEMENT COMPANY LLC
RCM TECHNOLOGY PORTFOLIO            SEEKS CAPITAL APPRECIATION; NO CONSIDERATION IS  MET INVESTORS ADVISORY, LLC
                                    GIVEN TO INCOME.                                 SUB-INVESTMENT MANAGER: RCM CAPITAL
                                                                                     MANAGEMENT LLC
T. ROWE PRICE MID CAP GROWTH        SEEKS LONG-TERM GROWTH OF CAPITAL.               MET INVESTORS ADVISORY, LLC
PORTFOLIO                                                                            SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                                                     ASSOCIATES, INC.
                                                       METROPOLITAN FUND
BLACKROCK AGGRESSIVE GROWTH         SEEKS MAXIMUM CAPITAL APPRECIATION.              METLIFE ADVISERS, LLC
PORTFOLIO                                                                            SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                     ADVISORS, LLC
BLACKROCK BOND INCOME PORTFOLIO     SEEKS A COMPETITIVE TOTAL RETURN PRIMARILY       METLIFE ADVISERS, LLC
                                    FROM INVESTING IN FIXED-INCOME SECURITIES.       SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                     ADVISORS, LLC
BLACKROCK DIVERSIFIED PORTFOLIO     SEEKS HIGH TOTAL RETURN WHILE ATTEMPTING TO      METLIFE ADVISERS, LLC
                                    LIMIT INVESTMENT RISK AND PRESERVE CAPITAL.      SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                     ADVISORS, LLC

                                                                                    INVESTMENT MANAGER/ SUB-INVESTMENT
PORTFOLIO                           INVESTMENT OBJECTIVE                                            MANAGER
---------                           --------------------                                            ----
BLACKROCK LARGE CAP VALUE PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                    ADVISORS, LLC
BLACKROCK LEGACY LARGE CAP GROWTH   SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
PORTFOLIO                                                                           SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                    ADVISORS, LLC
BLACKROCK MONEY MARKET PORTFOLIO    SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT METLIFE ADVISERS, LLC
                                    WITH PRESERVATION OF CAPITAL.                   SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                    ADVISORS, LLC
BLACKROCK STRATEGIC VALUE PORTFOLIO SEEKS HIGH TOTAL RETURN, CONSISTING PRINCIPALLY METLIFE ADVISERS, LLC
                                    OF CAPITAL APPRECIATION.                        SUB-INVESTMENT MANAGER: BLACKROCK
                                                                                    ADVISORS, LLC
DAVIS VENTURE VALUE PORTFOLIO       SEEKS GROWTH OF CAPITAL.                        METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: DAVIS SELECTED
                                                                                    ADVISERS, L.P.
FI LARGE CAP PORTFOLIO              SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: PYRAMIS GLOBAL
                                                                                    ADVISORS, LLC
FI MID CAP OPPORTUNITIES PORTFOLIO  SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: PYRAMIS GLOBAL
                                                                                    ADVISORS, LLC
FI VALUE LEADERS PORTFOLIO          SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: PYRAMIS GLOBAL
                                                                                    ADVISORS, LLC
FRANKLIN TEMPLETON SMALL CAP        SEEKS LONG-TERM CAPITAL GROWTH.                 METLIFE ADVISERS, LLC
GROWTH PORTFOLIO                                                                    SUB-INVESTMENT MANAGER: FRANKLIN
                                                                                    ADVISERS, INC.
HARRIS OAKMARK FOCUSED VALUE        SEEKS LONG-TERM CAPITAL APPRECIATION.           METLIFE ADVISERS, LLC
PORTFOLIO                                                                           SUB-INVESTMENT MANAGER: HARRIS
                                                                                    ASSOCIATES L.P.
JENNISON GROWTH PORTFOLIO           SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
                                                                                    SUB-INVESTMENT MANAGER: JENNISON
                                                                                    ASSOCIATES LLC
JULIUS BAER INTERNATIONAL STOCK     SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
PORTFOLIO                                                                           SUB-INVESTMENT MANAGER: JULIUS BAER
                                                                                    INVESTMENT MANAGEMENT LLC
LEHMAN BROTHERS(R) AGGREGATE BOND   SEEKS TO EQUAL THE PERFORMANCE OF THE LEHMAN    METLIFE ADVISERS, LLC
INDEX PORTFOLIO                     BROTHERS(R) AGGREGATE BOND INDEX.               SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                                                                    ADVISORS COMPANY, LLC
LOOMIS SAYLES SMALL CAP PORTFOLIO   SEEKS LONG-TERM CAPITAL GROWTH FROM             METLIFE ADVISERS, LLC
                                    INVESTMENTS IN COMMON STOCKS OR OTHER EQUITY    SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                                    SECURITIES.                                     COMPANY, L.P.
METLIFE AGGRESSIVE ALLOCATION       SEEKS GROWTH OF CAPITAL.                        METLIFE ADVISERS, LLC
PORTFOLIO
METLIFE CONSERVATIVE ALLOCATION     SEEKS HIGH LEVEL OF CURRENT INCOME, WITH        METLIFE ADVISERS, LLC
PORTFOLIO                           GROWTH OF CAPITAL AS A SECONDARY OBJECTIVE.
METLIFE CONSERVATIVE TO MODERATE    SEEKS HIGH TOTAL RETURN IN THE FORM OF INCOME   METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO                AND GROWTH OF CAPITAL, WITH A GREATER
                                    EMPHASIS ON INCOME.
METLIFE MID CAP STOCK INDEX         SEEKS TO EQUAL THE PERFORMANCE OF THE           METLIFE ADVISERS, LLC
PORTFOLIO                           STANDARD & POOR'S MID CAP 400(R) COMPOSITE      SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                    STOCK PRICE INDEX.                              ADVISORS COMPANY, LLC
METLIFE MODERATE ALLOCATION         SEEKS A BALANCE BETWEEN A HIGH LEVEL OF         METLIFE ADVISERS, LLC
PORTFOLIO                           CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                                    GREATER EMPHASIS ON GROWTH OF CAPITAL.
METLIFE MODERATE TO AGGRESSIVE      SEEKS GROWTH OF CAPITAL.                        METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO

                                                                                     INVESTMENT MANAGER/ SUB-INVESTMENT
PORTFOLIO                           INVESTMENT OBJECTIVE                                             MANAGER
---------                           --------------------                                             ----
METLIFE STOCK INDEX PORTFOLIO       SEEKS TO EQUAL THE PERFORMANCE OF THE            METLIFE ADVISERS, LLC
                                    STANDARD & POOR'S 500(R) COMPOSITE STOCK PRICE   SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                    INDEX.                                           ADVISORS COMPANY, LLC
MFS(R) TOTAL RETURN PORTFOLIO       SEEKS A FAVORABLE TOTAL RETURN THROUGH           METLIFE ADVISERS, LLC
                                    INVESTMENT IN A DIVERSIFIED PORTFOLIO.           SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                                                     FINANCIAL SERVICES COMPANY
MFS(R) VALUE PORTFOLIO              SEEKS CAPITAL APPRECIATION AND REASONABLE        METLIFE ADVISERS, LLC
                                    INCOME.                                          SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                                                     FINANCIAL SERVICES COMPANY
MORGAN STANLEY EAFE(R) INDEX        SEEKS TO EQUAL THE PERFORMANCE OF THE MSCI       METLIFE ADVISERS, LLC
PORTFOLIO                           EAFE(R) INDEX.                                   SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                                                                     ADVISORS COMPANY, LLC
NEUBERGER BERMAN MID CAP VALUE      SEEKS CAPITAL GROWTH.                            METLIFE ADVISERS, LLC
PORTFOLIO                                                                            SUB-INVESTMENT MANAGER: NEUBERGER BERMAN
                                                                                     MANAGEMENT, INC.
OPPENHEIMER GLOBAL EQUITY PORTFOLIO SEEKS CAPITAL APPRECIATION.                      METLIFE ADVISERS, LLC
                                                                                     SUB-INVESTMENT MANAGER: OPPENHEIMERFUNDS,
                                                                                     INC.
RUSSELL 2000(R) INDEX PORTFOLIO     SEEKS TO EQUAL THE RETURN OF THE RUSSELL 2000(R) METLIFE ADVISERS, LLC
                                    INDEX.                                           SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                                                                     ADVISORS COMPANY, LLC
T. ROWE PRICE LARGE CAP GROWTH      SEEKS LONG-TERM GROWTH OF CAPITAL AND,           METLIFE ADVISERS, LLC
PORTFOLIO                           SECONDARILY, DIVIDEND INCOME.                    SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                                                     ASSOCIATES, INC.
T. ROWE PRICE SMALL CAP GROWTH      SEEKS LONG-TERM CAPITAL GROWTH.                  METLIFE ADVISERS, LLC
PORTFOLIO                                                                            SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                                                     ASSOCIATES, INC.
WESTERN ASSET MANAGEMENT STRATEGIC  SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH   METLIFE ADVISERS, LLC
BOND OPPORTUNITIES PORTFOLIO        PRESERVATION OF CAPITAL.                         SUB-INVESTMENT MANAGER: WESTERN ASSET
                                                                                     MANAGEMENT COMPANY
WESTERN ASSET MANAGEMENT U.S.       SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH   METLIFE ADVISERS, LLC
GOVERNMENT PORTFOLIO                PRESERVATION OF CAPITAL AND MAINTENANCE OF       SUB-INVESTMENT MANAGER: WESTERN ASSET
                                    LIQUIDITY.                                       MANAGEMENT COMPANY


Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide you will indicate the investment divisions that are available to you. The BlackRock Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, and Deferred Annuities issued in New York State and Washington State with the Guaranteed Minimum Income Benefit I, the Guaranteed Minimum Income Benefit II, the Guaranteed Withdrawal Benefit I, the Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I. Your investment choices may be limited because:

..   We have restricted the available investment divisions.

..   Some of the investment divisions are not approved in your state.

..   Your employer, association or other group contract owner limits the available investment divisions.

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN BENEFITS


If you elect the Lifetime Withdrawal Guarantee Benefit II, the Guaranteed Minimum Income Benefit Plus II or the Enhanced Death Benefit, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) (the "(B) Investment Allocation Restrictions") below:


(A)You must allocate:

  . 100% of your purchase payments or Account Balance to the Fixed Account, BlackRock Money Market Investment Division (where available), American Funds Balanced Allocation Investment Division, American Funds Growth

     Allocation Investment Division, American Funds Moderate Allocation
      Investment Division, Met/Franklin Templeton Founding Strategy Investment Division, the MetLife Conservative Allocation Investment Division, MetLife Conservative to Moderate Allocation Investment Division, MetLife Moderate Allocation Investment Division, MetLife Moderate to Aggressive Allocation Investment Division and/or Cyclical Growth and Income ETF Investment Division;

   OR

(B)You must allocate:

  . AT LEAST 15% of purchase payments or Account Balance to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Money Market Investment Division (where available);

  . UP TO 85% of purchase payments or Account Balance to Platform 2 investment choices;

  . UP TO 15% of purchase payments or Account Balance to Platform 3 investment choices; and

  . UP TO 15% of purchase payments or Account Balance to Platform 4 investment choices.

The investment choices in each platform are as follows:

PLATFORM 1      INVESTMENT CHOICES
                AMERICAN FUNDS BOND
                BLACKROCK BOND INCOME
                LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
                PIMCO INFLATION PROTECTION BOND
                PIMCO TOTAL RETURN
                WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
PLATFORM 2
                AMERICAN FUNDS GROWTH                    LORD ABBETT BOND DEBENTURE
                AMERICAN FUNDS GROWTH-INCOME             MET/FRANKLIN INCOME
                BLACKROCK DIVERSIFIED                    MET/FRANKLIN MUTUAL SHARES
                BLACKROCK LARGE CAP CORE                 MET/TEMPLETON GROWTH
                BLACKROCK LARGE CAP VALUE                METLIFE STOCK INDEX
                BLACKROCK LEGACY LARGE CAP GROWTH        MFS(R) RESEARCH INTERNATIONAL
                DAVIS VENTURE VALUE                      MFS(R) TOTAL RETURN
                FI LARGE CAP                             MFS(R) VALUE
                FI VALUE LEADERS                         MORGAN STANLEY EAFE(R) INDEX
                HARRIS OAKMARK INTERNATIONAL             OPPENHEIMER CAPITAL APPRECIATION
                JANUS FORTY                              OPPENHEIMER GLOBAL EQUITY
                JENNISON GROWTH                          T. ROWE PRICE LARGE CAP GROWTH
                JULIUS BAER INTERNATIONAL STOCK          WESTERN ASSET MANAGEMENT STRATEGIC BOND
                LEGG MASON PARTNERS AGGRESSIVE GROWTH    OPPORTUNITIES
                LEGG MASON VALUE EQUITY
PLATFORM 3
                BLACKROCK AGGRESSIVE GROWTH
                FI MID CAP OPPORTUNITIES
                HARRIS OAKMARK FOCUSED VALUE
                LAZARD MID CAP
                METLIFE MID CAP STOCK INDEX
                NEUBERGER BERMAN MID CAP VALUE
                T. ROWE PRICE MID CAP GROWTH

          PLATFORM 4      INVESTMENT CHOICES
                          AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                          BLACKROCK STRATEGIC VALUE
                          CLARION GLOBAL REAL ESTATE
                          FRANKLIN-TEMPLETON SMALL CAP GROWTH
                          LOOMIS SAYLES SMALL CAP GROWTH
                          MET/AIM SMALL CAP GROWTH
                          RUSSELL 2000(R) INDEX
                          RCM TECHNOLOGY
                          T. ROWE PRICE SMALL CAP GROWTH

The Enhanced Dollar Cost Averaging Program is available in either (A) or (B).

ENHANCED DOLLAR COST AVERAGING PROGRAM.  If you choose to allocate according to
(B) above, and you choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, you must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if you made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, all transfers from the Enhanced Dollar Cost Averaging Program balance must be allocated to the same investment divisions as your most recent allocations for purchase payments.

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your Contract in the event you make a new purchase payment or request a transfer among investment choices. We will provide you with prior written notice of any changes in classification of investment choices.

REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Balance on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Balance when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Balance on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Balance on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal.

CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) at anytime by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

TRANSFERS. Please note that any transfer request must result in an Account Balance that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.

ADDITIONAL INFORMATION. The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.


The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.


The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC ("Met Investors"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds(R).


In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment manager (other than our affiliates MetLife Advisers and Met Investors) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment managers MetLife Advisers and Met Investors Advisory which are formed as "limited liability companies". Our ownership interests in MetLife Advisers and Met Investors Advisory entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolio. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the advisers. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the Statement of Additional Information for information on the investment management fees paid to the investment managers and sub-investment managers.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the Table of Expenses and "Who Sells the Deferred Annuities". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.

We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR DEFERRED ANNUITY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities".)


DEFERRED ANNUITIES

   This Prospectus describes the following Deferred Annuities under which you can accumulate money:


  .   Non-Qualified

  .   Traditional IRAs (Individual Retirement Annuities)

  .   Roth IRAs (Roth Individual Retirement Annuities)

  .   SEPs (Simplified Employee Pensions)*

  . SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)*

* Only available in certain states and for new participants where the employer has previously purchased this Deferred Annuity. We will continue to accept additional purchase payments from participants who presently have this contract.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES AND ENHANCED DOLLAR COST AVERAGING PROGRAM

  There are four automated investment strategies and an Enhanced Dollar Cost Averaging Program available to you. We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity. The Enhanced Dollar Cost Averaging Program is not available to the Bonus and the C Class Deferred Annuities or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities. The Index Selector/SM/ is not available if you purchase the Guaranteed Minimum Income Benefit Plus I, the Lifetime Withdrawal Guarantee Benefit I, the Guaranteed Minimum Accumulation Benefit or the (B) Investment Allocation Restrictions for the Enhanced Death Benefit, Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Guarantee Benefit II. The Aggressive Model is not available with the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Benefit II. The Equity Generator/SM/ and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State and Washington State with the Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, the Guaranteed Withdrawal Benefit I, the Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I or if you purchase the Guaranteed Minimum Income Benefit Plus I, the Guaranteed Minimum Accumulation Benefit, Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee Benefit II, or Enhanced Death Benefit. The Rebalancer(R) is not available with the Guaranteed Minimum Accumulation Benefit or if you have chosen the (B) Investment Allocation Restrictions for the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Guarantee Benefit II. The automated investment strategies and the Enhanced Dollar Cost Averaging Program are available to you without any additional charges. As with any investment program, none of them can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector/SM/ or Rebalancer(R) in effect at the same time, but you may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator/SM/ or the Allocator./SM/

ENHANCED DOLLAR COST AVERAGING PROGRAM: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that you have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the investment divisions you choose. While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the investment divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.

If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar a mount by dividing your new allocation by the number of months in the program you chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

Unless you instruct us otherwise, if you cancel your participation in the Enhanced Dollar Cost Averaging Program, any remaining dollar amounts will be transferred to the available investment divisions in accordance with the percentages you had chosen for the Enhanced Dollar Cost Averaging Program. For Contracts issued prior to November 1, 2005, any remaining dollar amounts will be transferred to the Fixed Account. We may impose minimum purchase payments and other restrictions to utilize this program.

                                   EXAMPLE:

--------------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                              Transferred from
                                                                                                 EDCA Fixed
                                                                                                 Account to
                                                                                EDCA 6-Month      Selected
                                                                                   Program     PPS Investment
                                                              Date     Amount   Interest Rate   Division(s)
                                                            --------- --------- ------------- ----------------
A   Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month
    Program Initial Purchase Payment                         5/1/2008  $12,000*     9.00%         $2,000*
--------------------------------------------------------------------------------------------------------------
B                                                            6/1/2008                             $2,000
--------------------------------------------------------------------------------------------------------------
C                                                            7/1/2008                             $2,000
--------------------------------------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent Purchase Payment                              8/1/2008 $18,000**     8.00%        $5,000**
--------------------------------------------------------------------------------------------------------------
E                                                            9/1/2008                             $5,000
--------------------------------------------------------------------------------------------------------------
F                                                           10/1/2008                             $5,000
--------------------------------------------------------------------------------------------------------------
G                                                           11/1/2008                             $5,000
--------------------------------------------------------------------------------------------------------------
H                                                           12/1/2008                            $4,483.22
--------------------------------------------------------------------------------------------------------------

    * $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.

    ** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.

The Equity Generator/SM/: An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one investment division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Fixed Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

The Rebalancer(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.

The Index Selector/SM/: You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is divided among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Account (or the BlackRock Money Market Investment Division in lieu of the Fixed Account for the C Class Deferred Annuities, a Deferred Annuity issued in New York State and Washington State with Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, Guaranteed Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these investment divisions and the Fixed Account (or the BlackRock Money Market Investment Division) is brought back to the selected model percentage by transferring amounts among the investment divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.

You may utilize the Index Selector with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy other than when utilized with the Enhanced Dollar Cost Averaging Program.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector strategy. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If you are interested in an updated model, please contact your sales representative.

The Allocator/SM/: Each month a dollar amount you choose is transferred from the Fixed Account to any of the investment divisions you choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Account balance is exhausted, this strategy is automatically discontinued.

The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you can continue the strategy through periods of fluctuating prices.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:

-------------------------------------------------------------------------------------------------------------------
                                                                         Bonus Class
                                                           B Class       -----------     C Class      L Class
                                                            ----------                   -------       ----------
a. EnhancedDollar Cost Averaging Program ("EDCA")            Yes             No            No           Yes
-------------------------------------------------------------------------------------------------------------------
                                                          (may not be used with purchase payments which
                                                          consist of money from other MetLife or its
                                                               affiliates' variable annuities)
-------------------------------------------------------------------------------------------------------------------
b. Choiceof One Automated Investment Strategy
-------------------------------------------------------------------------------------------------------------------
 1. EquityGenerator                                          Yes             Yes           No           Yes
                                                           (but not                                   (but not
                                                          with EDCA)                                 with EDCA)
-------------------------------------------------------------------------------------------------------------------
(but not available with the Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, Guaranteed
Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit I in New York
State and in Washington State, or Guaranteed Minimum Income Benefit Plus I, Guaranteed Minimum Income Benefit Plus
II, Lifetime Withdrawal Benefit II, Enhanced Death Benefit, or the Guaranteed Minimum Accumulation Benefit)
-------------------------------------------------------------------------------------------------------------------
 2. Rebalancer                                               Yes             Yes           Yes          Yes
-------------------------------------------------------------------------------------------------------------------
(but not available with Guaranteed Minimum Accumulation Benefit or the (B) Investment Allocation Restrictions for the
Enhanced Death Benefit, the Guaranteed Minimum Income Plus II or the Lifetime Withdrawal Benefit II)
---------------------------------------------------------------------------------------------------------------------
 3. IndexSelector                                            Yes             Yes           Yes          Yes
-------------------------------------------------------------------------------------------------------------------
(but not available with Guaranteed Minimum Income Benefit Plus I, the Lifetime Withdrawal Guarantee Benefit I, the
Guaranteed Minimum Accumulation Benefit or the (B) Investment Allocation Restrictions for the Enhanced Death Benefit,
the Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Benefit II; Aggressive Model not available with the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or the Lifetime Withdrawal Benefit II)
---------------------------------------------------------------------------------------------------------------------
 4. Allocator                                                Yes             Yes           No           Yes
                                                           (but not                                   (but not
                                                          with EDCA)                                 with EDCA)
-------------------------------------------------------------------------------------------------------------------
(but not available with the Guaranteed Minimum Income Benefit I, the Guaranteed Minimum Income Benefit II,
Guaranteed Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit I
in New York State and in Washington State, or the Guaranteed Minimum Income Benefit Plus I, Guaranteed Minimum
Income Benefit Plus II, Lifetime Withdrawal Benefit II, Enhanced Death Benefit, or the Guaranteed Minimum Accumulation
Benefit)
----------------------------------------------------------------------------------------------------------------------

PURCHASE PAYMENTS


   The B Class minimum initial purchase payment is $5,000 for the Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth IRA , SEP and SIMPLE IRA Deferred Annuities. The minimum initial purchase payment through debit authorization for the B Class Non-Qualified Deferred Annuity is $500; the minimum initial purchase payment through debit authorization for the B Class Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100. If you choose to purchase a Bonus Class Deferred Annuity, the minimum initial purchase payment is $10,000. The minimum initial purchase payment for the C Class and L Class is $25,000. We reserve the right to accept amounts transferred from other annuity contracts that meet the minimum initial purchase payment at the time of the transfer request, but, at the time of receipt in good order, do not meet such requirements because of loss in market value.

If you are purchasing the Deferred Annuity as the beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through debit authorization. The minimum subsequent purchase payment for all Deferred Annuities is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law. We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least $50.

SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum subsequent purchase payment amounts based upon the number of persons in the "group".

We will issue the B, C or L Class Deferred Annuity to you before your 86th birthday. We will issue the Bonus Class Deferred Annuity to you before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class).

Please see "Lifetime Withdrawal Guarantee Benefit I" for minimum issue age requirements for a Contract issued with this optional benefit in New York State.

The chart below summarizes the minimum initial and subsequent purchase payments for each contract class:

----------------------------------------------------------------------
                                           Bonus Class
                               B Class     ----------- C Class L Class
                           ---------------             ------- -------
InitialPurchase Payment        $5,000        $10,000   $25,000 $25,000
                              ($2,000:
                           Traditional IRA
                            and Roth IRA,
                               SEP and
                             SIMPLE IRA)
----------------------------------------------------------------------
SubsequentPurchase Payment      $500          $500      $500    $500
----------------------------------------------------------------------
                                (or any amount we are required to
                                accept under applicable tax law)
----------------------------------------------------------------------
DebitAuthorizations
----------------------------------------------------------------------
 Initial                        $500         $10,000   $25,000 $25,000
                               ($100:
                           Traditional IRA
                              and Roth
                            IRA, SEP and
                             SIMPLE IRA)
----------------------------------------------------------------------
 Subsequent                     $100          $100      $100    $100
----------------------------------------------------------------------
                                (or any amount we are required to
                                accept under applicable tax law)
----------------------------------------------------------------------

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program, if available, and the investment divisions. You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, you may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See "Investment Choices --Investment Allocation Restrictions for Certain Benefits", "Enhanced Death Benefit", "Guaranteed Income Benefits" and "Guaranteed Withdrawal Benefits" for allocation restrictions if you elect certain optional benefits.

DEBIT AUTHORIZATIONS

You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

..   Federal tax laws or regulatory requirements;

..   Our right to limit the total of your purchase payments to $1,000,000; and

..   Our right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for a Fixed Account allocation (e.g., $1,000,000).

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division (as well as when we apply the Annual Contract Fee and the Guaranteed Minimum Income Benefit charge, if chosen as an optional benefit), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.


This is how we calculate the Accumulation Unit Value for each investment division:

[_]First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

[_]Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity you have chosen, including any optional benefits where the charge is assessed on the Separate Account) for each day since the last Accumulation Unit Value was calculated; and

[_]Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                  $500 = 50 accumulation units
                  $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE


   You may make tax-free transfers among investment divisions or between the investment divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an investment division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, you must tell us:

..   The percentage or dollar amount of the transfer;

..   The investment divisions (or Fixed Account) from which you want the money to be transferred;

..   The investment divisions (or Fixed Account) to which you want the money to be transferred; and

..   Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 20, 2003, the Deferred Annuity with the Guaranteed Minimum Income Benefit I, Guaranteed Minimum Income Benefit II, the Guaranteed Withdrawal Benefit I, Enhanced Guaranteed Withdrawal Benefit or the Lifetime Withdrawal Guarantee Benefit I issued in New York State and Washington State or the Guaranteed Minimum Income Benefit Plus I or the Guaranteed Minimum Accumulation Benefit) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Fixed Annuity balance is equal to or exceeds our maximum for Fixed Account allocations (I.E., $1,000,000.00).

Please see "Investment Choices -- Investment Allocation Restrictions For Certain Benefits" for transfer restrictions in effect if you have the Enhanced Death Benefit, the Guaranteed Minimum Income Benefit Plus II or Lifetime Withdrawal Guarantee II.

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day, if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

We may require you to use our original forms.


"MARKET TIMING" POLICIES AND PROCEDURES

The following is a discussion of our market timing policies and procedures. They apply to both the "pay-in" and "pay-out" phase of your Deferred Annuity.


Frequent requests from contract owners to make transfers/ reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers/reallocations may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (I.E., Western Asset Management Strategic Bond Opportunities, Lord Abbett Bond Debenture, Clarion Global Real Estate, Julius Baer International Stock, Met/Templeton Growth, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, American Funds Global Small Capitalization, BlackRock Strategic Value, Loomis Sayles Small Cap, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth and Russell 2000(R) Index Portfolios -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer/reallocation activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive transfer/reallocation activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer/reallocation activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS(R) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer/reallocation restrictions being applied to deter market timing. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/ reallocation limits, or other transfer/reallocation activity that we believe may be harmful to other contract owners or other persons who have an interest in the Contracts, we require all future requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific contract owners who violate the frequent trading policies established by the Portfolio.

In addition, contract owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY


   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The investment divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which you want the money to be withdrawn.

Your withdrawal may be subject to withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. For all contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued you the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that you selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any investment divisions in which you then have money.


Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When you select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance. Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office.

Systematic Withdrawal Program payments may be subject to a withdrawal charge unless an exception to this charge applies. We will determine separately the withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

CHARGES


  There are two types of charges you pay while you have money in an investment division:

..   Separate Account charge, and

..   Investment-related charge.

We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the withdrawal charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges. The Separate Account charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while you have the Deferred Annuity.

SEPARATE ACCOUNT CHARGE

Each class of the Deferred Annuity has a different Separate Account charge. You will pay the Separate Account charge annually based on the average daily value of the amount you have in the Separate Account. This charge includes insurance-related charges that pay us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the Separate Account charge for each class of the Deferred Annuity with each death benefit that has an asset-based Separate Account charge prior to entering the pay-out phase of the Contract.

                           SEPARATE ACCOUNT CHARGES*

                                          B CLASS BONUS CLASS** C CLASS L CLASS
-                                         ------- ------------- ------- -------
Basic Death Benefit......................  1.25%      1.70%      1.65%   1.50%
Optional Annual Step-Up Death Benefit....  1.45%      1.90%      1.85%   1.70%
Optional Greater of Annual Step-Up or 5%.  1.60%      2.05%      2.00%   1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit***   .25%       .25%       .25%    .25%

    * We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization investment divisions.

        We reserve the right to impose an additional Separate Account charge on investment divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such investment divisions.

    ** The Separate Account charge for the Bonus Class will be reduced by 0.45% after you have held the Contract for seven years.

    *** This charge is in addition to the Separate Account charge with the death benefit chosen.

INVESTMENT-RELATED CHARGE


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage you pay for the investment-related charge depends on which investment divisions you select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee. Class 2 shares of the available American Funds(R) have a 0.25% 12b-1 Plan fee. Amounts for each investment division for the previous year are listed in the Table of Expenses.


ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro-rata basis from the investment divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.

OPTIONAL ENHANCED DEATH BENEFIT

The Enhanced Death Benefit is available for an additional charge of 0.65% for issue ages 69 or younger and 0.85% for issue ages 70-75 of the Death Benefit Base (as defined later in this Prospectus), deducted at the end of each Contract Year prior to taking into account any Optional Step-Up by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. If you elect the Optional Step-Up of the Enhanced Death Benefit, we may increase the charge to a rate we determine (provided that this rate will not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the Optional Step-Up), but no more than the maximum of 1.50% of the Death Benefit Base. If you elect the Guaranteed Minimum Income Benefit Plus II with the Enhanced Death Benefit, the charge for the Enhanced Death Benefit is reduced to 0.60% for issue ages 69 or younger and 0.80% for issue ages 70-75.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS

All Guaranteed Minimum Income Benefits are available for an additional charge based on the guaranteed minimum income base (as defined later in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.

The Guaranteed Minimum Income Benefit Plus II charge is 0.80% and the Guaranteed Minimum Income Benefit Plus I charge is 0.80%. If you elect the Optional Reset of either version, we may increase the charge to a rate we determine (provided that this rate will not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the reset), but no more than a maximum of 1.50%.

The Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II charge is 0.50% of the guaranteed minimum income base and is deducted at the end of the Contract Year in the same manner as described above.

For Contracts issued prior to February 26, 2007, the charge for the Guaranteed Minimum Income Benefit Plus I is 0.75% of the guaranteed minimum income base. For the Guaranteed Minimum Income Benefit I and Guaranteed Minimum Income Benefit II available in Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge is reduced to 0.45% of the guaranteed minimum income base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts for which a completed application and any other required paper work were received in good order at our Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the Guaranteed Minimum Income Benefit I is 0.15% lower (0.35% rather than 0.50%).

OPTIONAL GUARANTEED WITHDRAWAL BENEFITS


The Lifetime Withdrawal Guarantee Benefit I and the Lifetime Withdrawal Guarantee Benefit II are available for an additional charge of a percentage of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus). The percentage is deducted at the end of each Contract Year after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The Lifetime Withdrawal Guarantee Benefit II is available for an additional charge of 0.65% for the Single Life Version and 0.85% for the Joint Life Version. If you elect Automatic Annual Step-Ups, we may increase the Lifetime Withdrawal Guarantee II charge to a rate we shall determine (provided that this rate will not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the step-up), but no more than a maximum of 1.25% for the Single Life Version or 1.50% for the Joint Life Version.


The Lifetime Withdrawal Guarantee Benefit I is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year in the same manner. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee Benefit I, we may increase the Lifetime Withdrawal Guarantee Benefit I charge to a rate we shall determine (provided that this rate will not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the step-up), but no more than a maximum of 0.95% for the Single Life version or 1.40% for the Joint Life version.

If a Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.

The Guaranteed Withdrawal Benefits are available for an additional charge of a percentage of the Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted at the end of each Contract Year prior to taking into account any Optional Reset by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The charge for the Enhanced Guaranteed Withdrawal Benefit is 0.55% and the charge for the Guaranteed Withdrawal Benefit I is 0.50%. If you elect an Optional Reset, we may increase the Enhanced Guaranteed Withdrawal Benefit and the Guaranteed Withdrawal Benefit I charge to a rate we shall determine (provided that this rate does not exceed the rate currently applicable to new contract purchases of the same optional benefit at the time of the reset), but no more than a maximum of 1.00% for the Enhanced Guaranteed Withdrawal Benefit and 0.95% for the Guaranteed Withdrawal Benefit I. (For Contracts issued prior to July 16, 2007, the charge for the Enhanced Guaranteed Withdrawal Benefit prior to any Optional Reset is 0.50% of the Guaranteed Withdrawal Amount and the maximum charge upon an Optional Reset is 0.95%.)

If the Enhanced Guaranteed Withdrawal Benefit or the Guaranteed Withdrawal Benefit I is in effect, the charge will not continue if your Benefit Base equals zero.

OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT

The Guaranteed Minimum Accumulation Benefit is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.

PREMIUM AND OTHER TAXES


   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, currently range from 0.5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. The chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

WITHDRAWAL CHARGES



   A withdrawal charge may apply if you withdraw purchase payments that were credited to your Deferred Annuity. There are no withdrawal charges for the C
Class Deferred Annuity or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charge Applies"). Unless the withdrawal qualifies under one of these situations, events or circumstances, withdrawal charges will apply where there is a request to divide the Account Balance due to a divorce. To determine the withdrawal charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from earnings, then from amounts (other than earnings) that can be withdrawn without a withdrawal charge and then from purchase payments, each on a "first-in-first-out" (oldest money first) basis. Once we have determined the amount of the withdrawal charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the investment divisions in the same proportion as the withdrawal is being made.


For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest.

For partial withdrawals, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as a withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the withdrawal charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The withdrawal charge on purchase payments withdrawn for each class is as follows:


     IF WITHDRAWN DURING CONTRACT YEAR B CLASS BONUS CLASS C CLASS L CLASS
     --------------------------------- ------- ----------- ------- -------
                1.....................    7%        9%      None      7%
                2.....................    6%        8%                6%
                3.....................    6%        8%                5%
                4.....................    5%        7%                0%
                5.....................    4%        6%                0%
                6.....................    3%        4%                0%
                7.....................    2%        3%                0%
                Thereafter............    0%        0%                0%

The withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of withdrawal charges we collect.

WHEN NO WITHDRAWAL CHARGE APPLIES


In some cases, we will not charge you the withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any of the conditions listed below.

You do not pay a withdrawal charge:

..   If you have a C Class Deferred Annuity.

..   On transfers you make within your Deferred Annuity among the investment divisions and transfers to or from the Fixed Account.

..   On withdrawals of purchase payments you made over seven Contract Years ago for the B Class, seven Contract Years ago for the Bonus Class and three Contract Years ago for the L Class.

..   If you choose payments over one or more lifetimes except, in certain cases, under the Guaranteed Minimum Income Benefit.

..   If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

..   If your Contract permits and your spouse is substituted as the contract owner of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

..   If you withdraw only your earnings from the investment divisions.

..   During the first Contract Year, if you are in the Systematic Withdrawal
    Program, and you withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.

..   After the first Contract Year, if you withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

..   If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Internal Revenue Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity.

..   If you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

..   If you properly "recharacterize" as permitted under Federal tax law your
    Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.

..   This Contract feature is only available if you are less than 80 years old on the Contract issue date. After the first Contract Year, if approved in your state, and your Contract provides for this, to withdrawals to which a withdrawal charge would otherwise apply, if you have been either the contract owner continuously since the issue of the Contract or the spouse who continues the Contract:

  . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where you have exercised this right no later than 90 days of exiting the nursing home facility or hospital; or

  . Is diagnosed with a terminal illness and not expected to live more than 12 months.

..   This Contract feature is only available if you are less than 65 years old on the date you became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if you are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon contracts) and if you have been the contract owner continuously since the issue of the Contract or the spouse who continues the Contract.

..   If you have transferred money which is not subject to a withdrawal charge
    (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual withdrawal charge schedule.

..   If the early withdrawal charge that would apply if not for this provision
    (1) would constitute less than 0.25% of your Account Balance and would be no more than $250 and (2) you transfer your total Account Balance to certain eligible MetLife contracts or certain eligible contracts of MetLife affiliates.

FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in good order.

Any Bonus does not become yours until after the "free look" period; we retrieve it if you exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

   One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected during the "pay-in" phase against market downturns. You name your beneficiary(ies).

If you intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, please refer to the discussion concerning IRAs in the Tax Section of this Prospectus.

We only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum payment. If you purchased the Contract as a deceased person's beneficiary under an IRA, your beneficiary may be limited by tax law as to the method of distribution of any death benefit. Please see the Tax Section of this Prospectus.

SPOUSAL CONTINUATION. If the beneficiary is your spouse, the beneficiary may be substituted as the contract owner of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Deferred Annuity would be subject to applicable withdrawal charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

If the spouse continues the Deferred Annuity, the second death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), are reset on the date the spouse continues the Deferred Annuity.

Spousal continuation will not satisfy required minimum distribution rules for tax qualified contracts other than IRAs.

"STRETCH IRA" CONTRACTS. We permit your beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary may be permitted to choose some optional benefits available under the Contract, but certain contract provisions or programs may not be available.

If your beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law as to the method of distribution of any death benefit.

"STRETCH NON-QUALIFIED" CONTRACTS. If available in your state, we permit your beneficiary to hold the Non-Qualified Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your beneficiary to facilitate the distribution of payments. The designated beneficiary's interest in the contract must be distributed in accordance with minimum required distribution rules for deferred annuities under the income tax regulations over a period no longer than the designated beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same contract class as your Contract, except, if you had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an investment division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the beneficiary. Your beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable withdrawal charges. The beneficiary may be permitted to choose some of the optional benefits available under the Contract, but no optional living benefit options are available and certain contract provisions or programs may not be available.

If your beneficiary holds the Non-Qualified Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), would be reset on the date the beneficiary then holds the Deferred Annuity. At the death of the beneficiary, the beneficiary's beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.

ADDITIONAL INFORMATION. If you are a non-natural person, then the life of the annuitant is the basis for determining the death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the death benefit.

Where there are multiple beneficiaries, we will only value the death benefit as of the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether you choose an optional benefit), are reset on the date of the change in contract owner.

BASIC DEATH BENEFIT

The Basic Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; (2) total purchase payment less partial withdrawals; or (3) your "Highest Anniversary Value" (as described below) as of each fifth Contract Anniversary.

If you die during the pay-in phase and you have not chosen one of the optional death benefits, the death benefit the beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal; or

3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the Highest Anniversary Value is your initial purchase payment;

   . Increase the Highest Anniversary Value by each subsequent purchase payment;

   . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-Highest Anniversary Value to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal and set the Highest Anniversary Value equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

      . Increase the Highest Anniversary Value by each subsequent purchase payment or

      . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance before the withdrawal.

                                   EXAMPLE:

---------------------------------------------------------------------------------------------------
                                                          Date                      Amount
                                              ----------------------------- -----------------------
A   Initial Purchase Payment                            10/1/2008                  $100,000
---------------------------------------------------------------------------------------------------
B   Account Balance                                     10/1/2009                  $104,000
                                              (First Contract Anniversary)
---------------------------------------------------------------------------------------------------
C   Death Benefit                                    As of 10/1/2009               $104,000
                                                                            (= greater of A and B)
---------------------------------------------------------------------------------------------------
D   Account Balance                                     10/1/2010                   $90,000
                                              (Second Contract Anniversary)
---------------------------------------------------------------------------------------------------
E   Death Benefit                                       10/1/2010                  $100,000
                                                                            (= greater of A and D)
---------------------------------------------------------------------------------------------------
F   Withdrawal                                          10/2/2010                   $9,000
---------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance             10/2/2010                     10%
                                                                                    (= F/D)
---------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                    10/2/2010                   $81,000
                                                                                    (= D-F)
---------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal         As of 10/2/2010                $90,000
                                                                                 (= A-(A X G))
---------------------------------------------------------------------------------------------------
J   Death Benefit                                       10/2/2010                   $90,000
                                                                            (= greater of H and I)
---------------------------------------------------------------------------------------------------
K   Account Balance                                     10/1/2013                  $125,000
---------------------------------------------------------------------------------------------------
L   Death Benefit (Highest Anniversary Value)        As of 10/1/2013               $125,000
                                                   (Fifth Anniversary)      (= greater of I and K)
---------------------------------------------------------------------------------------------------
M   Account Balance                                     10/2/2013                  $110,000
---------------------------------------------------------------------------------------------------
N   Death Benefit                                    As of 10/2/2013               $125,000
                                                                            (= greatest of I, L, M)
---------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/10 and 10/2/10 are assumed to be equal prior to the withdrawal.

OPTIONAL DEATH BENEFITS

ANNUAL STEP-UP DEATH BENEFIT


   The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawl.

You may not purchase this benefit if you are 80 years of age or older.

The Annual Step-Up Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.20% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

----------------------------------------------------------------------------------------------------------
                                                                  Date                      Amount
                                                      ----------------------------- ----------------------
A   Initial Purchase Payment                                    10/1/2008                  $100,000
----------------------------------------------------------------------------------------------------------
B   Account Balance                                             10/1/2009                  $104,000
                                                      (First Contract Anniversary)
----------------------------------------------------------------------------------------------------------
C   Death Benefit (Highest Anniversary Value)                As of 10/1/2009               $104,000
                                                                                    (= greater of A and B)
----------------------------------------------------------------------------------------------------------
D   Account Balance                                             10/1/2010                  $90,000
                                                      (Second Contract Anniversary)
----------------------------------------------------------------------------------------------------------
E   Death Benefit (Highest Contract Year Anniversary)           10/1/2010                  $104,000
                                                                                    (= greater of B and D)
----------------------------------------------------------------------------------------------------------
F   Withdrawal                                                  10/2/2010                   $9,000
----------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance                     10/2/2010                    10%
                                                                                           (= F/D)
----------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                            10/2/2010                  $81,000
                                                                                           (= D-F)
----------------------------------------------------------------------------------------------------------
I   Highest Anniversary Value reduced for Withdrawal         As of 10/2/2010               $93,600
                                                                                        (= E-(E X G))
----------------------------------------------------------------------------------------------------------
J   Death Benefit                                               10/2/2010                  $93,600
                                                                                    (= greater of H and I)
----------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/10 and 10/2/10 are assumed to be equal prior to the withdrawal.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

In states where approved, only one of either the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or Enhanced Death Benefit will be available. The Greater of Annual Step-Up or 5% Annual Increase Amount is designed to protect against adverse investment experience. In general, it provides that the death will be not less than the greater of (1) your Account Balance or (2) the "Annual Increase Amount" which is the total of your purchase payments (adjusted for withdrawals) accumulated at 5% per year or (3) your "Highest Anniversary Value", as described below.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance; or

2. The Annual Increase Amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal); or

3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

You may not purchase this benefit if you are 80 years of age or older.

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for a charge, in addition to the Basic Death Benefit charge, of 0.35% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

------------------------------------------------------------------------------------------------------
                                                            Date                       Amount
                                                ----------------------------- ------------------------
A   Initial Purchase Payment                              10/1/2008                   $100,000
------------------------------------------------------------------------------------------------------
B   Account Balance                                       10/1/2009                   $104,000
                                                (First Contract Anniversary)
------------------------------------------------------------------------------------------------------
C1  Account Balance (Highest Anniversary Value)           10/1/2009                   $104,000
                                                                               (= greater of A and B)
------------------------------------------------------------------------------------------------------
C2  5% Annual Increase Amount                             10/1/2009                   $105,000
                                                                                    (= A X 1.05)
------------------------------------------------------------------------------------------------------
C3  Death Benefit                                      As of 10/1/2009                $105,000
                                                                              (= greater of C1 and C2)
------------------------------------------------------------------------------------------------------
D   Account Balance                                       10/1/2010                   $90,000
                                                (Second Contract Anniversary)
------------------------------------------------------------------------------------------------------
E1  Highest Anniversary Value                             10/1/2010                   $104,000
                                                                              (= greater of C1 and D)
------------------------------------------------------------------------------------------------------
E2  5% Annual Increase Amount                          As of 10/1/2010                $110,250
                                                                                (= A X 1.05 X 1.05)
------------------------------------------------------------------------------------------------------
E3  Death Benefit                                         10/1/2010                   $110,250
                                                                              (= greater of E1 and E2)
------------------------------------------------------------------------------------------------------
F   Withdrawal                                            10/2/2010                    $9,000
------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                          Date                  Amount
                                                     --------------- ----------------------------
G   Percentage Reduction in Account Balance             10/2/2010                10%
                                                                               (= F/D)
-------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                    10/2/2010              $81,000
                                                                               (= D-F)
-------------------------------------------------------------------------------------------------
I1  Highest Anniversary Value reduced for Withdrawal As of 10/2/2010           $93,600
                                                                           (= E1-(E1 X G))
-------------------------------------------------------------------------------------------------
I2  5% Annual Increase Amount reduced for Withdrawal As of 10/2/2010           $99,238
                                                                           (= E2-(E2 X G).
                                                                     Note: E2 includes additional
                                                                        day of interest at 5%)
-------------------------------------------------------------------------------------------------
I3  Death Benefit                                       10/2/2010              $99,238
                                                                     (= greatest of H, I1 and I2)
-------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/10 and 10/02/10 are assumed to be equal prior to the withdrawal.

All amounts are rounded to the nearest dollar.

THE ENHANCED DEATH BENEFIT


If you have not elected any optional living benefit (other than the Guaranteed Minimum Income Benefit Plus II, which is also known as the "Predictor Plus II" in our sales literature and advertising ), you may select the Enhanced Death Benefit. The Enhanced Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance or (2) the "death benefit base" which is the greater of (a) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year or (b) your "Highest Anniversary Value," as described below.


The Enhanced Death Benefit is equal to the greater of:

1. The Account Balance; or

2. The "Death Benefit Base", which is the greater of the following:

   a. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately before your 91st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate or 6% a year from the date of the withdrawal.

     . For this purpose, all purchase payments credited within 120 days of the date we issued the Deferred Annuity will be treated as if they were received on the date we issued the Deferred Annuity.

     . The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal if total withdrawals in a Contract Year are more than 6% of the Annual Increase Amount at the previous Contract Anniversary.

     . If total withdrawals in a Contract Year are less than or equal to 6% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total withdrawals treated as a single withdrawal at the end of the Contract Year.

     . The Annual Increase Amount does not change after the Contract Anniversary on or following your 91st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by each withdrawal as described here where the annual increase rate is set at 0%; or

   b. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

     . At issue, the Highest Anniversary Value is your initial purchase payment;

     . Increase the Highest Anniversary Value by each subsequent purchase payment;

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal;

     .   On each Contract Anniversary before your 81st birthday, compare the
         (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

     . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

        . Increase the Highest Anniversary Value by each subsequent purchase payment or

        . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal.

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges) divided by the Account Balance immediately before the withdrawal.

You may not purchase the Enhanced Death Benefit if you are 76 years of age or older.

OPTIONAL STEP-UP

On each Contract Anniversary on or after the first anniversary following the effective date of this optional benefit, you may elect an Optional Step-Up provided that (1) the Account Balance exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract owner (or oldest joint owner or annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.

We must receive your request to exercise the Optional Step-Up in writing or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up will:

   a) reset the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election; and

   b) reset the Enhanced Death Benefit charge to a rate we determine, as long as that rate does not exceed the maximum Optional Step-Up charge of 1.50%, provided that this rate will not exceed the rate currently applicable to the same rider available for new Contract purchases at the time of the step-up.

On the date of the step-up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.

When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:

1) a one time Optional Step-Up at any Contract Anniversary; or

2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically).

If you have also elected the Guaranteed Minimum Income Benefit Plus II and you elect Optional Step-Ups to occur under the Automatic Annual Step-Up, it will remain in effect through the seventh Contract Anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue, after the seventh Contract Anniversary.

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary.

Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Administrative Office that you wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing (or by any other method acceptable to us) at least 30 days prior to the Contract Anniversary following the date you make this election. If you discontinue Automatic Step-Ups, the Enhanced Death Benefit and charge will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Enhanced Death Benefit, there are certain investment allocation restrictions. Please see "Investment Allocation Restrictions For Certain Benefits."

TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:

   (a)The date you make a total withdrawal of your Account Balance (pro-rata portion of the annual charge will apply);

   (b)When your Account Balance is not sufficient to pay the charge for this benefit;

   (c)The date you annuitize your Contract (a pro-rata portion of the annual charge will apply);

   (d)A change of the Contract owner or joint contract owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;

   (e)The date you assign your Contract, subject to our administrative procedures;

   (f)The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

   (g)The Deferred Annuity is terminated.

CHARGES. The Enhanced Death Benefit is available for an additional charge of 0.65% of the Death Benefit Base for issue ages 69 and younger and 0.85% for issue ages 70-75, deducted at the end of each Contract Year, prior to taking into account any Optional Step-Up. If the Guaranteed Minimum Income Benefit Plus II is also purchased, the additional charge is 0.60% of the Death Benefit Base for issue ages 69 and younger and 0.80% for issue ages 70-75. As described above, as a result of an Optional Step-Up, the charge may be increased up to a maximum of 1.50%. The charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

                                   EXAMPLE:

-------------------------------------------------------------------------------------------------------------
                                                               Date                         Amount
                                                   ----------------------------- ----------------------------
A   Initial Purchase Payment                                 10/1/2008                     $100,000
-------------------------------------------------------------------------------------------------------------
B   Account Balance                                          10/1/2009                     $90,000
                                                   (First Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
C1  Account Balance (Highest Anniversary Value)           As of 10/1/2009                  $100,000
                                                                                    (= greater of A and B)
-------------------------------------------------------------------------------------------------------------
C2  6% Annual Increase Amount                             As of 10/1/2009                  $106,000
                                                                                         (= A X 1.06)
-------------------------------------------------------------------------------------------------------------
C3  Death Benefit                                            10/1/2009                     $106,000
                                                                                   (= greater of C1 and C2)
-------------------------------------------------------------------------------------------------------------
D   Withdrawal (Dollar-For-Dollar within 6% limit)           10/2/2009                      $6,000
-------------------------------------------------------------------------------------------------------------
E   Percentage Reduction in Account Balance                  10/2/2009                      6.67%
                                                                                           (= D/B)
-------------------------------------------------------------------------------------------------------------
F   Account Balance after Withdrawal                         10/2/2009                     $84,000
                                                                                           (= B-D)
-------------------------------------------------------------------------------------------------------------
G1  Highest Anniversary Value reduced                     As of 10/2/2009                  $93,333
    for Withdrawal                                                                      (=C1-(C1 X E))
-------------------------------------------------------------------------------------------------------------
G2  6% Annual Increase Amount reduced for                 As of 10/2/2009                  $100,017
    Withdrawal                                                                             (=C2-D)
                                                                                 Note: C2 includes additional
                                                                                    day of interest at 6%
-------------------------------------------------------------------------------------------------------------
G3  Death Benefit                                            10/2/2009                     $100,017
                                                                                   (= greater of G1 and G2)
-------------------------------------------------------------------------------------------------------------
H   Account Balance                                          10/1/2010                     $110,000
                                                   (Second Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
I1  Account Balance (Highest Anniversary Value)              10/1/2010                     $110,000
                                                                                   (= greater of G1 and H)
-------------------------------------------------------------------------------------------------------------
I2  6% Annual Increase Amount                                10/1/2010                     $106,360
                                                                                       (= C2 X 1.06-D)
-------------------------------------------------------------------------------------------------------------
I3  Death Benefit                                            10/1/2010                     $110,000
                                                                                   (= greater of I1 and I2)
-------------------------------------------------------------------------------------------------------------
J   Withdrawal (Proportional above 6% limit)                 10/2/2010                     $11,000
-------------------------------------------------------------------------------------------------------------
K   Percentage Reduction in Account Balance                  10/2/2010                       10%
                                                                                           (= J/H)
-------------------------------------------------------------------------------------------------------------
L   Account Balance after Withdrawal                         10/2/2010                     $99,000
                                                                                           (= H-J)
-------------------------------------------------------------------------------------------------------------
M1  Highest Anniversary Value reduced for                 As of 10/2/2010                  $99,000
    Withdrawal                                                                         (= I1-(I1 X K))
-------------------------------------------------------------------------------------------------------------
M2  6% Annual Increase Amount reduced for                 As of 10/2/2010                  $95,739
    Withdrawal                                                                         (= I2-(I2 X K))
                                                                                 Note: I2 includes additional
                                                                                    day of interest at 6%
-------------------------------------------------------------------------------------------------------------
M3  Death Benefit                                            10/2/2010                     $99,000
                                                                                   (= greater of M1 and M2)
-------------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/09, 10/2/09, 10/1/10 and 10/2/10 are assumed to be equal prior to the withdrawal.

All amounts are rounded to the nearest dollar.

EARNINGS PRESERVATION BENEFIT

You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

This benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the basic death benefit or an optional death benefit for which you pay an additional charge); and

2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal; and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when you purchased the Contract:

          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if you are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable withdrawal charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the Contract, the spouse can choose one of the following two options:

  . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

  . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Balance.

If you are a natural person and you change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in contract owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new contract owner as of the date of the change in contract owner.

If you are a non-natural person, the life of the annuitant is the basis for determining the additional death benefit. If there are joint contract owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount you have in the Separate Account.

                                   EXAMPLE:

------------------------------------------------------------------
                                       Date          Amount
                                     --------- -------------------
A   Purchase Payments Not Withdrawn  10/1/2008      $100,000
------------------------------------------------------------------
B   Death Benefit                    10/1/2009      $105,000
------------------------------------------------------------------
C   Additional Death Benefit         10/1/2009       $2,000
                                                (= 40% X (B - A))
------------------------------------------------------------------
D   Account Balance                  10/1/2010       $90,000
------------------------------------------------------------------
E   Withdrawal                       10/2/2010       $9,000
------------------------------------------------------------------
F   Account Balance after Withdrawal 10/2/2010       $81,000
                                                    (= D - E)
------------------------------------------------------------------
G   Purchase Payments Not Withdrawn  10/2/2010       $91,000
------------------------------------------------------------------
                                                    (= A - E,
                                                because there is
                                                   no gain at
                                               time of withdrawal)
------------------------------------------------------------------
H   Death Benefit                    10/2/2010       $99,238
------------------------------------------------------------------
I   Additional Death Benefit                         $3,296
                                                (= 40% X (H - G))
------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any withdrawal charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.


LIVING BENEFITS

OVERVIEW OF LIVING BENEFITS

We offer a suite of optional living benefits that, for certain additional charges, can offer some protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these benefits may be elected, and the benefit must be elected at Contract issue. These optional benefits are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit.

We offer three types of Living Benefits:

             Guaranteed Income                         Guaranteed Withdrawal                 Guaranteed Asset Accumulation
                 Benefits                                    Benefits                                   Benefit
------------------------------------------- ------------------------------------------- ----------------------------------------
..Guaranteed Minimum Income Benefit          .Lifetime Withdrawal Guarantee (LWG I and   .Guaranteed Minimum Accumulation Benefit
Plus (GMIB Plus I and GMIB Plus II or, the  LWG II)                                     (GMAB)
Predictor Plus, or Predictor Plus I and     .Enhanced Guaranteed Withdrawal Benefit
Predictor Plus II)                          (Enhanced GWB)
..Guaranteed Minimum Income Benefit          .Guaranteed Withdrawal Benefit (GWB I)
(GMIB I and GMIB II or the Predictor)
                                            These optional benefits are designed to     GMAB is designed to guarantee that
Our guaranteed income benefits are          guarantee that at least the entire amount   your Account Balance will not be less
designed to allow you to invest your        of purchase payments you make will be       than a minimum amount at the end of
Account Balance in the market while         returned to you through a series of         the 10-year waiting period.
at the same time assuring a specified       withdrawals (without annuitizing),          The amount of the guarantee depends
guaranteed, level of minimum fixed          regardless of investment performance, as    on which of three permitted investment
income payments if you elect to             long as withdrawals in any Contract Year    divisions you select.
annuitize. The fixed annuity payment        do not exceed the maximum amount
amount is guaranteed regardless of          allowed. With the LWG, you get the same
investment performance or the actual        benefits, but in addition, if you make
Account Balance at the time you elect       your first withdrawal on or after the date
pay-outs. Prior to exercising this          you reach age 59 1/2, you are
benefit and annuitizing your Contract,      guaranteed income, without annuitizing,
you may make withdrawals up to a            for your life (and the life of your spouse,
maximum level specified in the rider        if the Joint Life version was elected),
and still maintain the benefit amount.      even after the entire amount of purchase
[GMIB I and GMIB II were formerly           payments has been returned. [GWBI was
known as "Versions I and Versions II        formerly known as "Version I of the
of the Guaranteed Minimum Income            Guaranteed Withdrawal Benefit";
Benefit"; and GMIB Plus I was               Enhanced GWB was formerly known as
formerly known as "Version III of the       "Version II of the Guaranteed Withdrawal
Guaranteed Minimum Income                   Benefit"; and LWG I was formerly known
Benefit".]                                  as "Version III - the Lifetime Withdrawal
                                            Guarantee Benefit".]

GUARANTEED INCOME BENEFITS

At the time you buy the Contract, you may elect a guaranteed income benefit ("GMIB") for an additional charge. Each version of this benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance during the pay-in phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT BALANCE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE GMIB) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE BENEFIT EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the GMIB, you may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the benefit guarantees intact, provided the conditions of the benefit are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the benefit.

There are four versions of the GMIB, available with this Contract A MAXIMUM OF TWO OF WHICH ARE OFFERED IN ANY PARTICULAR STATE: GMIB PLUS II, GMIB PLUS I, GMIB II AND GMIB I. Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which versions are available in your state.

You may not have this benefit and another living benefit (LWG, GWB or GMAB) in effect at the same time. Once elected, the benefit cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFITS

INCOME BASE AND GMIB INCOME PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT BALANCE OR A MINIMUM RETURN FOR ANY INVESTMENT DIVISION. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, you may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).

THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the income type you select. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT BALANCE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES. Your registered representative can provide you an illustration of the amounts you would receive if you exercised the rider.

If you exercise a GMIB rider, your income payments will be the greater of:

  . the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or

  . the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options".)

If you choose not to receive income payments as guaranteed under the GMIB, you may elect any of the income options available under the Contract.

If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Balance on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit you did not use.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the Contract, then the annuitant will be considered the owner in determining the income base and GMIB income payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB income payments.

Note on Graphs and Examples

The purpose of these examples is to illustrate the operation of the GMIB. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES OR TAX PENALTIES.

How the GMIB Works

(1)THE ANNUAL INCREASE AMOUNT OF THE INCOME BASE

   Determining a value upon which future income payments will be based

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the investment divisions you selected. Your purchase payments accumulate at the annual increase rate, until the Contract Anniversary on or immediately after the Contract owner's specified birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at the specified percentage each year adjusted for withdrawals and charges the "Annual Increase Amount of the Income Base") is the value upon which future income payments can be based.

                        [Compounding Income Base Chart]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, your Annual Increase Amount of the Income Base is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount of the Income Base will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

  [10 Year Waiting Period with  Compounding Income Base and Annuity for life
                                    CHART]

(2)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Determining a value upon which future income payments will be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in any growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract owner's 81/st/ birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                 [Highest  Account Balance Income Base Chart]


   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your Contract and begin taking annuity payments after 30 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

 [10 Year Waiting Period with Highest Account Balance Income Base and Annuity for Life Chart]

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

(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the two components of the income base (the Annual Increase Amount of the Income Base and the Highest Anniversary Value of the Income Base) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the guaranteed minimum income base and the Account Balance will cease to exist. Also, the GMIB may only be exercised only after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's specified birthday.

     [10 Year Waiting Period with Highest Account Balance Income Base and
                        Compounding Income Base Chart]

   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract and Contract rider is issued. However, if then-current annuity purchase factors applied to the Account Balance would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. THEREFORE, IF YOUR ACCOUNT BALANCE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.

     [10 Year Waiting Period with Highest Account Balance Income Base and
          Compounding Income Base with Income Annuity for Life Chart]

DESCRIPTION OF GMIB PLUS II

In states where approved, the GMIB Plus II is available only for owners up through age 78 and you can only elect the GMIB Plus II at the time you purchase the contract. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 90th birthday.

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

INCOME BASE

The income base is equal to the greatest of (a) or (b) below:

a. The Annual Increase Amount which is the sum total of each purchase payment accumulated at a rate of 6% a year, through the Contract Anniversary date immediately before your 90th birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 6% a year from the date of the withdrawal.

  . For this purpose, all purchase payments credited within 120 days of the date we issued the Deferred Annuity will be treated as if they were received on the date we issued the Deferred Annuity.

  . The withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal if total withdrawals in a Contract Year are more than 6% of the Annual Increase Amount at the previous Contract Anniversary.

  . If total withdrawals in a Contract Year are less than or equal to 6% of the Annual Increase Amount at the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of total withdrawals treated as a single withdrawal at the end of the Contract Year.

      or

b. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal;

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal.

For purpose of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable withdrawal charges), divided by the Account Balance immediately before the withdrawal.

Partial annuitizations are not permitted.

IN DETERMINING THE GMIB PLUS II INCOME PAYMENTS, AN AMOUNT EQUAL TO THE WITHDRAWAL CHARGE THAT WOULD APPLY UPON A COMPLETE WITHDRAWAL AND THE AMOUNT OF ANY PREMIUM AND OTHER TAXES THAT MAY APPLY WILL BE DEDUCTED FROM THE INCOME BASE. FOR PURPOSES OF CALCULATING THE INCOME BASE, PURCHASE PAYMENT CREDITS (I.E., BONUS PAYMENTS) ARE NOT INCLUDED.

OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Balance. An Optional Step-Up may be beneficial if your Account Balance has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. HOWEVER, RESETTING THE ANNUAL INCREASE AMOUNT WILL INCREASE YOUR

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WAITING PERIOD FOR EXERCISING THE GMIB PLUS II BY RESTARTING THE 10-YEAR
WAITING PERIOD, AND WE MAY RESET THE GMIB PLUS II CHARGE TO A RATE WE SHALL DETERMINE THAT DOES NOT EXCEED THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%), PROVIDED THAT THIS RATE WILL NOT EXCEED THE RATE CURRENTLY APPLICABLE TO THE SAME OPTIONAL BENEFIT FOR NEW PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each automatic step-up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make the election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above.

We must receive your request to exercise the Optional Step-Up in writing at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up will:

(1)reset the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election;

(2)reset the GMIB Plus II waiting period to the 10th Contract Anniversary following the date the Optional Step-Up took effect; and

(3)reset the GMIB Plus II charge to a rate we shall determine (provided that this rate will not exceed the rate currently applicable to the same optional benefit for new purchases at the time of the Optional Step-Up), up to the maximum optional reset charge (not to exceed 1.50%).

On the date of the Optional Step-Up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.

In the event that the charge applicable to Contract purchases at the time of the reset is higher than your current GMIB Plus II charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. Please see "Investment Choices -- Investment Allocation Restrictions for Certain Benefits" If you elect the GMIB Plus II, you may elect to participate in the Enhanced Dollar Cost Averaging Program, provided that your destination investment divisions are selected in accordance with the investment allocation restrictions.

GUARANTEED PRINCIPAL OPTION. Starting with the tenth Contract Anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Balance intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a)is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and

(b)the Account Balance on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions.

IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Account Balance, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The Contract, however, will continue, and the GMIB Plus II allocation restrictions, described above, will no longer apply.

EXERCISING THE GMIB PLUS II. If you exercise the GMIB Plus II, you must select to receive income payments under one of the following income types:

   (1)Lifetime Income Annuity with a 10 Year Guarantee Period . For annuitization ages over 79, the 10 year guaranteed component of the life annuity is reduced as follows:

             -----------------------------------------------------

                  Age at Pay-Out            Guaranteed Period
             -----------------------------------------------------
                        80                          9
             -----------------------------------------------------
                        81                          8
             -----------------------------------------------------
                        82                          7
             -----------------------------------------------------
                        83                          6
             -----------------------------------------------------
                       84-90                        5
             -----------------------------------------------------

   (2)Lifetime Income Annuity for Two with a 10 Year Guarantee Period . Based on federal tax rules, this option is not available for qualified contracts where the difference in ages of the joint annuitants is greater than 10 years. See "Pay-Out Options."

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

If you take a full withdrawal of your Account Balance, your contract is terminated by us due to its small Account Balance and inactivity (see "When We Can Cancel Your Deferred Annuity"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

GMIB PLUS II PURCHASE PAY-OUT RATES. The GMIB purchase rates are enhanced under the following circumstance, if:

   (a)you take no withdrawals before your 60th birthday;

   (b)your Account Balance is fully withdrawn at or after your 60th birthday and there is an income base remaining; and

   (c)the income type you select is the Lifetime Income Annuity with a 10 Year Guarantee Period;

Then the annual income payments under the GMIB Plus II will equal or exceed 6% of the Annual Increase Amount (calculated on the date the payments are determined).

If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to you instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.

TERMINATING THE GMIB PLUS II. Except as otherwise provided, the GMIB Plus II will terminate upon the earliest of:

   a) The 30th day following the Contract Anniversary on or following your 90th birthday;

   b) The date you make a complete withdrawal of your Account Balance (a pro rata portion of the charge will be applied). (If there is still an income base remaining after a full withdrawal of your Account Balance, we will commence making income payments based on the remaining income base within 30 days of the date of the full withdrawal.)

   c) The date you elect to receive income payments under the contract and you do not elect to receive payments under the GMIB Plus II (a pro rata portion of the charge will be applied);

   d) Death of the owner or joint owner (unless the spouse (aged 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;

   e) A change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise;

   f) The effective date of the Guaranteed Principal Option; or

   g) The date you assign your Contract, subject to our administrative procedures.

When the GMIB Plus II terminates, the corresponding GMIB Plus II charge terminates and GMIB Plus II investment restrictions no longer apply.

CHARGES. The GMIB Plus II is available, for an additional charge of 0.80% of the income base, deducted at the end of each Contract Year, by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003, a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging program is not available in the C and Bonus Classes Deferred Annuity)

THE GUARANTEED PRINCIPAL OPTION -- GRAPH AND EXAMPLE

Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Balance at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.

The effect of exercising the Guaranteed Principal Option:

1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Balance 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

2) The GMIB Plus II benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Balance; the Contract continues.

3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Balance.

[Exercise Guaranteed Principal Option and Guaranteed
                          Principal Adjustment Chart]

Withdrawals reduce the original purchase payment (I.E., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

THE OPTIONAL STEP-UP: OPTIONAL AUTOMATIC ANNUAL STEP-UP

Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount of the Income Base increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Balance is higher than your 6% Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The 6% Annual Increase Amount of the Income Base automatically resets from $106,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;
   and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

The 6% Annual Increase Amount of the Income Base increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Balance is higher than your 6% Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The 6% Annual Increase Amount of the Income Base automatically resets from $116,600 to $120,000;

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

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the second Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;
   and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the 6% Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Step-Up is:

(1)The 6% Annual Increase Amount of the Income Base automatically resets to the higher Account Balance;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;

(3)The charge is reset; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume you do not make a new election of the Optional Automatic Annual Step-Up. The 6% Annual Increase Amount of the Income Base increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Balance is lower than your 6% Annual Increase Amount of the Income Base. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount of the Income Base remains at $180,200 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 6% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday. Also, please note:

(1)The 10-year waiting period to annuitize the Contract under the GMIB Plus II remains at the 17th Contract Anniversary (10 years from the date of the last Optional Reset);

(2)The charge remains at its current level; and

(3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                                    [GRAPHIC]

DESCRIPTION OF GMIB PLUS I

In states that have approved GMIB Plus I and that have not yet approved GMIB Plus II, we currently offer GMIB Plus I. GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the Contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

   (1)The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter.

   (2)An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Step-Up. (Please note that "Step-Up" is referred to as "Reset" in the rider.)

   (3)If your income base is increased due to an Optional Step-Up under the GMIB Plus I rider, we may increase the GMIB Plus I charge to the charge applicable to Contract purchases of the same optional benefit at the time of the increase, but to no more than a maximum of 1.50%.

   (4)Termination provision g) above does not apply and the following replaces termination provision a), above:

      The 30th day following the Contract Anniversary on or following your 85th birthday.

   (5)If you elect the GMIB Plus I, you are limited to allocating your purchase payments and Account Balance among the following funding options:

      (a)the MetLife Conservative Allocation Investment Division

      (b)the MetLife Conservative to Moderate Allocation Investment Division,

      (c)the MetLife Moderate Allocation Investment Division,

      (d)the MetLife Moderate to Aggressive Allocation Investment Division,

      (e)the American Funds Moderation Allocation Investment Division,

      (f)the American Funds Balanced Allocation Investment Division,

      (g)the American Funds Growth Allocation Investment Division

      (h)the Met/Franklin Templeton Founding Strategy Investment Division

      (i)the Fixed Account

      (j)the BlackRock Money Market Investment Division (where available)

   (6)The Guaranteed Principal Option may be exercised starting with the tenth Contract Anniversary prior to the Contract owner's 86th birthday.

You may elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination investment divisions are one or more of the above-listed investment choices.

For Contracts issued prior to JULY 16, 2007, the GMIB Plus II purchase payout rates described under "Exercising the GMIB Plus II " will not be not applied.

For Contracts issued prior to FEBRUARY 26, 2007, we offered a version of the GMIB Plus I that is no longer available. This prior version of the GMIB Plus I differs from the current version with respect to the calculation of the Annual Increase

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
Amount and the applicable benefit charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base'' section above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; and (2) the additional charge for the GMIB Plus I is 0.75% of the Income Base (with a maximum charge of 1.50% of the Income Base applicable upon the exercise of the Optional Step-Up feature).

EXAMPLE

THE OPTIONAL STEP-UP

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount of the Income Base increases to $105,000 on the first Contract Anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

The effect of the Optional Step-Up election is:

(1)The 5% Annual Increase Amount of the Income Base resets from $105,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus I is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new contract owners at that time;

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary; and

The 5% Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Balance is less than the 5% Annual Increase Amount of the Income Base.

For Contracts issued prior to FEBRUARY 27, 2006, you may elect an Optional Step-Up as described above, except that: 1) you may elect an Optional Step-Up on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Step-Up at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Step-Up; and 2) you are required to affirmatively elect an Optional Step-Up in accordance with the procedures described above, the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the resets from every third Contract Anniversary to each Contract Anniversary and you will also be able to elect Optional Automatic Resets under the Automatic Annual Step-Ups, following the same procedure, as described above.

DESCRIPTION OF GMIB II

The GMIB II is available only for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. The GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

The GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:

   (1)The additional charge for GMIB II is 0.50%

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   (2)The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

      a. the annual increase rate is 5% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter, and

      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

   (3)There is no Guaranteed Principal Option.

   (4)There is no Optional Step-Up feature.

   (5)There are no limitations to how you may allocate your purchase payments and Account Balance among the investment choices.

   (6)The following replaces termination provision a), above:

      The 30th day following the Contract Anniversary on or following your 85th birthday.

   (7)The following replaces termination provision e), above:

      A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

   (8)Termination provisions, f) and g) above, do not apply.

DESCRIPTION OF GMIB I

In states where GMIB I has been approved and GMIB II has not been approved you can only elect GMIB I at the time you purchase the Contract and if you are age 75 or less. Once elected, this optional benefit cannot be terminated except as described below. The GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

The GMIB I is identical to the GMIB II, with the following exceptions:

   (1)The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II -- Income Base", except that:

      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments; and


      b) The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the owner's 81st birthday and 0% thereafter.


   (2)The following replaces termination provision d), above:

      Death of the owner or death of the annuitant if a non-natural person owns the contract.

   (3)If you take a full withdrawal of your Account Balance, your contract is terminated by us due to its small Account Balance and inactivity or your contract lapses, the GMIB I terminates (even if there remains any income base) and no payments will be made under the benefit.

We currently waive the contractual requirement that terminates the GMIB I in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. See "Death Benefit -- Generally." In such event, the GMIB I will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this Prospectus who have elected GMIB I.

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GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS

The GMIB may have limited usefulness in connection with a qualified Contract, such as IRA (See "Income Taxes"), in circumstances where, due to the ten year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up), the owner is unable to exercise the benefit until after the required beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract during the ten year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of income payments under the GMIB. You should consult your tax adviser prior to electing the GMIB.

Additionally, the GMIB is not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB may not be exercised until 10 years after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/Optional Reset), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for 10 years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.

GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefits for an additional charge. There are four Guaranteed Withdrawal Benefits, two versions of the GWB and two versions of the LWG under this Contract:


  .   Lifetime Withdrawal Guarantee II ("LWG II")

  .   Lifetime Withdrawal Guarantee I ("LWG I")

  .   Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

  .   Guaranteed Withdrawal Benefit I ("GWB I")

Each of the guaranteed withdrawal benefits guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your benefit has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the Contract, for your life (and the life of your spouse, if the Joint Life version of this optional benefit was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)

If you purchase a guaranteed withdrawal benefit, you must elect one version at the time you purchase the contract, prior to age 86. A maximum of two versions of the guaranteed withdrawal benefits are offered in any particular state. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit in effect at the same time. Once elected, the rider may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFITS

MANAGING YOUR WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals or any amount applied to a pay-out option are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Balance or minimum return for any investment division. The Benefit Base (as described below) under the GWB I and Enhanced GWB and the Remaining

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Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal
Guarantees cannot be taken as a lump sum. (However, if you cancel a Lifetime Withdrawal Guarantee Benefit after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Balance to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) INCOME TAXES AND PENALTIES MAY APPLY TO YOUR WITHDRAWALS, AND WITHDRAWAL CHARGES MAY APPLY TO WITHDRAWALS DURING THE FIRST CONTRACT YEAR UNLESS YOU TAKE THE NECESSARY STEPS TO ELECT TO TAKE SUCH WITHDRAWALS UNDER A SYSTEMATIC WITHDRAWAL PROGRAM. WITHDRAWAL CHARGES WILL ALSO APPLY TO
WITHDRAWALS OF PURCHASE PAYMENTS THAT EXCEED THE FREE WITHDRAWAL AMOUNT.

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEES). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEES) UNTIL TERMINATION OF THE RIDER.

For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantees), purchase payment credits (I.E., bonus payments) are not included. In any event, withdrawals under the GWB will reduce your Account Balance and death benefits.

CHARGES.   If the Lifetime Withdrawal Guarantee is in effect, we will continue to assess the GWB benefit charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I or Enhanced GWB is in effect, we will not continue to assess the GWB charge if your Benefit Base, as described below, equals zero.

TAX TREATMENT. The tax treatment of withdrawals under the GWB and LWG is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantees) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the Account Balance (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax advisor prior to purchase.

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II

TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee Benefit II is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does NOT exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a NON-EXCESS WITHDRAWAL. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charge) reduces the Account Balance. We refer to this type of withdrawal as an EXCESS WITHDRAWAL.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the

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Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess
Withdrawal (including any applicable withdrawal charge). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charge) reduces the Account Balance.

7.25% COMPOUNDING INCOME AMOUNT. On each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if you make the first withdrawal on or after the date you reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if you make your first withdrawal on or after the date you reach age 76).

IT IS IMPORTANT TO NOTE:

  . If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero. This means if your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals, however, you will not be guaranteed income for the rest of your life.

  .   If you take your first withdrawal on or after the date you reach age
      59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the benefit was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if applicable). Therefore, you will be guaranteed income for life.

  . If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit Payment will be set equal to a 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

  . If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount once you make your second withdrawal. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

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  .   At any time during the pay-in phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II. This may provide higher income amounts and/or different tax treatment than the payments received under the LWG II.

MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have made an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if you make your first withdrawal on or after the date you reach age 76).

In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero.

You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, (or 6% if you make your first withdrawal on or after the date you reach age 76), you cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up will:

  . reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Balance on the date of the step-up, up to a maximum of $10,000,000 regardless of whether or not you have taken any withdrawals;

  . reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the date you reach age 76); and

  . reset the Lifetime Withdrawal Guarantee Benefit II charge to a rate we shall determine (provided that this rate will not exceed the rate currently applicable to the same optional benefit available for new contract purchases at the time of the step-up), up to a maximum of 1.25% (Single Life version) or 1.50% (Joint Life version).

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current LWG II charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the Contract Anniversary.

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Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Account Balance to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the automated required minimum distribution service, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee Benefit II, there are certain investment allocation restrictions. Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Benefits" above.

JOINT LIFE VERSION. Like the Single Life version of the LWG II, the Joint Life version must be elected at the time you purchase the contract, and the Contract owner (or oldest joint owner) must be age 85 or younger. (Because of the requirement that the Contract be owned by joint owners, the Joint Life Version is only available for Non-Qualified Contracts). Under the Joint Life version, when the owner of the Contract dies (or when the first joint owner dies), the LWG II will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee Benefit II. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the owner and beneficiary of the Contract, the Joint Life version of the benefit would not apply.

A purchaser who has or is contemplating a civil union would not be able to receive continued payments upon the death of the owner under the joint life version of the LWG II.

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee Benefit II on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee Benefit II will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee Benefit II charge and, the investment allocation restrictions described in "Investment Choices -- Investment Allocation Restrictions for Certain Benefits" will no longer apply. The Contract, however, will continue.

If you cancel the Lifetime Withdrawal Guarantee Benefit II on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your Account Balance. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

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(a)is purchase payments credited within 120 days of the date that we issued the
   Contract, reduced proportionately by the percentage reduction in Account Balance attributable to any partial withdrawals taken (including any applicable withdrawal charges) and

(b)is the Account Balance on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment division in the ratio the portion of the Account Balance in such investment division bears to the total Account Balance in all investment divisions. The Guaranteed Principal Adjustment will never be less than zero.

Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee Benefit II may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee Benefit II for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE BENEFIT II. The Lifetime Withdrawal Guarantee Benefit II will terminate upon the earliest of:

(1)The date of a full withdrawal of the Account Balance (a pro rata portion of the charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);

(2)The date the Account Balance is applied to a pay-out option (a pro rata portion of the charge for this benefit will be assessed);

(3)The date there are insufficient amounts to deduct the Lifetime Withdrawal Guaranteed Benefit charge (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met);

(4)Death of the Contract owner or joint Contract owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee Benefit II, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

(5)Change in contract owners or joint contract owners or annuitants (if the contract owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the charge for this benefit will be assessed, except for termination due to death);

(6)The Deferred Annuity is terminated (a pro-rata portion of the charge will be assessed, except for termination due to death.)

(7)Effective date of the cancellation of this benefit by the Contract Owner or;

(8)The date you assign your Contract, subject to our administrative procedures.

Once the benefit is terminated, the Lifetime Withdrawal Guarantee Benefit II charge will no longer be deducted and the Lifetime Withdrawal Guarantee II investment allocation restrictions will no longer apply.

ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee Benefit II may affect the death benefit available under your Contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee Benefit II is in effect, an

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alternative death benefit amount will be calculated under the Lifetime
Withdrawal Guarantee Benefit II that can be taken in a lump sum. The Lifetime Withdrawal Guarantee Benefit II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the alternative death benefit amount calculated under the Lifetime Withdrawal Guarantee Benefit II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Contract owner (or the annuitant, if the Contract owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment in a lump sum that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal Revenue Code). If you terminate the Lifetime Withdrawal Guarantee Benefit II because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Lifetime Withdrawal Guarantee Benefit II charge; or (3) the Contract Owner dies, except where the beneficiary or joint owner is the spouse of the Contract owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

CHARGES. For the Enhanced Lifetime Withdrawal Guarantee Benefit II the current charges are 0.65% of the Total Guaranteed Withdrawal Amount for the Single Life version and 0.85% for the Joint Life version. If an Automatic Annual Step-Up occurs we may increase the Lifetime Withdrawal Guarantee Benefit II charge to the then current charge for the same optional benefit, but no more than a maximum of 1.25% for the Single Life version or 1.50% for the Joint life version.

The charge is deducted at the end of each Contract Year after apply any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary by withdrawing amounts on a pro rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. The Fixed Account is not available with the C Class Deferred Annuity or in the State of New York if this optional benefit is selected.

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DESCRIPTION OF LIFETIME WITHDRAWAL GUARANTEE I

In states where the LWG II is not yet approved, we offer (in states where approved) the LWG I. The LWG I is identical to LWG II, with except as described below.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. If you elect the Lifetime Withdrawal Guarantee I and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if you elect the LWG II and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. If you elect the Lifetime Withdrawal Guarantee I and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if you elect the LWG II and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.

ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (there is no 6% withdrawal rate for taking later withdrawals).

AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I, we may increase the Lifetime Withdrawal Guarantee I charge to the charge applicable to current contract purchases of the same optional benefit at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

ISSUE AGES. For Contracts issued in New York State, the following issue age requirements apply: (1) the owner or oldest joint owner (or annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint owners who are spouses and both joint owners must be at least 63 years old.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG I, you are limited to allocating your purchase payments and Account Balance among the Fixed Account and the following investment divisions:

   (a)MetLife Conservative Allocation Investment Division

   (b)MetLife Moderate to Conservative Allocation Investment Division

   (c)MetLife Moderate Allocation Investment Division

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   (d)MetLife Moderate to Aggressive Allocation Investment Division

   (e)BlackRock Money Market Investment Division (Available with C Class Deferred Annuities issued after April 30, 2003, and in New York State and Washington State only.)

   (f)the American Funds Moderate Allocation Investment Division

   (g)the American Funds Balanced Allocation Investment Division

   (h)the American Funds Growth Allocation Investment Division

   (i)the Met/Franklin Templeton Founding Strategy Investment Division

The Fixed Account is not available in New York State and Washington State with this optional benefit. You may elect to participate in the Enhanced Dollar Cost Averaging Program provided that your destination investment divisions are one or more of the above listed investment choices.

CHARGES. The Lifetime Withdrawal Guarantee Benefit I is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. As described above, this charge may change as a result of an Automatic Annual Step-Up. This charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or when available, a Deferred Annuity issued in New York State and Washington State with this optional benefit.)

EXAMPLES OF LIFETIME WITHDRAWAL GUARANTEE BENEFIT I AND II

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. The Lifetime Withdrawal Guarantee Benefits do not guarantee an Account Balance or minimum investment return for any investment division. The Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.

A. Lifetime Withdrawal Guarantee Benefit

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero. (Under the Lifetime Withdrawal Guarantee II, if the Contract Owner makes the first withdrawal at on after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

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                                    [CHART]

       Annual Benefit     Cumulative           Account
          Payment         Withdrawals          Balance
       --------------     -----------        -----------
 1        $5,000           $ 5,000           $100,000.00
 2         5,000            10,000             90,250.00
 3         5,000            15,000             80,987.50
 4         5,000            20,000             72,188.13
 5         5,000            25,000             63,828.72
 6         5,000            30,000             55,887.28
 7         5,000            35,000             48,342.92
 8         5,000            40,000             41,175.77
 9         5,000            45,000             34,366.98
10         5,000            50,000             27,898.63
11         5,000            55,000             21,753.70
12         5,000            60,000             15,916.02
13         5,000            65,000             10,370.22
14         5,000            70,000              5,101.71
15         5,000            75,000                 96.62
16         5,000            80,000                     0
17         5,000            85,000                     0
18         5,000            90,000            -13,466.53
19         5,000            95,000                     0
20         5,000           100,000                     0




   2. When Withdrawals Do Exceed the Annual Benefit Payment

      a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $80,000
- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Balance before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% X $87,500 = $4,375.

      b. Lifetime Withdrawal Guarantee I -- Reduction to Account Balance

Assume that a Contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If you

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withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $ 10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

B. Lifetime Withdrawal Guarantee Benefit -- Compounding Income Amount

Assume that a contract with LWG II had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the second withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 X 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 X 5%).

If the second withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($105,000 X 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 X 5%).

If the second withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 X 5%).

(In contrast to the Lifetime Withdrawal Guarantee II, the Lifetime Withdrawal Guarantee I has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

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Delay taking withdrawals and receive higher guaranteed payments

                        [Chart]

Year of Second Withdrawal  Annual Benefit Payment
-------------------------  ----------------------
         1                      $ 5,000
         2                        5,363
         3                        5,751
         4                        6,168
         5                        6,615
         6                        7,095
         7                        7,609
         8                        8,161
         9                        8,753
        10                        9,387
        11                       10,068


C. Lifetime Withdrawal Guarantee Benefit -- Automatic Annual Step-Ups and 7.25% Compounding Amount (No Withdrawals)

Assume that a contract with LWG II had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these contract years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 X 5%).

At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Balance is less than

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$214,500. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 X 5%).

                                    [CHART]



DESCRIPTION OF ENHANCED GUARANTEED WITHDRAWAL BENEFIT

BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB. At issue, the Guaranteed Withdrawal Amount and the BENEFIT BASE are both equal to your initial purchase payment plus the GWB Bonus. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Balance below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

The Benefit Base is equal to:

  .   Your initial purchase payment, increased by the 5% GWB Bonus;

  .   Increased by each subsequent purchase payment, and by the 5% GWB Bonus;

  . Reduced dollar for dollar by withdrawals, which are withdrawals and amounts applied to an income option (currently, you may not apply amounts less than your entire Account Balance to an annuity option); and

  . If any withdrawal from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Balance, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Balance, after the decrease for withdrawals. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB withdrawal rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

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MANAGING YOUR WITHDRAWALS.  It is important that you carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal from your Contract does result in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Balance after the reduction for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB withdrawal rate. This reduction may be significant. Furthermore, because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the benefit relative to the benefits you will receive.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

ALL WITHDRAWALS ARE SUBJECT TO APPLICABLE EARLY WITHDRAWAL CHARGES AND TAXES.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the automated required minimum distribution service, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB charge we deduct will increase because the charge is a percentage of your Guaranteed Withdrawal Amount.

OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. At any Contract Anniversary prior to the owner's 86th birthday, you may elect an Optional Reset. The Optional Reset will reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Account Balance is larger than the Benefit Base immediately before the reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

..   Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the
    Account Balance on the date of the reset;

..   Reset your Annual Benefit Payment equal to the Account Balance on the date of the reset multiplied by the GWB withdrawal rate (7%); and

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..   Reset the Enhanced GWB charge equal to the then current level we charge for the same benefit at the time of the reset, up to the maximum charge of 1.00%.

An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the Enhanced GWB charge.

However locking-in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the Account Balance before the reset was less than the Guaranteed Withdrawal Amount.

Therefore, generally it may be beneficial to reset your Benefit Base only if your Account Balance exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current Enhanced GWB benefit charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

We must receive your request for an Optional Reset in writing within the 30-day period ending on the day before the applicable Contract Anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

For Contracts issued prior to JULY 16, 2007, you may elect an Optional Reset beginning with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent Contract Anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset.

WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.

CANCELLATION OF THE ENHANCED GWB. You may elect to cancel the Enhanced GWB in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB, you may not re-elect it. Upon cancellation, the Enhanced GWB charge will no longer apply.

TERMINATION OF THE ENHANCED GWB. The Enhanced GWB will terminate upon the earliest of:

(1)the date you make a full withdrawal of your Account Balance (a pro rata portion of the charge will apply); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.)

(2)the date you apply all of your Account Balance to a pay-out option (a pro rata portion of the charge will apply);

(3)the date there are insufficient amounts to deduct the Enhanced GWB charge from your Account Balance (whatever Account Balance is available will be applied to pay the annual Enhanced GWB benefit charge); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided your withdrawals did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.)

(4)the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years

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   old, or the annuitant dies if the owner is a non-natural person; note:
   (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB is in effect at the time of continuation), all terms and conditions of the Enhanced GWB will apply to the surviving spouse; and (b) we will not terminate the benefit until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB charge until we receive this information;

(5)a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason (a pro rata portion of the charge will apply); or

(6)the termination of the Deferred Annuity (a pro rata portion of the charge will apply).

ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Balance and the withdrawal does not exceed the Annual Benefit Payment, or your Account Balance is reduced to zero because you do not have a sufficient Account Balance to pay the Enhanced GWB charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB.

If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed-upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal Revenue Code). If you terminate the Enhanced GWB because (1) you make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Enhanced GWB charge; or (3) the Contract Owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.

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

CHARGES. The Enhanced GWB is available for an additional charge of 0.55% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. We will not continue to assess the charge if your Benefit Base equals zero. The charge is made by withdrawing amounts on a pro-rata basis from your Fixed Account balance, Enhanced Dollar Cost Averaging Program balance and Separate Account balance. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 X 5%). Assume that the Account Balance grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -
      $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $100,000 exceeds the
      Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Balance shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Balance would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Balance by an additional $1,000, the Account Balance would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Balance had increased to $150,000, the Account Balance would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Balance would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

   2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced

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
to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Balance was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Balance, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Balance after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% X $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800

F. Annual Benefit Payment Continuing When Account Balance Reaches Zero

An initial purchase payment is made of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 X 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account Balance was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

                                    [CHART]

     Annual Benefit Payment  Benefit Base      Account Balance
     ----------------------  ------------      ---------------
 1           $7,350          $105,000            $100,000
 2            7,350            97,650              73,000
 3            7,350            90,300              52,750
 4            7,350            82,950              37,562.50
 5            7,350            75,600              26,171.88
 6            7,350            68,250              17,628.91
 7            7,350            60,900              11,221.68
 8            7,350            53,550               6,416.26
 9            7,350            46,200               2,812.20
10            7,350            38,850                 109.14
11            7,350            31,500                      0
12            7,350            24,150                      0
13            7,350            16,800                      0
14            7,350             9,450                      0
15            2,100             2,100                      0
16                0                 0                      0




G. How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may be elected prior to age 86)

Assume that a Contract had an initial purchase payment of $100,000 and the fee is .55%. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The Account Balance on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .55%. If an Optional Reset is elected, the charge would remain at .55%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% X $148,350 = $10,385.

The Account Balance on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% X $179,859 = $12,590.

The Account Balance on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% X $282,582= $19,781.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

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

                                    [CHART]

          Annual Benefit     Cumulative
              Payment        Withdrawals     Account Balance
          --------------     -----------     ---------------
 1           $ 7,350          $  7,350           $105,000
 2             7,350            14,700            125,000
 3             7,350            22,050            130,000
 4            10,385            32,435            148,350
 5            10,385            42,819            185,000
 6            10,385            53,204            195,000
 7            12,590            65,794            179,859
 8            12,590            78,384            210,000
 9            12,590            90,974            223,000
10            19,781           110,755            282,582
11            19,781           130,535            270,000
12            19,781           150,316            278,000



   4 How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Balance at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 X 7%).

Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the benefit charge is calculated. If the benefit charge rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual benefit charge.

DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I

In states where the Enhanced Guaranteed Withdrawal Benefit is not yet approved, we currently offer the GWB I instead of the Enhanced GWB. The GWB I is the same as the Enhanced GWB described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years instead of every Contract Year;

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
(4) the GWB I charge is 0.50% and the maximum GWB I charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the benefit following your fifth Contract Anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday), and you may elect an Optional Reset at any subsequent Contract Anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

LIFETIME WITHDRAWAL GUARANTEE, GWB AND DECEDENT CONTRACTS

The Lifetime Withdrawal Guarantee is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract or IRA (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.

Note that the Lifetime Withdrawal Guarantee, Enhanced GWB, and GWB I are not appropriate for purchase by a beneficiary under a decedent's Non-Qualified Contract.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional benefit to your Deferred Annuity. The GMAB guarantees that your Account Balance will not be less than a minimum amount at the end of a specified number of years (the "Maturity Date"). If your Account Balance is less than the minimum guaranteed amount at the Maturity Date, we will apply an additional amount to increase your Account Balance so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation or "pay-in" phase of your Deferred Annuity.

If you elect the GMAB, we require you to allocate your purchase payments and all of your Account Balance to one of the asset allocation investment divisions available in your Deferred Annuity (the MetLife Moderate to Aggressive and the MetLife Aggressive Allocation Investment Divisions are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging Program, if available, provided that any amounts transferred from the program to an investment division must be transferred to the one investment division you have chosen. The Fixed Account is not available. No transfers are permitted while this optional benefit is in effect. The asset allocation investment division you choose will determine the percentage of purchase payments that equal the guaranteed amount. The asset allocation investment divisions available, if you choose the GMAB, and the percentage of purchase payments that determine the guaranteed amount and the number of years to the Maturity Date for each, are:

                                                                   GUARANTEED AMOUNT
                     INVESTMENT DIVISION*                       (% OF PURCHASE PAYMENTS) YEARS TO MATURITY DATE
                     --------------------                       ------------------------ ----------------------
MetLife Conservative Allocation Investment Division............           130%                  10 years
MetLife Conservative to Moderate Allocation Investment Division           120%                  10 years
MetLife Moderate Allocation Investment Division................           110%                  10 years

-----------
* You can learn more about these investment divisions in the Prospectus under the section "Your Investment Choices" and the attached prospectus for these portfolios.

You may elect the GMAB when you purchase the Deferred Annuity through age 80. You may not have this benefit and another living benefit or the Enhanced Death Benefit in effect at the same time.

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

BENEFIT DESCRIPTION. The GMAB guarantees that at the Maturity Date, your Account Balance will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Deferred Annuity (the "Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the asset allocation investment division you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments made after the withdrawal and during the Eligibility Period will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Deferred Annuity are taken into consideration in determining the Guaranteed Accumulation Amount. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due under the GMAB at the Maturity Date.

At issue, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the Eligibility Period increase the Guaranteed Accumulation Amount by the target percentage of the asset allocation investment division you have selected. When you make a withdrawal, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the Account Balance. Purchase payment credits (I.E., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Accumulation Amount.

EXAMPLE:

Assume your Account Balance is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Deferred Annuity. The withdrawal amount is 10% of the Account Balance. Therefore, after the withdrawal, your Account Balance would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

At the Maturity Date, after deduction of the annual charge for the GMAB, we will compare your Account Balance to the Guaranteed Accumulation Amount. If the Account Balance is less than the Guaranteed Accumulation Amount, we will contribute to your Account Balance the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the investment division you have selected. (No portion of the Guaranteed Accumulation Payment is allocated to the Enhanced Dollar Cost Averaging Program.)

If your Account Balance is greater than or equal to the Guaranteed Accumulation Amount at the Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Balance. The GMAB terminates at the Maturity Date. We no longer assess the charge after that date, and the related investment requirements and restrictions will no longer apply.

If your Account Balance is reduced to zero for any reason other than a full withdrawal of the Account Balance or application of your Account Balance to a pay-out option prior to the Maturity Date, but your Deferred Annuity has a positive Guaranteed Accumulation Amount remaining, the Deferred Annuity and the GMAB will remain in force. No charge for the GMAB will be deducted or accrue while there is an insufficient Account Balance to cover the deductions for the charge. At the Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Balance.

Purchase payments made after the 120 day Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Maturity Date. Even if the purchase payments you made during the 120 day Eligibility Period lose significant value, if the Account Balance, which includes all purchase payments, is equal to or greater than the target percentage amount of your purchase payments made during the first 120 day period (depending on which asset allocation investment you have selected), then no Guaranteed Accumulation Payment is made. Therefore, the Guaranteed Minimum Accumulation Benefit may not be appropriate for you, if you intend to make additional purchase payments after the end of the Eligibility Period.

EXAMPLE

Assume that you make one $10,000 purchase payment during the 120 Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your purchase payment). At the Maturity Date, your Account Balance is $0. The Guaranteed Accumulation Amount payable is $11,000 ($11,000-$0 = $11,000).

In contrast, assume that you make one $10,000 purchase payment during the 120 day Eligibility Period and you select the MetLife Moderate Allocation Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Maturity Date your Account Balance is $0. Assume that you decide to make one purchase payment on the day before the Maturity Date of $11,000. At the Maturity Date, assume that there has not been any positive or negative investment experience for the one day between your purchase payment and the Maturity Date. Consequently, your Account Balance is $11,000. We would not pay a Guaranteed Accumulation Payment, because the Account Balance of $11,000 would equal the Guaranteed Accumulation Amount of $11,000 ($11,000-$11,000 = $0.)

TERMINATION. The GMAB will terminate at the earliest of: (1) the Maturity Date; (2) the date you take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied); (3) the date you cancel this benefit, as described below; (4) the date you apply all of your Account Balance to a pay-out option (A pro-rata portion of the charge will be applied); and
(5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person) unless the beneficiary is the spouse of the owner and elects to continue the Deferred Annuity under the spousal continuation provisions of the Deferred Annuity.

Once the GMAB is terminated, the GMAB charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the GMAB is terminated before the Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require you to submit your request to cancel in writing at our Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the benefit, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions and we will no longer deduct the charge for this benefit.

CHARGE. The Guaranteed Minimum Accumulation Benefit is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount determined at the end the prior Contract Year and deducted each Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Separate Account balance. (We take the amount from the Separate Account by canceling accumulation units from your Separate Account balance.)

GMAB AND DECEDENT CONTRACTS.   Note that the GMAB is not available for purchase
by a beneficiary under a decedent's Non-Qualified Contract or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFITS

The chart below highlights certain differences among the living benefits. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.

-----------------------------------------------------------------------------------------------------------------------
                                           Income Guarantees                          Withdrawal Guarantees
                            -------------------------------------------------------------------------------------------
                                   GMIB Plus              GMIB I & II        Lifetime Withdrawal  Enhanced GWB & GWB I
                                    I & II                                    Guarantee I & II
-----------------------------------------------------------------------------------------------------------------------
LifetimeIncome                        Yes                     Yes                    Yes                   No
                            (after waiting period)  (after waiting period)  (if first withdrawal on or after age
                                                                                   59 1/2)
-----------------------------------------------------------------------------------------------------------------------
BenefitInvolves                       Yes                     Yes                    No                    No
       Annuitization
-----------------------------------------------------------------------------------------------------------------------
WithdrawalsPermitted (1)    Prior to annuitization  Prior to annuitization           Yes                  Yes
-----------------------------------------------------------------------------------------------------------------------
WaitingPeriod                Must wait 10 years to   Must wait 10 years to          None                  None
                            annuitize under rider:  annuitize under rider:     (age 59 1/2 for
                             Optional Step-Up (2)    withdrawals available  lifetime withdrawals)
                               restarrs waiting           immediately
                              period; withdrawals
                             available immediately
-----------------------------------------------------------------------------------------------------------------------
Reset/Step-Up                         Yes                     No                     Yes                  Yes
-----------------------------------------------------------------------------------------------------------------------
May Invest in Investment    Prior to annuitization  Prior to annuitization           Yes                  Yes
Choices
-----------------------------------------------------------------------------------------------------------------------
Investment Allocation                 Yes                     No                     Yes                   No
Requirements
-----------------------------------------------------------------------------------------------------------------------
Abilityto Cancel Rider       Yes, after 10 years,             No             Yes, at 5th, 10th &      Enhanced GWB
                               can take lump-sum                                15th Contract      only: Yes, within
                             option under the GPO                               Anniversary,       90 days after 5th
                                  provisions                                annually thereafter;        Contract
                                                                             or, lump-sum option      Anniversary
                                                                                under the GPA
                                                                             provisions after 15
                                                                                    years
-----------------------------------------------------------------------------------------------------------------------
DeathBenefit                Prior to annuitization, Prior to annuitization,    Contract death      Ability to receive
                            Contract death benefit  Contract death benefit  benefit or alternate    Benefit Base in
                                 available (3)           available (3)       rider death benefit   series of payments
                                                                                  available       instead of Contract
                                                                                                     death benefit
-----------------------------------------------------------------------------------------------------------------------
CurrentCharges (4)                   0.80%                   0.50%              LWG II: 0.65%        Enhanced GWB:
                                                                            (Single Life version)    0.55%; GWB I:
                                                                            or 0.85% (Joint Life         0.50%
                                                                              version); LWG I:
                                                                             0.50% (Single Life
                                                                              version) or 0.70%
                                                                            (Joint Life version)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
                            Account Balance Guarantee
                            -------------------------
                                      GMAB

-----------------------------------------------------
LifetimeIncome                         No



-----------------------------------------------------
BenefitInvolves                        No
       Annuitization
-----------------------------------------------------
WithdrawalsPermitted (1)               Yes
-----------------------------------------------------
WaitingPeriod                       10 years





-----------------------------------------------------
Reset/Step-Up                          No
-----------------------------------------------------
May Invest in Investment               Yes
Choices
-----------------------------------------------------
Investment Allocation                  Yes
Requirements
-----------------------------------------------------
Abilityto Cancel Rider         Yes, within 90 days
                               after 5th Contract
                                   Anniversary





-----------------------------------------------------
DeathBenefit                 Prior to annuitization,
                             Contract death benefit
                                  available (3)


-----------------------------------------------------
CurrentCharges (4)                    0.75%






-----------------------------------------------------

-----------
/1/ Withdrawals will reduce the living and death benefits and Account Balance.

/2/ For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."

/3/ If the Contract is annuitized, income payments may be guaranteed for a certain period of time (depending on the income payment type selected) and therefore payable upon death of the annuitant. See "Pay-Out Options" and the rider descriptions for more information.

/4/ Certain charges may increase upon a Reset or Step-Up. Generally, charges are assessed as a percentage of the guaranteed benefit rather than Account Balance. For example, the charge for GMIB II is 0.50% of the Income Base. See the Charges section and the individual rider descriptions for more information.

PAY-OUT OPTIONS (OR INCOME OPTIONS)

   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. See "Income Taxes" for a discussion of partial annuitization. You are required to hold your Deferred Annuity for at least 30 days from the date we issue the Contract before you annuitize. However, the annuitant may not be older than 95 years old when you select a pay-out option (age 90 or ten years after you have purchased your Deferred Annuity in New York State). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments. Please be aware that once your Contract is annuitized, you are ineligible to receive the Death Benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your Contract terminates the rider, including any Death Benefit provided by the rider and any Guaranteed Principal Option or Guaranteed Principal Adjustment (for GMIB Plus I and GMIB Plus II or Lifetime Withdrawal Guarantees, respectively) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit) that may also be provided by the rider.

When considering a pay-out option, you should think about whether you want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides you with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

By the time the annuitant reaches age 95 (age 90 or ten years after issue of your Deferred Annuity in New York State), and if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Account balance and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option.

INCOME PAYMENT TYPES

   Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income pay-out type when you decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract owner: the person or entity which has all rights including the right to direct who receives payment.

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the contract owner dies.

Many times, the Contract Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income you need;

..   The amount you expect to receive from other sources;

..   The growth potential of other investments; and

..   How long you would like your income to be guaranteed.

The following income payment types are currently available. We may make available other income payment types if you so request and we agree. Due to underwriting or Internal Revenue Code considerations, the choice of percentage reductions and/or the duration of the guarantee period may be limited.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the contract owner of the annuity (or the beneficiary, if the contract owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable Income Payments from an investment division will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains the same for duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS

Annuity units are credited to you when you first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an investment division during the pay-out phase. Before we determine the number of annuity units to credit to you, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date you convert your Deferred Annuity into an income stream. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. We currently offer an AIR of 3% and 4%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after you convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date you convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Basic Death Benefit Separate
    Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE

   During the pay-out phase of the Deferred Annuity, you may make reallocations among investment divisions or from the investment divisions to the Fixed
Income Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the investment division. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate it into an investment division. There is no withdrawal charge to make a reallocation.

For us to process a reallocation, you must tell us:

..   The percentage of the income payment to be reallocated;

..   The investment divisions (or Fixed Income Option) to which you want to reallocate your income payment; and

..   The investment divisions from which you want to reallocate your income payment.

We may require that you use our original forms to make reallocations.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in good order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.

When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

..   First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

..   Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)


Please see the "Transfer Privilege" section regarding our market timing policies and procedures.


CHARGES


   You pay the Basic Death Benefit Separate Account charge for your contract class during the pay-out phase of the Deferred Annuity. In addition, you pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to MetLife Preference Plus Select, P.O. Box 371537, Pittsburgh, PA 15250-7537. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be delay in applying the purchase payment or transaction to your contract.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in good order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

..   any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies), we will cancel the request and pay your beneficiary the the death benefit instead. If the beneficiary is your spouse, the spouse may be substituted as the contract owner of the Deferred Annuity and continue the Contract. We permit the beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If you are receiving income payments, we will cancel the request and continue making payments to your beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint annuitant.

MISSTATEMENT

We may require proof of age or sex of the Owner, annuitant or beneficiary before making any payments under this Contract that are measured by the Owner's, annuitant's or beneficiary's life. If the age or sex of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex.

Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayment.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value or Annuity Unit Value. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the Securities and Exchange Commission so permit (trading on the
    Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE


     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market investment division, we state yield for a seven day period.

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CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is
calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges and the charge for the Enhanced Death Benefit, the Earnings Preservation Benefit, Guaranteed Minimum Income Benefits, the Guaranteed Withdrawal Benefits or Guaranteed Minimum Accumulation Benefit. Withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond, and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee and applicable withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the greater of Annual Step-Up or 5% Annual Increase Death Benefit) that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Enhanced Death Benefit, the Earnings Preservation Benefit, Guaranteed Minimum Income Benefits, Guaranteed Minimum Accumulation Benefit or the Guaranteed Withdrawal Benefits. This percentage return assumes that there have been no withdrawals or other unrelated transactions.


For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.


We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

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

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity contract owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

..   To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

..   To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

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If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS


   Based on our current view of applicable law, you have voting interests under your Deferred Annuity concerning Metropolitan Fund, Met Investors Fund or
American Funds(R) proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.


We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.


There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:


..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES


MetLife Investors Distribution Company (''MLIDC'') is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other variable annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuities (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers). MLIDC does not retain any fees under the Deferred Annuities.


MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission (''SEC'') under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


Deferred Annuities are sold through MetLife licensed sales representatives who are associated with MetLife Securities, Inc. (''MSI''), our affiliate and a broker-dealer, which is paid compensation for the promotion and sale of the Deferred Annuities. The Deferred Annuities are also sold through the registered representatives of our other affiliated broker-dealers. MSI and our affiliated broker-dealers are registered with the SEC as broker-dealers under the Securities

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Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. Deferred Annuities also may be sold through the mail or over the Internet.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuity, the gross dealer concession ranges from 1.0% to 7.15% of each purchase payment (depending on the class purchased) and, starting as early as the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Contract has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.

Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and managers of our affiliates may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because additional cash compensation paid to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates is based primarily on the sales of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers and the sales representatives and their managers of our affiliates have an incentive to favor the sale of proprietary products.

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

Other incentives and additional cash compensation provide sales representatives and their managers with an incentive to favor the sale of proprietary products. The business unit responsible for the operation of our distribution system is also paid.

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


MLIDC also pays compensation for the sale of the Deferred Annuities by affiliated broker-dealers. The compensation paid to affiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) These firms pay their sales representatives all or a portion of the commissions received for their sales of Deferred Annuities; some firms may retain a portion of commissions. The amount that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation (as described above) that we may provide jointly with affiliated broker-dealers. Because of the receipt of this cash and non-cash compensation, sales representatives and their managers of our affiliated broker-dealers have an incentive to favor the sale of proprietary products.


MLIDC may also enter into preferred distribution arrangements with certain affiliated selling firms such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, MLIDC may pay separate, additional compensation to the broker-dealer firm for services the selling firm provides in connection with the distribution of the Contracts.

These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


MLIDC also pays compensation for the sale of Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representative of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.


We or our affiliates pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all purchase payments allocated to the American Funds Bond Fund, American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Fund's shares in connection with the Contract.

Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the sub-investment manager of the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio (the "ETF Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the Statement of Additional Information for information on the management fees paid to Gallatin Asset Management, Inc. by Met Investors, the investment manager of the ETF Portfolios.) In addition, pursuant to

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
agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.

FINANCIAL STATEMENTS

   The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA SEP and SIMPLE IRA Deferred Annuity.

INCOME TAXES

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult your own tax advisor about your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, we address Deferred Annuities and income payments under the Deferred Annuities together.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Deferred Annuity, the transfer of ownership of a Deferred Annuity, the designation or change in designation of an annuitant, payee or other beneficiary who is not also a contract owner, the selection of certain maturity dates, the exchange of a Deferred Annuity, or the receipt of a Deferred Annuity in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. The SAI may contain additional information. Please consult your tax adviser.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an annuity contract.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

GENERAL

   Deferred annuities are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rule in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does offer you additional insurance benefits such as availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from variable annuity contracts are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

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

WITHDRAWALS

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of: annuity you purchase (e.g., Non-Qualified or IRA); and payment method or income payment type you elect. If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a 10% tax penalty, in addition to ordinary income taxes. Also, please see the section below titled Separate Account Charges for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                                          Type of Contract
                                                                                        --------------------
                                                                                           Non    Trad. Roth SIMPLE
                                                                                        Qualified  IRA  IRA   IRA*  SEP
                                                                                        --------- ----- ---- ------ ---

In a series of substantially equal payments made annually (or more frequently) for life
or life expectancy (SEPP)                                                                   x       x    x     x     x

After you die                                                                               x       x    x     x     x

After you become totally disabled (as defined in the Code)                                  x       x    x     x     x

To pay deductible medical expenses                                                                  x    x     x     x

To pay medical insurance premiums if you are unemployed                                             x    x     x     x

For qualified higher education expenses, or                                                         x    x     x     x

For qualified first time home purchases up to $10,000                                               x    x     x     x

After December 31, 1999 for IRS levies                                                              x    x     x     x

Certain immediate income annuities providing a series of substantially equal periodic
payments made annually (or more frequently) over the specified payment period               x

    * For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits (including but not limited to the Earnings Preservation Benefit) and certain living benefits (e.g. Guaranteed Withdrawal Benefit and the Guaranteed Minimum Income Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

NON-QUALIFIED ANNUITIES

..   Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received from the Contract.

..   Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

..   Your Non-Qualified contract may be exchanged for another Non-Qualified annuity under Section 1035 without paying income taxes if certain Code requirements are met. Once income payments have commenced, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.

..   The IRS recently issued guidance under which direct transfers of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchanges") on or after June 30, 2008, will be treated as a taxable withdrawal rather than a non-taxable exchange. Such circumstances generally include situations where amounts are withdrawn income payments made from either contract involved in the partial exchange within a period of twelve months following transfers. Certain exception may apply. Consult your own independent tax advisor prior to a partial exchange.

..   Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

..   Where otherwise permitted under the Deferred Annuity, pledges, assignments and other types of transfers of all or a portion of your Account Balance generally result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

..   Deferred annuities issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

..   When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.


..   In those limited situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest expenses. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non- natural person.


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PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from your purchase payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining withdrawals are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and whether a withdrawal includes a non-taxable return of your purchase payment.

INCOME PAYMENTS

Income payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of your purchase payments and a taxable payment of earnings.

Income payments and amounts received on the exercise of a withdrawal or partial withdrawal option under your Non-Qualified Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment (reduced by any refund or guarantee feature as required by Federal tax law), all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and to what extent an income payment includes a non-taxable return of your purchase payment.

The IRS has not approved the use of an exclusion ratio or excludable amount when only part of an account balance is used to convert to income payments.

We will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (taking an income annuity) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/ reallocations are permitted between investment divisions or from an investment division into a fixed option.

We generally will tell you how much of each income payment is a return of non-taxable purchase payments. We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable

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to variable income payments in general (I.E., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected income payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Deferred Annuity is an amount greater (or lesser) than the taxable amount determined by us and reported by us to you and the IRS.

Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.

DEATH BENEFITS

The death benefit under an annuity is generally taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death or, if not, payment of your entire interest in the Contract must be made within five years of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as owner of the Contract.

If you die on or after the annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint contract owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of any annuitant (or on the change in annuitant, if permitted under the Contract).

If death benefit payments are being made to your designated beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of your designated beneficiary's death.

After your death, if your designated beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of your death.

GUARANTEED WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Withdrawal Benefit, Enhanced Guaranteed Withdrawal Benefit or Lifetime Withdrawal Guarantee Benefit, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the

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
withdrawal if greater than the Account Balance (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

DIVERSIFICATION

In order for your Non-Qualified Deferred Annuity to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal Income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options have not been addressed in public rulings. While we believe that the contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

..   Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from an investment division to the Fixed Account or Fixed Income Option.

..   Possible taxation as if you were the contract owner of your portion of the
    Separate Account's assets.

..   Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.

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INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRA AND SEPS]

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Deferred Annuity offers death benefits and optional benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance.

The IRS has approved the form of the Traditional and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA Contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements. The Roth IRA tax endorsement is based on the IRS model form 5305-RB (rev 0302).

Consult your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA, SIMPLE IRA or SEP.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the Contract.

You must be both the contract owner and the annuitant under the Contract. Your IRA annuity is not forfeitable and you may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer your IRA proceeds to a similar IRA, certain eligible retirement plans of an employer (or a SIMPLE IRA to a Traditional IRA or eligible retirement plan after two years) without incurring Federal income taxes if certain conditions are satisfied.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 69 1/2.

Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. See the SAI for additional information. Also, see IRS Publication 590 available at www.irs.gov.

..   Individuals age 50 or older can make an additional "catch-up" purchase payment of (assuming the individual has sufficient compensation).

..   If you are an active participant in a retirement plan of an employer, your contributions may be limited.

..   Purchase payments in excess of these amounts may be subject to a penalty tax.

..   If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.

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..   These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement plans.

..   If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs. We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code. Also see general section titled "Withdrawals" above.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS

Generally, for IRAs (see discussion below for Roth IRAs), you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2. Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out option.

In general, Income Tax regulations permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Additionally, these regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

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If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another IRA account or IRA annuity you owned, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

SIMPLE IRAS AND SEPS ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the contribution limits and the tax treatment of certain premature distribution rules, transfers and rollovers. Some of these differences are explained below. Please see the SAI for additional information on contribution limits.

Rollovers into your SIMPLE IRA. You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA. You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans to your SIMPLE IRA.

Rollovers from your SIMPLE IRA. Tax-free 60-day rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free 60-day rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, as well as into another SIMPLE IRA.

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch- up" purchase payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. Purchase payments are phased out depending on your modified adjusted gross income and your filing status. Also, if you are an active participant in a retirement plan of an employer, your contributions may be limited. See the SAI for additional information. Also, see IRS Publication 590 available at www. irs.gov.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult your independent tax advisor.

Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

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Beginning in 2008, Roth IRAs may also accept a rollover from other types of eligible retirement plans (e.g., 403(b), 401(a) and 457(b) plans of a state or local government employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year of the rollover.

If you exceed the purchase payment limits you may be subject to a tax penalty.

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

..   The withdrawal is made at least five taxable years after your first purchase payment to a Roth IRA, AND

..   The withdrawal is made: on or after the date you reach age 59 1/2; upon your death or disability; or for a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See withdrawals chart above. Consult your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

..   The first money withdrawn is any annual (non-conversion/rollover)
    contributions to the Roth IRA. These are received tax and penalty free.

..   The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

..   The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

..   We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

CONVERSION

You may convert/rollover an existing Traditional IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

This income limitation will not apply for taxable years beginning in 2010.

If you are married but file separately, you may not convert a Traditional IRA into a ROTH IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

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Caution: The IRS issued guidance in 2005 requiring that the taxable amount converted be based on the fair market value of the entire IRA annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account balance; as well as adding back certain loads and charges incurred during the prior 12 month period. You Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA annuity into a Roth IRA annuity should consult their own tax advisor prior to converting. The taxable amount may exceed the account value at date of conversion.

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under Traditional IRAs do apply to Roth IRAs. Note that where payments under a Roth Income Annuity have begun prior to your death the remaining interest in the Contract must be paid to your designated beneficiary by the end of the fifth year following your death or over a period no longer than the beneficiary's remaining life expectancy at the time you die.

DEATH BENEFITS

Generally, when you die we must make payment of your entire interest by the December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

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LEGAL PROCEEDINGS

  In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

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
TABLE OF CONTENTS FOR THE STATEMENT

OF ADDITIONAL INFORMATION


                                                                       PAGE

     COVER PAGE.......................................................   1

     TABLE OF CONTENTS................................................   1

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................   2

     PRINCIPAL UNDERWRITER............................................   2

     DISTRIBUTION AND PRINCIPAL UNDERWRITER AGREEMENT.................   2

     EXPERIENCE FACTOR................................................   2

     VARIABLE INCOME PAYMENTS.........................................   3

     CALCULATING THE ANNUITY UNIT VALUE...............................   5

     ADVERTISEMENT OF THE SEPARATE ACCOUNT............................   6

     VOTING RIGHTS....................................................   9

     ERISA............................................................  10

     TAXES--SIMPLE IRAS ELIGIBILITY AND CONTRIBUTIONS.................  10

     INVESTOR CONTROL.................................................  11

     ACCUMULATION UNIT VALUES TABLES..................................  11

     FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.....................   i

     FINANCIAL STATEMENTS OF METLIFE.................................. F-1


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APPENDIX A

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.


                     Non-Qualified IRA and SEP
                     Annuities     Annuities(1)
  California........ 2.35%         0.5%(2)
  Maine............. 2.0%          --
  Nevada............ 3.5%          --
  Puerto Rico....... 1.0%          1.0%
  South Dakota...... 1.25%         --
  West Virginia..... 1.0%          1.0%
  Wyoming........... 1.0%          --

        ---
      /1/Premium tax rates applicable to IRA and SEP annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA and SEP Annuities."

      /2/With respect to annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

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APPENDIX B

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

These tables and bar charts show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each investment division from year end to year end. A different share class of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Investment Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower 12b-1 Plan fees for the Metropolitan Fund and the Met Investors Fund Portfolios and lower Separate Account charges for the American Funds(R) Investment Divisions then in effect. Values after April 30, 2004 reflect the higher 12b-1 Plan fees and Separate Account charges currently in place. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Therefore, the accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. A lower charge for the Guaranteed Minimum Income Benefit when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. A lower charge for the GMIB Plus I was in effect prior to February 26, 2007. This lower charge is not reflected in the tables below. The information in these tables and charts has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table and charts show the Deferred Annuity mix that bears the total highest charge, and the second table and charts show the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit. Charges for the Enhanced Death Benefit, the optional Guaranteed Minimum Income Benefits, the optional Guaranteed Withdrawal Benefits, and the optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge. The mix with the total lowest charge has these features: B Class and no optional benefit. All other possible mixes for each investment division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                             HIGHEST POSSIBLE MIX
                         2.30 SEPARATE ACCOUNT CHARGE

                                                              Beginning of               Number of
                                                                  Year     End of Year  Accumulation
                                                              Accumulation Accumulation Units End of
Fund Name                                                Year  Unit Value   Unit Value      Year
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.48      $ 14.05      2,260.99
                                                         2007     14.05        14.17      9,257.00

American Funds Global Small Capitalization Division/(c)/ 2001     13.39        13.03          0.00
                                                         2002     13.03        10.29          0.00
                                                         2003     10.29        15.42          0.00
                                                         2004     15.42        18.19     13,630.80
                                                         2005     18.19        22.25     19,596.91
                                                         2006     22.25        26.94     24,763.77
                                                         2007     26.94        31.92     28,149.24

American Funds Growth Division/(c)/..................... 2001    105.45        95.15          0.00
                                                         2002     95.15        70.14          0.00
                                                         2003     70.14        93.63          0.00
                                                         2004     93.63       102.78     11,491.63
                                                         2005    102.78       116.54     11,889.33
                                                         2006    116.54       125.35     12,469.33
                                                         2007    125.35       137.40     11,555.27

                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Fund Name                                                                   Year  Unit Value   Unit Value      Year
---------                                                                   ---- ------------ ------------ ------------
American Funds Growth-Income Division/(c)/................................. 2001    $73.98      $ 70.77          0.00
                                                                            2002     70.77        56.39          0.00
                                                                            2003     56.39        72.87          0.00
                                                                            2004     72.87        78.48     11,225.16
                                                                            2005     78.48        81.05     10,819.00
                                                                            2006     81.05        91.12     13,217.06
                                                                            2007     91.12        93.39     13,454.75

BlackRock Aggressive Growth Division (Class E)/(c)/........................ 2001     32.98        30.99          0.00
                                                                            2002     30.99        21.56          0.00
                                                                            2003     21.56        29.63          0.00

BlackRock Aggressive Growth Division (Class B)............................. 2004     29.05        32.02        470.09
                                                                            2005     32.02        34.56        351.47
                                                                            2006     34.56        35.96        342.15
                                                                            2007     35.96        42.25      1,604.22

BlackRock Bond Income Division (formerly SSR Income Class E) (Class E)/(a)/ 2001     34.86        35.69          0.00
                                                                            2002     35.69       305.92          0.00

BlackRock Bond Income Division (Class E)/(a)/.............................. 2002     35.97        37.72          0.00
                                                                            2003     37.72        38.96          0.00

BlackRock Bond Income Division (Class B)................................... 2004     35.93        37.01      4,465.70
                                                                            2005     37.01        36.95      7,893.69
                                                                            2006     36.95        37.60      8,645.26
                                                                            2007     37.60        38.96     12,697.65

BlackRock Diversified Division (Class E)/(c)/.............................. 2001     32.43        31.50          0.00
                                                                            2002     31.50        26.49          0.00
                                                                            2003     26.49        31.17          0.00

BlackRock Diversified Division (Class B)................................... 2004     30.09        32.27      6,385.61
                                                                            2005     32.27        32.43     15,553.06
                                                                            2006     32.43        34.94     17,189.51
                                                                            2007     34.94        36.06      6,540.78

BlackRock Large Cap Core Division* (Class B)/(m)/.......................... 2007     63.00        63.16        368.02

BlackRock Large Cap Division (Class E)/(c)/................................ 2001     59.93        55.73          0.00
                                                                            2002     55.73        40.18          0.00
                                                                            2003     40.18        51.07          0.00

BlackRock Large Cap Division (Class B)).................................... 2004     49.31        54.09        253.57
                                                                            2005     54.09        54.62        367.03
                                                                            2006     54.62        60.76        366.86
                                                                            2007     60.76        63.54          0.00

BlackRock Large Cap Value Division (Class E)/(d)/.......................... 2002     10.00         7.87          0.00
                                                                            2003      7.87        10.42          0.00

BlackRock Large Cap Value Division (Class B)............................... 2004     10.49        11.51     18,591.97
                                                                            2005     11.51        11.87     20,493.04
                                                                            2006     11.87        13.83     18,855.81
                                                                            2007     13.83        13.93     27,445.10

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/.................. 2004     21.29        23.19      1,500.34
                                                                            2005     23.19        24.19      2,741.85
                                                                            2006     24.19        24.56      6,579.00
                                                                            2007     24.56        28.42      8,317.88

                                                                                                         Beginning of
                                                                                                             Year
                                                                                                         Accumulation
Fund Name                                                                                           Year  Unit Value
---------                                                                                           ---- ------------
BlackRock Money Market Division (Class E)/(f)/..................................................... 2003    $18.93

BlackRock Money Market Division (Class B).......................................................... 2004     18.23
                                                                                                    2005     18.06
                                                                                                    2006     18.11
                                                                                                    2007     18.51

BlackRock Strategic Value Division (Class E)/(c)/.................................................. 2001     14.08
                                                                                                    2002     13.79
                                                                                                    2003     10.58

BlackRock Strategic Value Division (Class B)....................................................... 2004     15.56
                                                                                                    2005     17.40
                                                                                                    2006     17.67
                                                                                                    2007     20.11

Clarion Global Real Estate Division (formerly Neuberger Berman Real Estate Division (Class B)/(i)/) 2004      9.99
                                                                                                    2005     12.75
                                                                                                    2006     14.12
                                                                                                    2007     18.99

Cyclical Growth ETF Division (Class B)/(k)/........................................................ 2006     10.64
                                                                                                    2007     11.28

Cyclical Growth and Income ETF Division (Class B)/(k)/............................................. 2006     10.45
                                                                                                    2007     11.03

Davis Venture Value Division (Class E)/(c)/........................................................ 2001     25.57
                                                                                                    2002     24.79
                                                                                                    2003     20.22

Davis Venture Value Division (Class B)............................................................. 2004     26.22
                                                                                                    2005     28.05
                                                                                                    2006     30.16
                                                                                                    2007     33.70

FI Large Cap Division (Class B)/(k)/............................................................... 2006     15.66
                                                                                                    2007     15.75

FI Mid Cap Opportunities Division (Class E)/(c)(h)/................................................ 2001     17.49
                                                                                                    2002     15.00
                                                                                                    2003     10.39

FI Mid Cap Opportunities Division (Class B)........................................................ 2004     13.73
                                                                                                    2005     15.37
                                                                                                    2006     16.02
                                                                                                    2007     17.47

FI Value Leaders Division (Class E)/(d)/........................................................... 2002     20.96
                                                                                                    2003     17.15

FI Value Leaders Division (Class B)................................................................ 2004     20.84
                                                                                                    2005     23.36
                                                                                                    2006     25.22
                                                                                                    2007     27.52

Franklin Templeton Small Cap Growth Division (Class E)/(c)/........................................ 2001      9.15
                                                                                                    2002      8.74
                                                                                                    2003      6.16

                                                                                                                  Number of
                                                                                                    End of Year  Accumulation
                                                                                                    Accumulation Units End of
Fund Name                                                                                            Unit Value      Year
---------                                                                                           ------------ ------------
BlackRock Money Market Division (Class E)/(f)/.....................................................    $18.72          82.45

BlackRock Money Market Division (Class B)..........................................................     18.06           0.00
                                                                                                        18.11           0.00
                                                                                                        18.51           0.00
                                                                                                        18.96           0.00

BlackRock Strategic Value Division (Class E)/(c)/..................................................     13.79           0.00
                                                                                                        10.58           0.00
                                                                                                        15.50           0.00

BlackRock Strategic Value Division (Class B).......................................................     17.40      22,097.11
                                                                                                        17.67      44,679.62
                                                                                                        20.11      47,952.92
                                                                                                        18.93      45,574.31

Clarion Global Real Estate Division (formerly Neuberger Berman Real Estate Division (Class B)/(i)/)     12.75      17,259.85
                                                                                                        14.12      62,406.06
                                                                                                        18.99     103,829.51
                                                                                                        15.77      80,509.83

Cyclical Growth ETF Division (Class B)/(k)/........................................................     11.28           0.00
                                                                                                        11.65      12,944.63

Cyclical Growth and Income ETF Division (Class B)/(k)/.............................................     11.03           0.00
                                                                                                        11.36         245.33

Davis Venture Value Division (Class E)/(c)/........................................................     24.79           0.00
                                                                                                        20.22           0.00
                                                                                                        25.83           0.00

Davis Venture Value Division (Class B).............................................................     28.05       4,134.00
                                                                                                        30.16      14,938.08
                                                                                                        33.70      22,597.68
                                                                                                        34.36      22,729.70

FI Large Cap Division (Class B)/(k)/...............................................................     15.75           0.00
                                                                                                        15.96           0.00

FI Mid Cap Opportunities Division (Class E)/(c)(h)/................................................     15.00           0.00
                                                                                                        10.39           0.00
                                                                                                        13.66           0.00

FI Mid Cap Opportunities Division (Class B)........................................................     15.37         893.10
                                                                                                        16.02       3,485.86
                                                                                                        17.47       8,070.45
                                                                                                        18.45       8,128.61

FI Value Leaders Division (Class E)/(d)/...........................................................     17.15           0.00
                                                                                                        21.24           0.00

FI Value Leaders Division (Class B)................................................................     23.36       1,782.38
                                                                                                        25.22       5,676.29
                                                                                                        27.52      10,229.10
                                                                                                        27.95       5,072.74

Franklin Templeton Small Cap Growth Division (Class E)/(c)/........................................      8.74           0.00
                                                                                                         6.16           0.00
                                                                                                         8.71           0.00

                                                                                                        Beginning of
                                                                                                            Year     End of Year
                                                                                                        Accumulation Accumulation
Fund Name                                                                                          Year  Unit Value   Unit Value
---------                                                                                          ---- ------------ ------------
Franklin Templeton Small Cap Growth Division (Class B)............................................ 2004   $  8.57      $  9.43
                                                                                                   2005      9.43         9.62
                                                                                                   2006      9.62        10.32
                                                                                                   2007     10.32        10.52

Harris Oakmark Focused Value Division (Class E)/(c)/.............................................. 2001     23.58        24.30
                                                                                                   2002     24.30        21.61
                                                                                                   2003     21.61        27.98

Harris Oakmark Focused Value Division (Class B)................................................... 2004     27.27        29.42
                                                                                                   2005     29.42        31.55
                                                                                                   2006     31.55        34.58
                                                                                                   2007     34.58        31.40

Harris Oakmark International Division (Class E)/(d)/.............................................. 2002     10.54         8.74
                                                                                                   2003      8.74        11.54

Harris Oakmark International Division (Class B)................................................... 2004     11.75        13.56
                                                                                                   2005     13.56        15.14
                                                                                                   2006     15.14        19.07
                                                                                                   2007     19.07        18.43

Janus Forty Division (Class B)/(n)/............................................................... 2007    116.32       141.83

Jennison Growth Division (Class B)/(g)/........................................................... 2005      3.88         4.64
                                                                                                   2006      4.64         4.65
                                                                                                   2007      4.65         5.06

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c)(g)/................. 2001      5.33         4.84
                                                                                                   2002      4.84         3.36
                                                                                                   2003      3.36         4.13

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/)................... 2004      4.07         4.22
                                                                                                   2005      4.22         3.84

Julius Baer International Stock Division (formerly FI International Stock Division) (Class E)/(c)/ 2001     11.17        10.41
                                                                                                   2002     10.41         8.38
                                                                                                   2003      8.38        10.47

Julius Baer International Stock Division (formerly FI International Stock Division) (Class B)..... 2004     10.51        11.93
                                                                                                   2005     11.93        13.71
                                                                                                   2006     13.71        15.58
                                                                                                   2007     15.58        16.76

Lazard Mid Cap Division (Class E)/(d)/............................................................ 2002     11.33         9.57
                                                                                                   2003      9.57        11.82

Lazard Mid Cap Division (Class B)................................................................. 2004     12.27        13.17
                                                                                                   2005     13.17        13.91
                                                                                                   2006     13.91        15.59
                                                                                                   2007     15.59        14.82

Legg Mason Partners Aggressive Growth (formerly Janus Aggressive Growth) (Class E)/(e)/........... 2001      8.84         7.70
                                                                                                   2002      7.70         5.21
                                                                                                   2003      5.21         5.46

Legg Mason Partners Aggressive Growth (Class E)/(e)/.............................................. 2003      5.46         6.62

Legg Mason Partners Aggressive Growth (formerly Janus Aggressive Growth) (Class B))............... 2004      6.41         6.93
                                                                                                   2005      6.93         7.69
                                                                                                   2006      7.69         7.38
                                                                                                   2007      7.38         7.38

                                                                                                    Number of
                                                                                                   Accumulation
                                                                                                   Units End of
Fund Name                                                                                              Year
---------                                                                                          ------------
Franklin Templeton Small Cap Growth Division (Class B)............................................   2,857.38
                                                                                                     1,790.05
                                                                                                     5,012.27
                                                                                                     3,786.65

Harris Oakmark Focused Value Division (Class E)/(c)/..............................................       0.00
                                                                                                         0.00
                                                                                                         0.00

Harris Oakmark Focused Value Division (Class B)...................................................   5,359.15
                                                                                                    13,128.60
                                                                                                    13,048.19
                                                                                                    10,632.92

Harris Oakmark International Division (Class E)/(d)/..............................................       0.00
                                                                                                         0.00

Harris Oakmark International Division (Class B)...................................................   6,279.34
                                                                                                    13,426.94
                                                                                                    21,768.49
                                                                                                    37,386.16

Janus Forty Division (Class B)/(n)/...............................................................   1,112.92

Jennison Growth Division (Class B)/(g)/...........................................................   3,987.32
                                                                                                     9,269.22
                                                                                                    11,750.99

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c)(g)/.................       0.00
                                                                                                         0.00
                                                                                                         0.00

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/)...................   3,585.58
                                                                                                     4,660.68

Julius Baer International Stock Division (formerly FI International Stock Division) (Class E)/(c)/       0.00
                                                                                                         0.00
                                                                                                         0.00

Julius Baer International Stock Division (formerly FI International Stock Division) (Class B).....     206.73
                                                                                                     6,088.01
                                                                                                    11,733.97
                                                                                                     7,917.55

Lazard Mid Cap Division (Class E)/(d)/............................................................       0.00
                                                                                                         0.00

Lazard Mid Cap Division (Class B).................................................................     492.49
                                                                                                       521.73
                                                                                                       805.23
                                                                                                     3,369.92

Legg Mason Partners Aggressive Growth (formerly Janus Aggressive Growth) (Class E)/(e)/...........       0.00
                                                                                                         0.00
                                                                                                         0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/..............................................       0.00

Legg Mason Partners Aggressive Growth (formerly Janus Aggressive Growth) (Class B))...............   2,180.74
                                                                                                     9,274.78
                                                                                                    14,905.88
                                                                                                     9,416.59

                                                                                                          Beginning of
                                                                                                              Year
                                                                                                          Accumulation
Fund Name                                                                                            Year  Unit Value
---------                                                                                            ---- ------------
Legg Mason Value Equity (Class B)/(l)/.............................................................. 2006    $ 8.78
                                                                                                     2007      9.35

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class E)/(c)(l)/................ 2001      8.54
                                                                                                     2002      8.09
                                                                                                     2003      6.31

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class B)/(l)/).................. 2004      7.35
                                                                                                     2005      8.10
                                                                                                     2006      8.46

Lehman Brothers(R) Aggregate Bond Index Division (Class E)/(c)/..................................... 2001     10.91
                                                                                                     2002     11.08
                                                                                                     2003     11.92

Lehman Brothers(R) Aggregate Bond Index Division (Class B).......................................... 2004     11.81
                                                                                                     2005     12.08
                                                                                                     2006     12.03
                                                                                                     2007     12.20

Loomis Sayles Small Cap Division (Class E)/(c)/..................................................... 2001     21.50
                                                                                                     2002     20.96
                                                                                                     2003     16.05

Loomis Sayles Small Cap Division (Class B).......................................................... 2004     21.40
                                                                                                     2005     24.10
                                                                                                     2006     25.13
                                                                                                     2007     28.58

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/ 2001     10.34
                                                                                                     2002     10.05

Lord Abbett Bond Debenture Division (Class E)/(b)/.................................................. 2002     10.31
                                                                                                     2003      9.94
                                                                                                     2004     11.59

Lord Abbett Bond Debenture Division (Class B)....................................................... 2004     14.84
                                                                                                     2005     15.72
                                                                                                     2006     15.59
                                                                                                     2007     16.63

Met/AIM Small Cap Growth Division (Class E)/(d)/.................................................... 2002     11.17
                                                                                                     2003      8.39

Met/AIM Small Cap Growth Division (Class B)......................................................... 2004     11.10
                                                                                                     2005     11.82
                                                                                                     2006     12.51
                                                                                                     2007     13.96

MetLife Mid Cap Stock Index Division (Class E)/(c)/................................................. 2001     10.33
                                                                                                     2002     10.18
                                                                                                     2003      8.45

MetLife Mid Cap Stock Index Division (Class B)...................................................... 2004     11.25
                                                                                                     2005     12.53
                                                                                                     2006     13.72
                                                                                                     2007     14.72

MetLife Stock Index Division (Class E)/(c)/......................................................... 2001     34.43
                                                                                                     2002     32.39
                                                                                                     2003     24.56

                                                                                                                   Number of
                                                                                                     End of Year  Accumulation
                                                                                                     Accumulation Units End of
Fund Name                                                                                             Unit Value      Year
---------                                                                                            ------------ ------------
Legg Mason Value Equity (Class B)/(l)/..............................................................    $ 9.35         496.66
                                                                                                          8.60         454.92

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class E)/(c)(l)/................      8.09           0.00
                                                                                                          6.31           0.00
                                                                                                          7.49           0.00

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class B)/(l)/)..................      8.10         813.14
                                                                                                          8.46           0.00
                                                                                                          8.81           0.00

Lehman Brothers(R) Aggregate Bond Index Division (Class E)/(c)/.....................................     11.08           0.00
                                                                                                         11.92           0.00
                                                                                                         12.05           0.00

Lehman Brothers(R) Aggregate Bond Index Division (Class B)..........................................     12.08      68,675.99
                                                                                                         12.03     104,347.97
                                                                                                         12.20     175,669.65
                                                                                                         12.72     164,982.41

Loomis Sayles Small Cap Division (Class E)/(c)/.....................................................     20.96           0.00
                                                                                                         16.05           0.00
                                                                                                         21.38           0.00

Loomis Sayles Small Cap Division (Class B)..........................................................     24.10         117.66
                                                                                                         25.13       2,403.10
                                                                                                         28.58       7,496.79
                                                                                                         31.18       8,345.65

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division) (Class E)/(b)/     10.05           0.00
                                                                                                         14.97           0.00

Lord Abbett Bond Debenture Division (Class E)/(b)/..................................................      9.94           0.00
                                                                                                         11.59           0.00
                                                                                                         12.26       6,995.83

Lord Abbett Bond Debenture Division (Class B).......................................................     15.72       5,296.69
                                                                                                         15.59       9,814.85
                                                                                                         16.63      11,157.25
                                                                                                         17.31      19,214.94

Met/AIM Small Cap Growth Division (Class E)/(d)/....................................................      8.39           0.00
                                                                                                         11.41           0.00

Met/AIM Small Cap Growth Division (Class B).........................................................     11.82       1,582.34
                                                                                                         12.51       7,237.93
                                                                                                         13.96       9,838.79
                                                                                                         15.15       5,026.02

MetLife Mid Cap Stock Index Division (Class E)/(c)/.................................................     10.18           0.00
                                                                                                          8.45           0.00
                                                                                                         11.14           0.00

MetLife Mid Cap Stock Index Division (Class B)......................................................     12.53      29,621.98
                                                                                                         13.72      34,678.10
                                                                                                         14.72      40,318.22
                                                                                                         15.47      34,384.52

MetLife Stock Index Division (Class E)/(c)/.........................................................     32.39           0.00
                                                                                                         24.56           0.00
                                                                                                         30.72           0.00

                                                                                             Beginning of
                                                                                                 Year     End of Year
                                                                                             Accumulation Accumulation
Fund Name                                                                               Year  Unit Value   Unit Value
---------                                                                               ---- ------------ ------------
MetLife Stock Index Division (Class B)................................................. 2004    $29.89       $32.20
                                                                                        2005     32.20        32.84
                                                                                        2006     32.84        36.97
                                                                                        2007     36.97        37.93

MFS(R) Research International Division (Class E)/(c)/.................................. 2001      8.98         8.32
                                                                                        2002      8.32         7.18
                                                                                        2003      7.18         9.27

MFS(R) Research International Division (Class B)....................................... 2004      9.46        10.80
                                                                                        2005     10.80        12.29
                                                                                        2006     12.29        15.20
                                                                                        2007     15.20        16.83

MFS(R) Total Return Division (Class B)/(i)/............................................ 2004     31.54        34.09
                                                                                        2005     34.09        34.27
                                                                                        2006     34.27        37.49
                                                                                        2007     37.49        38.14

MFS(R) Value Division (formerly Harris Oakmark Large Cap Value Division) (Class E)/(c)/ 2001     11.37        11.16
                                                                                        2002     11.16         9.35
                                                                                        2003      9.35        11.46

MFS(R) Value Division (formerly Harris Oakmark Large Cap Value Division) (Class B)..... 2004     11.54        12.38
                                                                                        2005     12.38        11.90
                                                                                        2006     11.90        13.71
                                                                                        2007     13.71        12.86

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/................................... 2001      9.15         8.37
                                                                                        2002      8.37         6.81
                                                                                        2003      6.81         9.14

Morgan Stanley EAFE(R) Index Division (Class B)........................................ 2004      9.10        10.52
                                                                                        2005     10.52        11.61
                                                                                        2006     11.61        14.23
                                                                                        2007     14.23        15.37

Neuberger Berman Mid Cap Value Division (Class E)/(c)/................................. 2001     15.00        14.64
                                                                                        2002     14.64        12.92
                                                                                        2003     12.92        17.22

Neuberger Berman Mid Cap Value Division (Class B)...................................... 2004     17.66        20.48
                                                                                        2005     20.48        22.40
                                                                                        2006     22.40        24.35
                                                                                        2007     24.35        24.55

Oppenheimer Capital Appreciation Division (Class B)/(j)/............................... 2005      7.65         8.25
                                                                                        2006      8.25         8.68
                                                                                        2007      8.68         9.70

Oppenheimer Global Equity Division (Class E)/(c)/...................................... 2001     12.43        11.67
                                                                                        2002     11.67         9.57
                                                                                        2003      9.57        12.19

Oppenheimer Global Equity Division (Class B)........................................... 2004     11.95        13.70
                                                                                        2005     13.70        15.53
                                                                                        2006     15.53        17.67
                                                                                        2007     17.67        18.34

PIMCO Inflation Protected Bond Division (Class B)/(k)/................................. 2006     10.70        10.74
                                                                                        2007     10.74        11.63

                                                                                         Number of
                                                                                        Accumulation
                                                                                        Units End of
Fund Name                                                                                   Year
---------                                                                               ------------
MetLife Stock Index Division (Class B).................................................  64,157.86
                                                                                         82,221.18
                                                                                         92,276.05
                                                                                         85,289.32

MFS(R) Research International Division (Class E)/(c)/..................................       0.00
                                                                                              0.00
                                                                                              0.00

MFS(R) Research International Division (Class B).......................................   4,438.20
                                                                                          5,803.58
                                                                                          8,237.59
                                                                                         20,401.23

MFS(R) Total Return Division (Class B)/(i)/............................................     166.11
                                                                                            847.21
                                                                                            504.29
                                                                                          8,629.69

MFS(R) Value Division (formerly Harris Oakmark Large Cap Value Division) (Class E)/(c)/       0.00
                                                                                              0.00
                                                                                              0.00

MFS(R) Value Division (formerly Harris Oakmark Large Cap Value Division) (Class B).....  11,105.37
                                                                                         18,025.09
                                                                                         15,566.56
                                                                                         24,430.23

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/...................................       0.00
                                                                                              0.00
                                                                                              0.00

Morgan Stanley EAFE(R) Index Division (Class B)........................................  54,022.71
                                                                                         60,495.83
                                                                                         64,630.68
                                                                                         70,746.36

Neuberger Berman Mid Cap Value Division (Class E)/(c)/.................................       0.00
                                                                                              0.00
                                                                                              0.00

Neuberger Berman Mid Cap Value Division (Class B)......................................   9,930.93
                                                                                         23,315.35
                                                                                         33,167.26
                                                                                         34,211.63

Oppenheimer Capital Appreciation Division (Class B)/(j)/...............................       0.00
                                                                                              0.00
                                                                                          2,709.85

Oppenheimer Global Equity Division (Class E)/(c)/......................................       0.00
                                                                                              0.00
                                                                                              0.00

Oppenheimer Global Equity Division (Class B)...........................................   2,158.26
                                                                                          2,542.63
                                                                                          9,884.47
                                                                                          8,128.40

PIMCO Inflation Protected Bond Division (Class B)/(k)/.................................  11,668.63
                                                                                          5,173.12

                                                                                   Beginning of               Number of
                                                                                       Year     End of Year  Accumulation
                                                                                   Accumulation Accumulation Units End of
Fund Name                                                                     Year  Unit Value   Unit Value      Year
---------                                                                     ---- ------------ ------------ ------------
PIMCO Total Return Division (Class E)/(c)/................................... 2001    $10.20       $10.36          0.00
                                                                              2002     10.36        11.07          0.00
                                                                              2003     11.07        11.30          0.00

PIMCO Total Return Division (Class B)........................................ 2004     11.33        11.67     15,237.83
                                                                              2005     11.67        11.66     36,721.36
                                                                              2006     11.66        11.91     38,133.46
                                                                              2007     11.91        12.52     34,418.86

RCM Technology Division (Class E)/(c)/....................................... 2001      7.02         6.04          0.00
                                                                              2002      6.04         2.92          0.00
                                                                              2003      2.92         4.49          0.00

RCM Technology Division (Class B)............................................ 2004      4.04         4.19        476.42
                                                                              2005      4.19         4.54      2,929.51
                                                                              2006      4.54         4.68      8,407.27
                                                                              2007      4.68         6.01     42,291.29

Russell 2000(R) Index Division (Class E)/(c)/................................ 2001     11.73        11.63          0.00
                                                                              2002     11.63         9.03          0.00
                                                                              2003      9.03        12.88          0.00

Russell 2000(R) Index Division (Class B)..................................... 2004     12.82        14.59     34,337.97
                                                                              2005     14.59        14.87     37,915.77
                                                                              2006     14.87        17.09     33,144.79
                                                                              2007     17.09        16.41     33,390.67

T. Rowe Price Large Cap Growth Division (Class E)/(c)/....................... 2001     11.37        11.19          0.00
                                                                              2002     11.19         8.39          0.00
                                                                              2003      8.39        10.71          0.00

T. Rowe Price Large Cap Growth Division (Class B)............................ 2004     10.62        11.44      2,945.42
                                                                              2005     11.44        11.89      7,481.91
                                                                              2006     11.89        13.12      6,550.37
                                                                              2007     13.12        13.99     10,385.59

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/......................... 2001      8.60         8.19          0.00
                                                                              2002      8.19         4.47          0.00
                                                                              2003      4.47         5.98          0.00

T. Rowe Price Mid Cap Growth Division (Class B).............................. 2004      6.09         6.87     22,926.76
                                                                              2005      6.87         7.69     42,374.54
                                                                              2006      7.69         7.98     56,689.17
                                                                              2007      7.98         9.18     41,537.89

T. Rowe Price Small Cap Growth Division (Class E)/(c)/....................... 2001     11.79        11.56          0.00
                                                                              2002     11.56         8.27          0.00
                                                                              2003      8.27        11.37          0.00

T. Rowe Price Small Cap Growth Division (Class B)............................ 2004     11.60        12.30      1,150.84
                                                                              2005     12.30        13.31      1,258.39
                                                                              2006     13.31        13.48      6,599.94
                                                                              2007     13.48        14.42      3,920.01

Western Asset Management Strategic Bond Opportunities Division (Class E)/(c)/ 2001     14.66        14.89          0.00
                                                                              2002     14.89        15.91          0.00
                                                                              2003     15.91        17.50          0.00

                                                                              Beginning of               Number of
                                                                                  Year     End of Year  Accumulation
                                                                              Accumulation Accumulation Units End of
Fund Name                                                                Year  Unit Value   Unit Value      Year
---------                                                                ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities Division (Class B) 2004   $ 17.12      $ 18.04      11,888.85
                                                                         2005     18.04        18.09      30,125.39
                                                                         2006     18.09        18.53      34,601.97
                                                                         2007     18.53        18.78      31,440.86

Western Asset Management U.S Government Division (Class E)/(c)/......... 2001     13.63        13.85           0.00
                                                                         2002     13.85        14.56           0.00
                                                                         2003     14.56        14.45           0.00

Western Asset Management U.S Government Division (Class B).............. 2004     14.15        14.40       9,018.77
                                                                         2005     14.40        14.27      21,812.04
                                                                         2006     14.27        14.49      16,953.71
                                                                         2007     14.49        14.73      18,818.23

MetLife Aggressive Allocation Division (Class B)/(j)/................... 2005      9.99        11.08          66.32
                                                                         2006     11.08        12.52      22,474.20
                                                                         2007     12.52        12.64      24,687.28

MetLife Conservative Allocation Division (Class B)/(j)/................. 2005      9.99        10.23       2,651.88
                                                                         2006     10.23        10.69       2,557.48
                                                                         2007     10.69        11.03       2,357.64

MetLife Conservative to Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.45      42,338.63
                                                                         2006     10.45        11.17     186,748.34
                                                                         2007     11.17        11.45     213,396.47

MetLife Moderate Allocation Division (Class B)/(j)/..................... 2005      9.99        10.68      26,758.05
                                                                         2006     10.68        11.67     135,735.37
                                                                         2007     11.67        11.90     384,431.59

MetLife Moderate to Aggressive Allocation Division (Class B)/(j)/....... 2005      9.99        10.90       3,633.02
                                                                         2006     10.90        12.17     295,572.42
                                                                         2007     12.17        12.35     397,849.27

At 2.55 Separate Account Charge

American Funds Bond Division/(k)/....................................... 2006     13.36        13.92       5,946.69
                                                                         2007     13.92        14.02       7,845.31

American Funds Global Small Capitalization Division/(c)/................ 2004     15.33        18.07      15,247.27
                                                                         2005     18.07        22.08      29,683.18
                                                                         2006     22.08        26.71      44,812.05
                                                                         2007     26.71        31.61      52,489.35

American Funds Growth Division/(c)/..................................... 2004     91.79       100.65       7,212.98
                                                                         2005    100.65       114.01      12,716.12
                                                                         2006    114.01       122.51      16,853.27
                                                                         2007    122.51       134.15      16,934.86

American Funds Growth-Income Division/(c)/.............................. 2004     71.43        76.85       7,041.60
                                                                         2005     76.85        79.29      13,993.24
                                                                         2006     79.29        89.06      19,606.13
                                                                         2007     89.06        91.18      23,431.93

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                              LOWEST POSSIBLE MIX
                         1.25 SEPARATE ACCOUNT CHARGE

                                                                                 Beginning of               Number of
                                                                                     Year     End of Year  Accumulation
                                                                                 Accumulation Accumulation Units End of
Fund Name                                                                   Year  Unit Value   Unit Value      Year
---------                                                                   ---- ------------ ------------ ------------
American Funds Bond Division/(k)/.......................................... 2006   $ 14.82      $ 15.56      365,887.51
                                                                            2007     15.56        15.85      768,194.65

American Funds Global Small Capitalization Division/(c)/................... 2001     13.86        13.54            0.00
                                                                            2002     13.54        10.81      176,357.64
                                                                            2003     10.81        16.37      793,521.46
                                                                            2004     16.37        19.51    1,684,630.59
                                                                            2005     19.51        24.12    1,942,621.89
                                                                            2006     24.12        29.51    2,014,130.80
                                                                            2007     29.51        35.33    2,066,061.06

American Funds Growth Division/(c)/........................................ 2001    126.65       114.77            0.00
                                                                            2002    114.77        85.50      100,894.63
                                                                            2003     85.50       115.34      484,308.87
                                                                            2004    115.34       127.95      832,307.70
                                                                            2005    127.95       146.61      850,455.08
                                                                            2006    146.61       159.35      855,979.03
                                                                            2007    159.35       176.52      789,249.89

American Funds Growth-Income Division/(c)/................................. 2001     88.85        85.37            0.00
                                                                            2002     85.37        68.74      127,625.35
                                                                            2003     68.74        89.76      634,858.72
                                                                            2004     89.76        97.69    1,040,319.53
                                                                            2005     97.69       101.96      992,089.03
                                                                            2006    101.96       115.83      915,468.87
                                                                            2007    115.83       119.97      847,614.09

BlackRock Aggressive Growth Division (Class E)/(c)/........................ 2001     37.91        35.78            0.00
                                                                            2002     35.78        25.16       26,852.28
                                                                            2003     25.16        34.93      154,691.04

BlackRock Aggressive Growth Division (Class B)............................. 2004     34.38        38.15       48,586.98
                                                                            2005     38.15        41.61      126,036.87
                                                                            2006     41.61        43.76      228,956.11
                                                                            2007     43.76        51.95      383,639.24

BlackRock Bond Income Division (formerly SSR Income Class E) (Class E)/(a)/ 2001     42.17        43.36            0.00
                                                                            2002     43.36        43.89            0.00

BlackRock Bond Income Division (Class E)/(a)/.............................. 2002     43.84        46.31      207,477.01
                                                                            2003     46.31        48.33      536,896.98

BlackRock Bond Income Division (Class B)................................... 2004     44.66        46.31      301,057.28
                                                                            2005     46.31        46.72    1,046,108.64
                                                                            2006     46.72        48.05    1,637,036.48
                                                                            2007     48.05        50.31    1,973,936.78

BlackRock Diversified Division (Class E)/(c)/.............................. 2001     37.99        37.06            0.00
                                                                            2002     37.06        31.50      212,999.18
                                                                            2003     31.50        37.46      752,001.31

BlackRock Diversified Division (Class B)................................... 2004     36.28        39.19      277,202.91
                                                                            2005     39.19        39.79      535,541.81
                                                                            2006     39.79        43.33      698,275.54
                                                                            2007     43.33        45.19      830,380.34

                                                                                                         Beginning of
                                                                                                             Year
                                                                                                         Accumulation
Fund Name                                                                                           Year  Unit Value
---------                                                                                           ---- ------------
BlackRock Large Cap Core Division* (Class B)/(m)/.................................................. 2007    $80.94

BlackRock Large Cap Division (Class E)/(c)/........................................................ 2001     72.49
                                                                                                    2002     67.70
                                                                                                    2003     49.33

BlackRock Large Cap Division (Class B)............................................................. 2004     61.39
                                                                                                    2005     67.81
                                                                                                    2006     69.20
                                                                                                    2007     77.79

BlackRock Large Cap Value Division (Class E)/(d)/.................................................. 2002     10.00
                                                                                                    2003      7.93

BlackRock Large Cap Value Division (Class B)....................................................... 2004     10.72
                                                                                                    2005     11.84
                                                                                                    2006     12.34
                                                                                                    2007     14.52

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/.......................................... 2004     23.52
                                                                                                    2005     25.80
                                                                                                    2006     27.20
                                                                                                    2007     27.91

BlackRock Money Market Division (Class E)/(f)/..................................................... 2003     23.28

BlackRock Money Market Division (Class B).......................................................... 2004     22.66
                                                                                                    2005     22.60
                                                                                                    2006     22.91
                                                                                                    2007     23.65

BlackRock Strategic Value Division (Class E)/(c)/.................................................. 2001     14.24
                                                                                                    2002     14.01
                                                                                                    2003     10.86

BlackRock Strategic Value Division (Class B)....................................................... 2004     16.20
                                                                                                    2005     18.24
                                                                                                    2006     18.72
                                                                                                    2007     21.53

Clarion Global Real Estate Division (formerly Neuberger Berman Real Estate Division (Class B)/(i)/) 2004      9.99
                                                                                                    2005     12.84
                                                                                                    2006     14.37
                                                                                                    2007     19.52

Cyclical Growth ETF Division (Class B)/(k)/........................................................ 2006     10.71
                                                                                                    2007     11.43

Cyclical Growth and Income ETF Division (Class B)/(k)/............................................. 2006     10.52
                                                                                                    2007     11.18

Davis Venture Value Division (Class E)/(c)/........................................................ 2001     27.45
                                                                                                    2002     26.73
                                                                                                    2003     22.03

Davis Venture Value Division (Class B)............................................................. 2004     28.98
                                                                                                    2005     31.22
                                                                                                    2006     33.91
                                                                                                    2007     38.29

FI Large Cap Division (Class B)/(k)/............................................................... 2006     17.34
                                                                                                    2007     17.56

                                                                                                                  Number of
                                                                                                    End of Year  Accumulation
                                                                                                    Accumulation Units End of
Fund Name                                                                                            Unit Value      Year
---------                                                                                           ------------ ------------
BlackRock Large Cap Core Division* (Class B)/(m)/..................................................    $81.72      197,425.91

BlackRock Large Cap Division (Class E)/(c)/........................................................     67.70            0.00
                                                                                                        49.33       79,863.05
                                                                                                        63.36      303,829.18

BlackRock Large Cap Division (Class B).............................................................     67.81       63,985.52
                                                                                                        69.20      115,756.61
                                                                                                        77.79      153,608.48
                                                                                                        81.62            0.00

BlackRock Large Cap Value Division (Class E)/(d)/..................................................      7.93       62,035.81
                                                                                                        10.60      462,050.50

BlackRock Large Cap Value Division (Class B).......................................................     11.84      507,414.37
                                                                                                        12.34    1,191,101.20
                                                                                                        14.52    4,017,678.88
                                                                                                        14.79    6,203,097.15

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/..........................................     25.80       71,095.54
                                                                                                        27.20      179,456.51
                                                                                                        27.91      329,519.56
                                                                                                        32.64      677,955.31

BlackRock Money Market Division (Class E)/(f)/.....................................................     23.18       24,871.02

BlackRock Money Market Division (Class B)..........................................................     22.60       51,565.74
                                                                                                        22.91      104,247.78
                                                                                                        23.65      220,864.59
                                                                                                        24.48      423,149.02

BlackRock Strategic Value Division (Class E)/(c)/..................................................     14.01            0.00
                                                                                                        10.86      796,790.61
                                                                                                        16.08    2,552,703.05

BlackRock Strategic Value Division (Class B).......................................................     18.24    1,029,329.75
                                                                                                        18.72    2,350,319.89
                                                                                                        21.53    3,429,455.89
                                                                                                        20.48    3,851,949.52

Clarion Global Real Estate Division (formerly Neuberger Berman Real Estate Division (Class B)/(i)/)     12.84    1,489,317.40
                                                                                                        14.37    4,338,464.48
                                                                                                        19.52    7,835,572.48
                                                                                                        16.39    8,113,130.91

Cyclical Growth ETF Division (Class B)/(k)/........................................................     11.43      139,058.25
                                                                                                        11.92      536,203.16

Cyclical Growth and Income ETF Division (Class B)/(k)/.............................................     11.18       94,584.11
                                                                                                        11.63      196,239.06

Davis Venture Value Division (Class E)/(c)/........................................................     26.73            0.00
                                                                                                        22.03      115,244.86
                                                                                                        28.44      448,782.09

Davis Venture Value Division (Class B).............................................................     31.22      499,387.83
                                                                                                        33.91    2,131,611.21
                                                                                                        38.29    3,988,041.56
                                                                                                        39.45    5,074,167.58

FI Large Cap Division (Class B)/(k)/...............................................................     17.56       64,686.86
                                                                                                        17.98      159,771.44

                                                                                                        Beginning of
                                                                                                            Year     End of Year
                                                                                                        Accumulation Accumulation
Fund Name                                                                                          Year  Unit Value   Unit Value
---------                                                                                          ---- ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c)(h)/............................................... 2001   $ 18.33      $ 15.78
                                                                                                   2002     15.78        11.04
                                                                                                   2003     11.04        14.68

FI Mid Cap Opportunities Division (Class B)....................................................... 2004     14.81        16.69
                                                                                                   2005     16.69        17.58
                                                                                                   2006     17.58        19.37
                                                                                                   2007     19.37        20.68

FI Value Leaders Division (Class E)/(d)/.......................................................... 2002     23.04        18.98
                                                                                                   2003     18.98        23.76

FI Value Leaders Division (Class B)............................................................... 2004     23.39        26.41
                                                                                                   2005     26.41        28.81
                                                                                                   2006     28.81        31.77
                                                                                                   2007     31.77        32.61

Franklin Templeton Small Cap Growth Division (Class E)/(c)/....................................... 2001      9.18         8.80
                                                                                                   2002      8.80         6.27
                                                                                                   2003      6.27         8.96

Franklin Templeton Small Cap Growth Division (Class B)............................................ 2004      8.85         9.80
                                                                                                   2005      9.80        10.11
                                                                                                   2006     10.11        10.95
                                                                                                   2007     10.95        11.28

Harris Oakmark Focused Value Division (Class E)/(c)/.............................................. 2001     25.72        26.62
                                                                                                   2002     26.62        23.93
                                                                                                   2003     23.93        31.30

Harris Oakmark Focused Value Division (Class B)................................................... 2004     30.62        33.26
                                                                                                   2005     33.26        36.04
                                                                                                   2006     36.04        39.92
                                                                                                   2007     39.92        36.63

Harris Oakmark International Division (Class E)/(d)/.............................................. 2002     10.60         8.85
                                                                                                   2003      8.85        11.81

Harris Oakmark International Division (Class B)................................................... 2004     12.08        14.03
                                                                                                   2005     14.03        15.83
                                                                                                   2006     15.83        20.15
                                                                                                   2007     20.15        19.67

Janus Forty Division (Class B)/(n)/............................................................... 2007    151.43       185.95

Jennison Growth Division (Class B)/(g)/........................................................... 2005      4.09         4.92
                                                                                                   2006      4.92         4.99
                                                                                                   2007      4.99         5.49

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c)(g)/................. 2001      5.40         4.93
                                                                                                   2002      4.93         3.46
                                                                                                   2003      3.46         4.29

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/)................... 2004      4.25         4.44
                                                                                                   2005      4.44         4.05

Julius Baer International Stock Division (formerly FI International Stock Division) (Class E)/(c)/ 2001     12.45        11.64
                                                                                                   2002     11.64         9.47
                                                                                                   2003      9.47        11.96

                                                                                                    Number of
                                                                                                   Accumulation
                                                                                                   Units End of
Fund Name                                                                                              Year
---------                                                                                          ------------
FI Mid Cap Opportunities Division (Class E)/(c)(h)/...............................................         0.00
                                                                                                     147,252.83
                                                                                                     490,905.38

FI Mid Cap Opportunities Division (Class B).......................................................   195,292.90
                                                                                                     550,747.76
                                                                                                   1,043,827.16
                                                                                                   1,436,202.13

FI Value Leaders Division (Class E)/(d)/..........................................................    11,626.22
                                                                                                     129,119.95

FI Value Leaders Division (Class B)...............................................................    85,618.72
                                                                                                     420,979.54
                                                                                                   1,116,072.48
                                                                                                   1,237,524.46

Franklin Templeton Small Cap Growth Division (Class E)/(c)/.......................................         0.00
                                                                                                     139,794.65
                                                                                                     528,179.62

Franklin Templeton Small Cap Growth Division (Class B)............................................   157,161.05
                                                                                                     469,945.62
                                                                                                     779,710.51
                                                                                                     982,451.23

Harris Oakmark Focused Value Division (Class E)/(c)/..............................................         0.00
                                                                                                     320,020.25
                                                                                                   1,040,971.04

Harris Oakmark Focused Value Division (Class B)...................................................   377,040.95
                                                                                                   1,158,798.80
                                                                                                   1,544,583.01
                                                                                                   1,646,083.75

Harris Oakmark International Division (Class E)/(d)/..............................................    26,567.87
                                                                                                     324,128.40

Harris Oakmark International Division (Class B)...................................................   517,942.94
                                                                                                   2,479,089.48
                                                                                                   5,230,310.81
                                                                                                   6,878,657.12

Janus Forty Division (Class B)/(n)/...............................................................   110,979.76

Jennison Growth Division (Class B)/(g)/...........................................................   412,176.02
                                                                                                   1,003,446.89
                                                                                                   1,164,068.68

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class E)/(c)(g)/.................         0.00
                                                                                                     205,815.65
                                                                                                     639,387.86

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class B)/(g)/)...................   114,586.68
                                                                                                     152,249.83

Julius Baer International Stock Division (formerly FI International Stock Division) (Class E)/(c)/         0.00
                                                                                                     178,292.61
                                                                                                     635,794.86

                                                                                                   Beginning of
                                                                                                       Year     End of Year
                                                                                                   Accumulation Accumulation
Fund Name                                                                                     Year  Unit Value   Unit Value
---------                                                                                     ---- ------------ ------------
Julius Baer International Stock Division (formerly FI International Stock Division) (Class B) 2004    $12.05       $13.78
                                                                                              2005     13.78        16.00
                                                                                              2006     16.00        18.37
                                                                                              2007     18.37        19.96

Lazard Mid Cap Division (Class E)/(d)/....................................................... 2002     11.40         9.69
                                                                                              2003      9.69        12.09

Lazard Mid Cap Division (Class B)............................................................ 2004     12.61        13.63
                                                                                              2005     13.63        14.54
                                                                                              2006     14.54        16.47
                                                                                              2007     16.47        15.83

Legg Mason Partners Aggressive Growth (Class E)/(e)/......................................... 2003      5.57         6.80

Legg Mason Partners Aggressive Growth (formerly Janus Aggressive Growth) (Class B)).......... 2004      6.63         7.22
                                                                                              2005      7.22         8.09
                                                                                              2006      8.09         7.86
                                                                                              2007      7.86         7.93

Legg Mason Value Equity (Class B)/(l)/....................................................... 2006      9.45        10.14
                                                                                              2007     10.14         9.42

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class E)/(c)(l)/......... 2001      8.75         8.32
                                                                                              2002      8.32         6.56
                                                                                              2003      6.56         7.87

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class B)/(l)/)........... 2004      7.74         8.59
                                                                                              2005      8.59         9.07
                                                                                              2006      9.07         9.49

Lehman Brothers(R) Aggregate Bond Index Division (Class E)/(c)/.............................. 2001     11.23        11.46
                                                                                              2002     11.46        12.45
                                                                                              2003     12.45        12.72

Lehman Brothers(R) Aggregate Bond Index Division (Class B)................................... 2004     12.51        12.89
                                                                                              2005     12.89        12.96
                                                                                              2006     12.96        13.29
                                                                                              2007     13.29        14.00

Loomis Sayles Small Cap Division (Class E)/(c)/.............................................. 2001     23.20        22.72
                                                                                              2002     22.72        17.58
                                                                                              2003     17.58        23.67

Loomis Sayles Small Cap Division (Class B)................................................... 2004     23.77        26.96
                                                                                              2005     26.96        28.40
                                                                                              2006     28.40        32.65
                                                                                              2007     32.65        35.99

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division)
  (Class E)/(b)/............................................................................. 2001     10.83        10.58
                                                                                              2002     10.58        10.88

Lord Abbett Bond Debenture Division (Class E)/(b)/........................................... 2002     10.88        10.57
                                                                                              2003     10.57        12.45

Lord Abbett Bond Debenture Division (Class B)................................................ 2004     16.14        17.21
                                                                                              2005     17.21        17.26
                                                                                              2006     17.26        18.60
                                                                                              2007     18.60        19.57

                                                                                                  Number of
                                                                                              Accumulation Units
                                                                                                    End of
Fund Name                                                                                            Year
---------                                                                                     ------------------
Julius Baer International Stock Division (formerly FI International Stock Division) (Class B)      230,542.93
                                                                                                   882,635.15
                                                                                                 1,788,847.70
                                                                                                 2,326,601.22

Lazard Mid Cap Division (Class E)/(d)/.......................................................       60,166.50
                                                                                                   396,340.58

Lazard Mid Cap Division (Class B)............................................................      145,014.30
                                                                                                   369,364.09
                                                                                                   693,216.68
                                                                                                 1,336,971.62

Legg Mason Partners Aggressive Growth (Class E)/(e)/.........................................      310,403.07

Legg Mason Partners Aggressive Growth (formerly Janus Aggressive Growth) (Class B))..........      157,905.31
                                                                                                   441,946.14
                                                                                                   854,039.26
                                                                                                   829,924.69

Legg Mason Value Equity (Class B)/(l)/.......................................................      752,191.91
                                                                                                   819,936.03

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class E)/(c)(l)/.........            0.00
                                                                                                    73,963.77
                                                                                                   308,442.38

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division) (Class B)/(l)/)...........       58,522.26
                                                                                                   300,403.79
                                                                                                   378,586.99

Lehman Brothers(R) Aggregate Bond Index Division (Class E)/(c)/..............................            0.00
                                                                                                 1,271,700.30
                                                                                                 5,134,183.52

Lehman Brothers(R) Aggregate Bond Index Division (Class B)...................................    3,850,658.98
                                                                                                11,887,466.57
                                                                                                16,455,776.79
                                                                                                20,099,380.29

Loomis Sayles Small Cap Division (Class E)/(c)/..............................................            0.00
                                                                                                    30,590.67
                                                                                                   113,829.25

Loomis Sayles Small Cap Division (Class B)...................................................       62,988.78
                                                                                                   282,001.02
                                                                                                   807,342.10
                                                                                                 1,230,226.05

Lord Abbett Bond Debenture Division (formerly Loomis Sayles High Yield Bond Division)
  (Class E)/(b)/.............................................................................            0.00
                                                                                                         0.00

Lord Abbett Bond Debenture Division (Class E)/(b)/...........................................      108,830.52
                                                                                                   906,935.62

Lord Abbett Bond Debenture Division (Class B)................................................      433,517.32
                                                                                                 1,644,680.08
                                                                                                 3,053,153.34
                                                                                                 4,120,667.18

                                                                                             Beginning of
                                                                                                 Year     End of Year
                                                                                             Accumulation Accumulation
Fund Name                                                                               Year  Unit Value   Unit Value
---------                                                                               ---- ------------ ------------

Met/AIM Small Cap Growth Division (Class E)/(d)/....................................... 2002    $11.24       $ 8.50
                                                                                        2003      8.50        11.68

Met/AIM Small Cap Growth Division (Class B)............................................ 2004     11.40        12.23
                                                                                        2005     12.23        13.08
                                                                                        2006     13.08        14.75
                                                                                        2007     14.75        16.18

MetLife Mid Cap Stock Index Division (Class E)/(c)/.................................... 2001     10.44        10.34
                                                                                        2002     10.34         8.68
                                                                                        2003      8.68        11.55

MetLife Mid Cap Stock Index Division (Class B)......................................... 2004     11.72        13.13
                                                                                        2005     13.13        14.53
                                                                                        2006     14.53        15.76
                                                                                        2007     15.76        16.74

MetLife Stock Index Division (Class E)/(c)/............................................ 2001     38.76        36.62
                                                                                        2002     36.62        28.06
                                                                                        2003     28.06        35.46

MetLife Stock Index Division (Class B)................................................. 2004     34.63        37.56
                                                                                        2005     37.56        38.72
                                                                                        2006     38.72        44.05
                                                                                        2007     44.05        45.66

MFS(R) Research International Division (Class E)/(c)/.................................. 2001      9.02         8.38
                                                                                        2002      8.38         7.31
                                                                                        2003      7.31         9.54

MFS(R) Research International Division (Class B)....................................... 2004      9.79        11.25
                                                                                        2005     11.25        12.94
                                                                                        2006     12.94        16.17
                                                                                        2007     16.17        18.09

MFS(R) Total Return Division (Class B)/(i)/............................................ 2004     37.71        41.05
                                                                                        2005     41.05        41.69
                                                                                        2006     41.69        46.09
                                                                                        2007     46.09        47.39

MFS(R) Value Division (formerly Harris Oakmark Large Cap Value Division) (Class E)/(c)/ 2001     11.70        11.54
                                                                                        2002     11.54         9.77
                                                                                        2003      9.77        12.09

MFS(R) Value Division (formerly Harris Oakmark Large Cap Value Division) (Class B)..... 2004     12.23        13.21
                                                                                        2005     13.21        12.83
                                                                                        2006     12.83        14.93
                                                                                        2007     14.93        14.15

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/................................... 2001      9.42         8.65
                                                                                        2002      8.65         7.12
                                                                                        2003      7.12         9.65

Morgan Stanley EAFE(R) Index Division (Class B)........................................ 2004      9.64        11.22
                                                                                        2005     11.22        12.51
                                                                                        2006     12.51        15.51
                                                                                        2007     15.51        16.92

Neuberger Berman Mid Cap Value Division (Class E)/(c)/................................. 2001     15.44        15.13
                                                                                        2002     15.13        13.49
                                                                                        2003     13.49        18.18

                                                                                         Number of
                                                                                        Accumulation
                                                                                        Units End of
Fund Name                                                                                   Year
---------                                                                               ------------

Met/AIM Small Cap Growth Division (Class E)/(d)/.......................................    46,307.54
                                                                                          213,981.76

Met/AIM Small Cap Growth Division (Class B)............................................    88,967.34
                                                                                          249,141.21
                                                                                          379,516.68
                                                                                          570,283.63

MetLife Mid Cap Stock Index Division (Class E)/(c)/....................................         0.00
                                                                                          570,356.88
                                                                                        2,466,067.51

MetLife Mid Cap Stock Index Division (Class B).........................................   728,656.68
                                                                                        2,195,285.87
                                                                                        3,611,990.93
                                                                                        4,712,683.58

MetLife Stock Index Division (Class E)/(c)/............................................         0.00
                                                                                          444,695.20
                                                                                        2,189,805.85

MetLife Stock Index Division (Class B)................................................. 1,750,875.84
                                                                                        5,047,439.87
                                                                                        7,044,246.68
                                                                                        8,542,859.25

MFS(R) Research International Division (Class E)/(c)/..................................         0.00
                                                                                          128,885.57
                                                                                          378,131.36

MFS(R) Research International Division (Class B).......................................   141,755.48
                                                                                          604,819.44
                                                                                        2,068,708.66
                                                                                        3,262,143.43

MFS(R) Total Return Division (Class B)/(i)/............................................   119,277.39
                                                                                          328,191.42
                                                                                          465,431.08
                                                                                          692,542.07

MFS(R) Value Division (formerly Harris Oakmark Large Cap Value Division) (Class E)/(c)/         0.00
                                                                                          842,299.12
                                                                                        2,688,090.95

MFS(R) Value Division (formerly Harris Oakmark Large Cap Value Division) (Class B)..... 1,304,722.64
                                                                                        3,878,821.73
                                                                                        5,009,373.07
                                                                                        5,535,834.88

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/...................................         0.00
                                                                                          634,864.59
                                                                                        3,114,501.40

Morgan Stanley EAFE(R) Index Division (Class B)........................................ 1,310,419.46
                                                                                        3,920,106.79
                                                                                        5,695,313.60
                                                                                        7,382,320.70

Neuberger Berman Mid Cap Value Division (Class E)/(c)/.................................         0.00
                                                                                          222,971.85
                                                                                          832,486.66

                                                              Beginning of                  Number of
                                                                  Year     End of Year  Accumulation Units
                                                              Accumulation Accumulation       End of
Fund Name                                                Year  Unit Value   Unit Value         Year
---------                                                ---- ------------ ------------ ------------------
Neuberger Berman Mid Cap Value Division (Class B)....... 2004    $18.71       $21.85         745,718.74
                                                         2005     21.85        24.15       2,759,258.03
                                                         2006     24.15        26.52       4,556,951.22
                                                         2007     26.52        27.03       5,637,167.55

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.99         8.69         173,317.48
                                                         2006      8.69         9.23         620,638.28
                                                         2007      9.23        10.42       1,169,995.30

Oppenheimer Global Equity Division (Class E)/(c)/....... 2001     13.02        12.28               0.00
                                                         2002     12.28        10.17         112,537.61
                                                         2003     10.17        13.10         406,709.15

Oppenheimer Global Equity Division (Class B)............ 2004     12.89        14.88         105,601.25
                                                         2005     14.88        17.04         579,290.68
                                                         2006     17.04        19.59       1,334,400.29
                                                         2007     19.59        20.55       1,761,289.24

PIMCO Inflation Protected Bond Division (Class B)/(k)/.. 2006     11.04        11.16         595,123.74
                                                         2007     11.16        12.21       1,865,528.17

PIMCO Total Return Division (Class E)/(c)/.............. 2001     10.25        10.45               0.00
                                                         2002     10.45        11.29       1,551,710.35
                                                         2003     11.29        11.65       4,544,053.32

PIMCO Total Return Division (Class B)................... 2004     11.72        12.16       1,912,529.08
                                                         2005     12.16        12.28       6,758,354.02
                                                         2006     12.28        12.67       9,627,248.36
                                                         2007     12.67        13.46      11,407,084.04

RCM Technology Division (Class E)/(c)/.................. 2001      7.05         6.10               0.00
                                                         2002      6.10         2.97         203,039.18
                                                         2003      2.97         4.62       1,637,949.51

RCM Technology Division (Class B)....................... 2004      4.18         4.36         327,216.18
                                                         2005      4.36         4.78         700,834.84
                                                         2006      4.78         4.98       1,303,161.54
                                                         2007      4.98         6.46       3,643,893.87

Russell 2000(R) Index Division (Class E)/(c)/........... 2001     12.07        12.02               0.00
                                                         2002     12.02         9.43         325,845.30
                                                         2003      9.43        13.60       1,535,666.47

Russell 2000(R) Index Division (Class B)................ 2004     13.58        15.56         523,546.85
                                                         2005     15.56        16.03       1,502,294.21
                                                         2006     16.03        18.61       2,585,775.71
                                                         2007     18.61        18.07       3,079,763.14

T. Rowe Price Large Cap Growth Division (Class E)/(c)/.. 2001     11.70        11.57               0.00
                                                         2002     11.57         8.76         192,844.11
                                                         2003      8.76        11.30         794,026.43

T. Rowe Price Large Cap Growth Division (Class B)....... 2004     11.25        12.21         551,747.60
                                                         2005     12.21        12.82       1,706,948.80
                                                         2006     12.82        14.29       2,574,599.46
                                                         2007     14.29        15.41       3,515,295.61

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.... 2001      8.64         8.26               0.00
                                                         2002      8.26         4.56         160,883.93
                                                         2003      4.56         6.17         921,458.24

                                                                                   Beginning of                  Number of
                                                                                       Year     End of Year  Accumulation Units
                                                                                   Accumulation Accumulation       End of
Fund Name                                                                     Year  Unit Value   Unit Value         Year
---------                                                                     ---- ------------ ------------ ------------------

T. Rowe Price Mid Cap Growth Division (Class B).............................. 2004    $ 6.30       $ 7.15         529,644.79
                                                                              2005      7.15         8.10       1,695,381.23
                                                                              2006      8.10         8.49       3,268,219.53
                                                                              2007      8.49         9.86       5,090,130.40

T. Rowe Price Small Cap Growth Division (Class E)/(c)/....................... 2001     12.35        12.17               0.00
                                                                              2002     12.17         8.80         104,912.42
                                                                              2003      8.80        12.22         500,675.63

T. Rowe Price Small Cap Growth Division (Class B)............................ 2004     12.51        13.35         169,438.00
                                                                              2005     13.35        14.60         639,929.00
                                                                              2006     14.60        14.94       1,140,830.69
                                                                              2007     14.94        16.16       1,319,130.58

Western Asset Management Strategic Bond Opportunities Division (Class E)/(c)/ 2001     15.73        16.05               0.00
                                                                              2002     16.05        17.34         206,607.47
                                                                              2003     17.34        19.26       1,097,298.95

Western Asset Management Strategic Bond Opportunities Division (Class B)..... 2004     18.92        20.08         516,840.38
                                                                              2005     20.08        20.34       2,362,619.16
                                                                              2006     20.34        21.06       4,193,499.21
                                                                              2007     21.06        21.56       5,163,420.43

Western Asset Management U.S Government Division (Class E)/(c)/.............. 2001     14.63        14.93               0.00
                                                                              2002     14.93        15.87         884,065.72
                                                                              2003     15.87        15.91       1,650,276.43

Western Asset Management U.S Government Division (Class B)................... 2004     15.64        16.03         792,980.55
                                                                              2005     16.03        16.05       2,828,550.05
                                                                              2006     16.05        16.47       4,232,158.83
                                                                              2007     16.47        16.92       5,021,955.31

MetLife Aggressive Allocation Division (Class B)/(j)/........................ 2005      9.99        11.16         306,141.65
                                                                              2006     11.16        12.74       1,484,809.90
                                                                              2007     12.74        13.00       2,807,072.03

MetLife Conservative Allocation Division (Class B)/(j)/...................... 2005      9.99        10.31         578,943.02
                                                                              2006     10.31        10.88       1,938,160.76
                                                                              2007     10.88        11.34       5,674,741.59

MetLife Conservative to Moderate Allocation Division (Class B)/(j)/.......... 2005      9.99        10.52       2,293,499.61
                                                                              2006     10.52        11.37      10,459,920.40
                                                                              2007     11.37        11.77      24,715,462.78

MetLife Moderate Allocation Division (Class B)/(j)/.......................... 2005      9.99        10.75       3,641,353.32
                                                                              2006     10.75        11.88      22,508,484.97
                                                                              2007     11.88        12.24      62,197,203.38

MetLife Moderate to Aggressive Allocation Division (Class B)/(j)/............ 2005      9.99        10.98       2,829,696.46
                                                                              2006     10.98        12.39      17,897,969.38
                                                                              2007     12.39        12.70      54,331,986.81

At 1.50 Separate Account Charge

American Funds Bond Division/(k)/............................................ 2006     14.69        15.41       1,384,257.31
                                                                              2007     15.41        15.68       4,872,016.01

American Funds Global Small Capitalization Division/(c)/..................... 2004     16.28        19.38         559,036.42
                                                                              2005     19.38        23.94       1,993,369.67
                                                                              2006     23.94        29.25       3,865,644.25
                                                                              2007     29.25        34.99       5,518,755.68

                                                Beginning of               Number of
                                                    Year     End of Year  Accumulation
                                                Accumulation Accumulation Units End of
Fund Name                                  Year  Unit Value   Unit Value      Year
---------                                  ---- ------------ ------------ ------------
American Funds Growth Division/(c)/....... 2004   $113.13      $125.36      321,875.82
                                           2005    125.36       143.50    1,076,810.53
                                           2006    143.50       155.82    1,897,452.19
                                           2007    155.82       172.44    2,357,806.14

American Funds Growth-Income Division/(c)/ 2004     88.04        95.72      337,328.74
                                           2005     95.72        99.80    1,024,224.45
                                           2006     99.80       113.26    1,585,446.89
                                           2007    113.26       117.20    1,989,561.74

-----------
(a)The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(b)The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(c)Inception date: August 3, 2001.
(d)Inception date: May 1, 2002.
(e)The assets of the Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(f)Inception date: May 1, 2003.
(g)The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
(h)The division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
(i)Inception date: May 1, 2004.
(j)Inception date: May 1, 2005.
(k)Inception date: May 1, 2006.
(l)The assets of MFS Investors Trust Division were merged into the Legg Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.
(m)The assets of BlackRock Large Cap Division (formerly BlackRock Investment Trust Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Division.
(n)Inception date: April 30, 2007.
* We are waiving a portion of the Separate Account charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses for more information.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES



SERIES FUND/TRUST                      LEGAL NAME OF PORTFOLIO SERIES     MARKETING NAME
  American Funds Insurance Series(R)   Bond Fund                          American Funds Bond Fund
  American Funds Insurance Series(R)   Global Small Capitalization Fund   American Funds Global Small Capitalization Fund
  American Funds Insurance Series(R)   Growth - Income Fund               American Funds Growth-Income Fund
  American Funds Insurance Series(R)   Growth Fund                        American Funds Growth Fund
  Metropolitan Series Fund, Inc.       FI Large Cap Portfolio             FI Large Cap Portfolio (Fidelity)
  Metropolitan Series Fund, Inc.       FI Mid Cap Opportunities Portfolio FI Mid Cap Opportunities Portfolio (Fidelity)
  Metropolitan Series Fund, Inc.       FI Value Leaders Portfolio         FI Value Leaders Portfolio (Fidelity)

APPENDIX D

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a name change. The chart identifies the former name and new name of each of these Portfolios.

PORTFOLIO NAME CHANGES


FORMER NAME                                             NEW NAME
  MET INVESTORS FUND                                    MET INVESTORS FUND
    FI International Stock Portfolio                      Julius Baer International Stock Portfolio
    Neuberger Berman Real Estate Portfolio                Clarion Global Real Estate Portfolio

  METROPOLITAN FUND                                     METROPOLITAN FUND
    Harris Oakmark Large Cap Value Portfolio              MFS(R) Value Portfolio

                          Request For a Statement of
                   Additional Information/Change of Address

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E

[_] Metropolitan Series Fund, Inc.

[_] Met Investors Series Trust

[_] American Funds Insurance Series(R)

[_] I have changed my address. My current address is:

                           _________________ Name ___
                           (Contract Number)

                                             Address

                           _________________        _
                              (Signature)         zip

Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
1600 Division Road
West Warwick, RI 02893

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

        PREFERENCE PLUS SELECT(R) INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B


                                April 28, 2008


   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the
Prospectus for Preference Plus Select Deferred Annuities dated April   , 2008
and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life insurance Company, Attn: Fulfillment Unit-PPS, 1600 Division Road, West Warwick, RI 02893.

   A Statement of Additional Information for the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series(R) ("American Funds(R)") are attached at the end of this Statement of Additional Information.


   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Individual Annuity Contracts dated April 28, 2008.


                               TABLE OF CONTENTS


                                                               PAGE
                                                               ----
             Independent Registered Public Accounting Firm....   2

             Principal Underwriter............................   2

             Distribution and Principal Underwriting Agreement   2

             Experience Factor................................   2

             Variable Income Payments.........................   3

             Calculating the Annuity Unit Value...............   5

             Advertisement of the Separate Account............   6

             Voting Rights....................................   9

             ERISA............................................  10

             Taxes--SIMPLE IRAs Eligibility and Contributions.  10

             Investor Control.................................  11

             Accumulation Unit Values Tables..................  11

             Financial Statements of Separate Account.........   i

             Financial Statements of MetLife.................. F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


   The financial statements of each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

   The consolidated financial statements of Metropolitan Life Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for deferred acquisition costs, and for income taxes, as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans, as required by accounting guidance adopted on December 31, 2006), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


                             PRINCIPAL UNDERWRITER

   MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

   Information about the distribution of the Contracts is contained in the prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

   Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

   The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                           UNDERWRITING COMMISSIONS


              UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE   COMMISSIONS RETAINED BY THE
         YEAR            COMPANY                    DISTRIBUTOR
         ---- ----------------------------- ---------------------------
         2007         $282,717,096*                 $ 9,036,720**
         2006         $  3,219,944*                 $27,377,844**
         2005         $  3,436,680*                 $24,662,414**


--------

* 2007 reflects commissions paid to third party broker-dealers, independent agents and affiliated broker-dealers. 2005 and 2006 reflect commissions paid to third party broker-dealers. Prior to May 1, 2007, Metropolitan Life Insurance Company served as the selling broker-dealer for the Contracts.
** For the period January 1, 2007 through April 30, 2007, and for prior years, reflects withdrawal charges imposed by Metropolitan Life Insurance Company upon the early withdrawal of amounts from or surrender of the Contracts. MLIDC retains no underwriting commissions, and, therefore, for the period May 1, 2007 through December 31, 2007, the amount is $0.


                               EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

   Separate Account Charges for all investment divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)

                                                            BONUS CLASS
                                                  B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                ----------- ------------ ----------- -----------
Basic Death Benefit............................ 0.000034247 0.000046575  0.000045205 0.000041096
Annual Step Up Death Benefit................... 0.000039726 0.000052055  0.000050685 0.000046575
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................ 0.000043836 0.000056164  0.000054795 0.000050685
Additional Charge for Earnings Preservation
  Benefit...................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

   Separate Account Charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                                            BONUS CLASS
                                                  B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                ----------- ------------ ----------- -----------
Basic Death Benefit............................ 0.000041096 0.000053425  0.000052055 0.000047945
Annual Step Up Death Benefit................... 0.000046575 0.000058904  0.000057534 0.000053425
Greater of Annual Step Up or 5% Annual Increase
  Death Benefit................................ 0.000050685 0.000063014  0.000061644 0.000057534
Additional Charge for Earnings Preservation
  Benefit...................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract if no reallocating are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.

   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued contract rates.

                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

                            REALLOCATION PRIVILEGE

   The annuity purchase rate is the dollar amount you would need when you annuitize your Deferred Annuity to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays you $1 a month for the rest of your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type you choose, an interest rate, and your age, sex and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost you would incur if you were choosing the same income option you have in light of this updated information.

   When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

  . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations you may make, but never to fewer than one a month. If we do so, we will give you advance written notice. We may limit a beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

  . Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions as well.)

                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, we first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in your Deferred Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

        1. Annuity Unit Value, beginning of period.......... $ 10.20000
        2. "Experience factor" for period...................   1.023558
        3. Daily adjustment for 4% Assumed Investment Return  .99989255
        4. (2) X (3)........................................   1.023448
        5. Annuity Unit Value, end of period (1) X (4)...... $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

1. Number of Accumulation Units as of Annuity Date...................................   1,500.00
2. Accumulation Unit Value........................................................... $ 11.80000
3. Accumulation Unit Value of the Deferred Annuity (1) X (2)......................... $17,700.00
4. First monthly income payment per $1,000 of Accumulation Value..................... $     5.63
5. First monthly income payment (3) X (4) / 1,000.................................... $    99.65
6. Assume Annuity Unit Value as of Annuity Date equal to............................. $ 10.80000
7. Number of Annuity Units (5) / (6).................................................     9.2269
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment) $ 10.97000
9. Second monthly Annuity Payment (7) X (8).......................................... $   101.22
10. Assume Annuity Unit Value for third month equal to............................... $ 10.52684
11. Next monthly Annuity Payment (7) X (10).......................................... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the investment divisions.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time we advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market investment division, we state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the investment divisions as a result of different Separate Account charges and withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500/TM/ Growth Index, the Russell(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000(R) Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

   Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator."

   Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an investment division. The second strategy is the "Index Selector/SM/". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Money Market Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional Guaranteed Minimum Income Benefit issued in New York State) in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Account (or Money Market investment division) back to the current allocation of your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

   An "Equity Generator Return" or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or Guaranteed Minimum Income Benefit. We may also show Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

   For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS

   In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

   Accordingly, you have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity, in your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies for any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds(R)' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.


                                     ERISA

   If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever you elect to:

      a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and them make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

      b. make certain withdrawals under plans for which a qualified consent is required;

      c. name someone other than the spouse as your beneficiary;

      d. use your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


                               TAXES-SIMPLE IRAS
                         ELIGIBILITY AND CONTRIBUTIONS

   To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.

   If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.

      FOR TAX YEARS         CONTRIBUTION LIMIT FOR     CATCH-UP FOR TAXPAYERS
      BEGINNING IN          TAXPAYERS UNDER AGE 50        AGE 50 AND OLDER
      -------------         ----------------------     ----------------------
   2007 and thereafter              $10,500                    $2,500

   Note: the Contribution limit above will be adjusted for inflation in years after 2007.

   These contributions, not including the age 50+catch-up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Internal Revenue Code as shown below.

                 FOR TAXABLE YEARS
             BEGINNING IN CALENDAR YEAR  APPLICABLE DOLLAR LIMIT
             --------------------------  -----------------------
                2007 and thereafter              $15,500

   You may also make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.

   You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.

                               INVESTOR CONTROL

   In some circumstances, contract owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the contract owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the contract owner of a Contract should not be treated as the contract owner of the separate account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent a contract owner of the Contract from being treated as the contract owner of the underlying separate account assets.

                        ACCUMULATION UNIT VALUES TABLES

   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each investment division from year-end to year-end (except the highest possible and lowest possible mix which are in the prospectus).

                                TABLES GROUP I
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS

   Share Class E of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The accumulation unit values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The accumulation unit values for the Metropolitan Fund and Met Investors Fund Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. In addition, different charges for certain optional benefits were in effect prior to May 1, 2003. Accumulation unit values prior to May 1, 2003, for Deferred Annuities with these optional benefits reflect the lower charges then in effect. Values after April 30, 2003, reflect the higher charges currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Minimum Income Benefit, Optional Enhanced Guaranteed Minimum Income Benefit, Optional Guaranteed Withdrawal Benefit, Optional Lifetime Withdrawal Guarantee Benefit and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge.

                                TABLES GROUP II
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS

   Share Class B of the Metropolitan Fund and Met Investors Fund Portfolios was made available May 1, 2004. The accumulation unit values for the Deferred Annuity with the Metropolitan Fund and Met Investors Fund Share Class B Portfolios reflect 12b-1 Plan fees currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Minimum Income Benefit, Optional Enhanced Guaranteed
Minimum Income Benefit, Optional Guaranteed Withdrawal Benefit, Optional Lifetime Withdrawal Guarantee Benefit and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with the others will result in a higher overall charge.

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.25 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.82      $ 15.56      365,887.51
                                                         2007     15.56        15.85      768,194.65

American Funds Global Small Capitalization Division/(c)/ 2001     13.86        13.54            0.00
                                                         2002     13.54        10.81      176,357.64
                                                         2003     10.81        16.37      793,521.46
                                                         2004     16.37        19.51    1,684,630.59
                                                         2005     19.51        24.12    1,942,621.89
                                                         2006     24.12        29.51    2,014,130.80
                                                         2007     29.51        35.33    2,066,061.06

American Funds Growth Division/(c)/..................... 2001    126.65       114.77            0.00
                                                         2002    114.77        85.50      100,894.63
                                                         2003     85.50       115.34      484,308.87
                                                         2004    115.34       127.95      832,307.70
                                                         2005    127.95       146.61      850,455.08
                                                         2006    146.61       159.35      855,979.03
                                                         2007    159.35       176.52      789,249.89

American Funds Growth-Income Division/(c)/.............. 2001     88.85        85.37            0.00
                                                         2002     85.37        68.74      127,625.35
                                                         2003     68.74        89.76      634,858.72
                                                         2004     89.76        97.69    1,040,319.53
                                                         2005     97.69       101.96      992,089.03
                                                         2006    101.96       115.83      915,468.87
                                                         2007    115.83       119.97      847,614.09

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     37.91        35.78            0.00
                                                         2002     35.78        25.16       26,852.28
                                                         2003     25.16        34.93      154,691.04
                                                         2004     34.93        38.91      216,073.56
                                                         2005     38.91        42.48      199,283.86
                                                         2006     42.48        44.70      181,091.10
                                                         2007     44.70        53.14      209,017.66

BlackRock Bond Income Division (Class E)/(a)/........... 2002     43.84        46.31      207,477.01
                                                         2003     46.31        48.33      536,896.98
                                                         2004     48.33        49.77      757,818.00
                                                         2005     49.77        50.26      745,485.37
                                                         2006     50.26        51.76      667,510.62
                                                         2007     51.76        54.24      621,942.99

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     42.17        43.36            0.00
                                                         2002     43.36        43.89            0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/....... 2001    $37.99       $37.06            0.00
                                                     2002     37.06        31.50      212,999.18
                                                     2003     31.50        37.46      752,001.31
                                                     2004     37.46        40.06    1,234,083.04
                                                     2005     40.06        40.73    1,155,328.40
                                                     2006     40.73        44.38    1,030,051.46
                                                     2007     44.38        46.32      922,793.71

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     82.87        83.74      302,267.47

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001     72.49        67.70            0.00
                                                     2002     67.70        49.33       79,863.05
                                                     2003     49.33        63.36      303,829.18
                                                     2004     63.36        69.27      418,586.06
                                                     2005     69.27        70.77      379,976.69
                                                     2006     70.77        79.62      328,519.67
                                                     2007     79.62        83.57            0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.93       62,035.81
                                                     2003      7.93        10.60      462,050.50
                                                     2004     10.60        11.87      908,349.10
                                                     2005     11.87        12.39      886,967.70
                                                     2006     12.39        14.58    1,484,705.08
                                                     2007     14.58        14.87    1,474,670.98

BlackRock Money Market Division (Class E)/(f)/...... 2003     23.28        23.18       24,871.02
                                                     2004     23.18        23.09      191,283.32
                                                     2005     23.09        23.42      142,355.22
                                                     2006     23.42        24.21      128,028.43
                                                     2007     24.21        25.09      123,075.12

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.24        14.01            0.00
                                                     2002     14.01        10.86      796,790.61
                                                     2003     10.86        16.08    2,552,703.05
                                                     2004     16.08        18.29    4,104,591.02
                                                     2005     18.29        18.78    3,853,381.72
                                                     2006     18.78        21.63    3,399,477.64
                                                     2007     21.63        20.60    3,003,297.27

Davis Venture Value Division (Class E)/(c)/......... 2001     27.45        26.73            0.00
                                                     2002     26.73        22.03      115,244.86
                                                     2003     22.03        28.44      448,782.09
                                                     2004     28.44        31.50      943,883.17
                                                     2005     31.50        34.26    1,082,320.11
                                                     2006     34.26        38.71    1,196,386.84
                                                     2007     38.71        39.92    1,116,886.34

FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001     18.33        15.78            0.00
                                                     2002     15.78        11.04      147,252.83
                                                     2003     11.04        14.68      490,905.38
                                                     2004     14.68        16.96    1,349,674.49
                                                     2005     16.96        17.87    1,259,761.54
                                                     2006     17.87        19.71    1,190,252.12
                                                     2007     19.71        21.06    1,052,899.12

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................... 2002    $23.04       $18.98       11,626.22
                                                            2003     18.98        23.76      129,119.95
                                                            2004     23.76        26.65      223,572.04
                                                            2005     26.65        29.09      282,379.76
                                                            2006     29.09        32.11      341,023.72
                                                            2007     32.11        32.99      287,935.09

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/........................................... 2001      9.18         8.80            0.00
                                                            2002      8.80         6.27      139,794.65
                                                            2003      6.27         8.96      528,179.62
                                                            2004      8.96         9.84      750,510.25
                                                            2005      9.84        10.16      695,707.18
                                                            2006     10.16        11.02      655,570.12
                                                            2007     11.02        11.37      615,476.46

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     25.72        26.62            0.00
                                                            2002     26.62        23.93      320,020.25
                                                            2003     23.93        31.30    1,040,971.04
                                                            2004     31.30        33.93    1,617,109.79
                                                            2005     33.93        36.80    1,628,972.80
                                                            2006     36.80        40.81    1,384,163.75
                                                            2007     40.81        37.48    1,176,615.51

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.60         8.85       26,567.87
                                                            2003      8.85        11.81      324,128.40
                                                            2004     11.81        14.08      967,386.26
                                                            2005     14.08        15.89    1,339,210.21
                                                            2006     15.89        20.24    1,642,308.17
                                                            2007     20.24        19.79    1,481,049.15

Jennison Growth Division (Class E)/(c) (g)/................ 2005      4.10         4.94      723,683.86
                                                            2006      4.94         5.00      782,230.91
                                                            2007      5.00         5.51      703,362.38

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)................... 2001      5.40         4.93            0.00
                                                            2002      4.93         3.46      205,815.65
                                                            2003      3.46         4.29      639,387.86
                                                            2004      4.29         4.44      731,995.26
                                                            2005      4.44         4.06      736,052.17

Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001     12.45        11.64            0.00
                                                            2002     11.64         9.47      178,292.61
                                                            2003      9.47        11.96      635,794.86
                                                            2004     11.96        13.94      771,378.37
                                                            2005     13.94        16.22      827,888.50
                                                            2006     16.22        18.63      907,739.12
                                                            2007     18.63        20.27      880,696.65

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
Lazard Mid Cap Division (Class E)/(d)/.............. 2002    $11.40       $ 9.69       60,166.50
                                                     2003      9.69        12.09      396,340.58
                                                     2004     12.09        13.67      619,345.68
                                                     2005     13.67        14.61      587,800.90
                                                     2006     14.61        16.56      568,404.89
                                                     2007     16.56        15.92      602,867.37

Legg Mason Partners Aggressive Growth (Class E)/(e)/ 2003      5.57         6.80      310,403.07
                                                     2004      6.80         7.30      392,106.14
                                                     2005      7.30         8.19      417,097.50
                                                     2006      8.19         7.96      425,337.52
                                                     2007      7.96         8.04      351,434.02

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................ 2001      8.87         7.75            0.00
                                                     2002      7.75         5.30      121,621.58
                                                     2003      5.30         5.57            0.00

Legg Mason Value Equity (Class E)/(c)(l)/........... 2006      9.53        10.23      539,621.68
                                                     2007     10.23         9.51      472,613.07

Legg Mason Value Equity (Class E)/(c)(l)/
  (formerly MFS(R) Investors Trust Division)........ 2001      8.75         8.32            0.00
                                                     2002      8.32         6.56       73,963.77
                                                     2003      6.56         7.87      308,442.38
                                                     2004      7.87         8.65      519,685.45
                                                     2005      8.65         9.15      543,667.98
                                                     2006      9.15         9.57      546,915.66

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................... 2001     11.23        11.46            0.00
                                                     2002     11.46        12.45    1,271,700.30
                                                     2003     12.45        12.72    5,134,183.52
                                                     2004     12.72        13.06    8,999,457.29
                                                     2005     13.06        13.16    8,533,403.02
                                                     2006     13.16        13.50    7,766,369.61
                                                     2007     13.50        14.23    7,336,307.44

Loomis Sayles Small Cap Division (Class E)/(c)/..... 2001     23.20        22.72            0.00
                                                     2002     22.72        17.58       30,590.67
                                                     2003     17.58        23.67      113,829.25
                                                     2004     23.67        27.16      178,336.28
                                                     2005     27.16        28.64      236,648.77
                                                     2006     28.64        32.96      300,736.30
                                                     2007     32.96        36.36      334,916.98

Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002     10.88        10.57      108,830.52
                                                     2003     10.57        12.45      906,935.62
                                                     2004     12.45        13.31    1,418,152.43
                                                     2005     13.31        13.36    1,404,653.05
                                                     2006     13.36        14.41    1,362,497.98
                                                     2007     14.41        15.18    1,342,220.52

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001    $10.83       $10.58            0.00
                                                      2002     10.58        10.88            0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.24         8.50       46,307.54
                                                      2003      8.50        11.68      213,981.76
                                                      2004     11.68        12.29      362,439.31
                                                      2005     12.29        13.16      348,954.53
                                                      2006     13.16        14.85      303,360.64
                                                      2007     14.85        16.31      329,554.00

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.44        10.34            0.00
                                                      2002     10.34         8.68      570,356.88
                                                      2003      8.68        11.55    2,466,067.51
                                                      2004     11.55        13.22    2,674,970.32
                                                      2005     13.22        14.64    2,583,753.41
                                                      2006     14.64        15.89    2,589,233.99
                                                      2007     15.89        16.89    2,460,352.19

MetLife Stock Index Division (Class E)/(c)/.......... 2001     38.76        36.62            0.00
                                                      2002     36.62        28.06      444,695.20
                                                      2003     28.06        35.46    2,189,805.85
                                                      2004     35.46        38.66    4,375,880.34
                                                      2005     38.66        39.89    4,174,789.79
                                                      2006     39.89        45.42    3,779,370.21
                                                      2007     45.42        47.12    3,532,996.55

MFS(R) Research International Division (Class E)/(c)/ 2001      9.02         8.38            0.00
                                                      2002      8.38         7.31      128,885.57
                                                      2003      7.31         9.54      378,131.36
                                                      2004      9.54        11.28      529,237.61
                                                      2005     11.28        12.98      577,046.26
                                                      2006     12.98        16.25      865,604.95
                                                      2007     16.25        18.19    1,013,541.82

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     37.71        41.05      119,277.39
                                                      2005     41.05        41.69      328,191.42
                                                      2006     41.69        46.09      465,431.08
                                                      2007     46.09        47.39      692,542.07

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/..................................... 2001     11.70        11.54            0.00
                                                      2002     11.54         9.77      842,299.12
                                                      2003      9.77        12.09    2,688,090.95
                                                      2004     12.09        13.29    4,009,979.73
                                                      2005     13.29        12.92    3,945,338.48
                                                      2006     12.92        15.05    3,372,387.00
                                                      2007     15.05        14.28    3,032,426.90

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001    $ 9.42       $ 8.65            0.00
                                                       2002      8.65         7.12      634,864.59
                                                       2003      7.12         9.65    3,114,501.40
                                                       2004      9.65        11.39    3,602,166.40
                                                       2005     11.39        12.71    3,317,221.36
                                                       2006     12.71        15.77    3,031,757.31
                                                       2007     15.77        17.22    2,877,630.78

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.44        15.13            0.00
                                                       2002     15.13        13.49      222,971.85
                                                       2003     13.49        18.18      832,486.66
                                                       2004     18.18        22.04    1,810,459.47
                                                       2005     22.04        24.40    2,105,952.17
                                                       2006     24.40        26.81    1,858,433.89
                                                       2007     26.81        27.34    1,697,807.19

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     13.02        12.28            0.00
                                                       2002     12.28        10.17      112,537.61
                                                       2003     10.17        13.10      406,709.15
                                                       2004     13.10        15.03      550,723.24
                                                       2005     15.03        17.23      651,568.46
                                                       2006     17.23        19.83      666,634.22
                                                       2007     19.83        20.81      653,391.71

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.25        10.45            0.00
                                                       2002     10.45        11.29    1,551,710.35
                                                       2003     11.29        11.65    4,544,053.32
                                                       2004     11.65        12.08    5,804,502.80
                                                       2005     12.08        12.21    5,682,275.41
                                                       2006     12.21        12.63    4,865,688.64
                                                       2007     12.63        13.42    4,559,147.92

RCM Technology Division (Class E)/(c)/................ 2001      7.05         6.10            0.00
                                                       2002      6.10         2.97      203,039.18
                                                       2003      2.97         4.62    1,637,949.51
                                                       2004      4.62         4.37    2,443,480.52
                                                       2005      4.37         4.80    2,087,513.19
                                                       2006      4.80         4.99    1,893,822.84
                                                       2007      4.99         6.50    2,352,962.18

Russell 2000(R) Index Division (Class E)/(c)/......... 2001     12.07        12.02            0.00
                                                       2002     12.02         9.43      325,845.30
                                                       2003      9.43        13.60    1,535,666.47
                                                       2004     13.60        15.78    1,766,547.81
                                                       2005     15.78        16.27    1,664,179.07
                                                       2006     16.27        18.92    1,638,621.46
                                                       2007     18.92        18.37    1,484,310.60

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.70        11.57            0.00
                                                       2002     11.57         8.76      192,844.11
                                                       2003      8.76        11.30      794,026.43
                                                       2004     11.30        12.25    1,219,617.60
                                                       2005     12.25        12.88    1,225,277.14
                                                       2006     12.88        14.37    1,166,910.77
                                                       2007     14.37        15.51    1,195,546.39

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.... 2001   $  8.64      $  8.26            0.00
                                                         2002      8.26         4.56      160,883.93
                                                         2003      4.56         6.17      921,458.24
                                                         2004      6.17         7.19    1,640,762.91
                                                         2005      7.19         8.14    1,659,153.46
                                                         2006      8.14         8.55    1,649,785.51
                                                         2007      8.55         9.93    2,050,018.89

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.. 2001     12.35        12.17            0.00
                                                         2002     12.17         8.80      104,912.42
                                                         2003      8.80        12.22      500,675.63
                                                         2004     12.22        13.40      771,778.83
                                                         2005     13.40        14.66      761,468.45
                                                         2006     14.66        15.01      704,955.38
                                                         2007     15.01        16.26      616,681.57

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................... 2001     15.73        16.05            0.00
                                                         2002     16.05        17.34      206,607.47
                                                         2003     17.34        19.26    1,097,298.95
                                                         2004     19.26        20.26    1,832,959.07
                                                         2005     20.26        20.54    1,977,911.29
                                                         2006     20.54        21.27    1,760,927.58
                                                         2007     21.27        21.82    1,620,353.39

Western Asset Management U.S. Government Division
  (Class E)/(c)/........................................ 2001     14.63        14.93            0.00
                                                         2002     14.93        15.87      884,065.72
                                                         2003     15.87        15.91    1,650,276.43
                                                         2004     15.91        16.16    1,751,365.92
                                                         2005     16.16        16.21    1,688,272.27
                                                         2006     16.21        16.65    1,448,834.33
                                                         2007     16.65        17.12    1,288,550.95

At 1.50 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.69        15.41    1,384,257.31
                                                         2007     15.41        15.68    4,872,016.01

American Funds Global Small Capitalization Division/(c)/ 2004     16.28        19.38      559,036.42
                                                         2005     19.38        23.94    1,993,369.67
                                                         2006     23.94        29.25    3,865,644.25
                                                         2007     29.25        34.99    5,518,755.68

American Funds Growth Division/(c)/..................... 2004    113.13       125.36      321,875.82
                                                         2005    125.36       143.50    1,076,810.53
                                                         2006    143.50       155.82    1,897,452.19
                                                         2007    155.82       172.44    2,357,806.14

American Funds Growth-Income Division/(c)/.............. 2004     88.04        95.72      337,328.74
                                                         2005     95.72        99.80    1,024,224.45
                                                         2006     99.80       113.26    1,585,446.89
                                                         2007    113.26       117.20    1,989,561.74

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.45 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.56      $ 15.26      28,569.70
                                                         2007     15.26        15.52     149,814.19

American Funds Global Small Capitalization Division/(c)/ 2001     13.77        13.45           0.00
                                                         2002     13.45        10.71           0.00
                                                         2003     10.71        16.18     107,784.55
                                                         2004     16.18        19.25     281,007.79
                                                         2005     19.25        23.75     313,233.26
                                                         2006     23.75        29.00     270,716.25
                                                         2007     29.00        34.66     293,038.02

American Funds Growth Division/(c)/..................... 2001    122.35       110.79           0.00
                                                         2002    110.79        82.36           0.00
                                                         2003     82.36       110.90      46,696.36
                                                         2004    110.90       122.77     112,711.09
                                                         2005    122.77       140.39     113,022.31
                                                         2006    140.39       152.29     108,746.95
                                                         2007    152.29       168.36      99,935.58

American Funds Growth-Income Division/(c)/.............. 2001     85.84        82.40           0.00
                                                         2002     82.40        66.22           0.00
                                                         2003     66.22        86.30      59,813.89
                                                         2004     86.30        93.74     130,811.15
                                                         2005     93.74        97.64     124,289.21
                                                         2006     97.64       110.70     117,188.16
                                                         2007    110.70       114.43     111,462.86

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     36.92        34.81           0.00
                                                         2002     34.81        24.43           0.00
                                                         2003     24.43        33.85      24,635.07
                                                         2004     33.85        37.63      47,882.75
                                                         2005     37.63        41.00      45,689.14
                                                         2006     41.00        43.06      41,297.69
                                                         2007     43.06        51.09      33,398.73

BlackRock Bond Income Division (Class E)/(a)/........... 2002     42.22        44.53           0.00
                                                         2003     44.53        46.39      35,414.49
                                                         2004     46.39        47.68      70,112.32
                                                         2005     47.68        48.05      74,904.06
                                                         2006     48.05        49.38      70,579.02
                                                         2007     49.38        51.65      61,959.21

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     40.67        41.78           0.00
                                                         2002     41.78       359.10           0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/....... 2001    $36.87       $35.93           0.00
                                                     2002     35.93        30.48           0.00
                                                     2003     30.48        36.17      63,226.55
                                                     2004     36.17        38.60     136,889.73
                                                     2005     38.60        39.17     133,601.49
                                                     2006     39.17        42.59     114,791.83
                                                     2007     42.59        44.37     101,862.26

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     79.01        79.73      31,043.42

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001     69.91        65.23           0.00
                                                     2002     65.23        47.44           0.00
                                                     2003     47.44        60.81      21,946.12
                                                     2004     60.81        66.35      43,113.60
                                                     2005     66.35        67.65      37,748.49
                                                     2006     67.65        75.96      33,784.59
                                                     2007     75.96        79.67           0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.92           0.00
                                                     2003      7.92        10.57      95,061.21
                                                     2004     10.57        11.80     180,805.09
                                                     2005     11.80        12.30     160,449.56
                                                     2006     12.30        14.45     248,401.80
                                                     2007     14.45        14.70     214,750.95

BlackRock Money Market Division (Class E)/(f)/...... 2003     22.39        22.26       6,556.58
                                                     2004     22.26        22.12      28,818.00
                                                     2005     22.12        22.40      25,847.59
                                                     2006     22.40        23.11      27,458.21
                                                     2007     23.11        23.89      20,371.08

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.21        13.96           0.00
                                                     2002     13.96        10.80           0.00
                                                     2003     10.80        15.97     251,687.65
                                                     2004     15.97        18.12     499,178.98
                                                     2005     18.12        18.57     449,154.44
                                                     2006     18.57        21.35     410,979.23
                                                     2007     21.35        20.29     359,946.92

Davis Venture Value Division (Class E)/(c)/......... 2001     27.09        26.35           0.00
                                                     2002     26.35        21.67           0.00
                                                     2003     21.67        27.93      30,312.18
                                                     2004     27.93        30.86     103,247.87
                                                     2005     30.86        33.51     107,349.44
                                                     2006     33.51        37.78     124,574.98
                                                     2007     37.78        38.89     111,810.22

FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001     18.16        15.63           0.00
                                                     2002     15.63        10.91           0.00
                                                     2003     10.91        14.48      27,218.83
                                                     2004     14.48        16.69     144,473.15
                                                     2005     16.69        17.56     136,671.29
                                                     2006     17.56        19.33     135,654.97
                                                     2007     19.33        20.61     120,949.07

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................... 2002    $22.63       $18.62           0.00
                                                            2003     18.62        23.26       7,003.77
                                                            2004     23.26        26.04      28,986.63
                                                            2005     26.04        28.37      40,391.30
                                                            2006     28.37        31.25      45,430.52
                                                            2007     31.25        32.04      38,146.64
Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/........................................... 2001      9.17         8.79           0.00
                                                            2002      8.79         6.25           0.00
                                                            2003      6.25         8.91      63,963.08
                                                            2004      8.91         9.77     106,338.31
                                                            2005      9.77        10.06      78,553.10
                                                            2006     10.06        10.90      80,982.19
                                                            2007     10.90        11.22      70,074.75

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     25.30        26.16           0.00
                                                            2002     26.16        23.47           0.00
                                                            2003     23.47        30.64      95,044.25
                                                            2004     30.64        33.14     185,134.88
                                                            2005     33.14        35.88     173,787.79
                                                            2006     35.88        39.71     154,485.29
                                                            2007     39.71        36.40     130,818.69

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.59         8.83           0.00
                                                            2003      8.83        11.76      23,418.79
                                                            2004     11.76        13.99     157,295.51
                                                            2005     13.99        15.76     151,139.31
                                                            2006     15.76        20.03     199,502.16
                                                            2007     20.03        19.55     166,704.72

Jennison Growth Division (Class E)/(c) (g)/................ 2005      4.06         4.88      52,167.37
                                                            2006      4.88         4.93      44,932.37
                                                            2007      4.93         5.42      51,308.46

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)................... 2001      5.39         4.91           0.00
                                                            2002      4.91         3.44           0.00
                                                            2003      3.44         4.26      32,610.52
                                                            2004      4.26         4.40      57,580.19
                                                            2005      4.40         4.02      57,550.47

Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001     12.19        11.40           0.00
                                                            2002     11.40         9.25           0.00
                                                            2003      9.25        11.66      34,399.87
                                                            2004     11.66        13.57      71,716.66
                                                            2005     13.57        15.75     113,878.43
                                                            2006     15.75        18.05      90,369.13
                                                            2007     18.05        19.61      88,675.07

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
Lazard Mid Cap Division (Class E)/(d)/.............. 2002    $11.39       $ 9.67           0.00
                                                     2003      9.67        12.04      58,322.52
                                                     2004     12.04        13.58      98,196.55
                                                     2005     13.58        14.49      94,316.75
                                                     2006     14.49        16.39      96,748.96
                                                     2007     16.39        15.72     104,909.86

Legg Mason Partners Aggressive Growth (Class E)/(e)/ 2003      5.55         6.77      12,502.92
                                                     2004      6.77         7.24      26,758.73
                                                     2005      7.24         8.12      39,423.38
                                                     2006      8.12         7.87      31,402.39
                                                     2007      7.87         7.94      27,818.16

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................ 2001      8.86         7.74           0.00
                                                     2002      7.74         5.29           0.00
                                                     2003      5.29         5.55           0.00

Legg Mason Value Equity (Class E)/(c) (l)/.......... 2006      9.39        10.07      82,047.02
                                                     2007     10.07         9.35      66,897.73

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)........ 2001      8.71         8.28           0.00
                                                     2002      8.28         6.51           0.00
                                                     2003      6.51         7.79      14,467.31
                                                     2004      7.79         8.55      47,907.97
                                                     2005      8.55         9.02      86,692.72
                                                     2006      9.02         9.43      81,123.38

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................... 2001     11.17        11.38           0.00
                                                     2002     11.38        12.35           0.00
                                                     2003     12.35        12.59     337,928.72
                                                     2004     12.59        12.90     909,684.24
                                                     2005     12.90        12.97     875,676.07
                                                     2006     12.97        13.28     858,763.61
                                                     2007     13.28        13.97     784,444.17

Loomis Sayles Small Cap Division (Class E)/(c)/..... 2001     22.87        22.38           0.00
                                                     2002     22.38        17.28           0.00
                                                     2003     17.28        23.21       9,515.41
                                                     2004     23.21        26.59      23,017.07
                                                     2005     26.59        27.98      25,835.24
                                                     2006     27.98        32.13      38,371.35
                                                     2007     32.13        35.38      52,045.85

Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002     10.77        10.44           0.00
                                                     2003     10.44        12.29     109,251.70
                                                     2004     12.29        13.11     186,732.76
                                                     2005     13.11        13.13     175,765.80
                                                     2006     13.13        14.13     174,705.35
                                                     2007     14.13        14.86     161,552.42

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001    $10.74       $10.47           0.00
                                                      2002     10.47        15.64           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.22         8.48           0.00
                                                      2003      8.48        11.62      28,663.89
                                                      2004     11.62        12.21      62,374.40
                                                      2005     12.21        13.05      55,127.15
                                                      2006     13.05        14.70      57,454.91
                                                      2007     14.70        16.11      43,624.65

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.42        10.31           0.00
                                                      2002     10.31         8.63           0.00
                                                      2003      8.63        11.47     178,510.90
                                                      2004     11.47        13.10     300,664.65
                                                      2005     13.10        14.48     294,439.06
                                                      2006     14.48        15.68     276,322.43
                                                      2007     15.68        16.64     270,365.66

MetLife Stock Index Division (Class E)/(c)/.......... 2001     37.89        35.77           0.00
                                                      2002     35.77        27.35           0.00
                                                      2003     27.35        34.51     162,077.32
                                                      2004     34.51        37.54     465,903.25
                                                      2005     37.54        38.66     440,477.42
                                                      2006     38.66        43.93     396,989.41
                                                      2007     43.93        45.49     370,813.44

MFS(R) Research International Division (Class E)/(c)/ 2001      9.01         8.38           0.00
                                                      2002      8.38         7.30           0.00
                                                      2003      7.30         9.50      25,599.56
                                                      2004      9.50        11.21      70,828.12
                                                      2005     11.21        12.87      94,222.73
                                                      2006     12.87        16.09     120,925.48
                                                      2007     16.09        17.98     119,243.99

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     36.45        39.62      17,149.94
                                                      2005     39.62        40.16      50,509.77
                                                      2006     40.16        44.31      71,124.70
                                                      2007     44.31        45.47     114,974.67

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/..................................... 2001     11.64        11.47           0.00
                                                      2002     11.47         9.69           0.00
                                                      2003      9.69        11.97     214,996.50
                                                      2004     11.97        13.13     448,372.16
                                                      2005     13.13        12.74     452,608.06
                                                      2006     12.74        14.81     372,921.00
                                                      2007     14.81        14.02     332,206.15

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001    $ 9.37       $ 8.59           0.00
                                                       2002      8.59         7.06           0.00
                                                       2003      7.06         9.55     213,668.04
                                                       2004      9.55        11.25     429,594.36
                                                       2005     11.25        12.53     414,334.00
                                                       2006     12.53        15.52     363,187.49
                                                       2007     15.52        16.91     316,096.12

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.35        15.04           0.00
                                                       2002     15.04        13.38           0.00
                                                       2003     13.38        17.99      76,319.02
                                                       2004     17.99        21.77     251,133.28
                                                       2005     21.77        24.05     281,027.93
                                                       2006     24.05        26.38     220,656.00
                                                       2007     26.38        26.85     202,718.14

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.90        12.16           0.00
                                                       2002     12.16        10.06           0.00
                                                       2003     10.06        12.92      32,601.95
                                                       2004     12.92        14.79      59,343.76
                                                       2005     14.79        16.93      65,372.72
                                                       2006     16.93        19.44      62,930.90
                                                       2007     19.44        20.37      61,234.70

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.24        10.43           0.00
                                                       2002     10.43        11.25           0.00
                                                       2003     11.25        11.58     384,622.02
                                                       2004     11.58        11.99     650,652.49
                                                       2005     11.99        12.09     722,177.32
                                                       2006     12.09        12.48     548,420.10
                                                       2007     12.48        13.24     679,792.80

RCM Technology Division (Class E)/(c)/................ 2001      7.05         6.09           0.00
                                                       2002      6.09         2.96           0.00
                                                       2003      2.96         4.60     222,773.97
                                                       2004      4.60         4.34     334,452.62
                                                       2005      4.34         4.75     289,437.15
                                                       2006      4.75         4.94     226,227.02
                                                       2007      4.94         6.41     391,805.49

Russell 2000(R) Index Division (Class E)/(c)/......... 2001     12.01        11.95           0.00
                                                       2002     11.95         9.35           0.00
                                                       2003      9.35        13.46     119,112.34
                                                       2004     13.46        15.59     225,634.05
                                                       2005     15.59        16.04     207,349.65
                                                       2006     16.04        18.61     191,942.00
                                                       2007     18.61        18.04     171,927.11

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.64        11.50           0.00
                                                       2002     11.50         8.69           0.00
                                                       2003      8.69        11.19      69,718.44
                                                       2004     11.19        12.11     127,519.84
                                                       2005     12.11        12.70     128,655.91
                                                       2006     12.70        14.14     117,337.97
                                                       2007     14.14        15.23     116,866.38

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.... 2001   $  8.64      $  8.25           0.00
                                                         2002      8.25         4.55           0.00
                                                         2003      4.55         6.13      47,071.94
                                                         2004      6.13         7.14     192,193.87
                                                         2005      7.14         8.06     243,026.42
                                                         2006      8.06         8.45     190,725.55
                                                         2007      8.45         9.79     397,174.12

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.. 2001     12.24        12.05           0.00
                                                         2002     12.05         8.69           0.00
                                                         2003      8.69        12.05      37,571.37
                                                         2004     12.05        13.19      72,976.35
                                                         2005     13.19        14.41      82,879.59
                                                         2006     14.41        14.72      82,048.16
                                                         2007     14.72        15.91      68,985.23

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................... 2001     15.52        15.83           0.00
                                                         2002     15.83        17.06           0.00
                                                         2003     17.06        18.91      88,203.94
                                                         2004     18.91        19.85     253,519.43
                                                         2005     19.85        20.09     288,847.54
                                                         2006     20.09        20.76     261,032.48
                                                         2007     20.76        21.26     178,702.82

Western Asset Management U.S. Government Division
  (Class E)/(c)/........................................ 2001     14.43        14.72           0.00
                                                         2002     14.72        15.61           0.00
                                                         2003     15.61        15.63      57,331.18
                                                         2004     15.63        15.83     142,372.65
                                                         2005     15.83        15.85     165,505.99
                                                         2006     15.85        16.24     129,658.26
                                                         2007     16.24        16.67     112,248.93

At 1.70 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.43        15.11     151,771.39
                                                         2007     15.11        15.35     809,310.13

American Funds Global Small Capitalization Division/(c)/ 2004     16.09        19.13     140,092.44
                                                         2005     19.13        23.57     422,435.60
                                                         2006     23.57        28.75     654,541.21
                                                         2007     28.75        34.32     950,653.20

American Funds Growth Division/(c)/..................... 2004    108.71       120.23      59,830.80
                                                         2005    120.23       137.35     192,657.05
                                                         2006    137.35       148.84     308,943.53
                                                         2007    148.84       164.39     382,632.01

American Funds Growth-Income Division/(c)/.............. 2004     84.60        91.80      72,778.03
                                                         2005     91.80        95.52     188,347.32
                                                         2006     95.52       108.19     271,342.46
                                                         2007    108.19       111.72     342,131.86

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.50 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.49      $ 15.19       9,855.83
                                                         2007     15.19        15.43      68,169.42

American Funds Global Small Capitalization Division/(c)/ 2001     13.75        13.42           0.00
                                                         2002     13.42        10.68      32,019.34
                                                         2003     10.68        16.14      85,398.57
                                                         2004     16.14        19.19     128,270.84
                                                         2005     19.19        23.66     149,896.21
                                                         2006     23.66        28.88     146,893.34
                                                         2007     28.88        34.49     141,939.77

American Funds Growth Division/(c)/..................... 2001    121.23       109.75           0.00
                                                         2002    109.75        81.55      16,230.12
                                                         2003     81.55       109.74      58,503.83
                                                         2004    109.74       121.43      69,240.32
                                                         2005    121.43       138.80      68,272.08
                                                         2006    138.80       150.48      63,238.49
                                                         2007    150.48       166.28      54,048.73

American Funds Growth-Income Division/(c)/.............. 2001     85.05        81.63           0.00
                                                         2002     81.63        65.56      26,270.23
                                                         2003     65.56        85.41      68,725.41
                                                         2004     85.41        92.72      96,552.45
                                                         2005     92.72        96.53      87,866.03
                                                         2006     96.53       109.39      82,701.17
                                                         2007    109.39       113.01      69,156.14

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     36.68        34.57           0.00
                                                         2002     34.57        24.25       2,205.03
                                                         2003     24.25        33.59      13,521.08
                                                         2004     33.59        37.32      13,940.22
                                                         2005     37.32        40.64      13,270.58
                                                         2006     40.64        42.66      12,514.16
                                                         2007     42.66        50.59      12,156.89

BlackRock Bond Income Division (Class E)/(a)/........... 2002     41.82        44.10      49,047.68
                                                         2003     44.10        45.92      73,820.33
                                                         2004     45.92        47.17      75,491.45
                                                         2005     47.17        47.51      62,562.45
                                                         2006     47.51        48.80      51,457.60
                                                         2007     48.80        51.02      39,380.69

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     40.30        41.40           0.00
                                                         2002     41.40        41.87           0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/....... 2001    $36.59       $35.65           0.00
                                                     2002     35.65        30.23      22,516.66
                                                     2003     30.23        35.85      86,986.27
                                                     2004     35.85        38.25      81,027.13
                                                     2005     38.25        38.79      67,148.30
                                                     2006     38.79        42.16      60,729.08
                                                     2007     42.16        43.90      55,172.11

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     78.07        78.75      21,837.96

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001     69.28        64.63           0.00
                                                     2002     64.63        46.98      17,213.09
                                                     2003     46.98        60.19      36,210.83
                                                     2004     60.19        65.64      37,496.53
                                                     2005     65.64        66.89      30,776.69
                                                     2006     66.89        75.07      25,465.88
                                                     2007     75.07        78.73           0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.91       7,077.93
                                                     2003      7.91        10.56      38,323.74
                                                     2004     10.56        11.79      74,675.57
                                                     2005     11.79        12.27      63,527.67
                                                     2006     12.27        14.41      98,182.02
                                                     2007     14.41        14.66      99,140.93

BlackRock Money Market Division (Class E)/(f)/...... 2003     22.17        22.03           0.29
                                                     2004     22.03        21.88           0.00
                                                     2005     21.88        22.15           0.00
                                                     2006     22.15        22.84           0.00
                                                     2007     22.84        23.60           0.00

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.20        13.95           0.00
                                                     2002     13.95        10.79     157,228.27
                                                     2003     10.79        15.94     281,458.32
                                                     2004     15.94        18.08     324,910.05
                                                     2005     18.08        18.52     276,821.58
                                                     2006     18.52        21.28     230,814.40
                                                     2007     21.28        20.21     182,013.02

Davis Venture Value Division (Class E)/(c)/......... 2001     26.99        26.26           0.00
                                                     2002     26.26        21.58      20,393.14
                                                     2003     21.58        27.80      67,574.71
                                                     2004     27.80        30.71      88,324.73
                                                     2005     30.71        33.32      93,290.01
                                                     2006     33.32        37.55      85,709.13
                                                     2007     37.55        38.63      73,834.53

FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001     18.12        15.59           0.00
                                                     2002     15.59        10.88      22,430.00
                                                     2003     10.88        14.43      52,317.71
                                                     2004     14.43        16.63     121,218.28
                                                     2005     16.63        17.48     104,969.16
                                                     2006     17.48        19.23      87,624.88
                                                     2007     19.23        20.50      63,408.93

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................... 2002    $22.53       $18.53         223.05
                                                            2003     18.53        23.14      13,791.50
                                                            2004     23.14        25.88      13,941.77
                                                            2005     25.88        28.18      20,535.34
                                                            2006     28.18        31.03      23,927.32
                                                            2007     31.03        31.81      21,344.57

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/........................................... 2001      9.17         8.79           0.00
                                                            2002      8.79         6.25      11,663.67
                                                            2003      6.25         8.90      40,149.06
                                                            2004      8.90         9.75      46,339.50
                                                            2005      9.75        10.04      35,241.03
                                                            2006     10.04        10.86      27,964.36
                                                            2007     10.86        11.18      22,600.94

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     25.19        26.05           0.00
                                                            2002     26.05        23.35      61,782.22
                                                            2003     23.35        30.47     126,748.23
                                                            2004     30.47        32.95     142,365.16
                                                            2005     32.95        35.65     132,410.14
                                                            2006     35.65        39.43     108,633.17
                                                            2007     39.43        36.13      89,156.62

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.59         8.82       1,624.24
                                                            2003      8.82        11.75      22,986.28
                                                            2004     11.75        13.97      64,678.33
                                                            2005     13.97        15.72      90,841.07
                                                            2006     15.72        19.98     105,485.85
                                                            2007     19.98        19.49      76,795.16

Jennison Growth Division (Class E)/(c) (g)/................ 2005      4.05         4.87      66,299.15
                                                            2006      4.87         4.92      52,029.23
                                                            2007      4.92         5.40      47,576.81

Jennison Growth Division (Class E)/(c) (g)
  /(formerly Met/Putnam Voyager Division).................. 2001      5.38         4.91           0.00
                                                            2002      4.91         3.43      45,343.63
                                                            2003      3.43         4.25      79,960.85
                                                            2004      4.25         4.39      75,497.51
                                                            2005      4.39         4.01      69,047.11

Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001     12.13        11.34           0.00
                                                            2002     11.34         9.20      37,654.63
                                                            2003      9.20        11.59      83,923.39
                                                            2004     11.59        13.47      80,449.46
                                                            2005     13.47        15.64      74,019.49
                                                            2006     15.64        17.91      58,927.42
                                                            2007     17.91        19.44      41,579.91

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
Lazard Mid Cap Division (Class E)/(d)/.............. 2002    $11.39       $ 9.66       4,191.09
                                                     2003      9.66        12.03      33,152.01
                                                     2004     12.03        13.56      31,103.06
                                                     2005     13.56        14.46      22,140.83
                                                     2006     14.46        16.34      18,497.85
                                                     2007     16.34        15.67      24,229.79

Legg Mason Partners Aggressive Growth (Class E)/(e)/ 2003      5.55         6.76      13,831.86
                                                     2004      6.76         7.23      14,051.04
                                                     2005      7.23         8.10      11,590.10
                                                     2006      8.10         7.85      15,611.50
                                                     2007      7.85         7.91      12,187.90

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................ 2001      8.86         7.74           0.00
                                                     2002      7.74         5.28      10,865.55
                                                     2003      5.28         5.55           0.00

Legg Mason Value Equity (Class E)/(c)/ /(l)/........ 2006      9.36        10.03      47,818.28
                                                     2007     10.03         9.31      47,245.59

Legg Mason Value Equity (Class E)/(c) (l)
  /(formerly MFS(R) Investors Trust Division)....... 2001      8.70         8.27           0.00
                                                     2002      8.27         6.50      45,626.76
                                                     2003      6.50         7.78      49,778.26
                                                     2004      7.78         8.52      63,412.17
                                                     2005      8.52         8.99      48,904.31
                                                     2006      8.99         9.40      47,933.82

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................... 2001     11.15        11.37           0.00
                                                     2002     11.37        12.32     225,577.36
                                                     2003     12.32        12.56     489,599.55
                                                     2004     12.56        12.86     655,019.23
                                                     2005     12.86        12.92     602,654.35
                                                     2006     12.92        13.23     568,967.74
                                                     2007     13.23        13.90     504,058.33

Loomis Sayles Small Cap Division (Class E)/(c)/..... 2001     22.78        22.29           0.00
                                                     2002     22.29        17.21       5,404.06
                                                     2003     17.21        23.10      13,258.14
                                                     2004     23.10        26.45      22,106.95
                                                     2005     26.45        27.82      22,775.37
                                                     2006     27.82        31.93      24,849.16
                                                     2007     31.93        35.14      24,753.05

Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002     10.74        10.41      22,289.80
                                                     2003     10.41        12.24     162,905.90
                                                     2004     12.24        13.06     169,809.79
                                                     2005     13.06        13.07     145,143.27
                                                     2006     13.07        14.06     138,459.15
                                                     2007     14.06        14.78     132,329.97

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)
  /(formerly Loomis Sayles High Yield Bond Division). 2001    $10.71       $10.45           0.00
                                                      2002     10.45        10.74           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.22         8.48       5,135.49
                                                      2003      8.48        11.61      21,224.05
                                                      2004     11.61        12.19      25,847.06
                                                      2005     12.19        13.03      21,235.25
                                                      2006     13.03        14.66      23,324.10
                                                      2007     14.66        16.06      13,171.09

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.42        10.30           0.00
                                                      2002     10.30         8.62      78,973.23
                                                      2003      8.62        11.45     223,014.58
                                                      2004     11.45        13.07     190,838.70
                                                      2005     13.07        14.44     176,794.28
                                                      2006     14.44        15.63     153,807.28
                                                      2007     15.63        16.58     142,204.00

MetLife Stock Index Division (Class E)/(c)/.......... 2001     37.68        35.56           0.00
                                                      2002     35.56        27.18      73,429.97
                                                      2003     27.18        34.27     232,487.84
                                                      2004     34.27        37.27     334,555.05
                                                      2005     37.27        38.36     301,810.28
                                                      2006     38.36        43.57     276,481.35
                                                      2007     43.57        45.09     236,025.99

MFS(R) Research International Division (Class E)/(c)/ 2001      9.01         8.36           0.00
                                                      2002      8.36         7.28      14,134.50
                                                      2003      7.28         9.47      40,564.90
                                                      2004      9.47        11.17      40,356.36
                                                      2005     11.17        12.82      50,325.80
                                                      2006     12.82        16.01      65,068.38
                                                      2007     16.01        17.88      67,475.24

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     36.14        39.27       3,841.22
                                                      2005     39.27        39.79      19,800.66
                                                      2006     39.79        43.88      18,561.86
                                                      2007     43.88        45.00      26,133.41
MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/..................................... 2001     11.62        11.45           0.00
                                                      2002     11.45         9.67     157,233.62
                                                      2003      9.67        11.94     374,576.28
                                                      2004     11.94        13.09     381,446.78
                                                      2005     13.09        12.69     370,944.59
                                                      2006     12.69        14.75     311,742.01
                                                      2007     14.75        13.96     252,505.10

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001    $ 9.35       $ 8.58           0.00
                                                       2002      8.58         7.04     103,380.86
                                                       2003      7.04         9.53     300,308.08
                                                       2004      9.53        11.21     279,646.40
                                                       2005     11.21        12.49     240,656.92
                                                       2006     12.49        15.45     203,566.38
                                                       2007     15.45        16.83     189,661.67

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.33        15.01           0.00
                                                       2002     15.01        13.35      39,868.38
                                                       2003     13.35        17.94      98,355.96
                                                       2004     17.94        21.70     139,529.27
                                                       2005     21.70        23.96     162,780.19
                                                       2006     23.96        26.27     130,877.69
                                                       2007     26.27        26.72     110,625.45

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.87        12.14           0.00
                                                       2002     12.14        10.03      12,043.68
                                                       2003     10.03        12.88      48,580.88
                                                       2004     12.88        14.73      50,623.96
                                                       2005     14.73        16.85      84,323.91
                                                       2006     16.85        19.35      69,770.52
                                                       2007     19.35        20.26      53,041.19

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.24        10.43           0.00
                                                       2002     10.43        11.24     192,230.30
                                                       2003     11.24        11.56     457,793.39
                                                       2004     11.56        11.97     448,711.92
                                                       2005     11.97        12.06     437,621.91
                                                       2006     12.06        12.44     339,991.43
                                                       2007     12.44        13.19     320,435.69

RCM Technology Division (Class E)/(c)/................ 2001      7.04         6.08           0.00
                                                       2002      6.08         2.96      33,839.41
                                                       2003      2.96         4.59     204,467.46
                                                       2004      4.59         4.33     218,860.34
                                                       2005      4.33         4.74     183,127.85
                                                       2006      4.74         4.92     114,166.50
                                                       2007      4.92         6.39     164,987.80

Russell 2000(R) Index Division (Class E)/(c)/......... 2001     11.99        11.93           0.00
                                                       2002     11.93         9.33      47,437.21
                                                       2003      9.33        13.42     152,903.89
                                                       2004     13.42        15.54     159,019.77
                                                       2005     15.54        15.99     134,767.43
                                                       2006     15.99        18.54     124,440.52
                                                       2007     18.54        17.96      99,969.76

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/.. 2001    $11.62       $11.48           0.00
                                                         2002     11.48         8.67      46,957.26
                                                         2003      8.67        11.16     112,546.54
                                                         2004     11.16        12.07     145,216.04
                                                         2005     12.07        12.65     127,320.85
                                                         2006     12.65        14.08     108,699.39
                                                         2007     14.08        15.16      88,159.23

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.... 2001      8.63         8.25           0.00
                                                         2002      8.25         4.54      49,683.45
                                                         2003      4.54         6.12      95,673.83
                                                         2004      6.12         7.12     149,231.13
                                                         2005      7.12         8.04     151,849.44
                                                         2006      8.04         8.42     146,926.10
                                                         2007      8.42         9.76     152,151.38

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.. 2001     12.22        12.02           0.00
                                                         2002     12.02         8.67      22,446.79
                                                         2003      8.67        12.01      65,089.51
                                                         2004     12.01        13.14      90,183.89
                                                         2005     13.14        14.34      86,962.24
                                                         2006     14.34        14.65      55,763.37
                                                         2007     14.65        15.83      36,639.92

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................... 2001     15.47        15.77           0.00
                                                         2002     15.77        16.99      47,849.94
                                                         2003     16.99        18.83     135,043.24
                                                         2004     18.83        19.75     134,643.80
                                                         2005     19.75        19.98     156,504.38
                                                         2006     19.98        20.63     119,427.82
                                                         2007     20.63        21.12      97,149.91

Western Asset Management U.S. Government Division
  (Class E)/(c)/........................................ 2001     14.39        14.67           0.00
                                                         2002     14.67        15.55     142,366.92
                                                         2003     15.55        15.55     181,326.65
                                                         2004     15.55        15.75     166,629.20
                                                         2005     15.75        15.76     164,780.37
                                                         2006     15.76        16.15     123,813.46
                                                         2007     16.15        16.56     109,662.08

At 1.75 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.36        15.04      27,290.50
                                                         2007     15.04        15.27     115,031.70

American Funds Global Small Capitalization Division/(c)/ 2004     16.05        19.06      11,997.08
                                                         2005     19.06        23.48      31,614.64
                                                         2006     23.48        28.63      68,262.25
                                                         2007     28.63        34.16     115,956.39

                                                BEGINNING OF               NUMBER OF
                                                    YEAR     END OF YEAR  ACCUMULATION
                                                ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                  ---- ------------ ------------ ------------
American Funds Growth Division/(c)/....... 2004   $107.63      $118.98      7,893.55
                                           2005    118.98       135.85     22,647.91
                                           2006    135.85       147.14     39,329.74
                                           2007    147.14       162.43     48,154.21

American Funds Growth-Income Division/(c)/ 2004     83.76        90.85      7,525.57
                                           2005     90.85        94.48     18,899.21
                                           2006     94.48       106.96     30,350.55
                                           2007    106.96       110.40     43,158.87

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.60 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.36      $ 15.04       3,602.47
                                                         2007     15.04        15.27      26,795.36

American Funds Global Small Capitalization Division/(c)/ 2001     13.70        13.37           0.00
                                                         2002     13.37        10.63      50,260.05
                                                         2003     10.63        16.05      33,583.22
                                                         2004     16.05        19.06     128,537.65
                                                         2005     19.06        23.48     142,590.73
                                                         2006     23.48        28.63     152,181.41
                                                         2007     28.63        34.16     150,471.52

American Funds Growth Division/(c)/..................... 2001    119.13       107.80           0.00
                                                         2002    107.80        80.02      10,214.32
                                                         2003     80.02       107.58      39,810.16
                                                         2004    107.58       118.92      64,053.28
                                                         2005    118.92       135.79      63,053.30
                                                         2006    135.79       147.07      56,753.68
                                                         2007    147.07       162.35      49,908.02

American Funds Growth-Income Division/(c)/.............. 2001     83.58        80.18           0.00
                                                         2002     80.18        64.34       4,959.21
                                                         2003     64.34        83.72      44,066.19
                                                         2004     83.72        90.80      74,849.64
                                                         2005     90.80        94.43      74,211.75
                                                         2006     94.43       106.91      69,152.27
                                                         2007    106.91       110.34      62,927.94

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     36.19        34.10           0.00
                                                         2002     34.10        23.90       2,861.07
                                                         2003     23.90        33.07      14,524.85
                                                         2004     33.07        36.70      18,023.58
                                                         2005     36.70        39.93      16,332.73
                                                         2006     39.93        41.87      15,390.63
                                                         2007     41.87        49.60      16,286.47

BlackRock Bond Income Division (Class E)/(a)/........... 2002     41.04        43.25      19,652.89
                                                         2003     43.25        44.98      37,113.50
                                                         2004     44.98        46.16      42,622.53
                                                         2005     46.16        46.45      47,470.82
                                                         2006     46.45        47.67      38,522.42
                                                         2007     47.67        49.78      38,829.14

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     39.58        40.64           0.00
                                                         2002     40.64        41.09           0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/....... 2001    $36.04       $35.10         409.22
                                                     2002     35.10        29.73       5,960.15
                                                     2003     29.73        35.23      65,994.47
                                                     2004     35.23        37.55      72,695.82
                                                     2005     37.55        38.04      66,948.04
                                                     2006     38.04        41.31      58,566.61
                                                     2007     41.31        42.97      57,537.12

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     76.23        76.85      15,370.10

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001     68.03        63.45           0.00
                                                     2002     63.45        46.07       3,991.94
                                                     2003     46.07        58.96      12,824.81
                                                     2004     58.96        64.24      24,089.72
                                                     2005     64.24        65.40      21,248.45
                                                     2006     65.40        73.33      16,772.72
                                                     2007     73.33        76.87           0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.91         547.02
                                                     2003      7.91        10.54      21,598.96
                                                     2004     10.54        11.76      44,681.26
                                                     2005     11.76        12.23      47,804.22
                                                     2006     12.23        14.35      78,485.77
                                                     2007     14.35        14.58      93,422.52

BlackRock Money Market Division (Class E)/(f)/...... 2003     21.73        21.59         416.51
                                                     2004     21.59        21.42       4,802.10
                                                     2005     21.42        21.66       4,720.32
                                                     2006     21.66        22.31       4,092.73
                                                     2007     22.31        23.03       4,010.24

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.18        13.93         689.38
                                                     2002     13.93        10.76      91,901.46
                                                     2003     10.76        15.88     205,124.95
                                                     2004     15.88        18.00     309,839.67
                                                     2005     18.00        18.42     284,193.77
                                                     2006     18.42        21.14     247,478.57
                                                     2007     21.14        20.06     209,751.69

Davis Venture Value Division (Class E)/(c)/......... 2001     26.81        26.07         552.10
                                                     2002     26.07        21.41       2,228.67
                                                     2003     21.41        27.54      27,983.13
                                                     2004     27.54        30.40      63,371.98
                                                     2005     30.40        32.95      63,396.39
                                                     2006     32.95        37.10      64,584.87
                                                     2007     37.10        38.12      63,901.79

FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001     18.04        15.52           0.00
                                                     2002     15.52        10.82      54,192.31
                                                     2003     10.82        14.33      72,345.81
                                                     2004     14.33        16.50      76,342.26
                                                     2005     16.50        17.33      60,450.88
                                                     2006     17.33        19.05      55,461.48
                                                     2007     19.05        20.28      48,611.58

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................... 2002    $22.33       $18.35         344.36
                                                            2003     18.35        22.89       4,734.87
                                                            2004     22.89        25.58       9,998.64
                                                            2005     25.58        27.83      13,005.67
                                                            2006     27.83        30.61      20,010.70
                                                            2007     30.61        31.34      15,000.87

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/........................................... 2001      9.17         8.78           0.00
                                                            2002      8.78         6.24      87,945.12
                                                            2003      6.24         8.88      78,729.98
                                                            2004      8.88         9.72      69,053.06
                                                            2005      9.72         9.99      69,997.35
                                                            2006      9.99        10.80      56,182.52
                                                            2007     10.80        11.11      36,836.28

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     24.99        25.82           0.00
                                                            2002     25.82        23.13      53,739.83
                                                            2003     23.13        30.15     101,690.43
                                                            2004     30.15        32.57     145,020.25
                                                            2005     32.57        35.20     144,749.46
                                                            2006     35.20        38.90     110,653.46
                                                            2007     38.90        35.60      99,062.45

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.58         8.81         257.86
                                                            2003      8.81        11.72      13,203.02
                                                            2004     11.72        13.92      59,358.39
                                                            2005     13.92        15.66      63,924.08
                                                            2006     15.66        19.88      92,513.91
                                                            2007     19.88        19.36      85,403.61

Jennison Growth Division (Class E)/(c) (g)/................ 2005      4.03         4.84      48,296.42
                                                            2006      4.84         4.89      35,917.55
                                                            2007      4.89         5.36      26,102.53

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)................... 2001      5.38         4.90           0.00
                                                            2002      4.90         3.42       5,925.30
                                                            2003      3.42         4.24      40,814.30
                                                            2004      4.24         4.37      50,532.37
                                                            2005      4.37         3.99      50,373.04

Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001     12.01        11.21           0.00
                                                            2002     11.21         9.09       4,532.27
                                                            2003      9.09        11.44      11,902.93
                                                            2004     11.44        13.29      21,623.90
                                                            2005     13.29        15.41      35,957.35
                                                            2006     15.41        17.63      34,052.49
                                                            2007     17.63        19.12      37,045.63

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
Lazard Mid Cap Division (Class E)/(d)/.............. 2002    $11.38       $ 9.65       3,736.83
                                                     2003      9.65        12.00      17,487.67
                                                     2004     12.00        13.52      25,697.55
                                                     2005     13.52        14.40      23,666.59
                                                     2006     14.40        16.26      17,294.99
                                                     2007     16.26        15.58      18,295.41

Legg Mason Partners Aggressive Growth (Class E)/(e)/ 2003      5.54         6.74      34,626.57
                                                     2004      6.74         7.20      45,035.05
                                                     2005      7.20         8.06      39,699.03
                                                     2006      8.06         7.80      21,907.69
                                                     2007      7.80         7.86      16,303.05

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................ 2001      8.86         7.73           0.00
                                                     2002      7.73         5.27      15,617.30
                                                     2003      5.27         5.54           0.00

Legg Mason Value Equity (Class E)/(c) (l)/.......... 2006      9.30         9.96      30,378.03
                                                     2007      9.96         9.23      21,734.59

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)........ 2001      8.68         8.25           0.00
                                                     2002      8.25         6.47       7,238.41
                                                     2003      6.47         7.74      14,117.05
                                                     2004      7.74         8.48      31,628.18
                                                     2005      8.48         8.93      30,737.30
                                                     2006      8.93         9.34      25,132.03

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................... 2001     11.12        11.33           0.00
                                                     2002     11.33        12.27      58,494.60
                                                     2003     12.27        12.50     210,344.65
                                                     2004     12.50        12.78     491,673.43
                                                     2005     12.78        12.83     460,530.48
                                                     2006     12.83        13.12     409,720.50
                                                     2007     13.12        13.78     377,855.71

Loomis Sayles Small Cap Division (Class E)/(c)/..... 2001     22.62        22.12           0.00
                                                     2002     22.12        17.06         405.03
                                                     2003     17.06        22.88       3,696.18
                                                     2004     22.88        26.16       7,319.76
                                                     2005     26.16        27.49       7,781.13
                                                     2006     27.49        31.53      13,575.83
                                                     2007     31.53        34.66      15,606.95

Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002     10.69        10.35       5,269.21
                                                     2003     10.35        12.16      61,536.62
                                                     2004     12.16        12.95      78,480.75
                                                     2005     12.95        12.95      95,558.26
                                                     2006     12.95        13.92     106,900.37
                                                     2007     13.92        14.62      80,964.05

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001    $10.67       $10.40           0.00
                                                      2002     10.40        10.69           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.21         8.47       2,943.67
                                                      2003      8.47        11.58      19,935.27
                                                      2004     11.58        12.15      30,221.45
                                                      2005     12.15        12.97      27,847.43
                                                      2006     12.97        14.58      27,312.09
                                                      2007     14.58        15.96      15,643.93

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.40        10.29           0.00
                                                      2002     10.29         8.60      25,550.08
                                                      2003      8.60        11.41     103,605.72
                                                      2004     11.41        13.01     225,411.46
                                                      2005     13.01        14.36     224,579.71
                                                      2006     14.36        15.53     217,458.83
                                                      2007     15.53        16.45     195,780.63

MetLife Stock Index Division (Class E)/(c)/.......... 2001     37.26        35.15         271.19
                                                      2002     35.15        26.84      12,940.91
                                                      2003     26.84        33.81      92,140.62
                                                      2004     33.81        36.72     256,357.39
                                                      2005     36.72        37.76     241,434.67
                                                      2006     37.76        42.85     202,424.49
                                                      2007     42.85        44.30     184,094.62

MFS(R) Research International Division (Class E)/(c)/ 2001      9.01         8.36           0.00
                                                      2002      8.36         7.26       6,530.97
                                                      2003      7.26         9.45      15,749.60
                                                      2004      9.45        11.12      20,155.59
                                                      2005     11.12        12.76      26,995.69
                                                      2006     12.76        15.92      45,480.70
                                                      2007     15.92        17.76      56,182.22

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     35.53        38.58       2,372.87
                                                      2005     38.58        39.05      24,860.40
                                                      2006     39.05        43.02      30,424.70
                                                      2007     43.02        44.08      41,943.27

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/..................................... 2001     11.59        11.41         842.25
                                                      2002     11.41         9.63     101,695.49
                                                      2003      9.63        11.88     185,167.26
                                                      2004     11.88        13.01     256,273.56
                                                      2005     13.01        12.60     254,824.41
                                                      2006     12.60        14.63     231,537.60
                                                      2007     14.63        13.83     208,773.93

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001    $ 9.33       $ 8.55       1,134.44
                                                       2002      8.55         7.01      25,760.25
                                                       2003      7.01         9.48     133,476.39
                                                       2004      9.48        11.14     287,065.06
                                                       2005     11.14        12.40     272,867.19
                                                       2006     12.40        15.33     232,173.38
                                                       2007     15.33        16.68     232,062.93

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.29        14.97           0.00
                                                       2002     14.97        13.30       6,269.48
                                                       2003     13.30        17.85      31,952.14
                                                       2004     17.85        21.57      89,084.49
                                                       2005     21.57        23.79     111,909.44
                                                       2006     23.79        26.06     101,661.82
                                                       2007     26.06        26.48      89,607.53

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.82        12.08         798.99
                                                       2002     12.08         9.97      59,029.65
                                                       2003      9.97        12.79      50,809.38
                                                       2004     12.79        14.62      30,241.53
                                                       2005     14.62        16.71      36,252.15
                                                       2006     16.71        19.16      39,787.21
                                                       2007     19.16        20.04      35,420.70

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.24        10.42       1,850.40
                                                       2002     10.42        11.22      60,604.80
                                                       2003     11.22        11.53     169,677.41
                                                       2004     11.53        11.92     280,191.91
                                                       2005     11.92        12.01     273,415.16
                                                       2006     12.01        12.37     230,979.81
                                                       2007     12.37        13.10     184,999.63

RCM Technology Division (Class E)/(c)/................ 2001      7.04         6.08           0.00
                                                       2002      6.08         2.95       8,671.20
                                                       2003      2.95         4.58     113,791.22
                                                       2004      4.58         4.31     183,366.81
                                                       2005      4.31         4.72     147,301.34
                                                       2006      4.72         4.89     126,962.77
                                                       2007      4.89         6.35     177,287.90

Russell 2000(R) Index Division (Class E)/(c)/......... 2001     11.96        11.89           0.00
                                                       2002     11.89         9.29      16,474.52
                                                       2003      9.29        13.36      64,591.94
                                                       2004     13.36        15.44     105,022.07
                                                       2005     15.44        15.87      99,246.07
                                                       2006     15.87        18.39      81,405.18
                                                       2007     18.39        17.79      69,065.26

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.59        11.44           0.00
                                                       2002     11.44         8.64       3,940.27
                                                       2003      8.64        11.10      33,643.59
                                                       2004     11.10        11.99      69,107.79
                                                       2005     11.99        12.56      64,461.91
                                                       2006     12.56        13.97      72,983.39
                                                       2007     13.97        15.02      61,879.65

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.... 2001   $  8.63      $  8.24           0.00
                                                         2002      8.24         4.53       5,929.63
                                                         2003      4.53         6.10      42,207.20
                                                         2004      6.10         7.09      80,945.59
                                                         2005      7.09         8.00      90,556.35
                                                         2006      8.00         8.37     100,788.98
                                                         2007      8.37         9.69     120,524.47

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.. 2001     12.16        11.96           0.00
                                                         2002     11.96         8.62       1,569.75
                                                         2003      8.62        11.93      25,339.99
                                                         2004     11.93        13.03      43,390.83
                                                         2005     13.03        14.22      29,163.60
                                                         2006     14.22        14.51      30,804.38
                                                         2007     14.51        15.66      27,747.03

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................... 2001     15.37        15.66           0.00
                                                         2002     15.66        16.85      38,992.83
                                                         2003     16.85        18.66      63,281.83
                                                         2004     18.66        19.55     137,096.33
                                                         2005     19.55        19.75     145,499.72
                                                         2006     19.75        20.38     102,957.82
                                                         2007     20.38        20.84      94,541.36

Western Asset Management U.S. Government Division
  (Class E)/(c)/........................................ 2001     14.29        14.56           0.00
                                                         2002     14.56        15.42      40,568.39
                                                         2003     15.42        15.41      47,499.44
                                                         2004     15.41        15.59      58,788.42
                                                         2005     15.59        15.59      63,276.92
                                                         2006     15.59        15.95      50,359.82
                                                         2007     15.95        16.35      41,529.52

At 1.85 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.23        14.89     104,580.49
                                                         2007     14.89        15.11     296,130.88

American Funds Global Small Capitalization Division/(c)/ 2004     15.96        18.93      68,677.50
                                                         2005     18.93        23.30     237,611.10
                                                         2006     23.30        28.38     407,554.60
                                                         2007     28.38        33.83     454,460.12

American Funds Growth Division/(c)/..................... 2004    105.51       116.52      31,410.78
                                                         2005    116.52       132.91     109,541.48
                                                         2006    132.91       143.81     161,281.14
                                                         2007    143.81       158.59     181,913.28

American Funds Growth-Income Division/(c)/.............. 2004     82.11        88.97      32,405.93
                                                         2005     88.97        92.43      95,865.42
                                                         2006     92.43       104.54     129,393.14
                                                         2007    104.54       107.79     148,871.59

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.65 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.30      $ 14.97     11,049.75
                                                         2007     14.97        15.19     20,204.36

American Funds Global Small Capitalization Division/(c)/ 2001     13.68        13.35          0.00
                                                         2002     13.35        10.61      5,433.81
                                                         2003     10.61        16.00     21,510.49
                                                         2004     16.00        19.00     47,884.39
                                                         2005     19.00        23.39     47,538.52
                                                         2006     23.39        28.50     55,052.75
                                                         2007     28.50        33.99     61,494.55

American Funds Growth Division/(c)/..................... 2001    118.09       106.84          0.00
                                                         2002    106.84        79.27      4,653.65
                                                         2003     79.27       106.52     13,948.66
                                                         2004    106.52       117.68     17,556.29
                                                         2005    117.68       134.31     18,899.19
                                                         2006    134.31       145.40     18,346.30
                                                         2007    145.40       160.42     15,964.61

American Funds Growth-Income Division/(c)/.............. 2001     82.85        79.47          0.00
                                                         2002     79.47        63.73      6,550.73
                                                         2003     63.73        82.89     22,621.15
                                                         2004     82.89        89.86     31,348.41
                                                         2005     89.86        93.41     23,724.36
                                                         2006     93.41       105.69     19,735.20
                                                         2007    105.69       109.03     15,766.98

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     35.95        33.87          0.00
                                                         2002     33.87        23.72        475.18
                                                         2003     23.72        32.81     11,117.02
                                                         2004     32.81        36.40      5,263.32
                                                         2005     36.40        39.58      4,507.47
                                                         2006     39.58        41.48      3,349.95
                                                         2007     41.48        49.11      3,720.71

BlackRock Bond Income Division (Class E)/(a)/........... 2002     40.66        42.83     10,272.63
                                                         2003     42.83        44.52     21,404.04
                                                         2004     44.52        45.67     26,012.22
                                                         2005     45.67        45.93     23,754.49
                                                         2006     45.93        47.11     19,602.77
                                                         2007     47.11        49.17     16,715.47

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     39.22        40.26          0.00
                                                         2002     40.26        40.70          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/.... 2001    $35.77       $34.83           0.00
                                                  2002     34.83        29.49      10,779.15
                                                  2003     29.49        34.93      32,182.31
                                                  2004     34.93        37.20      30,935.25
                                                  2005     37.20        37.67      21,230.83
                                                  2006     37.67        40.88      15,218.37
                                                  2007     40.88        42.51      12,319.20

BlackRock Large Cap Core Division* (Class E)/(m)/ 2007     75.33        75.91       4,265.45

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/..... 2001     67.42        62.86           0.00
                                                  2002     62.86        45.62       2,290.86
                                                  2003     45.62        58.36      11,483.80
                                                  2004     58.36        63.55       9,152.51
                                                  2005     63.55        64.67       5,056.12
                                                  2006     64.67        72.47       4,687.33
                                                  2007     72.47        75.96           0.00

BlackRock Large Cap Value Division (Class E)/(d)/ 2002     10.00         7.91       1,871.28
                                                  2003      7.91        10.53      26,518.17
                                                  2004     10.53        11.74      25,909.78
                                                  2005     11.74        12.21      16,736.83
                                                  2006     12.21        14.31      21,642.24
                                                  2007     14.31        14.54      20,295.57

BlackRock Money Market Division (Class E)/(f)/... 2003     21.52        21.37     197,429.98
                                                  2004     21.37        21.19     156,476.24
                                                  2005     21.19        21.42     103,605.08
                                                  2006     21.42        22.05      97,461.14
                                                  2007     22.05        22.76     103,836.48

BlackRock Strategic Value Division (Class E)/(c)/ 2001     14.18        13.92           0.00
                                                  2002     13.92        10.75      30,235.93
                                                  2003     10.75        15.86      90,367.52
                                                  2004     15.86        17.96     100,432.05
                                                  2005     17.96        18.37      71,401.86
                                                  2006     18.37        21.08      53,394.82
                                                  2007     21.08        19.99      38,195.63

Davis Venture Value Division (Class E)/(c)/...... 2001     26.72        25.97           0.00
                                                  2002     25.97        21.32       2,465.58
                                                  2003     21.32        27.42       8,223.47
                                                  2004     27.42        30.24      16,266.92
                                                  2005     30.24        32.76      17,865.06
                                                  2006     32.76        36.87      17,157.19
                                                  2007     36.87        37.87      18,197.55

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c)/ /(h)/ 2001    $18.00       $15.48          0.00
                                                       2002     15.48        10.79      3,562.42
                                                       2003     10.79        14.28     10,960.78
                                                       2004     14.28        16.43     26,607.25
                                                       2005     16.43        17.25     23,598.05
                                                       2006     17.25        18.95     23,250.27
                                                       2007     18.95        20.17     17,824.40

FI Value Leaders Division (Class E)/(d)/.............. 2002     22.23        18.26        734.72
                                                       2003     18.26        22.77      1,435.43
                                                       2004     22.77        25.43      4,129.33
                                                       2005     25.43        27.65      6,228.53
                                                       2006     27.65        30.40      8,031.61
                                                       2007     30.40        31.11      5,063.76

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/...................................... 2001      9.17         8.78          0.00
                                                       2002      8.78         6.23      3,928.09
                                                       2003      6.23         8.87     19,763.43
                                                       2004      8.87         9.70     21,407.68
                                                       2005      9.70         9.97     15,213.23
                                                       2006      9.97        10.77     10,734.67
                                                       2007     10.77        11.07      8,697.45

Harris Oakmark Focused Value Division (Class E)/(c)/.. 2001     24.88        25.71          0.00
                                                       2002     25.71        23.02     11,986.43
                                                       2003     23.02        29.99     30,818.04
                                                       2004     29.99        32.38     38,051.70
                                                       2005     32.38        34.98     37,166.33
                                                       2006     34.98        38.63     28,597.30
                                                       2007     38.63        35.34     20,035.21

Harris Oakmark International Division (Class E)/(d)/.. 2002     10.58         8.81        557.90
                                                       2003      8.81        11.71     15,937.45
                                                       2004     11.71        13.90     27,231.82
                                                       2005     13.90        15.62     48,626.25
                                                       2006     15.62        19.83     57,524.79
                                                       2007     19.83        19.30     37,242.55

Jennison Growth Division (Class E)/(c)/ /(g)/......... 2005      4.02         4.82      4,794.05
                                                       2006      4.82         4.87      9,278.95
                                                       2007      4.87         5.34      6,093.91

Jennison Growth Division (Class E)/(c) (g)
  /(formerly Met/Putnam Voyager Division)............. 2001      5.37         4.90          0.00
                                                       2002      4.90         3.42      1,492.87
                                                       2003      3.42         4.23      9,294.38
                                                       2004      4.23         4.36      1,931.55
                                                       2005      4.36         3.98      1,537.07

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001    $11.95       $11.16           0.00
                                                            2002     11.16         9.04       4,373.56
                                                            2003      9.04        11.37       7,106.89
                                                            2004     11.37        13.20      10,816.58
                                                            2005     13.20        15.30      19,130.74
                                                            2006     15.30        17.50      23,467.36
                                                            2007     17.50        18.96      15,831.73

Lazard Mid Cap Division (Class E)/(d)/..................... 2002     11.38         9.64         951.01
                                                            2003      9.64        11.99      16,090.55
                                                            2004     11.99        13.49      21,366.82
                                                            2005     13.49        14.37      16,054.05
                                                            2006     14.37        16.22      16,678.76
                                                            2007     16.22        15.53      19,916.61

Legg Mason Partners Aggressive Growth (Class E)/(e)/....... 2003      5.53         6.73      11,784.81
                                                            2004      6.73         7.19       3,090.76
                                                            2005      7.19         8.04       4,774.01
                                                            2006      8.04         7.78       9,012.35
                                                            2007      7.78         7.83       5,055.75

Legg Mason Partners Aggressive Growth (Class E)/(e)
  /(formerly Janus Aggressive Growth)...................... 2001      8.86         7.73           0.00
                                                            2002      7.73         5.27       4,955.25
                                                            2003      5.27         5.53           0.00

Legg Mason Value Equity (Class E)/(c) (l)/................. 2006      9.26         9.92       3,831.37
                                                            2007      9.92         9.19       3,187.43

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............... 2001      8.67         8.23           0.00
                                                            2002      8.23         6.46         398.10
                                                            2003      6.46         7.72      15,428.45
                                                            2004      7.72         8.45       9,379.60
                                                            2005      8.45         8.90       3,932.27
                                                            2006      8.90         9.30       3,926.65

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/........................................... 2001     11.11        11.31           0.00
                                                            2002     11.31        12.25      96,438.86
                                                            2003     12.25        12.46     242,877.17
                                                            2004     12.46        12.74     323,883.67
                                                            2005     12.74        12.79     258,565.00
                                                            2006     12.79        13.07     192,160.94
                                                            2007     13.07        13.71     163,276.28

Loomis Sayles Small Cap Division (Class E)/(c)/............ 2001     22.54        22.04           0.00
                                                            2002     22.04        16.98         785.43
                                                            2003     16.98        22.77       2,946.99
                                                            2004     22.77        26.03       4,237.26
                                                            2005     26.03        27.33       5,334.87
                                                            2006     27.33        31.33       6,476.43
                                                            2007     31.33        34.43       4,129.06

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.66       $10.32       5,875.58
                                                      2003     10.32        12.12      62,740.59
                                                      2004     12.12        12.90      46,779.36
                                                      2005     12.90        12.90      39,674.00
                                                      2006     12.90        13.85      57,821.83
                                                      2007     13.85        14.54      31,208.97

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001     10.64        10.37           0.00
                                                      2002     10.37        10.66           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.21         8.46         416.76
                                                      2003      8.46        11.57       3,082.61
                                                      2004     11.57        12.13       5,425.25
                                                      2005     12.13        12.94       2,892.63
                                                      2006     12.94        14.55       2,296.18
                                                      2007     14.55        15.91       5,764.11

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.40        10.28           0.00
                                                      2002     10.28         8.59      36,618.07
                                                      2003      8.59        11.39      89,355.97
                                                      2004     11.39        12.98      72,807.65
                                                      2005     12.98        14.32      61,119.82
                                                      2006     14.32        15.48      46,587.87
                                                      2007     15.48        16.39      40,786.78

MetLife Stock Index Division (Class E)/(c)/.......... 2001     37.05        34.94           0.00
                                                      2002     34.94        26.67      42,323.92
                                                      2003     26.67        33.58     106,327.26
                                                      2004     33.58        36.45     135,338.06
                                                      2005     36.45        37.47     109,128.30
                                                      2006     37.47        42.49      81,941.48
                                                      2007     42.49        43.91      67,036.12

MFS(R) Research International Division (Class E)/(c)/ 2001      9.00         8.35           0.00
                                                      2002      8.35         7.26       2,213.82
                                                      2003      7.26         9.43       7,079.60
                                                      2004      9.43        11.10       8,159.69
                                                      2005     11.10        12.72       6,648.82
                                                      2006     12.72        15.87      22,985.81
                                                      2007     15.87        17.70      24,792.65

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     35.23        38.24       4,251.94
                                                      2005     38.24        38.69       7,910.43
                                                      2006     38.69        42.60       6,982.51
                                                      2007     42.60        43.63       7,881.47

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/...................................... 2001    $11.57       $11.40           0.00
                                                       2002     11.40         9.61      33,394.38
                                                       2003      9.61        11.84      82,579.35
                                                       2004     11.84        12.97     113,615.88
                                                       2005     12.97        12.56      95,288.30
                                                       2006     12.56        14.57      78,448.29
                                                       2007     14.57        13.77      57,758.54

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.32         8.54           0.00
                                                       2002      8.54         7.00      54,870.76
                                                       2003      7.00         9.46     144,231.71
                                                       2004      9.46        11.11     115,105.83
                                                       2005     11.11        12.35      87,206.62
                                                       2006     12.35        15.26      84,792.72
                                                       2007     15.26        16.60      66,211.48

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.27        14.94           0.00
                                                       2002     14.94        13.27      10,022.41
                                                       2003     13.27        17.80      20,734.88
                                                       2004     17.80        21.50      57,168.96
                                                       2005     21.50        23.71      59,794.24
                                                       2006     23.71        25.95      39,707.62
                                                       2007     25.95        26.36      35,049.75

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.79        12.05           0.00
                                                       2002     12.05         9.94       1,548.73
                                                       2003      9.94        12.75       5,390.09
                                                       2004     12.75        14.56       5,071.74
                                                       2005     14.56        16.63      11,373.43
                                                       2006     16.63        19.06      11,057.32
                                                       2007     19.06        19.93      10,974.17

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.24        10.42           0.00
                                                       2002     10.42        11.21      55,315.06
                                                       2003     11.21        11.51     113,905.47
                                                       2004     11.51        11.90     129,642.54
                                                       2005     11.90        11.98     117,484.49
                                                       2006     11.98        12.33     104,817.34
                                                       2007     12.33        13.06      81,641.65

RCM Technology Division (Class E)/(c)/................ 2001      7.04         6.08           0.00
                                                       2002      6.08         2.95       1,924.22
                                                       2003      2.95         4.57     118,041.94
                                                       2004      4.57         4.30      69,091.57
                                                       2005      4.30         4.71      45,966.33
                                                       2006      4.71         4.88      40,365.66
                                                       2007      4.88         6.32      69,206.13

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Russell 2000(R) Index Division (Class E)/(c)/......... 2001    $11.94       $11.87          0.00
                                                       2002     11.87         9.27     22,404.84
                                                       2003      9.27        13.32     58,941.26
                                                       2004     13.32        15.40     49,381.26
                                                       2005     15.40        15.81     33,606.31
                                                       2006     15.81        18.31     36,172.64
                                                       2007     18.31        17.71     28,740.09

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.57        11.42          0.00
                                                       2002     11.42         8.62      4,831.74
                                                       2003      8.62        11.07     23,065.50
                                                       2004     11.07        11.96     25,824.19
                                                       2005     11.96        12.52     71,171.71
                                                       2006     12.52        13.91     63,250.49
                                                       2007     13.91        14.95     43,920.87

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.. 2001      8.63         8.23          0.00
                                                       2002      8.23         4.53      5,976.56
                                                       2003      4.53         6.10     34,028.06
                                                       2004      6.10         7.08     36,633.80
                                                       2005      7.08         7.98     46,792.70
                                                       2006      7.98         8.35     38,708.87
                                                       2007      8.35         9.66     58,323.81

T. Rowe Price Small Cap Growth Division (Class E)/(c)/ 2001     12.14        11.93          0.00
                                                       2002     11.93         8.59      4,643.13
                                                       2003      8.59        11.89     25,344.62
                                                       2004     11.89        12.98     20,175.49
                                                       2005     12.98        14.15     18,832.17
                                                       2006     14.15        14.43     18,951.70
                                                       2007     14.43        15.57     13,793.22

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................. 2001     15.31        15.60          0.00
                                                       2002     15.60        16.78     12,246.45
                                                       2003     16.78        18.57     48,159.00
                                                       2004     18.57        19.45     58,749.91
                                                       2005     19.45        19.64     57,914.26
                                                       2006     19.64        20.26     39,654.32
                                                       2007     20.26        20.70     37,384.92

Western Asset Management U.S. Government Division
  (Class E)/(c)/...................................... 2001     14.24        14.51          0.00
                                                       2002     14.51        15.36     77,484.37
                                                       2003     15.36        15.34     36,893.18
                                                       2004     15.34        15.51     61,533.63
                                                       2005     15.51        15.50     52,941.33
                                                       2006     15.50        15.85     31,199.16
                                                       2007     15.85        16.24     28,526.17

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
At 1.90 Separate Account Charge:
American Funds Bond Division/(k)/....................... 2006   $ 14.17      $ 14.82      8,654.37
                                                         2007     14.82        15.03     64,679.57

American Funds Global Small Capitalization Division/(c)/ 2004     15.91        18.87      4,289.64
                                                         2005     18.87        23.21     27,075.11
                                                         2006     23.21        28.26     58,485.92
                                                         2007     28.26        33.66     41,391.23

American Funds Growth Division/(c)/..................... 2004    104.47       115.31      3,649.80
                                                         2005    115.31       131.46      8,989.65
                                                         2006    131.46       142.18     11,261.16
                                                         2007    142.18       156.71     11,033.18

American Funds Growth-Income Division/(c)/.............. 2004     81.30        88.04      5,115.63
                                                         2005     88.04        91.43     12,031.87
                                                         2006     91.43       103.35     13,277.30
                                                         2007    103.35       106.51     14,919.20

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.70 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.23      $ 14.89     110,668.18
                                                         2007     14.89        15.11     252,107.71

American Funds Global Small Capitalization Division/(c)/ 2001     13.66        13.32           0.00
                                                         2002     13.32        10.59      32,229.47
                                                         2003     10.59        15.96     171,695.10
                                                         2004     15.96        18.93     369,097.08
                                                         2005     18.93        23.30     429,939.53
                                                         2006     23.30        28.38     467,603.88
                                                         2007     28.38        33.83     501,389.85

American Funds Growth Division/(c)/..................... 2001    117.06       105.89           0.00
                                                         2002    105.89        78.52      21,502.34
                                                         2003     78.52       105.46     124,946.44
                                                         2004    105.46       116.46     226,287.64
                                                         2005    116.46       132.85     227,880.56
                                                         2006    132.85       143.74     219,738.44
                                                         2007    143.74       158.52     200,783.72

American Funds Growth-Income Division/(c)/.............. 2001     82.13        78.76           0.00
                                                         2002     78.76        63.13      26,184.96
                                                         2003     63.13        82.07     152,150.41
                                                         2004     82.07        88.92     272,765.78
                                                         2005     88.92        92.39     271,138.47
                                                         2006     92.39       104.49     255,679.74
                                                         2007    104.49       107.74     235,028.44

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     35.71        33.64           0.00
                                                         2002     33.64        23.55       6,355.49
                                                         2003     23.55        32.55      49,584.72
                                                         2004     32.55        36.09      85,446.03
                                                         2005     36.09        39.23      75,755.67
                                                         2006     39.23        41.09      56,665.34
                                                         2007     41.09        48.63      60,080.59

BlackRock Bond Income Division (Class E)/(a)/........... 2002     40.28        42.41      32,642.61
                                                         2003     42.41        44.07      95,087.79
                                                         2004     44.07        45.18     159,875.35
                                                         2005     45.18        45.42     156,764.32
                                                         2006     45.42        46.56     136,626.17
                                                         2007     46.56        48.57     128,409.22

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     38.87        39.89           0.00
                                                         2002     39.89        40.32           0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/....... 2001    $35.50       $34.56           0.00
                                                     2002     34.56        29.25      33,839.50
                                                     2003     29.25        34.62     182,456.49
                                                     2004     34.62        36.86     328,679.57
                                                     2005     36.86        37.31     301,648.08
                                                     2006     37.31        40.47     270,681.95
                                                     2007     40.47        42.05     244,966.47

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     74.43        74.98      76,161.42

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001     66.81        62.28           0.00
                                                     2002     62.28        45.18      17,311.12
                                                     2003     45.18        57.77      78,563.82
                                                     2004     57.77        62.87     113,317.00
                                                     2005     62.87        63.95      96,220.84
                                                     2006     63.95        71.62      81,565.90
                                                     2007     71.62        75.06           0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.90      10,104.90
                                                     2003      7.90        10.52     105,281.63
                                                     2004     10.52        11.72     205,632.61
                                                     2005     11.72        12.18     193,829.73
                                                     2006     12.18        14.28     292,964.92
                                                     2007     14.28        14.50     322,628.67

BlackRock Money Market Division (Class E)/(f)/...... 2003     21.31        21.15      23,796.96
                                                     2004     21.15        20.97      77,164.49
                                                     2005     20.97        21.18      64,536.89
                                                     2006     21.18        21.80      52,857.00
                                                     2007     21.80        22.48      70,573.23

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.17        13.91           0.00
                                                     2002     13.91        10.74     169,031.00
                                                     2003     10.74        15.83     605,282.33
                                                     2004     15.83        17.92     990,589.26
                                                     2005     17.92        18.32     884,650.92
                                                     2006     18.32        21.01     728,462.68
                                                     2007     21.01        19.91     639,737.38

Davis Venture Value Division (Class E)/(c)/......... 2001     26.63        25.88           0.00
                                                     2002     25.88        21.23      11,981.23
                                                     2003     21.23        27.29      83,657.59
                                                     2004     27.29        30.09     213,727.47
                                                     2005     30.09        32.58     241,918.06
                                                     2006     32.58        36.65     259,451.17
                                                     2007     36.65        37.63     247,258.35

FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001     17.96        15.44           0.00
                                                     2002     15.44        10.76      39,250.82
                                                     2003     10.76        14.23      95,625.78
                                                     2004     14.23        16.37     351,650.03
                                                     2005     16.37        17.18     315,807.06
                                                     2006     17.18        18.86     282,601.79
                                                     2007     18.86        20.06     251,053.73

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................... 2002    $22.13       $18.18       1,615.62
                                                            2003     18.18        22.65      41,670.14
                                                            2004     22.65        25.29      58,891.73
                                                            2005     25.29        27.48      74,892.27
                                                            2006     27.48        30.20      62,546.05
                                                            2007     30.20        30.89      59,394.89

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/........................................... 2001      9.16         8.77           0.00
                                                            2002      8.77         6.23      36,153.26
                                                            2003      6.23         8.85     152,007.81
                                                            2004      8.85         9.68     245,041.76
                                                            2005      9.68         9.94     227,942.71
                                                            2006      9.94        10.74     202,132.37
                                                            2007     10.74        11.03     199,169.79

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     24.78        25.60           0.00
                                                            2002     25.60        22.91      65,291.73
                                                            2003     22.91        29.83     224,402.29
                                                            2004     29.83        32.19     350,585.58
                                                            2005     32.19        34.76     353,511.57
                                                            2006     34.76        38.37     304,038.22
                                                            2007     38.37        35.09     262,802.15

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.57         8.80       4,400.67
                                                            2003      8.80        11.69      67,210.38
                                                            2004     11.69        13.88     205,407.95
                                                            2005     13.88        15.59     274,721.74
                                                            2006     15.59        19.77     445,092.22
                                                            2007     19.77        19.24     362,817.99

Jennison Growth Division (Class E)/(c) (g)/................ 2005      4.01         4.81     171,031.23
                                                            2006      4.81         4.85     170,050.45
                                                            2007      4.85         5.32     110,664.56

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)................... 2001      5.37         4.89           0.00
                                                            2002      4.89         3.42      29,993.32
                                                            2003      3.42         4.22      99,124.54
                                                            2004      4.22         4.34     112,709.98
                                                            2005      4.34         3.97     114,317.78

Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001     11.89        11.10           0.00
                                                            2002     11.10         8.99      22,563.72
                                                            2003      8.99        11.30      98,396.94
                                                            2004     11.30        13.11     168,957.84
                                                            2005     13.11        15.19     185,306.41
                                                            2006     15.19        17.36     191,749.15
                                                            2007     17.36        18.81     173,612.65

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
Lazard Mid Cap Division (Class E)/(d)/.............. 2002    $11.37       $ 9.64        6,385.26
                                                     2003      9.64        11.97       96,476.49
                                                     2004     11.97        13.47      170,397.38
                                                     2005     13.47        14.34      159,693.72
                                                     2006     14.34        16.17      149,216.09
                                                     2007     16.17        15.48      138,997.54

Legg Mason Partners Aggressive Growth (Class E)/(e)/ 2003      5.52         6.72      107,992.73
                                                     2004      6.72         7.18      128,012.69
                                                     2005      7.18         8.02      125,711.91
                                                     2006      8.02         7.76      120,597.29
                                                     2007      7.76         7.81       84,001.26

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................ 2001      8.86         7.73            0.00
                                                     2002      7.73         5.26       36,517.20
                                                     2003      5.26         5.52            0.00

Legg Mason Value Equity (Class E)/(c) (l)/.......... 2006      9.23         9.88      142,965.72
                                                     2007      9.88         9.15      125,041.32

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)........ 2001      8.66         8.22            0.00
                                                     2002      8.22         6.45       45,099.73
                                                     2003      6.45         7.70       92,835.82
                                                     2004      7.70         8.43      131,592.98
                                                     2005      8.43         8.88      144,007.46
                                                     2006      8.88         9.27      142,418.79

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................... 2001     11.09        11.29            0.00
                                                     2002     11.29        12.22      329,425.76
                                                     2003     12.22        12.43    1,133,217.06
                                                     2004     12.43        12.70    1,702,061.46
                                                     2005     12.70        12.74    1,629,973.65
                                                     2006     12.74        13.01    1,336,727.57
                                                     2007     13.01        13.65    1,217,980.98

Loomis Sayles Small Cap Division (Class E)/(c)/..... 2001     22.45        21.95            0.00
                                                     2002     21.95        16.91        6,102.15
                                                     2003     16.91        22.66       27,978.35
                                                     2004     22.66        25.89       45,909.28
                                                     2005     25.89        27.18       44,148.06
                                                     2006     27.18        31.13       61,094.69
                                                     2007     31.13        34.19       70,508.13

Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002     10.63        10.29       28,941.20
                                                     2003     10.29        12.08      226,434.99
                                                     2004     12.08        12.85      387,105.11
                                                     2005     12.85        12.84      421,415.83
                                                     2006     12.84        13.78      391,082.87
                                                     2007     13.78        14.46      389,016.48

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001    $10.62       $10.35            0.00
                                                      2002     10.35        10.63            0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.21         8.46        8,483.00
                                                      2003      8.46        11.56       27,537.97
                                                      2004     11.56        12.11       45,662.56
                                                      2005     12.11        12.92       44,682.75
                                                      2006     12.92        14.51       40,476.14
                                                      2007     14.51        15.86       47,672.34

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.39        10.27            0.00
                                                      2002     10.27         8.58      103,252.38
                                                      2003      8.58        11.37      469,867.64
                                                      2004     11.37        12.95      557,458.64
                                                      2005     12.95        14.29      572,483.55
                                                      2006     14.29        15.43      517,653.36
                                                      2007     15.43        16.33      495,979.59

MetLife Stock Index Division (Class E)/(c)/.......... 2001     36.84        34.74            0.00
                                                      2002     34.74        26.50      111,594.95
                                                      2003     26.50        33.35      559,552.89
                                                      2004     33.35        36.19    1,016,927.27
                                                      2005     36.19        37.18    1,018,080.88
                                                      2006     37.18        42.14      865,584.38
                                                      2007     42.14        43.52      788,687.46

MFS(R) Research International Division (Class E)/(c)/ 2001      9.00         8.35            0.00
                                                      2002      8.35         7.25       13,552.24
                                                      2003      7.25         9.42       71,751.51
                                                      2004      9.42        11.08      130,885.31
                                                      2005     11.08        12.69      156,924.95
                                                      2006     12.69        15.83      231,828.09
                                                      2007     15.83        17.64      214,497.93

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     34.93        37.91       57,702.72
                                                      2005     37.91        38.33      124,020.75
                                                      2006     38.33        42.19      132,486.50
                                                      2007     42.19        43.18      145,281.71

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/..................................... 2001     11.56        11.38            0.00
                                                      2002     11.38         9.59      172,192.29
                                                      2003      9.59        11.81      616,141.67
                                                      2004     11.81        12.93      941,616.59
                                                      2005     12.93        12.51      875,618.84
                                                      2006     12.51        14.51      735,640.68
                                                      2007     14.51        13.70      626,330.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001    $ 9.30       $ 8.53            0.00
                                                       2002      8.53         6.99      165,362.08
                                                       2003      6.99         9.43      650,933.67
                                                       2004      9.43        11.08      720,329.01
                                                       2005     11.08        12.31      704,046.82
                                                       2006     12.31        15.20      594,964.09
                                                       2007     15.20        16.53      557,830.26

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.25        14.92            0.00
                                                       2002     14.92        13.24       45,135.94
                                                       2003     13.24        17.76      191,491.56
                                                       2004     17.76        21.44      453,847.33
                                                       2005     21.44        23.62      530,789.61
                                                       2006     23.62        25.85      464,939.19
                                                       2007     25.85        26.24      417,721.00

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.76        12.02            0.00
                                                       2002     12.02         9.91       35,660.29
                                                       2003      9.91        12.70       89,765.33
                                                       2004     12.70        14.50      141,395.54
                                                       2005     14.50        16.56      165,101.70
                                                       2006     16.56        18.97      181,645.39
                                                       2007     18.97        19.82      179,956.07

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.23        10.41            0.00
                                                       2002     10.41        11.20      160,869.03
                                                       2003     11.20        11.50      862,426.47
                                                       2004     11.50        11.87    1,312,202.22
                                                       2005     11.87        11.95    1,222,076.13
                                                       2006     11.95        12.30    1,081,083.66
                                                       2007     12.30        13.01    1,046,539.28

RCM Technology Division (Class E)/(c)/................ 2001      7.04         6.07            0.00
                                                       2002      6.07         2.95       65,642.36
                                                       2003      2.95         4.57      418,424.55
                                                       2004      4.57         4.29      598,729.31
                                                       2005      4.29         4.70      492,117.51
                                                       2006      4.70         4.86      404,865.60
                                                       2007      4.86         6.30      415,296.64

Russell 2000(R) Index Division (Class E)/(c)/......... 2001     11.93        11.85            0.00
                                                       2002     11.85         9.25       74,852.73
                                                       2003      9.25        13.29      368,425.02
                                                       2004     13.29        15.35      465,748.17
                                                       2005     15.35        15.76      482,698.26
                                                       2006     15.76        18.24      458,985.33
                                                       2007     18.24        17.63      381,171.79

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.56        11.41            0.00
                                                       2002     11.41         8.60       30,641.29
                                                       2003      8.60        11.04      175,711.09
                                                       2004     11.04        11.92      293,450.40
                                                       2005     11.92        12.47      276,995.23
                                                       2006     12.47        13.86      253,115.43
                                                       2007     13.86        14.88      262,823.16

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.... 2001   $  8.63      $  8.23           0.00
                                                         2002      8.23         4.53      46,325.36
                                                         2003      4.53         6.09     236,930.75
                                                         2004      6.09         7.07     425,938.60
                                                         2005      7.07         7.96     407,430.08
                                                         2006      7.96         8.32     372,075.20
                                                         2007      8.32         9.63     444,120.13

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.. 2001     12.11        11.90           0.00
                                                         2002     11.90         8.57      12,440.89
                                                         2003      8.57        11.85     100,236.57
                                                         2004     11.85        12.93     166,959.06
                                                         2005     12.93        14.09     160,464.49
                                                         2006     14.09        14.36     152,219.64
                                                         2007     14.36        15.49     111,542.87

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................... 2001     15.26        15.54           0.00
                                                         2002     15.54        16.71      32,880.60
                                                         2003     16.71        18.49     239,187.67
                                                         2004     18.49        19.35     527,932.02
                                                         2005     19.35        19.53     527,773.65
                                                         2006     19.53        20.14     464,358.14
                                                         2007     20.14        20.57     402,565.61

Western Asset Management U.S. Government Division
  (Class E)/(c)/........................................ 2001     14.19        14.46           0.00
                                                         2002     14.46        15.30     108,090.83
                                                         2003     15.30        15.27     285,566.06
                                                         2004     15.27        15.43     350,140.83
                                                         2005     15.43        15.41     323,413.19
                                                         2006     15.41        15.76     280,486.66
                                                         2007     15.76        16.13     247,563.93

At 1.95 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.10        14.75     357,999.08
                                                         2007     14.75        14.95     823,793.83

American Funds Global Small Capitalization Division/(c)/ 2004     15.87        18.81     154,178.34
                                                         2005     18.81        23.12     388,885.90
                                                         2006     23.12        28.13     690,957.63
                                                         2007     28.13        33.50     932,881.79

American Funds Growth Division/(c)/..................... 2004    103.43       114.11      97,615.02
                                                         2005    114.11       130.03     234,076.91
                                                         2006    130.03       140.56     338,346.73
                                                         2007    140.56       154.85     382,373.62

American Funds Growth-Income Division/(c)/.............. 2004     80.49        87.13     102,191.11
                                                         2005     87.13        90.43     253,909.56
                                                         2006     90.43       102.17     351,895.32
                                                         2007    102.17       105.24     383,293.04

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.75 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.17      $ 14.82        366.37
                                                         2007     14.82        15.03      7,044.56

American Funds Global Small Capitalization Division/(c)/ 2001     13.64        13.30          0.00
                                                         2002     13.30        10.56      6,440.52
                                                         2003     10.56        15.91     26,264.88
                                                         2004     15.91        18.87     32,210.40
                                                         2005     18.87        23.21     34,001.23
                                                         2006     23.21        28.26     37,575.75
                                                         2007     28.26        33.66     36,898.97

American Funds Growth Division/(c)/..................... 2001    116.04       104.94          0.00
                                                         2002    104.94        77.78      6,100.79
                                                         2003     77.78       104.42     15,014.89
                                                         2004    104.42       115.25     20,010.20
                                                         2005    115.25       131.40     21,095.03
                                                         2006    131.40       142.11     14,704.81
                                                         2007    142.11       156.63     14,216.90

American Funds Growth-Income Division/(c)/.............. 2001     81.41        78.06          0.00
                                                         2002     78.06        62.54      7,458.73
                                                         2003     62.54        81.26     22,882.90
                                                         2004     81.26        88.00     19,915.47
                                                         2005     88.00        91.38     18,399.97
                                                         2006     91.38       103.30     16,270.03
                                                         2007    103.30       106.46     15,894.19

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     35.48        33.41          0.00
                                                         2002     33.41        23.38        795.23
                                                         2003     23.38        32.30      8,668.62
                                                         2004     32.30        35.79      6,348.02
                                                         2005     35.79        38.88      4,678.86
                                                         2006     38.88        40.71      3,527.37
                                                         2007     40.71        48.16      3,234.78

BlackRock Bond Income Division (Class E)/(a)/........... 2002     39.90        42.00      6,322.07
                                                         2003     42.00        43.62     14,570.11
                                                         2004     43.62        44.69     15,440.31
                                                         2005     44.69        44.91     15,345.62
                                                         2006     44.91        46.01     10,273.58
                                                         2007     46.01        47.98     13,455.88

BlackRock Bond Income Division (Class E)/(a)
  /(formerly SSR Income Class E)........................ 2001     38.52        39.52          0.00
                                                         2002     39.52        39.94          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/....... 2001    $35.23       $34.30           0.00
                                                     2002     34.30        29.01      14,236.48
                                                     2003     29.01        34.32      23,378.07
                                                     2004     34.32        36.52      17,533.44
                                                     2005     36.52        36.94      16,135.32
                                                     2006     36.94        40.06      15,760.25
                                                     2007     40.06        41.60      16,591.57

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     73.55        74.09       4,835.44

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001     66.21        61.71           0.00
                                                     2002     61.71        44.74       2,941.32
                                                     2003     44.74        57.18      14,091.56
                                                     2004     57.18        62.20      12,268.95
                                                     2005     62.20        63.23       8,568.10
                                                     2006     63.23        70.78       7,083.31
                                                     2007     70.78        74.17           0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.90       1,045.39
                                                     2003      7.90        10.51      48,663.04
                                                     2004     10.51        11.71      55,203.09
                                                     2005     11.71        12.16      45,218.23
                                                     2006     12.16        14.25      56,598.05
                                                     2007     14.25        14.46      37,205.09

BlackRock Money Market Division (Class E)/(f)/...... 2003     21.10        20.94           0.00
                                                     2004     20.94        20.75      14,397.06
                                                     2005     20.75        20.95       6,726.55
                                                     2006     20.95        21.54       6,598.21
                                                     2007     21.54        22.21      13,943.82

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.16        13.90           0.00
                                                     2002     13.90        10.72      36,657.40
                                                     2003     10.72        15.80     133,125.92
                                                     2004     15.80        17.88     125,137.37
                                                     2005     17.88        18.27      82,075.51
                                                     2006     18.27        20.94      78,157.11
                                                     2007     20.94        19.84      52,575.77

Davis Venture Value Division (Class E)/(c)/......... 2001     26.54        25.79           0.00
                                                     2002     25.79        21.15      14,097.12
                                                     2003     21.15        27.17      26,493.94
                                                     2004     27.17        29.94      32,146.17
                                                     2005     29.94        32.40      28,348.25
                                                     2006     32.40        36.43      26,891.98
                                                     2007     36.43        37.38      26,961.05

FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001     17.93        15.41           0.00
                                                     2002     15.41        10.72      13,186.17
                                                     2003     10.72        14.18      18,417.63
                                                     2004     14.18        16.30      30,255.26
                                                     2005     16.30        17.10      29,161.06
                                                     2006     17.10        18.77      22,578.45
                                                     2007     18.77        19.95      14,833.65

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................... 2002    $22.03       $18.09          19.39
                                                            2003     18.09        22.53       1,116.03
                                                            2004     22.53        25.14       1,587.42
                                                            2005     25.14        27.31       6,548.25
                                                            2006     27.31        29.99       7,095.20
                                                            2007     29.99        30.66       1,776.32

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/........................................... 2001      9.16         8.77           0.00
                                                            2002      8.77         6.22       6,357.84
                                                            2003      6.22         8.84      23,716.37
                                                            2004      8.84         9.66      31,466.07
                                                            2005      9.66         9.92      82,657.70
                                                            2006      9.92        10.71      52,493.05
                                                            2007     10.71        11.00      28,151.52

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     24.68        25.49           0.00
                                                            2002     25.49        22.80      17,099.53
                                                            2003     22.80        29.67      36,613.61
                                                            2004     29.67        32.00      51,842.70
                                                            2005     32.00        34.54      49,013.95
                                                            2006     34.54        38.11      36,024.63
                                                            2007     38.11        34.83      25,878.85

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.57         8.79         150.24
                                                            2003      8.79        11.68       5,756.99
                                                            2004     11.68        13.85      34,650.85
                                                            2005     13.85        15.56      41,855.73
                                                            2006     15.56        19.72      39,538.95
                                                            2007     19.72        19.18      32,222.14

Jennison Growth Division (Class E)/(c) (g)/................ 2005      4.00         4.80      52,607.91
                                                            2006      4.80         4.84     101,828.21
                                                            2007      4.84         5.30      86,398.28

Jennison Growth Division (Class E)/(c) (g)
  /(formerly Met/Putnam Voyager Division).................. 2001      5.37         4.89           0.00
                                                            2002      4.89         3.41      24,704.65
                                                            2003      3.41         4.21      37,202.23
                                                            2004      4.21         4.33      52,744.65
                                                            2005      4.33         3.96      52,278.68

Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001     11.82        11.04           0.00
                                                            2002     11.04         8.93      16,594.78
                                                            2003      8.93        11.23      26,664.14
                                                            2004     11.23        13.02      32,657.37
                                                            2005     13.02        15.07      37,830.08
                                                            2006     15.07        17.22      29,461.14
                                                            2007     17.22        18.65      17,125.94

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
Lazard Mid Cap Division (Class E)/(d)/.............. 2002    $11.37       $ 9.63       2,470.81
                                                     2003      9.63        11.96      30,292.08
                                                     2004     11.96        13.45       9,434.25
                                                     2005     13.45        14.31       6,722.56
                                                     2006     14.31        16.13       3,655.38
                                                     2007     16.13        15.43       4,515.64

Legg Mason Partners Aggressive Growth (Class E)/(e)/ 2003      5.52         6.71       3,673.77
                                                     2004      6.71         7.16      37,982.89
                                                     2005      7.16         8.00      37,355.96
                                                     2006      8.00         7.74      25,963.33
                                                     2007      7.74         7.78       1,510.00

Legg Mason Partners Aggressive Growth (Class E)/(e)
  /(formerly Janus Aggressive Growth)............... 2001      8.85         7.72           0.00
                                                     2002      7.72         5.26       2,432.85
                                                     2003      5.26         5.52           0.00

Legg Mason Value Equity (Class E)/(c) (l)/.......... 2006      9.20         9.84       9,707.66
                                                     2007      9.84         9.11       7,328.14

Legg Mason Value Equity (Class E)/(c) (l)
  /(formerly MFS(R) Investors Trust Division)....... 2001      8.65         8.21           0.00
                                                     2002      8.21         6.44       5,638.13
                                                     2003      6.44         7.68      12,776.81
                                                     2004      7.68         8.40      13,415.67
                                                     2005      8.40         8.85      12,773.23
                                                     2006      8.85         9.24       9,870.97

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................... 2001     11.08        11.28           0.00
                                                     2002     11.28        12.20     128,740.60
                                                     2003     12.20        12.40     198,429.22
                                                     2004     12.40        12.67     214,084.86
                                                     2005     12.67        12.70     214,835.07
                                                     2006     12.70        12.96     189,479.52
                                                     2007     12.96        13.59     174,075.24

Loomis Sayles Small Cap Division (Class E)/(c)/..... 2001     22.37        21.87           0.00
                                                     2002     21.87        16.84       3,284.79
                                                     2003     16.84        22.55       7,404.12
                                                     2004     22.55        25.75       7,869.50
                                                     2005     25.75        27.02       5,428.42
                                                     2006     27.02        30.93       7,759.46
                                                     2007     30.93        33.96       7,648.84

Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002     10.61        10.26      13,361.69
                                                     2003     10.26        12.04      28,790.84
                                                     2004     12.04        12.80      26,022.93
                                                     2005     12.80        12.78      25,118.04
                                                     2006     12.78        13.72      27,719.53
                                                     2007     13.72        14.38      24,032.42

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)
  /(formerly Loomis Sayles High Yield Bond Division). 2001    $10.60       $10.32           0.00
                                                      2002     10.32        10.61           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.20         8.45          46.45
                                                      2003      8.45        11.55       1,303.68
                                                      2004     11.55        12.09       3,924.92
                                                      2005     12.09        12.89       3,898.14
                                                      2006     12.89        14.47       5,365.87
                                                      2007     14.47        15.81       3,747.57

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.39        10.26           0.00
                                                      2002     10.26         8.57      69,423.06
                                                      2003      8.57        11.35     110,971.65
                                                      2004     11.35        12.93      67,646.38
                                                      2005     12.93        14.25      58,434.72
                                                      2006     14.25        15.38      58,809.73
                                                      2007     15.38        16.27      48,510.07

MetLife Stock Index Division (Class E)/(c)/.......... 2001     36.64        34.54           0.00
                                                      2002     34.54        26.33      55,462.75
                                                      2003     26.33        33.12     109,787.51
                                                      2004     33.12        35.92     103,328.81
                                                      2005     35.92        36.89     101,768.38
                                                      2006     36.89        41.79      94,586.71
                                                      2007     41.79        43.14      79,108.18

MFS(R) Research International Division (Class E)/(c)/ 2001      9.00         8.35           0.00
                                                      2002      8.35         7.24       6,182.46
                                                      2003      7.24         9.41      11,285.02
                                                      2004      9.41        11.06       9,595.61
                                                      2005     11.06        12.66      10,216.81
                                                      2006     12.66        15.78      36,388.15
                                                      2007     15.78        17.58      36,821.03

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     34.63        37.57         720.93
                                                      2005     37.57        37.98       2,111.55
                                                      2006     37.98        41.77       3,022.66
                                                      2007     41.77        42.73       6,662.41

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/..................................... 2001     11.54        11.36           0.00
                                                      2002     11.36         9.57      37,049.39
                                                      2003      9.57        11.78      83,937.88
                                                      2004     11.78        12.89      83,672.91
                                                      2005     12.89        12.47      77,760.42
                                                      2006     12.47        14.45      64,598.15
                                                      2007     14.45        13.64      48,695.41

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001    $ 9.29       $ 8.51           0.00
                                                       2002      8.51         6.97     107,905.08
                                                       2003      6.97         9.41     171,239.43
                                                       2004      9.41        11.04      89,102.11
                                                       2005     11.04        12.27      74,504.10
                                                       2006     12.27        15.14      77,545.05
                                                       2007     15.14        16.45      70,784.08

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.23        14.90           0.00
                                                       2002     14.90        13.22       6,018.15
                                                       2003     13.22        17.71      22,239.61
                                                       2004     17.71        21.37      29,408.03
                                                       2005     21.37        23.54      34,357.82
                                                       2006     23.54        25.74      34,738.67
                                                       2007     25.74        26.12      25,191.81

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.73        11.99           0.00
                                                       2002     11.99         9.88       7,044.98
                                                       2003      9.88        12.66      15,909.39
                                                       2004     12.66        14.45      14,135.84
                                                       2005     14.45        16.49      13,459.92
                                                       2006     16.49        18.88      14,078.39
                                                       2007     18.88        19.72      12,000.04

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.23        10.41           0.00
                                                       2002     10.41        11.19      57,074.25
                                                       2003     11.19        11.48     120,232.46
                                                       2004     11.48        11.85     101,401.69
                                                       2005     11.85        11.92      95,789.48
                                                       2006     11.92        12.26      69,778.52
                                                       2007     12.26        12.97      65,619.78

RCM Technology Division (Class E)/(c)/................ 2001      7.04         6.07           0.00
                                                       2002      6.07         2.95      18,208.18
                                                       2003      2.95         4.56     110,059.90
                                                       2004      4.56         4.29     126,854.19
                                                       2005      4.29         4.68     108,475.16
                                                       2006      4.68         4.85      65,208.91
                                                       2007      4.85         6.28      74,543.57

Russell 2000(R) Index Division (Class E)/(c)/......... 2001     11.91        11.84           0.00
                                                       2002     11.84         9.24      41,245.18
                                                       2003      9.24        13.25      71,358.34
                                                       2004     13.25        15.30      41,010.44
                                                       2005     15.30        15.70      35,330.02
                                                       2006     15.70        18.17      30,610.87
                                                       2007     18.17        17.55      21,569.60

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/.. 2001    $11.54       $11.39          0.00
                                                         2002     11.39         8.58      6,864.43
                                                         2003      8.58        11.01     22,250.70
                                                         2004     11.01        11.88     46,365.22
                                                         2005     11.88        12.43     45,104.21
                                                         2006     12.43        13.80     46,801.80
                                                         2007     13.80        14.82     31,115.85

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.... 2001      8.62         8.23          0.00
                                                         2002      8.23         4.52     11,666.87
                                                         2003      4.52         6.08     36,089.22
                                                         2004      6.08         7.05     35,783.95
                                                         2005      7.05         7.94     35,319.40
                                                         2006      7.94         8.30     44,402.06
                                                         2007      8.30         9.59     45,884.34

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.. 2001     12.08        11.87          0.00
                                                         2002     11.87         8.54     12,713.95
                                                         2003      8.54        11.81     26,106.42
                                                         2004     11.81        12.88     28,700.52
                                                         2005     12.88        14.03     28,152.93
                                                         2006     14.03        14.29     20,522.63
                                                         2007     14.29        15.40      8,873.48

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................... 2001     15.21        15.49          0.00
                                                         2002     15.49        16.65      6,548.67
                                                         2003     16.65        18.40     31,477.12
                                                         2004     18.40        19.25     34,624.63
                                                         2005     19.25        19.43     36,476.03
                                                         2006     19.43        20.02     23,569.48
                                                         2007     20.02        20.43     18,993.14

Western Asset Management U.S. Government Division
  (Class E)/(c)/........................................ 2001     14.14        14.40          0.00
                                                         2002     14.40        15.23     46,463.29
                                                         2003     15.23        15.20     40,539.86
                                                         2004     15.20        15.36     41,984.65
                                                         2005     15.36        15.33     34,445.94
                                                         2006     15.33        15.66     23,937.23
                                                         2007     15.66        16.03     36,764.12

At 2.00 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.04        14.68          0.00
                                                         2007     14.68        14.87          0.00

American Funds Global Small Capitalization Division/(c)/ 2004     15.82        18.75          0.00
                                                         2005     18.75        23.04         42.87
                                                         2006     23.04        28.01         58.25
                                                         2007     28.01        33.34          0.00

                                                BEGINNING OF               NUMBER OF
                                                    YEAR     END OF YEAR  ACCUMULATION
                                                ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                  ---- ------------ ------------ ------------
American Funds Growth Division/(c)/....... 2004   $102.41      $112.92        0.00
                                           2005    112.92       128.61       30.26
                                           2006    128.61       138.96       46.32
                                           2007    138.96       153.01        0.00

American Funds Growth-Income Division/(c)/ 2004     79.70        86.22        0.00
                                           2005     86.22        89.45       32.66
                                           2006     89.45       101.01       47.81
                                           2007    101.01       103.99        0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.85 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.04      $ 14.68        285.76
                                                         2007     14.68        14.87      2,966.80

American Funds Global Small Capitalization Division/(c)/ 2001     13.59        13.25          0.00
                                                         2002     13.25        10.51          0.00
                                                         2003     10.51        15.82     16,276.78
                                                         2004     15.82        18.75     35,175.14
                                                         2005     18.75        23.04     41,539.10
                                                         2006     23.04        28.01     76,385.21
                                                         2007     28.01        33.34     66,717.75

American Funds Growth Division/(c)/..................... 2001    114.03       103.08          0.00
                                                         2002    103.08        76.33          0.00
                                                         2003     76.33       102.36      9,687.49
                                                         2004    102.36       112.86     20,523.05
                                                         2005    112.86       128.55     19,557.50
                                                         2006    128.55       138.89     18,383.62
                                                         2007    138.89       152.93     16,417.04

American Funds Growth-Income Division/(c)/.............. 2001     80.00        76.67          0.00
                                                         2002     76.67        61.37        595.67
                                                         2003     61.37        79.66     16,673.18
                                                         2004     79.66        86.18     28,078.77
                                                         2005     86.18        89.40     20,444.99
                                                         2006     89.40       100.96     18,095.73
                                                         2007    100.96       103.94     16,950.80

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     35.01        32.96          0.00
                                                         2002     32.96        23.04          0.00
                                                         2003     23.04        31.79      5,474.13
                                                         2004     31.79        35.20      6,719.22
                                                         2005     35.20        38.20      4,043.86
                                                         2006     38.20        39.96     12,244.97
                                                         2007     39.96        47.22      7,191.33

BlackRock Bond Income Division (Class E)/(a)/........... 2002     39.15        41.19          0.00
                                                         2003     41.19        42.73      8,766.14
                                                         2004     42.73        43.74     25,563.56
                                                         2005     43.74        43.91     14,215.57
                                                         2006     43.91        44.94     13,307.82
                                                         2007     44.94        46.82     20,624.84

BlackRock Bond Income Division (Class E)/(a)
  /(formerly SSR Income Class E)........................ 2001     37.83        38.80          0.00
                                                         2002     38.80        39.19          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/.... 2001    $34.71       $33.77          0.00
                                                  2002     33.77        28.53      2,247.60
                                                  2003     28.53        33.73     12,352.98
                                                  2004     33.73        35.85     25,735.63
                                                  2005     35.85        36.23     28,451.08
                                                  2006     36.23        39.24     21,678.25
                                                  2007     39.24        40.72     20,073.29

BlackRock Large Cap Core Division* (Class E)/(m)/ 2007     71.82        72.27      6,132.85

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/..... 2001     65.02        60.57          0.00
                                                  2002     60.57        43.88         18.27
                                                  2003     43.88        56.01      4,401.11
                                                  2004     56.01        60.87     10,013.36
                                                  2005     60.87        61.82      8,337.32
                                                  2006     61.82        69.14      7,240.96
                                                  2007     69.14        72.42          0.00

BlackRock Large Cap Value Division (Class E)/(d)/ 2002     10.00         7.90          0.00
                                                  2003      7.90        10.50     19,011.38
                                                  2004     10.50        11.68     32,971.81
                                                  2005     11.68        12.12     32,531.60
                                                  2006     12.12        14.18     41,217.36
                                                  2007     14.18        14.37     36,217.61

BlackRock Money Market Division (Class E)/(f)/... 2003     20.69        20.52     21,858.50
                                                  2004     20.52        20.31     17,399.33
                                                  2005     20.31        20.48     15,285.58
                                                  2006     20.48        21.04      5,782.47
                                                  2007     21.04        21.67      4,700.57

BlackRock Strategic Value Division (Class E)/(c)/ 2001     14.15        13.88          0.00
                                                  2002     13.88        10.70      2,688.19
                                                  2003     10.70        15.75     51,317.85
                                                  2004     15.75        17.80     93,511.01
                                                  2005     17.80        18.17     86,008.74
                                                  2006     18.17        20.80     78,846.01
                                                  2007     20.80        19.69     75,542.93

Davis Venture Value Division (Class E)/(c)/...... 2001     26.36        25.60          0.00
                                                  2002     25.60        20.97          0.00
                                                  2003     20.97        26.92      3,786.98
                                                  2004     26.92        29.63     15,500.44
                                                  2005     29.63        32.04     15,937.08
                                                  2006     32.04        35.99     17,394.56
                                                  2007     35.99        36.89     16,599.66

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001    $17.85       $15.33          0.00
                                                     2002     15.33        10.66          0.00
                                                     2003     10.66        14.09      4,921.87
                                                     2004     14.09        16.18     25,111.91
                                                     2005     16.18        16.95     23,907.92
                                                     2006     16.95        18.58     26,431.38
                                                     2007     18.58        19.73     22,714.49

FI Value Leaders Division (Class E)/(d)/............ 2002     21.83        17.91          0.00
                                                     2003     17.91        22.29      2,266.10
                                                     2004     22.29        24.85      3,345.28
                                                     2005     24.85        26.96     22,313.31
                                                     2006     26.96        29.58     20,520.91
                                                     2007     29.58        30.21     11,143.64

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/.................................... 2001      9.16         8.77          0.00
                                                     2002      8.77         6.21          0.00
                                                     2003      6.21         8.82      3,269.14
                                                     2004      8.82         9.63     10,060.58
                                                     2005      9.63         9.87      9,320.83
                                                     2006      9.87        10.65      8,812.48
                                                     2007     10.65        10.92      9,436.31

Harris Oakmark Focused Value Division (Class E)/(c)/ 2001     24.48        25.27          0.00
                                                     2002     25.27        22.58      1,307.84
                                                     2003     22.58        29.36     34,839.96
                                                     2004     29.36        31.63     51,850.34
                                                     2005     31.63        34.10     54,715.60
                                                     2006     34.10        37.59     33,272.54
                                                     2007     37.59        34.32     24,541.16

Harris Oakmark International Division (Class E)/(d)/ 2002     10.56         8.78          0.00
                                                     2003      8.78        11.66        858.80
                                                     2004     11.66        13.81     18,761.62
                                                     2005     13.81        15.49     21,405.85
                                                     2006     15.49        19.62     37,922.17
                                                     2007     19.62        19.07     34,317.06

Jennison Growth Division (Class E)/(c) (g)/......... 2005      3.98         4.77     16,188.24
                                                     2006      4.77         4.80     15,352.54
                                                     2007      4.80         5.26     13,338.99

Jennison Growth Division (Class E)/(c) (g)
  /(formerly Met/Putnam Voyager Division)........... 2001      5.36         4.88          0.00
                                                     2002      4.88         3.40          0.00
                                                     2003      3.40         4.20      8,874.34
                                                     2004      4.20         4.31     17,382.06
                                                     2005      4.31         3.94     17,670.96

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                       ---- ------------ ------------ ------------
Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/.... 2001    $11.70       $10.92           0.00
                                                                2002     10.92         8.83           0.00
                                                                2003      8.83        11.09       2,710.93
                                                                2004     11.09        12.84       6,372.07
                                                                2005     12.84        14.85       9,346.37
                                                                2006     14.85        16.96      14,776.72
                                                                2007     16.96        18.34      18,467.12

Lazard Mid Cap Division (Class E)/(d)/......................... 2002     11.36         9.62           0.00
                                                                2003      9.62        11.93      11,194.49
                                                                2004     11.93        13.41      12,591.01
                                                                2005     13.41        14.25      14,798.27
                                                                2006     14.25        16.05      16,355.97
                                                                2007     16.05        15.34      21,151.73

Legg Mason Partners Aggressive Growth (Class E)/(e)/........... 2003      5.51         6.70       6,261.25
                                                                2004      6.70         7.14      10,008.87
                                                                2005      7.14         7.97      10,463.75
                                                                2006      7.97         7.69       8,597.02
                                                                2007      7.69         7.73       6,076.74

Legg Mason Partners Aggressive Growth (Class E)/(e)
  /(formerly Janus Aggressive Growth).......................... 2001      8.85         7.72           0.00
                                                                2002      7.72         5.25           0.00
                                                                2003      5.25         5.51           0.00

Legg Mason Value Equity (Class E)/(c) (l)/..................... 2006      9.13         9.77       3,911.20
                                                                2007      9.77         9.03       4,743.52

Legg Mason Value Equity (Class E)/(c) (l)
  /(formerly MFS(R) Investors Trust Division).................. 2001      8.63         8.19           0.00
                                                                2002      8.19         6.41           0.00
                                                                2003      6.41         7.65         194.76
                                                                2004      7.65         8.36       4,289.97
                                                                2005      8.36         8.79       3,574.99
                                                                2006      8.79         9.17       3,334.78

Lehman Brothers(R) Aggregate Bond Index Division (Class E)/(c)/ 2001     11.05        11.24           0.00
                                                                2002     11.24        12.14           0.00
                                                                2003     12.14        12.34      67,158.56
                                                                2004     12.34        12.59     171,181.28
                                                                2005     12.59        12.61     160,102.82
                                                                2006     12.61        12.86     139,979.46
                                                                2007     12.86        13.47     131,688.50

Loomis Sayles Small Cap Division (Class E)/(c)/................ 2001     22.21        21.70           0.00
                                                                2002     21.70        16.69           0.00
                                                                2003     16.69        22.33       1,110.52
                                                                2004     22.33        25.48       3,460.40
                                                                2005     25.48        26.70       3,613.34
                                                                2006     26.70        30.54       6,980.67
                                                                2007     30.54        33.50       7,310.03

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.55       $10.20       1,191.86
                                                      2003     10.20        11.95      33,108.92
                                                      2004     11.95        12.70      27,217.40
                                                      2005     12.70        12.67      21,479.48
                                                      2006     12.67        13.58      21,717.91
                                                      2007     13.58        14.23      20,997.86

Lord Abbett Bond Debenture Division (Class E)/(b)
  /(formerly Loomis Sayles High Yield Bond Division). 2001     10.55        10.27           0.00
                                                      2002     10.27        10.55           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.20         8.44           0.00
                                                      2003      8.44        11.52       1,199.21
                                                      2004     11.52        12.05       5,484.99
                                                      2005     12.05        12.83       5,359.32
                                                      2006     12.83        14.39       9,891.28
                                                      2007     14.39        15.71       5,766.17

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.38        10.25           0.00
                                                      2002     10.25         8.55          95.26
                                                      2003      8.55        11.31      64,927.67
                                                      2004     11.31        12.87      74,990.67
                                                      2005     12.87        14.17      80,435.88
                                                      2006     14.17        15.28      78,535.41
                                                      2007     15.28        16.15      68,078.34

MetLife Stock Index Division (Class E)/(c)/.......... 2001     36.22        34.14           0.00
                                                      2002     34.14        26.00          30.99
                                                      2003     26.00        32.67      78,326.89
                                                      2004     32.67        35.40     113,355.91
                                                      2005     35.40        36.31     114,020.79
                                                      2006     36.31        41.10      86,703.53
                                                      2007     41.10        42.38      79,508.03

MFS(R) Research International Division (Class E)/(c)/ 2001      9.00         8.34           0.00
                                                      2002      8.34         7.23           0.00
                                                      2003      7.23         9.38       5,245.98
                                                      2004      9.38        11.02       9,084.93
                                                      2005     11.02        12.60      10,534.66
                                                      2006     12.60        15.69      26,086.51
                                                      2007     15.69        17.46      29,483.95

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     34.05        36.91       2,362.83
                                                      2005     36.91        37.27      21,930.33
                                                      2006     37.27        40.96      12,278.96
                                                      2007     40.96        41.86      22,416.46

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/...................................... 2001    $11.51       $11.32           0.00
                                                       2002     11.32         9.53          85.63
                                                       2003      9.53        11.72      47,626.01
                                                       2004     11.72        12.81      75,434.86
                                                       2005     12.81        12.38      67,934.93
                                                       2006     12.38        14.33      54,497.06
                                                       2007     14.33        13.52      50,718.40

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.27         8.49           0.00
                                                       2002      8.49         6.94           0.00
                                                       2003      6.94         9.36      56,548.44
                                                       2004      9.36        10.97      78,514.09
                                                       2005     10.97        12.18      83,251.25
                                                       2006     12.18        15.02      69,397.19
                                                       2007     15.02        16.30      81,797.44

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.19        14.85           0.00
                                                       2002     14.85        13.16           0.00
                                                       2003     13.16        17.62      17,441.95
                                                       2004     17.62        21.24      59,079.76
                                                       2005     21.24        23.37      77,812.63
                                                       2006     23.37        25.53      71,512.90
                                                       2007     25.53        25.88      61,609.83

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.68        11.93           0.00
                                                       2002     11.93         9.82           0.00
                                                       2003      9.82        12.57       5,569.13
                                                       2004     12.57        14.33      11,169.65
                                                       2005     14.33        16.34      13,658.21
                                                       2006     16.34        18.69      17,362.38
                                                       2007     18.69        19.50      20,229.78

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.23        10.40           0.00
                                                       2002     10.40        11.17       2,833.60
                                                       2003     11.17        11.45      56,801.90
                                                       2004     11.45        11.81     101,512.08
                                                       2005     11.81        11.86      57,082.34
                                                       2006     11.86        12.19      45,629.93
                                                       2007     12.19        12.88      52,878.64

RCM Technology Division (Class E)/(c)/................ 2001      7.03         6.06           0.00
                                                       2002      6.06         2.94         395.85
                                                       2003      2.94         4.55      47,359.68
                                                       2004      4.55         4.27      51,989.76
                                                       2005      4.27         4.66      51,768.53
                                                       2006      4.66         4.82      37,104.91
                                                       2007      4.82         6.24      95,339.67

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Russell 2000(R) Index Division (Class E)/(c)/......... 2001    $11.88       $11.80          0.00
                                                       2002     11.80         9.20         87.99
                                                       2003      9.20        13.18     24,197.78
                                                       2004     13.18        15.21     29,525.34
                                                       2005     15.21        15.59     27,898.11
                                                       2006     15.59        18.02     44,470.27
                                                       2007     18.02        17.39     24,872.41

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.51        11.35          0.00
                                                       2002     11.35         8.55         94.47
                                                       2003      8.55        10.96     12,347.63
                                                       2004     10.96        11.81     25,543.47
                                                       2005     11.81        12.34     28,663.46
                                                       2006     12.34        13.69     25,822.06
                                                       2007     13.69        14.68     27,330.57

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.. 2001      8.62         8.22          0.00
                                                       2002      8.22         4.51          0.00
                                                       2003      4.51         6.06     12,580.19
                                                       2004      6.06         7.03     15,833.09
                                                       2005      7.03         7.90     22,194.00
                                                       2006      7.90         8.25     26,839.68
                                                       2007      8.25         9.53     48,357.23

T. Rowe Price Small Cap Growth Division (Class E)/(c)/ 2001     12.03        11.82          0.00
                                                       2002     11.82         8.49          0.00
                                                       2003      8.49        11.73     11,939.27
                                                       2004     11.73        12.78     21,342.59
                                                       2005     12.78        13.90     20,272.55
                                                       2006     13.90        14.15     14,223.45
                                                       2007     14.15        15.24     10,688.00

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................. 2001     15.11        15.38          0.00
                                                       2002     15.38        16.51        246.17
                                                       2003     16.51        18.23     17,349.99
                                                       2004     18.23        19.06     52,882.29
                                                       2005     19.06        19.21     52,995.05
                                                       2006     19.21        19.77     52,831.41
                                                       2007     19.77        20.16     37,746.74

Western Asset Management U.S. Government Division
  (Class E)/(c)/...................................... 2001     14.05        14.30          0.00
                                                       2002     14.30        15.11        516.28
                                                       2003     15.11        15.06     10,000.40
                                                       2004     15.06        15.20     19,636.40
                                                       2005     15.20        15.16     15,547.01
                                                       2006     15.16        15.47     12,946.30
                                                       2007     15.47        15.82     13,130.41

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
At 2.10 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006   $ 13.91      $ 14.54      22,784.06
                                                         2007     14.54        14.71     108,865.66

American Funds Global Small Capitalization Division/(c)/ 2004     15.73        18.62      29,197.21
                                                         2005     18.62        22.86      65,064.34
                                                         2006     22.86        27.77     111,854.84
                                                         2007     27.77        33.02     155,236.14

American Funds Growth Division/(c)/..................... 2004    100.39       110.58      13,152.20
                                                         2005    110.58       125.83      29,151.88
                                                         2006    125.83       135.81      46,224.23
                                                         2007    135.81       149.39      59,508.91

American Funds Growth-Income Division/(c)/.............. 2004     78.13        84.44      10,297.47
                                                         2005     84.44        87.51      29,267.22
                                                         2006     87.51        98.72      48,176.05
                                                         2007     98.72       101.54      59,832.77

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.95 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.91      $ 14.54        609.09
                                                         2007     14.54        14.71      8,556.70

American Funds Global Small Capitalization Division/(c)/ 2001     13.55        13.20          0.00
                                                         2002     13.20        10.46      6,770.73
                                                         2003     10.46        15.73     19,818.67
                                                         2004     15.73        18.62     27,055.05
                                                         2005     18.62        22.86     27,764.62
                                                         2006     22.86        27.77     33,806.46
                                                         2007     27.77        33.02     31,194.78

American Funds Growth Division/(c)/..................... 2001    112.05       101.25          0.00
                                                         2002    101.25        74.90      2,729.99
                                                         2003     74.90       100.34      9,349.78
                                                         2004    100.34       110.53     14,562.37
                                                         2005    110.53       125.77     15,316.45
                                                         2006    125.77       135.74     16,484.29
                                                         2007    135.74       149.32     14,638.88

American Funds Growth-Income Division/(c)/.............. 2001     78.61        75.31          0.00
                                                         2002     75.31        60.22      3,960.17
                                                         2003     60.22        78.09     20,009.43
                                                         2004     78.09        84.39     24,296.87
                                                         2005     84.39        87.47     24,577.59
                                                         2006     87.47        98.68     23,058.63
                                                         2007     98.68       101.49     17,968.87

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     34.55        32.51          0.00
                                                         2002     32.51        22.70        594.07
                                                         2003     22.70        31.30      1,824.32
                                                         2004     31.30        34.62      3,245.89
                                                         2005     34.62        37.53      3,140.57
                                                         2006     37.53        39.22      3,847.61
                                                         2007     39.22        46.30      2,597.66

BlackRock Bond Income Division (Class E)/(a)/........... 2002     38.42        40.39      8,226.83
                                                         2003     40.39        41.86      8,479.83
                                                         2004     41.86        42.81      8,223.39
                                                         2005     42.81        42.93      9,694.81
                                                         2006     42.93        43.90      7,742.40
                                                         2007     43.90        45.68      5,580.37

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     37.15        38.08          0.00
                                                         2002     38.08        38.46          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/....... 2001    $34.19       $33.25          0.00
                                                     2002     33.25        28.07      4,057.91
                                                     2003     28.07        33.14     14,130.18
                                                     2004     33.14        35.19     11,645.66
                                                     2005     35.19        35.53     11,758.61
                                                     2006     35.53        38.45     11,027.45
                                                     2007     38.45        39.85     11,083.92

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     70.12        70.52      2,721.75

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001     63.85        59.46          0.00
                                                     2002     59.46        43.03      3,682.98
                                                     2003     43.03        54.88      6,585.98
                                                     2004     54.88        59.58      7,034.37
                                                     2005     59.58        60.44      7,261.42
                                                     2006     60.44        67.53      3,380.64
                                                     2007     67.53        70.71          0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.89        477.34
                                                     2003      7.89        10.48      9,377.85
                                                     2004     10.48        11.65      9,436.09
                                                     2005     11.65        12.07      9,210.78
                                                     2006     12.07        14.11      8,409.84
                                                     2007     14.11        14.29     14,454.65

BlackRock Money Market Division (Class E)/(f)/...... 2003     20.29        20.10          0.00
                                                     2004     20.10        19.88          0.00
                                                     2005     19.88        20.03          0.00
                                                     2006     20.03        20.56          0.00
                                                     2007     20.56        21.15          0.00

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.13        13.86          0.00
                                                     2002     13.86        10.67     45,836.72
                                                     2003     10.67        15.69     55,838.46
                                                     2004     15.69        17.72     77,153.87
                                                     2005     17.72        18.07     70,668.67
                                                     2006     18.07        20.67     62,782.40
                                                     2007     20.67        19.54     52,123.68

Davis Venture Value Division (Class E)/(c)/......... 2001     26.19        25.42          0.00
                                                     2002     25.42        20.80      4,173.04
                                                     2003     20.80        26.67     12,986.92
                                                     2004     26.67        29.33     16,350.50
                                                     2005     29.33        31.69     14,462.41
                                                     2006     31.69        35.55     13,603.83
                                                     2007     35.55        36.41     13,567.88

FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001     17.77        15.26          0.00
                                                     2002     15.26        10.60      3,885.54
                                                     2003     10.60        13.99      7,446.88
                                                     2004     13.99        16.05     19,045.42
                                                     2005     16.05        16.80     17,985.10
                                                     2006     16.80        18.40     14,282.10
                                                     2007     18.40        19.52     12,182.56

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................... 2002    $21.63       $17.74          0.00
                                                            2003     17.74        22.05      1,166.59
                                                            2004     22.05        24.56      5,242.21
                                                            2005     24.56        26.62      7,862.59
                                                            2006     26.62        29.18      7,629.36
                                                            2007     29.18        29.77      6,876.53

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/........................................... 2001      9.16         8.76          0.00
                                                            2002      8.76         6.20     13,248.07
                                                            2003      6.20         8.79     15,372.27
                                                            2004      8.79         9.59     15,871.81
                                                            2005      9.59         9.83     15,368.28
                                                            2006      9.83        10.59     11,245.93
                                                            2007     10.59        10.85      8,006.67

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     24.27        25.05          0.00
                                                            2002     25.05        22.36     17,966.44
                                                            2003     22.36        29.04     24,903.78
                                                            2004     29.04        31.26     32,921.43
                                                            2005     31.26        33.67     33,023.25
                                                            2006     33.67        37.08     28,516.77
                                                            2007     37.08        33.82     25,127.80

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.56         8.77        249.64
                                                            2003      8.77        11.63     16,902.37
                                                            2004     11.63        13.76     35,058.24
                                                            2005     13.76        15.43     38,676.82
                                                            2006     15.43        19.52     40,632.00
                                                            2007     19.52        18.95     35,647.09

Jennison Growth Division (Class E)/(c) (g)/................ 2005      3.96         4.74     16,008.68
                                                            2006      4.74         4.77     14,895.86
                                                            2007      4.77         5.22     12,373.90

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)................... 2001      5.35         4.87          0.00
                                                            2002      4.87         3.39     12,319.02
                                                            2003      3.39         4.18     18,669.32
                                                            2004      4.18         4.29     17,612.61
                                                            2005      4.29         3.92     17,352.62

Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001     11.58        10.80          0.00
                                                            2002     10.80         8.73      4,289.94
                                                            2003      8.73        10.95     10,133.66
                                                            2004     10.95        12.67      8,229.47
                                                            2005     12.67        14.64      5,687.67
                                                            2006     14.64        16.69     12,354.92
                                                            2007     16.69        18.04      7,011.85

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
Lazard Mid Cap Division (Class E)/(d)/.............. 2002    $11.36       $ 9.61          69.89
                                                     2003      9.61        11.91      12,770.05
                                                     2004     11.91        13.36       9,935.82
                                                     2005     13.36        14.19       8,696.22
                                                     2006     14.19        15.96       6,084.03
                                                     2007     15.96        15.24      14,329.56

Legg Mason Partners Aggressive Growth (Class E)/(e)/ 2003      5.50         6.68       6,879.18
                                                     2004      6.68         7.11       6,273.61
                                                     2005      7.11         7.93       5,488.26
                                                     2006      7.93         7.65       5,572.00
                                                     2007      7.65         7.68       3,616.83

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................ 2001      8.85         7.71           0.00
                                                     2002      7.71         5.24       7,458.10
                                                     2003      5.24         5.50           0.00

Legg Mason Value Equity (Class E)/(c) (l)/.......... 2006      9.07         9.69      15,780.06
                                                     2007      9.69         8.95      10,801.52

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)........ 2001      8.61         8.17           0.00
                                                     2002      8.17         6.39       4,389.51
                                                     2003      6.39         7.61       3,579.58
                                                     2004      7.61         8.31      15,052.67
                                                     2005      8.31         8.73      15,629.23
                                                     2006      8.73         9.11      15,493.81

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................... 2001     11.02        11.21           0.00
                                                     2002     11.21        12.09      58,400.34
                                                     2003     12.09        12.27      79,022.18
                                                     2004     12.27        12.51     121,799.63
                                                     2005     12.51        12.52     112,600.60
                                                     2006     12.52        12.75      98,805.08
                                                     2007     12.75        13.34      88,052.22

Loomis Sayles Small Cap Division (Class E)/(c)/..... 2001     22.05        21.54           0.00
                                                     2002     21.54        16.55       1,676.09
                                                     2003     16.55        22.12       4,146.38
                                                     2004     22.12        25.21       5,628.28
                                                     2005     25.21        26.39       4,754.63
                                                     2006     26.39        30.16       6,152.92
                                                     2007     30.16        33.04       4,929.11

Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002     10.50        10.14       4,888.16
                                                     2003     10.14        11.87      26,926.45
                                                     2004     11.87        12.60      38,285.38
                                                     2005     12.60        12.56      31,566.35
                                                     2006     12.56        13.45      29,249.49
                                                     2007     13.45        14.08      32,121.86

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001    $10.50       $10.22          0.00
                                                      2002     10.22        10.50          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.19         8.43        323.39
                                                      2003      8.43        11.49      1,226.43
                                                      2004     11.49        12.01      1,678.49
                                                      2005     12.01        12.78      1,742.83
                                                      2006     12.78        14.32      1,575.15
                                                      2007     14.32        15.62      1,739.88

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.37        10.23          0.00
                                                      2002     10.23         8.53     15,540.54
                                                      2003      8.53        11.27     25,373.69
                                                      2004     11.27        12.81     22,986.81
                                                      2005     12.81        14.09     18,766.32
                                                      2006     14.09        15.18     16,984.17
                                                      2007     15.18        16.03     15,218.70

MetLife Stock Index Division (Class E)/(c)/.......... 2001     35.82        33.74          0.00
                                                      2002     33.74        25.67     17,492.15
                                                      2003     25.67        32.23     31,968.99
                                                      2004     32.23        34.88     58,929.48
                                                      2005     34.88        35.75     53,478.98
                                                      2006     35.75        40.42     48,113.89
                                                      2007     40.42        41.64     43,991.39

MFS(R) Research International Division (Class E)/(c)/ 2001      8.99         8.33          0.00
                                                      2002      8.33         7.22      1,282.29
                                                      2003      7.22         9.35      3,561.59
                                                      2004      9.35        10.97      5,435.30
                                                      2005     10.97        12.54      4,840.19
                                                      2006     12.54        15.59      7,290.25
                                                      2007     15.59        17.34      6,843.35

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     33.48        36.27        646.66
                                                      2005     36.27        36.58      1,203.01
                                                      2006     36.58        40.16      1,029.13
                                                      2007     40.16        41.00      5,429.37

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/..................................... 2001     11.48        11.29          0.00
                                                      2002     11.29         9.49     52,800.59
                                                      2003      9.49        11.66     68,038.59
                                                      2004     11.66        12.73     67,289.86
                                                      2005     12.73        12.29     62,456.59
                                                      2006     12.29        14.22     52,884.48
                                                      2007     14.22        13.39     37,010.57

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001    $ 9.24       $ 8.46          0.00
                                                       2002      8.46         6.91     19,127.95
                                                       2003      6.91         9.31     43,523.07
                                                       2004      9.31        10.91     46,098.93
                                                       2005     10.91        12.09     36,008.12
                                                       2006     12.09        14.90     29,754.89
                                                       2007     14.90        16.15     22,381.51

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.14        14.80          0.00
                                                       2002     14.80        13.11      8,500.57
                                                       2003     13.11        17.53     21,064.27
                                                       2004     17.53        21.11     28,083.59
                                                       2005     21.11        23.21     30,508.33
                                                       2006     23.21        25.33     32,506.02
                                                       2007     25.33        25.65     25,772.22

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.62        11.87          0.00
                                                       2002     11.87         9.77     11,930.27
                                                       2003      9.77        12.49     14,622.39
                                                       2004     12.49        14.22     21,811.17
                                                       2005     14.22        16.20     16,832.32
                                                       2006     16.20        18.51     16,225.78
                                                       2007     18.51        19.29     20,220.85

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.22        10.39          0.00
                                                       2002     10.39        11.15     33,719.11
                                                       2003     11.15        11.41     82,993.61
                                                       2004     11.41        11.76     93,168.41
                                                       2005     11.76        11.80     76,792.21
                                                       2006     11.80        12.12     64,263.27
                                                       2007     12.12        12.79     59,620.79

RCM Technology Division (Class E)/(c)/................ 2001      7.03         6.06          0.00
                                                       2002      6.06         2.93     17,669.78
                                                       2003      2.93         4.53     58,809.62
                                                       2004      4.53         4.25     67,918.14
                                                       2005      4.25         4.64     57,877.70
                                                       2006      4.64         4.79     57,103.73
                                                       2007      4.79         6.19     41,569.23

Russell 2000(R) Index Division (Class E)/(c)/......... 2001     11.84        11.76          0.00
                                                       2002     11.76         9.16      8,241.82
                                                       2003      9.16        13.12     15,600.66
                                                       2004     13.12        15.11     22,910.79
                                                       2005     15.11        15.48     21,394.44
                                                       2006     15.48        17.87     18,862.85
                                                       2007     17.87        17.23     12,195.22

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.48        11.32          0.00
                                                       2002     11.32         8.51        661.16
                                                       2003      8.51        10.90      9,314.88
                                                       2004     10.90        11.74     13,503.43
                                                       2005     11.74        12.25     12,718.47
                                                       2006     12.25        13.58     11,811.70
                                                       2007     13.58        14.55     18,313.28

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.... 2001   $  8.62      $  8.21          0.00
                                                         2002      8.21         4.50     23,974.10
                                                         2003      4.50         6.04     28,660.07
                                                         2004      6.04         7.00     48,665.58
                                                         2005      7.00         7.86     47,518.75
                                                         2006      7.86         8.20     40,664.46
                                                         2007      8.20         9.46     38,053.18

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.. 2001     11.98        11.76          0.00
                                                         2002     11.76         8.44      3,071.10
                                                         2003      8.44        11.65      7,849.46
                                                         2004     11.65        12.68      9,355.46
                                                         2005     12.68        13.78      7,628.18
                                                         2006     13.78        14.01      8,804.37
                                                         2007     14.01        15.07      6,016.29

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................... 2001     15.01        15.27          0.00
                                                         2002     15.27        16.38     12,628.58
                                                         2003     16.38        18.07     44,182.76
                                                         2004     18.07        18.86     35,112.90
                                                         2005     18.86        19.00     38,553.13
                                                         2006     19.00        19.53     34,205.69
                                                         2007     19.53        19.90     25,852.64

Western Asset Management U.S. Government Division
  (Class E)/(c)/........................................ 2001     13.95        14.20          0.00
                                                         2002     14.20        14.99     91,770.36
                                                         2003     14.99        14.93     52,239.43
                                                         2004     14.93        15.05     31,829.09
                                                         2005     15.05        14.99     32,306.49
                                                         2006     14.99        15.29     28,795.81
                                                         2007     15.29        15.61     26,641.38

At 2.20 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     13.79        14.40          0.00
                                                         2007     14.40        14.55      3,535.61

American Funds Global Small Capitalization Division/(c)/ 2004     15.64        18.50      1,548.37
                                                         2005     18.50        22.68      3,303.35
                                                         2006     22.68        27.53      9,878.37
                                                         2007     27.53        32.70     14,621.74

American Funds Growth Division/(c)/..................... 2004     98.41       108.29      1,538.99
                                                         2005    108.29       123.10      2,730.25
                                                         2006    123.10       132.73      4,551.06
                                                         2007    132.73       145.86      5,997.42

American Funds Growth-Income Division/(c)/.............. 2004     76.59        82.69      1,555.89
                                                         2005     82.69        85.61      3,032.38
                                                         2006     85.61        96.49      4,108.55
                                                         2007     96.49        99.14      4,891.86

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.35 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.69      $ 15.41      18,359.10
                                                         2007     15.41        15.68     128,590.78

American Funds Global Small Capitalization Division/(c)/ 2001     13.82        13.49           0.00
                                                         2002     13.49        10.76      42,895.22
                                                         2003     10.76        16.28     112,324.42
                                                         2004     16.28        19.38           0.00
                                                         2005     19.38        23.94     176,130.69
                                                         2006     23.94        29.25     166,426.72
                                                         2007     29.25        34.99     172,388.70

American Funds Growth Division/(c)/..................... 2001    124.45       112.74          49.73
                                                         2002    112.74        83.90      24,968.30
                                                         2003     83.90       113.07      76,886.54
                                                         2004    113.07       125.30           0.00
                                                         2005    125.30       143.43      81,958.32
                                                         2006    143.43       155.74      82,960.99
                                                         2007    155.74       172.35      77,590.70

American Funds Growth-Income Division/(c)/.............. 2001     87.31        83.85          67.94
                                                         2002     83.85        67.45      34,473.47
                                                         2003     67.45        87.99      98,731.01
                                                         2004     87.99        95.67           0.00
                                                         2005     95.67        99.75     100,353.40
                                                         2006     99.75       113.21      95,626.75
                                                         2007    113.21       117.14      84,725.44

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     37.41        35.29           0.00
                                                         2002     35.29        24.79       7,386.06
                                                         2003     24.79        34.39      24,452.47
                                                         2004     34.39        38.26      22,934.30
                                                         2005     38.26        41.73      17,352.17
                                                         2006     41.73        43.87      16,678.26
                                                         2007     43.87        52.10      16,010.84

BlackRock Bond Income Division (Class E)/(a)/........... 2002     43.02        45.41      48,510.98
                                                         2003     45.41        47.35      80,135.60
                                                         2004     47.35        48.71      77,023.59
                                                         2005     48.71        49.14      71,138.99
                                                         2006     49.14        50.55      66,530.41
                                                         2007     50.55        52.93      59,097.00

BlackRock Bond Income Division (Class E)/(a)
  /(formerly SSR Income Class E)........................ 2001     41.41        42.56       1,904.42
                                                         2002     42.56        43.07           0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/.... 2001    $37.43       $36.49           0.00
                                                  2002     36.49        30.98      52,924.09
                                                  2003     30.98        36.81     126,613.75
                                                  2004     36.81        39.32     110,693.31
                                                  2005     39.32        39.94     102,872.09
                                                  2006     39.94        43.48      85,131.07
                                                  2007     43.48        45.34      76,257.70

BlackRock Large Cap Core Division* (Class E)/(m)/ 2007     80.92        81.71      26,345.77

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/..... 2001     71.19        66.45           0.00
                                                  2002     66.45        48.38      22,126.54
                                                  2003     48.38        62.07      54,067.88
                                                  2004     62.07        67.79      44,561.24
                                                  2005     67.79        69.19      37,120.79
                                                  2006     69.19        77.77      29,819.58
                                                  2007     77.77        81.60           0.00

BlackRock Large Cap Value Division (Class E)/(d)/ 2002     10.00         7.92      26,007.00
                                                  2003      7.92        10.58     114,758.59
                                                  2004     10.58        11.83     124,616.77
                                                  2005     11.83        12.34     132,351.74
                                                  2006     12.34        14.51     144,939.13
                                                  2007     14.51        14.79     180,099.46

BlackRock Money Market Division (Class E)/(f)/... 2003     22.83        22.72           0.00
                                                  2004     22.72        22.60      24,745.68
                                                  2005     22.60        22.91      15,864.88
                                                  2006     22.91        23.65      12,085.62
                                                  2007     23.65        24.48       9,760.24

BlackRock Strategic Value Division (Class E)/(c)/ 2001     14.22        13.99         417.61
                                                  2002     13.99        10.83     238,452.23
                                                  2003     10.83        16.02     505,050.18
                                                  2004     16.02        18.21     506,824.52
                                                  2005     18.21        18.67     467,174.61
                                                  2006     18.67        21.49     402,430.01
                                                  2007     21.49        20.44     342,620.13

Davis Venture Value Division (Class E)/(c)/...... 2001     27.27        26.54           0.00
                                                  2002     26.54        21.85      26,063.03
                                                  2003     21.85        28.18      79,580.31
                                                  2004     28.18        31.18      86,014.48
                                                  2005     31.18        33.88     100,194.76
                                                  2006     33.88        38.24     113,046.24
                                                  2007     38.24        39.40     120,101.76

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001    $18.25       $15.71           0.00
                                                     2002     15.71        10.98      28,007.26
                                                     2003     10.98        14.58      79,667.48
                                                     2004     14.58        16.82     117,857.25
                                                     2005     16.82        17.72      99,136.78
                                                     2006     17.72        19.52      88,442.15
                                                     2007     19.52        20.83      81,596.15

FI Value Leaders Division (Class E)/(d)/............ 2002     22.83        18.80       1,227.76
                                                     2003     18.80        23.51      19,216.51
                                                     2004     23.51        26.34      18,013.62
                                                     2005     26.34        28.73      25,281.89
                                                     2006     28.73        31.68      29,139.19
                                                     2007     31.68        32.51      16,035.93

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/.................................... 2001      9.17         8.79         641.28
                                                     2002      8.79         6.26      42,198.43
                                                     2003      6.26         8.94     129,883.22
                                                     2004      8.94         9.81     110,100.66
                                                     2005      9.81        10.11     100,061.07
                                                     2006     10.11        10.96      87,697.00
                                                     2007     10.96        11.29      74,865.08

Harris Oakmark Focused Value Division (Class E)/(c)/ 2001     25.51        26.39       3,000.25
                                                     2002     26.39        23.69     100,372.64
                                                     2003     23.69        30.96     197,310.42
                                                     2004     30.96        33.53     187,826.49
                                                     2005     33.53        36.33     173,904.88
                                                     2006     36.33        40.25     156,465.27
                                                     2007     40.25        36.94     135,918.88

Harris Oakmark International Division (Class E)/(d)/ 2002     10.59         8.84       1,376.82
                                                     2003      8.84        11.79      23,574.96
                                                     2004     11.79        14.03      50,647.63
                                                     2005     14.03        15.82      63,311.72
                                                     2006     15.82        20.14     108,757.14
                                                     2007     20.14        19.67      94,536.00

Jennison Growth Division (Class E)/(c) (g)/......... 2005      4.08         4.91     102,688.22
                                                     2006      4.91         4.97      99,855.74
                                                     2007      4.97         5.47      81,812.76

Jennison Growth Division (Class E)/(c) (g)
  /(formerly Met/Putnam Voyager Division)........... 2001      5.39         4.92           0.00
                                                     2002      4.92         3.45      45,545.26
                                                     2003      3.45         4.28     117,550.11
                                                     2004      4.28         4.42     106,948.60
                                                     2005      4.42         4.04     104,559.88

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001    $12.32       $11.52            0.00
                                                            2002     11.52         9.36       43,634.50
                                                            2003      9.36        11.81      106,128.64
                                                            2004     11.81        13.75      105,876.06
                                                            2005     13.75        15.99      129,756.72
                                                            2006     15.99        18.34      102,227.92
                                                            2007     18.34        19.94      100,988.36

Lazard Mid Cap Division (Class E)/(d)/..................... 2002     11.40         9.68       27,389.10
                                                            2003      9.68        12.07      101,179.91
                                                            2004     12.07        13.63      103,651.12
                                                            2005     13.63        14.55      105,505.48
                                                            2006     14.55        16.47      102,185.95
                                                            2007     16.47        15.82      101,304.19

Legg Mason Partners Aggressive Growth (Class E)/(e)/....... 2003      5.56         6.79       53,677.30
                                                            2004      6.79         7.27       49,505.32
                                                            2005      7.27         8.15       40,695.65
                                                            2006      8.15         7.92       43,978.73
                                                            2007      7.92         7.99       40,458.90

Legg Mason Partners Aggressive Growth (Class E)/(e)
  /(formerly Janus Aggressive Growth)...................... 2001      8.86         7.74          742.89
                                                            2002      7.74         5.29       35,295.70
                                                            2003      5.29         5.56            0.00

Legg Mason Value Equity (Class E)/(c) (l)/................. 2006      9.46        10.15       75,180.02
                                                            2007     10.15         9.43       74,100.02

Legg Mason Value Equity (Class E)/(c) (l)
  /(formerly MFS(R) Investors Trust Division).............. 2001      8.73         8.30            0.00
                                                            2002      8.30         6.53       21,527.40
                                                            2003      6.53         7.83       58,898.39
                                                            2004      7.83         8.60       71,228.93
                                                            2005      8.60         9.09       79,832.46
                                                            2006      9.09         9.50       76,700.37

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/........................................... 2001     11.20        11.42        6,261.19
                                                            2002     11.42        12.40      312,736.82
                                                            2003     12.40        12.66      874,135.59
                                                            2004     12.66        12.98    1,032,562.73
                                                            2005     12.98        13.06      920,216.74
                                                            2006     13.06        13.39      848,528.30
                                                            2007     13.39        14.10      799,006.81

Loomis Sayles Small Cap Division (Class E)/(c)/............ 2001     23.03        22.55            0.00
                                                            2002     22.55        17.43        8,854.74
                                                            2003     17.43        23.44       14,865.07
                                                            2004     23.44        26.87       15,772.24
                                                            2005     26.87        28.31       15,889.83
                                                            2006     28.31        32.54       19,152.06
                                                            2007     32.54        35.87       26,665.14

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.83       $10.50      25,553.69
                                                      2003     10.50        12.37     135,998.74
                                                      2004     12.37        13.21     144,063.98
                                                      2005     13.21        13.24     145,272.09
                                                      2006     13.24        14.27     161,155.36
                                                      2007     14.27        15.02     160,667.78

Lord Abbett Bond Debenture Division (Class E)/(b)
  /(formerly Loomis Sayles High Yield Bond Division). 2001     10.79        10.52           0.00
                                                      2002     10.52        10.83           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.23         8.49      12,002.23
                                                      2003      8.49        11.65      47,269.92
                                                      2004     11.65        12.25      55,942.48
                                                      2005     12.25        13.11      46,250.06
                                                      2006     13.11        14.78      36,783.40
                                                      2007     14.78        16.21      28,401.51

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.43        10.33           0.00
                                                      2002     10.33         8.66     172,378.33
                                                      2003      8.66        11.51     419,021.80
                                                      2004     11.51        13.16     327,734.49
                                                      2005     13.16        14.56     295,468.66
                                                      2006     14.56        15.78     290,033.92
                                                      2007     15.78        16.76     247,215.23

MetLife Stock Index Division (Class E)/(c)/.......... 2001     38.32        36.19           0.00
                                                      2002     36.19        27.70     119,578.50
                                                      2003     27.70        34.98     344,851.84
                                                      2004     34.98        38.10     429,636.65
                                                      2005     38.10        39.27     376,059.33
                                                      2006     39.27        44.67     350,967.63
                                                      2007     44.67        46.30     349,602.19

MFS(R) Research International Division (Class E)/(c)/ 2001      9.02         8.37         685.38
                                                      2002      8.37         7.30      43,753.69
                                                      2003      7.30         9.51     106,300.23
                                                      2004      9.51        11.23      93,438.81
                                                      2005     11.23        12.91     118,584.13
                                                      2006     12.91        16.15     114,284.28
                                                      2007     16.15        18.07     101,274.88

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     37.07        40.33       5,015.22
                                                      2005     40.33        40.92      12,188.95
                                                      2006     40.92        45.19       8,094.43
                                                      2007     45.19        46.42       9,651.68

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/...................................... 2001    $11.67       $11.50       6,886.22
                                                       2002     11.50         9.73     250,318.17
                                                       2003      9.73        12.03     531,019.92
                                                       2004     12.03        13.21     500,901.37
                                                       2005     13.21        12.83     471,804.15
                                                       2006     12.83        14.93     394,769.18
                                                       2007     14.93        14.15     341,495.09

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.39         8.62           0.00
                                                       2002      8.62         7.09     185,161.47
                                                       2003      7.09         9.60     490,202.46
                                                       2004      9.60        11.32     400,427.76
                                                       2005     11.32        12.62     340,743.12
                                                       2006     12.62        15.64     316,971.29
                                                       2007     15.64        17.07     271,023.80

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.40        15.09           0.00
                                                       2002     15.09        13.44      61,842.64
                                                       2003     13.44        18.08     153,070.93
                                                       2004     18.08        21.90     192,494.69
                                                       2005     21.90        24.22     185,948.75
                                                       2006     24.22        26.59     180,858.46
                                                       2007     26.59        27.09     161,904.13

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.96        12.22           0.00
                                                       2002     12.22        10.11      25,723.07
                                                       2003     10.11        13.01      87,598.04
                                                       2004     13.01        14.91      88,437.03
                                                       2005     14.91        17.08     104,706.65
                                                       2006     17.08        19.63     108,321.55
                                                       2007     19.63        20.59     110,568.99

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.25        10.44         893.80
                                                       2002     10.44        11.27     348,728.42
                                                       2003     11.27        11.61     785,206.99
                                                       2004     11.61        12.04     736,011.39
                                                       2005     12.04        12.15     770,230.72
                                                       2006     12.15        12.55     658,455.77
                                                       2007     12.55        13.33     632,285.69

RCM Technology Division (Class E)/(c)/................ 2001      7.05         6.09           0.00
                                                       2002      6.09         2.97      26,937.79
                                                       2003      2.97         4.61     282,985.19
                                                       2004      4.61         4.35     254,320.32
                                                       2005      4.35         4.78     215,482.66
                                                       2006      4.78         4.96     212,426.40
                                                       2007      4.96         6.46     228,396.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Russell 2000(R) Index Division (Class E)/(c)/......... 2001    $12.04       $11.99           0.00
                                                       2002     11.99         9.39      88,447.10
                                                       2003      9.39        13.53     283,477.35
                                                       2004     13.53        15.68     231,061.72
                                                       2005     15.68        16.16     188,559.84
                                                       2006     16.16        18.77     182,618.66
                                                       2007     18.77        18.21     157,487.90

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.67        11.53           0.00
                                                       2002     11.53         8.73      31,319.69
                                                       2003      8.73        11.24     134,850.44
                                                       2004     11.24        12.18     140,086.68
                                                       2005     12.18        12.79     150,140.67
                                                       2006     12.79        14.26     135,896.81
                                                       2007     14.26        15.37     133,360.19

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.. 2001      8.64         8.26         703.88
                                                       2002      8.26         4.56      82,736.61
                                                       2003      4.56         6.15     157,205.97
                                                       2004      6.15         7.16     167,613.18
                                                       2005      7.16         8.10     198,655.45
                                                       2006      8.10         8.50     152,035.22
                                                       2007      8.50         9.86     177,985.78

T. Rowe Price Small Cap Growth Division (Class E)/(c)/ 2001     12.30        12.11           0.00
                                                       2002     12.11         8.74      20,287.57
                                                       2003      8.74        12.13      69,711.26
                                                       2004     12.13        13.29      76,684.45
                                                       2005     13.29        14.53      89,028.74
                                                       2006     14.53        14.87      81,884.92
                                                       2007     14.87        16.09      71,559.81

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................. 2001     15.63        15.94           0.00
                                                       2002     15.94        17.20      63,409.50
                                                       2003     17.20        19.09     196,359.24
                                                       2004     19.09        20.05     189,299.59
                                                       2005     20.05        20.31     196,410.28
                                                       2006     20.31        21.01     179,284.01
                                                       2007     21.01        21.54     158,276.17

Western Asset Management U.S. Government Division
  (Class E)/(c)/...................................... 2001     14.53        14.82           0.00
                                                       2002     14.82        15.74     188,005.10
                                                       2003     15.74        15.77     313,395.25
                                                       2004     15.77        15.99     264,335.59
                                                       2005     15.99        16.03     242,161.56
                                                       2006     16.03        16.44     189,943.46
                                                       2007     16.44        16.89     166,280.80

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.80 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.10      $ 14.75     11,078.73
                                                         2007     14.75        14.95     28,326.11

American Funds Global Small Capitalization Division/(c)/ 2001     13.61        13.27          0.00
                                                         2002     13.27        10.54     21,913.48
                                                         2003     10.54        15.87     33,168.46
                                                         2004     15.87        18.81          0.00
                                                         2005     18.81        23.12     50,476.12
                                                         2006     23.12        28.13     48,084.16
                                                         2007     28.13        33.50     48,905.54

American Funds Growth Division/(c)/..................... 2001    115.03       104.01          0.00
                                                         2002    104.01        77.05     11,908.66
                                                         2003     77.05       103.38     29,210.57
                                                         2004    103.38       114.05          0.00
                                                         2005    114.05       129.97     37,762.93
                                                         2006    129.97       140.49     33,428.47
                                                         2007    140.49       154.77     30,773.52

American Funds Growth-Income Division/(c)/.............. 2001     80.70        77.36          0.00
                                                         2002     77.36        61.95     11,856.25
                                                         2003     61.95        80.45     33,120.08
                                                         2004     80.45        87.08          0.00
                                                         2005     87.08        90.39     36,847.22
                                                         2006     90.39       102.12     32,766.71
                                                         2007    102.12       105.19     29,642.17

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     35.24        33.18          0.00
                                                         2002     33.18        23.21      5,538.93
                                                         2003     23.21        32.05     10,857.62
                                                         2004     32.05        35.50     12,059.65
                                                         2005     35.50        38.54     10,541.44
                                                         2006     38.54        40.33      6,842.26
                                                         2007     40.33        47.68      6,992.79

BlackRock Bond Income Division (Class E)/(a)/........... 2002     39.52        41.59     18,136.56
                                                         2003     41.59        43.17     27,575.46
                                                         2004     43.17        44.22     27,352.41
                                                         2005     44.22        44.41     28,920.53
                                                         2006     44.41        45.48     27,734.40
                                                         2007     45.48        47.40     27,227.24

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     38.17        39.16          0.00
                                                         2002     39.16        39.56          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/.... 2001    $34.97       $34.03         216.77
                                                  2002     34.03        28.77       9,100.33
                                                  2003     28.77        34.02      21,987.52
                                                  2004     34.02        36.18      29,583.42
                                                  2005     36.18        36.59      23,569.26
                                                  2006     36.59        39.65      17,060.48
                                                  2007     39.65        41.16      15,523.04

BlackRock Large Cap Core Division* (Class E)/(m)/ 2007     72.68        73.17       6,596.08

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/..... 2001     65.61        61.14         182.54
                                                  2002     61.14        44.31       5,944.65
                                                  2003     44.31        56.59      12,254.04
                                                  2004     56.59        61.53      12,114.36
                                                  2005     61.53        62.52       9,781.28
                                                  2006     62.52        69.95       6,295.52
                                                  2007     69.95        73.29           0.00

BlackRock Large Cap Value Division (Class E)/(d)/ 2002     10.00         7.90       1,314.47
                                                  2003      7.90        10.51      15,353.02
                                                  2004     10.51        11.69      28,767.25
                                                  2005     11.69        12.14      28,964.83
                                                  2006     12.14        14.21      39,442.04
                                                  2007     14.21        14.41      32,913.69

BlackRock Money Market Division (Class E)/(f)/... 2003     20.89        20.73           0.00
                                                  2004     20.73        20.53           0.00
                                                  2005     20.53        20.71           0.00
                                                  2006     20.71        21.29           0.00
                                                  2007     21.29        21.94           0.00

BlackRock Strategic Value Division (Class E)/(c)/ 2001     14.15        13.89       1,913.57
                                                  2002     13.89        10.71      69,276.42
                                                  2003     10.71        15.77     125,325.24
                                                  2004     15.77        17.84     131,251.05
                                                  2005     17.84        18.22     107,057.96
                                                  2006     18.22        20.87      83,495.52
                                                  2007     20.87        19.76      72,555.51

Davis Venture Value Division (Class E)/(c)/...... 2001     26.45        25.70       1,042.82
                                                  2002     25.70        21.06       8,348.55
                                                  2003     21.06        27.04      27,361.56
                                                  2004     27.04        29.78      43,083.43
                                                  2005     29.78        32.22      50,363.72
                                                  2006     32.22        36.21      57,658.41
                                                  2007     36.21        37.13      52,841.38

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c)/ /(h)/ 2001    $17.89       $15.37        502.39
                                                       2002     15.37        10.69      5,714.40
                                                       2003     10.69        14.13      8,156.23
                                                       2004     14.13        16.24     21,466.02
                                                       2005     16.24        17.02     19,312.77
                                                       2006     17.02        18.68     15,874.21
                                                       2007     18.68        19.84     16,521.86

FI Value Leaders Division (Class E)/(d)/.............. 2002     21.93        18.00        332.24
                                                       2003     18.00        22.41      3,308.58
                                                       2004     22.41        24.99      3,475.82
                                                       2005     24.99        27.13      4,709.99
                                                       2006     27.13        29.79      4,285.98
                                                       2007     29.79        30.44      3,397.64

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/...................................... 2001      9.16         8.77          0.00
                                                       2002      8.77         6.21     15,804.88
                                                       2003      6.21         8.83     40,793.11
                                                       2004      8.83         9.65     32,953.14
                                                       2005      9.65         9.90     26,405.22
                                                       2006      9.90        10.68     22,498.07
                                                       2007     10.68        10.96     19,778.24

Harris Oakmark Focused Value Division (Class E)/(c)/.. 2001     24.58        25.38      1,263.87
                                                       2002     25.38        22.69     27,595.16
                                                       2003     22.69        29.51     59,946.84
                                                       2004     29.51        31.82     72,274.83
                                                       2005     31.82        34.32     65,042.36
                                                       2006     34.32        37.85     62,213.57
                                                       2007     37.85        34.57     52,866.08

Harris Oakmark International Division (Class E)/(d)/.. 2002     10.57         8.79      8,347.86
                                                       2003      8.79        11.67     12,877.02
                                                       2004     11.67        13.83     17,894.61
                                                       2005     13.83        15.53     27,126.37
                                                       2006     15.53        19.67     45,874.36
                                                       2007     19.67        19.12     28,386.07

Jennison Growth Division (Class E)/(c)/ /(g)/......... 2005      3.99         4.78     45,372.85
                                                       2006      4.78         4.82     39,376.17
                                                       2007      4.82         5.28     38,796.43

Jennison Growth Division (Class E)/(c)/ /(g)/
  (formerly Met/Putnam Voyager Division).............. 2001      5.36         4.89          0.00
                                                       2002      4.89         3.41     35,397.61
                                                       2003      3.41         4.21     39,728.83
                                                       2004      4.21         4.32     40,694.70
                                                       2005      4.32         3.95     40,675.99

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001    $11.76       $10.98       1,298.28
                                                            2002     10.98         8.88      17,137.21
                                                            2003      8.88        11.16      28,017.90
                                                            2004     11.16        12.93      28,339.03
                                                            2005     12.93        14.96      25,342.92
                                                            2006     14.96        17.09      28,493.39
                                                            2007     17.09        18.50      29,010.54

Lazard Mid Cap Division (Class E)/(d)/..................... 2002     11.37         9.63       1,007.93
                                                            2003      9.63        11.95      20,956.54
                                                            2004     11.95        13.43      10,054.92
                                                            2005     13.43        14.28       9,683.75
                                                            2006     14.28        16.09       7,740.24
                                                            2007     16.09        15.38      10,364.86

Legg Mason Partners Aggressive Growth (Class E)/(e)/....... 2003      5.51         6.70       9,963.30
                                                            2004      6.70         7.15       6,085.33
                                                            2005      7.15         7.98       5,227.80
                                                            2006      7.98         7.72       5,135.36
                                                            2007      7.72         7.75       4,436.92

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)....................... 2001      8.85         7.72           0.00
                                                            2002      7.72         5.25      22,482.17
                                                            2003      5.25         5.51           0.00

Legg Mason Value Equity (Class E)/(c)/ /(l)/............... 2006      9.17         9.80     108,987.74
                                                            2007      9.80         9.07     109,398.12

Legg Mason Value Equity (Class E)/(c)/ /(l)/
  (formerly MFS(R) Investors Trust Division)............... 2001      8.64         8.20           0.00
                                                            2002      8.20         6.42       2,412.78
                                                            2003      6.42         7.67      69,949.34
                                                            2004      7.67         8.38     117,348.74
                                                            2005      8.38         8.82     108,896.99
                                                            2006      8.82         9.21     108,721.48

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/........................................... 2001     11.06        11.26       1,381.45
                                                            2002     11.26        12.17     101,636.24
                                                            2003     12.17        12.37     146,566.00
                                                            2004     12.37        12.63     160,937.89
                                                            2005     12.63        12.65     145,025.41
                                                            2006     12.65        12.91     152,282.73
                                                            2007     12.91        13.53     139,511.09

Loomis Sayles Small Cap Division (Class E)/(c)/............ 2001     22.29        21.79           0.00
                                                            2002     21.79        16.76       1,484.27
                                                            2003     16.76        22.44       2,345.86
                                                            2004     22.44        25.61       2,256.23
                                                            2005     25.61        26.86       1,844.68
                                                            2006     26.86        30.74       2,132.31
                                                            2007     30.74        33.73       2,727.85

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.58       $10.23      13,746.63
                                                      2003     10.23        12.00      39,415.43
                                                      2004     12.00        12.75      33,886.01
                                                      2005     12.75        12.73      31,329.92
                                                      2006     12.73        13.65      31,625.30
                                                      2007     13.65        14.31      31,131.93

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001     10.57        10.30           0.00
                                                      2002     10.30        10.58           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.20         8.45           0.00
                                                      2003      8.45        11.53      22,282.93
                                                      2004     11.53        12.07      20,763.27
                                                      2005     12.07        12.86      20,416.74
                                                      2006     12.86        14.43      17,594.89
                                                      2007     14.43        15.76      14,744.86

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.38        10.26           0.00
                                                      2002     10.26         8.56      44,477.82
                                                      2003      8.56        11.33      67,406.81
                                                      2004     11.33        12.90      68,381.95
                                                      2005     12.90        14.21      58,401.15
                                                      2006     14.21        15.33      55,706.01
                                                      2007     15.33        16.21      54,535.88

MetLife Stock Index Division (Class E)/(c)/.......... 2001     36.43        34.34         671.77
                                                      2002     34.34        26.17      41,120.31
                                                      2003     26.17        32.89      79,268.86
                                                      2004     32.89        35.66     118,801.55
                                                      2005     35.66        36.60      89,671.46
                                                      2006     36.60        41.44      74,942.80
                                                      2007     41.44        42.76      71,195.33

MFS(R) Research International Division (Class E)/(c)/ 2001      9.00         8.34           0.00
                                                      2002      8.34         7.24      25,190.05
                                                      2003      7.24         9.39      33,498.87
                                                      2004      9.39        11.04      41,768.42
                                                      2005     11.04        12.63      27,894.46
                                                      2006     12.63        15.73      28,180.50
                                                      2007     15.73        17.52      40,426.07

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     34.34        37.24           0.00
                                                      2005     37.24        37.62       1,263.35
                                                      2006     37.62        41.36       2,345.10
                                                      2007     41.36        42.29       2,946.81

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/...................................... 2001    $11.53       $11.34       3,046.37
                                                       2002     11.34         9.55      81,665.64
                                                       2003      9.55        11.75     187,898.97
                                                       2004     11.75        12.85     191,141.96
                                                       2005     12.85        12.42     179,104.51
                                                       2006     12.42        14.39     131,825.95
                                                       2007     14.39        13.58     112,403.00

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.28         8.50       1,841.72
                                                       2002      8.50         6.96      72,511.97
                                                       2003      6.96         9.38     112,355.06
                                                       2004      9.38        11.01     115,802.07
                                                       2005     11.01        12.22      84,285.99
                                                       2006     12.22        15.08      71,440.05
                                                       2007     15.08        16.38      60,548.48

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.21        14.87           0.00
                                                       2002     14.87        13.19      21,689.33
                                                       2003     13.19        17.67      66,851.01
                                                       2004     17.67        21.31      98,462.11
                                                       2005     21.31        23.46     107,470.16
                                                       2006     23.46        25.64      90,273.43
                                                       2007     25.64        26.00      92,906.71

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.71        11.96       3,103.32
                                                       2002     11.96         9.85      10,581.89
                                                       2003      9.85        12.62      20,427.99
                                                       2004     12.62        14.39      20,725.47
                                                       2005     14.39        16.41      16,532.53
                                                       2006     16.41        18.78      13,384.48
                                                       2007     18.78        19.61      11,164.26

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.23        10.40       1,386.44
                                                       2002     10.40        11.18      82,660.48
                                                       2003     11.18        11.46     166,141.39
                                                       2004     11.46        11.83     121,208.87
                                                       2005     11.83        11.89     132,290.87
                                                       2006     11.89        12.22      86,819.21
                                                       2007     12.22        12.92      85,529.56

RCM Technology Division (Class E)/(c)/................ 2001      7.03         6.07           0.00
                                                       2002      6.07         2.94      14,254.00
                                                       2003      2.94         4.55      47,156.95
                                                       2004      4.55         4.28      45,287.82
                                                       2005      4.28         4.67      42,402.55
                                                       2006      4.67         4.83      36,122.67
                                                       2007      4.83         6.26      32,236.44

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Russell 2000(R) Index Division (Class E)/(c)/......... 2001    $11.89       $11.82         717.97
                                                       2002     11.82         9.22      32,103.24
                                                       2003      9.22        13.22      57,338.41
                                                       2004     13.22        15.26      57,531.84
                                                       2005     15.26        15.65      63,815.41
                                                       2006     15.65        18.09      40,652.10
                                                       2007     18.09        17.47      36,665.05

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.52        11.37         988.35
                                                       2002     11.37         8.56      30,756.22
                                                       2003      8.56        10.99      55,519.83
                                                       2004     10.99        11.85      52,958.89
                                                       2005     11.85        12.39      49,905.75
                                                       2006     12.39        13.74      46,920.80
                                                       2007     13.74        14.75      42,347.35

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.. 2001      8.62         8.22       1,378.37
                                                       2002      8.22         4.52      58,881.91
                                                       2003      4.52         6.07      89,716.97
                                                       2004      6.07         7.04      94,743.41
                                                       2005      7.04         7.92     106,030.37
                                                       2006      7.92         8.28      59,308.89
                                                       2007      8.28         9.56      85,597.20

T. Rowe Price Small Cap Growth Division (Class E)/(c)/ 2001     12.06        11.85           0.00
                                                       2002     11.85         8.52      15,594.55
                                                       2003      8.52        11.77      26,823.96
                                                       2004     11.77        12.83      27,130.09
                                                       2005     12.83        13.97      26,757.08
                                                       2006     13.97        14.22      25,726.37
                                                       2007     14.22        15.32      23,752.75

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................. 2001     15.16        15.43       1,007.68
                                                       2002     15.43        16.58       5,941.77
                                                       2003     16.58        18.32      26,730.46
                                                       2004     18.32        19.15      31,916.01
                                                       2005     19.15        19.32      48,019.14
                                                       2006     19.32        19.89      45,738.69
                                                       2007     19.89        20.30      39,084.69

Western Asset Management U.S. Government Division
  (Class E)/(c)/...................................... 2001     14.10        14.35           0.00
                                                       2002     14.35        15.17      25,521.35
                                                       2003     15.17        15.13      41,839.55
                                                       2004     15.13        15.28      39,518.29
                                                       2005     15.28        15.24      38,078.20
                                                       2006     15.24        15.57      33,343.12
                                                       2007     15.57        15.92      25,692.15

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.90 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.98      $ 14.61      8,302.42
                                                         2007     14.61        14.79     45,731.95

American Funds Global Small Capitalization Division/(c)/ 2001     13.57        13.22          0.00
                                                         2002     13.22        10.49      3,013.91
                                                         2003     10.49        15.78     24,019.52
                                                         2004     15.78        18.68     75,500.24
                                                         2005     18.68        22.95     75,518.87
                                                         2006     22.95        27.89     65,936.39
                                                         2007     27.89        33.18     69,803.28

American Funds Growth Division/(c)/..................... 2001    113.04       102.16          0.00
                                                         2002    102.16        75.61      1,405.54
                                                         2003     75.61       101.34     18,951.53
                                                         2004    101.34       111.69     41,274.48
                                                         2005    111.69       127.15     35,235.78
                                                         2006    127.15       137.31     29,683.32
                                                         2007    137.31       151.12     28,363.02

American Funds Growth-Income Division/(c)/.............. 2001     79.30        75.99          0.00
                                                         2002     75.99        60.79        738.38
                                                         2003     60.79        78.87     24,558.88
                                                         2004     78.87        85.28     46,623.82
                                                         2005     85.28        88.43     35,378.65
                                                         2006     88.43        99.81     32,205.65
                                                         2007     99.81       102.71     30,390.79

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     34.78        32.73          0.00
                                                         2002     32.73        22.87        808.71
                                                         2003     22.87        31.55      5,530.73
                                                         2004     31.55        34.91     27,569.27
                                                         2005     34.91        37.87     25,733.02
                                                         2006     37.87        39.58     17,566.02
                                                         2007     39.58        46.75     16,376.38

BlackRock Bond Income Division (Class E)/(a)/........... 2002     38.79        40.79      3,343.04
                                                         2003     40.79        42.30     12,029.75
                                                         2004     42.30        43.27     31,709.92
                                                         2005     43.27        43.42     30,252.66
                                                         2006     43.42        44.42     25,791.23
                                                         2007     44.42        46.25     20,574.99

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     37.48        38.44          0.00
                                                         2002     38.44        38.83          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/.... 2001    $34.45       $33.51           0.00
                                                  2002     33.51        28.30         189.63
                                                  2003     28.30        33.43      43,259.47
                                                  2004     33.43        35.52      61,426.46
                                                  2005     35.52        35.88      60,737.04
                                                  2006     35.88        38.84      27,167.96
                                                  2007     38.84        40.28      31,799.50

BlackRock Large Cap Core Division* (Class E)/(m)/ 2007     70.96        71.39      10,183.43

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/..... 2001     64.44        60.01           0.00
                                                  2002     60.01        43.45         971.49
                                                  2003     43.45        55.44       4,833.79
                                                  2004     55.44        60.22      13,651.94
                                                  2005     60.22        61.13      13,079.30
                                                  2006     61.13        68.33      11,830.71
                                                  2007     68.33        71.56           0.00

BlackRock Large Cap Value Division (Class E)/(d)/ 2002     10.00         7.89           0.00
                                                  2003      7.89        10.49      11,432.11
                                                  2004     10.49        11.66      39,678.29
                                                  2005     11.66        12.09      36,886.96
                                                  2006     12.09        14.15      36,842.26
                                                  2007     14.15        14.33      41,901.90

BlackRock Money Market Division (Class E)/(f)/... 2003     20.49        20.31      14,986.46
                                                  2004     20.31        20.09       6,733.03
                                                  2005     20.09        20.25       6,206.05
                                                  2006     20.25        20.80     116,864.92
                                                  2007     20.80        21.41     133,941.33

BlackRock Strategic Value Division (Class E)/(c)/ 2001     14.14        13.87           0.00
                                                  2002     13.87        10.68      12,682.58
                                                  2003     10.68        15.72      91,986.55
                                                  2004     15.72        17.76     240,550.97
                                                  2005     17.76        18.12     173,335.54
                                                  2006     18.12        20.74     141,003.70
                                                  2007     20.74        19.62     127,084.88

Davis Venture Value Division (Class E)/(c)/...... 2001     26.27        25.51           0.00
                                                  2002     25.51        20.89         244.74
                                                  2003     20.89        26.80       7,277.40
                                                  2004     26.80        29.48      25,502.28
                                                  2005     29.48        31.86      28,292.41
                                                  2006     31.86        35.77      29,164.26
                                                  2007     35.77        36.65      29,560.06

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c)/ /(h)/ 2001    $17.81       $15.30          0.00
                                                       2002     15.30        10.63      3,208.29
                                                       2003     10.63        14.04      7,155.17
                                                       2004     14.04        16.11     80,222.93
                                                       2005     16.11        16.87     27,038.96
                                                       2006     16.87        18.49     22,095.35
                                                       2007     18.49        19.63     22,599.70

FI Value Leaders Division (Class E)/(d)/.............. 2002     21.73        17.83          0.00
                                                       2003     17.83        22.17      1,175.26
                                                       2004     22.17        24.70      6,036.48
                                                       2005     24.70        26.79     10,879.80
                                                       2006     26.79        29.38     10,192.08
                                                       2007     29.38        29.99     10,652.42

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/...................................... 2001      9.16         8.76          0.00
                                                       2002      8.76         6.20        334.60
                                                       2003      6.20         8.81      9,870.44
                                                       2004      8.81         9.61     21,119.63
                                                       2005      9.61         9.85     17,329.02
                                                       2006      9.85        10.62     14,849.70
                                                       2007     10.62        10.89     14,540.16

Harris Oakmark Focused Value Division (Class E)/(c)/.. 2001     24.37        25.16          0.00
                                                       2002     25.16        22.47      4,547.75
                                                       2003     22.47        29.20     26,518.38
                                                       2004     29.20        31.45     51,174.27
                                                       2005     31.45        33.89     47,002.14
                                                       2006     33.89        37.34     42,284.04
                                                       2007     37.34        34.07     38,147.80

Harris Oakmark International Division (Class E)/(d)/.. 2002     10.56         8.78      2,920.56
                                                       2003      8.78        11.64      7,171.53
                                                       2004     11.64        13.79     52,024.04
                                                       2005     13.79        15.46     56,065.91
                                                       2006     15.46        19.57     73,277.49
                                                       2007     19.57        19.01     65,916.50

Jennison Growth Division (Class E)/(c)/ /(g)/......... 2005      3.97         4.76     31,624.41
                                                       2006      4.76         4.79     22,061.13
                                                       2007      4.79         5.24      9,107.69

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division).............. 2001      5.35         4.88          0.00
                                                       2002      4.88         3.40      1,383.77
                                                       2003      3.40         4.19     15,392.07
                                                       2004      4.19         4.30     22,107.36
                                                       2005      4.30         3.93     22,269.49

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001    $11.64       $10.86           0.00
                                                            2002     10.86         8.78       1,771.31
                                                            2003      8.78        11.02       7,486.93
                                                            2004     11.02        12.76      13,045.37
                                                            2005     12.76        14.75      12,454.27
                                                            2006     14.75        16.82      20,085.13
                                                            2007     16.82        18.19      20,793.95

Lazard Mid Cap Division (Class E)/(d)/..................... 2002     11.36         9.61           0.00
                                                            2003      9.61        11.92       3,997.79
                                                            2004     11.92        13.39      22,734.48
                                                            2005     13.39        14.22      17,991.04
                                                            2006     14.22        16.01      23,011.11
                                                            2007     16.01        15.29      17,686.83

Legg Mason Partners Aggressive Growth (Class E)/(e)/....... 2003      5.50         6.69       9,828.64
                                                            2004      6.69         7.12      14,079.78
                                                            2005      7.12         7.95      17,725.36
                                                            2006      7.95         7.67      15,578.74
                                                            2007      7.67         7.70      10,782.29

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)....................... 2001      8.85         7.72           0.00
                                                            2002      7.72         5.25         201.87
                                                            2003      5.25         5.50           0.00

Legg Mason Value Equity (Class E)/(c)/ /(l)/............... 2006      9.10         9.73       2,149.98
                                                            2007      9.73         8.99       2,511.02

Legg Mason Value Equity (Class E)/(c)/ /(l)/
  (formerly MFS(R) Investors Trust Division)............... 2001      8.62         8.18           0.00
                                                            2002      8.18         6.40         924.89
                                                            2003      6.40         7.63       1,538.73
                                                            2004      7.63         8.33       3,515.44
                                                            2005      8.33         8.76       2,866.69
                                                            2006      8.76         9.14       2,844.02

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/........................................... 2001     11.03        11.22           0.00
                                                            2002     11.22        12.12      15,993.09
                                                            2003     12.12        12.31     102,537.01
                                                            2004     12.31        12.55     332,741.42
                                                            2005     12.55        12.56     351,512.09
                                                            2006     12.56        12.80     299,065.59
                                                            2007     12.80        13.40     279,476.93

Loomis Sayles Small Cap Division (Class E)/(c)/............ 2001     22.13        21.62           0.00
                                                            2002     21.62        16.62       1,466.98
                                                            2003     16.62        22.22       6,563.89
                                                            2004     22.22        25.34       9,684.82
                                                            2005     25.34        26.55      10,412.49
                                                            2006     26.55        30.35      15,689.55
                                                            2007     30.35        33.27      11,368.47

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.53       $10.17       1,415.92
                                                      2003     10.17        11.91      26,068.51
                                                      2004     11.91        12.65      64,145.58
                                                      2005     12.65        12.61      64,834.29
                                                      2006     12.61        13.51      55,060.04
                                                      2007     13.51        14.15      63,217.97

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001     10.53        10.25           0.00
                                                      2002     10.25        10.53           0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.20         8.44           0.00
                                                      2003      8.44        11.51       3,308.75
                                                      2004     11.51        12.03       6,104.99
                                                      2005     12.03        12.81       5,771.26
                                                      2006     12.81        14.36       6,166.00
                                                      2007     14.36        15.66       7,295.83

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.37        10.24           0.00
                                                      2002     10.24         8.54       4,534.88
                                                      2003      8.54        11.29      52,015.85
                                                      2004     11.29        12.84      88,555.01
                                                      2005     12.84        14.13      83,733.92
                                                      2006     14.13        15.23      81,561.45
                                                      2007     15.23        16.09      65,302.45

MetLife Stock Index Division (Class E)/(c)/.......... 2001     36.02        33.94           0.00
                                                      2002     33.94        25.84       5,769.72
                                                      2003     25.84        32.45      52,164.34
                                                      2004     32.45        35.14     187,618.58
                                                      2005     35.14        36.03     188,827.97
                                                      2006     36.03        40.76     170,324.27
                                                      2007     40.76        42.01     159,758.97

MFS(R) Research International Division (Class E)/(c)/ 2001      8.99         8.33           0.00
                                                      2002      8.33         7.22         471.26
                                                      2003      7.22         9.36      15,286.66
                                                      2004      9.36        10.99      21,493.41
                                                      2005     10.99        12.57      20,177.00
                                                      2006     12.57        15.64      51,532.57
                                                      2007     15.64        17.40      56,117.46

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     33.76        36.59       3,816.14
                                                      2005     36.59        36.93      15,082.43
                                                      2006     36.93        40.56      38,985.17
                                                      2007     40.56        41.43      55,843.58

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/...................................... 2001    $11.49       $11.31           0.00
                                                       2002     11.31         9.51      14,199.01
                                                       2003      9.51        11.69      47,343.51
                                                       2004     11.69        12.77     119,572.47
                                                       2005     12.77        12.34     109,224.41
                                                       2006     12.34        14.28      92,846.80
                                                       2007     14.28        13.45      74,177.43

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.25         8.47           0.00
                                                       2002      8.47         6.93       7,162.93
                                                       2003      6.93         9.34     144,270.47
                                                       2004      9.34        10.94     212,515.85
                                                       2005     10.94        12.13     116,909.90
                                                       2006     12.13        14.96     111,174.05
                                                       2007     14.96        16.23     103,672.89

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.17        14.83           0.00
                                                       2002     14.83        13.13       1,354.01
                                                       2003     13.13        17.58      13,934.84
                                                       2004     17.58        21.18      59,566.68
                                                       2005     21.18        23.29      68,756.49
                                                       2006     23.29        25.43      52,627.44
                                                       2007     25.43        25.76      54,595.36

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.65        11.90           0.00
                                                       2002     11.90         9.79         563.53
                                                       2003      9.79        12.53       7,699.28
                                                       2004     12.53        14.28      13,820.88
                                                       2005     14.28        16.27      12,974.62
                                                       2006     16.27        18.60      13,594.90
                                                       2007     18.60        19.40      13,438.30

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.22        10.39           0.00
                                                       2002     10.39        11.16       9,547.17
                                                       2003     11.16        11.43      91,741.16
                                                       2004     11.43        11.78     221,502.98
                                                       2005     11.78        11.83     228,104.58
                                                       2006     11.83        12.15     134,722.82
                                                       2007     12.15        12.83     148,495.59

RCM Technology Division (Class E)/(c)/................ 2001      7.03         6.06           0.00
                                                       2002      6.06         2.94           0.00
                                                       2003      2.94         4.54      38,716.32
                                                       2004      4.54         4.26     131,230.36
                                                       2005      4.26         4.65      86,013.73
                                                       2006      4.65         4.81      73,827.22
                                                       2007      4.81         6.22      63,124.39

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Russell 2000(R) Index Division (Class E)/(c)/......... 2001    $11.86       $11.78          0.00
                                                       2002     11.78         9.18      3,089.33
                                                       2003      9.18        13.15     25,917.46
                                                       2004     13.15        15.16     50,459.09
                                                       2005     15.16        15.53     50,049.99
                                                       2006     15.53        17.94     49,117.28
                                                       2007     17.94        17.31     43,566.62

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.49        11.33          0.00
                                                       2002     11.33         8.53        988.89
                                                       2003      8.53        10.93      7,368.15
                                                       2004     10.93        11.77     26,406.23
                                                       2005     11.77        12.30     24,290.61
                                                       2006     12.30        13.63     21,458.90
                                                       2007     13.63        14.61     29,530.51

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.. 2001      8.62         8.22          0.00
                                                       2002      8.22         4.51      5,956.41
                                                       2003      4.51         6.05     25,976.24
                                                       2004      6.05         7.01     48,313.85
                                                       2005      7.01         7.88     57,643.02
                                                       2006      7.88         8.23     52,037.86
                                                       2007      8.23         9.49     70,258.72

T. Rowe Price Small Cap Growth Division (Class E)/(c)/ 2001     12.00        11.79          0.00
                                                       2002     11.79         8.47        740.80
                                                       2003      8.47        11.69      6,820.69
                                                       2004     11.69        12.73     10,507.64
                                                       2005     12.73        13.84     10,450.91
                                                       2006     13.84        14.08      9,325.47
                                                       2007     14.08        15.15     13,575.06

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................. 2001     15.06        15.32          0.00
                                                       2002     15.32        16.44      2,032.45
                                                       2003     16.44        18.15     38,842.28
                                                       2004     18.15        18.96     84,855.05
                                                       2005     18.96        19.10     84,331.83
                                                       2006     19.10        19.65     74,108.61
                                                       2007     19.65        20.03     55,755.70

Western Asset Management U.S. Government Division
  (Class E)/(c)/...................................... 2001     14.00        14.25          0.00
                                                       2002     14.25        15.05      1,434.01
                                                       2003     15.05        14.99     61,521.19
                                                       2004     14.99        15.12     33,227.70
                                                       2005     15.12        15.07     29,759.10
                                                       2006     15.07        15.38     24,235.19
                                                       2007     15.38        15.71     27,578.09

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
At 2.15 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006   $ 13.85      $ 14.47      29,754.86
                                                         2007     14.47        14.63      65,533.52

American Funds Global Small Capitalization Division/(c)/ 2004     15.69        18.56      22,855.68
                                                         2005     18.56        22.77      65,511.64
                                                         2006     22.77        27.65     148,347.38
                                                         2007     27.65        32.86     210,517.72

American Funds Growth Division/(c)/..................... 2004     99.40       109.43      14,058.69
                                                         2005    109.43       124.46      31,533.74
                                                         2006    124.46       134.26      54,896.22
                                                         2007    134.26       147.62      72,479.89

American Funds Growth-Income Division/(c)/.............. 2004     77.35        83.56      19,344.03
                                                         2005     83.56        86.56      42,140.74
                                                         2006     86.56        97.60      63,265.18
                                                         2007     97.60       100.33      67,965.08

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.00 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.85      $ 14.47      9,595.57
                                                         2007     14.47        14.63        927.95

American Funds Global Small Capitalization Division/(c)/ 2001     13.53        13.18          0.00
                                                         2002     13.18        10.44      1,924.46
                                                         2003     10.44        15.69      2,413.26
                                                         2004     15.69        18.56      4,253.14
                                                         2005     18.56        22.77      3,720.80
                                                         2006     22.77        27.65      3,462.82
                                                         2007     27.65        32.86      4,490.02

American Funds Growth Division/(c)/..................... 2001    111.07       100.35          0.00
                                                         2002    100.35        74.19        775.60
                                                         2003     74.19        99.35      1,311.12
                                                         2004     99.35       109.38      1,952.69
                                                         2005    109.38       124.40      1,814.05
                                                         2006    124.40       134.20      1,100.43
                                                         2007    134.20       147.55        915.88

American Funds Growth-Income Division/(c)/.............. 2001     77.93        74.64          0.00
                                                         2002     74.64        59.65         56.63
                                                         2003     59.65        77.32        453.38
                                                         2004     77.32        83.52      1,755.10
                                                         2005     83.52        86.51      2,396.81
                                                         2006     86.51        97.55      2,471.57
                                                         2007     97.55       100.28      1,805.14

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     34.32        32.29          0.00
                                                         2002     32.29        22.53          0.00
                                                         2003     22.53        31.06        454.93
                                                         2004     31.06        34.33        609.77
                                                         2005     34.33        37.20        168.68
                                                         2006     37.20        38.85        280.97
                                                         2007     38.85        45.84         66.66

BlackRock Bond Income Division (Class E)/(a)/........... 2002     38.06        40.00        845.31
                                                         2003     40.00        41.44      2,036.78
                                                         2004     41.44        42.35      2,439.73
                                                         2005     42.35        42.45      2,435.95
                                                         2006     42.45        43.39      2,336.62
                                                         2007     43.39        45.13      1,678.87

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     36.81        37.73          0.00
                                                         2002     37.73        38.10          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/....... 2001    $33.93       $32.99          0.00
                                                     2002     32.99        27.83        110.91
                                                     2003     27.83        32.85      2,511.68
                                                     2004     32.85        34.87      3,197.98
                                                     2005     34.87        35.19      3,169.34
                                                     2006     35.19        38.05      2,843.78
                                                     2007     38.05        39.43      2,156.45

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     69.29        69.66        261.41

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001     63.28        58.91          0.00
                                                     2002     58.91        42.61        172.39
                                                     2003     42.61        54.32        439.64
                                                     2004     54.32        58.94        440.30
                                                     2005     58.94        59.77        438.56
                                                     2006     59.77        66.74        262.09
                                                     2007     66.74        69.88          0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.89          0.00
                                                     2003      7.89        10.47          0.00
                                                     2004     10.47        11.63      3,355.84
                                                     2005     11.63        12.05      3,253.52
                                                     2006     12.05        14.08     10,312.76
                                                     2007     14.08        14.25      7,698.10

BlackRock Money Market Division (Class E)/(f)/...... 2003     20.09        19.90          0.00
                                                     2004     19.90        19.67          0.00
                                                     2005     19.67        19.81          0.00
                                                     2006     19.81        20.32          0.00
                                                     2007     20.32        20.90      2,104.88

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.12        13.85          0.00
                                                     2002     13.85        10.66      6,524.30
                                                     2003     10.66        15.66      9,114.63
                                                     2004     15.66        17.68     10,966.08
                                                     2005     17.68        18.02      9,004.66
                                                     2006     18.02        20.60      4,338.64
                                                     2007     20.60        19.47      3,992.12

Davis Venture Value Division (Class E)/(c)/......... 2001     26.10        25.33          0.00
                                                     2002     25.33        20.72      2,606.09
                                                     2003     20.72        26.55      2,989.29
                                                     2004     26.55        29.18      3,062.57
                                                     2005     29.18        31.51      3,023.48
                                                     2006     31.51        35.34         83.25
                                                     2007     35.34        36.17          0.00

FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001     17.73        15.22          0.00
                                                     2002     15.22        10.57      6,002.79
                                                     2003     10.57        13.94      6,760.48
                                                     2004     13.94        15.99      6,680.92
                                                     2005     15.99        16.73      6,442.97
                                                     2006     16.73        18.31      1,543.32
                                                     2007     18.31        19.42        963.28

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................... 2002    $21.54       $17.65          0.00
                                                            2003     17.65        21.93          0.00
                                                            2004     21.93        24.42          0.00
                                                            2005     24.42        26.45          0.00
                                                            2006     26.45        28.98        489.13
                                                            2007     28.98        29.55          0.00

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/........................................... 2001      9.16         8.76          0.00
                                                            2002      8.76         6.19          0.00
                                                            2003      6.19         8.78      1,775.24
                                                            2004      8.78         9.57      2,836.43
                                                            2005      9.57         9.81        222.62
                                                            2006      9.81        10.56        719.67
                                                            2007     10.56        10.81        239.96

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     24.17        24.94          0.00
                                                            2002     24.94        22.25      2,762.36
                                                            2003     22.25        28.89      4,464.34
                                                            2004     28.89        31.08      5,088.39
                                                            2005     31.08        33.46      4,099.48
                                                            2006     33.46        36.83      1,448.01
                                                            2007     36.83        33.57        861.56

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.56         8.77          0.00
                                                            2003      8.77        11.62          0.00
                                                            2004     11.62        13.74      2,210.94
                                                            2005     13.74        15.39      1,658.00
                                                            2006     15.39        19.47      5,010.11
                                                            2007     19.47        18.89      3,906.17

Jennison Growth Division (Class E)/(c) (g)/................ 2005      3.95         4.73          0.00
                                                            2006      4.73         4.76      1,264.20
                                                            2007      4.76         5.20        657.80

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)................... 2001      5.35         4.87          0.00
                                                            2002      4.87         3.39          0.00
                                                            2003      3.39         4.18          0.00
                                                            2004      4.18         4.28          0.53
                                                            2005      4.28         3.91          0.00

Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001     11.52        10.75          0.00
                                                            2002     10.75         8.68      5,786.60
                                                            2003      8.68        10.88      6,601.98
                                                            2004     10.88        12.58      6,573.98
                                                            2005     12.58        14.53      7,616.03
                                                            2006     14.53        16.56      2,330.33
                                                            2007     16.56        17.89      2,107.18

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
Lazard Mid Cap Division (Class E)/(d)/.............. 2002    $11.35       $ 9.60          0.00
                                                     2003      9.60        11.89          0.00
                                                     2004     11.89        13.34        267.45
                                                     2005     13.34        14.16        266.14
                                                     2006     14.16        15.92      1,587.63
                                                     2007     15.92        15.19        323.41

Legg Mason Partners Aggressive Growth (Class E)/(e)/ 2003      5.49         6.67        320.69
                                                     2004      6.67         7.10        284.39
                                                     2005      7.10         7.91        250.21
                                                     2006      7.91         7.63      2,061.90
                                                     2007      7.63         7.65        189.47

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................ 2001      8.85         7.71          0.00
                                                     2002      7.71         5.24          0.00
                                                     2003      5.24         5.49          0.00

Legg Mason Value Equity (Class E)/(c) (l)/.......... 2006      9.04         9.66        302.93
                                                     2007      9.66         8.91          0.00

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)........ 2001      8.60         8.16          0.00
                                                     2002      8.16         6.38          0.00
                                                     2003      6.38         7.60          0.00
                                                     2004      7.60         8.28          0.00
                                                     2005      8.28         8.70          0.00
                                                     2006      8.70         9.08          0.00

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................... 2001     11.00        11.19          0.00
                                                     2002     11.19        12.07      5,472.32
                                                     2003     12.07        12.24     16,394.16
                                                     2004     12.24        12.47     41,555.07
                                                     2005     12.47        12.47     54,822.25
                                                     2006     12.47        12.70     31,065.87
                                                     2007     12.70        13.28     22,432.43

Loomis Sayles Small Cap Division (Class E)/(c)/..... 2001     21.97        21.45          0.00
                                                     2002     21.45        16.48          0.00
                                                     2003     16.48        22.01        214.38
                                                     2004     22.01        25.07        214.24
                                                     2005     25.07        26.24        214.00
                                                     2006     26.24        29.97        214.00
                                                     2007     29.97        32.82      1,532.45

Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002     10.47        10.11          0.00
                                                     2003     10.11        11.83      1,134.38
                                                     2004     11.83        12.55      1,509.40
                                                     2005     12.55        12.50      1,755.64
                                                     2006     12.50        13.38      1,440.03
                                                     2007     13.38        14.00      7,115.18

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001    $10.48       $10.20          0.00
                                                      2002     10.20        10.47          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.19         8.43          0.00
                                                      2003      8.43        11.48        413.02
                                                      2004     11.48        11.99        412.75
                                                      2005     11.99        12.75        412.27
                                                      2006     12.75        14.28      1,899.08
                                                      2007     14.28        15.57        412.97

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.36        10.23          0.00
                                                      2002     10.23         8.52        992.19
                                                      2003      8.52        11.25      3,230.22
                                                      2004     11.25        12.78      6,267.43
                                                      2005     12.78        14.05      6,188.02
                                                      2006     14.05        15.13      3,740.18
                                                      2007     15.13        15.97      5,868.56

MetLife Stock Index Division (Class E)/(c)/.......... 2001     35.62        33.55          0.00
                                                      2002     33.55        25.51      1,060.52
                                                      2003     25.51        32.01      2,923.26
                                                      2004     32.01        34.63     13,535.30
                                                      2005     34.63        35.47     16,936.73
                                                      2006     35.47        40.08      6,983.96
                                                      2007     40.08        41.27      6,777.79

MFS(R) Research International Division (Class E)/(c)/ 2001      8.99         8.33          0.00
                                                      2002      8.33         7.21          0.00
                                                      2003      7.21         9.34          0.00
                                                      2004      9.34        10.95          0.00
                                                      2005     10.95        12.51      1,850.40
                                                      2006     12.51        15.55      2,305.10
                                                      2007     15.55        17.28      1,960.95

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     33.19        35.95          0.00
                                                      2005     35.95        36.24      1,335.09
                                                      2006     36.24        39.77      1,335.09
                                                      2007     39.77        40.58      1,165.26

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/..................................... 2001     11.46        11.27          0.00
                                                      2002     11.27         9.47      2,408.09
                                                      2003      9.47        11.63      4,948.30
                                                      2004     11.63        12.69      6,244.20
                                                      2005     12.69        12.25      8,161.31
                                                      2006     12.25        14.16      6,599.62
                                                      2007     14.16        13.33      4,612.17

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001    $ 9.23       $ 8.45          0.00
                                                       2002      8.45         6.90          0.00
                                                       2003      6.90         9.29      4,323.55
                                                       2004      9.29        10.87      8,964.83
                                                       2005     10.87        12.05     12,782.49
                                                       2006     12.05        14.84      6,111.42
                                                       2007     14.84        16.08      8,973.59

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.12        14.78          0.00
                                                       2002     14.78        13.08        177.81
                                                       2003     13.08        17.49      1,230.14
                                                       2004     17.49        21.05      1,765.76
                                                       2005     21.05        23.12      3,214.66
                                                       2006     23.12        25.22      3,831.25
                                                       2007     25.22        25.53      2,015.24

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.59        11.85          0.00
                                                       2002     11.85         9.74          0.00
                                                       2003      9.74        12.44        547.20
                                                       2004     12.44        14.17        479.01
                                                       2005     14.17        16.13      1,697.51
                                                       2006     16.13        18.42      3,598.41
                                                       2007     18.42        19.19      1,566.24

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.22        10.38          0.00
                                                       2002     10.38        11.13      3,936.79
                                                       2003     11.13        11.40     11,880.53
                                                       2004     11.40        11.74     13,066.53
                                                       2005     11.74        11.77     13,723.33
                                                       2006     11.77        12.08     14,073.96
                                                       2007     12.08        12.74      7,295.03

RCM Technology Division (Class E)/(c)/................ 2001      7.03         6.06          0.00
                                                       2002      6.06         2.93          0.00
                                                       2003      2.93         4.53      4,806.36
                                                       2004      4.53         4.24          0.00
                                                       2005      4.24         4.63          0.00
                                                       2006      4.63         4.78        967.60
                                                       2007      4.78         6.17     11,927.67

Russell 2000(R) Index Division (Class E)/(c)/......... 2001     11.83        11.74          0.00
                                                       2002     11.74         9.14      2,798.90
                                                       2003      9.14        13.08      5,896.70
                                                       2004     13.08        15.07      6,033.56
                                                       2005     15.07        15.42      4,282.04
                                                       2006     15.42        17.80      5,025.33
                                                       2007     17.80        17.15      4,341.77

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/.. 2001    $11.46       $11.30          0.00
                                                         2002     11.30         8.49      5,921.78
                                                         2003      8.49        10.87      5,922.19
                                                         2004     10.87        11.70      5,976.83
                                                         2005     11.70        12.21      6,377.58
                                                         2006     12.21        13.52     13,757.83
                                                         2007     13.52        14.48      4,590.51

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.... 2001      8.61         8.21          0.00
                                                         2002      8.21         4.50      1,547.88
                                                         2003      4.50         6.03      1,406.52
                                                         2004      6.03         6.98      3,021.87
                                                         2005      6.98         7.84      5,052.18
                                                         2006      7.84         8.18      7,793.61
                                                         2007      8.18         9.43      9,208.14

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.. 2001     11.95        11.73          0.00
                                                         2002     11.73         8.42      6,141.65
                                                         2003      8.42        11.61      7,404.75
                                                         2004     11.61        12.63      6,865.52
                                                         2005     12.63        13.72      6,132.62
                                                         2006     13.72        13.95          0.02
                                                         2007     13.95        14.99          0.02

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................... 2001     14.96        15.21          0.00
                                                         2002     15.21        16.31        985.57
                                                         2003     16.31        17.98      2,048.81
                                                         2004     17.98        18.77      2,763.31
                                                         2005     18.77        18.89      2,903.70
                                                         2006     18.89        19.42      2,839.65
                                                         2007     19.42        19.77      1,897.30

Western Asset Management U.S. Government Division
  (Class E)/(c)/........................................ 2001     13.91        14.15          0.00
                                                         2002     14.15        14.93      3,587.44
                                                         2003     14.93        14.86     12,134.34
                                                         2004     14.86        14.97     10,947.76
                                                         2005     14.97        14.91      9,359.71
                                                         2006     14.91        15.19      8,630.77
                                                         2007     15.19        15.51      2,940.96

At 2.25 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     13.73        14.33        920.46
                                                         2007     14.33        14.47        761.09

American Funds Global Small Capitalization Division/(c)/ 2004     15.60        18.44          0.00
                                                         2005     18.44        22.60          0.00
                                                         2006     22.60        27.41        179.50
                                                         2007     27.41        32.54        287.37

                                                BEGINNING OF               NUMBER OF
                                                    YEAR     END OF YEAR  ACCUMULATION
                                                ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                  ---- ------------ ------------ ------------
American Funds Growth Division/(c)/....... 2004   $ 97.44      $107.17        37.63
                                           2005    107.17       121.76       640.42
                                           2006    121.76       131.22       702.00
                                           2007    131.22       144.13       572.15

American Funds Growth-Income Division/(c)/ 2004     75.83        81.83        65.02
                                           2005     81.83        84.68        64.95
                                           2006     84.68        95.39       284.87
                                           2007     95.39        97.96       505.03

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.05 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.79      $ 14.40      1,759.15
                                                         2007     14.40        14.55      4,011.12

American Funds Global Small Capitalization Division/(c)/ 2001     13.50        13.15        438.91
                                                         2002     13.15        10.41        996.94
                                                         2003     10.41        15.64     16,775.79
                                                         2004     15.64        18.50     30,426.34
                                                         2005     18.50        22.68     34,820.47
                                                         2006     22.68        27.53     34,101.06
                                                         2007     27.53        32.70     29,940.68

American Funds Growth Division/(c)/..................... 2001    110.11        99.46        314.16
                                                         2002     99.46        73.50        444.84
                                                         2003     73.50        98.36      6,389.17
                                                         2004     98.36       108.24     14,117.57
                                                         2005    108.24       123.04     16,703.64
                                                         2006    123.04       132.67     15,225.06
                                                         2007    132.67       145.79     12,825.58

American Funds Growth-Income Division/(c)/.............. 2001     77.25        73.98          0.00
                                                         2002     73.98        59.09        654.55
                                                         2003     59.09        76.55      9,674.26
                                                         2004     76.55        82.65     19,070.43
                                                         2005     82.65        85.57     19,559.27
                                                         2006     85.57        96.44     17,826.15
                                                         2007     96.44        99.09     16,481.01

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     34.09        32.07          0.00
                                                         2002     32.07        22.37          0.00
                                                         2003     22.37        30.81        946.24
                                                         2004     30.81        34.05      2,528.84
                                                         2005     34.05        36.88      2,565.80
                                                         2006     36.88        38.49      2,212.90
                                                         2007     38.49        45.39      1,078.40

BlackRock Bond Income Division (Class E)/(a)/........... 2002     37.70        39.61        384.90
                                                         2003     39.61        41.01      5,899.26
                                                         2004     41.01        41.90     10,100.19
                                                         2005     41.90        41.97     10,478.11
                                                         2006     41.97        42.88      9,289.85
                                                         2007     42.88        44.58      8,311.80

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     36.48        37.39          0.00
                                                         2002     37.39        37.74          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/.... 2001    $33.68       $32.74          0.00
                                                  2002     32.74        27.61      1,832.13
                                                  2003     27.61        32.57      6,200.87
                                                  2004     32.57        34.55     18,503.74
                                                  2005     34.55        34.85     15,215.56
                                                  2006     34.85        37.67     13,432.11
                                                  2007     37.67        39.00      7,882.89

BlackRock Large Cap Core Division* (Class E)/(m)/ 2007     68.47        68.81      3,112.34

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/..... 2001     62.71        58.37          0.00
                                                  2002     58.37        42.19        449.48
                                                  2003     42.19        53.76      3,140.54
                                                  2004     53.76        58.31      5,096.14
                                                  2005     58.31        59.10      4,091.70
                                                  2006     59.10        65.96      3,495.34
                                                  2007     65.96        69.05          0.00

BlackRock Large Cap Value Division (Class E)/(d)/ 2002     10.00         7.88          0.00
                                                  2003      7.88        10.46     10,667.48
                                                  2004     10.46        11.61     21,585.44
                                                  2005     11.61        12.03     13,049.74
                                                  2006     12.03        14.05     17,639.68
                                                  2007     14.05        14.21     15,941.12

BlackRock Money Market Division (Class E)/(f)/... 2003     19.89        19.70          0.00
                                                  2004     19.70        19.46          0.00
                                                  2005     19.46        19.59          0.00
                                                  2006     19.59        20.08          0.00
                                                  2007     20.08        20.64          0.00

BlackRock Strategic Value Division (Class E)/(c)/ 2001     14.12        13.84      3,204.38
                                                  2002     13.84        10.64     18,251.78
                                                  2003     10.64        15.64     43,034.38
                                                  2004     15.64        17.64     71,032.85
                                                  2005     17.64        17.97     50,710.59
                                                  2006     17.97        20.54     43,703.23
                                                  2007     20.54        19.40     36,659.90

Davis Venture Value Division (Class E)/(c)/...... 2001     26.01        25.24      1,350.89
                                                  2002     25.24        20.63      2,271.32
                                                  2003     20.63        26.43      6,186.28
                                                  2004     26.43        29.04     13,120.19
                                                  2005     29.04        31.33     18,047.50
                                                  2006     31.33        35.12     18,323.79
                                                  2007     35.12        35.93     13,964.61

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001    $17.69       $15.19      1,346.02
                                                     2002     15.19        10.54      1,347.50
                                                     2003     10.54        13.89      6,960.03
                                                     2004     13.89        15.92     19,548.68
                                                     2005     15.92        16.65     15,728.68
                                                     2006     16.65        18.22     11,089.02
                                                     2007     18.22        19.31      8,936.39

FI Value Leaders Division (Class E)/(d)/............ 2002     21.44        17.57        214.85
                                                     2003     17.57        21.82      4,523.45
                                                     2004     21.82        24.27      4,576.80
                                                     2005     24.27        26.29      4,339.46
                                                     2006     26.29        28.79      3,677.65
                                                     2007     28.79        29.34      3,268.05

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/.................................... 2001      9.16         8.75          0.00
                                                     2002      8.75         6.19          0.00
                                                     2003      6.19         8.77      7,350.39
                                                     2004      8.77         9.56     13,156.44
                                                     2005      9.56         9.78     12,017.98
                                                     2006      9.78        10.53      6,269.96
                                                     2007     10.53        10.78     10,007.88

Harris Oakmark Focused Value Division (Class E)/(c)/ 2001     24.07        24.83        815.64
                                                     2002     24.83        22.14      6,617.98
                                                     2003     22.14        28.74     21,287.58
                                                     2004     28.74        30.90     29,265.97
                                                     2005     30.90        33.25     20,727.49
                                                     2006     33.25        36.58     19,109.45
                                                     2007     36.58        33.33     13,357.82

Harris Oakmark International Division (Class E)/(d)/ 2002     10.55         8.76          0.00
                                                     2003      8.76        11.60      3,053.84
                                                     2004     11.60        13.72     21,258.69
                                                     2005     13.72        15.36     24,082.47
                                                     2006     15.36        19.42     26,720.08
                                                     2007     19.42        18.83     23,252.85

Jennison Growth Division (Class E)/(c) (g)/......... 2005      3.94         4.72     16,459.10
                                                     2006      4.72         4.74     15,421.62
                                                     2007      4.74         5.18     14,780.85

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)............ 2001      5.34         4.86          0.00
                                                     2002      4.86         3.38      1,008.85
                                                     2003      3.38         4.17      2,937.16
                                                     2004      4.17         4.27      4,490.98
                                                     2005      4.27         3.90      5,560.76

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001    $11.47       $10.69       5,122.10
                                                            2002     10.69         8.63       5,398.06
                                                            2003      8.63        10.81      11,454.97
                                                            2004     10.81        12.50      16,559.61
                                                            2005     12.50        14.42      17,596.42
                                                            2006     14.42        16.43      18,029.81
                                                            2007     16.43        17.74      17,420.66

Lazard Mid Cap Division (Class E)/(d)/..................... 2002     11.35         9.60       1,615.14
                                                            2003      9.60        11.88       5,819.75
                                                            2004     11.88        13.32      14,977.19
                                                            2005     13.32        14.13      15,148.88
                                                            2006     14.13        15.88      10,845.45
                                                            2007     15.88        15.15       9,939.87

Legg Mason Partners Aggressive Growth (Class E)/(e)/....... 2003      5.49         6.66       6,543.28
                                                            2004      6.66         7.08      15,505.51
                                                            2005      7.08         7.89      18,967.44
                                                            2006      7.89         7.61      14,001.46
                                                            2007      7.61         7.63       4,348.02

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)....................... 2001      8.85         7.71       1,784.57
                                                            2002      7.71         5.23       3,115.45
                                                            2003      5.23         5.49           0.00

Legg Mason Value Equity (Class E)/(c) (l)/................. 2006      9.01         9.62       6,914.22
                                                            2007      9.62         8.87       7,400.63

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)............... 2001      8.59         8.15       1,399.91
                                                            2002      8.15         6.37       1,397.20
                                                            2003      6.37         7.58       3,811.63
                                                            2004      7.58         8.26      12,754.47
                                                            2005      8.26         8.67      11,770.84
                                                            2006      8.67         9.05      11,558.87

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/........................................... 2001     10.99        11.17           0.00
                                                            2002     11.17        12.04       7,972.73
                                                            2003     12.04        12.21      72,902.20
                                                            2004     12.21        12.43     158,947.43
                                                            2005     12.43        12.43     161,502.74
                                                            2006     12.43        12.65     131,133.81
                                                            2007     12.65        13.22     117,402.13

Loomis Sayles Small Cap Division (Class E)/(c)/............ 2001     21.89        21.37         267.00
                                                            2002     21.37        16.40         266.38
                                                            2003     16.40        21.90       1,344.68
                                                            2004     21.90        24.94       5,344.54
                                                            2005     24.94        26.09       6,094.25
                                                            2006     26.09        29.78       5,528.92
                                                            2007     29.78        32.59       6,356.66

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.44       $10.08          0.00
                                                      2003     10.08        11.79     17,930.18
                                                      2004     11.79        12.51     32,383.49
                                                      2005     12.51        12.45     43,806.60
                                                      2006     12.45        13.32     35,902.95
                                                      2007     13.32        13.92     34,755.54

Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001     10.46        10.17          0.00
                                                      2002     10.17        10.44          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.19         8.42         60.77
                                                      2003      8.42        11.47      6,064.52
                                                      2004     11.47        11.97      7,458.88
                                                      2005     11.97        12.73      7,774.97
                                                      2006     12.73        14.25      8,133.40
                                                      2007     14.25        15.52      7,169.44

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.35        10.22          0.00
                                                      2002     10.22         8.51      1,132.56
                                                      2003      8.51        11.23     28,532.57
                                                      2004     11.23        12.75     38,041.21
                                                      2005     12.75        14.01     37,300.09
                                                      2006     14.01        15.08     33,019.99
                                                      2007     15.08        15.91     31,999.31

MetLife Stock Index Division (Class E)/(c)/.......... 2001     35.42        33.35          0.00
                                                      2002     33.35        25.35      2,709.72
                                                      2003     25.35        31.79     30,217.02
                                                      2004     31.79        34.38     73,448.51
                                                      2005     34.38        35.19     69,827.10
                                                      2006     35.19        39.75     61,988.76
                                                      2007     39.75        40.91     54,276.91

MFS(R) Research International Division (Class E)/(c)/ 2001      8.99         8.32          0.00
                                                      2002      8.32         7.20         43.87
                                                      2003      7.20         9.32      1,979.38
                                                      2004      9.32        10.93     12,025.30
                                                      2005     10.93        12.48     12,077.86
                                                      2006     12.48        15.50     19,641.53
                                                      2007     15.50        17.22     16,991.12

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     32.91        35.63      7,136.84
                                                      2005     35.63        35.91     15,395.59
                                                      2006     35.91        39.38     23,460.92
                                                      2007     39.38        40.16     18,778.62

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/...................................... 2001    $11.45       $11.25      5,441.82
                                                       2002     11.25         9.45     14,458.29
                                                       2003      9.45        11.60     43,426.10
                                                       2004     11.60        12.65     72,171.82
                                                       2005     12.65        12.20     62,274.15
                                                       2006     12.20        14.10     54,832.27
                                                       2007     14.10        13.27     40,729.74

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.22         8.43      4,209.55
                                                       2002      8.43         6.88      4,025.57
                                                       2003      6.88         9.26     41,518.50
                                                       2004      9.26        10.84     61,137.96
                                                       2005     10.84        12.01     63,202.99
                                                       2006     12.01        14.78     56,268.52
                                                       2007     14.78        16.01     39,187.24

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.10        14.76      2,173.70
                                                       2002     14.76        13.05      2,926.65
                                                       2003     13.05        17.44     13,645.77
                                                       2004     17.44        20.98     31,330.35
                                                       2005     20.98        23.04     41,729.59
                                                       2006     23.04        25.12     34,244.57
                                                       2007     25.12        25.41     30,551.39

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.57        11.82          0.00
                                                       2002     11.82         9.71      1,677.78
                                                       2003      9.71        12.40      6,218.44
                                                       2004     12.40        14.11      7,270.26
                                                       2005     14.11        16.05      8,032.88
                                                       2006     16.05        18.33     11,839.54
                                                       2007     18.33        19.09     12,911.41

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.22        10.38      3,329.02
                                                       2002     10.38        11.12     10,259.12
                                                       2003     11.12        11.38     42,041.49
                                                       2004     11.38        11.71     69,468.80
                                                       2005     11.71        11.74     69,472.37
                                                       2006     11.74        12.04     53,389.96
                                                       2007     12.04        12.70     46,714.62

RCM Technology Division (Class E)/(c)/................ 2001      7.03         6.05          0.00
                                                       2002      6.05         2.93        567.47
                                                       2003      2.93         4.52     16,470.19
                                                       2004      4.52         4.24     25,235.36
                                                       2005      4.24         4.62     23,055.61
                                                       2006      4.62         4.76     23,879.75
                                                       2007      4.76         6.15     27,660.66

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Russell 2000(R) Index Division (Class E)/(c)/......... 2001    $11.81       $11.72          0.00
                                                       2002     11.72         9.12        281.75
                                                       2003      9.12        13.05     18,134.60
                                                       2004     13.05        15.02     22,943.99
                                                       2005     15.02        15.37     24,348.97
                                                       2006     15.37        17.73     20,302.64
                                                       2007     17.73        17.08     18,505.25

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.45        11.28      1,014.49
                                                       2002     11.28         8.48      1,725.19
                                                       2003      8.48        10.85      9,688.32
                                                       2004     10.85        11.67     32,111.08
                                                       2005     11.67        12.17     35,475.58
                                                       2006     12.17        13.47     28,560.03
                                                       2007     13.47        14.41     22,443.34

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.. 2001      8.61         8.21          0.00
                                                       2002      8.21         4.50        136.38
                                                       2003      4.50         6.03      9,236.60
                                                       2004      6.03         6.97     26,237.17
                                                       2005      6.97         7.82     29,419.65
                                                       2006      7.82         8.15     26,524.56
                                                       2007      8.15         9.40     32,626.69

T. Rowe Price Small Cap Growth Division (Class E)/(c)/ 2001     11.92        11.70          0.00
                                                       2002     11.70         8.39        318.34
                                                       2003      8.39        11.57     10,808.52
                                                       2004     11.57        12.58     16,662.14
                                                       2005     12.58        13.66     24,267.01
                                                       2006     13.66        13.88     17,450.92
                                                       2007     13.88        14.91     11,153.55

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................. 2001     14.91        15.16      1,812.62
                                                       2002     15.16        16.24      2,977.42
                                                       2003     16.24        17.90     11,180.64
                                                       2004     17.90        18.67     27,480.68
                                                       2005     18.67        18.78     41,144.40
                                                       2006     18.78        19.30     30,220.02
                                                       2007     19.30        19.64     23,530.39

Western Asset Management U.S. Government Division
  (Class E)/(c)/...................................... 2001     13.86        14.10          0.00
                                                       2002     14.10        14.86      5,646.59
                                                       2003     14.86        14.79     26,001.20
                                                       2004     14.79        14.89     35,202.78
                                                       2005     14.89        14.82     34,141.09
                                                       2006     14.82        15.10     18,053.27
                                                       2007     15.10        15.40     24,949.51

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
At 2.30 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006   $ 13.67      $ 14.26      36,187.80
                                                         2007     14.26        14.40     121,766.70

American Funds Global Small Capitalization Division/(c)/ 2004     15.55        18.37      11,675.66
                                                         2005     18.37        22.51      67,533.92
                                                         2006     22.51        27.29     140,248.70
                                                         2007     27.29        32.39     222,178.57

American Funds Growth Division/(c)/..................... 2004     96.47       106.05       8,870.53
                                                         2005    106.05       120.43      26,258.30
                                                         2006    120.43       129.73      42,023.84
                                                         2007    129.73       142.42      51,522.91

American Funds Growth-Income Division/(c)/.............. 2004     75.08        80.98      12,705.18
                                                         2005     80.98        83.76      28,987.83
                                                         2006     83.76        94.30      43,032.23
                                                         2007     94.30        96.80      44,628.03

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.15 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.67      $ 14.26      1,871.50
                                                         2007     14.26        14.40      9,055.63

American Funds Global Small Capitalization Division/(c)/ 2001     13.46        13.10          0.00
                                                         2002     13.10        10.36        240.07
                                                         2003     10.36        15.55      2,826.25
                                                         2004     15.55        18.37      8,233.81
                                                         2005     18.37        22.51     10,408.87
                                                         2006     22.51        27.29     10,006.16
                                                         2007     27.29        32.39     11,559.57

American Funds Growth Division/(c)/..................... 2001    108.20        97.69          0.00
                                                         2002     97.69        72.12        296.99
                                                         2003     72.12        96.42      1,763.09
                                                         2004     96.42       106.00      6,382.60
                                                         2005    106.00       120.37      4,184.29
                                                         2006    120.37       129.66      4,691.87
                                                         2007    129.66       142.35      4,374.86

American Funds Growth-Income Division/(c)/.............. 2001     75.91        72.66          0.00
                                                         2002     72.66        57.98          0.00
                                                         2003     57.98        75.04      1,645.67
                                                         2004     75.04        80.94      3,961.92
                                                         2005     80.94        83.72      5,156.55
                                                         2006     83.72        94.26      3,541.86
                                                         2007     94.26        96.75      4,096.76

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     33.64        31.63          0.00
                                                         2002     31.63        22.04          0.00
                                                         2003     22.04        30.33        425.58
                                                         2004     30.33        33.48        850.72
                                                         2005     33.48        36.23        858.28
                                                         2006     36.23        37.78      1,109.56
                                                         2007     37.78        44.51      1,267.17

BlackRock Bond Income Division (Class E)/(a)/........... 2002     37.00        38.84         35.75
                                                         2003     38.84        40.18      2,822.79
                                                         2004     40.18        41.01      3,346.62
                                                         2005     41.01        41.04      3,149.42
                                                         2006     41.04        41.88      1,292.51
                                                         2007     41.88        43.50        939.58

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     35.82        36.70          0.00
                                                         2002     36.70        37.04          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/....... 2001    $33.17       $32.24          0.00
                                                     2002     32.24        27.15        184.32
                                                     2003     27.15        32.00        495.06
                                                     2004     32.00        33.91      2,899.19
                                                     2005     33.91        34.17      2,785.83
                                                     2006     34.17        36.90      2,581.19
                                                     2007     36.90        38.18      1,116.38

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     66.85        67.15        710.19

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001     61.58        57.30          0.00
                                                     2002     57.30        41.38          0.00
                                                     2003     41.38        52.67        434.96
                                                     2004     52.67        57.06      1,002.21
                                                     2005     57.06        57.78        922.91
                                                     2006     57.78        64.42        711.47
                                                     2007     64.42        67.42          0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.88         24.24
                                                     2003      7.88        10.44      1,990.50
                                                     2004     10.44        11.58      4,304.63
                                                     2005     11.58        11.98      3,251.04
                                                     2006     11.98        13.98      4,326.66
                                                     2007     13.98        14.13     14,281.80

BlackRock Money Market Division (Class E)/(f)/...... 2003     19.50        19.30          0.00
                                                     2004     19.30        19.05          0.00
                                                     2005     19.05        19.15          0.00
                                                     2006     19.15        19.62          0.00
                                                     2007     19.62        20.15          0.00

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.10        13.82          0.00
                                                     2002     13.82        10.62      2,143.21
                                                     2003     10.62        15.58      9,447.33
                                                     2004     15.58        17.56     27,095.80
                                                     2005     17.56        17.87     22,089.70
                                                     2006     17.87        20.40     18,411.53
                                                     2007     20.40        19.25      8,214.36

Davis Venture Value Division (Class E)/(c)/......... 2001     25.83        25.06          0.00
                                                     2002     25.06        20.47      1,028.09
                                                     2003     20.47        26.19        576.86
                                                     2004     26.19        28.74      3,927.86
                                                     2005     28.74        30.99      5,199.63
                                                     2006     30.99        34.70      7,278.24
                                                     2007     34.70        35.46      4,993.46

FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001     17.61        15.11          0.00
                                                     2002     15.11        10.48      1,692.97
                                                     2003     10.48        13.80        296.55
                                                     2004     13.80        15.80      3,813.48
                                                     2005     15.80        16.51      4,062.73
                                                     2006     16.51        18.04      4,623.65
                                                     2007     18.04        19.10      3,230.04

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................... 2002    $21.25       $17.40          0.00
                                                            2003     17.40        21.59          0.00
                                                            2004     21.59        23.99      1,202.31
                                                            2005     23.99        25.96      1,145.45
                                                            2006     25.96        28.39      1,455.08
                                                            2007     28.39        28.91      1,063.31

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/........................................... 2001      9.15         8.75          0.00
                                                            2002      8.75         6.18          0.00
                                                            2003      6.18         8.75      1,312.42
                                                            2004      8.75         9.52      1,147.74
                                                            2005      9.52         9.74      1,355.21
                                                            2006      9.74        10.47      2,171.96
                                                            2007     10.47        10.71        149.87

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     23.88        24.62          0.00
                                                            2002     24.62        21.93      1,132.57
                                                            2003     21.93        28.43      1,495.33
                                                            2004     28.43        30.54     12,861.04
                                                            2005     30.54        32.83      5,019.92
                                                            2006     32.83        36.08      3,241.62
                                                            2007     36.08        32.84      1,616.86

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.55         8.75          0.00
                                                            2003      8.75        11.58      1,287.18
                                                            2004     11.58        13.68      3,382.58
                                                            2005     13.68        15.30      5,903.70
                                                            2006     15.30        19.31      6,915.16
                                                            2007     19.31        18.71     14,457.36

Jennison Growth Division (Class E)/(c) (g)/................ 2005      3.92         4.69        613.27
                                                            2006      4.69         4.71      2,641.14
                                                            2007      4.71         5.14      1,391.48

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)................... 2001      5.34         4.86          0.00
                                                            2002      4.86         3.37          0.00
                                                            2003      3.37         4.15        630.84
                                                            2004      4.15         4.25        635.91
                                                            2005      4.25         3.88        650.49

Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001     11.35        10.57          0.00
                                                            2002     10.57         8.52      2,244.21
                                                            2003      8.52        10.67         27.97
                                                            2004     10.67        12.33        617.87
                                                            2005     12.33        14.21        658.04
                                                            2006     14.21        16.18      3,385.08
                                                            2007     16.18        17.45      2,235.53

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
Lazard Mid Cap Division (Class E)/(d)/.............. 2002    $11.34       $ 9.58          0.00
                                                     2003      9.58        11.85        493.67
                                                     2004     11.85        13.28      1,730.31
                                                     2005     13.28        14.07      2,180.30
                                                     2006     14.07        15.80      2,308.34
                                                     2007     15.80        15.05      1,850.60

Legg Mason Partners Aggressive Growth (Class E)/(e)/ 2003      5.48         6.64        402.51
                                                     2004      6.64         7.06        194.20
                                                     2005      7.06         7.86        185.19
                                                     2006      7.86         7.56        206.43
                                                     2007      7.56         7.57        214.79

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................ 2001      8.85         7.70          0.00
                                                     2002      7.70         5.22          0.00
                                                     2003      5.22         5.48          0.00

Legg Mason Value Equity (Class E)/(c) (l)/.......... 2006      8.94         9.54      1,202.39
                                                     2007      9.54         8.80      1,226.92

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)........ 2001      8.57         8.13          0.00
                                                     2002      8.13         6.34          0.00
                                                     2003      6.34         7.54        207.67
                                                     2004      7.54         8.21      1,207.29
                                                     2005      8.21         8.61      1,358.85
                                                     2006      8.61         8.98      1,366.05

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................... 2001     10.96        11.14          0.00
                                                     2002     11.14        11.99      1,056.41
                                                     2003     11.99        12.15      6,167.36
                                                     2004     12.15        12.36     11,393.30
                                                     2005     12.36        12.34      9,533.73
                                                     2006     12.34        12.54      7,303.60
                                                     2007     12.54        13.10      9,632.61

Loomis Sayles Small Cap Division (Class E)/(c)/..... 2001     21.73        21.21          0.00
                                                     2002     21.21        16.26          0.00
                                                     2003     16.26        21.69        505.85
                                                     2004     21.69        24.67        676.53
                                                     2005     24.67        25.78        178.26
                                                     2006     25.78        29.40      1,029.23
                                                     2007     29.40        32.15      5,498.37

Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002     10.39        10.02          0.00
                                                     2003     10.02        11.71        859.65
                                                     2004     11.71        12.41      4,690.20
                                                     2005     12.41        12.34      5,496.81
                                                     2006     12.34        13.19      5,721.09
                                                     2007     13.19        13.77      5,300.95

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001    $10.41       $10.12          0.00
                                                      2002     10.12        10.39          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.18         8.41          0.00
                                                      2003      8.41        11.44        232.04
                                                      2004     11.44        11.94        619.11
                                                      2005     11.94        12.67        463.28
                                                      2006     12.67        14.17      1,825.21
                                                      2007     14.17        15.42        929.08

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.34        10.20          0.00
                                                      2002     10.20         8.48        328.42
                                                      2003      8.48        11.19      8,534.44
                                                      2004     11.19        12.70      9,894.38
                                                      2005     12.70        13.94      8,547.95
                                                      2006     13.94        14.99      7,069.68
                                                      2007     14.99        15.79      7,671.38

MetLife Stock Index Division (Class E)/(c)/.......... 2001     35.02        32.96          0.00
                                                      2002     32.96        25.03        128.39
                                                      2003     25.03        31.36      4,508.64
                                                      2004     31.36        33.88      9,215.95
                                                      2005     33.88        34.65      9,114.63
                                                      2006     34.65        39.09      8,751.17
                                                      2007     39.09        40.19      5,957.13

MFS(R) Research International Division (Class E)/(c)/ 2001      8.98         8.32          0.00
                                                      2002      8.32         7.19          0.00
                                                      2003      7.19         9.30          0.00
                                                      2004      9.30        10.89      1,890.90
                                                      2005     10.89        12.42      2,132.40
                                                      2006     12.42        15.41      4,003.04
                                                      2007     15.41        17.10      4,210.59

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     32.35        35.01        882.32
                                                      2005     35.01        35.24      3,087.82
                                                      2006     35.24        38.61      4,528.37
                                                      2007     38.61        39.34      5,773.91

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/..................................... 2001     11.42        11.22          0.00
                                                      2002     11.22         9.41        452.22
                                                      2003      9.41        11.54      3,728.72
                                                      2004     11.54        12.57     12,975.29
                                                      2005     12.57        12.12     18,178.87
                                                      2006     12.12        13.99     11,545.93
                                                      2007     13.99        13.15      5,928.63

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001    $ 9.19       $ 8.41          0.00
                                                       2002      8.41         6.86          0.00
                                                       2003      6.86         9.22      4,989.68
                                                       2004      9.22        10.77      6,126.00
                                                       2005     10.77        11.92      6,323.60
                                                       2006     11.92        14.66      9,356.52
                                                       2007     14.66        15.86      9,687.70

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.06        14.71          0.00
                                                       2002     14.71        13.00         15.10
                                                       2003     13.00        17.35      2,461.55
                                                       2004     17.35        20.85      6,286.78
                                                       2005     20.85        22.88     11,425.30
                                                       2006     22.88        24.92     10,992.12
                                                       2007     24.92        25.18      7,516.64

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.51        11.76          0.00
                                                       2002     11.76         9.65        510.64
                                                       2003      9.65        12.32      4,353.82
                                                       2004     12.32        14.00      2,880.34
                                                       2005     14.00        15.91      1,804.42
                                                       2006     15.91        18.15      2,621.75
                                                       2007     18.15        18.88      2,109.23

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.21        10.37          0.00
                                                       2002     10.37        11.10      5,560.30
                                                       2003     11.10        11.35     13,991.48
                                                       2004     11.35        11.67     19,241.45
                                                       2005     11.67        11.69     21,778.69
                                                       2006     11.69        11.97     15,981.58
                                                       2007     11.97        12.61     12,941.28

RCM Technology Division (Class E)/(c)/................ 2001      7.02         6.05          0.00
                                                       2002      6.05         2.92          0.00
                                                       2003      2.92         4.51      2,525.77
                                                       2004      4.51         4.22     10,928.51
                                                       2005      4.22         4.59     15,970.17
                                                       2006      4.59         4.74     10,067.59
                                                       2007      4.74         6.11      3,492.25

Russell 2000(R) Index Division (Class E)/(c)/......... 2001     11.78        11.69          0.00
                                                       2002     11.69         9.08          0.00
                                                       2003      9.08        12.98      3,159.74
                                                       2004     12.98        14.93      8,039.99
                                                       2005     14.93        15.26      7,340.29
                                                       2006     15.26        17.58      6,784.95
                                                       2007     17.58        16.92      3,723.22

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/.. 2001    $11.41       $11.25          0.00
                                                         2002     11.25         8.44          0.00
                                                         2003      8.44        10.79      4,857.53
                                                         2004     10.79        11.59      7,296.27
                                                         2005     11.59        12.08      2,894.32
                                                         2006     12.08        13.36      3,096.27
                                                         2007     13.36        14.28      6,386.93

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.... 2001      8.61         8.20          0.00
                                                         2002      8.20         4.49          0.00
                                                         2003      4.49         6.01      2,791.91
                                                         2004      6.01         6.94      4,347.21
                                                         2005      6.94         7.79      7,750.61
                                                         2006      7.79         8.11     12,151.86
                                                         2007      8.11         9.33     20,990.02

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.. 2001     11.87        11.65          0.00
                                                         2002     11.65         8.34      2,647.73
                                                         2003      8.34        11.49      3,662.29
                                                         2004     11.49        12.48      7,272.47
                                                         2005     12.48        13.54      7,167.74
                                                         2006     13.54        13.74      7,577.63
                                                         2007     13.74        14.75      2,731.95

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................... 2001     14.81        15.05          0.00
                                                         2002     15.05        16.11      1,370.65
                                                         2003     16.11        17.74      4,368.70
                                                         2004     17.74        18.48     15,634.08
                                                         2005     18.48        18.58     27,090.19
                                                         2006     18.58        19.06     19,229.37
                                                         2007     19.06        19.38      7,765.58

Western Asset Management U.S. Government Division
  (Class E)/(c)/........................................ 2001     13.77        14.00          0.00
                                                         2002     14.00        14.74      3,214.41
                                                         2003     14.74        14.65      1,396.86
                                                         2004     14.65        14.74      3,657.61
                                                         2005     14.74        14.66      5,346.73
                                                         2006     14.66        14.92      4,542.12
                                                         2007     14.92        15.20      4,542.45

At 2.40 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     13.54        14.12        269.62
                                                         2007     14.12        14.24      6,467.02

American Funds Global Small Capitalization Division/(c)/ 2004     15.47        18.25      4,536.96
                                                         2005     18.25        22.34      6,321.99
                                                         2006     22.34        27.06     11,627.03
                                                         2007     27.06        32.07     15,174.30

                                                BEGINNING OF               NUMBER OF
                                                    YEAR     END OF YEAR  ACCUMULATION
                                                ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                  ---- ------------ ------------ ------------
American Funds Growth Division/(c)/....... 2004   $ 94.57      $103.86      1,088.90
                                           2005    103.86       117.82      2,232.58
                                           2006    117.82       126.79      3,651.93
                                           2007    126.79       139.05      5,257.43

American Funds Growth-Income Division/(c)/ 2004     73.60        79.30      2,841.92
                                           2005     79.30        81.94      4,981.05
                                           2006     81.94        92.17      5,563.51
                                           2007     92.17        94.51      5,912.75

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.10 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.73      $ 14.33          0.00
                                                         2007     14.33        14.47          0.00

American Funds Global Small Capitalization Division/(c)/ 2001     13.48        13.13          0.00
                                                         2002     13.13        10.39          0.00
                                                         2003     10.39        15.60          0.00
                                                         2004     15.60        18.44      3,983.48
                                                         2005     18.44        22.60      1,531.76
                                                         2006     22.60        27.41        580.64
                                                         2007     27.41        32.54      2,094.91

American Funds Growth Division/(c)/..................... 2001    109.20        98.62          0.00
                                                         2002     98.62        72.84          0.00
                                                         2003     72.84        97.44          0.00
                                                         2004     97.44       107.17        716.00
                                                         2005    107.17       121.76        366.58
                                                         2006    121.76       131.22        383.54
                                                         2007    131.22       144.13        181.86

American Funds Growth-Income Division/(c)/.............. 2001     76.61        73.35          0.00
                                                         2002     73.35        58.56          0.00
                                                         2003     58.56        75.83          0.00
                                                         2004     75.83        81.83      2,731.57
                                                         2005     81.83        84.68      2,592.29
                                                         2006     84.68        95.39      2,650.19
                                                         2007     95.39        97.96      2,551.11

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     33.87        31.85          0.00
                                                         2002     31.85        22.21          0.00
                                                         2003     22.21        30.57          0.00
                                                         2004     30.57        33.76          0.00
                                                         2005     33.76        36.55          0.00
                                                         2006     36.55        38.13          0.00
                                                         2007     38.13        44.95          0.00

BlackRock Bond Income Division (Class E)/(a)/........... 2002     37.35        39.22          0.00
                                                         2003     39.22        40.59          0.00
                                                         2004     40.59        41.45      4,339.89
                                                         2005     41.45        41.50      3,421.54
                                                         2006     41.50        42.38      3,421.55
                                                         2007     42.38        44.03      3,422.82

BlackRock Bond Income Division (Class E)/(a)
  /(formerly SSR Income Class E)........................ 2001     36.15        37.04          0.00
                                                         2002     37.04       317.68          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/.... 2001    $33.42       $32.49          0.00
                                                  2002     32.49        27.38          0.00
                                                  2003     27.38        32.28      1,614.10
                                                  2004     32.28        34.23         22.49
                                                  2005     34.23        34.51          0.00
                                                  2006     34.51        37.28          0.00
                                                  2007     37.28        38.59          0.00

BlackRock Large Cap Core Division* (Class E)/(m)/ 2007     67.66        67.97        153.18

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/..... 2001     62.14        57.83          0.00
                                                  2002     57.83        41.78          0.00
                                                  2003     41.78        53.21          0.00
                                                  2004     53.21        57.68          0.00
                                                  2005     57.68        58.43          0.00
                                                  2006     58.43        65.19          0.00
                                                  2007     65.19        68.23          0.00

BlackRock Large Cap Value Division (Class E)/(d)/ 2002     10.00         7.88          0.00
                                                  2003      7.88        10.45          0.00
                                                  2004     10.45        11.60          0.00
                                                  2005     11.60        12.01          0.00
                                                  2006     12.01        14.02      2,304.95
                                                  2007     14.02        14.17          0.00

BlackRock Money Market Division (Class E)/(f)/... 2003     19.70        19.50     10,309.05
                                                  2004     19.50        19.25      6,499.08
                                                  2005     19.25        19.37          0.00
                                                  2006     19.37        19.85          0.00
                                                  2007     19.85        20.39          0.00

BlackRock Strategic Value Division (Class E)/(c)/ 2001     14.11        13.83          0.00
                                                  2002     13.83        10.63          0.00
                                                  2003     10.63        15.61          0.00
                                                  2004     15.61        17.60          0.00
                                                  2005     17.60        17.92        800.60
                                                  2006     17.92        20.47        652.42
                                                  2007     20.47        19.32        677.49

Davis Venture Value Division (Class E)/(c)/...... 2001     25.92        25.15          0.00
                                                  2002     25.15        20.55          0.00
                                                  2003     20.55        26.31          0.00
                                                  2004     26.31        28.89        838.36
                                                  2005     28.89        31.16        242.71
                                                  2006     31.16        34.91        847.27
                                                  2007     34.91        35.69         96.69

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001    $17.65       $15.15          0.00
                                                     2002     15.15        10.51          0.00
                                                     2003     10.51        13.85          0.00
                                                     2004     13.85        15.86          0.00
                                                     2005     15.86        16.58          0.00
                                                     2006     16.58        18.13          0.00
                                                     2007     18.13        19.21          0.00

FI Value Leaders Division (Class E)/(d)/............ 2002     21.34        17.49          0.00
                                                     2003     17.49        21.70          0.00
                                                     2004     21.70        24.13          0.00
                                                     2005     24.13        26.12          0.00
                                                     2006     26.12        28.59          0.00
                                                     2007     28.59        29.13          0.00

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/.................................... 2001      9.16         8.75          0.00
                                                     2002      8.75         6.18          0.00
                                                     2003      6.18         8.76          0.00
                                                     2004      8.76         9.54      1,012.21
                                                     2005      9.54         9.76        154.87
                                                     2006      9.76        10.50        160.79
                                                     2007     10.50        10.74        161.35

Harris Oakmark Focused Value Division (Class E)/(c)/ 2001     23.97        24.73          0.00
                                                     2002     24.73        22.04          0.00
                                                     2003     22.04        28.58          0.00
                                                     2004     28.58        30.72      4,880.56
                                                     2005     30.72        33.04      2,649.24
                                                     2006     33.04        36.33      2,876.74
                                                     2007     36.33        33.09      2,670.70

Harris Oakmark International Division (Class E)/(d)/ 2002     10.55         8.76          0.00
                                                     2003      8.76        11.59          5.64
                                                     2004     11.59        13.70      1,324.92
                                                     2005     13.70        15.33      1,413.33
                                                     2006     15.33        19.37      1,460.31
                                                     2007     19.37        18.77          0.00

Jennison Growth Division (Class E)/(c) (g)/......... 2005      3.93         4.70          0.00
                                                     2006      4.70         4.72          0.00
                                                     2007      4.72         5.16          0.00

Jennison Growth Division (Class E)/(c) (g)
  /(formerly Met/Putnam Voyager Division)........... 2001      5.34         4.86          0.00
                                                     2002      4.86         3.38          0.00
                                                     2003      3.38         4.16          0.00
                                                     2004      4.16         4.26          0.00
                                                     2005      4.26         3.89          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001    $11.41       $10.63          0.00
                                                            2002     10.63         8.57          0.00
                                                            2003      8.57        10.74          3.09
                                                            2004     10.74        12.41      2,251.97
                                                            2005     12.41        14.32          0.00
                                                            2006     14.32        16.30          0.00
                                                            2007     16.30        17.59        392.71

Lazard Mid Cap Division (Class E)/(d)/..................... 2002     11.35         9.59          0.00
                                                            2003      9.59        11.87          0.00
                                                            2004     11.87        13.30      1,453.21
                                                            2005     13.30        14.10      1,413.09
                                                            2006     14.10        15.84      1,338.61
                                                            2007     15.84        15.10      1,351.21

Legg Mason Partners Aggressive Growth (Class E)/(e)/....... 2003      5.48         6.65          0.00
                                                            2004      6.65         7.07      1,156.46
                                                            2005      7.07         7.87          0.00
                                                            2006      7.87         7.59          0.00
                                                            2007      7.59         7.60          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)
  /(formerly Janus Aggressive Growth)...................... 2001      8.85         7.71          0.00
                                                            2002      7.71         5.23          0.00
                                                            2003      5.23         5.48          0.00

Legg Mason Value Equity (Class E)/(c) (l)/................. 2006      8.98         9.58          0.00
                                                            2007      9.58         8.84          0.00

Legg Mason Value Equity (Class E)/(c) (l)
  /(formerly MFS(R) Investors Trust Division).............. 2001      8.58         8.14          0.00
                                                            2002      8.14         6.35          0.00
                                                            2003      6.35         7.56          0.00
                                                            2004      7.56         8.24          0.00
                                                            2005      8.24         8.64          0.00
                                                            2006      8.64         9.01          0.00

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/........................................... 2001     10.97        11.15          0.00
                                                            2002     11.15        12.02          0.00
                                                            2003     12.02        12.18      4,456.90
                                                            2004     12.18        12.40     17,769.39
                                                            2005     12.40        12.38     12,342.43
                                                            2006     12.38        12.60     10,119.40
                                                            2007     12.60        13.16      7,172.78

Loomis Sayles Small Cap Division (Class E)/(c)/............ 2001     21.81        21.29          0.00
                                                            2002     21.29        16.33          0.00
                                                            2003     16.33        21.80          0.00
                                                            2004     21.80        24.80          0.00
                                                            2005     24.80        25.94          0.00
                                                            2006     25.94        29.59         71.22
                                                            2007     29.59        32.37        484.67

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.42       $10.05          0.00
                                                      2003     10.05        11.75          0.00
                                                      2004     11.75        12.46        232.34
                                                      2005     12.46        12.39        249.05
                                                      2006     12.39        13.25        413.51
                                                      2007     13.25        13.85        634.75

Lord Abbett Bond Debenture Division (Class E)/(b)
  /(formerly Loomis Sayles High Yield Bond Division). 2001     10.43        10.15          0.00
                                                      2002     10.15        15.12          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.18         8.41          0.00
                                                      2003      8.41        11.46          0.00
                                                      2004     11.46        11.96          0.00
                                                      2005     11.96        12.70          0.00
                                                      2006     12.70        14.21          0.00
                                                      2007     14.21        15.47          0.00

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.35        10.21          0.00
                                                      2002     10.21         8.50          0.00
                                                      2003      8.50        11.21      1,680.08
                                                      2004     11.21        12.72      2,445.94
                                                      2005     12.72        13.97      1,865.35
                                                      2006     13.97        15.03        936.27
                                                      2007     15.03        15.85        912.99

MetLife Stock Index Division (Class E)/(c)/.......... 2001     35.22        33.16          0.00
                                                      2002     33.16        25.19          0.00
                                                      2003     25.19        31.57      1,806.59
                                                      2004     31.57        34.12      5,179.98
                                                      2005     34.12        34.92      4,884.04
                                                      2006     34.92        39.42      2,727.04
                                                      2007     39.42        40.55      2,578.95

MFS(R) Research International Division (Class E)/(c)/ 2001      8.99         8.33          0.00
                                                      2002      8.33         7.21          0.00
                                                      2003      7.21         9.33          3.56
                                                      2004      9.33        10.93          0.00
                                                      2005     10.93        12.47          0.00
                                                      2006     12.47        15.48        852.01
                                                      2007     15.48        17.19          0.00

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     32.63        35.32         35.99
                                                      2005     35.32        35.57        109.42
                                                      2006     35.57        38.99          0.00
                                                      2007     38.99        39.75          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/...................................... 2001    $11.43       $11.24          0.00
                                                       2002     11.24         9.43          0.00
                                                       2003      9.43        11.57          0.01
                                                       2004     11.57        12.61      5,382.22
                                                       2005     12.61        12.16      3,600.08
                                                       2006     12.16        14.04        548.12
                                                       2007     14.04        13.21        711.47

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.20         8.42          0.00
                                                       2002      8.42         6.87          0.00
                                                       2003      6.87         9.24      3,189.32
                                                       2004      9.24        10.81      9,188.40
                                                       2005     10.81        11.96      8,970.87
                                                       2006     11.96        14.72      6,928.56
                                                       2007     14.72        15.93      6,816.87

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.08        14.73          0.00
                                                       2002     14.73        13.03          0.00
                                                       2003     13.03        17.40          0.00
                                                       2004     17.40        20.92      1,740.56
                                                       2005     20.92        22.96      2,492.09
                                                       2006     22.96        25.02        330.38
                                                       2007     25.02        25.30        109.60

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.54        11.79          0.00
                                                       2002     11.79         9.68          0.00
                                                       2003      9.68        12.36          0.00
                                                       2004     12.36        14.06          0.00
                                                       2005     14.06        15.98          0.00
                                                       2006     15.98        18.24          0.00
                                                       2007     18.24        18.98          0.00

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.21        10.38          0.00
                                                       2002     10.38        11.11          0.00
                                                       2003     11.11        11.37          0.00
                                                       2004     11.37        11.69     16,904.50
                                                       2005     11.69        11.72     10,819.18
                                                       2006     11.72        12.01      5,889.24
                                                       2007     12.01        12.66     12,817.39

RCM Technology Division (Class E)/(c)/................ 2001      7.02         6.05          0.00
                                                       2002      6.05         2.93          0.00
                                                       2003      2.93         4.51          0.00
                                                       2004      4.51         4.23     55,505.31
                                                       2005      4.23         4.61        441.09
                                                       2006      4.61         4.75          0.00
                                                       2007      4.75         6.13      3,322.48

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Russell 2000(R) Index Division (Class E)/(c)/......... 2001    $11.80       $11.71          0.00
                                                       2002     11.71         9.10          0.00
                                                       2003      9.10        13.02        724.48
                                                       2004     13.02        14.98      4,707.88
                                                       2005     14.98        15.31      4,486.20
                                                       2006     15.31        17.65      3,938.41
                                                       2007     17.65        17.00      3,733.40

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.43        11.26          0.00
                                                       2002     11.26         8.46          0.00
                                                       2003      8.46        10.82          0.00
                                                       2004     10.82        11.63          0.00
                                                       2005     11.63        12.12          0.00
                                                       2006     12.12        13.41          0.00
                                                       2007     13.41        14.35        240.96

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.. 2001      8.61         8.20          0.00
                                                       2002      8.20         4.49          0.00
                                                       2003      4.49         6.02          0.00
                                                       2004      6.02         6.96          0.00
                                                       2005      6.96         7.80          0.00
                                                       2006      7.80         8.13      1,209.47
                                                       2007      8.13         9.36      9,234.82

T. Rowe Price Small Cap Growth Division (Class E)/(c)/ 2001     11.90        11.68          0.00
                                                       2002     11.68         8.37          0.00
                                                       2003      8.37        11.53          0.00
                                                       2004     11.53        12.53          0.00
                                                       2005     12.53        13.60          0.00
                                                       2006     13.60        13.81          0.00
                                                       2007     13.81        14.83          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................. 2001     14.86        15.10          0.00
                                                       2002     15.10        16.18          0.00
                                                       2003     16.18        17.82          0.00
                                                       2004     17.82        18.58        154.95
                                                       2005     18.58        18.68      3,008.17
                                                       2006     18.68        19.18      3,832.95
                                                       2007     19.18        19.51        182.73

Western Asset Management U.S. Government Division
  (Class E)/(c)/...................................... 2001     13.81        14.05          0.00
                                                       2002     14.05        14.80          0.00
                                                       2003     14.80        14.72          0.00
                                                       2004     14.72        14.82          0.00
                                                       2005     14.82        14.74          0.00
                                                       2006     14.74        15.01          0.00
                                                       2007     15.01        15.30          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
At 2.35 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006   $ 13.60      $ 14.19          0.00
                                                         2007     14.19        14.32          0.00

American Funds Global Small Capitalization Division/(c)/ 2004     15.51        18.31        462.94
                                                         2005     18.31        22.42      4,532.06
                                                         2006     22.42        27.18      8,615.18
                                                         2007     27.18        32.23      7,786.42

American Funds Growth Division/(c)/..................... 2004     95.52       104.95          0.00
                                                         2005    104.95       119.12      1,325.80
                                                         2006    119.12       128.25      2,338.09
                                                         2007    128.25       140.72      2,813.31

American Funds Growth-Income Division/(c)/.............. 2004     74.33        80.14         87.74
                                                         2005     80.14        82.85        817.58
                                                         2006     82.85        93.23        976.49
                                                         2007     93.23        95.65        949.08

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.20 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.60      $ 14.19      2,123.12
                                                         2007     14.19        14.32      2,380.35

American Funds Global Small Capitalization Division/(c)/ 2001     13.44        13.08          0.00
                                                         2002     13.08        10.34      6,017.75
                                                         2003     10.34        15.51      8,364.02
                                                         2004     15.51        18.31          0.00
                                                         2005     18.31        22.42     14,287.71
                                                         2006     22.42        27.18     13,354.79
                                                         2007     27.18        32.23     13,953.89

American Funds Growth Division/(c)/..................... 2001    107.26        96.82          0.00
                                                         2002     96.82        71.44      2,150.86
                                                         2003     71.44        95.47      4,971.32
                                                         2004     95.47       104.90          0.00
                                                         2005    104.90       119.06      5,197.63
                                                         2006    119.06       128.19      3,907.04
                                                         2007    128.19       140.66      4,040.66

American Funds Growth-Income Division/(c)/.............. 2001     75.25        72.01          0.00
                                                         2002     72.01        57.44      3,220.38
                                                         2003     57.44        74.30      5,358.01
                                                         2004     74.30        80.10          0.00
                                                         2005     80.10        82.80      6,733.74
                                                         2006     82.80        93.18      5,902.55
                                                         2007     93.18        95.60      5,633.63

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     33.42        31.42          0.00
                                                         2002     31.42        21.88      1,855.91
                                                         2003     21.88        30.10      2,253.24
                                                         2004     30.10        33.20      1,610.53
                                                         2005     33.20        35.91      1,275.09
                                                         2006     35.91        37.43      1,200.71
                                                         2007     37.43        44.07      1,343.98

BlackRock Bond Income Division (Class E)/(a)/........... 2002     36.65        38.47      3,111.33
                                                         2003     38.47        39.77      6,381.98
                                                         2004     39.77        40.57      4,739.42
                                                         2005     40.57        40.58      3,844.39
                                                         2006     40.58        41.39      3,834.33
                                                         2007     41.39        42.97      2,508.67

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     35.50        36.36          0.00
                                                         2002     36.36        36.69          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/......... 2001    $32.92       $31.99          0.00
                                                       2002     31.99        26.93      2,010.35
                                                       2003     26.93        31.72      6,110.02
                                                       2004     31.72        33.60      9,242.23
                                                       2005     33.60        33.84      7,562.23
                                                       2006     33.84        36.53      4,814.42
                                                       2007     36.53        37.77      6,284.90

BlackRock Large Cap Core Division* (Class E)/(m)/..... 2007     66.06        66.33      2,418.29

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/.......... 2001     61.03        56.77          0.00
                                                       2002     56.77        40.98      1,479.10
                                                       2003     40.98        52.13      3,887.90
                                                       2004     52.13        56.45      2,986.47
                                                       2005     56.45        57.13      2,793.92
                                                       2006     57.13        63.67      2,571.59
                                                       2007     63.67        66.62          0.00

BlackRock Large Cap Value Division (Class E)/(d)/..... 2002     10.00         7.88          0.00
                                                       2003      7.88        10.44      2,991.68
                                                       2004     10.44        11.57      2,375.07
                                                       2005     11.57        11.96      2,491.95
                                                       2006     11.96        13.95     13,309.15
                                                       2007     13.95        14.09     14,568.90

BlackRock Money Market Division (Class E)/(f)/........ 2003     19.31        19.11          0.00
                                                       2004     19.11        18.84          0.00
                                                       2005     18.84        18.94          0.00
                                                       2006     18.94        19.39          0.00
                                                       2007     19.39        19.90          0.00

BlackRock Strategic Value Division (Class E)/(c)/..... 2001     14.09        13.81          0.00
                                                       2002     13.81        10.60     22,554.06
                                                       2003     10.60        15.55     42,084.70
                                                       2004     15.55        17.52     38,252.34
                                                       2005     17.52        17.82     34,201.05
                                                       2006     17.82        20.34     25,485.16
                                                       2007     20.34        19.18     24,373.18

Davis Venture Value Division (Class E)/(c)/........... 2001     25.75        24.97          0.00
                                                       2002     24.97        20.38      3,703.42
                                                       2003     20.38        26.07      5,496.37
                                                       2004     26.07        28.60      4,415.95
                                                       2005     28.60        30.81      4,184.02
                                                       2006     30.81        34.49      4,121.65
                                                       2007     34.49        35.23      3,091.65

FI Mid Cap Opportunities Division (Class E)/(c)/ /(h)/ 2001     17.57        15.08          0.00
                                                       2002     15.08        10.45        402.13
                                                       2003     10.45        13.75      1,344.02
                                                       2004     13.75        15.74      5,351.17
                                                       2005     15.74        16.43      6,944.69
                                                       2006     16.43        17.95      5,802.84
                                                       2007     17.95        19.00      5,686.38

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................... 2002    $21.15       $17.32          0.00
                                                            2003     17.32        21.47        161.31
                                                            2004     21.47        23.85        107.46
                                                            2005     23.85        25.79        155.91
                                                            2006     25.79        28.20        502.38
                                                            2007     28.20        28.70        899.57

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/........................................... 2001      9.15         8.74          0.00
                                                            2002      8.74         6.17          0.00
                                                            2003      6.17         8.74      3,807.57
                                                            2004      8.74         9.50      2,792.68
                                                            2005      9.50         9.71      2,264.89
                                                            2006      9.71        10.44      2,225.35
                                                            2007     10.44        10.67      4,824.55

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     23.78        24.51          0.00
                                                            2002     24.51        21.82      8,486.56
                                                            2003     21.82        28.28      9,934.08
                                                            2004     28.28        30.37     10,655.30
                                                            2005     30.37        32.62     11,623.48
                                                            2006     32.62        35.84      7,019.33
                                                            2007     35.84        32.60      5,840.98

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.54         8.75      1,214.74
                                                            2003      8.75        11.56      3,729.27
                                                            2004     11.56        13.65      4,545.10
                                                            2005     13.65        15.27      5,027.55
                                                            2006     15.27        19.26      9,330.71
                                                            2007     19.26        18.65      8,520.04

Jennison Growth Division (Class E)/(c)/ /(g)/.............. 2005      3.91         4.68      6,326.30
                                                            2006      4.68         4.69      5,318.54
                                                            2007      4.69         5.12      3,451.85

Jennison Growth Division (Class E)/(c)/ /(g)/
  (formerly Met/Putnam Voyager Division)................... 2001      5.33         4.85          0.00
                                                            2002      4.85         3.37      5,281.47
                                                            2003      3.37         4.15      6,769.50
                                                            2004      4.15         4.24      6,901.45
                                                            2005      4.24         3.87      6,737.43

Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001     11.29        10.52          0.00
                                                            2002     10.52         8.48      4,166.94
                                                            2003      8.48        10.60      5,892.03
                                                            2004     10.60        12.24      5,831.75
                                                            2005     12.24        14.11      6,998.46
                                                            2006     14.11        16.05      6,823.83
                                                            2007     16.05        17.30      7,640.32

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
Lazard Mid Cap Division (Class E)/(d)/.............. 2002    $11.34       $ 9.58          0.00
                                                     2003      9.58        11.84      2,804.64
                                                     2004     11.84        13.26      2,127.48
                                                     2005     13.26        14.04      2,161.09
                                                     2006     14.04        15.76        615.42
                                                     2007     15.76        15.01      1,479.70

Legg Mason Partners Aggressive Growth (Class E)/(e)/ 2003      5.47         6.63      8,195.17
                                                     2004      6.63         7.05      7,495.14
                                                     2005      7.05         7.84      6,267.96
                                                     2006      7.84         7.54      5,153.09
                                                     2007      7.54         7.55      3,099.99

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................ 2001      8.84         7.70          0.00
                                                     2002      7.70         5.22      7,371.34
                                                     2003      5.22         5.47          0.00

Legg Mason Value Equity (Class E)/(c)/ /(l)/........ 2006      8.91         9.51      1,956.46
                                                     2007      9.51         8.76      1,347.02

Legg Mason Value Equity (Class E)/(c)/ /(l)/
  (formerly MFS(R) Investors Trust Division)........ 2001      8.56         8.11          0.00
                                                     2002      8.11         6.33          0.00
                                                     2003      6.33         7.52          0.00
                                                     2004      7.52         8.19      2,025.85
                                                     2005      8.19         8.58      2,100.49
                                                     2006      8.58         8.95      2,138.79

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................... 2001     10.94        11.12          0.00
                                                     2002     11.12        11.97     17,151.54
                                                     2003     11.97        12.12     28,736.67
                                                     2004     12.12        12.32     35,371.12
                                                     2005     12.32        12.29     35,569.45
                                                     2006     12.29        12.49     37,573.50
                                                     2007     12.49        13.04     43,337.63

Loomis Sayles Small Cap Division (Class E)/(c)/..... 2001     21.65        21.13          0.00
                                                     2002     21.13        16.19        508.53
                                                     2003     16.19        21.59        538.84
                                                     2004     21.59        24.54        475.57
                                                     2005     24.54        25.63        353.93
                                                     2006     25.63        29.22        272.81
                                                     2007     29.22        31.93        464.04

Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002     10.36        10.00      6,533.47
                                                     2003     10.00        11.67      8,956.29
                                                     2004     11.67        12.36      7,789.76
                                                     2005     12.36        12.28      7,845.59
                                                     2006     12.28        13.12      8,409.75
                                                     2007     13.12        13.70      9,612.40

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001    $10.39       $10.10          0.00
                                                      2002     10.10        10.36          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.18         8.40         20.25
                                                      2003      8.40        11.43        191.63
                                                      2004     11.43        11.92        645.80
                                                      2005     11.92        12.65        706.69
                                                      2006     12.65        14.13      1,007.57
                                                      2007     14.13        15.37      1,653.95

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.34        10.20          0.00
                                                      2002     10.20         8.47      9,926.19
                                                      2003      8.47        11.17     16,315.81
                                                      2004     11.17        12.67     13,786.33
                                                      2005     12.67        13.90     12,756.91
                                                      2006     13.90        14.94      9,929.96
                                                      2007     14.94        15.73      9,791.05

MetLife Stock Index Division (Class E)/(c)/.......... 2001     34.82        32.77          0.00
                                                      2002     32.77        24.87      6,758.16
                                                      2003     24.87        31.14     15,955.01
                                                      2004     31.14        33.63     20,967.77
                                                      2005     33.63        34.38     26,625.93
                                                      2006     34.38        38.77     20,787.02
                                                      2007     38.77        39.84     20,126.01

MFS(R) Research International Division (Class E)/(c)/ 2001      8.98         8.31          0.00
                                                      2002      8.31         7.18      3,596.07
                                                      2003      7.18         9.28      8,062.95
                                                      2004      9.28        10.87      7,188.80
                                                      2005     10.87        12.39      6,999.89
                                                      2006     12.39        15.37     11,802.81
                                                      2007     15.37        17.04     10,070.37

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     32.08        34.70         28.24
                                                      2005     34.70        34.91        775.56
                                                      2006     34.91        38.23        924.44
                                                      2007     38.23        38.94      2,214.75

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/..................................... 2001     11.40        11.20          0.00
                                                      2002     11.20         9.39     14,718.96
                                                      2003      9.39        11.51     24,514.92
                                                      2004     11.51        12.54     21,300.79
                                                      2005     12.54        12.07     16,456.08
                                                      2006     12.07        13.93     16,814.27
                                                      2007     13.93        13.09     15,922.67

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001    $ 9.18       $ 8.39          0.00
                                                       2002      8.39         6.84     13,188.48
                                                       2003      6.84         9.19     20,222.04
                                                       2004      9.19        10.74     11,997.31
                                                       2005     10.74        11.88     17,771.03
                                                       2006     11.88        14.60     10,125.99
                                                       2007     14.60        15.79     11,140.49

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.04        14.69          0.00
                                                       2002     14.69        12.97        663.30
                                                       2003     12.97        17.31      5,687.88
                                                       2004     17.31        20.79      5,466.33
                                                       2005     20.79        22.79      7,226.74
                                                       2006     22.79        24.82      6,017.67
                                                       2007     24.82        25.07      4,776.07

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.48        11.73          0.00
                                                       2002     11.73         9.62      7,140.87
                                                       2003      9.62        12.28      8,734.24
                                                       2004     12.28        13.95      6,007.99
                                                       2005     13.95        15.84      5,967.34
                                                       2006     15.84        18.06      5,479.88
                                                       2007     18.06        18.78      4,959.54

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.21        10.37          0.00
                                                       2002     10.37        11.09     12,766.34
                                                       2003     11.09        11.33     37,892.75
                                                       2004     11.33        11.65     24,908.18
                                                       2005     11.65        11.66     26,177.95
                                                       2006     11.66        11.94     23,791.41
                                                       2007     11.94        12.57     21,152.02

RCM Technology Division (Class E)/(c)/................ 2001      7.02         6.05          0.00
                                                       2002      6.05         2.92     11,803.14
                                                       2003      2.92         4.50     14,996.40
                                                       2004      4.50         4.21     16,099.39
                                                       2005      4.21         4.58     15,790.77
                                                       2006      4.58         4.72     22,838.98
                                                       2007      4.72         6.09     47,468.52

Russell 2000(R) Index Division (Class E)/(c)/......... 2001     11.76        11.67          0.00
                                                       2002     11.67         9.06      4,782.86
                                                       2003      9.06        12.95      7,467.05
                                                       2004     12.95        14.88      5,583.21
                                                       2005     14.88        15.20      6,267.58
                                                       2006     15.20        17.51      4,443.15
                                                       2007     17.51        16.84      6,010.46

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001    $11.40       $11.23          0.00
                                                       2002     11.23         8.42        721.00
                                                       2003      8.42        10.76      7,788.87
                                                       2004     10.76        11.56      8,626.86
                                                       2005     11.56        12.04      9,561.01
                                                       2006     12.04        13.30      7,638.78
                                                       2007     13.30        14.22      7,383.94

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.. 2001      8.61         8.19          0.00
                                                       2002      8.19         4.48      7,050.36
                                                       2003      4.48         6.00      9,772.60
                                                       2004      6.00         6.93      9,534.74
                                                       2005      6.93         7.77     10,596.73
                                                       2006      7.77         8.08      9,077.24
                                                       2007      8.08         9.30      8,624.70

T. Rowe Price Small Cap Growth Division (Class E)/(c)/ 2001     11.84        11.62          0.00
                                                       2002     11.62         8.32        490.73
                                                       2003      8.32        11.45        833.30
                                                       2004     11.45        12.43        924.10
                                                       2005     12.43        13.48      1,439.23
                                                       2006     13.48        13.67      4,421.55
                                                       2007     13.67        14.67      3,362.26

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................. 2001     14.76        15.00          0.00
                                                       2002     15.00        16.04      1,815.51
                                                       2003     16.04        17.66      1,795.85
                                                       2004     17.66        18.39      2,875.95
                                                       2005     18.39        18.47      4,725.75
                                                       2006     18.47        18.95      4,130.05
                                                       2007     18.95        19.26      4,290.27

Western Asset Management U.S. Government Division
  (Class E)/(c)/...................................... 2001     13.72        13.95          0.00
                                                       2002     13.95        14.68      8,190.62
                                                       2003     14.68        14.59     12,119.18
                                                       2004     14.59        14.67     10,341.75
                                                       2005     14.67        14.58      9,992.89
                                                       2006     14.58        14.83     11,123.81
                                                       2007     14.83        15.10     10,817.82

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.25 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.54      $ 14.12          0.00
                                                         2007     14.12        14.24          0.00

American Funds Global Small Capitalization Division/(c)/ 2001     13.42        13.06          0.00
                                                         2002     13.06        10.32          0.00
                                                         2003     10.32        15.47      7,432.78
                                                         2004     15.47        18.25      1,724.22
                                                         2005     18.25        22.34        529.95
                                                         2006     22.34        27.06        225.68
                                                         2007     27.06        32.07        143.60

American Funds Growth Division/(c)/..................... 2001    106.37        96.00          0.00
                                                         2002     96.00        70.80          0.00
                                                         2003     70.80        94.57      6,362.14
                                                         2004     94.57       103.86        308.48
                                                         2005    103.86       117.82         44.81
                                                         2006    117.82       126.79          0.00
                                                         2007    126.79       139.05          0.00

American Funds Growth-Income Division/(c)/.............. 2001     74.63        71.41          0.00
                                                         2002     71.41        56.92          0.00
                                                         2003     56.92        73.60      4,976.20
                                                         2004     73.60        79.30        207.31
                                                         2005     79.30        81.94        148.26
                                                         2006     81.94        92.17        446.02
                                                         2007     92.17        94.51        126.63

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     33.20        31.20          0.00
                                                         2002     31.20        21.72          0.00
                                                         2003     21.72        29.86      4,627.03
                                                         2004     29.86        32.93        176.92
                                                         2005     32.93        35.59          0.00
                                                         2006     35.59        37.08          0.00
                                                         2007     37.08        43.64          0.00

BlackRock Bond Income Division (Class E)/(a)/........... 2002     36.31        38.09          0.00
                                                         2003     38.09        39.36      1,645.72
                                                         2004     39.36        40.13        673.24
                                                         2005     40.13        40.12         97.76
                                                         2006     40.12        40.91          0.00
                                                         2007     40.91        42.44          0.00

BlackRock Bond Income Division (Class E)/(a)
  /(formerly SSR Income Class E)........................ 2001     35.18        36.02          0.00
                                                         2002     36.02       308.82          0.00

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                         ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/.... 2001    $32.68       $31.74          0.00
                                                  2002     31.74        26.71          0.00
                                                  2003     26.71        31.45      5,411.12
                                                  2004     31.45        33.29      3,113.55
                                                  2005     33.29        33.51        824.18
                                                  2006     33.51        36.16          0.00
                                                  2007     36.16        37.36          0.00

BlackRock Large Cap Core Division* (Class E)/(m)/ 2007     65.28        65.52          0.00

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/..... 2001     60.48        56.25          0.00
                                                  2002     56.25        40.58          0.00
                                                  2003     40.58        51.60      2,441.30
                                                  2004     51.60        55.85        210.87
                                                  2005     55.85        56.49          0.00
                                                  2006     56.49        62.93          0.00
                                                  2007     62.93        65.83          0.00

BlackRock Large Cap Value Division (Class E)/(d)/ 2002     10.00         7.87          0.00
                                                  2003      7.87        10.43      5,264.49
                                                  2004     10.43        11.55        152.42
                                                  2005     11.55        11.94          0.00
                                                  2006     11.94        13.92        103.81
                                                  2007     13.92        14.05        103.61

BlackRock Money Market Division (Class E)/(f)/... 2003     19.12        18.91     23,443.30
                                                  2004     18.91        18.64      2,827.64
                                                  2005     18.64        18.73      1,086.98
                                                  2006     18.73        19.17      1,515.72
                                                  2007     19.17        19.66        852.12

BlackRock Strategic Value Division (Class E)/(c)/ 2001     14.09        13.80          0.00
                                                  2002     13.80        10.59          0.00
                                                  2003     10.59        15.53     15,572.16
                                                  2004     15.53        17.48     39,937.50
                                                  2005     17.48        17.77        127.63
                                                  2006     17.77        20.27          0.00
                                                  2007     20.27        19.11          0.00

Davis Venture Value Division (Class E)/(c)/...... 2001     25.66        24.88          0.00
                                                  2002     24.88        20.30          0.00
                                                  2003     20.30        25.95      3,488.19
                                                  2004     25.95        28.45          9.60
                                                  2005     28.45        30.64          0.00
                                                  2006     30.64        34.28          0.00
                                                  2007     34.28        35.00          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001    $17.53       $15.04          0.00
                                                     2002     15.04        10.42          0.00
                                                     2003     10.42        13.71      4,150.28
                                                     2004     13.71        15.68        530.39
                                                     2005     15.68        16.36          0.00
                                                     2006     16.36        17.87          0.00
                                                     2007     17.87        18.90          0.00

FI Value Leaders Division (Class E)/(d)/............ 2002     21.06        17.23          0.00
                                                     2003     17.23        21.36        745.92
                                                     2004     21.36        23.71         42.53
                                                     2005     23.71        25.63        420.62
                                                     2006     25.63        28.01        166.40
                                                     2007     28.01        28.49         86.12

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/.................................... 2001      9.15         8.74          0.00
                                                     2002      8.74         6.17          0.00
                                                     2003      6.17         8.72      4,773.04
                                                     2004      8.72         9.49        431.63
                                                     2005      9.49         9.69          0.00
                                                     2006      9.69        10.41          0.00
                                                     2007     10.41        10.64          0.00

Harris Oakmark Focused Value Division (Class E)/(c)/ 2001     23.68        24.41          0.00
                                                     2002     24.41        21.72          0.00
                                                     2003     21.72        28.13      3,928.61
                                                     2004     28.13        30.19        406.11
                                                     2005     30.19        32.42         81.97
                                                     2006     32.42        35.59          0.00
                                                     2007     35.59        32.36          0.00

Harris Oakmark International Division (Class E)/(d)/ 2002     10.54         8.74          0.00
                                                     2003      8.74        11.55          0.00
                                                     2004     11.55        13.63          0.00
                                                     2005     13.63        15.23        945.67
                                                     2006     15.23        19.21      1,047.95
                                                     2007     19.21        18.60        861.08

Jennison Growth Division (Class E)/(c) (g)/......... 2005      3.90         4.66          0.00
                                                     2006      4.66         4.68          0.00
                                                     2007      4.68         5.10          0.00

Jennison Growth Division (Class E)/(c) (g)
  /(formerly Met/Putnam Voyager Division)........... 2001      5.33         4.85          0.00
                                                     2002      4.85         3.37          0.00
                                                     2003      3.37         4.14        589.27
                                                     2004      4.14         4.23          1.89
                                                     2005      4.23         3.86          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001    $11.23       $10.46          0.00
                                                            2002     10.46         8.43          0.00
                                                            2003      8.43        10.54      4,356.16
                                                            2004     10.54        12.16         27.68
                                                            2005     12.16        14.01          0.00
                                                            2006     14.01        15.92          0.00
                                                            2007     15.92        17.16          0.00

Lazard Mid Cap Division (Class E)/(d)/..................... 2002     11.34         9.57          0.00
                                                            2003      9.57        11.83      1,883.92
                                                            2004     11.83        13.24        779.64
                                                            2005     13.24        14.01          0.00
                                                            2006     14.01        15.72          0.00
                                                            2007     15.72        14.96          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)/....... 2003      5.46         6.62      1,917.03
                                                            2004      6.62         7.03        264.38
                                                            2005      7.03         7.82          0.00
                                                            2006      7.82         7.52          0.00
                                                            2007      7.52         7.52          0.00

Legg Mason Partners Aggressive Growth (Class E)/(e)
  /(formerly Janus Aggressive Growth)...................... 2001      8.84         7.70          0.00
                                                            2002      7.70         5.21          0.00
                                                            2003      5.21         5.46          0.00

Legg Mason Value Equity (Class E)/(c) (l)/................. 2006      8.88         9.47          0.00
                                                            2007      9.47         8.72          0.00

Legg Mason Value Equity (Class E)/(c) (l)
  /(formerly MFS(R) Investors Trust Division).............. 2001      8.55         8.10          0.00
                                                            2002      8.10         6.32          0.00
                                                            2003      6.32         7.51        125.61
                                                            2004      7.51         8.17         12.67
                                                            2005      8.17         8.55          0.00
                                                            2006      8.55         8.92          0.00

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/........................................... 2001     10.93        11.10          0.00
                                                            2002     11.10        11.94          0.00
                                                            2003     11.94        12.09     18,272.11
                                                            2004     12.09        12.28      6,452.85
                                                            2005     12.28        12.25     10,388.33
                                                            2006     12.25        12.44      3,833.65
                                                            2007     12.44        12.98      4,058.90

Loomis Sayles Small Cap Division (Class E)/(c)/............ 2001     21.58        21.05          0.00
                                                            2002     21.05        16.12          0.00
                                                            2003     16.12        21.48         67.95
                                                            2004     21.48        24.41         94.21
                                                            2005     24.41        25.49         24.26
                                                            2006     25.49        29.03          0.00
                                                            2007     29.03        31.71          0.00

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/... 2002    $10.34       $ 9.97          0.00
                                                      2003      9.97        11.63      6,993.21
                                                      2004     11.63        12.31      1,451.87
                                                      2005     12.31        12.23        872.32
                                                      2006     12.23        13.06        871.10
                                                      2007     13.06        13.63        680.85

Lord Abbett Bond Debenture Division (Class E)/(b)
  /(formerly Loomis Sayles High Yield Bond Division). 2001     10.37        10.08          0.00
                                                      2002     10.08        15.01          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.17         8.40          0.00
                                                      2003      8.40        11.42          0.00
                                                      2004     11.42        11.90      1,464.04
                                                      2005     11.90        12.62          0.00
                                                      2006     12.62        14.10          0.00
                                                      2007     14.10        15.33          0.00

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.33        10.19          0.00
                                                      2002     10.19         8.46          0.00
                                                      2003      8.46        11.15      9,542.64
                                                      2004     11.15        12.64      1,548.24
                                                      2005     12.64        13.86      1,333.13
                                                      2006     13.86        14.89        402.01
                                                      2007     14.89        15.67        391.78

MetLife Stock Index Division (Class E)/(c)/.......... 2001     34.63        32.58          0.00
                                                      2002     32.58        24.72          0.00
                                                      2003     24.72        30.93     11,621.20
                                                      2004     30.93        33.38      3,131.49
                                                      2005     33.38        34.11      4,354.67
                                                      2006     34.11        38.45      1,429.60
                                                      2007     38.45        39.49      1,397.43

MFS(R) Research International Division (Class E)/(c)/ 2001      8.98         8.32          0.00
                                                      2002      8.32         7.19          0.00
                                                      2003      7.19         9.29        289.80
                                                      2004      9.29        10.86        132.04
                                                      2005     10.86        12.38          0.00
                                                      2006     12.38        15.35          0.00
                                                      2007     15.35        17.01          0.00

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     31.81        34.39          0.00
                                                      2005     34.39        34.59          0.00
                                                      2006     34.59        37.86          0.00
                                                      2007     37.86        38.54          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/...................................... 2001    $11.38       $11.18          0.00
                                                       2002     11.18         9.37          0.00
                                                       2003      9.37        11.48     10,777.24
                                                       2004     11.48        12.50        623.01
                                                       2005     12.50        12.03      1,126.55
                                                       2006     12.03        13.87        599.39
                                                       2007     13.87        13.03        512.49

Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001      9.16         8.38          0.00
                                                       2002      8.38         6.83          0.00
                                                       2003      6.83         9.17     17,391.18
                                                       2004      9.17        10.71      2,078.05
                                                       2005     10.71        11.84      2,776.80
                                                       2006     11.84        14.54        869.87
                                                       2007     14.54        15.72        793.42

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.02        14.66          0.00
                                                       2002     14.66        12.95          0.00
                                                       2003     12.95        17.26      6,593.93
                                                       2004     17.26        20.72        519.11
                                                       2005     20.72        22.71         44.14
                                                       2006     22.71        24.72          0.00
                                                       2007     24.72        24.95          0.00

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.45        11.70          0.00
                                                       2002     11.70         9.60          0.00
                                                       2003      9.60        12.23      6,892.40
                                                       2004     12.23        13.89        333.78
                                                       2005     13.89        15.77          0.00
                                                       2006     15.77        17.97          0.00
                                                       2007     17.97        18.68          0.00

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.21        10.36          0.00
                                                       2002     10.36        11.08          0.00
                                                       2003     11.08        11.32     10,508.38
                                                       2004     11.32        11.62      1,870.39
                                                       2005     11.62        11.63      2,675.31
                                                       2006     11.63        11.90      2,464.08
                                                       2007     11.90        12.53      2,075.26

RCM Technology Division (Class E)/(c)/................ 2001      7.02         6.04          0.00
                                                       2002      6.04         2.92          0.00
                                                       2003      2.92         4.49     31,466.68
                                                       2004      4.49         4.20      1,651.93
                                                       2005      4.20         4.57          0.00
                                                       2006      4.57         4.71          0.00
                                                       2007      4.71         6.07          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------

Russell 2000(R) Index Division (Class E)/(c)/......... 2001    $11.75       $11.65          0.00
                                                       2002     11.65         9.05          0.00
                                                       2003      9.05        12.92      8,898.11
                                                       2004     12.92        14.84        537.77
                                                       2005     14.84        15.15         92.18
                                                       2006     15.15        17.44          0.00
                                                       2007     17.44        16.77          0.00

T. Rowe Price Large Cap Growth Division (Class E)/(c)/ 2001     11.38        11.21          0.00
                                                       2002     11.21         8.41          0.00
                                                       2003      8.41        10.73      5,604.29
                                                       2004     10.73        11.52        699.03
                                                       2005     11.52        11.99      1,556.13
                                                       2006     11.99        13.25      1,171.93
                                                       2007     13.25        14.15        994.56

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.. 2001      8.60         8.19          0.00
                                                       2002      8.19         4.48          0.00
                                                       2003      4.48         5.99     12,477.81
                                                       2004      5.99         6.92      1,182.51
                                                       2005      6.92         7.75          0.00
                                                       2006      7.75         8.06          0.00
                                                       2007      8.06         9.27          0.00

T. Rowe Price Small Cap Growth Division (Class E)/(c)/ 2001     11.82        11.59          0.00
                                                       2002     11.59         8.30          0.00
                                                       2003      8.30        11.41     13,994.09
                                                       2004     11.41        12.39        607.24
                                                       2005     12.39        13.42          0.00
                                                       2006     13.42        13.61          0.00
                                                       2007     13.61        14.59          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................. 2001     14.71        14.94          0.00
                                                       2002     14.94        15.98          0.00
                                                       2003     15.98        17.58      3,184.46
                                                       2004     17.58        18.30      1,318.55
                                                       2005     18.30        18.37        670.77
                                                       2006     18.37        18.83          0.00
                                                       2007     18.83        19.13          0.00

Western Asset Management U.S. Government Division
  (Class E)/(c)/...................................... 2001     13.67        13.90          0.00
                                                       2002     13.90        14.62          0.00
                                                       2003     14.62        14.52      9,746.59
                                                       2004     14.52        14.59        971.63
                                                       2005     14.59        14.50          0.00
                                                       2006     14.50        14.74          0.00
                                                       2007     14.74        15.00          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
At 2.50 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006   $ 13.42      $ 13.99         0.00
                                                         2007     13.99        14.09         0.00

American Funds Global Small Capitalization Division/(c)/ 2004     15.38        18.13         0.00
                                                         2005     18.13        22.17         0.00
                                                         2006     22.17        26.82       114.70
                                                         2007     26.82        31.76       190.14

American Funds Growth Division/(c)/..................... 2004     92.71       101.71         0.00
                                                         2005    101.71       115.27         0.00
                                                         2006    115.27       123.92        36.11
                                                         2007    123.92       135.77        53.87

American Funds Growth-Income Division/(c)/.............. 2004     72.15        77.66         0.00
                                                         2005     77.66        80.17         0.00
                                                         2006     80.17        90.08        66.47
                                                         2007     90.08        92.28        92.69

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.30 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.48      $ 14.05      2,260.99
                                                         2007     14.05        14.17      9,257.00

American Funds Global Small Capitalization Division/(c)/ 2001     13.39        13.03          0.00
                                                         2002     13.03        10.29          0.00
                                                         2003     10.29        15.42          0.00
                                                         2004     15.42        18.19     13,630.80
                                                         2005     18.19        22.25     19,596.91
                                                         2006     22.25        26.94     24,763.77
                                                         2007     26.94        31.92     28,149.24

American Funds Growth Division/(c)/..................... 2001    105.45        95.15          0.00
                                                         2002     95.15        70.14          0.00
                                                         2003     70.14        93.63          0.00
                                                         2004     93.63       102.78     11,491.63
                                                         2005    102.78       116.54     11,889.33
                                                         2006    116.54       125.35     12,469.33
                                                         2007    125.35       137.40     11,555.27

American Funds Growth-Income Division/(c)/.............. 2001     73.98        70.77          0.00
                                                         2002     70.77        56.39          0.00
                                                         2003     56.39        72.87          0.00
                                                         2004     72.87        78.48     11,225.16
                                                         2005     78.48        81.05     10,819.00
                                                         2006     81.05        91.12     13,217.06
                                                         2007     91.12        93.39     13,454.75

BlackRock Aggressive Growth Division (Class E)/(c)/..... 2001     32.98        30.99          0.00
                                                         2002     30.99        21.56          0.00
                                                         2003     21.56        29.63          0.00
                                                         2004     29.63        32.65      5,654.89
                                                         2005     32.65        35.28      6,672.87
                                                         2006     35.28        36.73      3,077.94
                                                         2007     36.73        43.21      2,537.74

BlackRock Bond Income Division (Class E)/(a)/........... 2002     35.97        37.72          0.00
                                                         2003     37.72        38.96          0.00
                                                         2004     38.96        39.70      4,986.18
                                                         2005     39.70        39.67      5,151.32
                                                         2006     39.67        40.43      4,469.32
                                                         2007     40.43        41.92      2,774.84

BlackRock Bond Income Division (Class E)/(a)/
  (formerly SSR Income Class E)......................... 2001     34.86        35.69          0.00
                                                         2002     35.69       305.92          0.00

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
BlackRock Diversified Division (Class E)/(c)/....... 2001    $32.43       $31.50          0.00
                                                     2002     31.50        26.49          0.00
                                                     2003     26.49        31.17          0.00
                                                     2004     31.17        32.99     14,472.06
                                                     2005     32.99        33.19     17,853.00
                                                     2006     33.19        35.79     14,006.47
                                                     2007     35.79        36.96     16,142.71

BlackRock Large Cap Core Division* (Class E)/(m)/... 2007     64.50        64.72      3,544.63

BlackRock Large Cap Division (Class E)
  (formerly BlackRock Investment Trust)/(c)/........ 2001     59.93        55.73          0.00
                                                     2002     55.73        40.18          0.00
                                                     2003     40.18        51.07          0.00
                                                     2004     51.07        55.25      7,313.05
                                                     2005     55.25        55.86      6,248.30
                                                     2006     55.86        62.19      5,053.74
                                                     2007     62.19        65.05          0.00

BlackRock Large Cap Value Division (Class E)/(d)/... 2002     10.00         7.87          0.00
                                                     2003      7.87        10.42          0.00
                                                     2004     10.42        11.54     26,348.91
                                                     2005     11.54        11.92     24,565.40
                                                     2006     11.92        13.89     25,010.96
                                                     2007     13.89        14.01     30,856.76

BlackRock Money Market Division (Class E)/(f)/...... 2003     18.93        18.72         82.45
                                                     2004     18.72        18.45         81.93
                                                     2005     18.45        18.52         81.33
                                                     2006     18.52        18.94         80.87
                                                     2007     18.94        19.42         80.25

BlackRock Strategic Value Division (Class E)/(c)/... 2001     14.08        13.79          0.00
                                                     2002     13.79        10.58          0.00
                                                     2003     10.58        15.50          0.00
                                                     2004     15.50        17.45     10,020.09
                                                     2005     17.45        17.72     42,291.40
                                                     2006     17.72        20.21     42,799.56
                                                     2007     20.21        19.04     40,437.15

Davis Venture Value Division (Class E)/(c)/......... 2001     25.57        24.79          0.00
                                                     2002     24.79        20.22          0.00
                                                     2003     20.22        25.83          0.00
                                                     2004     25.83        28.31      4,667.64
                                                     2005     28.31        30.47      5,414.13
                                                     2006     30.47        34.07     12,400.42
                                                     2007     34.07        34.77     12,614.06

FI Mid Cap Opportunities Division (Class E)/(c) (h)/ 2001     17.49        15.00          0.00
                                                     2002     15.00        10.39          0.00
                                                     2003     10.39        13.66          0.00
                                                     2004     13.66        15.62     15,648.31
                                                     2005     15.62        16.29     15,342.07
                                                     2006     16.29        17.78     11,503.36
                                                     2007     17.78        18.80      8,808.99

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                   ---- ------------ ------------ ------------
FI Value Leaders Division (Class E)/(d)/................... 2002    $20.96       $17.15          0.00
                                                            2003     17.15        21.24          0.00
                                                            2004     21.24        23.58      3,149.62
                                                            2005     23.58        25.47      2,204.25
                                                            2006     25.47        27.82      1,498.51
                                                            2007     27.82        28.28        839.18

Franklin Templeton Small Cap Growth Division
  (Class E)/(c)/........................................... 2001      9.15         8.74          0.00
                                                            2002      8.74         6.16          0.00
                                                            2003      6.16         8.71          0.00
                                                            2004      8.71         9.47      5,267.43
                                                            2005      9.47         9.67      5,222.81
                                                            2006      9.67        10.38      7,095.54
                                                            2007     10.38        10.60     12,101.08

Harris Oakmark Focused Value Division (Class E)/(c)/....... 2001     23.58        24.30          0.00
                                                            2002     24.30        21.61          0.00
                                                            2003     21.61        27.98          0.00
                                                            2004     27.98        30.01     10,585.04
                                                            2005     30.01        32.21     12,752.37
                                                            2006     32.21        35.35     13,359.55
                                                            2007     35.35        32.13     12,058.79

Harris Oakmark International Division (Class E)/(d)/....... 2002     10.54         8.74          0.00
                                                            2003      8.74        11.54          0.00
                                                            2004     11.54        13.61      1,149.03
                                                            2005     13.61        15.20      1,645.97
                                                            2006     15.20        19.16      6,411.51
                                                            2007     19.16        18.54     13,217.81

Jennison Growth Division (Class E)/(c) (g)/................ 2005      3.89         4.65        599.63
                                                            2006      4.65         4.66     18,445.35
                                                            2007      4.66         5.08        310.35

Jennison Growth Division (Class E)/(c) (g)/
  (formerly Met/Putnam Voyager Division)................... 2001      5.33         4.84          0.00
                                                            2002      4.84         3.36          0.00
                                                            2003      3.36         4.13          0.00
                                                            2004      4.13         4.22        652.81
                                                            2005      4.22         3.85        638.13

Julius Baer International Stock Division
  (formerly FI International Stock Division) (Class E)/(c)/ 2001     11.17        10.41          0.00
                                                            2002     10.41         8.38          0.00
                                                            2003      8.38        10.47          0.00
                                                            2004     10.47        12.08      6,082.13
                                                            2005     12.08        13.90      5,258.45
                                                            2006     13.90        15.80      5,259.74
                                                            2007     15.80        17.01      3,521.03

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                            YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                            ---- ------------ ------------ ------------
Lazard Mid Cap Division (Class E)/(d)/.............. 2002    $11.33       $ 9.57           0.00
                                                     2003      9.57        11.82           0.00
                                                     2004     11.82        13.21       6,752.57
                                                     2005     13.21        13.98       4,932.66
                                                     2006     13.98        15.68       7,214.70
                                                     2007     15.68        14.91      10,961.23

Legg Mason Partners Aggressive Growth (Class E)/(e)/ 2003      5.46         6.62           0.00
                                                     2004      6.62         7.02       2,486.07
                                                     2005      7.02         7.80       3,875.29
                                                     2006      7.80         7.50       3,545.85
                                                     2007      7.50         7.50       3,572.46

Legg Mason Partners Aggressive Growth (Class E)/(e)/
  (formerly Janus Aggressive Growth)................ 2001      8.84         7.70           0.00
                                                     2002      7.70         5.21           0.00
                                                     2003      5.21         5.46           0.00

Legg Mason Value Equity (Class E)/(c) (l)/.......... 2006      8.85         9.44         329.54
                                                     2007      9.44         8.68         784.70

Legg Mason Value Equity (Class E)/(c) (l)/
  (formerly MFS(R) Investors Trust Division)........ 2001      8.54         8.09           0.00
                                                     2002      8.09         6.31           0.00
                                                     2003      6.31         7.49           0.00
                                                     2004      7.49         8.14       2,560.51
                                                     2005      8.14         8.53         649.63
                                                     2006      8.53         8.89         330.20

Lehman Brothers(R) Aggregate Bond Index Division
  (Class E)/(c)/.................................... 2001     10.91        11.08           0.00
                                                     2002     11.08        11.92           0.00
                                                     2003     11.92        12.05           0.00
                                                     2004     12.05        12.24      86,667.12
                                                     2005     12.24        12.21     121,422.56
                                                     2006     12.21        12.39     126,227.38
                                                     2007     12.39        12.92     118,169.13

Loomis Sayles Small Cap Division (Class E)/(c)/..... 2001     21.50        20.96           0.00
                                                     2002     20.96        16.05           0.00
                                                     2003     16.05        21.38           0.00
                                                     2004     21.38        24.28         179.83
                                                     2005     24.28        25.34         747.23
                                                     2006     25.34        28.85       2,780.35
                                                     2007     28.85        31.50       5,193.80

Lord Abbett Bond Debenture Division (Class E)/(b)/.. 2002     10.31         9.94           0.00
                                                     2003      9.94        11.59           0.00
                                                     2004     11.59        12.26       6,995.83
                                                     2005     12.26        12.18       9,349.84
                                                     2006     12.18        12.99      10,749.06
                                                     2007     12.99        13.55      13,210.27

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                             ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class E)/(b)/
  (formerly Loomis Sayles High Yield Bond Division).. 2001    $10.34       $10.05          0.00
                                                      2002     10.05        14.97          0.00

Met/AIM Small Cap Growth Division (Class E)/(d)/..... 2002     11.17         8.39          0.00
                                                      2003      8.39        11.41          0.00
                                                      2004     11.41        11.88      5,429.33
                                                      2005     11.88        12.59      5,607.48
                                                      2006     12.59        14.06      5,493.64
                                                      2007     14.06        15.28      5,262.38

MetLife Mid Cap Stock Index Division (Class E)/(c)/.. 2001     10.33        10.18          0.00
                                                      2002     10.18         8.45          0.00
                                                      2003      8.45        11.14          0.00
                                                      2004     11.14        12.61     18,576.62
                                                      2005     12.61        13.82     18,971.32
                                                      2006     13.82        14.84     20,242.27
                                                      2007     14.84        15.61     24,468.60

MetLife Stock Index Division (Class E)/(c)/.......... 2001     34.43        32.39          0.00
                                                      2002     32.39        24.56          0.00
                                                      2003     24.56        30.72          0.00
                                                      2004     30.72        33.14     51,659.02
                                                      2005     33.14        33.84     61,469.18
                                                      2006     33.84        38.13     61,955.55
                                                      2007     38.13        39.14     60,082.79

MFS(R) Research International Division (Class E)/(c)/ 2001      8.98         8.32          0.00
                                                      2002      8.32         7.18          0.00
                                                      2003      7.18         9.27          0.00
                                                      2004      9.27        10.84      2,973.62
                                                      2005     10.84        12.35      2,874.17
                                                      2006     12.35        15.30      6,712.41
                                                      2007     15.30        16.95     14,077.15

MFS(R) Total Return Division (Class E)/(i)/.......... 2004     31.54        34.09        166.11
                                                      2005     34.09        34.27        847.21
                                                      2006     34.27        37.49        504.29
                                                      2007     37.49        38.14      8,629.69

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class E)/(c)/..................................... 2001     11.37        11.16          0.00
                                                      2002     11.16         9.35          0.00
                                                      2003      9.35        11.46          0.00
                                                      2004     11.46        12.46     34,994.12
                                                      2005     12.46        11.99     34,085.81
                                                      2006     11.99        13.82     38,903.26
                                                      2007     13.82        12.97     32,180.58

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
Morgan Stanley EAFE(R) Index Division (Class E)/(c)/.. 2001    $ 9.15       $ 8.37          0.00
                                                       2002      8.37         6.81          0.00
                                                       2003      6.81         9.14          0.00
                                                       2004      9.14        10.67     37,651.95
                                                       2005     10.67        11.79     40,735.18
                                                       2006     11.79        14.48     43,810.10
                                                       2007     14.48        15.64     43,124.87

Neuberger Berman Mid Cap Value Division (Class E)/(c)/ 2001     15.00        14.64          0.00
                                                       2002     14.64        12.92          0.00
                                                       2003     12.92        17.22          0.00
                                                       2004     17.22        20.66     15,846.40
                                                       2005     20.66        22.63     25,255.67
                                                       2006     22.63        24.61     27,257.58
                                                       2007     24.61        24.84     28,604.87

Oppenheimer Global Equity Division (Class E)/(c)/..... 2001     12.43        11.67          0.00
                                                       2002     11.67         9.57          0.00
                                                       2003      9.57        12.19          0.00
                                                       2004     12.19        13.84      7,466.42
                                                       2005     13.84        15.70      8,390.67
                                                       2006     15.70        17.88      8,151.32
                                                       2007     17.88        18.58      9,601.04

PIMCO Total Return Division (Class E)/(c)/............ 2001     10.20        10.36          0.00
                                                       2002     10.36        11.07          0.00
                                                       2003     11.07        11.30          0.00
                                                       2004     11.30        11.60     36,703.08
                                                       2005     11.60        11.60     38,426.76
                                                       2006     11.60        11.87     36,286.35
                                                       2007     11.87        12.48     34,625.35

RCM Technology Division (Class E)/(c)/................ 2001      7.02         6.04          0.00
                                                       2002      6.04         2.92          0.00
                                                       2003      2.92         4.49          0.00
                                                       2004      4.49         4.20     43,636.13
                                                       2005      4.20         4.56     41,257.74
                                                       2006      4.56         4.69     20,737.14
                                                       2007      4.69         6.05     10,501.01

Russell 2000(R) Index Division (Class E)/(c)/......... 2001     11.73        11.63          0.00
                                                       2002     11.63         9.03          0.00
                                                       2003      9.03        12.88          0.00
                                                       2004     12.88        14.79     15,388.66
                                                       2005     14.79        15.10     22,958.28
                                                       2006     15.10        17.37     18,641.35
                                                       2007     17.37        16.69     21,158.37

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Division (Class E)/(c)/.. 2001    $11.37       $11.19          0.00
                                                         2002     11.19         8.39          0.00
                                                         2003      8.39        10.71          0.00
                                                         2004     10.71        11.49     14,099.77
                                                         2005     11.49        11.95     15,396.07
                                                         2006     11.95        13.20     13,072.52
                                                         2007     13.20        14.09     10,313.66

T. Rowe Price Mid Cap Growth Division (Class E)/(c)/.... 2001      8.60         8.19          0.00
                                                         2002      8.19         4.47          0.00
                                                         2003      4.47         5.98          0.00
                                                         2004      5.98         6.90     25,770.94
                                                         2005      6.90         7.73     26,728.47
                                                         2006      7.73         8.04     21,651.21
                                                         2007      8.04         9.24     30,980.43

T. Rowe Price Small Cap Growth Division (Class E)/(c)/.. 2001     11.79        11.56          0.00
                                                         2002     11.56         8.27          0.00
                                                         2003      8.27        11.37          0.00
                                                         2004     11.37        12.34     14,579.41
                                                         2005     12.34        13.36     17,507.06
                                                         2006     13.36        13.54     17,429.19
                                                         2007     13.54        14.51     13,359.56

Western Asset Management Strategic Bond Opportunities
  Division (Class E)/(c)/............................... 2001     14.66        14.89          0.00
                                                         2002     14.89        15.91          0.00
                                                         2003     15.91        17.50          0.00
                                                         2004     17.50        18.20     32,653.31
                                                         2005     18.20        18.27     34,359.82
                                                         2006     18.27        18.72     32,363.62
                                                         2007     18.72        19.00     31,801.74

Western Asset Management U.S. Government Division
  (Class E)/(c)/........................................ 2001     13.63        13.85          0.00
                                                         2002     13.85        14.56          0.00
                                                         2003     14.56        14.45          0.00
                                                         2004     14.45        14.52      7,489.64
                                                         2005     14.52        14.41      7,765.52
                                                         2006     14.41        14.65      8,118.00
                                                         2007     14.65        14.90      4,958.70

At 2.55 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     13.36        13.92      5,946.69
                                                         2007     13.92        14.02      7,845.31

American Funds Global Small Capitalization Division/(c)/ 2004     15.33        18.07     15,247.27
                                                         2005     18.07        22.08     29,683.18
                                                         2006     22.08        26.71     44,812.05
                                                         2007     26.71        31.61     52,489.35

                                                BEGINNING OF               NUMBER OF
                                                    YEAR     END OF YEAR  ACCUMULATION
                                                ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                  ---- ------------ ------------ ------------
American Funds Growth Division/(c)/....... 2004   $ 91.79      $100.65      7,212.98
                                           2005    100.65       114.01     12,716.12
                                           2006    114.01       122.51     16,853.27
                                           2007    122.51       134.15     16,934.86

American Funds Growth-Income Division/(c)/ 2004     71.43        76.85      7,041.60
                                           2005     76.85        79.29     13,993.24
                                           2006     79.29        89.06     19,606.13
                                           2007     89.06        91.18     23,431.93

--------
/(a)/ The assets of the State Street Research Income Division merged into this
      Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
/(b)/ The assets of the Loomis Sayles High Yield Bond Division merged into the
      Lord Abbett Bond Debenture Division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
/(c)/ Inception date: August 3, 2001.
/(d)/ Inception date: May 1, 2002.
/(e)/ The assets of the Janus Growth Division merged into the Janus Aggressive
      Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of the Janus Growth Division.
/(f)/ Inception date: May 1, 2003
/(g)/ The assets in this investment division merged into the Jennison Growth
      Division prior to the opening of business on May 2, 2005. This investment division is no longer available under the Deferred Annuity.
/(h)/ This division merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit value history presented here is of the Janus Mid Cap Division.
/(i)/ Inception date May 1, 2004.
/(k)/ Inception date May 1, 2006.
/(l)/ The assets of MFS Investors Trust Division were merged into the Legg
      Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.
/(m)/ The assets of BlackRock Large Cap Division (formerly BlackRock Investment
      Trust Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Division.
* We are waiving a portion of the Sep Acct charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses for more information.

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.50 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.49      $ 15.19       9,855.83
                                                         2007     15.19        15.43      68,169.42

American Funds Global Small Capitalization Division/(c)/ 2001     13.75        13.42           0.00
                                                         2002     13.42        10.68      32,019.34
                                                         2003     10.68        16.14      85,398.57
                                                         2004     16.14        19.19     128,270.84
                                                         2005     19.19        23.66     149,896.21
                                                         2006     23.66        28.88     146,893.34
                                                         2007     28.88        34.49     141,939.77

American Funds Growth Division/(c)/..................... 2001    121.23       109.75           0.00
                                                         2002    109.75        81.55      16,230.12
                                                         2003     81.55       109.74      58,503.83
                                                         2004    109.74       121.43      69,240.32
                                                         2005    121.43       138.80      68,272.08
                                                         2006    138.80       150.48      63,238.49
                                                         2007    150.48       166.28      54,048.73

American Funds Growth-Income Division/(c)/.............. 2001     85.05        81.63           0.00
                                                         2002     81.63        65.56      26,270.23
                                                         2003     65.56        85.41      68,725.41
                                                         2004     85.41        92.72      96,552.45
                                                         2005     92.72        96.53      87,866.03
                                                         2006     96.53       109.39      82,701.17
                                                         2007    109.39       113.01      69,156.14

BlackRock Aggressive Growth Division (Class B).......... 2004     33.03        36.59       1,258.67
                                                         2005     36.59        39.81       5,095.42
                                                         2006     39.81        41.76       4,636.17
                                                         2007     41.76        49.46       9,056.66

BlackRock Bond Income Division (Class B)................ 2004     42.41        43.90       8,121.98
                                                         2005     43.90        44.18      23,976.02
                                                         2006     44.18        45.33      46,603.87
                                                         2007     45.33        47.34      53,156.32

BlackRock Diversified Division (Class B)................ 2004     34.70        37.42       6,708.35
                                                         2005     37.42        37.90      16,192.39
                                                         2006     37.90        41.16      17,166.95
                                                         2007     41.16        42.83      25,949.67

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     76.25        76.86       3,123.19

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     58.27        64.26         660.74
                                                         2005     64.26        65.41       3,196.09
                                                         2006     65.41        73.35       3,446.55
                                                         2007     73.35        76.90           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)............. 2004    $10.66       $11.76      10,184.66
                                                          2005     11.76        12.23      20,457.74
                                                          2006     12.23        14.35      40,046.14
                                                          2007     14.35        14.58      86,981.14

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/ 2004     22.97        25.15       4,013.61
                                                          2005     25.15        26.45       5,817.98
                                                          2006     26.45        27.07      10,293.45
                                                          2007     27.07        31.58      25,712.55

BlackRock Money Market Division (Class B)................ 2004     21.51        21.42         259.09
                                                          2005     21.42        21.66       1,104.62
                                                          2006     21.66        22.31       1,086.92
                                                          2007     22.31        23.04       2,669.52

BlackRock Strategic Value Division (Class B)............. 2004     16.04        18.04      23,890.52
                                                          2005     18.04        18.47      71,096.64
                                                          2006     18.47        21.18      62,812.31
                                                          2007     21.18        20.10      67,280.87

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)........................................ 2004      9.99        12.82      68,869.17
                                                          2005     12.82        14.31     153,352.09
                                                          2006     14.31        19.40     234,114.01
                                                          2007     19.40        16.24     216,454.32

Cyclical Growth ETF Division (Class B)/(k)/.............. 2006     10.69        11.40      27,555.86
                                                          2007     11.40        11.86      11,428.25

Cyclical Growth and Income ETF Division (Class B)/(k)/... 2006     10.50        11.14      22,575.33
                                                          2007     11.14        11.57       1,657.68

Davis Venture Value Division (Class B)................... 2004     28.30        30.43      12,812.49
                                                          2005     30.43        32.98      54,854.72
                                                          2006     32.98        37.14     106,439.73
                                                          2007     37.14        38.18     115,511.86

FI Large Cap Division (Class B)/(k)/..................... 2006     16.92        17.11         965.68
                                                          2007     17.11        17.48       2,704.42

FI Mid Cap Opportunities Division (Class B).............. 2004     14.55        16.36       5,537.49
                                                          2005     16.36        17.20      16,619.16
                                                          2006     17.20        18.90      25,812.90
                                                          2007     18.90        20.13      33,746.41

FI Value Leaders Division (Class B)...................... 2004     22.76        25.65       3,147.34
                                                          2005     25.65        27.91      12,286.58
                                                          2006     27.91        30.70      20,249.35
                                                          2007     30.70        31.43      22,588.52

Franklin Templeton Small Cap Growth Division (Class B)... 2004      8.78         9.71       5,973.74
                                                          2005      9.71         9.99       8,500.33
                                                          2006      9.99        10.80      16,024.40
                                                          2007     10.80        11.10      19,772.47

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 29.79      $ 32.30       7,707.84
                                                             2005     32.30        34.91      24,317.59
                                                             2006     34.91        38.58      39,127.30
                                                             2007     38.58        35.31      34,123.62

Harris Oakmark International Division (Class B)............. 2004     12.00        13.92      15,034.47
                                                             2005     13.92        15.67      43,941.33
                                                             2006     15.67        19.89     116,979.16
                                                             2007     19.89        19.37     130,875.13

Janus Forty Division (Class B)/(n)/......................... 2007    142.21       174.34       5,537.10

Jennison Growth Division (Class B)/(g)/..................... 2005      4.04         4.86      14,933.88
                                                             2006      4.86         4.90      18,457.21
                                                             2007      4.90         5.38      21,745.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.20         4.39       2,823.50
                                                             2005      4.39         4.00       2,901.14

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     11.66        13.31         898.96
                                                             2005     13.31        15.42      10,412.08
                                                             2006     15.42        17.66      27,532.51
                                                             2007     17.66        19.15      41,376.10

Lazard Mid Cap Division (Class B)........................... 2004     12.53        13.52       3,170.67
                                                             2005     13.52        14.39       5,764.34
                                                             2006     14.39        16.26      10,443.33
                                                             2007     16.26        15.58      19,091.61

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.58         7.15         783.37
                                                             2005      7.15         8.00      12,890.50
                                                             2006      8.00         7.74      20,501.16
                                                             2007      7.74         7.80      21,600.66

Legg Mason Value Equity (Class B)/(l)/...................... 2006      9.28         9.95      11,253.48
                                                             2007      9.95         9.22      13,536.97

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.65         8.47           0.00
                                                             2005      8.47         8.92       3,340.19
                                                             2006      8.92         9.32       3,968.10

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     12.34        12.69      75,066.78
                                                             2005     12.69        12.74     247,085.26
                                                             2006     12.74        13.02     334,610.26
                                                             2007     13.02        13.68     445,572.24

Loomis Sayles Small Cap Division (Class B).................. 2004     23.18        26.25       1,486.70
                                                             2005     26.25        27.59       5,538.88
                                                             2006     27.59        31.63      15,151.07
                                                             2007     31.63        34.78      24,118.81

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.82       $16.85       8,869.63
                                                         2005     16.85        16.84      38,509.50
                                                         2006     16.84        18.11      82,258.11
                                                         2007     18.11        19.01     113,548.58

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.33        12.13       1,186.65
                                                         2005     12.13        12.94       3,900.30
                                                         2006     12.94        14.56      10,755.47
                                                         2007     14.56        15.93       7,569.52

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.60        12.99      14,530.92
                                                         2005     12.99        14.33      35,277.12
                                                         2006     14.33        15.51      57,561.77
                                                         2007     15.51        16.43      71,762.73

MetLife Stock Index Division (Class B).................. 2004     33.44        36.21      38,878.99
                                                         2005     36.21        37.23      84,563.02
                                                         2006     37.23        42.25     116,766.00
                                                         2007     42.25        43.69     145,029.57

MFS(R) Research International Division (Class B)........ 2004      9.71        11.14       2,483.65
                                                         2005     11.14        12.78      14,559.35
                                                         2006     12.78        15.94      68,131.53
                                                         2007     15.94        17.78      69,885.02

MFS(R) Total Return Division (Class B)/(i)/............. 2004     36.14        39.27       3,841.22
                                                         2005     39.27        39.79      19,800.66
                                                         2006     39.79        43.88      18,561.86
                                                         2007     43.88        45.00      26,133.41

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     12.06        13.01      32,051.72
                                                         2005     13.01        12.60     145,094.99
                                                         2006     12.60        14.63     171,514.26
                                                         2007     14.63        13.83     129,145.21

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.51        11.05      35,817.84
                                                         2005     11.05        12.29      70,820.80
                                                         2006     12.29        15.19     105,898.99
                                                         2007     15.19        16.54     139,248.50

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     18.45        21.51      17,264.02
                                                         2005     21.51        23.72      75,324.93
                                                         2006     23.72        25.99     131,190.77
                                                         2007     25.99        26.42     162,218.98

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.91         8.58       1,109.96
                                                         2006      8.58         9.10      11,661.01
                                                         2007      9.10        10.24      17,741.03

Oppenheimer Global Equity Division (Class B)............ 2004     12.66        14.59       4,876.59
                                                         2005     14.59        16.67      16,102.42
                                                         2006     16.67        19.11      24,727.56
                                                         2007     19.11        20.00      40,301.45

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.96       $11.06      13,284.03
                                                        2007     11.06        12.07      48,146.04

PIMCO Total Return Division (Class B).................. 2004     11.62        12.04      60,186.41
                                                        2005     12.04        12.13     164,114.54
                                                        2006     12.13        12.49     186,335.52
                                                        2007     12.49        13.23     207,441.47

RCM Technology Division (Class B)...................... 2004      4.15         4.32       6,953.90
                                                        2005      4.32         4.72      30,683.81
                                                        2006      4.72         4.90      26,551.62
                                                        2007      4.90         6.35     110,856.01

Russell 2000(R) Index Division (Class B)............... 2004     13.39        15.32      10,365.69
                                                        2005     15.32        15.75      26,872.17
                                                        2006     15.75        18.24      45,549.73
                                                        2007     18.24        17.66      56,624.33

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     11.10        12.02      12,504.37
                                                        2005     12.02        12.59      26,904.11
                                                        2006     12.59        14.00      35,578.28
                                                        2007     14.00        15.06      59,614.94

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.25         7.08       9,681.38
                                                        2005      7.08         8.00      27,613.87
                                                        2006      8.00         8.37      73,879.63
                                                        2007      8.37         9.70     131,104.09

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     12.29        13.09       3,764.64
                                                        2005     13.09        14.28       9,555.84
                                                        2006     14.28        14.58      23,238.89
                                                        2007     14.58        15.73      26,392.75

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     18.48        19.57      13,950.16
                                                        2005     19.57        19.78      76,972.68
                                                        2006     19.78        20.42     126,437.95
                                                        2007     20.42        20.86     165,927.32

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     15.27        15.62      26,011.02
                                                        2005     15.62        15.61      78,034.48
                                                        2006     15.61        15.98     118,737.56
                                                        2007     15.98        16.37     107,325.43

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.14      15,856.40
                                                        2006     11.14        12.69      44,186.36
                                                        2007     12.69        12.91      79,266.94

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.29      20,259.36
                                                        2006     10.29        10.83      54,698.83
                                                        2007     10.83        11.27     194,717.78

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.51       52,342.64
                                                         2006     10.51        11.33      168,635.18
                                                         2007     11.33        11.69      395,220.51

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.74      110,034.54
                                                         2006     10.74        11.83      499,348.99
                                                         2007     11.83        12.16    1,167,489.54

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.96       65,033.37
                                                         2006     10.96        12.34      301,858.85
                                                         2007     12.34        12.62      817,285.72

At 1.75 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.36        15.04       27,290.50
                                                         2007     15.04        15.27      115,031.70

American Funds Global Small Capitalization Division/(c)/ 2004     16.05        19.06       11,997.08
                                                         2005     19.06        23.48       31,614.64
                                                         2006     23.48        28.63       68,262.25
                                                         2007     28.63        34.16      115,956.39

American Funds Growth Division/(c)/..................... 2004    107.63       118.98        7,893.55
                                                         2005    118.98       135.85       22,647.91
                                                         2006    135.85       147.14       39,329.74
                                                         2007    147.14       162.43       48,154.21

American Funds Growth-Income Division/(c)/.............. 2004     83.76        90.85        7,525.57
                                                         2005     90.85        94.48       18,899.21
                                                         2006     94.48       106.96       30,350.55
                                                         2007    106.96       110.40       43,158.87

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.45 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.56      $ 15.26      28,569.70
                                                         2007     15.26        15.52     149,814.19

American Funds Global Small Capitalization Division/(c)/ 2001     13.77        13.45           0.00
                                                         2002     13.45        10.71           0.00
                                                         2003     10.71        16.18     107,784.55
                                                         2004     16.18        19.25     281,007.79
                                                         2005     19.25        23.75     313,233.26
                                                         2006     23.75        29.00     270,716.25
                                                         2007     29.00        34.66     293,038.02

American Funds Growth Division/(c)/..................... 2001    122.35       110.79           0.00
                                                         2002    110.79        82.36           0.00
                                                         2003     82.36       110.90      46,696.36
                                                         2004    110.90       122.77     112,711.09
                                                         2005    122.77       140.39     113,022.31
                                                         2006    140.39       152.29     108,746.95
                                                         2007    152.29       168.36      99,935.58

American Funds Growth-Income Division/(c)/.............. 2001     85.84        82.40           0.00
                                                         2002     82.40        66.22           0.00
                                                         2003     66.22        86.30      59,813.89
                                                         2004     86.30        93.74     130,811.15
                                                         2005     93.74        97.64     124,289.21
                                                         2006     97.64       110.70     117,188.16
                                                         2007    110.70       114.43     111,462.86

BlackRock Aggressive Growth Division (Class B).......... 2004     33.29        36.90       9,171.65
                                                         2005     36.90        40.17      29,020.24
                                                         2006     40.17        42.15      45,298.95
                                                         2007     42.15        49.95      86,656.33

BlackRock Bond Income Division (Class B)................ 2004     42.85        44.37      63,346.17
                                                         2005     44.37        44.68     168,613.16
                                                         2006     44.68        45.86     267,332.39
                                                         2007     45.86        47.92     346,047.09

BlackRock Diversified Division (Class B)................ 2004     35.01        37.76      48,978.29
                                                         2005     37.76        38.27     107,556.94
                                                         2006     38.27        41.59     161,168.36
                                                         2007     41.59        43.29     213,758.06

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     77.17        77.81      63,747.92

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     58.88        64.96      17,500.19
                                                         2005     64.96        66.15      26,981.97
                                                         2006     66.15        74.22      38,546.99
                                                         2007     74.22        77.82           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B).......... 2004    $10.68       $11.77      140,182.82
                                                       2005     11.77        12.25      298,809.48
                                                       2006     12.25        14.38      674,818.56
                                                       2007     14.38        14.62      913,871.38

BlackRock Legacy Large Cap Growth Division
  (Class B)/(i)/...................................... 2004     23.08        25.28       19,084.11
                                                       2005     25.28        26.60       58,013.48
                                                       2006     26.60        27.24       73,887.06
                                                       2007     27.24        31.79      177,230.08

BlackRock Money Market Division (Class B)............. 2004     21.74        21.65       29,117.65
                                                       2005     21.65        21.91       44,768.30
                                                       2006     21.91        22.57       49,073.26
                                                       2007     22.57        23.32       67,046.30

BlackRock Strategic Value Division (Class B).......... 2004     16.08        18.08      208,151.38
                                                       2005     18.08        18.52      484,579.16
                                                       2006     18.52        21.25      638,919.35
                                                       2007     21.25        20.17      666,449.41

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)..................................... 2004      9.99        12.82      390,438.35
                                                       2005     12.82        14.32      802,856.22
                                                       2006     14.32        19.42    1,419,794.34
                                                       2007     19.42        16.27    1,333,509.25

Cyclical Growth ETF Division (Class B)/(k)/........... 2006     10.70        11.40        8,217.16
                                                       2007     11.40        11.87       42,541.11

Cyclical Growth and Income ETF Division (Class B)/(k)/ 2006     10.51        11.15        9,207.88
                                                       2007     11.15        11.58       13,309.96

Davis Venture Value Division (Class B)................ 2004     28.43        30.59       83,443.97
                                                       2005     30.59        33.16      329,730.90
                                                       2006     33.16        37.37      611,137.26
                                                       2007     37.37        38.43      788,983.77

FI Large Cap Division (Class B)/(k)/.................. 2006     17.00        17.20       12,761.12
                                                       2007     17.20        17.58       24,685.82

FI Mid Cap Opportunities Division (Class B)........... 2004     14.60        16.43       44,594.04
                                                       2005     16.43        17.27      129,617.44
                                                       2006     17.27        18.99      209,308.71
                                                       2007     18.99        20.24      309,830.20

FI Value Leaders Division (Class B)................... 2004     22.88        25.80       12,616.37
                                                       2005     25.80        28.08       78,749.95
                                                       2006     28.08        30.91      171,503.92
                                                       2007     30.91        31.66      192,765.82

Franklin Templeton Small Cap Growth Division (Class B) 2004      8.79         9.73       35,889.71
                                                       2005      9.73        10.01       67,082.71
                                                       2006     10.01        10.83      100,972.63
                                                       2007     10.83        11.13      147,707.44

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 29.95      $ 32.49       61,962.42
                                                             2005     32.49        35.13      219,124.92
                                                             2006     35.13        38.85      299,230.02
                                                             2007     38.85        35.57      304,687.83

Harris Oakmark International Division (Class B)............. 2004     12.01        13.94       90,474.92
                                                             2005     13.94        15.70      363,737.05
                                                             2006     15.70        19.94      717,277.72
                                                             2007     19.94        19.43      898,238.20

Janus Forty Division (Class B)/(n)/......................... 2007    144.01       176.60       23,410.63

Jennison Growth Division (Class B)/(g)/..................... 2005      4.05         4.87       83,621.23
                                                             2006      4.87         4.92      158,043.25
                                                             2007      4.92         5.40      251,056.93

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.21         4.40       23,883.88
                                                             2005      4.40         4.01       44,635.34

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     11.74        13.41       31,071.51
                                                             2005     13.41        15.54      194,302.45
                                                             2006     15.54        17.80      244,655.17
                                                             2007     17.80        19.31      334,722.48

Lazard Mid Cap Division (Class B)........................... 2004     12.54        13.54       52,137.74
                                                             2005     13.54        14.42      106,924.83
                                                             2006     14.42        16.30      137,961.47
                                                             2007     16.30        15.63      254,047.42

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.59         7.16        8,682.60
                                                             2005      7.16         8.02       40,889.72
                                                             2006      8.02         7.76      115,308.91
                                                             2007      7.76         7.82      133,936.45

Legg Mason Value Equity (Class B)/(l)/...................... 2006      9.32         9.99      168,295.77
                                                             2007      9.99         9.26      212,296.75

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.67         8.50        7,108.64
                                                             2005      8.50         8.95       54,221.16
                                                             2006      8.95         9.35       78,662.90

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     12.37        12.73      668,226.09
                                                             2005     12.73        12.78    1,896,429.33
                                                             2006     12.78        13.08    2,673,800.30
                                                             2007     13.08        13.75    3,352,747.46

Loomis Sayles Small Cap Division (Class B).................. 2004     23.30        26.39       14,801.09
                                                             2005     26.39        27.75       55,997.97
                                                             2006     27.75        31.83      129,405.41
                                                             2007     31.83        35.02      205,151.24

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.88       $16.92       99,018.73
                                                         2005     16.92        16.92      302,636.36
                                                         2006     16.92        18.21      508,215.16
                                                         2007     18.21        19.12      705,153.05

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.34        12.15       13,753.87
                                                         2005     12.15        12.97       63,998.93
                                                         2006     12.97        14.60      102,207.32
                                                         2007     14.60        15.98      115,997.43

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.63        13.02      153,800.52
                                                         2005     13.02        14.37      379,788.64
                                                         2006     14.37        15.56      557,366.25
                                                         2007     15.56        16.49      750,891.70

MetLife Stock Index Division (Class B).................. 2004     33.67        36.47      338,133.17
                                                         2005     36.47        37.52      904,449.90
                                                         2006     37.52        42.60    1,185,840.81
                                                         2007     42.60        44.07    1,572,342.77

MFS(R) Research International Division (Class B)........ 2004      9.73        11.16       34,584.24
                                                         2005     11.16        12.81      204,951.18
                                                         2006     12.81        15.98      379,159.42
                                                         2007     15.98        17.85      484,949.14

MFS(R) Total Return Division (Class B)/(i)/............. 2004     36.45        39.62       17,149.94
                                                         2005     39.62        40.16       50,509.77
                                                         2006     40.16        44.31       71,124.70
                                                         2007     44.31        45.47      114,974.67

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     12.10        13.05      259,038.50
                                                         2005     13.05        12.65      657,582.62
                                                         2006     12.65        14.69      765,542.34
                                                         2007     14.69        13.90      874,341.31

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.53        11.08      281,853.78
                                                         2005     11.08        12.34      794,801.97
                                                         2006     12.34        15.26    1,046,351.38
                                                         2007     15.26        16.62    1,310,757.69

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     18.50        21.58      159,176.32
                                                         2005     21.58        23.81      515,610.17
                                                         2006     23.81        26.09      752,463.93
                                                         2007     26.09        26.54      854,405.39

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.93         8.60       24,431.42
                                                         2006      8.60         9.13      100,408.26
                                                         2007      9.13        10.28      184,491.43

Oppenheimer Global Equity Division (Class B)............ 2004     12.70        14.65       22,843.94
                                                         2005     14.65        16.75       82,074.43
                                                         2006     16.75        19.20      163,143.97
                                                         2007     19.20        20.11      294,980.90

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.97       $11.08       86,341.31
                                                        2007     11.08        12.10      282,571.45

PIMCO Total Return Division (Class B).................. 2004     11.64        12.06      377,842.08
                                                        2005     12.06        12.16    1,189,276.56
                                                        2006     12.16        12.52    1,461,259.00
                                                        2007     12.52        13.28    1,969,499.12

RCM Technology Division (Class B)...................... 2004      4.16         4.33       57,701.30
                                                        2005      4.33         4.74      193,600.64
                                                        2006      4.74         4.92      253,079.50
                                                        2007      4.92         6.37      674,106.59

Russell 2000(R) Index Division (Class B)............... 2004     13.43        15.37       95,167.37
                                                        2005     15.37        15.80      287,348.53
                                                        2006     15.80        18.31      433,608.13
                                                        2007     18.31        17.74      529,995.06

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     11.13        12.06       93,880.57
                                                        2005     12.06        12.64      243,137.56
                                                        2006     12.64        14.06      323,962.49
                                                        2007     14.06        15.13      467,371.01

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.26         7.10      115,308.81
                                                        2005      7.10         8.02      340,515.41
                                                        2006      8.02         8.39      477,070.23
                                                        2007      8.39         9.73    1,091,057.23

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     12.33        13.14       31,368.21
                                                        2005     13.14        14.34      104,136.74
                                                        2006     14.34        14.65      184,047.44
                                                        2007     14.65        15.82      219,854.25

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     18.56        19.67      107,910.05
                                                        2005     19.67        19.89      449,329.55
                                                        2006     19.89        20.55      761,939.96
                                                        2007     20.55        21.00      823,701.39

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     15.34        15.70      148,473.17
                                                        2005     15.70        15.69      460,917.02
                                                        2006     15.69        16.07      622,263.47
                                                        2007     16.07        16.48      776,097.58

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.14       64,461.86
                                                        2006     11.14        12.70      337,483.11
                                                        2007     12.70        12.93      618,837.35

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.29       30,351.09
                                                        2006     10.29        10.84      190,487.84
                                                        2007     10.84        11.28      649,650.54

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ -------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.51       390,314.31
                                                         2006     10.51        11.33     1,573,474.05
                                                         2007     11.33        11.71     3,547,905.91

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.74       685,019.49
                                                         2006     10.74        11.84     3,888,509.84
                                                         2007     11.84        12.18    10,064,675.95

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.97       350,604.48
                                                         2006     10.97        12.35     2,935,761.18
                                                         2007     12.35        12.64     7,696,826.74

At 1.70 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.43        15.11       151,771.39
                                                         2007     15.11        15.35       809,310.13

American Funds Global Small Capitalization Division/(c)/ 2004     16.09        19.13       140,092.44
                                                         2005     19.13        23.57       422,435.60
                                                         2006     23.57        28.75       654,541.21
                                                         2007     28.75        34.32       950,653.20

American Funds Growth Division/(c)/..................... 2004    108.71       120.23        59,830.80
                                                         2005    120.23       137.35       192,657.05
                                                         2006    137.35       148.84       308,943.53
                                                         2007    148.84       164.39       382,632.01

American Funds Growth-Income Division/(c)/.............. 2004     84.60        91.80        72,778.03
                                                         2005     91.80        95.52       188,347.32
                                                         2006     95.52       108.19       271,342.46
                                                         2007    108.19       111.72       342,131.86

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.60 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.36      $ 15.04       3,602.47
                                                         2007     15.04        15.27      26,795.36

American Funds Global Small Capitalization Division/(c)/ 2001     13.70        13.37           0.00
                                                         2002     13.37        10.63      50,260.05
                                                         2003     10.63        16.05      33,583.22
                                                         2004     16.05        19.06     128,537.65
                                                         2005     19.06        23.48     142,590.73
                                                         2006     23.48        28.63     152,181.41
                                                         2007     28.63        34.16     150,471.52

American Funds Growth Division/(c)/..................... 2001    119.13       107.80           0.00
                                                         2002    107.80        80.02      10,214.32
                                                         2003     80.02       107.58      39,810.16
                                                         2004    107.58       118.92      64,053.28
                                                         2005    118.92       135.79      63,053.30
                                                         2006    135.79       147.07      56,753.68
                                                         2007    147.07       162.35      49,908.02

American Funds Growth-Income Division/(c)/.............. 2001     83.58        80.18           0.00
                                                         2002     80.18        64.34       4,959.21
                                                         2003     64.34        83.72      44,066.19
                                                         2004     83.72        90.80      74,849.64
                                                         2005     90.80        94.43      74,211.75
                                                         2006     94.43       106.91      69,152.27
                                                         2007    106.91       110.34      62,927.94

BlackRock Aggressive Growth Division (Class B).......... 2004     32.50        35.99       6,125.69
                                                         2005     35.99        39.11      12,498.66
                                                         2006     39.11        40.99      27,200.77
                                                         2007     40.99        48.49      46,260.80

BlackRock Bond Income Division (Class B)................ 2004     41.54        42.98      28,685.98
                                                         2005     42.98        43.21     115,911.30
                                                         2006     43.21        44.28     132,658.95
                                                         2007     44.28        46.20     152,713.37

BlackRock Diversified Division (Class B)................ 2004     34.09        36.73      15,453.64
                                                         2005     36.73        37.17      31,003.98
                                                         2006     37.17        40.33      54,612.97
                                                         2007     40.33        41.91      70,784.11

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     74.46        75.00      27,459.54

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     57.07        62.89       4,157.45
                                                         2005     62.89        63.95      11,867.31
                                                         2006     63.95        71.64      17,905.19
                                                         2007     71.64        75.09           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)............. 2004    $10.64       $11.73      72,889.51
                                                          2005     11.73        12.18     129,930.61
                                                          2006     12.18        14.28     277,371.16
                                                          2007     14.28        14.50     358,059.25

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/ 2004     22.75        24.90      10,780.74
                                                          2005     24.90        26.16      17,048.36
                                                          2006     26.16        26.75      34,554.54
                                                          2007     26.75        31.17      81,821.28

BlackRock Money Market Division (Class B)................ 2004     21.07        20.97           0.00
                                                          2005     20.97        21.18           0.00
                                                          2006     21.18        21.80           0.00
                                                          2007     21.80        22.48           0.00

BlackRock Strategic Value Division (Class B)............. 2004     15.98        17.96      74,073.36
                                                          2005     17.96        18.37     223,532.64
                                                          2006     18.37        21.05     290,437.96
                                                          2007     21.05        19.95     310,676.51

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)........................................ 2004      9.99        12.81     143,462.81
                                                          2005     12.81        14.28     424,019.39
                                                          2006     14.28        19.34     666,439.10
                                                          2007     19.34        16.18     575,314.01

Cyclical Growth ETF Division (Class B)/(k)/.............. 2006     10.69        11.38       2,415.26
                                                          2007     11.38        11.83      31,370.29

Cyclical Growth and Income ETF Division (Class B)/(k)/... 2006     10.50        11.13       7,199.49
                                                          2007     11.13        11.54      18,132.34

Davis Venture Value Division (Class B)................... 2004     28.03        30.13      44,855.88
                                                          2005     30.13        32.61     170,894.10
                                                          2006     32.61        36.69     272,806.88
                                                          2007     36.69        37.68     318,122.75

FI Large Cap Division (Class B)/(k)/..................... 2006     16.76        16.93       2,350.63
                                                          2007     16.93        17.28       2,857.92

FI Mid Cap Opportunities Division (Class B).............. 2004     14.44        16.24      13,577.22
                                                          2005     16.24        17.04      54,056.40
                                                          2006     17.04        18.71      83,604.41
                                                          2007     18.71        19.91     114,242.92

FI Value Leaders Division (Class B)...................... 2004     22.51        25.35       6,139.92
                                                          2005     25.35        27.56      40,725.01
                                                          2006     27.56        30.28      82,477.81
                                                          2007     30.28        30.97      80,323.98

Franklin Templeton Small Cap Growth Division (Class B)... 2004      8.75         9.68      11,076.07
                                                          2005      9.68         9.94      35,691.52
                                                          2006      9.94        10.74      63,089.12
                                                          2007     10.74        11.02      55,752.90

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 29.46      $ 31.93       48,425.47
                                                             2005     31.93        34.47      114,332.89
                                                             2006     34.47        38.06      131,110.14
                                                             2007     38.06        34.80      132,411.56

Harris Oakmark International Division (Class B)............. 2004     11.97        13.87       40,003.30
                                                             2005     13.87        15.60      283,467.88
                                                             2006     15.60        19.78      463,970.38
                                                             2007     19.78        19.25      541,008.28

Janus Forty Division (Class B)/(n)/......................... 2007    138.68       169.90       11,589.91

Jennison Growth Division (Class B)/(g)/..................... 2005      4.02         4.83       13,165.94
                                                             2006      4.83         4.87       42,372.95
                                                             2007      4.87         5.34       51,264.06

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.19         4.37        3,071.60
                                                             2005      4.37         3.98        4,272.14

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     11.51        13.13       22,878.39
                                                             2005     13.13        15.20       68,105.57
                                                             2006     15.20        17.39      110,048.90
                                                             2007     17.39        18.83      140,734.04

Lazard Mid Cap Division (Class B)........................... 2004     12.49        13.47        7,419.28
                                                             2005     13.47        14.33       15,908.90
                                                             2006     14.33        16.17       36,753.72
                                                             2007     16.17        15.48       58,469.53

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.56         7.12        2,214.52
                                                             2005      7.12         7.96       32,539.17
                                                             2006      7.96         7.70       49,547.29
                                                             2007      7.70         7.74       42,082.05

Legg Mason Value Equity (Class B)/(l)/...................... 2006      9.22         9.87       22,557.32
                                                             2007      9.87         9.14       40,093.92

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.61         8.42        1,275.31
                                                             2005      8.42         8.86        8,313.82
                                                             2006      8.86         9.26        8,924.96

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     12.27        12.61      334,407.74
                                                             2005     12.61        12.64    1,057,217.01
                                                             2006     12.64        12.92    1,509,924.45
                                                             2007     12.92        13.56    1,683,746.74

Loomis Sayles Small Cap Division (Class B).................. 2004     22.95        25.97        7,873.17
                                                             2005     25.97        27.27       28,495.45
                                                             2006     27.27        31.23       54,344.96
                                                             2007     31.23        34.31       74,909.50

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.69       $16.70      41,437.91
                                                         2005     16.70        16.68     131,610.71
                                                         2006     16.68        17.92     208,982.46
                                                         2007     17.92        18.79     261,726.72

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.30        12.09       4,211.35
                                                         2005     12.09        12.89      22,178.17
                                                         2006     12.89        14.48      33,138.58
                                                         2007     14.48        15.83      46,321.83

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.56        12.93      62,507.21
                                                         2005     12.93        14.26     164,022.42
                                                         2006     14.26        15.41     250,427.67
                                                         2007     15.41        16.30     335,857.52

MetLife Stock Index Division (Class B).................. 2004     32.97        35.68     156,814.22
                                                         2005     35.68        36.65     508,917.52
                                                         2006     36.65        41.55     657,793.69
                                                         2007     41.55        42.92     786,082.23

MFS(R) Research International Division (Class B)........ 2004      9.68        11.10       9,587.47
                                                         2005     11.10        12.72      52,928.34
                                                         2006     12.72        15.84     142,466.77
                                                         2007     15.84        17.66     332,197.88

MFS(R) Total Return Division (Class B)/(i)/............. 2004     35.53        38.58       2,372.87
                                                         2005     38.58        39.05      24,860.40
                                                         2006     39.05        43.02      30,424.70
                                                         2007     43.02        44.08      41,943.27

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     12.00        12.93     108,290.64
                                                         2005     12.93        12.51     300,285.56
                                                         2006     12.51        14.51     294,966.04
                                                         2007     14.51        13.71     345,129.39

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.45        10.98     126,152.13
                                                         2005     10.98        12.21     339,025.45
                                                         2006     12.21        15.07     462,728.80
                                                         2007     15.07        16.39     668,772.94

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     18.35        21.38      65,404.67
                                                         2005     21.38        23.55     264,533.71
                                                         2006     23.55        25.78     358,701.49
                                                         2007     25.78        26.18     407,834.48

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.88         8.54      13,129.16
                                                         2006      8.54         9.05      40,015.91
                                                         2007      9.05        10.17      79,747.56

Oppenheimer Global Equity Division (Class B)............ 2004     12.57        14.48       9,526.43
                                                         2005     14.48        16.53      41,647.66
                                                         2006     16.53        18.92      80,340.10
                                                         2007     18.92        19.79      93,672.46

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.92       $11.02      46,025.77
                                                        2007     11.02        12.01     108,646.03

PIMCO Total Return Division (Class B).................. 2004     11.59        11.99     175,654.13
                                                        2005     11.99        12.07     553,686.34
                                                        2006     12.07        12.41     649,425.03
                                                        2007     12.41        13.14     695,493.02

RCM Technology Division (Class B)...................... 2004      4.14         4.30      54,690.49
                                                        2005      4.30         4.70     116,180.49
                                                        2006      4.70         4.87     135,078.24
                                                        2007      4.87         6.31     407,620.95

Russell 2000(R) Index Division (Class B)............... 2004     13.32        15.23      43,993.41
                                                        2005     15.23        15.63     125,097.16
                                                        2006     15.63        18.09     195,532.47
                                                        2007     18.09        17.50     215,892.55

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     11.04        11.95      37,785.95
                                                        2005     11.95        12.50     105,911.34
                                                        2006     12.50        13.89     144,424.76
                                                        2007     13.89        14.92     188,545.73

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.23         7.06      37,130.45
                                                        2005      7.06         7.96     124,056.64
                                                        2006      7.96         8.32     194,513.98
                                                        2007      8.32         9.63     348,582.99

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     12.20        12.99      11,525.19
                                                        2005     12.99        14.15      87,611.08
                                                        2006     14.15        14.44     117,645.04
                                                        2007     14.44        15.56      75,889.16

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     18.30        19.38      41,564.54
                                                        2005     19.38        19.56     221,755.12
                                                        2006     19.56        20.18     319,978.60
                                                        2007     20.18        20.59     312,486.45

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     15.13        15.47      82,723.50
                                                        2005     15.47        15.43     242,323.34
                                                        2006     15.43        15.78     293,388.48
                                                        2007     15.78        16.16     355,994.79

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.13      29,348.44
                                                        2006     11.13        12.67      92,202.40
                                                        2007     12.67        12.88     152,406.40

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.28      34,049.10
                                                        2006     10.28        10.82     219,274.10
                                                        2007     10.82        11.24     542,410.67

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.50      167,681.07
                                                         2006     10.50        11.31      803,741.14
                                                         2007     11.31        11.66    1,798,990.05

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.73      384,317.09
                                                         2006     10.73        11.81    1,882,802.48
                                                         2007     11.81        12.13    3,987,132.98

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.95      299,456.61
                                                         2006     10.95        12.31    1,441,069.15
                                                         2007     12.31        12.58    3,442,051.17

At 1.85 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.23        14.89      104,580.49
                                                         2007     14.89        15.11      296,130.88

American Funds Global Small Capitalization Division/(c)/ 2004     15.96        18.93       68,677.50
                                                         2005     18.93        23.30      237,611.10
                                                         2006     23.30        28.38      407,554.60
                                                         2007     28.38        33.83      454,460.12

American Funds Growth Division/(c)/..................... 2004    105.51       116.52       31,410.78
                                                         2005    116.52       132.91      109,541.48
                                                         2006    132.91       143.81      161,281.14
                                                         2007    143.81       158.59      181,913.28

American Funds Growth-Income Division/(c)/.............. 2004     82.11        88.97       32,405.93
                                                         2005     88.97        92.43       95,865.42
                                                         2006     92.43       104.54      129,393.14
                                                         2007    104.54       107.79      148,871.59

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.70 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.23      $ 14.89     110,668.18
                                                         2007     14.89        15.11     252,107.71

American Funds Global Small Capitalization Division/(c)/ 2001     13.66        13.32           0.00
                                                         2002     13.32        10.59      32,229.47
                                                         2003     10.59        15.96     171,695.10
                                                         2004     15.96        18.93     369,097.08
                                                         2005     18.93        23.30     429,939.53
                                                         2006     23.30        28.38     467,603.88
                                                         2007     28.38        33.83     501,389.85

American Funds Growth Division/(c)/..................... 2001    117.06       105.89           0.00
                                                         2002    105.89        78.52      21,502.34
                                                         2003     78.52       105.46     124,946.44
                                                         2004    105.46       116.46     226,287.64
                                                         2005    116.46       132.85     227,880.56
                                                         2006    132.85       143.74     219,738.44
                                                         2007    143.74       158.52     200,783.72

American Funds Growth-Income Division/(c)/.............. 2001     82.13        78.76           0.00
                                                         2002     78.76        63.13      26,184.96
                                                         2003     63.13        82.07     152,150.41
                                                         2004     82.07        88.92     272,765.78
                                                         2005     88.92        92.39     271,138.47
                                                         2006     92.39       104.49     255,679.74
                                                         2007    104.49       107.74     235,028.44

BlackRock Aggressive Growth Division (Class B).......... 2004     31.99        35.39      14,507.99
                                                         2005     35.39        38.43      33,286.34
                                                         2006     38.43        40.23      43,705.22
                                                         2007     40.23        47.55      70,980.26

BlackRock Bond Income Division (Class B)................ 2004     40.69        42.07      99,262.50
                                                         2005     42.07        42.25     244,663.60
                                                         2006     42.25        43.26     285,288.76
                                                         2007     43.26        45.09     293,830.30

BlackRock Diversified Division (Class B)................ 2004     33.49        36.06      80,214.35
                                                         2005     36.06        36.45     170,523.14
                                                         2006     36.45        39.51     198,591.75
                                                         2007     39.51        41.02     213,746.69

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     72.70        73.18      39,294.08

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     55.89        61.55      16,467.79
                                                         2005     61.55        62.52      29,159.47
                                                         2006     62.52        69.98      31,632.37
                                                         2007     69.98        73.32           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                              YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                              ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B).......... 2004    $10.62       $11.70       97,499.59
                                                       2005     11.70        12.14      281,289.27
                                                       2006     12.14        14.22      785,867.66
                                                       2007     14.22        14.41      891,656.41

BlackRock Legacy Large Cap Growth Division
  (Class B)/(i)/...................................... 2004     22.54        24.65       17,058.19
                                                       2005     24.65        25.87       55,172.58
                                                       2006     25.87        26.42       80,102.03
                                                       2007     26.42        30.76      133,618.69

BlackRock Money Market Division (Class B)............. 2004     20.64        20.53       33,612.06
                                                       2005     20.53        20.72       96,921.47
                                                       2006     20.72        21.29      121,116.76
                                                       2007     21.29        21.94      140,229.63

BlackRock Strategic Value Division (Class B).......... 2004     15.92        17.88      319,423.19
                                                       2005     17.88        18.26      519,681.12
                                                       2006     18.26        20.91      565,296.57
                                                       2007     20.91        19.80      532,334.89

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)..................................... 2004      9.99        12.80      500,548.88
                                                       2005     12.80        14.26    1,035,388.32
                                                       2006     14.26        19.29    1,703,076.70
                                                       2007     19.29        16.12    1,354,919.10

Cyclical Growth ETF Division (Class B)/(k)/........... 2006     10.68        11.37       26,769.64
                                                       2007     11.37        11.80       59,479.13

Cyclical Growth and Income ETF Division (Class B)/(k)/ 2006     10.49        11.11       22,946.50
                                                       2007     11.11        11.52       30,912.00

Davis Venture Value Division (Class B)................ 2004     27.76        29.82      141,982.73
                                                       2005     29.82        32.25      388,337.72
                                                       2006     32.25        36.25      584,897.58
                                                       2007     36.25        37.18      642,957.77

FI Large Cap Division (Class B)/(k)/.................. 2006     16.60        16.76        8,101.86
                                                       2007     16.76        17.09       22,822.86

FI Mid Cap Opportunities Division (Class B)........... 2004     14.34        16.11       87,053.78
                                                       2005     16.11        16.89      144,414.87
                                                       2006     16.89        18.53      233,166.60
                                                       2007     18.53        19.69      278,142.29

FI Value Leaders Division (Class B)................... 2004     22.26        25.06       19,437.68
                                                       2005     25.06        27.21       93,322.20
                                                       2006     27.21        29.87      170,569.65
                                                       2007     29.87        30.52      169,574.77

Franklin Templeton Small Cap Growth Division (Class B) 2004      8.73         9.64       57,281.24
                                                       2005      9.64         9.90      154,552.24
                                                       2006      9.90        10.68      155,088.49
                                                       2007     10.68        10.95      148,632.91

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 29.14      $ 31.56      117,721.46
                                                             2005     31.56        34.04      298,396.49
                                                             2006     34.04        37.54      324,215.96
                                                             2007     37.54        34.29      314,103.91

Harris Oakmark International Division (Class B)............. 2004     11.94        13.83      151,127.30
                                                             2005     13.83        15.53      405,603.51
                                                             2006     15.53        19.68      897,052.85
                                                             2007     19.68        19.13      955,712.37

Janus Forty Division (Class B)/(n)/......................... 2007    135.24       165.57       28,994.67

Jennison Growth Division (Class B)/(g)/..................... 2005      4.00         4.80       61,967.11
                                                             2006      4.80         4.84      142,425.77
                                                             2007      4.84         5.30      225,098.62

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.17         4.35       17,007.14
                                                             2005      4.35         3.96       24,141.97

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     11.36        12.95       66,514.52
                                                             2005     12.95        14.98      189,007.22
                                                             2006     14.98        17.12      286,646.95
                                                             2007     17.12        18.52      345,202.32

Lazard Mid Cap Division (Class B)........................... 2004     12.46        13.43       36,281.76
                                                             2005     13.43        14.27       72,907.38
                                                             2006     14.27        16.09      140,197.13
                                                             2007     16.09        15.39      199,724.02

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.54         7.09       37,453.78
                                                             2005      7.09         7.92      107,721.48
                                                             2006      7.92         7.65      181,140.34
                                                             2007      7.65         7.69      159,531.06

Legg Mason Value Equity (Class B)/(l)/...................... 2006      9.15         9.80       85,499.93
                                                             2007      9.80         9.06      112,238.01

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.57         8.38       12,559.46
                                                             2005      8.38         8.80       26,386.07
                                                             2006      8.80         9.19       44,385.13

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     12.20        12.54      912,875.40
                                                             2005     12.54        12.55    2,487,168.01
                                                             2006     12.55        12.81    3,484,985.75
                                                             2007     12.81        13.44    3,999,451.60

Loomis Sayles Small Cap Division (Class B).................. 2004     22.72        25.69       12,143.39
                                                             2005     25.69        26.95       40,829.47
                                                             2006     26.95        30.84      130,657.92
                                                             2007     30.84        33.84      199,591.20

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.57       $16.56      124,851.59
                                                         2005     16.56        16.52      328,720.38
                                                         2006     16.52        17.73      549,861.12
                                                         2007     17.73        18.57      683,372.92

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.27        12.05       26,294.95
                                                         2005     12.05        12.83       50,215.73
                                                         2006     12.83        14.41       82,523.50
                                                         2007     14.41        15.73       94,017.36

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.52        12.87      208,061.30
                                                         2005     12.87        14.18      554,103.04
                                                         2006     14.18        15.31      720,723.19
                                                         2007     15.31        16.18      815,160.84

MetLife Stock Index Division (Class B).................. 2004     32.51        35.16      454,627.96
                                                         2005     35.16        36.08    1,199,871.15
                                                         2006     36.08        40.86    1,603,848.66
                                                         2007     40.86        42.17    1,777,768.44

MFS(R) Research International Division (Class B)........ 2004      9.65        11.06       50,747.07
                                                         2005     11.06        12.66      136,987.82
                                                         2006     12.66        15.75      459,100.86
                                                         2007     15.75        17.54      602,200.33

MFS(R) Total Return Division (Class B)/(i)/............. 2004     34.93        37.91       57,702.72
                                                         2005     37.91        38.33      124,020.75
                                                         2006     38.33        42.19      132,486.50
                                                         2007     42.19        43.18      145,281.71

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     11.93        12.85      374,626.53
                                                         2005     12.85        12.43      724,619.90
                                                         2006     12.43        14.40      756,964.22
                                                         2007     14.40        13.58      757,560.42

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.40        10.91      332,349.68
                                                         2005     10.91        12.12      858,238.92
                                                         2006     12.12        14.95    1,194,424.94
                                                         2007     14.95        16.24    1,350,230.97

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     18.25        21.25      245,824.45
                                                         2005     21.25        23.39      630,927.75
                                                         2006     23.39        25.57      853,094.21
                                                         2007     25.57        25.94      925,152.39

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.84         8.50       40,222.67
                                                         2006      8.50         8.99      137,636.89
                                                         2007      8.99        10.10      329,952.88

Oppenheimer Global Equity Division (Class B)............ 2004     12.48        14.36       27,956.80
                                                         2005     14.36        16.38      117,941.26
                                                         2006     16.38        18.74      248,855.43
                                                         2007     18.74        19.57      343,124.58

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.89       $10.98       98,620.86
                                                        2007     10.98        11.96      347,789.82

PIMCO Total Return Division (Class B).................. 2004     11.55        11.95      498,836.31
                                                        2005     11.95        12.01    1,136,842.07
                                                        2006     12.01        12.34    1,359,793.00
                                                        2007     12.34        13.05    1,553,384.52

RCM Technology Division (Class B)...................... 2004      4.12         4.29       73,802.78
                                                        2005      4.29         4.68      148,140.40
                                                        2006      4.68         4.84      259,282.93
                                                        2007      4.84         6.27      762,703.26

Russell 2000(R) Index Division (Class B)............... 2004     13.25        15.14      141,755.55
                                                        2005     15.14        15.52      350,011.64
                                                        2006     15.52        17.94      523,741.24
                                                        2007     17.94        17.34      570,083.25

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.98        11.87      110,295.64
                                                        2005     11.87        12.41      294,698.78
                                                        2006     12.41        13.78      410,605.16
                                                        2007     13.78        14.78      636,200.16

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.21         7.03      107,430.42
                                                        2005      7.03         7.92      343,464.54
                                                        2006      7.92         8.27      506,529.21
                                                        2007      8.27         9.56      876,740.66

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     12.11        12.89       69,587.07
                                                        2005     12.89        14.03      124,476.65
                                                        2006     14.03        14.29      172,403.57
                                                        2007     14.29        15.39      162,352.58

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     18.13        19.18      172,124.52
                                                        2005     19.18        19.34      576,153.07
                                                        2006     19.34        19.93      721,556.34
                                                        2007     19.93        20.32      728,579.12

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     14.98        15.31      179,014.21
                                                        2005     15.31        15.26      589,407.46
                                                        2006     15.26        15.59      712,004.15
                                                        2007     15.59        15.95      715,332.75

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.12       28,913.27
                                                        2006     11.12        12.65      196,169.63
                                                        2007     12.65        12.84      356,079.47

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.27      265,930.71
                                                        2006     10.27        10.80      432,526.78
                                                        2007     10.80        11.21      688,541.23

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.49      455,839.07
                                                         2006     10.49        11.29    1,597,413.69
                                                         2007     11.29        11.63    2,891,813.57

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.72    1,208,419.42
                                                         2006     10.72        11.79    3,901,804.14
                                                         2007     11.79        12.09    7,491,319.15

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.95      600,426.63
                                                         2006     10.95        12.29    2,916,170.94
                                                         2007     12.29        12.55    6,445,914.14

At 1.95 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.10        14.75      357,999.08
                                                         2007     14.75        14.95      823,793.83

American Funds Global Small Capitalization Division/(c)/ 2004     15.87        18.81      154,178.34
                                                         2005     18.81        23.12      388,885.90
                                                         2006     23.12        28.13      690,957.63
                                                         2007     28.13        33.50      932,881.79

American Funds Growth Division/(c)/..................... 2004    103.43       114.11       97,615.02
                                                         2005    114.11       130.03      234,076.91
                                                         2006    130.03       140.56      338,346.73
                                                         2007    140.56       154.85      382,373.62

American Funds Growth-Income Division/(c)/.............. 2004     80.49        87.13      102,191.11
                                                         2005     87.13        90.43      253,909.56
                                                         2006     90.43       102.17      351,895.32
                                                         2007    102.17       105.24      383,293.04

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.85 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.04      $ 14.68        285.76
                                                         2007     14.68        14.87      2,966.80

American Funds Global Small Capitalization Division/(c)/ 2001     13.59        13.25          0.00
                                                         2002     13.25        10.51          0.00
                                                         2003     10.51        15.82     16,276.78
                                                         2004     15.82        18.75     35,175.14
                                                         2005     18.75        23.04     41,539.10
                                                         2006     23.04        28.01     76,385.21
                                                         2007     28.01        33.34     66,717.75

American Funds Growth Division/(c)/..................... 2001    114.03       103.08          0.00
                                                         2002    103.08        76.33          0.00
                                                         2003     76.33       102.36      9,687.49
                                                         2004    102.36       112.86     20,523.05
                                                         2005    112.86       128.55     19,557.50
                                                         2006    128.55       138.89     18,383.62
                                                         2007    138.89       152.93     16,417.04

American Funds Growth-Income Division/(c)/.............. 2001     80.00        76.67          0.00
                                                         2002     76.67        61.37        595.67
                                                         2003     61.37        79.66     16,673.18
                                                         2004     79.66        86.18     28,078.77
                                                         2005     86.18        89.40     20,444.99
                                                         2006     89.40       100.96     18,095.73
                                                         2007    100.96       103.94     16,950.80

BlackRock Aggressive Growth Division (Class B).......... 2004     31.23        34.52      1,936.92
                                                         2005     34.52        37.42      2,919.02
                                                         2006     37.42        39.12      6,593.98
                                                         2007     39.12        46.17     15,811.45

BlackRock Bond Income Division (Class B)................ 2004     39.44        40.74     12,203.33
                                                         2005     40.74        40.86     25,429.41
                                                         2006     40.86        41.77     41,165.96
                                                         2007     41.77        43.47     54,499.65

BlackRock Diversified Division (Class B)................ 2004     32.60        35.07     10,496.05
                                                         2005     35.07        35.40     18,982.49
                                                         2006     35.40        38.32     20,874.02
                                                         2007     38.32        39.72     56,594.43

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     70.14        70.53      7,084.23

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     54.17        59.59      1,881.76
                                                         2005     59.59        60.45      3,756.59
                                                         2006     60.45        67.55      6,856.82
                                                         2007     67.55        70.74          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)............. 2004    $10.59       $11.65       7,999.04
                                                          2005     11.65        12.07      24,302.59
                                                          2006     12.07        14.12      75,219.82
                                                          2007     14.12        14.29     130,341.51

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/ 2004     22.22        24.27       9,423.14
                                                          2005     24.27        25.44       4,568.51
                                                          2006     25.44        25.94       8,075.47
                                                          2007     25.94        30.16      38,186.68

BlackRock Money Market Division (Class B)................ 2004     20.01        19.88      20,934.55
                                                          2005     19.88        20.03       8,434.82
                                                          2006     20.03        20.56       9,432.79
                                                          2007     20.56        21.15      10,237.43

BlackRock Strategic Value Division (Class B)............. 2004     15.83        17.76      40,690.20
                                                          2005     17.76        18.12      81,971.87
                                                          2006     18.12        20.71     103,214.52
                                                          2007     20.71        19.58     100,523.59

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)........................................ 2004      9.99        12.79      46,331.32
                                                          2005     12.79        14.23     123,861.73
                                                          2006     14.23        19.22     225,365.42
                                                          2007     19.22        16.03     213,683.63

Cyclical Growth ETF Division (Class B)/(k)/.............. 2006     10.67        11.35          78.81
                                                          2007     11.35        11.76      16,119.87

Cyclical Growth and Income ETF Division (Class B)/(k)/... 2006     10.48        11.09          50.25
                                                          2007     11.09        11.48       1,993.28

Davis Venture Value Division (Class B)................... 2004     27.37        29.37      31,161.37
                                                          2005     29.37        31.71      60,892.62
                                                          2006     31.71        35.59     102,139.81
                                                          2007     35.59        36.46     131,826.19

FI Large Cap Division (Class B)/(k)/..................... 2006     16.36        16.50         912.12
                                                          2007     16.50        16.80       1,642.68

FI Mid Cap Opportunities Division (Class B).............. 2004     14.19        15.92       8,203.79
                                                          2005     15.92        16.67      14,255.47
                                                          2006     16.67        18.26      16,262.91
                                                          2007     18.26        19.38      28,232.01

FI Value Leaders Division (Class B)...................... 2004     21.89        24.62       3,119.82
                                                          2005     24.62        26.70      17,700.78
                                                          2006     26.70        29.26      29,405.15
                                                          2007     29.26        29.86      36,516.85

Franklin Templeton Small Cap Growth Division (Class B)... 2004      8.69         9.59       2,837.37
                                                          2005      9.59         9.83       4,382.34
                                                          2006      9.83        10.59      10,108.02
                                                          2007     10.59        10.84      13,924.63

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 28.66      $ 31.01      10,938.90
                                                             2005     31.01        33.40      39,037.45
                                                             2006     33.40        36.78      53,222.82
                                                             2007     36.78        33.55      53,625.69

Harris Oakmark International Division (Class B)............. 2004     11.89        13.76      21,852.43
                                                             2005     13.76        15.44      51,829.46
                                                             2006     15.44        19.53     114,085.91
                                                             2007     19.53        18.95     145,783.34

Janus Forty Division (Class B)/(n)/......................... 2007    130.24       159.29       2,823.16

Jennison Growth Division (Class B)/(g)/..................... 2005      3.97         4.76       2,883.67
                                                             2006      4.76         4.79       9,227.62
                                                             2007      4.79         5.24      25,032.72

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.15         4.31         166.62
                                                             2005      4.31         3.93         166.45

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     11.14        12.69       2,465.13
                                                             2005     12.69        14.65      10,628.57
                                                             2006     14.65        16.72      23,054.77
                                                             2007     16.72        18.06      44,197.05

Lazard Mid Cap Division (Class B)........................... 2004     12.41        13.37       1,884.05
                                                             2005     13.37        14.18       8,881.48
                                                             2006     14.18        15.96      11,450.66
                                                             2007     15.96        15.24      29,761.50

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.51         7.05       1,971.14
                                                             2005      7.05         7.86       7,035.25
                                                             2006      7.86         7.58      18,287.94
                                                             2007      7.58         7.61      18,448.84

Legg Mason Value Equity (Class B)/(l)/...................... 2006      9.06         9.68      23,737.63
                                                             2007      9.68         8.94      35,679.58

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.51         8.31         881.90
                                                             2005      8.31         8.72       3,593.59
                                                             2006      8.72         9.10      12,123.92

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     12.10        12.42     112,089.24
                                                             2005     12.42        12.42     259,575.03
                                                             2006     12.42        12.66     298,677.10
                                                             2007     12.66        13.25     386,972.91

Loomis Sayles Small Cap Division (Class B).................. 2004     22.38        25.29       2,706.09
                                                             2005     25.29        26.48       8,531.22
                                                             2006     26.48        30.26      18,511.16
                                                             2007     30.26        33.16      32,070.75

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.38       $16.34       8,309.78
                                                         2005     16.34        16.28      22,220.05
                                                         2006     16.28        17.45      46,666.36
                                                         2007     17.45        18.25      77,204.80

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.23        12.00       1,548.23
                                                         2005     12.00        12.75       6,758.71
                                                         2006     12.75        14.29      11,749.55
                                                         2007     14.29        15.58      11,000.38

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.45        12.79      36,438.48
                                                         2005     12.79        14.06      79,289.13
                                                         2006     14.06        15.16      93,502.64
                                                         2007     15.16        16.00     132,264.26

MetLife Stock Index Division (Class B).................. 2004     31.84        34.39      66,514.00
                                                         2005     34.39        35.24     137,284.94
                                                         2006     35.24        39.85     143,558.08
                                                         2007     39.85        41.07     171,795.93

MFS(R) Research International Division (Class B)........ 2004      9.60        10.99       9,588.22
                                                         2005     10.99        12.56      31,239.40
                                                         2006     12.56        15.61      55,909.20
                                                         2007     15.61        17.36     100,997.39

MFS(R) Total Return Division (Class B)/(i)/............. 2004     34.05        36.91       2,362.83
                                                         2005     36.91        37.27      21,930.33
                                                         2006     37.27        40.96      12,278.96
                                                         2007     40.96        41.86      22,416.46

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     11.83        12.73      24,712.03
                                                         2005     12.73        12.29      94,008.85
                                                         2006     12.29        14.22     131,465.63
                                                         2007     14.22        13.40     148,236.20

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.33        10.81      50,755.18
                                                         2005     10.81        11.99     109,187.10
                                                         2006     11.99        14.77     108,247.58
                                                         2007     14.77        16.02     163,313.93

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     18.10        21.06      21,081.97
                                                         2005     21.06        23.14      86,924.58
                                                         2006     23.14        25.26     128,208.60
                                                         2007     25.26        25.58     160,955.45

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.79         8.44       7,145.14
                                                         2006      8.44         8.91      11,798.94
                                                         2007      8.91        10.00      41,752.68

Oppenheimer Global Equity Division (Class B)............ 2004     12.34        14.20       6,130.20
                                                         2005     14.20        16.16      11,094.06
                                                         2006     16.16        18.46      20,708.84
                                                         2007     18.46        19.26      39,616.94

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.84       $10.92       8,750.65
                                                        2007     10.92        11.87      42,316.60

PIMCO Total Return Division (Class B).................. 2004     11.49        11.88      44,470.27
                                                        2005     11.88        11.92     118,147.15
                                                        2006     11.92        12.23     148,988.71
                                                        2007     12.23        12.92     187,733.26

RCM Technology Division (Class B)...................... 2004      4.10         4.26      41,703.19
                                                        2005      4.26         4.64       7,809.11
                                                        2006      4.64         4.80      10,707.73
                                                        2007      4.80         6.20      68,532.97

Russell 2000(R) Index Division (Class B)............... 2004     13.14        15.00      24,091.71
                                                        2005     15.00        15.36      54,386.94
                                                        2006     15.36        17.73      77,172.79
                                                        2007     17.73        17.10      97,412.29

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.89        11.77      11,706.79
                                                        2005     11.77        12.28      31,767.70
                                                        2006     12.28        13.61      39,997.07
                                                        2007     13.61        14.58      52,982.35

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.18         6.99       5,792.84
                                                        2005      6.99         7.86      30,236.23
                                                        2006      7.86         8.20      57,433.72
                                                        2007      8.20         9.47     117,074.17

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     11.98        12.74       4,888.49
                                                        2005     12.74        13.85      14,095.69
                                                        2006     13.85        14.09      14,021.46
                                                        2007     14.09        15.14      15,498.32

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     17.87        18.89      10,385.34
                                                        2005     18.89        19.02      75,416.95
                                                        2006     19.02        19.57     102,265.24
                                                        2007     19.57        19.92     116,242.92

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     14.77        15.08      30,454.36
                                                        2005     15.08        15.01      83,256.83
                                                        2006     15.01        15.31      97,864.20
                                                        2007     15.31        15.63     118,123.87

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.11         225.18
                                                        2006     11.11        12.62       6,219.56
                                                        2007     12.62        12.79      28,330.13

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.26       3,874.57
                                                        2006     10.26        10.77      18,659.38
                                                        2007     10.77        11.16     164,718.99

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.48       70,714.08
                                                         2006     10.48        11.26      187,956.39
                                                         2007     11.26        11.58      769,427.45

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.71       85,846.97
                                                         2006     10.71        11.76      463,035.46
                                                         2007     11.76        12.05      763,832.68

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.94      122,891.77
                                                         2006     10.94        12.26      419,480.40
                                                         2007     12.26        12.50    1,035,764.98

At 2.10 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     13.91        14.54       22,784.06
                                                         2007     14.54        14.71      108,865.66

American Funds Global Small Capitalization Division/(c)/ 2004     15.73        18.62       29,197.21
                                                         2005     18.62        22.86       65,064.34
                                                         2006     22.86        27.77      111,854.84
                                                         2007     27.77        33.02      155,236.14

American Funds Growth Division/(c)/..................... 2004    100.39       110.58       13,152.20
                                                         2005    110.58       125.83       29,151.88
                                                         2006    125.83       135.81       46,224.23
                                                         2007    135.81       149.39       59,508.91

American Funds Growth-Income Division/(c)/.............. 2004     78.13        84.44       10,297.47
                                                         2005     84.44        87.51       29,267.22
                                                         2006     87.51        98.72       48,176.05
                                                         2007     98.72       101.54       59,832.77

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.95 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.91      $ 14.54        609.09
                                                         2007     14.54        14.71      8,556.70

American Funds Global Small Capitalization Division/(c)/ 2001     13.55        13.20          0.00
                                                         2002     13.20        10.46      6,770.73
                                                         2003     10.46        15.73     19,818.67
                                                         2004     15.73        18.62     27,055.05
                                                         2005     18.62        22.86     27,764.62
                                                         2006     22.86        27.77     33,806.46
                                                         2007     27.77        33.02     31,194.78

American Funds Growth Division/(c)/..................... 2001    112.05       101.25          0.00
                                                         2002    101.25        74.90      2,729.99
                                                         2003     74.90       100.34      9,349.78
                                                         2004    100.34       110.53     14,562.37
                                                         2005    110.53       125.77     15,316.45
                                                         2006    125.77       135.74     16,484.29
                                                         2007    135.74       149.32     14,638.88

American Funds Growth-Income Division/(c)/.............. 2001     78.61        75.31          0.00
                                                         2002     75.31        60.22      3,960.17
                                                         2003     60.22        78.09     20,009.43
                                                         2004     78.09        84.39     24,296.87
                                                         2005     84.39        87.47     24,577.59
                                                         2006     87.47        98.68     23,058.63
                                                         2007     98.68       101.49     17,968.87

BlackRock Aggressive Growth Division (Class B).......... 2004     30.73        33.95          0.00
                                                         2005     33.95        36.77          0.00
                                                         2006     36.77        38.39      1,194.30
                                                         2007     38.39        45.27        600.98

BlackRock Bond Income Division (Class B)................ 2004     38.63        39.88        528.75
                                                         2005     39.88        39.95      2,908.64
                                                         2006     39.95        40.81      2,700.98
                                                         2007     40.81        42.42      2,773.60

BlackRock Diversified Division (Class B)................ 2004     32.03        34.43      1,286.48
                                                         2005     34.43        34.72      1,417.92
                                                         2006     34.72        37.54      1,304.25
                                                         2007     37.54        38.88      1,555.27

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     68.49        68.82        603.94

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     53.05        58.32          0.00
                                                         2005     58.32        59.10         64.81
                                                         2006     59.10        65.98        534.50
                                                         2007     65.98        69.07          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)............. 2004    $10.57       $11.62          0.00
                                                          2005     11.62        12.03      3,132.73
                                                          2006     12.03        14.05      4,271.56
                                                          2007     14.05        14.21      6,612.88

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/ 2004     22.01        24.03      1,115.87
                                                          2005     24.03        25.16      1,111.80
                                                          2006     25.16        25.63      1,227.84
                                                          2007     25.63        29.77      1,040.52

BlackRock Money Market Division (Class B)................ 2004     19.60        19.46          0.00
                                                          2005     19.46        19.59          0.00
                                                          2006     19.59        20.09          0.00
                                                          2007     20.09        20.64          0.00

BlackRock Strategic Value Division (Class B)............. 2004     15.77        17.68      3,999.70
                                                          2005     17.68        18.02      6,163.03
                                                          2006     18.02        20.57      7,949.48
                                                          2007     20.57        19.43      7,339.58

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)........................................ 2004      9.99        12.78      7,319.82
                                                          2005     12.78        14.20     19,686.55
                                                          2006     14.20        19.16     42,276.42
                                                          2007     19.16        15.97     35,776.12

Cyclical Growth ETF Division (Class B)/(k)/.............. 2006     10.67        11.33        670.77
                                                          2007     11.33        11.74          0.00

Cyclical Growth and Income ETF Division (Class B)/(k)/... 2006     10.47        11.08      2,714.30
                                                          2007     11.08        11.45      1,284.07

Davis Venture Value Division (Class B)................... 2004     27.11        29.07        345.72
                                                          2005     29.07        31.36      4,729.71
                                                          2006     31.36        35.16      5,991.31
                                                          2007     35.16        35.98      6,083.12

FI Large Cap Division (Class B)/(k)/..................... 2006     16.20        16.33          0.00
                                                          2007     16.33        16.61          0.00

FI Mid Cap Opportunities Division (Class B).............. 2004     14.08        15.80      1,081.56
                                                          2005     15.80        16.52      2,267.62
                                                          2006     16.52        18.08      3,620.59
                                                          2007     18.08        19.17      4,459.56

FI Value Leaders Division (Class B)...................... 2004     21.65        24.34        233.65
                                                          2005     24.34        26.36      4,359.90
                                                          2006     26.36        28.87      3,387.51
                                                          2007     28.87        29.42      2,211.88

Franklin Templeton Small Cap Growth Division (Class B)... 2004      8.66         9.56          0.00
                                                          2005      9.56         9.78        252.79
                                                          2006      9.78        10.53      1,890.28
                                                          2007     10.53        10.77      2,360.96

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 28.35      $ 30.65        953.24
                                                             2005     30.65        32.98      4,369.76
                                                             2006     32.98        36.28      2,625.73
                                                             2007     36.28        33.06      2,781.48

Harris Oakmark International Division (Class B)............. 2004     11.86        13.72        949.47
                                                             2005     13.72        15.37      4,360.22
                                                             2006     15.37        19.42      5,990.28
                                                             2007     19.42        18.83      8,376.67

Janus Forty Division (Class B)/(n)/......................... 2007    127.01       155.23        236.72

Jennison Growth Division (Class B)/(g)/..................... 2005      3.95         4.73      3,161.78
                                                             2006      4.73         4.76      3,155.78
                                                             2007      4.76         5.20      2,392.99

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.13         4.29        931.60
                                                             2005      4.29         3.91        930.56

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     11.00        12.52         47.63
                                                             2005     12.52        14.44      2,963.92
                                                             2006     14.44        16.46      4,110.21
                                                             2007     16.46        17.76      3,157.70

Lazard Mid Cap Division (Class B)........................... 2004     12.38        13.32        744.36
                                                             2005     13.32        14.12        379.82
                                                             2006     14.12        15.88        464.48
                                                             2007     15.88        15.15        865.71

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.48         7.02        363.43
                                                             2005      7.02         7.82      2,208.93
                                                             2006      7.82         7.54      4,667.37
                                                             2007      7.54         7.56      3,706.47

Legg Mason Value Equity (Class B)/(l)/...................... 2006      9.00         9.61      1,368.60
                                                             2007      9.61         8.87      1,363.74

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.48         8.26          0.00
                                                             2005      8.26         8.66        511.00
                                                             2006      8.66         9.03      1,368.70

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     12.03        12.35     31,888.21
                                                             2005     12.35        12.33     58,362.22
                                                             2006     12.33        12.56     52,710.37
                                                             2007     12.56        13.13     40,676.85

Loomis Sayles Small Cap Division (Class B).................. 2004     22.16        25.02        957.25
                                                             2005     25.02        26.17      1,914.50
                                                             2006     26.17        29.88      2,596.92
                                                             2007     29.88        32.71      3,184.36

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.26       $16.20        993.97
                                                         2005     16.20        16.13      2,941.48
                                                         2006     16.13        17.26      6,019.69
                                                         2007     17.26        18.04     11,446.78

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.20        11.96      1,999.50
                                                         2005     11.96        12.70      4,087.05
                                                         2006     12.70        14.22      4,077.01
                                                         2007     14.22        15.49      4,352.05

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.41        12.73      3,071.40
                                                         2005     12.73        13.98      4,379.18
                                                         2006     13.98        15.06      7,809.23
                                                         2007     15.06        15.88      6,602.43

MetLife Stock Index Division (Class B).................. 2004     31.39        33.89     13,176.55
                                                         2005     33.89        34.69     20,802.11
                                                         2006     34.69        39.19     20,974.70
                                                         2007     39.19        40.35     16,593.18

MFS(R) Research International Division (Class B)........ 2004      9.57        10.95        476.58
                                                         2005     10.95        12.50      1,637.50
                                                         2006     12.50        15.52      6,763.82
                                                         2007     15.52        17.24      7,505.32

MFS(R) Total Return Division (Class B)/(i)/............. 2004     33.48        36.27        646.66
                                                         2005     36.27        36.58      1,203.01
                                                         2006     36.58        40.16      1,029.13
                                                         2007     40.16        41.00      5,429.37

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     11.77        12.65      1,123.06
                                                         2005     12.65        12.21      4,829.93
                                                         2006     12.21        14.11      1,157.60
                                                         2007     14.11        13.28      1,196.70

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.27        10.75      9,314.05
                                                         2005     10.75        11.90     13,763.63
                                                         2006     11.90        14.65     13,998.00
                                                         2007     14.65        15.87     10,212.27

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     18.00        20.93      2,574.08
                                                         2005     20.93        22.97      7,229.51
                                                         2006     22.97        25.05      9,441.32
                                                         2007     25.05        25.35     13,857.09

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.76         8.40      1,552.74
                                                         2006      8.40         8.86      5,249.29
                                                         2007      8.86         9.93      5,294.21

Oppenheimer Global Equity Division (Class B)............ 2004     12.25        14.09      2,591.07
                                                         2005     14.09        16.02      4,150.28
                                                         2006     16.02        18.28      8,339.32
                                                         2007     18.28        19.05     12,075.92

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.81       $10.88          0.00
                                                        2007     10.88        11.82      3,051.90

PIMCO Total Return Division (Class B).................. 2004     11.46        11.83      4,757.70
                                                        2005     11.83        11.86     14,606.50
                                                        2006     11.86        12.16     13,969.05
                                                        2007     12.16        12.83     10,920.01

RCM Technology Division (Class B)...................... 2004      4.09         4.24        213.88
                                                        2005      4.24         4.62        212.24
                                                        2006      4.62         4.77      3,322.25
                                                        2007      4.77         6.16      2,641.39

Russell 2000(R) Index Division (Class B)............... 2004     13.07        14.91      2,868.80
                                                        2005     14.91        15.25      3,573.72
                                                        2006     15.25        17.58      8,011.43
                                                        2007     17.58        16.95      6,460.23

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.83        11.69        356.94
                                                        2005     11.69        12.19      1,171.46
                                                        2006     12.19        13.50      1,416.31
                                                        2007     13.50        14.45      5,088.09

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.16         6.96        559.85
                                                        2005      6.96         7.83      4,916.77
                                                        2006      7.83         8.15      5,805.41
                                                        2007      8.15         9.40      7,527.42

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     11.90        12.64        602.29
                                                        2005     12.64        13.72      1,137.94
                                                        2006     13.72        13.95      1,361.63
                                                        2007     13.95        14.98      1,650.75

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     17.70        18.70      2,689.93
                                                        2005     18.70        18.81      8,012.26
                                                        2006     18.81        19.34      7,032.64
                                                        2007     19.34        19.66      5,110.05

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     14.63        14.92      2,108.37
                                                        2005     14.92        14.84      6,283.23
                                                        2006     14.84        15.13      4,472.45
                                                        2007     15.13        15.43      4,227.20

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.10          0.00
                                                        2006     11.10        12.60          0.00
                                                        2007     12.60        12.76      4,030.40

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.26          0.00
                                                        2006     10.26        10.75      2,074.04
                                                        2007     10.75        11.13     28,990.88

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.47      7,354.91
                                                         2006     10.47        11.24     14,148.53
                                                         2007     11.24        11.55     63,148.46

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.70     46,491.36
                                                         2006     10.70        11.74     69,819.26
                                                         2007     11.74        12.01     97,717.86

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.93     11,458.42
                                                         2006     10.93        12.24     63,979.50
                                                         2007     12.24        12.47     91,710.88

At 2.20 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     13.79        14.40          0.00
                                                         2007     14.40        14.55      3,535.61

American Funds Global Small Capitalization Division/(c)/ 2004     15.64        18.50      1,548.37
                                                         2005     18.50        22.68      3,303.35
                                                         2006     22.68        27.53      9,878.37
                                                         2007     27.53        32.70     14,621.74

American Funds Growth Division/(c)/..................... 2004     98.41       108.29      1,538.99
                                                         2005    108.29       123.10      2,730.25
                                                         2006    123.10       132.73      4,551.06
                                                         2007    132.73       145.86      5,997.42

American Funds Growth-Income Division/(c)/.............. 2004     76.59        82.69      1,555.89
                                                         2005     82.69        85.61      3,032.38
                                                         2006     85.61        96.49      4,108.55
                                                         2007     96.49        99.14      4,891.86

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.90 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.98      $ 14.61      8,302.42
                                                         2007     14.61        14.79     45,731.95

American Funds Global Small Capitalization Division/(c)/ 2001     13.57        13.22          0.00
                                                         2002     13.22        10.49      3,013.91
                                                         2003     10.49        15.78     24,019.52
                                                         2004     15.78        18.68     75,500.24
                                                         2005     18.68        22.95     75,518.87
                                                         2006     22.95        27.89     65,936.39
                                                         2007     27.89        33.18     69,803.28

American Funds Growth Division/(c)/..................... 2001    113.04       102.16          0.00
                                                         2002    102.16        75.61      1,405.54
                                                         2003     75.61       101.34     18,951.53
                                                         2004    101.34       111.69     41,274.48
                                                         2005    111.69       127.15     35,235.78
                                                         2006    127.15       137.31     29,683.32
                                                         2007    137.31       151.12     28,363.02

American Funds Growth-Income Division/(c)/.............. 2001     79.30        75.99          0.00
                                                         2002     75.99        60.79        738.38
                                                         2003     60.79        78.87     24,558.88
                                                         2004     78.87        85.28     46,623.82
                                                         2005     85.28        88.43     35,378.65
                                                         2006     88.43        99.81     32,205.65
                                                         2007     99.81       102.71     30,390.79

BlackRock Aggressive Growth Division (Class B).......... 2004     30.98        34.23      2,563.08
                                                         2005     34.23        37.09      4,192.86
                                                         2006     37.09        38.75      5,261.53
                                                         2007     38.75        45.71     16,192.31

BlackRock Bond Income Division (Class B)................ 2004     39.04        40.31      8,496.88
                                                         2005     40.31        40.40     23,822.60
                                                         2006     40.40        41.28     34,782.13
                                                         2007     41.28        42.94     35,871.15

BlackRock Diversified Division (Class B)................ 2004     32.31        34.75     13,155.22
                                                         2005     34.75        35.06     27,231.71
                                                         2006     35.06        37.93     29,430.26
                                                         2007     37.93        39.30     28,777.50

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     69.31        69.67      4,375.89

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     53.61        58.96      1,909.74
                                                         2005     58.96        59.77      2,660.67
                                                         2006     59.77        66.76      3,705.30
                                                         2007     66.76        69.90          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)............. 2004    $10.58       $11.63      22,322.20
                                                          2005     11.63        12.05      41,594.87
                                                          2006     12.05        14.09     116,327.23
                                                          2007     14.09        14.25     113,845.08

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/ 2004     22.11        24.15       4,428.47
                                                          2005     24.15        25.30      10,411.55
                                                          2006     25.30        25.79      17,725.63
                                                          2007     25.79        29.96      37,008.49

BlackRock Money Market Division (Class B)................ 2004     19.80        19.67       1,072.38
                                                          2005     19.67        19.81       7,603.00
                                                          2006     19.81        20.32       8,198.05
                                                          2007     20.32        20.90      29,253.00

BlackRock Strategic Value Division (Class B)............. 2004     15.80        17.72      55,979.61
                                                          2005     17.72        18.07      98,736.12
                                                          2006     18.07        20.64     112,796.68
                                                          2007     20.64        19.50     117,425.03

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)........................................ 2004      9.99        12.79      60,311.53
                                                          2005     12.79        14.21     159,522.75
                                                          2006     14.21        19.19     298,819.21
                                                          2007     19.19        16.00     241,237.34

Cyclical Growth ETF Division (Class B)/(k)/.............. 2006     10.67        11.34           2.69
                                                          2007     11.34        11.75       3,536.75

Cyclical Growth and Income ETF Division (Class B)/(k)/... 2006     10.48        11.09          71.66
                                                          2007     11.09        11.46       3,546.22

Davis Venture Value Division (Class B)................... 2004     27.24        29.22      18,162.55
                                                          2005     29.22        31.54      52,269.42
                                                          2006     31.54        35.38      78,511.61
                                                          2007     35.38        36.22      88,607.34

FI Large Cap Division (Class B)/(k)/..................... 2006     16.28        16.41       1,576.80
                                                          2007     16.41        16.70       2,500.39

FI Mid Cap Opportunities Division (Class B).............. 2004     14.13        15.86       6,514.49
                                                          2005     15.86        16.60      27,484.79
                                                          2006     16.60        18.17      69,751.33
                                                          2007     18.17        19.27      50,530.18

FI Value Leaders Division (Class B)...................... 2004     21.77        24.48       5,620.49
                                                          2005     24.48        26.53      24,352.49
                                                          2006     26.53        29.06      50,585.56
                                                          2007     29.06        29.64      36,435.84

Franklin Templeton Small Cap Growth Division (Class B)... 2004      8.67         9.57       6,866.00
                                                          2005      9.57         9.81      14,892.87
                                                          2006      9.81        10.56      23,574.14
                                                          2007     10.56        10.80      21,790.22

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 28.50      $ 30.83      18,953.73
                                                             2005     30.83        33.19      44,310.59
                                                             2006     33.19        36.53      34,293.35
                                                             2007     36.53        33.30      31,383.57

Harris Oakmark International Division (Class B)............. 2004     11.88        13.74      19,839.38
                                                             2005     13.74        15.40      46,534.14
                                                             2006     15.40        19.48     125,310.90
                                                             2007     19.48        18.89     131,198.43

Janus Forty Division (Class B)/(n)/......................... 2007    128.61       157.25       5,990.05

Jennison Growth Division (Class B)/(g)/..................... 2005      3.96         4.75      17,649.05
                                                             2006      4.75         4.77      34,473.50
                                                             2007      4.77         5.22      82,167.38

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.14         4.30       8,461.18
                                                             2005      4.30         3.92      15,706.71

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     11.07        12.60       7,892.03
                                                             2005     12.60        14.54      22,696.08
                                                             2006     14.54        16.59      51,532.87
                                                             2007     16.59        17.91      51,160.26

Lazard Mid Cap Division (Class B)........................... 2004     12.40        13.34       8,860.83
                                                             2005     13.34        14.15      13,904.65
                                                             2006     14.15        15.92      35,006.86
                                                             2007     15.92        15.20      33,045.39

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.49         7.04       2,152.57
                                                             2005      7.04         7.84      11,420.66
                                                             2006      7.84         7.56      43,155.36
                                                             2007      7.56         7.59      36,319.74

Legg Mason Value Equity (Class B)/(l)/...................... 2006      9.03         9.65      33,449.10
                                                             2007      9.65         8.90      39,023.81

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.49         8.28       6,409.53
                                                             2005      8.28         8.69      14,609.30
                                                             2006      8.69         9.06      17,892.23

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     12.07        12.38     187,078.15
                                                             2005     12.38        12.38     551,933.01
                                                             2006     12.38        12.61     804,630.02
                                                             2007     12.61        13.19     907,802.70

Loomis Sayles Small Cap Division (Class B).................. 2004     22.27        25.15       1,928.19
                                                             2005     25.15        26.33       7,199.13
                                                             2006     26.33        30.07      49,397.54
                                                             2007     30.07        32.93      26,653.48

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.32       $16.27      30,495.71
                                                         2005     16.27        16.20      73,264.68
                                                         2006     16.20        17.35     104,800.64
                                                         2007     17.35        18.14      89,876.49

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.21        11.98       3,867.30
                                                         2005     11.98        12.72      15,395.42
                                                         2006     12.72        14.26      20,736.20
                                                         2007     14.26        15.54      22,873.56

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.43        12.76      56,261.03
                                                         2005     12.76        14.02     124,981.68
                                                         2006     14.02        15.11     225,611.34
                                                         2007     15.11        15.94     195,960.85

MetLife Stock Index Division (Class B).................. 2004     31.61        34.14     113,413.87
                                                         2005     34.14        34.97     305,157.46
                                                         2006     34.97        39.52     411,168.43
                                                         2007     39.52        40.70     460,945.12

MFS(R) Research International Division (Class B)........ 2004      9.59        10.97      15,145.00
                                                         2005     10.97        12.53      25,743.00
                                                         2006     12.53        15.57     104,895.91
                                                         2007     15.57        17.30     140,472.71

MFS(R) Total Return Division (Class B)/(i)/............. 2004     33.76        36.59       3,816.14
                                                         2005     36.59        36.93      15,082.43
                                                         2006     36.93        40.56      38,985.17
                                                         2007     40.56        41.43      55,843.58

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     11.80        12.69      89,526.94
                                                         2005     12.69        12.25     140,906.69
                                                         2006     12.25        14.16     147,417.10
                                                         2007     14.16        13.34     150,943.32

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.30        10.78      93,488.74
                                                         2005     10.78        11.95     227,873.64
                                                         2006     11.95        14.71     313,985.53
                                                         2007     14.71        15.95     354,580.62

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     18.05        20.99      36,734.21
                                                         2005     20.99        23.05      91,597.80
                                                         2006     23.05        25.16     115,220.08
                                                         2007     25.16        25.47     126,896.17

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.78         8.42      11,045.82
                                                         2006      8.42         8.89      31,118.38
                                                         2007      8.89         9.97      72,516.09

Oppenheimer Global Equity Division (Class B)............ 2004     12.30        14.14       7,687.26
                                                         2005     14.14        16.09      18,561.69
                                                         2006     16.09        18.37      46,604.61
                                                         2007     18.37        19.16      59,841.56

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.83       $10.90      12,083.89
                                                        2007     10.90        11.84      25,724.68

PIMCO Total Return Division (Class B).................. 2004     11.47        11.85      91,450.71
                                                        2005     11.85        11.89     211,423.65
                                                        2006     11.89        12.20     283,358.24
                                                        2007     12.20        12.87     340,174.83

RCM Technology Division (Class B)...................... 2004      4.10         4.25      20,294.24
                                                        2005      4.25         4.63      22,047.22
                                                        2006      4.63         4.79      34,273.48
                                                        2007      4.79         6.18     110,778.13

Russell 2000(R) Index Division (Class B)............... 2004     13.10        14.95      29,954.58
                                                        2005     14.95        15.30      65,152.20
                                                        2006     15.30        17.65     105,614.62
                                                        2007     17.65        17.03     121,059.07

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.86        11.73      39,975.81
                                                        2005     11.73        12.24      61,086.27
                                                        2006     12.24        13.56      74,688.89
                                                        2007     13.56        14.52      89,830.48

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.17         6.97      26,082.30
                                                        2005      6.97         7.85      47,602.89
                                                        2006      7.85         8.17     105,812.07
                                                        2007      8.17         9.43     358,391.38

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     11.94        12.69      10,681.68
                                                        2005     12.69        13.78      23,051.77
                                                        2006     13.78        14.02      28,507.52
                                                        2007     14.02        15.06      88,427.03

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     17.79        18.79      14,023.91
                                                        2005     18.79        18.91      62,081.03
                                                        2006     18.91        19.45      96,822.65
                                                        2007     19.45        19.79      93,146.89

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     14.70        15.00      56,301.68
                                                        2005     15.00        14.92     105,648.46
                                                        2006     14.92        15.22     127,007.24
                                                        2007     15.22        15.53     114,044.86

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.11      24,202.61
                                                        2006     11.11        12.61      43,445.90
                                                        2007     12.61        12.77      73,267.32

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.26      10,574.32
                                                        2006     10.26        10.76      20,750.77
                                                        2007     10.76        11.15     153,582.42

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.48       26,727.72
                                                         2006     10.48        11.25      186,306.38
                                                         2007     11.25        11.57      373,767.70

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.71      172,472.23
                                                         2006     10.71        11.75      435,700.96
                                                         2007     11.75        12.03      984,962.91

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.93      161,123.95
                                                         2006     10.93        12.25      552,712.91
                                                         2007     12.25        12.48    1,196,141.30

At 2.15 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     13.85        14.47       29,754.86
                                                         2007     14.47        14.63       65,533.52

American Funds Global Small Capitalization Division/(c)/ 2004     15.69        18.56       22,855.68
                                                         2005     18.56        22.77       65,511.64
                                                         2006     22.77        27.65      148,347.38
                                                         2007     27.65        32.86      210,517.72

American Funds Growth Division/(c)/..................... 2004     99.40       109.43       14,058.69
                                                         2005    109.43       124.46       31,533.74
                                                         2006    124.46       134.26       54,896.22
                                                         2007    134.26       147.62       72,479.89

American Funds Growth-Income Division/(c)/.............. 2004     77.35        83.56       19,344.03
                                                         2005     83.56        86.56       42,140.74
                                                         2006     86.56        97.60       63,265.18
                                                         2007     97.60       100.33       67,965.08

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.15 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.67      $ 14.26      1,871.50
                                                         2007     14.26        14.40      9,055.63

American Funds Global Small Capitalization Division/(c)/ 2001     13.46        13.10          0.00
                                                         2002     13.10        10.36        240.07
                                                         2003     10.36        15.55      2,826.25
                                                         2004     15.55        18.37      8,233.81
                                                         2005     18.37        22.51     10,408.87
                                                         2006     22.51        27.29     10,006.16
                                                         2007     27.29        32.39     11,559.57

American Funds Growth Division/(c)/..................... 2001    108.20        97.69          0.00
                                                         2002     97.69        72.12        296.99
                                                         2003     72.12        96.42      1,763.09
                                                         2004     96.42       106.00      6,382.60
                                                         2005    106.00       120.37      4,184.29
                                                         2006    120.37       129.66      4,691.87
                                                         2007    129.66       142.35      4,374.86

American Funds Growth-Income Division/(c)/.............. 2001     75.91        72.66          0.00
                                                         2002     72.66        57.98          0.00
                                                         2003     57.98        75.04      1,645.67
                                                         2004     75.04        80.94      3,961.92
                                                         2005     80.94        83.72      5,156.55
                                                         2006     83.72        94.26      3,541.86
                                                         2007     94.26        96.75      4,096.76

BlackRock Aggressive Growth Division (Class B).......... 2004     29.76        32.83          0.00
                                                         2005     32.83        35.49          0.00
                                                         2006     35.49        36.98          0.00
                                                         2007     36.98        43.52         76.67

BlackRock Bond Income Division (Class B)................ 2004     37.07        38.21      2,768.23
                                                         2005     38.21        38.21      1,917.22
                                                         2006     38.21        38.94      2,114.21
                                                         2007     38.94        40.41      2,311.88

BlackRock Diversified Division (Class B)................ 2004     30.90        33.18          0.00
                                                         2005     33.18        33.39          0.00
                                                         2006     33.39        36.03          0.00
                                                         2007     36.03        37.24        601.14

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     65.30        65.53        422.54

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     50.88        55.87         31.72
                                                         2005     55.87        56.49         31.52
                                                         2006     56.49        31.33         62.95
                                                         2007     31.33        65.85          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)............. 2004    $10.53       $11.56          0.00
                                                          2005     11.56        11.94          0.00
                                                          2006     11.94        13.92      4,445.25
                                                          2007     13.92        14.05      4,685.58

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/ 2004     21.59        23.54          0.00
                                                          2005     23.54        24.60          0.00
                                                          2006     24.60        25.01          0.00
                                                          2007     25.01        28.99        724.68

BlackRock Money Market Division (Class B)................ 2004     18.81        18.65          0.00
                                                          2005     18.65        18.73          0.00
                                                          2006     18.73        19.17          0.00
                                                          2007     19.17        19.66          0.00

BlackRock Strategic Value Division (Class B)............. 2004     15.65        17.52      4,359.43
                                                          2005     17.52        17.82     12,692.69
                                                          2006     17.82        20.31      7,473.56
                                                          2007     20.31        19.14      5,884.16

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)........................................ 2004      9.99        12.76      6,313.11
                                                          2005     12.76        14.15     15,657.67
                                                          2006     14.15        19.06     14,390.26
                                                          2007     19.06        15.85     15,054.80

Cyclical Growth ETF Division (Class B)/(k)/.............. 2006     10.65        11.30        535.12
                                                          2007     11.30        11.68        701.26

Cyclical Growth and Income ETF Division (Class B)/(k)/... 2006     10.46        11.05          0.00
                                                          2007     11.05        11.40          0.00

Davis Venture Value Division (Class B)................... 2004     26.60        28.49        629.82
                                                          2005     28.49        30.67      3,898.38
                                                          2006     30.67        34.32      4,076.30
                                                          2007     34.32        35.04      3,126.24

FI Large Cap Division (Class B)/(k)/..................... 2006     15.89        16.00          0.00
                                                          2007     16.00        16.24          0.00

FI Mid Cap Opportunities Division (Class B).............. 2004     13.88        15.55      2,350.77
                                                          2005     15.55        16.24      5,857.29
                                                          2006     16.24        17.73      9,926.05
                                                          2007     17.73        18.76      6,203.77

FI Value Leaders Division (Class B)...................... 2004     21.18        23.78        753.43
                                                          2005     23.78        25.70      2,653.54
                                                          2006     25.70        28.09      2,870.31
                                                          2007     28.09        28.57      1,557.81

Franklin Templeton Small Cap Growth Division (Class B)... 2004      8.61         9.49      2,009.35
                                                          2005      9.49         9.69      2,072.58
                                                          2006      9.69        10.41      4,732.51
                                                          2007     10.41        10.63      4,682.46

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 27.73      $ 29.94      1,714.93
                                                             2005     29.94        32.15      6,004.94
                                                             2006     32.15        35.30      7,618.24
                                                             2007     35.30        32.10      5,771.27

Harris Oakmark International Division (Class B)............. 2004     11.80        13.63      2,368.65
                                                             2005     13.63        15.24      2,653.09
                                                             2006     15.24        19.22      9,277.08
                                                             2007     19.22        18.60     10,095.38

Janus Forty Division (Class B)/(n)/......................... 2007    120.78       147.43        234.65

Jennison Growth Division (Class B)/(g)/..................... 2005      3.91         4.68      1,088.48
                                                             2006      4.68         4.70      1,293.36
                                                             2007      4.70         5.12      6,035.81

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.10         4.25      1,445.15
                                                             2005      4.25         3.87      1,462.74

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     10.72        12.18      1,185.09
                                                             2005     12.18        14.02      6,521.01
                                                             2006     14.02        15.95      6,632.18
                                                             2007     15.95        17.18      7,330.52

Lazard Mid Cap Division (Class B)........................... 2004     12.32        13.24        288.66
                                                             2005     13.24        14.00        466.97
                                                             2006     14.00        15.72      3,759.00
                                                             2007     15.72        14.96        320.43

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.44         6.97        897.70
                                                             2005      6.97         7.75        668.32
                                                             2006      7.75         7.45      1,660.30
                                                             2007      7.45         7.46        697.13

Legg Mason Value Equity (Class B)/(l)/...................... 2006      8.87         9.46          0.00
                                                             2007      9.46         8.71          0.00

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.40         8.16          0.00
                                                             2005      8.16         8.54      5,906.22
                                                             2006      8.54         8.91      5,906.22

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     11.90        12.19      7,253.18
                                                             2005     12.19        12.16      8,368.75
                                                             2006     12.16        12.35      5,145.51
                                                             2007     12.35        12.89      5,902.09

Loomis Sayles Small Cap Division (Class B).................. 2004     21.72        24.49          0.00
                                                             2005     24.49        25.57         22.83
                                                             2006     25.57        29.13      4,380.90
                                                             2007     29.13        31.82      3,455.47

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.02       $15.92        892.85
                                                         2005     15.92        15.82      1,493.79
                                                         2006     15.82        16.90      7,224.03
                                                         2007     16.90        17.62      9,642.63

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.14        11.88      2,324.91
                                                         2005     11.88        12.59      1,686.31
                                                         2006     12.59        14.07      1,188.29
                                                         2007     14.07        15.29      1,154.10

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.32        12.61      1,546.17
                                                         2005     12.61        13.83      1,808.87
                                                         2006     13.83        14.87      1,780.50
                                                         2007     14.87        15.64      1,864.19

MetLife Stock Index Division (Class B).................. 2004     30.52        32.91      3,799.27
                                                         2005     32.91        33.62      7,968.09
                                                         2006     33.62        37.91      5,152.94
                                                         2007     37.91        38.94      3,816.74

MFS(R) Research International Division (Class B)........ 2004      9.51        10.86      3,570.06
                                                         2005     10.86        12.38      3,564.79
                                                         2006     12.38        15.34     10,387.44
                                                         2007     15.34        17.01     14,044.91

MFS(R) Total Return Division (Class B)/(i)/............. 2004     32.35        35.01        882.32
                                                         2005     35.01        35.24      3,087.82
                                                         2006     35.24        38.61      4,528.37
                                                         2007     38.61        39.34      5,773.91

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     11.64        12.50      3,329.01
                                                         2005     12.50        12.03      3,250.72
                                                         2006     12.03        13.88      7,418.87
                                                         2007     13.88        13.03      7,428.35

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.17        10.62      3,153.72
                                                         2005     10.62        11.73      5,763.70
                                                         2006     11.73        14.41      6,628.52
                                                         2007     14.41        15.59     10,001.53

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     17.81        20.67        756.21
                                                         2005     20.67        22.65      3,021.80
                                                         2006     22.65        24.65      6,181.13
                                                         2007     24.65        24.89      8,442.22

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.70         8.31          0.00
                                                         2006      8.31         8.76          0.00
                                                         2007      8.76         9.80        247.88

Oppenheimer Global Equity Division (Class B)............ 2004     12.08        13.87        423.49
                                                         2005     13.87        15.74        422.96
                                                         2006     15.74        17.93      3,112.03
                                                         2007     17.93        18.64      3,673.72

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.75       $10.80          0.00
                                                        2007     10.80        11.71      5,069.28

PIMCO Total Return Division (Class B).................. 2004     11.38        11.74      7,647.29
                                                        2005     11.74        11.75     11,741.69
                                                        2006     11.75        12.02     11,482.64
                                                        2007     12.02        12.65     10,848.00

RCM Technology Division (Class B)...................... 2004      4.06         4.21          0.00
                                                        2005      4.21         4.58          0.00
                                                        2006      4.58         4.72        410.94
                                                        2007      4.72         6.07        411.12

Russell 2000(R) Index Division (Class B)............... 2004     12.92        14.72        982.17
                                                        2005     14.72        15.03      1,835.32
                                                        2006     15.03        17.30      5,663.46
                                                        2007     17.30        16.64      5,932.50

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.71        11.55      3,366.81
                                                        2005     11.55        12.02      3,614.98
                                                        2006     12.02        13.28      2,019.19
                                                        2007     13.28        14.19      2,956.12

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.12         6.91      5,362.07
                                                        2005      6.91         7.75      5,262.26
                                                        2006      7.75         8.05      3,714.93
                                                        2007      8.05         9.27     21,759.71

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     11.73        12.44      1,004.51
                                                        2005     12.44        13.48      9,411.02
                                                        2006     13.48        13.68     11,389.90
                                                        2007     13.68        14.66     15,229.88

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     17.37        18.32     17,504.30
                                                        2005     18.32        18.39     12,141.99
                                                        2006     18.39        18.87      4,495.73
                                                        2007     18.87        19.15      9,436.63

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     14.35        14.62      2,319.32
                                                        2005     14.62        14.51      1,648.13
                                                        2006     14.51        14.76      1,399.34
                                                        2007     14.76        15.03      6,413.77

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.09          0.00
                                                        2006     11.09        12.55          0.00
                                                        2007     12.55        12.69          0.00

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.24          0.00
                                                        2006     10.24        10.72          0.00
                                                        2007     10.72        11.07     20,186.61

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.46          0.00
                                                         2006     10.46        11.20     20,804.20
                                                         2007     11.20        11.49     19,354.68

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.69     24,549.58
                                                         2006     10.69        11.70     26,232.94
                                                         2007     11.70        11.95     36,428.33

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.91          0.00
                                                         2006     10.91        12.20          0.00
                                                         2007     12.20        12.40     64,118.47

At 2.40 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     13.54        14.12        269.62
                                                         2007     14.12        14.24      6,467.02

American Funds Global Small Capitalization Division/(c)/ 2004     15.47        18.25      4,536.96
                                                         2005     18.25        22.34      6,321.99
                                                         2006     22.34        27.06     11,627.03
                                                         2007     27.06        32.07     15,174.30

American Funds Growth Division/(c)/..................... 2004     94.57       103.86      1,088.90
                                                         2005    103.86       117.82      2,232.58
                                                         2006    117.82       126.79      3,651.93
                                                         2007    126.79       139.05      5,257.43

American Funds Growth-Income Division/(c)/.............. 2004     73.60        79.30      2,841.92
                                                         2005     79.30        81.94      4,981.05
                                                         2006     81.94        92.17      5,563.51
                                                         2007     92.17        94.51      5,912.75

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.05 SEPARATE ACCOUNT CHARGE

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
American Funds Bond Division/(k)/...................................... 2006   $ 13.79      $ 14.40      1,759.15
                                                                        2007     14.40        14.55      4,011.12

American Funds Global Small Capitalization Division/(c)/............... 2001     13.50        13.15        438.91
                                                                        2002     13.15        10.41        996.94
                                                                        2003     10.41        15.64     16,775.79
                                                                        2004     15.64        18.50     30,426.34
                                                                        2005     18.50        22.68     34,820.47
                                                                        2006     22.68        27.53     34,101.06
                                                                        2007     27.53        32.70     29,940.68

American Funds Growth Division/(c)/.................................... 2001    110.11        99.46        314.16
                                                                        2002     99.46        73.50        444.84
                                                                        2003     73.50        98.36      6,389.17
                                                                        2004     98.36       108.24     14,117.57
                                                                        2005    108.24       123.04     16,703.64
                                                                        2006    123.04       132.67     15,225.06
                                                                        2007    132.67       145.79     12,825.58

American Funds Growth-Income Division/(c)/............................. 2001     77.25        73.98          0.00
                                                                        2002     73.98        59.09        654.55
                                                                        2003     59.09        76.55      9,674.26
                                                                        2004     76.55        82.65     19,070.43
                                                                        2005     82.65        85.57     19,559.27
                                                                        2006     85.57        96.44     17,826.15
                                                                        2007     96.44        99.09     16,481.01

BlackRock Aggressive Growth Division (Class B)......................... 2004     30.24        33.39      1,392.47
                                                                        2005     33.39        36.12      5,283.30
                                                                        2006     36.12        37.68      6,102.10
                                                                        2007     37.68        44.38     11,820.15

BlackRock Bond Income Division (Class B)............................... 2004     37.84        39.04      7,792.97
                                                                        2005     39.04        39.07     30,493.05
                                                                        2006     39.07        39.86     38,480.29
                                                                        2007     39.86        41.40     37,796.82

BlackRock Diversified Division (Class B)............................... 2004     31.46        33.80      8,678.74
                                                                        2005     33.80        34.05     17,006.57
                                                                        2006     34.05        36.78     20,188.90
                                                                        2007     36.78        38.05     22,985.61

BlackRock Large Cap Core Division* (Class B)/(m)/...................... 2007     66.88        67.16      3,245.20

BlackRock Large Cap Division (formerly BlackRock Investment Trust)
  (Class B))........................................................... 2004     51.95        57.08        754.26
                                                                        2005     57.08        57.78      1,948.68
                                                                        2006     57.78        64.45      1,677.84
                                                                        2007     64.45        67.44          0.00

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)........................... 2004    $10.55       $11.59      12,305.61
                                                                        2005     11.59        11.98      34,390.13
                                                                        2006     11.98        13.99     116,748.29
                                                                        2007     13.99        14.13     127,218.25

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/.............. 2004     21.80        23.78       5,189.12
                                                                        2005     23.78        24.88       9,718.86
                                                                        2006     24.88        25.32       9,715.62
                                                                        2007     25.32        29.38      33,049.85

BlackRock Money Market Division (Class B).............................. 2004     19.20        19.05           0.00
                                                                        2005     19.05        19.16           0.00
                                                                        2006     19.16        19.62           0.00
                                                                        2007     19.62        20.15           0.00

BlackRock Strategic Value Division (Class B)........................... 2004     15.71        17.60      22,485.39
                                                                        2005     17.60        17.92      39,961.36
                                                                        2006     17.92        20.44      53,557.14
                                                                        2007     20.44        19.29      49,847.86

Clarion Global Real Estate Division (formerly Neuberger Berman Real
  Estate Division (Class B)/(i)/)...................................... 2004      9.99        12.78      36,292.62
                                                                        2005     12.78        14.19     119,237.10
                                                                        2006     14.19        19.14     247,308.97
                                                                        2007     19.14        15.94     135,261.17

Cyclical Growth ETF Division (Class B)/(k)/............................ 2006     10.66        11.32       1,116.62
                                                                        2007     11.32        11.71       9,251.51

Cyclical Growth and Income ETF Division (Class B)/(k)/................. 2006     10.47        11.07         368.82
                                                                        2007     11.07        11.43       1,204.83

Davis Venture Value Division (Class B)................................. 2004     26.85        28.78       5,625.69
                                                                        2005     28.78        31.01      36,415.93
                                                                        2006     31.01        34.74      50,184.70
                                                                        2007     34.74        35.51      46,774.57

FI Large Cap Division (Class B)/(k)/................................... 2006     16.04        16.16       4,346.30
                                                                        2007     16.16        16.42       5,380.96

FI Mid Cap Opportunities Division (Class B)............................ 2004     13.98        15.67       7,685.86
                                                                        2005     15.67        16.38      28,226.20
                                                                        2006     16.38        17.90      48,169.29
                                                                        2007     17.90        18.96      66,933.00

FI Value Leaders Division (Class B).................................... 2004     21.42        24.05           0.00
                                                                        2005     24.05        26.03      15,277.09
                                                                        2006     26.03        28.47      15,355.84
                                                                        2007     28.47        28.99      11,503.27

Franklin Templeton Small Cap Growth Division (Class B)................. 2004      8.64         9.52       9,214.36
                                                                        2005      9.52         9.74      12,457.12
                                                                        2006      9.74        10.47      25,775.67
                                                                        2007     10.47        10.70      30,620.85

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)........................ 2004   $ 28.04      $ 30.29       9,739.96
                                                                        2005     30.29        32.56      30,910.94
                                                                        2006     32.56        35.79      37,088.49
                                                                        2007     35.79        32.58      32,971.77

Harris Oakmark International Division (Class B)........................ 2004     11.83        13.67       8,502.62
                                                                        2005     13.67        15.31      49,213.15
                                                                        2006     15.31        19.32     129,629.72
                                                                        2007     19.32        18.72     132,824.18

Janus Forty Division (Class B)/(n)/.................................... 2007    123.86       151.28       3,525.90

Jennison Growth Division (Class B)/(g)/................................ 2005      3.93         4.71      22,374.77
                                                                        2006      4.71         4.73      40,782.90
                                                                        2007      4.73         5.16      48,908.77

Jennison Growth Division (formerly Met/Putnam Voyager Division) (Class
  B)/(g)/)............................................................. 2004      4.11         4.27           0.00
                                                                        2005      4.27         3.89       5,910.02

Julius Baer International Stock Division (formerly FI International
  Stock Division (Class B))............................................ 2004     10.86        12.35       5,512.51
                                                                        2005     12.35        14.23      21,842.17
                                                                        2006     14.23        16.20      75,832.81
                                                                        2007     16.20        17.47      72,104.37

Lazard Mid Cap Division (Class B)...................................... 2004     12.35        13.28       1,554.45
                                                                        2005     13.28        14.06       5,043.25
                                                                        2006     14.06        15.80      13,929.55
                                                                        2007     15.80        15.06      24,592.05

Legg Mason Partners Aggressive Growth (formerly Janus Aggressive
  Growth) (Class B))................................................... 2004      6.46         6.99       2,082.05
                                                                        2005      6.99         7.78       4,809.33
                                                                        2006      7.78         7.49      12,750.56
                                                                        2007      7.49         7.51       7,661.24

Legg Mason Value Equity (Class B)/(l)/................................. 2006      8.93         9.54       7,274.31
                                                                        2007      9.54         8.79       6,547.82

Legg Mason Value Equity (formerly MFS(R) Investors Trust Division)
  (Class B)/(l)/)...................................................... 2004      7.44         8.21       4,465.59
                                                                        2005      8.21         8.60       6,506.72
                                                                        2006      8.60         8.97       6,470.32

Lehman Brothers(R) Aggregate Bond Index Division (Class B)............. 2004     11.97        12.27     109,181.83
                                                                        2005     12.27        12.24     352,065.05
                                                                        2006     12.24        12.45     427,787.91
                                                                        2007     12.45        13.01     502,174.89

Loomis Sayles Small Cap Division (Class B)............................. 2004     21.94        24.75       3,975.53
                                                                        2005     24.75        25.87       9,845.11
                                                                        2006     25.87        29.50      25,306.15
                                                                        2007     29.50        32.26      25,262.83

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B).......................... 2004    $15.14       $16.06      14,480.98
                                                                        2005     16.06        15.97      40,166.81
                                                                        2006     15.97        17.08      57,628.37
                                                                        2007     17.08        17.83      55,855.10

Met/AIM Small Cap Growth Division (Class B)............................ 2004     11.17        11.92       2,841.34
                                                                        2005     11.92        12.64      32,396.74
                                                                        2006     12.64        14.14      44,344.76
                                                                        2007     14.14        15.39      50,034.94

MetLife Mid Cap Stock Index Division (Class B)......................... 2004     11.36        12.67      25,139.84
                                                                        2005     12.67        13.91      66,915.42
                                                                        2006     13.91        14.97      84,983.73
                                                                        2007     14.97        15.76     102,820.52

MetLife Stock Index Division (Class B)................................. 2004     30.96        33.40      48,821.94
                                                                        2005     33.40        34.16     158,429.74
                                                                        2006     34.16        38.55     189,563.24
                                                                        2007     38.55        39.64     222,180.98

MFS(R) Research International Division (Class B)....................... 2004      9.54        10.91       5,125.90
                                                                        2005     10.91        12.44      34,818.55
                                                                        2006     12.44        15.43     100,571.37
                                                                        2007     15.43        17.12     130,882.39

MFS(R) Total Return Division (Class B)/(i)/............................ 2004     32.91        35.63       7,136.84
                                                                        2005     35.63        35.91      15,395.59
                                                                        2006     35.91        39.38      23,460.92
                                                                        2007     39.38        40.16      18,778.62

MFS(R) Value Division (formerly Harris Oakmark Large Cap Value
  Division) (Class B).................................................. 2004     11.70        12.58      33,650.64
                                                                        2005     12.58        12.12      52,694.28
                                                                        2006     12.12        13.99      57,628.19
                                                                        2007     13.99        13.15      58,647.41

Morgan Stanley EAFE(R) Index Division (Class B)........................ 2004      9.22        10.68      42,088.86
                                                                        2005     10.68        11.82     115,824.71
                                                                        2006     11.82        14.53     162,768.82
                                                                        2007     14.53        15.73     196,764.63

Neuberger Berman Mid Cap Value Division (Class B)...................... 2004     17.91        20.80      18,280.94
                                                                        2005     20.80        22.81      69,809.03
                                                                        2006     22.81        24.85      69,581.39
                                                                        2007     24.85        25.12      88,731.70

Oppenheimer Capital Appreciation Division (Class B)/(j)/............... 2005      7.73         8.36       2,919.63
                                                                        2006      8.36         8.81      12,230.30
                                                                        2007      8.81         9.86      73,603.77

Oppenheimer Global Equity Division (Class B)........................... 2004     12.17        13.98       2,963.55
                                                                        2005     13.98        15.88      19,528.45
                                                                        2006     15.88        18.10      29,244.05
                                                                        2007     18.10        18.85      43,874.41

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/................. 2006    $10.78       $10.84       5,469.12
                                                                        2007     10.84        11.76       5,311.56

PIMCO Total Return Division (Class B).................................. 2004     11.42        11.79      45,456.03
                                                                        2005     11.79        11.81     135,902.74
                                                                        2006     11.81        12.09     163,532.19
                                                                        2007     12.09        12.74     161,242.07

RCM Technology Division (Class B)...................................... 2004      4.08         4.23      11,832.40
                                                                        2005      4.23         4.60      45,030.73
                                                                        2006      4.60         4.75      49,216.48
                                                                        2007      4.75         6.12     156,069.56

Russell 2000(R) Index Division (Class B)............................... 2004     12.99        14.81      15,022.63
                                                                        2005     14.81        15.14      45,530.68
                                                                        2006     15.14        17.44      85,433.02
                                                                        2007     17.44        16.79      73,253.04

T. Rowe Price Large Cap Growth Division (Class B)...................... 2004     10.77        11.62      13,151.70
                                                                        2005     11.62        12.11      59,451.27
                                                                        2006     12.11        13.39      93,429.50
                                                                        2007     13.39        14.32     215,593.48

T. Rowe Price Mid Cap Growth Division (Class B)........................ 2004      6.14         6.93      11,805.24
                                                                        2005      6.93         7.79      57,596.89
                                                                        2006      7.79         8.10      75,112.72
                                                                        2007      8.10         9.34     248,347.21

T. Rowe Price Small Cap Growth Division (Class B)...................... 2004     11.81        12.54       3,787.84
                                                                        2005     12.54        13.60       8,539.46
                                                                        2006     13.60        13.81      15,342.43
                                                                        2007     13.81        14.82      42,107.58

Western Asset Management Strategic Bond Opportunities Division (Class
  B)................................................................... 2004     17.53        18.51       9,507.96
                                                                        2005     18.51        18.60      40,716.61
                                                                        2006     18.60        19.10      53,069.44
                                                                        2007     19.10        19.41      49,253.62

Western Asset Management U.S. Government Division (Class B)............ 2004     14.49        14.77      22,509.91
                                                                        2005     14.77        14.68      65,572.52
                                                                        2006     14.68        14.94      74,818.85
                                                                        2007     14.94        15.23      76,127.14

MetLife Aggressive Allocation Division (Class B)/(j)/.................. 2005      9.99        11.10       2,419.58
                                                                        2006     11.10        12.58       2,482.72
                                                                        2007     12.58        12.72      32,004.58

MetLife Conservative Allocation Division (Class B)/(j)/................ 2005      9.99        10.25      10,277.76
                                                                        2006     10.25        10.73       2,064.38
                                                                        2007     10.73        11.10      66,392.49

                                                                             BEGINNING OF               NUMBER OF
                                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                               ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division (Class B)/(j)/.... 2005   $  9.99      $ 10.47      25,198.90
                                                                        2006     10.47        11.22     161,099.95
                                                                        2007     11.22        11.52     171,220.90

MetLife Moderate Allocation Division (Class B)/(j)/.................... 2005      9.99        10.70      44,284.85
                                                                        2006     10.70        11.72     338,111.07
                                                                        2007     11.72        11.98     642,114.86

MetLife Moderate to Aggressive Allocation Division (Class B)/(j)/...... 2005      9.99        10.92      82,413.41
                                                                        2006     10.92        12.22     323,055.48
                                                                        2007     12.22        12.43     819,427.57

At 2.30 Separate Account Charge
American Funds Bond Division/(k)/...................................... 2006     13.67        14.26      36,187.80
                                                                        2007     14.26        14.40     121,766.70

American Funds Global Small Capitalization Division/(c)/............... 2004     15.55        18.37      11,675.66
                                                                        2005     18.37        22.51      67,533.92
                                                                        2006     22.51        27.29     140,248.70
                                                                        2007     27.29        32.39     222,178.57

American Funds Growth Division/(c)/.................................... 2004     96.47       106.05       8,870.53
                                                                        2005    106.05       120.43      26,258.30
                                                                        2006    120.43       129.73      42,023.84
                                                                        2007    129.73       142.42      51,522.91

American Funds Growth-Income Division/(c)/............................. 2004     75.08        80.98      12,705.18
                                                                        2005     80.98        83.76      28,987.83
                                                                        2006     83.76        94.30      43,032.23
                                                                        2007     94.30        96.80      44,628.03

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.65 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.30      $ 14.97     11,049.75
                                                         2007     14.97        15.19     20,204.36

American Funds Global Small Capitalization Division/(c)/ 2001     13.68        13.35          0.00
                                                         2002     13.35        10.61      5,433.81
                                                         2003     10.61        16.00     21,510.49
                                                         2004     16.00        19.00     47,884.39
                                                         2005     19.00        23.39     47,538.52
                                                         2006     23.39        28.50     55,052.75
                                                         2007     28.50        33.99     61,494.55

American Funds Growth Division/(c)/..................... 2001    118.09       106.84          0.00
                                                         2002    106.84        79.27      4,653.65
                                                         2003     79.27       106.52     13,948.66
                                                         2004    106.52       117.68     17,556.29
                                                         2005    117.68       134.31     18,899.19
                                                         2006    134.31       145.40     18,346.30
                                                         2007    145.40       160.42     15,964.61

American Funds Growth-Income Division/(c)/.............. 2001     82.85        79.47          0.00
                                                         2002     79.47        63.73      6,550.73
                                                         2003     63.73        82.89     22,621.15
                                                         2004     82.89        89.86     31,348.41
                                                         2005     89.86        93.41     23,724.36
                                                         2006     93.41       105.69     19,735.20
                                                         2007    105.69       109.03     15,766.98

BlackRock Aggressive Growth Division (Class B).......... 2004     32.24        35.69         45.05
                                                         2005     35.69        38.77        238.65
                                                         2006     38.77        40.60        347.15
                                                         2007     40.60        48.02      1,326.04

BlackRock Bond Income Division (Class B)................ 2004     41.11        42.52     11,211.29
                                                         2005     42.52        42.73     14,994.74
                                                         2006     42.73        43.77     17,626.76
                                                         2007     43.77        45.64     18,194.79

BlackRock Diversified Division (Class B)................ 2004     33.79        36.39      2,669.97
                                                         2005     36.39        36.81      4,448.29
                                                         2006     36.81        39.92      4,329.04
                                                         2007     39.92        41.47      4,824.05

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     73.57        74.08      5,284.27

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     56.48        62.22      3,112.55
                                                         2005     62.22        63.23      4,861.53
                                                         2006     63.23        70.81      5,383.30
                                                         2007     70.81        74.20          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)............. 2004    $10.63       $11.71       1,728.59
                                                          2005     11.71        12.16       5,434.38
                                                          2006     12.16        14.25      14,987.05
                                                          2007     14.25        14.45      29,327.64

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/ 2004     22.64        24.77         462.28
                                                          2005     24.77        26.01       1,423.51
                                                          2006     26.01        26.58       1,904.45
                                                          2007     26.58        30.97       4,756.65

BlackRock Money Market Division (Class B)................ 2004     20.86        20.75     104,013.73
                                                          2005     20.75        20.95     324,513.79
                                                          2006     20.95        21.54     251,151.04
                                                          2007     21.54        22.21     356,429.90

BlackRock Strategic Value Division (Class B)............. 2004     15.95        17.92      11,753.30
                                                          2005     17.92        18.32      21,628.30
                                                          2006     18.32        20.98      20,997.41
                                                          2007     20.98        19.87      20,421.61

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)........................................ 2004      9.99        12.81      64,876.69
                                                          2005     12.81        14.27      80,823.38
                                                          2006     14.27        19.32      97,334.09
                                                          2007     19.32        16.15      70,377.64

Cyclical Growth ETF Division (Class B)/(k)/.............. 2006     10.68        11.38       7,083.60
                                                          2007     11.38        11.82       2,192.61

Cyclical Growth and Income ETF Division (Class B)/(k)/... 2006     10.49        11.12       9,073.32
                                                          2007     11.12        11.53       8,857.10

Davis Venture Value Division (Class B)................... 2004     27.89        29.97       6,468.34
                                                          2005     29.97        32.43      17,463.16
                                                          2006     32.43        36.47      20,737.71
                                                          2007     36.47        37.43      20,719.41

FI Large Cap Division (Class B)/(k)/..................... 2006     16.68        16.84       6,455.51
                                                          2007     16.84        17.18       6,583.29

FI Mid Cap Opportunities Division (Class B).............. 2004     14.39        16.17       1,644.30
                                                          2005     16.17        16.97       5,360.57
                                                          2006     16.97        18.62      14,154.65
                                                          2007     18.62        19.80      12,863.26

FI Value Leaders Division (Class B)...................... 2004     22.38        25.21         371.96
                                                          2005     25.21        27.38       4,289.70
                                                          2006     27.38        30.08       9,274.23
                                                          2007     30.08        30.75       8,203.99

Franklin Templeton Small Cap Growth Division (Class B)... 2004      8.74         9.66       1,105.28
                                                          2005      9.66         9.92       3,414.63
                                                          2006      9.92        10.71       5,237.83
                                                          2007     10.71        10.99       3,256.39

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 29.30      $ 31.74       6,059.03
                                                             2005     31.74        34.26      10,284.09
                                                             2006     34.26        37.80      10,919.67
                                                             2007     37.80        34.55       9,045.19

Harris Oakmark International Division (Class B)............. 2004     11.95        13.85       7,541.78
                                                             2005     13.85        15.57      14,013.75
                                                             2006     15.57        19.73     158,503.25
                                                             2007     19.73        19.19      33,144.02

Janus Forty Division (Class B)/(n)/......................... 2007    136.95       167.72       1,772.13

Jennison Growth Division (Class B)/(g)/..................... 2005      4.01         4.81       8,946.99
                                                             2006      4.81         4.86       6,029.35
                                                             2007      4.86         5.32       8,827.72

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.18         4.36           0.00
                                                             2005      4.36         3.97       4,519.29

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     11.44        13.04       4,087.34
                                                             2005     13.04        15.09      10,887.21
                                                             2006     15.09        17.25      64,053.22
                                                             2007     17.25        18.68      21,488.93

Lazard Mid Cap Division (Class B)........................... 2004     12.48        13.45       1,004.90
                                                             2005     13.45        14.30       2,031.80
                                                             2006     14.30        16.13       1,841.64
                                                             2007     16.13        15.44       3,277.99

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.55         7.10         717.63
                                                             2005      7.10         7.94       2,248.76
                                                             2006      7.94         7.67       2,745.72
                                                             2007      7.67         7.72       2,239.73

Legg Mason Value Equity (Class B)/(l)/...................... 2006      9.19         9.83         608.35
                                                             2007      9.83         9.10         873.76

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.59         8.40           0.00
                                                             2005      8.40         8.83           0.00
                                                             2006      8.83         9.22           0.00

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     12.23        12.58      92,544.61
                                                             2005     12.58        12.60     181,365.97
                                                             2006     12.60        12.87     186,339.30
                                                             2007     12.87        13.50     199,174.29

Loomis Sayles Small Cap Division (Class B).................. 2004     22.83        25.83         210.62
                                                             2005     25.83        27.11       2,490.63
                                                             2006     27.11        31.04       5,005.48
                                                             2007     31.04        34.08       5,744.10

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.63       $16.63       9,960.03
                                                         2005     16.63        16.60      20,983.88
                                                         2006     16.60        17.82      32,633.12
                                                         2007     17.82        18.68      35,876.34

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.29        12.07       3,525.98
                                                         2005     12.07        12.86         708.70
                                                         2006     12.86        14.44       1,143.31
                                                         2007     14.44        15.78       1,011.07

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.54        12.90       8,190.75
                                                         2005     12.90        14.22      20,046.68
                                                         2006     14.22        15.36      22,907.88
                                                         2007     15.36        16.24      33,285.28

MetLife Stock Index Division (Class B).................. 2004     32.74        35.42      44,091.65
                                                         2005     35.42        36.37      59,871.73
                                                         2006     36.37        41.20      62,239.34
                                                         2007     41.20        42.54     111,947.04

MFS(R) Research International Division (Class B)........ 2004      9.66        11.08       1,039.50
                                                         2005     11.08        12.69       8,054.13
                                                         2006     12.69        15.80     172,511.87
                                                         2007     15.80        17.60      23,109.56

MFS(R) Total Return Division (Class B)/(i)/............. 2004     35.23        38.24       4,251.94
                                                         2005     38.24        38.69       7,910.43
                                                         2006     38.69        42.60       6,982.51
                                                         2007     42.60        43.63       7,881.47

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     11.96        12.89      10,020.95
                                                         2005     12.89        12.47      19,981.09
                                                         2006     12.47        14.46      23,281.72
                                                         2007     14.46        13.65      18,523.30

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.43        10.95      22,629.26
                                                         2005     10.95        12.16      36,330.89
                                                         2006     12.16        15.01      94,413.27
                                                         2007     15.01        16.32      47,786.63

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     18.30        21.32      12,681.85
                                                         2005     21.32        23.47      30,464.03
                                                         2006     23.47        25.67      25,980.67
                                                         2007     25.67        26.06      38,147.45

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.86         8.52       2,379.05
                                                         2006      8.52         9.02       4,179.92
                                                         2007      9.02        10.14       5,388.55

Oppenheimer Global Equity Division (Class B)............ 2004     12.52        14.42         627.40
                                                         2005     14.42        16.45      13,096.47
                                                         2006     16.45        18.83      13,133.45
                                                         2007     18.83        19.68      14,215.52

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.91       $11.00      19,189.87
                                                        2007     11.00        11.98      26,163.63

PIMCO Total Return Division (Class B).................. 2004     11.57        11.97      75,764.44
                                                        2005     11.97        12.04     124,281.92
                                                        2006     12.04        12.38     112,961.77
                                                        2007     12.38        13.10      97,628.56

RCM Technology Division (Class B)...................... 2004      4.13         4.29       3,524.62
                                                        2005      4.29         4.69      13,740.54
                                                        2006      4.69         4.86       9,597.81
                                                        2007      4.86         6.29      39,985.44

Russell 2000(R) Index Division (Class B)............... 2004     13.28        15.18       9,859.86
                                                        2005     15.18        15.58      18,345.93
                                                        2006     15.58        18.02      14,354.90
                                                        2007     18.02        17.42      16,365.06

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     11.01        11.91      18,675.83
                                                        2005     11.91        12.46      24,525.87
                                                        2006     12.46        13.83      14,585.86
                                                        2007     13.83        14.85      17,001.87

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.22         7.04      16,291.17
                                                        2005      7.04         7.94      26,125.77
                                                        2006      7.94         8.29      28,679.60
                                                        2007      8.29         9.60      27,213.69

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     12.16        12.94       3,454.17
                                                        2005     12.94        14.09       5,424.51
                                                        2006     14.09        14.37       6,328.13
                                                        2007     14.37        15.48       4,990.63

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     18.21        19.28      12,615.56
                                                        2005     19.28        19.45      34,252.48
                                                        2006     19.45        20.05      37,010.35
                                                        2007     20.05        20.46      37,040.76

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     15.05        15.39      47,113.92
                                                        2005     15.39        15.35      38,050.25
                                                        2006     15.35        15.69      43,062.40
                                                        2007     15.69        16.05      38,784.70

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.13           0.00
                                                        2006     11.13        12.66       8,556.47
                                                        2007     12.66        12.86      19,507.66

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.28      48,694.26
                                                        2006     10.28        10.81      44,100.05
                                                        2007     10.81        11.22     101,147.89

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.50      26,136.99
                                                         2006     10.50        11.30     136,761.89
                                                         2007     11.30        11.65     318,773.46

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.73      41,876.81
                                                         2006     10.73        11.80     117,192.72
                                                         2007     11.80        12.11     420,449.94

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.95       1,384.24
                                                         2006     10.95        12.30     149,531.62
                                                         2007     12.30        12.57     307,589.33

At 1.90 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.17        14.82       8,654.37
                                                         2007     14.82        15.03      64,679.57

American Funds Global Small Capitalization Division/(c)/ 2004     15.91        18.87       4,289.64
                                                         2005     18.87        23.21      27,075.11
                                                         2006     23.21        28.26      58,485.92
                                                         2007     28.26        33.66      41,391.23

American Funds Growth Division/(c)/..................... 2004    104.47       115.31       3,649.80
                                                         2005    115.31       131.46       8,989.65
                                                         2006    131.46       142.18      11,261.16
                                                         2007    142.18       156.71      11,033.18

American Funds Growth-Income Division/(c)/.............. 2004     81.30        88.04       5,115.63
                                                         2005     88.04        91.43      12,031.87
                                                         2006     91.43       103.35      13,277.30
                                                         2007    103.35       106.51      14,919.20

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.10 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.73      $ 14.33          0.00
                                                         2007     14.33        14.47          0.00

American Funds Global Small Capitalization Division/(c)/ 2001     13.48        13.13          0.00
                                                         2002     13.13        10.39          0.00
                                                         2003     10.39        15.60          0.00
                                                         2004     15.60        18.44      3,983.48
                                                         2005     18.44        22.60      1,531.76
                                                         2006     22.60        27.41        580.64
                                                         2007     27.41        32.54      2,094.91

American Funds Growth Division/(c)/..................... 2001    109.20        98.62          0.00
                                                         2002     98.62        72.84          0.00
                                                         2003     72.84        97.44          0.00
                                                         2004     97.44       107.17        716.00
                                                         2005    107.17       121.76        366.58
                                                         2006    121.76       131.22        383.54
                                                         2007    131.22       144.13        181.86

American Funds Growth-Income Division/(c)/.............. 2001     76.61        73.35          0.00
                                                         2002     73.35        58.56          0.00
                                                         2003     58.56        75.83          0.00
                                                         2004     75.83        81.83      2,731.57
                                                         2005     81.83        84.68      2,592.29
                                                         2006     84.68        95.39      2,650.19
                                                         2007     95.39        97.96      2,551.11

BlackRock Aggressive Growth Division (Class B).......... 2004     30.00        33.11          0.00
                                                         2005     33.11        35.80        906.63
                                                         2006     35.80        37.33      1,717.70
                                                         2007     37.33        43.95      2,152.46

BlackRock Bond Income Division (Class B)................ 2004     37.45        38.62          0.00
                                                         2005     38.62        38.64      1,707.29
                                                         2006     38.64        39.40      3,968.47
                                                         2007     39.40        40.90      5,770.34

BlackRock Diversified Division (Class B)................ 2004     31.18        33.49         37.90
                                                         2005     33.49        33.72        115.93
                                                         2006     33.72        36.40          0.00
                                                         2007     36.40        37.64          0.00

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     66.08        66.34          0.00

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     51.41        56.47      1,206.19
                                                         2005     56.47        57.13      1,641.74
                                                         2006     57.13        63.69      2,575.06
                                                         2007     63.69        66.64          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)............. 2004    $10.54       $11.57         73.77
                                                          2005     11.57        11.96     10,342.95
                                                          2006     11.96        13.95     16,937.92
                                                          2007     13.95        14.09     21,653.73

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/ 2004     21.70        23.66          0.00
                                                          2005     23.66        24.74          0.00
                                                          2006     24.74        25.17          0.00
                                                          2007     25.17        29.18        558.79

BlackRock Money Market Division (Class B)................ 2004     19.00        18.85          0.00
                                                          2005     18.85        18.94          0.00
                                                          2006     18.94        19.39          0.00
                                                          2007     19.39        19.90          0.00

BlackRock Strategic Value Division (Class B)............. 2004     15.68        17.56          0.00
                                                          2005     17.56        17.87      2,783.89
                                                          2006     17.87        20.38      6,882.97
                                                          2007     20.38        19.21      9,337.25

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)........................................ 2004      9.99        12.77      3,857.04
                                                          2005     12.77        14.17      4,683.16
                                                          2006     14.17        19.09     12,290.30
                                                          2007     19.09        15.88      5,299.69

Cyclical Growth ETF Division (Class B)/(k)/.............. 2006     10.66        11.31          0.00
                                                          2007     11.31        11.70          0.00

Cyclical Growth and Income ETF Division (Class B)/(k)/... 2006     10.47        11.06          0.00
                                                          2007     11.06        11.41          0.00

Davis Venture Value Division (Class B)................... 2004     26.73        28.63         29.67
                                                          2005     28.63        30.84         89.81
                                                          2006     30.84        34.53      1,027.06
                                                          2007     34.53        35.28      1,028.45

FI Large Cap Division (Class B)/(k)/..................... 2006     15.97        16.08          0.00
                                                          2007     16.08        16.33          0.00

FI Mid Cap Opportunities Division (Class B).............. 2004     13.93        15.61          0.00
                                                          2005     15.61        16.31          0.00
                                                          2006     16.31        17.82          0.00
                                                          2007     17.82        18.86          0.00

FI Value Leaders Division (Class B)...................... 2004     21.30        23.91         35.71
                                                          2005     23.91        25.86        107.77
                                                          2006     25.86        28.28          0.00
                                                          2007     28.28        28.78          0.00

Franklin Templeton Small Cap Growth Division (Class B)... 2004      8.62         9.50          0.00
                                                          2005      9.50         9.71          0.00
                                                          2006      9.71        10.44          0.00
                                                          2007     10.44        10.66          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 27.88      $ 30.12         19.81
                                                             2005     30.12        32.36        614.35
                                                             2006     32.36        35.54          0.00
                                                             2007     35.54        32.34          0.00

Harris Oakmark International Division (Class B)............. 2004     11.82        13.65        713.03
                                                             2005     13.65        15.27      1,221.19
                                                             2006     15.27        19.27      1,221.28
                                                             2007     19.27        18.66         71.72

Janus Forty Division (Class B)/(n)/......................... 2007    122.31       149.34        136.53

Jennison Growth Division (Class B)/(g)/..................... 2005      3.92         4.69          0.00
                                                             2006      4.69         4.71          0.00
                                                             2007      4.71         5.14      2,202.07

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.10         4.26          0.00
                                                             2005      4.26         3.88          0.00

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     10.79        12.26        139.27
                                                             2005     12.26        14.12        138.95
                                                             2006     14.12        16.08        135.73
                                                             2007     16.08        17.32        126.94

Lazard Mid Cap Division (Class B)........................... 2004     12.33        13.26          0.00
                                                             2005     13.26        14.03          0.00
                                                             2006     14.03        15.76          0.00
                                                             2007     15.76        15.01          0.00

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.45         6.98          0.00
                                                             2005      6.98         7.77        314.00
                                                             2006      7.77         7.47          0.00
                                                             2007      7.47         7.48          0.00

Legg Mason Value Equity (Class B)/(l)/...................... 2006      8.90         9.50          0.00
                                                             2007      9.50         8.75          0.00

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.42         8.19          0.00
                                                             2005      8.19         8.57          0.00
                                                             2006      8.57         8.94          0.00

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     11.94        12.23          0.00
                                                             2005     12.23        12.20     17,152.87
                                                             2006     12.20        12.40     18,820.15
                                                             2007     12.40        12.95     18,095.98

Loomis Sayles Small Cap Division (Class B).................. 2004     21.83        24.62          0.00
                                                             2005     24.62        25.72          0.00
                                                             2006     25.72        29.32          0.00
                                                             2007     29.32        32.04        357.19

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.08       $15.99        194.15
                                                         2005     15.99        15.89      1,569.35
                                                         2006     15.89        16.99      1,824.97
                                                         2007     16.99        17.72      1,760.56

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.16        11.90          0.00
                                                         2005     11.90        12.62          0.00
                                                         2006     12.62        14.11          0.00
                                                         2007     14.11        15.34          0.00

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.34        12.64          0.00
                                                         2005     12.64        13.87      3,578.62
                                                         2006     13.87        14.92      3,793.38
                                                         2007     14.92        15.70      3,549.77

MetLife Stock Index Division (Class B).................. 2004     30.74        33.15      2,033.50
                                                         2005     33.15        33.89     17,800.73
                                                         2006     33.89        38.23     19,841.03
                                                         2007     38.23        39.29     16,756.46

MFS(R) Research International Division (Class B)........ 2004      9.52        10.89          0.00
                                                         2005     10.89        12.41          0.00
                                                         2006     12.41        15.38      1,083.08
                                                         2007     15.38        17.06        662.47

MFS(R) Total Return Division (Class B)/(i)/............. 2004     32.63        35.32         35.99
                                                         2005     35.32        35.57        109.42
                                                         2006     35.57        38.99          0.00
                                                         2007     38.99        39.75          0.00

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     11.67        12.54         67.76
                                                         2005     12.54        12.08      1,589.42
                                                         2006     12.08        13.94          0.00
                                                         2007     13.94        13.09          0.00

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.20        10.65          0.00
                                                         2005     10.65        11.78     12,256.93
                                                         2006     11.78        14.47     11,577.16
                                                         2007     14.47        15.66     10,251.52

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     17.86        20.73        644.70
                                                         2005     20.73        22.73      3,617.66
                                                         2006     22.73        24.75      7,218.03
                                                         2007     24.75        25.00      8,151.86

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.71         8.33          0.00
                                                         2006      8.33         8.78          0.00
                                                         2007      8.78         9.83      1,159.87

Oppenheimer Global Equity Division (Class B)............ 2004     12.12        13.92          0.00
                                                         2005     13.92        15.81          0.00
                                                         2006     15.81        18.02      1,863.07
                                                         2007     18.02        18.74      2,569.65

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.76       $10.82          0.00
                                                        2007     10.82        11.73      7,416.23

PIMCO Total Return Division (Class B).................. 2004     11.40        11.76        256.18
                                                        2005     11.76        11.78      5,554.35
                                                        2006     11.78        12.05      4,132.44
                                                        2007     12.05        12.70     11,696.20

RCM Technology Division (Class B)...................... 2004      4.07         4.22          0.00
                                                        2005      4.22         4.59          0.00
                                                        2006      4.59         4.73          0.00
                                                        2007      4.73         6.10          0.00

Russell 2000(R) Index Division (Class B)............... 2004     12.96        14.77          0.00
                                                        2005     14.77        15.08      3,116.67
                                                        2006     15.08        17.37      3,428.33
                                                        2007     17.37        16.72      3,277.20

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.74        11.59        433.80
                                                        2005     11.59        12.06        432.81
                                                        2006     12.06        13.34        422.78
                                                        2007     13.34        14.25      1,894.16

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.13         6.92          0.00
                                                        2005      6.92         7.77          0.00
                                                        2006      7.77         8.08          0.00
                                                        2007      8.08         9.30      1,236.93

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     11.77        12.49          0.00
                                                        2005     12.49        13.54          0.00
                                                        2006     13.54        13.74        708.83
                                                        2007     13.74        14.74        622.70

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     17.45        18.41         68.17
                                                        2005     18.41        18.50      2,314.70
                                                        2006     18.50        18.99      3,439.33
                                                        2007     18.99        19.28      3,399.31

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     14.42        14.70      2,762.32
                                                        2005     14.70        14.59      3,891.01
                                                        2006     14.59        14.85      8,170.01
                                                        2007     14.85        15.13      9,341.34

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.09      2,742.80
                                                        2006     11.09        12.57          0.00
                                                        2007     12.57        12.70          0.00

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.25          0.00
                                                        2006     10.25        10.73          0.00
                                                        2007     10.73        11.09          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.46           0.00
                                                         2006     10.46        11.21           0.00
                                                         2007     11.21        11.51           0.00

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.69           0.00
                                                         2006     10.69        11.71           0.00
                                                         2007     11.71        11.97       5,702.56

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.92           0.00
                                                         2006     10.92        12.21     122,649.10
                                                         2007     12.21        12.42     285,013.93

At 2.35 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     13.60        14.19           0.00
                                                         2007     14.19        14.32           0.00

American Funds Global Small Capitalization Division/(c)/ 2004     15.51        18.31         462.94
                                                         2005     18.31        22.42       4,532.06
                                                         2006     22.42        27.18       8,615.18
                                                         2007     27.18        32.23       7,786.42

American Funds Growth Division/(c)/..................... 2004     95.52       104.95           0.00
                                                         2005    104.95       119.12       1,325.80
                                                         2006    119.12       128.25       2,338.09
                                                         2007    128.25       140.72       2,813.31

American Funds Growth-Income Division/(c)/.............. 2004     74.33        80.14          87.74
                                                         2005     80.14        82.85         817.58
                                                         2006     82.85        93.23         976.49
                                                         2007     93.23        95.65         949.08

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.00 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.85      $ 14.47      9,595.57
                                                         2007     14.47        14.63        927.95

American Funds Global Small Capitalization Division/(c)/ 2001     13.53        13.18          0.00
                                                         2002     13.18        10.44      1,924.46
                                                         2003     10.44        15.69      2,413.26
                                                         2004     15.69        18.56      4,253.14
                                                         2005     18.56        22.77      3,720.80
                                                         2006     22.77        27.65      3,462.82
                                                         2007     27.65        32.86      4,490.02

American Funds Growth Division/(c)/..................... 2001    111.07       100.35          0.00
                                                         2002    100.35        74.19        775.60
                                                         2003     74.19        99.35      1,311.12
                                                         2004     99.35       109.38      1,952.69
                                                         2005    109.38       124.40      1,814.05
                                                         2006    124.40       134.20      1,100.43
                                                         2007    134.20       147.55        915.88

American Funds Growth-Income Division/(c)/.............. 2001     77.93        74.64          0.00
                                                         2002     74.64        59.65         56.63
                                                         2003     59.65        77.32        453.38
                                                         2004     77.32        83.52      1,755.10
                                                         2005     83.52        86.51      2,396.81
                                                         2006     86.51        97.55      2,471.57
                                                         2007     97.55       100.28      1,805.14

BlackRock Aggressive Growth Division (Class B).......... 2004     30.49        33.66          0.00
                                                         2005     33.66        36.44          0.00
                                                         2006     36.44        38.03          0.00
                                                         2007     38.03        44.82          0.00

BlackRock Bond Income Division (Class B)................ 2004     38.24        39.46        754.00
                                                         2005     39.46        39.51      1,489.48
                                                         2006     39.51        40.33          0.00
                                                         2007     40.33        41.91        155.30

BlackRock Diversified Division (Class B)................ 2004     31.74        34.11          0.00
                                                         2005     34.11        34.38         78.47
                                                         2006     34.38        37.16        434.95
                                                         2007     37.16        38.46        435.27

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     67.68        67.98        210.53

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     52.50        57.70          0.00
                                                         2005     57.70        58.44          0.00
                                                         2006     58.44        65.21        211.12
                                                         2007     65.21        68.25          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)............. 2004    $10.56       $11.60          0.00
                                                          2005     11.60        12.01          0.00
                                                          2006     12.01        14.02          0.00
                                                          2007     14.02        14.17        175.04

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/ 2004     21.90        23.91          0.00
                                                          2005     23.91        25.02          0.00
                                                          2006     25.02        25.47          0.00
                                                          2007     25.47        29.57          0.00

BlackRock Money Market Division (Class B)................ 2004     19.40        19.25      9,129.91
                                                          2005     19.25        19.37      3,185.85
                                                          2006     19.37        19.85      4,587.01
                                                          2007     19.85        20.39      1,410.41

BlackRock Strategic Value Division (Class B)............. 2004     15.74        17.64          0.00
                                                          2005     17.64        17.97      2,780.30
                                                          2006     17.97        20.51      2,164.21
                                                          2007     20.51        19.36      1,656.74

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)........................................ 2004      9.99        12.78      1,252.41
                                                          2005     12.78        14.19      4,036.10
                                                          2006     14.19        19.14      3,967.93
                                                          2007     19.14        15.94      2,373.04

Cyclical Growth ETF Division (Class B)/(k)/.............. 2006     10.66        11.33          0.00
                                                          2007     11.33        11.72          0.00

Cyclical Growth and Income ETF Division (Class B)/(k)/... 2006     10.47        11.07          0.00
                                                          2007     11.07        11.44          0.00

Davis Venture Value Division (Class B)................... 2004     26.98        28.92          0.00
                                                          2005     28.92        31.19         24.37
                                                          2006     31.19        34.95        130.86
                                                          2007     34.95        35.74        363.84

FI Large Cap Division (Class B)/(k)/..................... 2006     16.12        16.25          0.00
                                                          2007     16.25        16.51          0.00

FI Mid Cap Opportunities Division (Class B).............. 2004     14.03        15.73          0.00
                                                          2005     15.73        16.45          0.00
                                                          2006     16.45        17.99          0.00
                                                          2007     17.99        19.06        328.77

FI Value Leaders Division (Class B)...................... 2004     21.54        24.20          0.00
                                                          2005     24.20        26.19          0.00
                                                          2006     26.19        28.67          0.00
                                                          2007     28.67        29.21          0.00

Franklin Templeton Small Cap Growth Division (Class B)... 2004      8.65         9.54          0.00
                                                          2005      9.54         9.76          0.00
                                                          2006      9.76        10.50          0.00
                                                          2007     10.50        10.73          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 28.19      $ 30.47          0.00
                                                             2005     30.47        32.77        516.30
                                                             2006     32.77        36.03        486.09
                                                             2007     36.03        32.82        259.96

Harris Oakmark International Division (Class B)............. 2004     11.85        13.70        210.15
                                                             2005     13.70        15.34        209.68
                                                             2006     15.34        19.37        592.27
                                                             2007     19.37        18.78        723.18

Janus Forty Division (Class B)/(n)/......................... 2007    125.42       153.24        683.80

Jennison Growth Division (Class B)/(g)/..................... 2005      3.94         4.72          0.00
                                                             2006      4.72         4.74          0.00
                                                             2007      4.74         5.18          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.12         4.28          0.00
                                                             2005      4.28         3.90          0.00

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     10.93        12.43          0.00
                                                             2005     12.43        14.33          0.00
                                                             2006     14.33        16.33          0.00
                                                             2007     16.33        17.62          0.00

Lazard Mid Cap Division (Class B)........................... 2004     12.37        13.30          0.00
                                                             2005     13.30        14.09          0.00
                                                             2006     14.09        15.84          0.00
                                                             2007     15.84        15.10          0.00

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.47         7.01          0.00
                                                             2005      7.01         7.80          0.00
                                                             2006      7.80         7.52          0.00
                                                             2007      7.52         7.53          0.00

Legg Mason Value Equity (Class B)/(l)/...................... 2006      8.96         9.57          0.00
                                                             2007      9.57         8.83          0.00

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.46         8.23          0.00
                                                             2005      8.23         8.63          0.00
                                                             2006      8.63         9.00          0.00

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     12.00        12.31      3,542.00
                                                             2005     12.31        12.29     15,667.64
                                                             2006     12.29        12.50     12,450.27
                                                             2007     12.50        13.07      7,336.83

Loomis Sayles Small Cap Division (Class B).................. 2004     22.05        24.88          0.00
                                                             2005     24.88        26.02          0.00
                                                             2006     26.02        29.69          0.00
                                                             2007     29.69        32.48          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.20       $16.13          0.00
                                                         2005     16.13        16.05      2,036.19
                                                         2006     16.05        17.17      2,293.36
                                                         2007     17.17        17.93      1,833.31

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.19        11.94          0.00
                                                         2005     11.94        12.67          0.00
                                                         2006     12.67        14.18          0.00
                                                         2007     14.18        15.44          0.00

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.38        12.70        220.68
                                                         2005     12.70        13.95      1,550.66
                                                         2006     13.95        15.01      2,166.87
                                                         2007     15.01        15.82      2,262.33

MetLife Stock Index Division (Class B).................. 2004     31.17        33.64        932.51
                                                         2005     33.64        34.42      4,653.75
                                                         2006     34.42        38.87      4,052.46
                                                         2007     38.87        39.99      3,035.45

MFS(R) Research International Division (Class B)........ 2004      9.55        10.93          0.00
                                                         2005     10.93        12.47          0.00
                                                         2006     12.47        15.47          0.00
                                                         2007     15.47        17.18          0.00

MFS(R) Total Return Division (Class B)/(i)/............. 2004     33.19        35.95          0.00
                                                         2005     35.95        36.24      1,335.09
                                                         2006     36.24        39.77      1,335.09
                                                         2007     39.77        40.58      1,165.26

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     11.74        12.62        948.46
                                                         2005     12.62        12.16      2,385.88
                                                         2006     12.16        14.05        494.83
                                                         2007     14.05        13.22          0.00

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.25        10.71        519.78
                                                         2005     10.71        11.86      2,555.02
                                                         2006     11.86        14.59      2,012.62
                                                         2007     14.59        15.80      1,546.11

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     17.95        20.86          0.00
                                                         2005     20.86        22.89      2,335.47
                                                         2006     22.89        24.95      2,757.29
                                                         2007     24.95        25.23      2,301.50

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.74         8.38          0.00
                                                         2006      8.38         8.84        317.75
                                                         2007      8.84         9.90          0.00

Oppenheimer Global Equity Division (Class B)............ 2004     12.21        14.03          0.00
                                                         2005     14.03        15.95         47.74
                                                         2006     15.95        18.19        498.93
                                                         2007     18.19        18.95        254.82

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.79       $10.86        798.68
                                                        2007     10.86        11.79     12,557.21

PIMCO Total Return Division (Class B).................. 2004     11.44        11.81        440.45
                                                        2005     11.81        11.84      8,179.04
                                                        2006     11.84        12.13      7,447.36
                                                        2007     12.13        12.78      4,933.48

RCM Technology Division (Class B)...................... 2004      4.08         4.24          0.00
                                                        2005      4.24         4.61          0.00
                                                        2006      4.61         4.76          0.00
                                                        2007      4.76         6.14          0.00

Russell 2000(R) Index Division (Class B)............... 2004     13.03        14.86         96.62
                                                        2005     14.86        15.19         94.04
                                                        2006     15.19        17.51        342.50
                                                        2007     17.51        16.87        428.25

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.80        11.66          0.00
                                                        2005     11.66        12.15          0.00
                                                        2006     12.15        13.45          0.00
                                                        2007     13.45        14.38          0.00

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.15         6.95          0.00
                                                        2005      6.95         7.81          0.00
                                                        2006      7.81         8.12          0.00
                                                        2007      8.12         9.37          0.00

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     11.85        12.59          0.00
                                                        2005     12.59        13.66          0.00
                                                        2006     13.66        13.88          0.00
                                                        2007     13.88        14.90          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     17.62        18.60          0.00
                                                        2005     18.60        18.70      2,194.07
                                                        2006     18.70        19.22        322.63
                                                        2007     19.22        19.53        329.08

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     14.56        14.85          0.00
                                                        2005     14.85        14.76          0.00
                                                        2006     14.76        15.03        822.64
                                                        2007     15.03        15.33      1,240.53

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.10          0.00
                                                        2006     11.10        12.59          0.00
                                                        2007     12.59        12.74      2,994.77

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.25          0.00
                                                        2006     10.25        10.74          0.00
                                                        2007     10.74        11.12          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.47          0.00
                                                         2006     10.47        11.23          0.00
                                                         2007     11.23        11.54     10,049.87

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.70          0.00
                                                         2006     10.70        11.73          0.00
                                                         2007     11.73        12.00      6,813.56

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.93          0.00
                                                         2006     10.93        12.23      9,597.98
                                                         2007     12.23        12.45      7,247.66

At 2.25 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     13.73        14.33        920.46
                                                         2007     14.33        14.47        761.09

American Funds Global Small Capitalization Division/(c)/ 2004     15.60        18.44          0.00
                                                         2005     18.44        22.60          0.00
                                                         2006     22.60        27.41        179.50
                                                         2007     27.41        32.54        287.37

American Funds Growth Division/(c)/..................... 2004     97.44       107.17         37.63
                                                         2005    107.17       121.76        640.42
                                                         2006    121.76       131.22        702.00
                                                         2007    131.22       144.13        572.15

American Funds Growth-Income Division/(c)/.............. 2004     75.83        81.83         65.02
                                                         2005     81.83        84.68         64.95
                                                         2006     84.68        95.39        284.87
                                                         2007     95.39        97.96        505.03

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.25 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 13.54      $ 14.12          0.00
                                                         2007     14.12        14.24          0.00

American Funds Global Small Capitalization Division/(c)/ 2001     13.42        13.06          0.00
                                                         2002     13.06        10.32          0.00
                                                         2003     10.32        15.47      7,432.78
                                                         2004     15.47        18.25      1,724.22
                                                         2005     18.25        22.34        529.95
                                                         2006     22.34        27.06        225.68
                                                         2007     27.06        32.07        143.60

American Funds Growth Division/(c)/..................... 2001    106.37        96.00          0.00
                                                         2002     96.00        70.80          0.00
                                                         2003     70.80        94.57      6,362.14
                                                         2004     94.57       103.86        308.48
                                                         2005    103.86       117.82         44.81
                                                         2006    117.82       126.79          0.00
                                                         2007    126.79       139.05          0.00

American Funds Growth-Income Division/(c)/.............. 2001     74.63        71.41          0.00
                                                         2002     71.41        56.92          0.00
                                                         2003     56.92        73.60      4,976.20
                                                         2004     73.60        79.30        207.31
                                                         2005     79.30        81.94        148.26
                                                         2006     81.94        92.17        446.02
                                                         2007     92.17        94.51        126.63

BlackRock Aggressive Growth Division (Class B).......... 2004     29.29        32.29          0.00
                                                         2005     32.29        34.87          0.00
                                                         2006     34.87        36.30          0.00
                                                         2007     36.30        42.67         57.96

BlackRock Bond Income Division (Class B)................ 2004     36.31        37.40          0.00
                                                         2005     37.40        37.36          0.00
                                                         2006     37.36        38.04          0.00
                                                         2007     38.04        39.43          0.00

BlackRock Diversified Division (Class B)................ 2004     30.36        32.57          0.00
                                                         2005     32.57        32.75          0.00
                                                         2006     32.75        35.30          0.00
                                                         2007     35.30        36.45          0.00

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     63.76        63.94          0.00

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     49.83        54.68          0.00
                                                         2005     54.68        55.24          0.00
                                                         2006     55.24        61.48          0.00
                                                         2007     61.48        64.30          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)............. 2004    $10.51       $11.52          0.00
                                                          2005     11.52        11.90          0.00
                                                          2006     11.90        13.86          0.00
                                                          2007     13.86        13.97          0.00

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/ 2004     21.39        23.30        607.12
                                                          2005     23.30        24.33          0.00
                                                          2006     24.33        24.71          0.00
                                                          2007     24.71        28.61         86.46

BlackRock Money Market Division (Class B)................ 2004     18.42        18.25        283.74
                                                          2005     18.25        18.32          0.00
                                                          2006     18.32        18.73          0.00
                                                          2007     18.73        19.19      1,231.32

BlackRock Strategic Value Division (Class B)............. 2004     15.59        17.44          0.00
                                                          2005     17.44        17.72          0.00
                                                          2006     17.72        20.18         74.10
                                                          2007     20.18        19.00         74.17

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)........................................ 2004      9.99        12.76          0.00
                                                          2005     12.76        14.13          0.00
                                                          2006     14.13        19.01        388.07
                                                          2007     19.01        15.80        388.21

Cyclical Growth ETF Division (Class B)/(k)/.............. 2006     10.65        11.29          0.00
                                                          2007     11.29        11.66          0.00

Cyclical Growth and Income ETF Division (Class B)/(k)/... 2006     10.46        11.04          0.00
                                                          2007     11.04        11.37          0.00

Davis Venture Value Division (Class B)................... 2004     26.35        28.20          0.00
                                                          2005     28.20        30.33          0.00
                                                          2006     30.33        33.90          0.00
                                                          2007     33.90        34.58          0.00

FI Large Cap Division (Class B)/(k)/..................... 2006     15.74        15.83          0.00
                                                          2007     15.83        16.05          0.00

FI Mid Cap Opportunities Division (Class B).............. 2004     13.78        15.43          0.00
                                                          2005     15.43        16.09          0.00
                                                          2006     16.09        17.55          0.00
                                                          2007     17.55        18.55          0.00

FI Value Leaders Division (Class B)...................... 2004     20.95        23.50          0.00
                                                          2005     23.50        25.38          0.00
                                                          2006     25.38        27.71          0.00
                                                          2007     27.71        28.15          0.00

Franklin Templeton Small Cap Growth Division (Class B)... 2004      8.58         9.45          0.00
                                                          2005      9.45         9.65          0.00
                                                          2006      9.65        10.35          0.00
                                                          2007     10.35        10.55          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 27.43      $ 29.59          0.00
                                                             2005     29.59        31.75          0.00
                                                             2006     31.75        34.82         86.12
                                                             2007     34.82        31.63         86.20

Harris Oakmark International Division (Class B)............. 2004     11.77        13.59          0.00
                                                             2005     13.59        15.18          0.00
                                                             2006     15.18        19.12          0.00
                                                             2007     19.12        18.49          0.00

Janus Forty Division (Class B)/(n)/......................... 2007    117.79       143.67         17.49

Jennison Growth Division (Class B)/(g)/..................... 2005      3.89         4.65          0.00
                                                             2006      4.65         4.66          0.00
                                                             2007      4.66         5.08          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.08         4.23          0.00
                                                             2005      4.23         3.85          0.00

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     10.58        12.01          0.00
                                                             2005     12.01        13.82          0.00
                                                             2006     13.82        15.70          0.00
                                                             2007     15.70        16.90          0.00

Lazard Mid Cap Division (Class B)........................... 2004     12.29        13.19          0.00
                                                             2005     13.19        13.94          0.00
                                                             2006     13.94        15.63          0.00
                                                             2007     15.63        14.87          0.00

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.42         6.94          0.00
                                                             2005      6.94         7.71          0.00
                                                             2006      7.71         7.41          0.00
                                                             2007      7.41         7.40          0.00

Legg Mason Value Equity (Class B)/(l)/...................... 2006      8.81         9.39          0.00
                                                             2007      9.39         8.64          0.00

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.36         8.12          0.00
                                                             2005      8.12         8.49          0.00
                                                             2006      8.49         8.85          0.00

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     11.84        12.12      1,283.14
                                                             2005     12.12        12.07      1,330.12
                                                             2006     12.07        12.25      2,296.73
                                                             2007     12.25        12.78        475.08

Loomis Sayles Small Cap Division (Class B).................. 2004     21.50        24.23          0.00
                                                             2005     24.23        25.27          0.00
                                                             2006     25.27        28.77          0.00
                                                             2007     28.77        31.39         77.22

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $14.90       $15.78          0.00
                                                         2005     15.78        15.66          0.00
                                                         2006     15.66        16.72          0.00
                                                         2007     16.72        17.41          0.00

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.11        11.84          0.00
                                                         2005     11.84        12.54          0.00
                                                         2006     12.54        14.00          0.00
                                                         2007     14.00        15.20        158.66

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.28        12.56          0.00
                                                         2005     12.56        13.76        223.42
                                                         2006     13.76        14.77        317.65
                                                         2007     14.77        15.53         47.27

MetLife Stock Index Division (Class B).................. 2004     30.10        32.43        163.69
                                                         2005     32.43        33.10        955.25
                                                         2006     33.10        37.28      1,267.67
                                                         2007     37.28        38.26        173.58

MFS(R) Research International Division (Class B)........ 2004      9.48        10.82          0.00
                                                         2005     10.82        12.32          0.00
                                                         2006     12.32        15.25          0.00
                                                         2007     15.25        16.89          0.00

MFS(R) Total Return Division (Class B)/(i)/............. 2004     31.81        34.39          0.00
                                                         2005     34.39        34.59          0.00
                                                         2006     34.59        37.86          0.00
                                                         2007     37.86        38.54          0.00

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     11.58        12.42          0.00
                                                         2005     12.42        11.95          0.00
                                                         2006     11.95        13.77          0.00
                                                         2007     13.77        12.92          0.00

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.12        10.55          0.00
                                                         2005     10.55        11.65        721.69
                                                         2006     11.65        14.29        838.39
                                                         2007     14.29        15.44        249.80

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     17.71        20.54          0.00
                                                         2005     20.54        22.48          0.00
                                                         2006     22.48        24.45        184.65
                                                         2007     24.45        24.66        184.82

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.66         8.27          0.00
                                                         2006      8.27         8.71          0.00
                                                         2007      8.71         9.73          0.00

Oppenheimer Global Equity Division (Class B)............ 2004     11.99        13.76          0.00
                                                         2005     13.76        15.60          0.00
                                                         2006     15.60        17.75          0.00
                                                         2007     17.75        18.44          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.71       $10.76          0.00
                                                        2007     10.76        11.65          0.00

PIMCO Total Return Division (Class B).................. 2004     11.35        11.69          0.00
                                                        2005     11.69        11.69          0.00
                                                        2006     11.69        11.95          0.00
                                                        2007     11.95        12.57          0.00

RCM Technology Division (Class B)...................... 2004      4.05         4.19          0.00
                                                        2005      4.19         4.55          0.00
                                                        2006      4.55         4.69          0.00
                                                        2007      4.69         6.03          0.00

Russell 2000(R) Index Division (Class B)............... 2004     12.85        14.63          0.00
                                                        2005     14.63        14.92        138.96
                                                        2006     14.92        17.16        136.11
                                                        2007     17.16        16.49          0.00

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.65        11.48          0.00
                                                        2005     11.48        11.94          0.00
                                                        2006     11.94        13.17          0.00
                                                        2007     13.17        14.06          0.00

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.10         6.88          0.00
                                                        2005      6.88         7.71          0.00
                                                        2006      7.71         8.01          0.00
                                                        2007      8.01         9.21        265.21

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     11.64        12.34          0.00
                                                        2005     12.34        13.36          0.00
                                                        2006     13.36        13.54          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     17.20        18.14          0.00
                                                        2005     18.14        18.19          0.00
                                                        2006     18.19        18.64         80.44
                                                        2007     18.64        18.90         80.52

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     14.22        14.48          0.00
                                                        2005     14.48        14.35          0.00
                                                        2006     14.35        14.58          0.00
                                                        2007     14.58        14.83          0.00

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.08          0.00
                                                        2006     11.08        12.53          0.00
                                                        2007     12.53        12.65          0.00

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.24          0.00
                                                        2006     10.24        10.70          0.00
                                                        2007     10.70        11.04          0.00

MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/....................................... 2005      9.99        10.45     10,357.79
                                                        2006     10.45        11.18      9,265.11
                                                        2007     11.18        11.46      9,268.63

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Moderate Allocation Division (Class B)/(j)/..... 2005   $  9.99      $ 10.68          0.00
                                                         2006     10.68        11.68          0.00
                                                         2007     11.68        11.92          0.00

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.91          0.00
                                                         2006     10.91        12.18     23,530.70
                                                         2007     12.18        12.37     24,768.93

At 2.50 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     13.42        13.99          0.00
                                                         2007     13.99        14.09          0.00

American Funds Global Small Capitalization Division/(c)/ 2004     15.38        18.13          0.00
                                                         2005     18.13        22.17          0.00
                                                         2006     22.17        26.82        114.70
                                                         2007     26.82        31.76        190.14

American Funds Growth Division/(c)/..................... 2004     92.71       101.71          0.00
                                                         2005    101.71       115.27          0.00
                                                         2006    115.27       123.92         36.11
                                                         2007    123.92       135.77         53.87

American Funds Growth-Income Division/(c)/.............. 2004     72.15        77.66          0.00
                                                         2005     77.66        80.17          0.00
                                                         2006     80.17        90.08         66.47
                                                         2007     90.08        92.28         92.69

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.75 SEPARATE ACCOUNT CHARGE

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
American Funds Bond Division/(k)/....................... 2006   $ 14.17      $ 14.82        366.37
                                                         2007     14.82        15.03      7,044.56

American Funds Global Small Capitalization Division/(c)/ 2001     13.64        13.30          0.00
                                                         2002     13.30        10.56      6,440.52
                                                         2003     10.56        15.91     26,264.88
                                                         2004     15.91        18.87     32,210.40
                                                         2005     18.87        23.21     34,001.23
                                                         2006     23.21        28.26     37,575.75
                                                         2007     28.26        33.66     36,898.97

American Funds Growth Division/(c)/..................... 2001    116.04       104.94          0.00
                                                         2002    104.94        77.78      6,100.79
                                                         2003     77.78       104.42     15,014.89
                                                         2004    104.42       115.25     20,010.20
                                                         2005    115.25       131.40     21,095.03
                                                         2006    131.40       142.11     14,704.81
                                                         2007    142.11       156.63     14,216.90

American Funds Growth-Income Division/(c)/.............. 2001     81.41        78.06          0.00
                                                         2002     78.06        62.54      7,458.73
                                                         2003     62.54        81.26     22,882.90
                                                         2004     81.26        88.00     19,915.47
                                                         2005     88.00        91.38     18,399.97
                                                         2006     91.38       103.30     16,270.03
                                                         2007    103.30       106.46     15,894.19

BlackRock Aggressive Growth Division (Class B).......... 2004     31.73        35.10         22.87
                                                         2005     35.10        38.09         20.44
                                                         2006     38.09        39.85          0.00
                                                         2007     39.85        47.08          0.00

BlackRock Bond Income Division (Class B)................ 2004     40.27        41.62          0.00
                                                         2005     41.62        41.78          0.00
                                                         2006     41.78        42.76          0.00
                                                         2007     42.76        44.54          0.00

BlackRock Diversified Division (Class B)................ 2004     33.19        35.73        597.48
                                                         2005     35.73        36.10        533.89
                                                         2006     36.10        39.11          0.00
                                                         2007     39.11        40.59          0.00

BlackRock Large Cap Core Division* (Class B)/(m)/....... 2007     71.84        72.29          0.00

BlackRock Large Cap Division
  (formerly BlackRock Investment Trust) (Class B))...... 2004     55.31        60.89          0.00
                                                         2005     60.89        61.82          0.00
                                                         2006     61.82        69.16          0.00
                                                         2007     69.16        72.45          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Value Division (Class B)............. 2004    $10.61       $11.68          0.00
                                                          2005     11.68        12.12          0.00
                                                          2006     12.12        14.18          0.00
                                                          2007     14.18        14.37          0.00

BlackRock Legacy Large Cap Growth Division (Class B)/(i)/ 2004     22.43        24.52        594.47
                                                          2005     24.52        25.72          8.05
                                                          2006     25.72        54.54         26.26
                                                          2007     54.54        30.56      2,897.89

BlackRock Money Market Division (Class B)................ 2004     20.43        20.31          0.00
                                                          2005     20.31        20.48          0.00
                                                          2006     20.48        21.05          0.00
                                                          2007     21.05        21.68          0.00

BlackRock Strategic Value Division (Class B)............. 2004     15.89        17.84          0.00
                                                          2005     17.84        18.21          0.00
                                                          2006     18.21        20.84          0.00
                                                          2007     20.84        19.72          0.00

Clarion Global Real Estate Division
  (formerly Neuberger Berman Real Estate Division
  (Class B)/(i)/)........................................ 2004      9.99        12.80     12,631.57
                                                          2005     12.80        14.25     20,958.59
                                                          2006     14.25        19.27     32,445.59
                                                          2007     19.27        16.09     21,639.74

Cyclical Growth ETF Division (Class B)/(k)/.............. 2006     10.68        11.36          0.00
                                                          2007     11.36        11.79        641.07

Cyclical Growth and Income ETF Division (Class B)/(k)/... 2006     10.49        11.11          0.00
                                                          2007     11.11        11.50          0.00

Davis Venture Value Division (Class B)................... 2004     27.63        29.67          0.00
                                                          2005     29.67        32.07         30.21
                                                          2006     32.07        44.60         36.03
                                                          2007     44.60        36.94          0.00

FI Large Cap Division (Class B)/(k)/..................... 2006     16.52        16.67          0.00
                                                          2007     16.67        16.99          0.00

FI Mid Cap Opportunities Division (Class B).............. 2004     14.29        16.05          0.00
                                                          2005     16.05        16.82          0.00
                                                          2006     16.82        18.44          0.00
                                                          2007     18.44        19.59          0.00

FI Value Leaders Division (Class B)...................... 2004     22.14        24.91          0.00
                                                          2005     24.91        27.04          0.00
                                                          2006     27.04        29.67          0.00
                                                          2007     29.67        30.30          0.00

Franklin Templeton Small Cap Growth Division (Class B)... 2004      8.71         9.63          0.00
                                                          2005      9.63         9.87          0.00
                                                          2006      9.87        10.65          0.00
                                                          2007     10.65        10.91          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                    ---- ------------ ------------ ------------
Harris Oakmark Focused Value Division (Class B)............. 2004   $ 28.98      $ 31.37          0.00
                                                             2005     31.37        33.82         28.78
                                                             2006     33.82        43.02         37.28
                                                             2007     43.02        34.04          0.00

Harris Oakmark International Division (Class B)............. 2004     11.92        13.81          0.00
                                                             2005     13.81        15.50          0.00
                                                             2006     15.50        19.63          0.00
                                                             2007     19.63        19.07          0.00

Janus Forty Division (Class B)/(n)/......................... 2007    133.55       163.45        326.64

Jennison Growth Division (Class B)/(g)/..................... 2005      3.99         4.79          0.00
                                                             2006      4.79         4.82          0.00
                                                             2007      4.82         5.28          0.00

Jennison Growth Division
  (formerly Met/Putnam Voyager Division) (Class B)/(g)/).... 2004      4.16         4.33          0.00
                                                             2005      4.33         3.95          0.00

Julius Baer International Stock Division
  (formerly FI International Stock Division (Class B))...... 2004     11.29        12.87          0.00
                                                             2005     12.87        14.87          0.00
                                                             2006     14.87        16.98          0.00
                                                             2007     16.98        18.37          0.00

Lazard Mid Cap Division (Class B)........................... 2004     12.45        13.41          0.00
                                                             2005     13.41        14.24          0.00
                                                             2006     14.24        16.05         40.31
                                                             2007     16.05        15.34          0.00

Legg Mason Partners Aggressive Growth
  (formerly Janus Aggressive Growth) (Class B))............. 2004      6.53         7.08          0.00
                                                             2005      7.08         7.90          0.00
                                                             2006      7.90         7.63          0.00
                                                             2007      7.63         7.66          0.00

Legg Mason Value Equity (Class B)/(l)/...................... 2006      9.12         9.76          0.00
                                                             2007      9.76         9.02          0.00

Legg Mason Value Equity
  (formerly MFS(R) Investors Trust Division) (Class B)/(l)/) 2004      7.55         8.35          0.00
                                                             2005      8.35         8.77          0.00
                                                             2006      8.77         9.16          0.00

Lehman Brothers(R) Aggregate Bond Index Division
  (Class B)................................................. 2004     12.17        12.50         58.64
                                                             2005     12.50        12.51        855.95
                                                             2006     12.51        12.76      1,339.25
                                                             2007     12.76        13.38        861.50

Loomis Sayles Small Cap Division (Class B).................. 2004     22.61        25.56          0.00
                                                             2005     25.56        26.79          0.00
                                                             2006     26.79        30.65          0.00
                                                             2007     30.65        33.61          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Division (Class B)........... 2004    $15.51       $16.48         92.03
                                                         2005     16.48        16.44        201.19
                                                         2006     16.44        17.63        183.25
                                                         2007     17.63        18.46          0.00

Met/AIM Small Cap Growth Division (Class B)............. 2004     11.26        12.03          0.00
                                                         2005     12.03        12.80          0.00
                                                         2006     12.80        14.37          0.00
                                                         2007     14.37        15.68          0.00

MetLife Mid Cap Stock Index Division (Class B).......... 2004     11.49        12.84          0.00
                                                         2005     12.84        14.14        176.38
                                                         2006     14.14        15.26        257.83
                                                         2007     15.26        16.12        182.82

MetLife Stock Index Division (Class B).................. 2004     32.28        34.90          0.00
                                                         2005     34.90        35.80        761.21
                                                         2006     35.80        40.52        886.76
                                                         2007     40.52        41.80        769.18

MFS(R) Research International Division (Class B)........ 2004      9.63        11.03          0.00
                                                         2005     11.03        12.63         78.00
                                                         2006     12.63        15.70        188.05
                                                         2007     15.70        17.48          0.00

MFS(R) Total Return Division (Class B)/(i)/............. 2004     34.63        37.57        720.93
                                                         2005     37.57        37.98      2,111.55
                                                         2006     37.98        41.77      3,022.66
                                                         2007     41.77        42.73      6,662.41

MFS(R) Value Division
  (formerly Harris Oakmark Large Cap Value Division)
  (Class B)............................................. 2004     11.90        12.81          0.00
                                                         2005     12.81        12.38          0.00
                                                         2006     12.38        14.34          0.00
                                                         2007     14.34        13.52          0.00

Morgan Stanley EAFE(R) Index Division (Class B)......... 2004      9.38        10.88        151.41
                                                         2005     10.88        12.08        784.62
                                                         2006     12.08        14.89        669.32
                                                         2007     14.89        16.17        531.12

Neuberger Berman Mid Cap Value Division (Class B)....... 2004     18.20        21.19          0.00
                                                         2005     21.19        23.30          0.00
                                                         2006     23.30        25.46          0.00
                                                         2007     25.46        25.82          0.00

Oppenheimer Capital Appreciation Division (Class B)/(j)/ 2005      7.83         8.48          0.00
                                                         2006      8.48         8.97      1,330.91
                                                         2007      8.97        10.07     13,084.61

Oppenheimer Global Equity Division (Class B)............ 2004     12.43        14.31          0.00
                                                         2005     14.31        16.31          0.00
                                                         2006     16.31        18.65          0.00
                                                         2007     18.65        19.47          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                               ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Division (Class B)/(k)/. 2006    $10.88       $10.96          0.00
                                                        2007     10.96        11.93        249.82

PIMCO Total Return Division (Class B).................. 2004     11.53        11.92          0.00
                                                        2005     11.92        11.98          0.00
                                                        2006     11.98        12.31          0.00
                                                        2007     12.31        13.01          0.00

RCM Technology Division (Class B)...................... 2004      4.12         4.28          0.00
                                                        2005      4.28         4.67     12,268.89
                                                        2006      4.67         4.83     12,506.14
                                                        2007      4.83         6.24     12,278.46

Russell 2000(R) Index Division (Class B)............... 2004     13.21        15.09          0.00
                                                        2005     15.09        15.47        159.60
                                                        2006     15.47        17.87        291.07
                                                        2007     17.87        17.26        168.48

T. Rowe Price Large Cap Growth Division (Class B)...... 2004     10.95        11.84          0.00
                                                        2005     11.84        12.37          0.00
                                                        2006     12.37        13.72          0.00
                                                        2007     13.72        14.72          0.00

T. Rowe Price Mid Cap Growth Division (Class B)........ 2004      6.20         7.02          0.00
                                                        2005      7.02         7.90          0.00
                                                        2006      7.90         8.24          0.00
                                                        2007      8.24         9.53          0.00

T. Rowe Price Small Cap Growth Division (Class B)...... 2004     12.07        12.84          0.00
                                                        2005     12.84        13.97          0.00
                                                        2006     13.97        14.22          0.00
                                                        2007     14.22        15.31          0.00

Western Asset Management Strategic Bond Opportunities
  Division (Class B)................................... 2004     18.04        19.08          0.00
                                                        2005     19.08        19.23        366.89
                                                        2006     19.23        19.81        397.25
                                                        2007     19.81        20.19        316.42

Western Asset Management U.S. Government Division
  (Class B)............................................ 2004     14.91        15.23        239.72
                                                        2005     15.23        15.18        933.66
                                                        2006     15.18        15.50        916.62
                                                        2007     15.50        15.84        398.04

MetLife Aggressive Allocation Division (Class B)/(j)/.. 2005      9.99        11.12          0.00
                                                        2006     11.12        12.64          0.00
                                                        2007     12.64        12.82          0.14

MetLife Conservative Allocation Division (Class B)/(j)/ 2005      9.99        10.27          0.00
                                                        2006     10.27        10.79      4,443.93
                                                        2007     10.79        11.19      7,507.03

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
FUND NAME                                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
---------                                                ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Division
  (Class B)/(j)/........................................ 2005   $  9.99      $ 10.49           0.00
                                                         2006     10.49        11.28      68,841.14
                                                         2007     11.28        11.61      11,197.95

MetLife Moderate Allocation Division (Class B)/(j)/..... 2005      9.99        10.72       2,546.27
                                                         2006     10.72        11.78      22,134.36
                                                         2007     11.78        12.08     127,479.50

MetLife Moderate to Aggressive Allocation Division
  (Class B)/(j)/........................................ 2005      9.99        10.94           0.00
                                                         2006     10.94        12.28      46,956.99
                                                         2007     12.28        12.53     113,725.91

At 2.00 Separate Account Charge
American Funds Bond Division/(k)/....................... 2006     14.04        14.68           0.00
                                                         2007     14.68        14.87           0.00

American Funds Global Small Capitalization Division/(c)/ 2004     15.82        18.75           0.00
                                                         2005     18.75        23.04          42.87
                                                         2006     23.04        28.01          58.25
                                                         2007     28.01        33.34           0.00

American Funds Growth Division/(c)/..................... 2004    102.41       112.92           0.00
                                                         2005    112.92       128.61          30.26
                                                         2006    128.61       138.96          46.32
                                                         2007    138.96       153.01           0.00

American Funds Growth-Income Division/(c)/.............. 2004     79.70        86.22           0.00
                                                         2005     86.22        89.45          32.66
                                                         2006     89.45       101.01          47.81
                                                         2007    101.01       103.99           0.00

--------
/(a) /The assets of State Street Research Income Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
/(b)/ The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002. Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
/(c)/ Inception date: August 3, 2001.
/(d)/ Inception date: May 1, 2002.
/(e)/ The assets of the Janus Growth Division were merged into the Janus
      Aggressive Growth Division on April 28, 2003. Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
/(f)/ Inception date: May 1, 2003.
/(g)/ The assets of the Met/Putnam Voyager Division were merged into this division prior to the opening of business on May 2, 2005. Accumulation unit values prior to May 2, 2005 are those of the Met/Putnam Voyager Division.
/(h)/ The division with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004, and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
/(i)/ Inception date: May 1, 2004.
/(j)/ Inception date: May 1, 2005.
/(k)/ Inception date: May 1, 2006.

/(l)/ The assets of MFS Investors Trust Division were merged into the Legg
      Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS Investors Trust Division.
/(m)/ The assets of BlackRock Large Cap Division (formerly BlackRock Investment
      Trust Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Division of the Met Investors Fund on April 30, 2007. Accumulation unit values prior to April 30, 2007 are those of the BlackRock Large Cap Division.
/(n) /Inception date: April 30, 2007.
* We are waiving a portion of the Separate Account charge for the investment division investing in the BlackRock Large Cap Core Portfolio. Please see the Table of Expenses for more information.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Separate Account E
and the Board of Directors of
Metropolitan Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of the Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Appendix A as of December 31, 2007, and the related statements of operations for each of the periods in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. We have also audited the statement of operations for each of the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended of the individual Investment Division listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                  APPENDIX A

MSF BlackRock Diversified Investment Division
MSF BlackRock Aggressive Growth Investment Division
MSF MetLife Stock Index Investment Division
MSF FI International Stock Investment Division
MSF FI Mid Cap Opportunities Investment Division
MSF T. Rowe Price Small Cap Growth Investment Division
MSF Oppenheimer Global Equity Investment Division
MSF Harris Oakmark Large Cap Value Investment Division
MSF Neuberger Berman Mid Cap Value Investment Division
MSF T. Rowe Price Large Cap Growth Investment Division
MSF Lehman Brothers Aggregate Bond Index Investment Division
MSF Morgan Stanley EAFE Index Investment Division
MSF Russell 2000 Index Investment Division
MSF Jennison Growth Investment Division
MSF BlackRock Strategic Value Investment Division
MSF MetLife Mid Cap Stock Index Investment Division
MSF Franklin Templeton Small Cap Growth Investment Division
MSF BlackRock Large Cap Value Investment Division
MSF BlackRock Bond Income Investment Division
MSF BlackRock Money Market Investment Division
MSF Davis Venture Value Investment Division
MSF Loomis Sayles Small Cap Investment Division
MSF Harris Oakmark Focused Value Investment Division
MSF Western Asset Management Strategic Bond Opportunities Investment Division MSF Western Asset Management U.S. Government Investment Division
MSF FI Value Leaders Investment Division
MSF MFS Total Return Investment Division
MSF BlackRock Legacy Large Cap Growth Investment Division
MSF MetLife Conservative Allocation Investment Division
MSF MetLife Conservative to Moderate Allocation Investment Division
MSF MetLife Moderate Allocation Investment Division
MSF MetLife Moderate to Aggressive Allocation Investment Division
MSF MetLife Aggressive Allocation Investment Division
MSF FI Large Cap Investment Division
Fidelity VIP Money Market Investment Division
Fidelity VIP Equity-Income Investment Division
Fidelity VIP Growth Investment Division
Fidelity VIP Overseas Investment Division
Fidelity VIP Investment Grade Bond Investment Division
Calvert Social Balanced Investment Division
Calvert Social Mid Cap Growth Investment Division
MIST Lord Abbett Bond Debenture Investment Division
MIST MFS Research International Investment Division
MIST T. Rowe Price Mid-Cap Growth Investment Division
MIST PIMCO Total Return Investment Division
MIST RCM Technology Investment Division
MIST Lazard Mid-Cap Investment Division
MIST Met/AIM Small Cap Growth Investment Division
MIST Harris Oakmark International Investment Division
MIST Oppenheimer Capital Appreciation Investment Division
MIST Legg Mason Partners Aggressive Growth Investment Division
MIST Third Avenue Small Cap Value Investment Division
MIST Neuberger Berman Real Estate Investment Division
MIST Legg Mason Value Equity Investment Division

MIST Cyclical Growth ETF Investment Division
MIST Cyclical Growth and Income ETF Investment Division
MIST PIMCO Inflation Protected Bond Investment Division
MIST Janus Forty Investment Division
MIST BlackRock Large Cap Core Investment Division
Variable B Investment Division
Variable C Investment Division
American Funds Growth Investment Division
American Funds Growth-Income Investment Division
American Funds Global Small Capitalization Investment Division
American Funds Bond Investment Division

                                  APPENDIX B

MSF BlackRock Large Cap Investment Division

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007

                               MSF BLACKROCK       MSF BLACKROCK        MSF METLIFE           MSF FI
                                DIVERSIFIED      AGGRESSIVE GROWTH      STOCK INDEX     INTERNATIONAL STOCK
                            INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                            ------------------- ------------------- ------------------- -------------------
ASSETS:
 Investments at fair value.  $   1,170,377,169  $      701,672,908   $   3,329,402,162   $     310,502,218
 Other receivables.........                 --                  --                  --                  --
 Due from Metropolitan Life
   Insurance Company.......                 --                  --                  --                  --
                             -----------------  ------------------   -----------------   -----------------
     Total Assets..........      1,170,377,169         701,672,908       3,329,402,162         310,502,218
                             -----------------  ------------------   -----------------   -----------------
LIABILITIES:
 Other payables............                 --                 287                  --                  --
 Due to Metropolitan Life
   Insurance Company.......                746               1,002                 892                 863
                             -----------------  ------------------   -----------------   -----------------
     Total Liabilities.....                746               1,289                 892                 863
                             -----------------  ------------------   -----------------   -----------------

NET ASSETS.................  $   1,170,376,423  $      701,671,619   $   3,329,401,270   $     310,501,355
                             =================  ==================   =================   =================
 Units outstanding.........         32,591,838          17,334,970          74,008,454          14,317,870
 Unit value (accumulation).    $13.83 - $51.10     $17.53 - $59.59     $13.38 - $52.14     $16.68 - $23.76

  The accompanying notes are an integral part of these financial statements.

  MSF FI MID CAP     MSF T. ROWE PRICE    MSF OPPENHEIMER   MSF HARRIS OAKMARK  MSF NEUBERGER BERMAN  MSF T. ROWE PRICE
   OPPORTUNITIES     SMALL CAP GROWTH      GLOBAL EQUITY      LARGE CAP VALUE      MID CAP VALUE      LARGE CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
 $    629,436,975    $    232,143,911    $    258,147,678    $    383,588,615     $    592,653,087    $    249,942,011
               --                 287                  --                  --                   --                  --

               --                  --                  --                  --                   --                  --
 ----------------    ----------------    ----------------    ----------------     ----------------    ----------------
      629,436,975         232,144,198         258,147,678         383,588,615          592,653,087         249,942,011
 ----------------    ----------------    ----------------    ----------------     ----------------    ----------------
               --                  --                  --                  --                   --                  --

            1,134               1,415                 675                 929                  980               1,048
 ----------------    ----------------    ----------------    ----------------     ----------------    ----------------
            1,134               1,415                 675                 929                  980               1,048
 ----------------    ----------------    ----------------    ----------------     ----------------    ----------------

 $    629,435,841    $    232,142,783    $    258,147,003    $    383,587,686     $    592,652,107    $    249,940,963
 ================    ================    ================    ================     ================    ================
       29,442,363          14,098,367          12,316,636          26,877,885           21,798,028          16,111,584
  $14.24 - $22.13     $14.43 - $17.54     $16.24 - $21.82     $11.83 - $15.16      $14.47 - $28.95     $13.96 - $16.51

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                    MSF LEHMAN BROTHERS  MSF MORGAN STANLEY      MSF RUSSELL        MSF JENNISON
                                    AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX            GROWTH
                                    INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                    -------------------- ------------------- ------------------- -------------------
ASSETS:
 Investments at fair value.........   $    936,493,258    $    498,966,209    $    297,397,480    $     39,852,461
 Other receivables.................                 --                  --                  --                  --
 Due from Metropolitan Life
   Insurance Company...............                 --                  --                  --                  --
                                      ----------------    ----------------    ----------------    ----------------
     Total Assets..................        936,493,258         498,966,209         297,397,480          39,852,461
                                      ----------------    ----------------    ----------------    ----------------
LIABILITIES:
 Other payables....................                 --                  --                  --                  --
 Due to Metropolitan Life Insurance
   Company.........................                945               1,042               1,077                 914
                                      ----------------    ----------------    ----------------    ----------------
     Total Liabilities.............                945               1,042               1,077                 914
                                      ----------------    ----------------    ----------------    ----------------

NET ASSETS.........................   $    936,492,313    $    498,965,167    $    297,396,403    $     39,851,547
                                      ================    ================    ================    ================
 Units outstanding.................         66,587,191          29,199,070          16,225,570           7,214,781
 Unit value (accumulation).........    $11.31 - $15.00     $15.38 - $21.38     $16.25 - $19.36      $5.07 - $13.79

  The accompanying notes are an integral part of these financial statements.

   MSF BLACKROCK        MSF METLIFE     MSF FRANKLIN TEMPLETON    MSF BLACKROCK       MSF BLACKROCK       MSF BLACKROCK
  STRATEGIC VALUE   MID CAP STOCK INDEX    SMALL CAP GROWTH      LARGE CAP VALUE       BOND INCOME        MONEY MARKET
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ---------------------- ------------------- ------------------- -------------------
 $    501,625,003    $    370,256,073      $     49,972,121     $    226,139,116    $    499,800,009    $     40,245,210
               --                  --                    --                   --                  --                  --

               --                  --                    --                   --                  --                  --
 ----------------    ----------------      ----------------     ----------------    ----------------    ----------------
      501,625,003         370,256,073            49,972,121          226,139,116         499,800,009          40,245,210
 ----------------    ----------------      ----------------     ----------------    ----------------    ----------------
               --                  --                    --                   --                  --                  --

            1,020               1,155                 1,292                1,076                 987                 633
 ----------------    ----------------      ----------------     ----------------    ----------------    ----------------
            1,020               1,155                 1,292                1,076                 987                 633
 ----------------    ----------------      ----------------     ----------------    ----------------    ----------------

 $    501,623,983    $    370,254,918      $     49,970,829     $    226,138,040    $    499,799,022    $     40,244,577
 ================    ================      ================     ================    ================    ================
       24,340,161          21,967,595             4,412,289           15,330,139          14,060,432           1,760,491
  $15.09 - $21.67     $14.45 - $18.38       $10.52 - $13.09      $13.85 - $15.43     $12.54 - $60.40     $19.19 - $25.08

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                                                                               MSF WESTERN
                                MSF DAVIS          MSF LOOMIS      MSF HARRIS OAKMARK        ASSET MANAGEMENT
                              VENTURE VALUE     SAYLES SMALL CAP      FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES
                           INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION     INVESTMENT DIVISION
                           ------------------- ------------------- ------------------- ----------------------------
ASSETS:
 Investments at fair value  $    568,535,200    $    140,311,820    $    343,238,795         $    298,533,645
 Other receivables........                --                  --                  --                       --
 Due from Metropolitan
   Life Insurance Company.                --                  --                  --                       --
                            ----------------    ----------------    ----------------         ----------------
     Total Assets.........       568,535,200         140,311,820         343,238,795              298,533,645
                            ----------------    ----------------    ----------------         ----------------
LIABILITIES:
 Other payables...........                --                  --                  --                       --
 Due to Metropolitan Life
   Insurance Company......               831               1,145                 976                    1,141
                            ----------------    ----------------    ----------------         ----------------
     Total Liabilities....               831               1,145                 976                    1,141
                            ----------------    ----------------    ----------------         ----------------

NET ASSETS................  $    568,534,369    $    140,310,675    $    343,237,819         $    298,532,504
                            ================    ================    ================         ================
 Units outstanding........        14,389,463           3,903,502           9,230,377               13,871,667
 Unit value (accumulation)   $13.80 - $43.56     $15.16 - $39.88     $12.31 - $40.90          $11.50 - $23.81


  The accompanying notes are an integral part of these financial statements.

    MSF WESTERN                                                                                                 MSF METLIFE
 ASSET MANAGEMENT         MSF FI              MSF MFS            MSF BLACKROCK            MSF METLIFE         CONSERVATIVE TO
  U.S. GOVERNMENT      VALUE LEADERS       TOTAL RETURN     LEGACY LARGE CAP GROWTH CONSERVATIVE ALLOCATION MODERATE ALLOCATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION   INVESTMENT DIVISION     INVESTMENT DIVISION   INVESTMENT DIVISION
------------------- ------------------- ------------------- ----------------------- ----------------------- -------------------
 $    218,630,709    $     99,284,573    $    137,607,149      $     52,009,946        $    117,555,076      $    480,508,252
               --                  --                  --                    --                      --                    --

               --                  --                  --                    --                      --                    --
 ----------------    ----------------    ----------------      ----------------        ----------------      ----------------
      218,630,709          99,284,573         137,607,149            52,009,946             117,555,076           480,508,252
 ----------------    ----------------    ----------------      ----------------        ----------------      ----------------

               --                  --                  --                    --                      --                    --
            1,134               1,190                 823                   786                     784                   815
 ----------------    ----------------    ----------------      ----------------        ----------------      ----------------
            1,134               1,190                 823                   786                     784                   815
 ----------------    ----------------    ----------------      ----------------        ----------------      ----------------

 $    218,629,575    $     99,283,383    $    137,606,326      $     52,009,160        $    117,554,292      $    480,507,437
 ================    ================    ================      ================        ================      ================
       12,931,474           3,074,825           4,423,374             2,051,563              10,371,872            40,868,924
  $10.92 - $18.68     $13.99 - $36.41     $12.67 - $55.35       $13.98 - $33.08         $11.03 - $11.58       $11.45 - $12.01

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                                             MSF METLIFE
                                        MSF METLIFE          MODERATE TO           MSF METLIFE            MSF FI
                                    MODERATE ALLOCATION AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION      LARGE CAP
                                    INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                    ------------------- --------------------- --------------------- -------------------
ASSETS:
 Investments at fair value.........  $  1,243,038,742     $  1,105,870,002      $     82,686,894     $      6,025,822
 Other receivables.................                --                   --                    --                   --
 Due from Metropolitan Life
   Insurance Company...............                --                   --                    --                   --
                                     ----------------     ----------------      ----------------     ----------------
     Total Assets..................     1,243,038,742        1,105,870,002            82,686,894            6,025,822
                                     ----------------     ----------------      ----------------     ----------------
LIABILITIES:
 Other payables....................                --                   --                    --                   --
 Due to Metropolitan Life Insurance
   Company.........................               653                  542                   741                8,710
                                     ----------------     ----------------      ----------------     ----------------
     Total Liabilities.............               653                  542                   741                8,710
                                     ----------------     ----------------      ----------------     ----------------

NET ASSETS.........................  $  1,243,038,089     $  1,105,869,460      $     82,686,153     $      6,017,112
                                     ================     ================      ================     ================
 Units outstanding.................       101,678,257           87,197,888             6,357,316              336,491
 Unit value (accumulation).........   $11.91 - $12.49      $12.36 - $12.97       $12.64 - $13.27      $16.43 - $19.14

  The accompanying notes are an integral part of these financial statements.


   FIDELITY VIP        FIDELITY VIP        FIDELITY VIP        FIDELITY VIP         FIDELITY VIP        CALVERT SOCIAL
   MONEY MARKET        EQUITY-INCOME          GROWTH             OVERSEAS       INVESTMENT GRADE BOND      BALANCED
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- --------------------- -------------------
 $     15,686,013    $    120,473,616    $    145,295,256    $     45,320,791     $     20,883,287     $     62,179,311
               --                  --                  --                  --                   --                   --

               --                  --                  --                  --                   --                   --
 ----------------    ----------------    ----------------    ----------------     ----------------     ----------------
       15,686,013         120,473,616         145,295,256          45,320,791           20,883,287           62,179,311
 ----------------    ----------------    ----------------    ----------------     ----------------     ----------------
               --                  --                  --                  --                   --                   --

               --                  --                  --                  --                   --                  300
 ----------------    ----------------    ----------------    ----------------     ----------------     ----------------
               --                  --                  --                  --                   --                  300
 ----------------    ----------------    ----------------    ----------------     ----------------     ----------------

 $     15,686,013    $    120,473,616    $    145,295,256    $     45,320,791     $     20,883,287     $     62,179,011
 ================    ================    ================    ================     ================     ================
          933,116           2,280,472           2,815,092           1,276,513              841,730            2,076,677
           $16.80              $52.83              $51.61              $35.50               $24.81      $23.59 - $30.84

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                      CALVERT SOCIAL     MIST LORD ABBETT    MIST MFS RESEARCH  MIST T. ROWE PRICE
                                      MID CAP GROWTH      BOND DEBENTURE       INTERNATIONAL      MID-CAP GROWTH
                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                    ------------------- ------------------- ------------------- -------------------
ASSETS:
 Investments at fair value.........  $     12,291,484    $    250,881,929    $    206,952,402    $    193,010,726
 Other receivables.................                --                  --                  --                  --
 Due from Metropolitan Life
   Insurance Company...............                --                  --                  --                  --
                                     ----------------    ----------------    ----------------    ----------------
     Total Assets..................        12,291,484         250,881,929         206,952,402         193,010,726
                                     ----------------    ----------------    ----------------    ----------------
LIABILITIES:
 Other payables....................                --                  --                  --                  --
 Due to Metropolitan Life Insurance
   Company.........................                --               1,271               1,185                 994
                                     ----------------    ----------------    ----------------    ----------------
     Total Liabilities.............                --               1,271               1,185                 994
                                     ----------------    ----------------    ----------------    ----------------

NET ASSETS.........................  $     12,291,484    $    250,880,658    $    206,951,217    $    193,009,732
                                     ================    ================    ================    ================
 Units outstanding.................           395,084          14,655,505          11,282,779          19,400,128
 Unit value (accumulation).........            $31.11     $12.30 - $21.37     $16.84 - $19.49      $9.18 - $16.14


  The accompanying notes are an integral part of these financial statements.

    MIST PIMCO           MIST RCM           MIST LAZARD        MIST MET/AIM     MIST HARRIS OAKMARK   MIST OPPENHEIMER
   TOTAL RETURN         TECHNOLOGY            MID-CAP        SMALL CAP GROWTH      INTERNATIONAL    CAPITAL APPRECIATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- --------------------
 $    488,860,344    $    109,743,509    $     71,204,445    $     33,580,238    $    364,952,239     $     29,079,638
               --                  --                  --                  --                  --                   --

               --                  --                  --                  --                  --                   --
 ----------------    ----------------    ----------------    ----------------    ----------------     ----------------
      488,860,344         109,743,509          71,204,445          33,580,238         364,952,239           29,079,638
 ----------------    ----------------    ----------------    ----------------    ----------------     ----------------
               --                  --                  --                  --                  --                   --

            1,166               1,227               1,188               1,305                 972                  779
 ----------------    ----------------    ----------------    ----------------    ----------------     ----------------
            1,166               1,227               1,188               1,305                 972                  779
 ----------------    ----------------    ----------------    ----------------    ----------------     ----------------

 $    488,859,178    $    109,742,282    $     71,203,257    $     33,578,933    $    364,951,267     $     29,078,859
 ================    ================    ================    ================    ================     ================
       36,359,366          15,828,573           4,506,764           2,078,620          18,591,597            2,700,894
  $11.59 - $14.18       $6.02 - $8.14     $12.66 - $16.48     $14.54 - $16.96     $16.12 - $20.62       $9.70 - $13.22


  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                            MIST LEGG MASON PARTNERS  MIST THIRD AVENUE  MIST NEUBERGER BERMAN   MIST LEGG MASON
                               AGGRESSIVE GROWTH       SMALL CAP VALUE        REAL ESTATE         VALUE EQUITY
                              INVESTMENT DIVISION    INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                            ------------------------ ------------------- --------------------- -------------------
ASSETS:
 Investments at fair value.     $     28,434,560      $      6,558,400     $    289,686,156     $     31,322,924
 Other receivables.........                   --                    --                   --                   --
 Due from Metropolitan Life
   Insurance Company.......                   --                    --                   --                   --
                                ----------------      ----------------     ----------------     ----------------
     Total Assets..........           28,434,560             6,558,400          289,686,156           31,322,924
                                ----------------      ----------------     ----------------     ----------------
LIABILITIES:
 Other payables............                   --                    --                   --                   --
 Due to Metropolitan Life
   Insurance Company.......                  933                   193                  806                1,090
                                ----------------      ----------------     ----------------     ----------------
     Total Liabilities.....                  933                   193                  806                1,090
                                ----------------      ----------------     ----------------     ----------------

NET ASSETS.................     $     28,433,627      $      6,558,207     $    289,685,350     $     31,321,834
                                ================      ================     ================     ================
 Units outstanding.........            3,543,970               372,086           17,742,339            3,317,525
 Unit value
   (accumulation)..........       $7.38 - $12.29       $17.25 - $18.31       $2.76 - $16.85        $8.61 - $9.88

  The accompanying notes are an integral part of these financial statements.

                       MIST CYCLICAL
   MIST CYCLICAL        GROWTH AND      MIST PIMCO INFLATION     MIST JANUS        MIST BLACKROCK
    GROWTH ETF          INCOME ETF         PROTECTED BOND           FORTY          LARGE CAP CORE        VARIABLE B
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- -------------------- ------------------- ------------------- -------------------
 $     12,580,322    $      5,202,942     $     41,964,115   $       50,513,019   $  1,097,475,395    $      28,073,493
               --                  --                   --                   --                 --                   --

               --                  --                   --                   --                 --                   --
 ----------------    ----------------     ----------------   ------------------   ----------------    -----------------
       12,580,322           5,202,942           41,964,115           50,513,019      1,097,475,395           28,073,493
 ----------------    ----------------     ----------------   ------------------   ----------------    -----------------
               --                  --                   --                   --                 --                   --

              712                 643                  798                  963              1,296                   --
 ----------------    ----------------     ----------------   ------------------   ----------------    -----------------
              712                 643                  798                  963              1,296                   --
 ----------------    ----------------     ----------------   ------------------   ----------------    -----------------

 $     12,579,610    $      5,202,299     $     41,963,317   $       50,512,056   $  1,097,474,099    $      28,073,493
 ================    ================     ================   ==================   ================    =================
        1,055,765             447,213            3,447,591              277,193         25,948,608              167,124

  $11.65 - $12.13     $11.37 - $11.84      $11.63 - $12.70    $141.84 - $304.58    $14.57 - $95.85     $48.23 - $178.48

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2007

                                                  AMERICAN FUNDS      AMERICAN FUNDS          AMERICAN FUNDS
                                VARIABLE C            GROWTH           GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
                            INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION     INVESTMENT DIVISION
                            ------------------- ------------------- ------------------- ---------------------------
ASSETS:
 Investments at fair value. $        2,233,560   $   1,339,639,395   $     901,351,134       $    728,760,108
 Other receivables.........                 --                  --                  --                     --
 Due from Metropolitan Life
   Insurance Company.......                 38                  --                  --                     --
                            ------------------   -----------------   -----------------       ----------------
     Total Assets..........          2,233,598       1,339,639,395         901,351,134            728,760,108
                            ------------------   -----------------   -----------------       ----------------
LIABILITIES:
 Other payables............                 --                  --                  --                     --
 Due to Metropolitan Life
   Insurance Company.......                 --                 907                 978                    940
                            ------------------   -----------------   -----------------       ----------------
     Total Liabilities.....                 --                 907                 978                    940
                            ------------------   -----------------   -----------------       ----------------

NET ASSETS................. $        2,233,598   $   1,339,638,488   $     901,350,156       $    728,759,168
                            ==================   =================   =================       ================
 Units outstanding.........             11,081           7,732,180           7,633,730             20,755,088
 Unit value (accumulation).  $178.48 - $221.14    $15.36 - $206.31    $13.47 - $140.21        $20.82 - $37.63

  The accompanying notes are an integral part of these financial statements.

                                AMERICAN FUNDS
                                     BOND
                              INVESTMENT DIVISION
                              -------------------
                               $    179,629,288
                                             --

                                             --
                               ----------------
                                    179,629,288
                               ----------------
                                             --

                                          1,429
                               ----------------
                                          1,429
                               ----------------

                               $    179,627,859
                               ================
                                     11,482,973
                                $14.02 - $17.18

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                     For the year ended December 31, 2007

                                               MSF BlackRock         MSF BlackRock       MSF BlackRock        MSF MetLife
                                                 Large Cap            Diversified      Aggressive Growth      Stock Index
                                          Investment Division (a) Investment Division Investment Division Investment Division
                                          ----------------------- ------------------- ------------------- -------------------
Investment Income:
   Dividends.............................    $     18,100,333      $     31,752,724    $             --    $     34,451,943
                                             ----------------      ----------------    ----------------    ----------------
Expenses:
   Mortality and expense risk
     charges.............................           4,865,347            15,687,367           8,385,967          43,639,935
                                             ----------------      ----------------    ----------------    ----------------
   Net investment income (loss)..........          13,234,986            16,065,357         (8,385,967)         (9,187,992)
                                             ----------------      ----------------    ----------------    ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........                  --                    --                  --          70,496,212
   Realized gains (losses) on sale of
     investments.........................        (11,836,638)             1,268,342        (12,628,626)          73,077,926
                                             ----------------      ----------------    ----------------    ----------------
       Net realized gains (losses).......        (11,836,638)             1,268,342        (12,628,626)         143,574,138
                                             ----------------      ----------------    ----------------    ----------------
   Change in unrealized gains (losses)
     on investments......................          56,710,883            38,016,540         138,463,003         (1,489,352)
                                             ----------------      ----------------    ----------------    ----------------
   Net realized and unrealized gains
     (losses) on investments.............          44,874,245            39,284,882         125,834,377         142,084,786
                                             ----------------      ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations...........    $     58,109,231      $     55,350,239    $    117,448,410    $    132,896,794
                                             ================      ================    ================    ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

      MSF FI               MSF FI          MSF T. Rowe Price    MSF Oppenheimer   MSF Harris Oakmark  MSF Neuberger Berman
International Stock Mid Cap Opportunities  Small Cap Growth      Global Equity      Large Cap Value      Mid Cap Value
Investment Division  Investment Division  Investment Division Investment Division Investment Division Investment Division
------------------- --------------------- ------------------- ------------------- ------------------- --------------------
 $      3,100,656     $        794,568     $             --    $      2,760,786    $      3,005,882     $      2,725,504
 ----------------     ----------------     ----------------    ----------------    ----------------     ----------------

        3,864,353            8,222,684            2,997,386           3,252,067           5,569,951            8,058,263
 ----------------     ----------------     ----------------    ----------------    ----------------     ----------------
        (763,697)          (7,428,116)          (2,997,386)           (491,281)         (2,564,069)          (5,332,759)
 ----------------     ----------------     ----------------    ----------------    ----------------     ----------------
       15,853,648                   --                   --           3,784,492          11,912,055           18,310,149

       16,401,266            4,502,884           16,625,280           8,602,793          16,753,724           20,998,314
 ----------------     ----------------     ----------------    ----------------    ----------------     ----------------
       32,254,914            4,502,884           16,625,280          12,387,285          28,665,779           39,308,463
 ----------------     ----------------     ----------------    ----------------    ----------------     ----------------

      (5,978,087)           49,089,439            6,111,024             820,107        (46,344,683)         (24,173,672)
 ----------------     ----------------     ----------------    ----------------    ----------------     ----------------

       26,276,827           53,592,323           22,736,304          13,207,392        (17,678,904)           15,134,791
 ----------------     ----------------     ----------------    ----------------    ----------------     ----------------

 $     25,513,130     $     46,164,207     $     19,738,918    $     12,716,111    $   (20,242,973)     $      9,802,032
 ================     ================     ================    ================    ================     ================

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007

                                           MSF T. Rowe Price  MSF Lehman Brothers  MSF Morgan Stanley          MSF
                                           Large Cap Growth   Aggregate Bond Index     EAFE Index      Russell 2000 Index
                                          Investment Division Investment Division  Investment Division Investment Division
                                          ------------------- -------------------- ------------------- -------------------
Investment Income:
   Dividends.............................  $        835,667     $     39,356,385    $      8,820,111    $      2,715,439
                                           ----------------     ----------------    ----------------    ----------------
Expenses:
   Mortality and expense risk
     charges.............................         3,097,287           11,993,686           6,212,320           4,161,861
                                           ----------------     ----------------    ----------------    ----------------
   Net investment income (loss)..........       (2,261,620)           27,362,699           2,607,791         (1,446,422)
                                           ----------------     ----------------    ----------------    ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........         2,100,304                   --           5,002,202          24,596,242
   Realized gains (losses) on sale of
     investments.........................         6,369,407            (404,477)          22,270,598          16,569,315
                                           ----------------     ----------------    ----------------    ----------------
       Net realized gains (losses).......         8,469,711            (404,477)          27,272,800          41,165,557
                                           ----------------     ----------------    ----------------    ----------------
   Change in unrealized gains (losses)
     on investments......................        11,263,963           20,257,126           9,221,141        (48,379,022)
                                           ----------------     ----------------    ----------------    ----------------
   Net realized and unrealized gains
     (losses) on investments.............        19,733,674           19,852,649          36,493,941         (7,213,465)
                                           ----------------     ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations...........  $     17,472,054     $     47,215,348    $     39,101,732    $    (8,659,887)
                                           ================     ================    ================    ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

   MSF Jennison        MSF BlackRock        MSF MetLife     MSF Franklin Templeton    MSF BlackRock       MSF BlackRock
      Growth          Strategic Value   Mid Cap Stock Index    Small Cap Growth      Large Cap Value       Bond Income
Investment Division Investment Division Investment Division  Investment Division   Investment Division Investment Division
------------------- ------------------- ------------------- ---------------------- ------------------- -------------------
 $        136,731    $      1,216,351    $      2,428,002      $             --     $      1,811,879    $     15,742,521
 ----------------    ----------------    ----------------      ----------------     ----------------    ----------------

          498,652           7,322,603           4,827,833               691,372            2,970,614           6,411,875
 ----------------    ----------------    ----------------      ----------------     ----------------    ----------------
        (361,921)         (6,106,252)         (2,399,831)             (691,372)          (1,158,735)           9,330,646
 ----------------    ----------------    ----------------      ----------------     ----------------    ----------------
        1,386,809          66,636,690          14,982,494             3,683,502            8,253,908                  --

        2,079,032           7,542,114          10,987,498             1,885,578            6,306,446             316,835
 ----------------    ----------------    ----------------      ----------------     ----------------    ----------------
        3,465,841          74,178,804          25,969,992             5,569,080           14,560,354             316,835
 ----------------    ----------------    ----------------      ----------------     ----------------    ----------------

          584,283        (93,057,997)         (3,036,301)           (3,224,364)         (10,520,877)          13,745,787
 ----------------    ----------------    ----------------      ----------------     ----------------    ----------------

        4,050,124        (18,879,193)          22,933,691             2,344,716            4,039,477          14,062,622
 ----------------    ----------------    ----------------      ----------------     ----------------    ----------------

 $      3,688,203    $   (24,985,445)    $     20,533,860      $      1,653,344     $      2,880,742    $     23,393,268
 ================    ================    ================      ================     ================    ================

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007


                                             MSF BlackRock         MSF Davis       MSF Loomis Sayles  MSF Harris Oakmark
                                             Money Market        Venture Value         Small Cap         Focused Value
                                          Investment Division Investment Division Investment Division Investment Division
                                          ------------------- ------------------- ------------------- -------------------
Investment Income:
   Dividends.............................  $      1,825,336    $      3,578,786    $         37,764    $      1,879,438
                                           ----------------    ----------------    ----------------    ----------------
Expenses:
   Mortality and expense risk
     charges.............................           584,615           7,236,837           1,624,776           5,205,006
                                           ----------------    ----------------    ----------------    ----------------
   Net investment income (loss)..........         1,240,721         (3,658,051)         (1,587,012)         (3,325,568)
                                           ----------------    ----------------    ----------------    ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........                --                  --          13,001,745          50,876,948
   Realized gains (losses) on sale of
     investments.........................                --          13,529,472           3,522,803          14,747,474
                                           ----------------    ----------------    ----------------    ----------------
       Net realized gains (losses).......                --          13,529,472          16,524,548          65,624,422
                                           ----------------    ----------------    ----------------    ----------------
   Change in unrealized gains (losses)
     on investments......................                --           5,503,204         (4,729,355)        (92,557,316)
                                           ----------------    ----------------    ----------------    ----------------
   Net realized and unrealized gains
     (losses) on investments.............                --          19,032,676          11,795,193        (26,932,894)
                                           ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations...........  $      1,240,721    $     15,374,625    $     10,208,181    $   (30,258,462)
                                           ================    ================    ================    ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

        MSF Western              MSF Western
      Asset Management        Asset Management         MSF FI              MSF MFS       MSF BlackRock Legacy
Strategic Bond Opportunities   U.S. Government      Value Leaders       Total Return       Large Cap Growth
    Investment Division      Investment Division Investment Division Investment Division Investment Division
---------------------------- ------------------- ------------------- ------------------- --------------------
      $      7,542,672        $      5,411,016    $        756,465    $      2,592,530     $          3,709
      ----------------        ----------------    ----------------    ----------------     ----------------

             3,900,689               2,861,231           1,380,351           1,586,654              403,657
      ----------------        ----------------    ----------------    ----------------     ----------------
             3,641,983               2,549,785           (623,886)           1,005,876            (399,948)
      ----------------        ----------------    ----------------    ----------------     ----------------
               276,794                      --           9,177,848           4,157,812                   --

               241,491                (52,907)           3,252,860           2,334,046            1,538,667
      ----------------        ----------------    ----------------    ----------------     ----------------
               518,285                (52,907)          12,430,708           6,491,858            1,538,667
      ----------------        ----------------    ----------------    ----------------     ----------------

             3,005,180               3,365,489         (9,357,778)         (4,331,514)            2,970,884
      ----------------        ----------------    ----------------    ----------------     ----------------

             3,523,465               3,312,582           3,072,930           2,160,344            4,509,551
      ----------------        ----------------    ----------------    ----------------     ----------------

      $      7,165,448        $      5,862,367    $      2,449,044    $      3,166,220     $      4,109,603
      ================        ================    ================    ================     ================

      MSF MetLife
Conservative Allocation
  Investment Division
-----------------------
   $             --
   ----------------

          1,061,879
   ----------------
        (1,061,879)
   ----------------
             38,656

            926,411
   ----------------
            965,067
   ----------------

          3,629,986
   ----------------

          4,595,053
   ----------------

   $      3,533,174
   ================

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007

                                              MSF MetLife                              MSF MetLife
                                            Conservative to       MSF MetLife          Moderate to           MSF MetLife
                                          Moderate Allocation Moderate Allocation Aggressive Allocation Aggressive Allocation
                                          Investment Division Investment Division  Investment Division   Investment Division
                                          ------------------- ------------------- --------------------- ---------------------
Investment Income:
   Dividends.............................  $             --    $        238,524     $        307,564      $         72,227
                                           ----------------    ----------------     ----------------      ----------------
Expenses:
   Mortality and expense risk charges....         4,659,633          11,551,683           10,105,357               882,493
                                           ----------------    ----------------     ----------------      ----------------
   Net investment income (loss)..........       (4,659,633)        (11,313,159)          (9,797,793)             (810,266)
                                           ----------------    ----------------     ----------------      ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........           515,980           1,062,887              785,735               108,842
   Realized gains (losses) on sale of
     investments.........................         1,086,304             786,347            1,316,666             1,479,706
                                           ----------------    ----------------     ----------------      ----------------
       Net realized gains (losses).......         1,602,284           1,849,234            2,102,401             1,588,548
                                           ----------------    ----------------     ----------------      ----------------
   Change in unrealized gains (losses)
     on investments......................        12,421,508          22,083,653            8,665,318             (689,990)
                                           ----------------    ----------------     ----------------      ----------------
   Net realized and unrealized gains
     (losses) on investments.............        14,023,792          23,932,887           10,767,719               898,558
                                           ----------------    ----------------     ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from operations...........  $      9,364,159    $     12,619,728     $        969,926      $         88,292
                                           ================    ================     ================      ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.


      MSF FI           Fidelity VIP        Fidelity VIP        Fidelity VIP        Fidelity VIP         Fidelity VIP
     Large Cap         Money Market        Equity-Income          Growth             Overseas       Investment Grade Bond
Investment Division Investment Division Investment Division Investment Division Investment Division  Investment Division
------------------- ------------------- ------------------- ------------------- ------------------- ---------------------
 $            676    $        679,104    $      2,285,066    $      1,110,308    $      1,426,014     $        790,279
 ----------------    ----------------    ----------------    ----------------    ----------------     ----------------
           62,564             126,899           1,238,684           1,273,468             402,330              192,071
 ----------------    ----------------    ----------------    ----------------    ----------------     ----------------
         (61,888)             552,205           1,046,382           (163,160)           1,023,684              598,208
 ----------------    ----------------    ----------------    ----------------    ----------------     ----------------
          268,625                  --          10,077,050             118,809           2,713,296                   --

          126,571                  --           1,830,706         (1,569,428)           2,361,171            (195,328)
 ----------------    ----------------    ----------------    ----------------    ----------------     ----------------
          395,196                  --          11,907,756         (1,450,619)           5,074,467            (195,328)
 ----------------    ----------------    ----------------    ----------------    ----------------     ----------------

        (283,973)                  --        (11,883,023)          32,118,226              39,878              269,086
 ----------------    ----------------    ----------------    ----------------    ----------------     ----------------

          111,223                  --              24,733          30,667,607           5,114,345               73,758
 ----------------    ----------------    ----------------    ----------------    ----------------     ----------------

 $         49,335    $        552,205    $      1,071,115    $     30,504,447    $      6,138,029     $        671,966
 ================    ================    ================    ================    ================     ================

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007

                                            Calvert Social      Calvert Social     MIST Lord Abbett          MIST MFS
                                               Balanced         Mid Cap Growth      Bond Debenture    Research International
                                          Investment Division Investment Division Investment Division  Investment Division
                                          ------------------- ------------------- ------------------- ----------------------
Investment Income:
   Dividends.............................  $      1,527,149    $             --    $     12,281,443      $      2,332,611
                                           ----------------    ----------------    ----------------      ----------------
Expenses:
   Mortality and expense risk
     charges.............................           738,690             118,491           3,133,049             2,344,514
                                           ----------------    ----------------    ----------------      ----------------
   Net investment income (loss)..........           788,459           (118,491)           9,148,394              (11,903)
                                           ----------------    ----------------    ----------------      ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........         3,494,830             248,095             290,396            24,613,037
   Realized gains (losses) on sale of
     investments.........................           136,925             254,493           2,900,548             7,256,564
                                           ----------------    ----------------    ----------------      ----------------
       Net realized gains (losses).......         3,631,755             502,588           3,190,944            31,869,601
                                           ----------------    ----------------    ----------------      ----------------
   Change in unrealized gains (losses)
     on investments......................       (3,428,909)             694,117           (686,059)          (13,386,442)
                                           ----------------    ----------------    ----------------      ----------------
   Net realized and unrealized gains
     (losses) on investments.............           202,846           1,196,705           2,504,885            18,483,159
                                           ----------------    ----------------    ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from operations...........  $        991,305    $      1,078,214    $     11,653,279      $     18,471,256
                                           ================    ================    ================      ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

MIST T. Rowe Price  MIST PIMCO Total       MIST RCM           MIST Lazard        MIST Met/AIM     MIST Harris Oakmark
  Mid-Cap Growth    Return Investment     Technology            Mid-Cap        Small Cap Growth      International
Investment Division     Division      Investment Division Investment Division Investment Division Investment Division
------------------- ----------------- ------------------- ------------------- ------------------- -------------------
 $        143,177   $     15,080,807   $             --    $        324,882    $             --    $      3,256,955
 ----------------   ----------------   ----------------    ----------------    ----------------    ----------------

        1,931,502          5,935,855            837,550           1,046,538             412,459           5,229,030
 ----------------   ----------------   ----------------    ----------------    ----------------    ----------------
      (1,788,325)          9,144,952          (837,550)           (721,656)           (412,459)         (1,972,075)
 ----------------   ----------------   ----------------    ----------------    ----------------    ----------------
        5,837,614                 --          1,913,373           6,573,299             398,095          31,529,483

        6,340,526          1,288,205          3,414,488           (244,675)           1,295,674          19,529,705
 ----------------   ----------------   ----------------    ----------------    ----------------    ----------------
       12,178,140          1,288,205          5,327,861           6,328,624           1,693,769          51,059,188
 ----------------   ----------------   ----------------    ----------------    ----------------    ----------------

        8,019,597         17,341,489         11,395,210        (10,867,276)           1,033,409        (60,237,702)
 ----------------   ----------------   ----------------    ----------------    ----------------    ----------------

       20,197,737         18,629,694         16,723,071         (4,538,652)           2,727,178         (9,178,514)
 ----------------   ----------------   ----------------    ----------------    ----------------    ----------------

 $     18,409,412   $     27,774,646   $     15,885,521    $    (5,260,308)    $      2,314,719    $   (11,150,589)
 ================   ================   ================    ================    ================    ================

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Continued)
                     For the year ended December 31, 2007

                                   MIST Oppenheimer        MIST Legg Mason        MIST Third Avenue  MIST Neuberger Berman
                                 Capital Appreciation Partners Aggressive Growth   Small Cap Value        Real Estate
                                 Investment Division     Investment Division     Investment Division  Investment Division
                                 -------------------- -------------------------- ------------------- ---------------------
Investment Income:
   Dividends....................   $          1,344        $         37,734       $         55,900     $      3,634,267
                                   ----------------        ----------------       ----------------     ----------------
Expenses:
   Mortality and expense risk
     charges....................            247,906                 395,528                 71,555            4,970,056
                                   ----------------        ----------------       ----------------     ----------------
   Net investment income
     (loss).....................          (246,562)               (357,794)               (15,655)          (1,335,789)
                                   ----------------        ----------------       ----------------     ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain
     distributions..............            972,342               2,897,927                367,168           34,239,613
   Realized gains (losses) on
     sale of investments........            285,253                 823,261                 55,476           21,084,323
                                   ----------------        ----------------       ----------------     ----------------
       Net realized gains
         (losses)...............          1,257,595               3,721,188                422,644           55,323,936
                                   ----------------        ----------------       ----------------     ----------------
   Change in unrealized gains
     (losses) on investments....            765,329             (2,932,855)              (750,746)        (118,107,390)
                                   ----------------        ----------------       ----------------     ----------------
   Net realized and unrealized
     gains (losses) on
     investments................          2,022,924                 788,333              (328,102)         (62,783,454)
                                   ----------------        ----------------       ----------------     ----------------
   Net increase (decrease) in
     net assets resulting from
     operations.................   $      1,776,362        $        430,539       $      (343,757)     $   (64,119,243)
                                   ================        ================       ================     ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

  MIST Legg Mason      MIST Cyclical        MIST Cyclical     MIST PIMCO Inflation
   Value Equity         Growth ETF      Growth and Income ETF    Protected Bond       MIST Janus Forty
Investment Division Investment Division  Investment Division  Investment Division  Investment Division (b)
------------------- ------------------- --------------------- -------------------- -----------------------
 $          1,185    $             --     $             17      $        403,747      $             --
 ----------------    ----------------     ----------------      ----------------      ----------------

          466,716              97,814               56,762               313,456               119,143
 ----------------    ----------------     ----------------      ----------------      ----------------

        (465,531)            (97,814)             (56,745)                90,291             (119,143)
 ----------------    ----------------     ----------------      ----------------      ----------------

           39,967                  --                  275                    --                    --

          546,507             459,096              205,128               104,897                52,778
 ----------------    ----------------     ----------------      ----------------      ----------------

          586,474             459,096              205,403               104,897                52,778
 ----------------    ----------------     ----------------      ----------------      ----------------

      (2,491,612)           (182,242)             (44,450)             2,068,740             2,096,211
 ----------------    ----------------     ----------------      ----------------      ----------------


      (1,905,138)             276,854              160,953             2,173,637             2,148,989
 ----------------    ----------------     ----------------      ----------------      ----------------


 $    (2,370,669)    $        179,040     $        104,208      $      2,263,928      $      2,029,846
 ================    ================     ================      ================      ================

    MIST BlackRock
    Large Cap Core
Investment Division (b)
-----------------------
    $           --
    --------------

         9,155,867
    --------------

       (9,155,867)
    --------------

                --

           859,655
    --------------

           859,655
    --------------

        11,649,148
    --------------


        12,508,803
    --------------


    $    3,352,936
    ==============

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (Concluded)
                     For the year ended December 31, 2007

                                                                                    American Funds      American Funds
                                              Variable B          Variable C            Growth           Growth-Income
                                          Investment Division Investment Division Investment Division Investment Division
                                          ------------------- ------------------- ------------------- -------------------
Investment Income:
   Dividends.............................  $        491,781    $         34,366    $     10,144,955    $     13,850,904
                                           ----------------    ----------------    ----------------    ----------------
Expenses:
   Mortality and expense risk charges....           289,763               8,097          18,508,872          13,069,537
                                           ----------------    ----------------    ----------------    ----------------
   Net investment income (loss)..........           202,018              26,269         (8,363,917)             781,367
                                           ----------------    ----------------    ----------------    ----------------
Net Realized and Unrealized
  Gains (Losses) on Investments:
   Realized gain distributions...........                --                  --          85,074,620          29,134,784
   Realized gains (losses) on sale of
     investments.........................         (596,216)             514,899          25,573,769          14,246,649
                                           ----------------    ----------------    ----------------    ----------------
       Net realized gains (losses).......         (596,216)             514,899         110,648,389          43,381,433
                                           ----------------    ----------------    ----------------    ----------------
   Change in unrealized gains (losses)
     on investments......................         2,121,375           (407,879)          19,967,396        (15,278,624)
                                           ----------------    ----------------    ----------------    ----------------
   Net realized and unrealized gains
     (losses) on investments.............         1,525,159             107,020         130,615,785          28,102,809
                                           ----------------    ----------------    ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations...........  $      1,727,177    $        133,289    $    122,251,868    $     28,884,176
                                           ================    ================    ================    ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                      American Funds          American Funds
                Global Small Capitalization        Bond
                    Investment Division     Investment Division
                --------------------------- -------------------
                     $     18,946,315        $     12,194,609
                     ----------------        ----------------
                            9,277,019               2,196,446
                     ----------------        ----------------
                            9,669,296               9,998,163
                     ----------------        ----------------
                           47,024,336                      --

                           28,207,777                 883,331
                     ----------------        ----------------
                           75,232,113                 883,331
                     ----------------        ----------------

                           11,944,938             (8,588,996)
                     ----------------        ----------------

                           87,177,051             (7,705,665)
                     ----------------        ----------------

                     $     96,846,347        $      2,292,498
                     ================        ================

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                For the years ended December 31, 2007 and 2006

                                    MSF BlackRock                        MSF BlackRock                   MSF BlackRock
                                      Large Cap                           Diversified                  Aggressive Growth
                                 Investment Division                  Investment Division             Investment Division
                           -------------------------------       -----------------------------    ---------------------------
                               2007 (a)             2006              2007              2006          2007          2006
                               --------             ----              ----              ----          ----          ----
Increase (Decrease) in
  Net Assets:
From Operations:
 Net investment income
   (loss)................. $     13,234,986    $      957,949    $   16,065,357    $   15,719,867 $ (8,385,967) $ (8,381,066)
 Net realized gains
   (losses)...............     (11,836,638)      (46,296,059)         1,268,342      (19,936,803)  (12,628,626)  (47,448,722)
 Change in unrealized
   gains (losses) on
   investments............       56,710,883       189,712,187        38,016,540       116,715,614   138,463,003    91,882,111
                           ----------------    --------------    --------------    -------------- ------------- -------------
   Net increase
     (decrease) in net
     assets resulting
     from operations......       58,109,231       144,374,077        55,350,239       112,498,678   117,448,410    36,052,323
                           ----------------    --------------    --------------    -------------- ------------- -------------
Contract Transactions:
 Purchase payments
   received from
   contract owners........       11,293,832        34,349,830        34,492,312        37,174,704    18,380,390    21,386,853
 Net transfers (including
   fixed account).........  (1,236,670,398)      (96,990,484)      (64,493,300)      (80,436,444)  (19,707,441)  (38,176,940)
 Contract charges.........              (8)                --         (197,218)                --      (63,737)            --
 Transfers for contract
   benefits and
   terminations...........     (46,430,197)     (135,704,502)     (138,486,147)     (149,550,543)  (71,882,619)  (75,566,378)
                           ----------------    --------------    --------------    -------------- ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from contract
   transactions...........  (1,271,806,771)     (198,345,156)     (168,684,353)     (192,812,283)  (73,273,407)  (92,356,465)
                           ----------------    --------------    --------------    -------------- ------------- -------------
 Net increase (decrease)
   in net assets..........  (1,213,697,540)      (53,971,079)     (113,334,114)      (80,313,605)    44,175,003  (56,304,142)
Net Assets:
 Beginning of period......    1,213,697,540     1,267,668,619     1,283,710,537     1,364,024,142   657,496,616   713,800,758
                           ----------------    --------------    --------------    -------------- ------------- -------------
 End of Period............ $             --    $1,213,697,540    $1,170,376,423    $1,283,710,537 $ 701,671,619 $ 657,496,616
                           ================    ==============    ==============    ============== ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

         MSF MetLife                    MSF FI                      MSF FI                 MSF T. Rowe Price
         Stock Index              International Stock        Mid Cap Opportunities         Small Cap Growth
     Investment Division          Investment Division         Investment Division         Investment Division
----------------------------- --------------------------- --------------------------- ---------------------------
     2007           2006          2007          2006          2007          2006          2007          2006
     ----           ----          ----          ----          ----          ----          ----          ----

$  (9,187,992) $   23,093,535 $   (763,697) $     441,433 $ (7,428,116) $ (8,105,337) $ (2,997,386) $ (3,109,098)

   143,574,138    148,655,770    32,254,914    14,122,229     4,502,884  (42,902,657)    16,625,280    13,540,948


   (1,489,352)    259,030,308   (5,978,087)    22,842,792    49,089,439   115,576,551     6,111,024   (4,631,796)
-------------- -------------- ------------- ------------- ------------- ------------- ------------- -------------



   132,896,794    430,779,613    25,513,130    37,406,454    46,164,207    64,568,557    19,738,918     5,800,054
-------------- -------------- ------------- ------------- ------------- ------------- ------------- -------------


   218,891,625    235,457,047    16,493,302    22,659,871    31,368,010    36,657,483    12,737,806    18,024,486

  (94,831,231)  (143,055,783)       975,048    12,694,940  (37,971,819)  (43,721,000)  (16,854,175)   (8,428,762)
   (1,407,086)             --     (110,022)            --      (98,524)            --      (62,090)            --


 (338,425,280)  (328,120,499)  (26,933,596)  (24,467,901)  (72,069,102)  (67,487,893)  (25,351,633)  (23,810,917)
-------------- -------------- ------------- ------------- ------------- ------------- ------------- -------------



 (215,771,972)  (235,719,235)   (9,575,268)    10,886,910  (78,771,435)  (74,551,410)  (29,530,092)  (14,215,193)
-------------- -------------- ------------- ------------- ------------- ------------- ------------- -------------

  (82,875,178)    195,060,378    15,937,862    48,293,364  (32,607,228)   (9,982,853)   (9,791,174)   (8,415,139)
 3,412,276,448  3,217,216,070   294,563,493   246,270,129   662,043,069   672,025,922   241,933,957   250,349,096
-------------- -------------- ------------- ------------- ------------- ------------- ------------- -------------
$3,329,401,270 $3,412,276,448 $ 310,501,355 $ 294,563,493 $ 629,435,841 $ 662,043,069 $ 232,142,783 $ 241,933,957
============== ============== ============= ============= ============= ============= ============= =============

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                      MSF Oppenheimer           MSF Harris Oakmark         MSF Neuberger Berman
                                       Global Equity              Large Cap Value              Mid Cap Value
                                    Investment Division         Investment Division         Investment Division
                                --------------------------- --------------------------- ---------------------------
                                    2007          2006          2007          2006          2007          2006
                                    ----          ----          ----          ----          ----          ----
Increase (Decrease) in
  Net Assets:
From Operations:
 Net investment income
   (loss)...................... $   (491,281) $   2,962,268 $ (2,564,069) $ (2,390,687) $ (5,332,759) $ (4,860,572)
 Net realized gains
   (losses)....................    12,387,285     9,138,064    28,665,779    15,683,928    39,308,463    74,199,726
 Change in unrealized gains
   (losses) on investments.....       820,107    20,077,478  (46,344,683)    48,930,039  (24,173,672)  (18,020,276)
                                ------------- ------------- ------------- ------------- ------------- -------------
   Net increase (decrease) in
     net assets resulting from
     operations................    12,716,111    32,177,810  (20,242,973)    62,223,280     9,802,032    51,318,878
                                ------------- ------------- ------------- ------------- ------------- -------------
Contract Transactions:
 Purchase payments received
   from contract owners........    17,320,537    20,931,240    27,554,369    33,399,231    53,972,583    68,483,136
 Net transfers (including
   fixed account)..............     (361,809)     7,801,220  (19,751,620)  (37,339,424)   (6,120,832)  (11,690,943)
 Contract charges..............      (98,152)            --     (237,026)            --     (406,236)            --
 Transfers for contract
   benefits and
   terminations................  (22,876,530)  (20,034,932)  (35,997,224)  (34,172,523)  (48,279,009)  (41,726,841)
                                ------------- ------------- ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions.......   (6,015,954)     8,697,528  (28,431,501)  (38,112,716)     (833,494)    15,065,352
                                ------------- ------------- ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets..................     6,700,157    40,875,338  (48,674,474)    24,110,564     8,968,538    66,384,230
Net Assets:
 Beginning of period...........   251,446,846   210,571,508   432,262,160   408,151,596   583,683,569   517,299,339
                                ------------- ------------- ------------- ------------- ------------- -------------
 End of Period................. $ 258,147,003 $ 251,446,846 $ 383,587,686 $ 432,262,160 $ 592,652,107 $ 583,683,569
                                ============= ============= ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

     MSF T. Rowe Price          MSF Lehman Brothers         MSF Morgan Stanley                  MSF
     Large Cap Growth          Aggregate Bond Index             EAFE Index              Russell 2000 Index
    Investment Division         Investment Division         Investment Division         Investment Division
--------------------------- --------------------------- --------------------------- ---------------------------
    2007          2006          2007          2006          2007          2006          2007          2006
    ----          ----          ----          ----          ----          ----          ----          ----

$ (2,261,620) $ (2,020,887) $  27,362,699 $  22,994,377 $   2,607,791 $   1,183,759 $ (1,446,422) $ (1,496,374)

    8,469,711     2,474,859     (404,477)     (311,746)    27,272,800    17,322,950    41,165,557    21,539,795

   11,263,963    22,117,285    20,257,126   (2,085,917)     9,221,141    60,074,408  (48,379,022)    23,274,100
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------


   17,472,054    22,571,257    47,215,348    20,596,714    39,101,732    78,581,117   (8,659,887)    43,317,521
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------

   22,701,745    18,831,497   116,092,922   128,375,546    55,950,828    54,577,278    29,589,065    31,554,712

   10,058,513     1,807,069   (3,505,979)   (1,225,278)    13,656,333     3,439,574  (16,516,508)     9,210,140
    (138,333)            --     (854,973)            --     (414,241)            --     (197,386)            --


 (20,815,134)  (17,198,220)  (71,998,691)  (66,489,361)  (33,634,789)  (26,836,889)  (26,251,384)  (24,080,336)
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------


   11,806,791     3,440,346    39,733,279    60,660,907    35,558,131    31,179,963  (13,376,213)    16,684,516
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------

   29,278,845    26,011,603    86,948,627    81,257,621    74,659,863   109,761,080  (22,036,100)    60,002,037
  220,662,118   194,650,515   849,543,686   768,286,065   424,305,304   314,544,224   319,432,503   259,430,466
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
$ 249,940,963 $ 220,662,118 $ 936,492,313 $ 849,543,686 $ 498,965,167 $ 424,305,304 $ 297,396,403 $ 319,432,503
============= ============= ============= ============= ============= ============= ============= =============


  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                             MSF                   MSF BlackRock                MSF MetLife
                                       Jennison Growth            Strategic Value           Mid Cap Stock Index
                                     Investment Division        Investment Division         Investment Division
                                  ------------------------- --------------------------- ---------------------------
                                      2007         2006         2007          2006          2007          2006
                                      ----         ----         ----          ----          ----          ----
Increase (Decrease) in
  Net Assets:
From Operations:
 Net investment income
   (loss)........................ $  (361,921) $  (485,715) $ (6,106,252) $ (5,782,860) $ (2,399,831) $   (626,130)
 Net realized gains (losses).....    3,465,841    1,481,580    74,178,804   122,910,852    25,969,992    30,608,412
 Change in unrealized gains
   (losses) on investments.......      584,283    (514,633)  (93,057,997)  (39,026,250)   (3,036,301)   (4,366,410)
                                  ------------ ------------ ------------- ------------- ------------- -------------
   Net increase (decrease) in
     net assets resulting from
     operations..................    3,688,203      481,232  (24,985,445)    78,101,742    20,533,860    25,615,872
                                  ------------ ------------ ------------- ------------- ------------- -------------
Contract Transactions:
 Purchase payments received
   from contract owners..........    2,393,131    4,337,987    31,811,011    41,047,211    36,022,381    40,357,816
 Net transfers (including fixed
   account)......................  (1,938,137)      776,865  (37,823,921)  (30,405,883)     5,298,018     9,219,029
 Contract charges................     (18,053)           --     (298,964)            --     (251,883)            --
 Transfers for contract benefits
   and terminations..............  (3,477,236)  (3,507,419)  (47,816,109)  (46,307,185)  (27,293,304)  (22,555,708)
                                  ------------ ------------ ------------- ------------- ------------- -------------
 Net increase (decrease) in net
   assets resulting from contract
   transactions..................  (3,040,295)    1,607,433  (54,127,983)  (35,665,857)    13,775,212    27,021,137
                                  ------------ ------------ ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets....................      647,908    2,088,665  (79,113,428)    42,435,885    34,309,072    52,637,009
Net Assets:
 Beginning of period.............   39,203,639   37,114,974   580,737,411   538,301,526   335,945,846   283,308,837
                                  ------------ ------------ ------------- ------------- ------------- -------------
 End of Period................... $ 39,851,547 $ 39,203,639 $ 501,623,983 $ 580,737,411 $ 370,254,918 $ 335,945,846
                                  ============ ============ ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

 MSF Franklin Templeton          MSF BlackRock               MSF BlackRock              MSF BlackRock
    Small Cap Growth            Large Cap Value               Bond Income               Money Market
   Investment Division        Investment Division         Investment Division        Investment Division
-------------------------  -------------------------- --------------------------- -------------------------
    2007          2006         2007          2006         2007          2006          2007         2006
    ----          ----         ----          ----         ----          ----          ----         ----

$  (691,372)  $  (628,279) $ (1,158,735) $  (486,415) $   9,330,646 $  21,793,557 $  1,240,721 $    865,076
   5,569,080     4,623,536    14,560,354    6,653,507       316,835       191,165           --           --

 (3,224,364)     (457,219)  (10,520,877)   12,455,703    13,745,787   (7,478,355)           --           --
------------  ------------ ------------- ------------ ------------- ------------- ------------ ------------


   1,653,344     3,538,038     2,880,742   18,622,795    23,393,268    14,506,367    1,240,721      865,076
------------  ------------ ------------- ------------ ------------- ------------- ------------ ------------

   4,698,335     5,108,203    37,894,427   28,951,101    30,024,041    41,515,410    7,979,964    7,004,164

 (1,335,069)     1,816,541    18,731,715   72,932,257     (480,978)   (9,024,442)    9,181,845    (242,654)
    (36,985)            --     (231,298)           --     (252,069)            --     (74,151)           --

 (4,643,900)   (3,885,607)  (12,584,935)  (7,216,039)  (49,521,709)  (50,331,163)  (7,953,205)  (4,198,190)
------------  ------------ ------------- ------------ ------------- ------------- ------------ ------------


 (1,317,619)     3,039,137    43,809,909   94,667,319  (20,230,715)  (17,840,195)    9,134,453    2,563,320
------------  ------------ ------------- ------------ ------------- ------------- ------------ ------------

     335,725     6,577,175    46,690,651  113,290,114     3,162,553   (3,333,828)   10,375,174    3,428,396
  49,635,104    43,057,929   179,447,389   66,157,275   496,636,469   499,970,297   29,869,403   26,441,007
------------  ------------ ------------- ------------ ------------- ------------- ------------ ------------
$ 49,970,829  $ 49,635,104 $ 226,138,040 $179,447,389 $ 499,799,022 $ 496,636,469 $ 40,244,577 $ 29,869,403
============  ============ ============= ============ ============= ============= ============ ============


  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                          MSF Davis              MSF Loomis Sayles         MSF Harris Oakmark
                                        Venture Value                Small Cap                Focused Value
                                     Investment Division        Investment Division        Investment Division
                                 --------------------------- ------------------------- ---------------------------
                                     2007          2006          2007         2006         2007          2006
                                     ----          ----          ----         ----         ----          ----
Increase (Decrease) in
  Net Assets:
From Operations:
 Net investment income
   (loss)....................... $ (3,658,051) $ (2,493,796) $(1,587,012) $(1,041,754) $ (3,325,568) $ (4,354,414)
 Net realized gains (losses)....    13,529,472     4,982,999   16,524,548   10,203,057    65,624,422    61,515,993
 Change in unrealized gains
   (losses) on investments......     5,503,204    50,274,049  (4,729,355)      226,128  (92,557,316)  (15,217,073)
                                 ------------- ------------- ------------ ------------ ------------- -------------
   Net increase (decrease) in
     net assets resulting from
     operations.................    15,374,625    52,763,252   10,208,181    9,387,431  (30,258,462)    41,944,506
                                 ------------- ------------- ------------ ------------ ------------- -------------
Contract Transactions:
 Purchase payments received
   from contract owners.........    65,094,903    71,850,716   14,598,757   13,913,544    24,230,605    36,045,476
 Net transfers (including fixed
   account).....................    27,571,230    73,715,427   22,095,701   29,415,556  (34,302,290)  (40,301,143)
 Contract charges...............     (499,823)            --    (108,462)           --     (234,647)            --
 Transfers for contract benefits
   and terminations.............  (38,127,120)  (27,045,387)  (7,592,169)  (5,248,520)  (34,850,717)  (32,707,930)
                                 ------------- ------------- ------------ ------------ ------------- -------------
 Net increase (decrease) in
   net assets resulting
   from contract transactions...    54,039,190   118,520,756   28,993,827   38,080,580  (45,157,049)  (36,963,597)
                                 ------------- ------------- ------------ ------------ ------------- -------------
 Net increase (decrease) in
   net assets...................    69,413,815   171,284,008   39,202,008   47,468,011  (75,415,511)     4,980,909
Net Assets:
 Beginning of period............   499,120,554   327,836,546  101,108,667   53,640,656   418,653,330   413,672,421
                                 ------------- ------------- ------------ ------------ ------------- -------------
 End of Period.................. $ 568,534,369 $ 499,120,554 $140,310,675 $101,108,667 $ 343,237,819 $ 418,653,330
                                 ============= ============= ============ ============ ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

MSF Western Asset Management MSF Western Asset Management          MSF FI                     MSF MFS
Strategic Bond Opportunities       U.S. Government              Value Leaders              Total Return
    Investment Division          Investment Division         Investment Division        Investment Division
---------------------------  ---------------------------  ------------------------- ---------------------------
    2007           2006          2007           2006          2007         2006         2007          2006
    ----           ----          ----           ----          ----         ----         ----          ----

$   3,641,983  $   9,046,062 $   2,549,785  $   3,316,027 $  (623,886) $  (434,182) $   1,005,876 $   2,292,942
      518,285      2,825,317      (52,907)      (474,718)   12,430,708    4,474,356     6,491,858     3,164,891

    3,005,180    (2,640,796)     3,365,489      2,133,509  (9,357,778)    3,640,058   (4,331,514)     5,611,141
-------------  ------------- -------------  ------------- ------------ ------------ ------------- -------------


    7,165,448      9,230,583     5,862,367      4,974,818    2,449,044    7,680,232     3,166,220    11,068,974
-------------  ------------- -------------  ------------- ------------ ------------ ------------- -------------

   28,710,601     40,502,979    21,400,555     29,306,103   11,256,138   20,348,324    14,117,632    12,171,477

    3,019,494     22,698,121     6,575,430      6,971,272  (8,558,454)   22,262,237    16,438,537     6,736,469
    (270,312)             --     (199,786)             --    (101,501)           --      (66,006)            --

 (21,904,854)   (19,579,996)  (17,299,476)   (15,291,501)  (5,783,360)  (4,911,671)  (14,010,581)  (11,006,826)
-------------  ------------- -------------  ------------- ------------ ------------ ------------- -------------


    9,554,929     43,621,104    10,476,723     20,985,874  (3,187,177)   37,698,890    16,479,582     7,901,120
-------------  ------------- -------------  ------------- ------------ ------------ ------------- -------------

   16,720,377     52,851,687    16,339,090     25,960,692    (738,133)   45,379,122    19,645,802    18,970,094
  281,812,127    228,960,440   202,290,485    176,329,793  100,021,516   54,642,394   117,960,524    98,990,430
-------------  ------------- -------------  ------------- ------------ ------------ ------------- -------------
$ 298,532,504  $ 281,812,127 $ 218,629,575  $ 202,290,485 $ 99,283,383 $100,021,516 $ 137,606,326 $ 117,960,524
=============  ============= =============  ============= ============ ============ ============= =============

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                         MSF BlackRock              MSF MetLife               MSF MetLife
                                    Legacy Large Cap Growth   Conservative Allocation  Conservative to Moderate Allocation
                                      Investment Division       Investment Division       Investment Division
                                   ------------------------- ------------------------- -----------------------------------
                                       2007         2006         2007         2006         2007               2006
                                       ----         ----         ----         ----            ----              ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)..... $  (399,948) $  (244,891) $(1,061,879) $    367,385 $ (4,659,633)      $  1,005,647
 Net realized gains (losses)......    1,538,667      556,239      965,067      209,761     1,602,284         1,932,665
 Change in unrealized gains
   (losses) on investments........    2,970,884      218,184    3,629,986    1,128,045    12,421,508         7,743,098
                                   ------------ ------------ ------------ ------------   -------------      ------------
   Net increase (decrease) in net
     assets resulting from
     operations...................    4,109,603      529,532    3,533,174    1,705,191     9,364,159        10,681,410
                                   ------------ ------------ ------------ ------------   -------------      ------------
Contract Transactions:
 Purchase payments received from
   contract owners................    6,406,504    4,770,396   28,995,189   15,354,139   149,527,563        88,250,619
 Net transfers (including fixed
   account).......................   21,296,807    4,944,278   49,841,700   14,671,406   130,511,391        71,458,396
 Contract charges.................     (36,246)           --    (114,345)           --     (477,730)                --
 Transfers for contract benefits
   and terminations...............  (1,891,131)  (1,211,536)  (6,478,951)  (2,653,577)  (20,763,150)       (5,675,045)
                                   ------------ ------------ ------------ ------------   -------------      ------------
 Net increase (decrease) in
   net assets resulting
   from contract transactions.....   25,775,934    8,503,138   72,243,593   27,371,968   258,798,074       154,033,970
                                   ------------ ------------ ------------ ------------   -------------      ------------
 Net increase (decrease) in
   net assets.....................   29,885,537    9,032,670   75,776,767   29,077,159   268,162,233       164,715,380
Net Assets:
 Beginning of period..............   22,123,623   13,090,953   41,777,525   12,700,366   212,345,204        47,629,824
                                   ------------ ------------ ------------ ------------   -------------      ------------
 End of Period.................... $ 52,009,160 $ 22,123,623 $117,554,292 $ 41,777,525 $ 480,507,437      $212,345,204
                                   ============ ============ ============ ============   =============      ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

        MSF MetLife                  MSF MetLife                      MSF MetLife               MSF FI
    Moderate Allocation      Moderate to Aggressive Allocation   Aggressive Allocation         Large Cap
    Investment Division          Investment Division              Investment Division     Investment Division
---------------------------- --------------------------------- ------------------------- ---------------------
     2007          2006           2007             2006            2007         2006        2007     2006 (b)
     ----          ----            ----             ----           ----         ----        ----     --------
$ (11,313,159) $     245,413 $  (9,797,793)    $  (667,405)    $  (810,266) $  (121,531) $ (61,888) $ (12,907)
     1,849,234     5,374,312      2,102,401       4,952,796       1,588,548    1,132,185    395,196      2,511

    22,083,653    23,338,620      8,665,318      21,988,468       (689,990)    2,759,207  (283,973)    186,531
-------------- -------------  --------------    ------------   ------------ ------------ ---------- ----------


    12,619,728    28,958,345        969,926      26,273,859          88,292    3,769,861     49,335    176,135
-------------- -------------  --------------    ------------   ------------ ------------ ---------- ----------

   461,716,037   222,975,475    476,251,298     196,850,414      27,945,493   16,486,401  1,983,618  1,051,270

   326,048,153   156,234,630    254,492,847     124,512,359      14,979,959   17,073,323  1,405,648  1,663,151
   (1,539,452)            --    (1,529,410)              --        (87,418)           --    (4,026)         --

  (40,016,196)  (11,452,055)   (25,732,472)     (6,361,669)     (3,432,067)  (1,486,409)  (247,620)   (60,399)
-------------- -------------  --------------    ------------   ------------ ------------ ---------- ----------


   746,208,542   367,758,050    703,482,263     315,001,104      39,405,967   32,073,315  3,137,620  2,654,022
-------------- -------------  --------------    ------------   ------------ ------------ ---------- ----------

   758,828,270   396,716,395    704,452,189     341,274,963      39,494,259   35,843,176  3,186,955  2,830,157
   484,209,819    87,493,424    401,417,271      60,142,308      43,191,894    7,348,718  2,830,157         --
-------------- -------------  --------------    ------------   ------------ ------------ ---------- ----------
$1,243,038,089 $ 484,209,819 $1,105,869,460    $401,417,271    $ 82,686,153 $ 43,191,894 $6,017,112 $2,830,157
============== =============  ==============    ============   ============ ============ ========== ==========

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                        Fidelity VIP               Fidelity VIP                Fidelity VIP
                                        Money Market               Equity-Income                  Growth
                                     Investment Division        Investment Division         Investment Division
                                  ------------------------- --------------------------- ---------------------------
                                      2007         2006         2007          2006          2007          2006
                                      ----         ----         ----          ----          ----          ----
Increase (Decrease) in
  Net Assets:
From Operations:
 Net investment income
   (loss)........................ $    552,205 $    436,319 $   1,046,382 $   3,027,352 $   (163,160) $   (694,862)
 Net realized gains (losses).....           --           --    11,907,756    16,036,051   (1,450,619)   (4,239,529)
 Change in unrealized gains
   (losses) on investments.......           --           --  (11,883,023)     2,787,431    32,118,226    12,604,530
                                  ------------ ------------ ------------- ------------- ------------- -------------
   Net increase (decrease) in
     net assets resulting from
     operations..................      552,205      436,319     1,071,115    21,850,834    30,504,447     7,670,139
                                  ------------ ------------ ------------- ------------- ------------- -------------
Contract Transactions:
 Purchase payments received
   from contract owners..........    4,184,569    2,594,451     6,313,998     6,000,261     6,213,300     7,450,729
 Net transfers (including fixed
   account)......................    2,068,392    6,062,232   (3,383,132)   (1,909,987)   (3,516,281)   (7,700,700)
 Contract charges................           --           --       (2,473)            --       (3,264)            --
 Transfers for contract benefits
   and terminations..............  (2,299,314)  (4,113,763)  (15,733,391)  (17,906,700)  (15,773,382)  (20,909,643)
                                  ------------ ------------ ------------- ------------- ------------- -------------
 Net increase (decrease) in net
   assets resulting from contract
   transactions..................    3,953,647    4,542,920  (12,804,998)  (13,816,426)  (13,079,627)  (21,159,614)
                                  ------------ ------------ ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets....................    4,505,852    4,979,239  (11,733,883)     8,034,408    17,424,820  (13,489,475)
Net Assets:
 Beginning of period.............   11,180,161    6,200,922   132,207,499   124,173,091   127,870,436   141,359,911
                                  ------------ ------------ ------------- ------------- ------------- -------------
 End of Period................... $ 15,686,013 $ 11,180,161 $ 120,473,616 $ 132,207,499 $ 145,295,256 $ 127,870,436
                                  ============ ============ ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

      Fidelity VIP              Fidelity VIP             Calvert Social            Calvert Social
        Overseas            Investment Grade Bond           Balanced               Mid Cap Growth
   Investment Division       Investment Division       Investment Division       Investment Division
------------------------- ------------------------- ------------------------- -------------------------
    2007         2006         2007         2006         2007         2006         2007         2006
    ----         ----         ----         ----         ----         ----         ----         ----

$  1,023,684 $   (28,963) $    598,208 $    614,868 $    788,459 $    709,324 $  (118,491) $  (114,143)
   5,074,467    2,244,704    (195,328)    (134,311)    3,631,755    1,197,659      502,588    (273,525)

      39,878    3,579,948      269,086      144,400  (3,428,909)    2,520,036      694,117    1,125,302
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


   6,138,029    5,795,689      671,966      624,957      991,305    4,427,019    1,078,214      737,634
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

   2,816,386    2,599,211    2,169,532    1,923,063    5,149,832    5,317,660    1,129,029    1,176,651

   1,538,751    1,686,442    1,761,065    (899,521)  (1,959,599)  (1,818,498)    (172,737)    (988,498)
       (895)           --        (901)           --      (4,869)           --        (956)           --

 (4,893,133)  (4,405,967)  (3,161,109)  (3,009,570)  (5,063,221)  (5,171,946)  (1,701,983)  (1,530,925)
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


   (538,891)    (120,314)      768,587  (1,986,028)  (1,877,857)  (1,672,784)    (746,647)  (1,342,772)
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

   5,599,138    5,675,375    1,440,553  (1,361,071)    (886,552)    2,754,235      331,567    (605,138)
  39,721,653   34,046,278   19,442,734   20,803,805   63,065,563   60,311,328   11,959,917   12,565,055
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
$ 45,320,791 $ 39,721,653 $ 20,883,287 $ 19,442,734 $ 62,179,011 $ 63,065,563 $ 12,291,484 $ 11,959,917
============ ============ ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                      MIST Lord Abbett           MIST MFS Research          MIST T. Rowe Price
                                       Bond Debenture              International              Mid-Cap Growth
                                     Investment Division        Investment Division        Investment Division
                                 --------------------------- -------------------------- --------------------------
                                     2007          2006          2007          2006         2007          2006
                                     ----          ----          ----          ----         ----          ----
Increase (Decrease) in
  Net Assets:
From Operations:
 Net investment income
   (loss)....................... $   9,148,394 $   9,359,243 $    (11,903) $    219,039 $ (1,788,325) $(1,485,639)
 Net realized gains (losses)....     3,190,944     1,596,391    31,869,601   10,211,492    12,178,140   10,829,829
 Change in net unrealized
   gains (losses) on
   investments..................     (686,059)     3,032,569  (13,386,442)   10,374,621     8,019,597  (4,404,620)
                                 ------------- ------------- ------------- ------------ ------------- ------------
   Net increase (decrease) in
     net assets resulting from
     operations.................    11,653,279    13,988,203    18,471,256   20,805,152    18,409,412    4,939,570
                                 ------------- ------------- ------------- ------------ ------------- ------------
Contract Transactions:
 Purchase payments received
   from contract owners.........    25,910,027    27,764,289    21,537,076   19,054,573    16,682,150   18,147,597
 Net transfers (including fixed
   account).....................    23,575,253    24,544,402    31,543,550   59,687,861    50,271,696    9,434,550
 Contract charges...............     (194,314)            --     (153,465)           --     (115,826)           --
 Transfers for contract benefits
   and terminations.............  (20,893,544)  (15,285,877)  (11,678,263)  (6,588,223)  (11,087,494)  (8,334,967)
                                 ------------- ------------- ------------- ------------ ------------- ------------
 Net increase (decrease) in net
   assets resulting from
   capital transactions.........    28,397,422    37,022,814    41,248,898   72,154,211    55,750,526   19,247,180
                                 ------------- ------------- ------------- ------------ ------------- ------------
 Net increase (decrease) in net
   assets.......................    40,050,701    51,011,017    59,720,154   92,959,363    74,159,938   24,186,750
Net Assets:
 Beginning of period............   210,829,957   159,818,940   147,231,063   54,271,700   118,849,794   94,663,044
                                 ------------- ------------- ------------- ------------ ------------- ------------
 End of period.................. $ 250,880,658 $ 210,829,957 $ 206,951,217 $147,231,063 $ 193,009,732 $118,849,794
                                 ============= ============= ============= ============ ============= ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

        MIST PIMCO                  MIST RCM                 MIST Lazard               MIST Met/AIM
       Total Return                Technology                  Mid-Cap               Small Cap Growth
    Investment Division        Investment Division       Investment Division        Investment Division
--------------------------- ------------------------- -------------------------- -------------------------
    2007          2006          2007         2006         2007          2006         2007         2006
    ----          ----          ----         ----         ----          ----         ----         ----

$   9,144,952 $   5,909,798 $  (837,550) $  (676,756) $   (721,656) $  (423,294) $  (412,459) $  (302,685)
    1,288,205     1,435,526    5,327,861      649,346     6,328,624    5,676,560    1,693,769    3,596,554


   17,341,489     6,453,586   11,395,210    1,808,074  (10,867,276)      362,830    1,033,409    (698,241)
------------- ------------- ------------ ------------ ------------- ------------ ------------ ------------


   27,774,646    13,798,910   15,885,521    1,780,664   (5,260,308)    5,616,096    2,314,719    2,595,628
------------- ------------- ------------ ------------ ------------- ------------ ------------ ------------

   37,666,246    57,977,013    5,651,466    5,370,512    10,349,741    5,445,770    3,471,663    2,778,187

   23,826,828   (5,669,753)   42,844,704  (3,002,320)    16,611,588    5,045,463    3,891,707    2,746,564
    (358,856)            --     (49,813)           --      (67,121)           --     (28,460)           --

 (38,060,773)  (34,363,949)  (5,825,384)  (4,811,753)   (5,423,509)  (2,982,881)  (2,041,432)  (1,445,966)
------------- ------------- ------------ ------------ ------------- ------------ ------------ ------------


   23,073,445    17,943,311   42,620,973  (2,443,561)    21,470,699    7,508,352    5,293,478    4,078,785
------------- ------------- ------------ ------------ ------------- ------------ ------------ ------------

   50,848,091    31,742,221   58,506,494    (662,897)    16,210,391   13,124,448    7,608,197    6,674,413
  438,011,087   406,268,866   51,235,788   51,898,685    54,992,866   41,868,418   25,970,736   19,296,323
------------- ------------- ------------ ------------ ------------- ------------ ------------ ------------
$ 488,859,178 $ 438,011,087 $109,742,282 $ 51,235,788 $  71,203,257 $ 54,992,866 $ 33,578,933 $ 25,970,736
============= ============= ============ ============ ============= ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                         MIST Harris Oakmark         MIST Oppenheimer          MIST Legg Mason
                                            International          Capital Appreciation   Partners Aggressive Growth
                                         Investment Division       Investment Division       Investment Division
                                     --------------------------- ------------------------ -------------------------
                                         2007          2006          2007        2006         2007          2006
                                         ----          ----          ----        ----         ----          ----
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)....... $ (1,972,075) $   2,237,703 $  (246,562) $ (103,576) $  (357,794)  $  (419,475)
 Net realized gains (losses)........    51,059,188    23,701,431    1,257,595      95,674    3,721,188     3,682,794
 Change in net unrealized gains
   (losses) on investments..........  (60,237,702)    31,114,541      765,329     594,079  (2,932,855)   (4,438,090)
                                     ------------- ------------- ------------ ----------- ------------  ------------
   Net increase (decrease) in net
     assets resulting from
     operations.....................  (11,150,589)    57,053,675    1,776,362     586,177      430,539   (1,174,771)
                                     ------------- ------------- ------------ ----------- ------------  ------------
Contract Transactions:
 Purchase payments received from
   contract owners..................    53,021,208    49,228,663    4,328,193   4,382,611    2,546,882     5,915,164
 Net transfers (including fixed
   account).........................     7,757,092    90,520,634   11,491,711   4,241,724  (4,288,505)     1,547,267
 Contract charges...................     (366,595)            --     (21,343)          --     (20,581)            --
 Transfers for contract benefits and
   terminations.....................  (26,091,782)  (13,049,354)  (1,269,835)   (480,388)  (2,284,387)   (2,328,418)
                                     ------------- ------------- ------------ ----------- ------------  ------------
 Net increase (decrease) in net
   assets resulting from capital
   transactions.....................    34,319,923   126,699,943   14,528,726   8,143,947  (4,046,591)     5,134,013
                                     ------------- ------------- ------------ ----------- ------------  ------------
 Net increase (decrease) in
   net assets.......................    23,169,334   183,753,618   16,305,088   8,730,124  (3,616,052)     3,959,242
Net Assets:
 Beginning of period................   341,781,933   158,028,315   12,773,771   4,043,647   32,049,679    28,090,437
                                     ------------- ------------- ------------ ----------- ------------  ------------
 End of period...................... $ 364,951,267 $ 341,781,933 $ 29,078,859 $12,773,771 $ 28,433,627  $ 32,049,679
                                     ============= ============= ============ =========== ============  ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

   MIST Third Avenue       MIST Neuberger Berman          MIST Legg Mason           MIST Cyclical
    Small Cap Value             Real Estate                Value Equity              Growth ETF
  Investment Division       Investment Division         Investment Division      Investment Division
----------------------- ---------------------------- ------------------------- -----------------------
   2007        2006          2007          2006          2007       2006 (b)      2007      2006 (b)
   ----        ----          ----          ----          ----       --------      ----      --------
$  (15,655) $  (27,262) $  (1,335,789) $ (1,040,698) $  (465,531) $  (240,311) $  (97,814) $    18,222
    422,644     273,613     55,323,936    17,690,279      586,474      634,114     459,096      27,285

  (750,746)     141,550  (118,107,390)    61,645,842  (2,491,612)    1,925,110   (182,242)     179,453
----------- ----------- -------------- ------------- ------------ ------------ ----------- -----------


  (343,757)     387,901   (64,119,243)    78,295,423  (2,370,669)    2,318,913     179,040     224,960
----------- ----------- -------------- ------------- ------------ ------------ ----------- -----------

  2,139,108   1,918,829     49,142,054    53,283,902    2,901,470    2,948,364   1,764,431     370,064

    103,227     320,744   (51,930,785)   106,343,823  (1,181,490)   30,805,406   7,249,580   3,122,552
    (7,188)          --      (323,450)            --     (27,047)           --     (8,024)          --

  (178,231)    (58,859)   (25,326,696)  (15,668,554)  (2,610,329)  (1,462,784)   (298,018)    (24,975)
----------- ----------- -------------- ------------- ------------ ------------ ----------- -----------


  2,056,916   2,180,714   (28,438,877)   143,959,171    (917,396)   32,290,986   8,707,969   3,467,641
----------- ----------- -------------- ------------- ------------ ------------ ----------- -----------

  1,713,159   2,568,615   (92,558,120)   222,254,594  (3,288,065)   34,609,899   8,887,009   3,692,601
  4,845,048   2,276,433    382,243,470   159,988,876   34,609,899           --   3,692,601          --
----------- ----------- -------------- ------------- ------------ ------------ ----------- -----------
$ 6,558,207 $ 4,845,048 $  289,685,350 $ 382,243,470 $ 31,321,834 $ 34,609,899 $12,579,610 $ 3,692,601
=========== =========== ============== ============= ============ ============ =========== ===========

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                For the years ended December 31, 2007 and 2006

                                     MIST Cyclical             MIST PIMCO            MIST Janus        MIST BlackRock
                                 Growth and Income ETF  Inflation Protected Bond        Forty          Large Cap Core
                                  Investment Division     Investment Division    Investment Division Investment Division
                                ----------------------- ------------------------ ------------------- -------------------
                                   2007      2006 (b)       2007      2006 (b)        2007 (c)            2007 (c)
                                   ----      --------       ----      --------        --------            --------
Increase (Decrease) in
  Net Assets:
From Operations:
 Net investment income
   (loss)...................... $  (56,745) $    23,203 $     90,291 $  (69,864)     $ (119,143)       $  (9,155,867)
 Net realized gains (losses)...     205,403      11,632      104,897      25,327          52,778              859,655
 Change in net unrealized
   gains (losses) on
   investments.................    (44,450)     132,729    2,068,740     (8,122)       2,096,211           11,649,148
                                ----------- ----------- ------------ -----------     -----------       --------------
   Net increase (decrease) in
     net assets resulting from
     operations................     104,208     167,564    2,263,928    (52,659)       2,029,846            3,352,936
                                ----------- ----------- ------------ -----------     -----------       --------------
Contract Transactions:
 Purchase payments received
   from contract owners........     589,417     266,900    6,010,072   3,341,184       3,387,129           19,373,709
 Net transfers (including fixed
   account)....................   1,742,162   2,572,439   21,883,320  10,682,873      45,615,571        1,161,274,973
 Contract charges..............     (4,020)          --     (24,928)          --        (11,996)            (121,743)
 Transfers for contract
   benefits and
   terminations................   (212,118)    (24,253)  (1,853,211)   (287,262)       (508,494)         (86,405,776)
                                ----------- ----------- ------------ -----------     -----------       --------------
 Net increase (decrease) in net
   assets resulting from
   capital transactions........   2,115,441   2,815,086   26,015,253  13,736,795      48,482,210        1,094,121,163
                                ----------- ----------- ------------ -----------     -----------       --------------
 Net increase (decrease) in net
   assets......................   2,219,649   2,982,650   28,279,181  13,684,136      50,512,056        1,097,474,099
Net Assets:
 Beginning of period...........   2,982,650          --   13,684,136          --              --                   --
                                ----------- ----------- ------------ -----------     -----------       --------------
 End of period................. $ 5,202,299 $ 2,982,650 $ 41,963,317 $13,684,136     $50,512,056       $1,097,474,099
                                =========== =========== ============ ===========     ===========       ==============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                                                         American Funds               American Funds
       Variable B               Variable C                   Growth                    Growth-Income
   Investment Division      Investment Division        Investment Division          Investment Division
------------------------- ----------------------- ----------------------------- ---------------------------
    2007         2006        2007        2006          2007           2006          2007          2006
    ----         ----        ----        ----          ----           ----          ----          ----

$    202,018 $    126,356 $    26,269 $    21,262 $  (8,363,917) $  (5,920,728) $     781,367 $   1,549,908
   (596,216)  (1,299,720)     514,899    (91,377)    110,648,389     16,619,281    43,381,433    24,300,278


   2,121,375    5,225,213   (407,879)     384,603     19,967,396     73,139,372  (15,278,624)    67,505,598
------------ ------------ ----------- ----------- -------------- -------------- ------------- -------------


   1,727,177    4,051,849     133,289     314,488    122,251,868     83,837,925    28,884,176    93,355,784
------------ ------------ ----------- ----------- -------------- -------------- ------------- -------------

      18,364       35,830       7,542      12,045    134,836,516    166,051,231    85,617,553    93,483,336

   (605,844)            6          --          13     43,118,590    103,360,648    30,496,560    43,044,854
          --           --          --          --    (1,086,508)             --     (679,011)            --


 (5,141,649)  (6,443,188)   (162,239)   (602,437)   (90,455,120)   (65,280,668)  (68,668,111)  (52,831,786)
------------ ------------ ----------- ----------- -------------- -------------- ------------- -------------


 (5,729,129)  (6,407,352)   (154,697)   (590,379)     86,413,478    204,131,211    46,766,991    83,696,404
------------ ------------ ----------- ----------- -------------- -------------- ------------- -------------

 (4,001,952)  (2,355,503)    (21,408)   (275,891)    208,665,346    287,969,136    75,651,167   177,052,188
  32,075,445   34,430,948   2,255,006   2,530,897  1,130,973,142    843,004,006   825,698,989   648,646,801
------------ ------------ ----------- ----------- -------------- -------------- ------------- -------------
$ 28,073,493 $ 32,075,445 $ 2,233,598 $ 2,255,006 $1,339,638,488 $1,130,973,142 $ 901,350,156 $ 825,698,989
============ ============ =========== =========== ============== ============== ============= =============

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                For the years ended December 31, 2007 and 2006

                                                               American Funds             American Funds
                                                         Global Small Capitalization           Bond
                                                             Investment Division        Investment Division
                                                         --------------------------- -------------------------
                                                             2007          2006          2007          2006 (b)
                                                             ----          ----          ----          --------
Increase (Decrease) in Net Assets:
From Operations:
 Net investment income (loss)........................... $   9,669,296 $ (4,090,440) $  9,998,163    $   (47,011)
 Net realized gains (losses)............................    75,232,113    44,593,050      883,331           7,666
 Change in net unrealized gains (losses) on
   investments..........................................    11,944,938    38,349,644  (8,588,996)       1,130,100
                                                         ------------- ------------- ------------    ------------
   Net increase (decrease) in net assets resulting from
     operations.........................................    96,846,347    78,852,254    2,292,498       1,090,755
                                                         ------------- ------------- ------------    ------------
Contract Transactions:
 Purchase payments received from contract owners........    66,364,141    67,557,037   40,924,014      14,215,104
 Net transfers (including fixed account)................   109,813,093    78,241,529   89,559,631      41,926,664
 Contract charges.......................................     (532,280)            --    (129,859)              --
 Transfers for contract benefits and terminations.......  (44,986,297)  (27,644,609)  (9,239,302)     (1,011,646)
                                                         ------------- ------------- ------------    ------------
 Net increase (decrease) in net assets resulting from
   capital transactions.................................   130,658,657   118,153,957  121,114,484      55,130,122
                                                         ------------- ------------- ------------    ------------
 Net increase (decrease) in net assets..................   227,505,004   197,006,211  123,406,982      56,220,877
Net Assets:
 Beginning of period....................................   501,254,164   304,247,953   56,220,877              --
                                                         ------------- ------------- ------------    ------------
 End of period.......................................... $ 728,759,168 $ 501,254,164 $179,627,859    $ 56,220,877
                                                         ============= ============= ============    ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period April 30, 2007 to December 31, 2007.

  The accompanying notes are an integral part of these financial statements.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Department of Insurance.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

Metropolitan Series Fund, Inc. ("MSF")
Fidelity Variable Insurance Products Funds ("Fidelity VIP")
Calvert Variable Series, Inc. ("Calvert")
Met Investors Series Trust ("MIST")
American Funds Insurance Series ("American Funds")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the contract owner. The following Investment Divisions were available for investment as of December 31, 2007:

MSF BlackRock Diversified Investment Division*
MSF BlackRock Aggressive Growth Investment Division*
MSF MetLife Stock Index Investment Division*
MSF FI International Stock Investment Division*
MSF FI Mid Cap Opportunities Investment Division*
MSF T. Rowe Price Small Cap Growth Investment Division*
MSF Oppenheimer Global Equity Investment Division*
MSF Harris Oakmark Large Cap Value Investment Division*
MSF Neuberger Berman Mid Cap Value Investment Division*
MSF T. Rowe Price Large Cap Growth Investment Division*
MSF Lehman Brothers Aggregate Bond Index Investment Division*
MSF Morgan Stanley EAFE Index Investment Division*
MSF Russell 2000 Index Investment Division*
MSF Jennison Growth Investment Division*
MSF BlackRock Strategic Value Investment Division*
MSF MetLife Mid Cap Stock Index Investment Division*
MSF Franklin Templeton Small Cap Growth Investment Division*
MSF BlackRock Large Cap Value Investment Division*
MSF BlackRock Bond Income Investment Division*
MSF BlackRock Money Market Investment Division*
MSF Davis Venture Value Investment Division*
MSF Loomis Sayles Small Cap Investment Division*
MSF Harris Oakmark Focused Value Investment Division*
MSF Western Asset Management Strategic Bond Opportunities Investment Division* MSF Western Asset Management U.S. Government Investment Division*

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MSF FI Value Leaders Investment Division*
MSF MFS Total Return Investment Division*
MSF BlackRock Legacy Large Cap Growth Investment Division*
MSF MetLife Conservative Allocation Investment Division*
MSF MetLife Conservative to Moderate Allocation Investment Division* MSF MetLife Moderate Allocation Investment Division*
MSF MetLife Moderate to Aggressive Allocation Investment Division* MSF MetLife Aggressive Allocation Investment Division*
MSF FI Large Cap Investment Division*
Fidelity VIP Money Market Investment Division
Fidelity VIP Equity-Income Investment Division
Fidelity VIP Growth Investment Division
Fidelity VIP Overseas Investment Division
Fidelity VIP Investment Grade Bond Investment Division
Calvert Social Balanced Investment Division
Calvert Social Mid Cap Growth Investment Division
MIST Lord Abbett Bond Debenture Investment Division*
MIST MFS Research International Investment Division*
MIST T. Rowe Price Mid-Cap Growth Investment Division*
MIST PIMCO Total Return Investment Division*
MIST RCM Technology Investment Division*
MIST Lazard Mid-Cap Investment Division*
MIST Met/AIM Small Cap Growth Investment Division*
MIST Harris Oakmark International Investment Division*
MIST Oppenheimer Capital Appreciation Investment Division*
MIST Legg Mason Partners Aggressive Growth Investment Division*
MIST Third Avenue Small Cap Value Investment Division
MIST Neuberger Berman Real Estate Investment Division*
MIST Legg Mason Value Equity Investment Division*
MIST Cyclical Growth ETF Investment Division*
MIST Cyclical Growth and Income ETF Investment Division*
MIST PIMCO Inflation Protected Bond Investment Division*
MIST Janus Forty Investment Division*
MIST BlackRock Large Cap Core Investment Division*
Variable B Investment Division (a)
Variable C Investment Division (a)
Variable D Investment Division**
American Funds Growth Investment Division
American Funds Growth-Income Investment Division
American Funds Global Small Capitalization Investment Division American Funds Bond Investment Division

(a)Variable B Investment Division and Variable C Investment Division only invest in the BlackRock Large-Cap Core Portfolio.
* The Investment Division invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.
**This Investment Division had no net assets as of December 31, 2007.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

1. ORGANIZATION -- (Concluded)


The following Investment Division ceased operations during the year ended December 31, 2007:

MSF BlackRock Large Cap Investment Division

The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2007:

Name changes:

Old Name                               New Name
--------                               --------
RCM Global Technology Portfolio        RCM Technology Portfolio
Legg Mason Aggressive Growth Portfolio Legg Mason Partners Aggressive Growth Portfolio

Mergers:

Old Name                               New Name
--------                               --------
BlackRock Large Cap Portfolio          BlackRock Large-Cap Core Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

Valuation of Investments

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Investment Divisions within the Separate Account or the fixed account, which is an investment option in the Company's general account.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES--AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

   Mortality and Expense Risk--The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (Continued)

   greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative--The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

   Optional Death Benefit Rider--For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

   Earnings Preservation Benefit--For an additional charge, the Company will provide this additional death benefit.

   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

                  Mortality & Expense Risk      0.50% - 1.95%
                  -------------------------------------------
                  Administrative                0.20% - 0.75%
                  -------------------------------------------
                  Optional Death Benefit Rider  0.10% - 0.35%
                  -------------------------------------------
                  Earnings Preservation Benefit         0.25%

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge which ranges from $15 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For those contract owners who choose optional living benefit riders, these charges range from .50% to .95% of your account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

4. STATEMENT OF INVESTMENTS

                                                                        For the year ended
                                          As of December 31, 2007       December 31, 2007
                                          ------------------------ ----------------------------
                                                                      Cost of       Proceeds
                                            Shares     Cost ($)    Purchases ($) from Sales ($)
                                          ---------- ------------- ------------- --------------
 MSF BlackRock Large Cap Investment
   Division (a)..........................         --            --   21,777,046  1,280,348,931
 MSF BlackRock Diversified Investment
   Division.............................. 64,407,641 1,070,665,222   48,000,778    200,619,028
 MSF BlackRock Aggressive Growth
   Investment Division................... 24,350,414   540,477,646   23,194,717    104,853,088
 MSF MetLife Stock Index Investment
   Division.............................. 90,496,941 2,804,443,038  319,296,520    473,759,750
 MSF FI International Stock Investment
   Division.............................. 19,430,256   223,249,593   48,406,526     42,891,493
 MSF FI Mid Cap Opportunities Investment
   Division.............................. 29,852,697   614,164,696   21,734,659    107,933,250
 MSF T. Rowe Price Small Cap Growth
   Investment Division................... 13,502,511   164,281,345    9,741,411     42,267,645
 MSF Oppenheimer Global Equity
   Investment Division................... 14,766,994   202,058,550   30,676,468     33,398,693
 MSF Harris Oakmark Large Cap Value
   Investment Division................... 26,970,364   335,183,709   40,779,680     59,862,365
 MSF Neuberger Berman Mid Cap Value
   Investment Division................... 28,020,617   543,342,297   87,771,697     75,627,538
 MSF T. Rowe Price Large Cap Growth
   Investment Division................... 15,199,315   195,209,100   42,210,846     30,564,481
 MSF Lehman Brothers Aggregate Bond
   Index Investment Division............. 86,078,125   916,228,185  156,867,013     89,770,422
 MSF Morgan Stanley EAFE Index
   Investment Division................... 29,254,220   348,833,221   89,593,152     46,424,148
 MSF Russell 2000 Index Investment
   Division.............................. 21,101,195   274,911,774   58,088,178     48,313,696
 MSF Jennison Growth Investment
   Division..............................  2,932,489    34,184,456    8,362,703     10,377,413
 MSF BlackRock Strategic Value Investment
   Division.............................. 33,263,100   537,047,657   89,871,893     83,468,484
 MSF MetLife Mid Cap Stock Index
   Investment Division................... 24,727,623   323,592,559   65,783,609     39,424,821
 MSF Franklin Templeton Small Cap Growth
   Investment Division...................  4,723,010    48,762,855   12,758,346     11,082,637
 MSF BlackRock Large Cap Value
   Investment Division................... 16,687,069   217,721,609   83,395,786     32,489,814
 MSF BlackRock Bond Income Investment
   Division..............................  4,493,927   484,987,960   56,019,345     66,918,549
 MSF BlackRock Money Market Investment
   Division..............................    402,452    40,245,210   64,004,049     53,628,012
 MSF Davis Venture Value Investment
   Division.............................. 15,670,100   463,648,562   89,516,296     39,135,345

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

4. STATEMENT OF INVESTMENTS -- (Continued)

                                                                           For the year ended
                                             As of December 31, 2007       December 31, 2007
                                            ------------------------- ----------------------------
                                                                         Cost of       Proceeds
                                              Shares      Cost ($)    Purchases ($) from Sales ($)
                                            ----------- ------------- ------------- --------------
 MSF Loomis Sayles Small Cap Investment
   Division................................     571,725   135,798,434   55,224,108    14,814,635
 MSF Harris Oakmark Focused Value
   Investment Division.....................   1,580,221   366,450,813   75,509,851    73,114,585
 MSF Western Asset Management Strategic
   Bond Opportunities Investment Division..  23,547,970   294,536,613   54,332,244    40,857,743
 MSF Western Asset Management U.S.
   Government Investment Division..........  17,566,044   214,049,919   41,723,249    28,696,190
 MSF FI Value Leaders Investment
   Division................................     508,058    99,373,600   27,082,277    21,714,395
 MSF MFS Total Return Investment
   Division................................     895,101   130,803,825   50,307,700    28,664,065
 MSF BlackRock Legacy Large Cap Growth
   Investment Division.....................   1,975,714    47,709,551   35,201,013     9,824,489
 MSF MetLife Conservative Allocation
   Investment Division.....................  10,561,151   112,699,774   88,819,022    17,598,040
 MSF MetLife Conservative to Moderate
   Allocation Investment Division..........  41,642,306   459,707,632  268,293,082    13,638,907
 MSF MetLife Moderate Allocation
   Investment Division..................... 103,900,254 1,195,950,625  743,795,291     7,836,711
 MSF MetLife Moderate to Aggressive
   Allocation Investment Division..........  89,302,254 1,073,762,922  706,744,336    12,276,634
 MSF MetLife Aggressive Allocation
   Investment Division.....................   6,550,906    80,444,547   55,293,026    16,587,837
 MSF FI Large Cap Investment Division......     413,664     6,123,264    5,992,306     2,639,270
 Fidelity VIP Money Market Investment
   Division................................  15,686,013    15,686,013    9,304,943     4,799,091
 Fidelity VIP Equity-Income Investment
   Division................................   5,038,629   117,001,029   15,084,061    16,765,628
 Fidelity VIP Growth Investment Division...   3,220,196   128,514,346    4,026,219    17,150,199
 Fidelity VIP Overseas Investment Division.   1,789,921    31,207,412    8,908,894     5,710,804
 Fidelity VIP Investment Grade Bond
   Investment Division.....................   1,636,621    21,000,805    4,591,540     3,224,746
 Calvert Social Balanced Investment
   Division................................  32,418,827    62,810,232    7,549,493     5,143,940
 Calvert Social Mid Cap Growth Investment
   Division................................     402,472     9,586,305    1,403,799     2,020,841
 MIST Lord Abbett Bond Debenture
   Investment Division.....................  19,953,323   243,513,082   73,463,888    35,626,661
 MIST MFS Research International Investment
   Division................................  14,407,889   202,807,580  111,068,172    45,217,288
 MIST T. Rowe Price Mid-Cap Growth
   Investment Division.....................  19,838,392   172,352,775   81,464,705    21,664,068

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

4. STATEMENT OF INVESTMENTS -- (Concluded)

                                                                          For the year ended
                                            As of December 31, 2007       December 31, 2007
                                            ------------------------ ----------------------------
                                                                        Cost of       Proceeds
                                              Shares     Cost ($)    Purchases ($) from Sales ($)
                                            ---------- ------------- ------------- --------------
 MIST PIMCO Total Return Investment
   Division................................ 40,026,679   462,654,651    78,756,628   46,537,501
 MIST RCM Technology Investment
   Division................................ 16,216,463    92,631,161    62,326,696   18,628,823
 MIST Lazard Mid-Cap Investment
   Division................................  5,876,946    80,401,239    59,709,226   32,385,994
 MIST Met/AIM Small Cap Growth
   Investment Division.....................  2,279,315    31,502,576    13,627,896    8,347,568
 MIST Harris Oakmark International
   Investment Division..................... 21,328,392   375,200,876   148,147,675   84,269,629
 MIST Oppenheimer Capital Appreciation
   Investment Division.....................  2,945,111    27,619,240    18,035,450    2,780,314
 MIST Legg Mason Partners Aggressive
   Growth Investment Division..............  3,799,854    30,692,089     6,350,500    7,856,024
 MIST Third Avennue Small Cap Value
   Investment Division.....................    418,265     6,973,133     2,814,706      406,206
 MIST Neuberger Berman Real Estate
   Investment Division..................... 20,666,270   328,951,779   109,484,181  105,019,015
 MIST Legg Mason Value Equity Investment
   Division................................  2,987,211    31,889,426     5,513,911    6,855,781
 MIST Cyclical Growth ETF Investment
   Division................................  1,045,512    12,583,111    14,078,729    5,467,924
 MIST Cyclical Growth and Income ETF
   Investment Division.....................    443,425     5,114,663     3,969,728    1,910,160
 MIST PIMCO Inflation Protected Bond
   Investment Division.....................  3,835,806    39,903,497    36,196,146   10,090,054
 MIST Janus Forty Investment
   Division (b)............................    620,615    48,416,808    51,638,582    3,274,553
 MIST BlackRock Large Cap Core
   Investment Division (b)................. 98,573,118 1,085,826,247 1,217,571,371  132,604,779
 Variable B Investment Division............  2,520,062    27,778,088    33,443,626   38,970,737
 Variable C Investment Division............    200,499     2,209,609     2,324,304    2,452,771
 American Funds Growth Investment
   Division................................ 20,078,529 1,057,712,978   222,874,625   59,750,519
 American Funds Growth-Income Investment
   Division................................ 21,328,706   756,115,499   122,274,625   45,591,274
 American Funds Global Small Capitalization
   Investment Division..................... 27,041,191   604,143,491   249,291,052   61,938,045
 American Funds Bond Investment
   Division................................ 16,285,520   187,088,184   168,677,743   37,564,096

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. SCHEDULES OF UNITS
  For the years ended December 31, 2007 and 2006

                                       MSF BlackRock            MSF BlackRock           MSF BlackRock
                                         Large Cap               Diversified          Aggressive Growth
                                    Investment Division      Investment Division     Investment Division
                                  ------------------------ ----------------------- -----------------------
                                    2007 (a)      2006        2007        2006        2007        2006
                                    --------      ----        ----        ----        ----        ----
Units beginning of year..........   30,422,708  35,962,693  37,524,987  43,701,026  19,462,810  22,315,188
Units issued and transferred from
  other funding options..........      496,505   1,624,601   2,028,793   2,339,811   1,899,154   1,999,851
Units redeemed and transferred
  to other funding options....... (30,919,213) (7,164,586) (6,961,942) (8,515,850) (4,026,994) (4,852,229)
                                  ------------ ----------- ----------- ----------- ----------- -----------
Units end of year................           --  30,422,708  32,591,838  37,524,987  17,334,970  19,462,810
                                  ============ =========== =========== =========== =========== ===========

                                     MSF T. Rowe Price         MSF Oppenheimer       MSF Harris Oakmark
                                      Small Cap Growth          Global Equity          Large Cap Value
                                    Investment Division      Investment Division     Investment Division
                                  ------------------------ ----------------------- -----------------------
                                      2007        2006        2007        2006        2007        2006
                                      ----        ----        ----        ----        ----        ----
Units beginning of year..........   15,920,124  16,882,027  12,575,044  12,088,855  28,712,177  31,545,152
Units issued and transferred from
  other funding options..........    1,915,838   3,236,946   2,561,031   3,489,462   4,447,517   5,195,790
Units redeemed and transferred
  to other funding options.......  (3,737,595) (4,198,849) (2,819,439) (3,003,273) (6,281,809) (8,028,765)
                                  ------------ ----------- ----------- ----------- ----------- -----------
Units end of year................   14,098,367  15,920,124  12,316,636  12,575,044  26,877,885  28,712,177
                                  ============ =========== =========== =========== =========== ===========

                                     MSF Morgan Stanley          MSF Russell            MSF Jennison
                                         EAFE Index              2000 Index                Growth
                                    Investment Division      Investment Division     Investment Division
                                  ------------------------ ----------------------- -----------------------
                                      2007        2006        2007        2006        2007        2006
                                      ----        ----        ----        ----        ----        ----
Units beginning of year..........   27,068,654  24,828,115  16,898,875  15,924,763   7,806,353   7,462,775
Units issued and transferred from
  other funding options..........    8,563,431   9,070,365   3,730,066   5,262,649   1,879,643   3,131,031
Units redeemed and transferred
  to other funding options.......  (6,433,015) (6,829,826) (4,403,371) (4,288,537) (2,471,215) (2,787,453)
                                  ------------ ----------- ----------- ----------- ----------- -----------
Units end of year................   29,199,070  27,068,654  16,225,570  16,898,875   7,214,781   7,806,353
                                  ============ =========== =========== =========== =========== ===========

                                       MSF BlackRock            MSF BlackRock           MSF BlackRock
                                      Large Cap Value            Bond Income            Money Market
                                    Investment Division      Investment Division     Investment Division
                                  ------------------------ ----------------------- -----------------------
                                      2007        2006        2007        2006        2007        2006
                                      ----        ----        ----        ----        ----        ----
Units beginning of year..........   12,384,350   5,368,892  15,090,608  16,263,054   1,356,596   1,240,999
Units issued and transferred from
  other funding options..........    7,436,184   8,762,821   2,184,760   2,574,843   3,231,801   2,053,318
Units redeemed and transferred
  to other funding options.......  (4,490,395) (1,747,363) (3,214,936) (3,747,289) (2,827,906) (1,937,721)
                                  ------------ ----------- ----------- ----------- ----------- -----------
Units end of year................   15,330,139  12,384,350  14,060,432  15,090,608   1,760,491   1,356,596
                                  ============ =========== =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

         MSF MetLife                MSF FI                   MSF FI
         Stock Index          International Stock     Mid Cap Opportunities
     Investment Division      Investment Division      Investment Division
  ------------------------- ----------------------- ----------------------------
      2007         2006        2007        2006         2007           2006
      ----         ----        ----        ----          ----          ----
    78,739,098   84,618,319  14,686,869  13,964,525   33,093,245     37,066,246

    11,437,841   14,018,445   3,053,936   5,003,817    3,515,845      4,504,291

  (16,168,485) (19,897,666) (3,422,935) (4,281,473)  (7,166,727)    (8,477,292)
  ------------ ------------ ----------- -----------  ------------  ------------
    74,008,454   78,739,098  14,317,870  14,686,869   29,442,363     33,093,245
  ============ ============ =========== ===========  ============  ============

    MSF Neuberger Berman       MSF T. Rowe Price       MSF Lehman Brothers
        Mid Cap Value          Large Cap Growth       Aggregate Bond Index
     Investment Division      Investment Division      Investment Division
  ------------------------- ----------------------- ----------------------------
      2007         2006        2007        2006         2007           2006
      ----         ----        ----        ----          ----          ----
    21,851,504   21,232,326  15,304,972  15,057,106   63,513,866     58,769,971

     5,323,061    7,345,188   4,485,821   3,779,338   16,275,832     17,631,546

   (5,376,537)  (6,726,010) (3,679,209) (3,531,472) (13,202,507)   (12,887,651)
  ------------ ------------ ----------- -----------  ------------  ------------
    21,798,028   21,851,504  16,111,584  15,304,972   66,587,191     63,513,866
  ============ ============ =========== ===========  ============  ============

        MSF BlackRock             MSF MetLife       MSF Franklin Templeton Small
       Strategic Value        Mid Cap Stock Index          Cap Growth
     Investment Division      Investment Division      Investment Division
  ------------------------- ----------------------- ----------------------------
      2007         2006        2007        2006         2007           2006
      ----         ----        ----        ----          ----          ----
    26,813,221   28,603,886  21,158,755  19,346,717    4,513,538      4,244,927

     3,331,355    4,675,750   5,855,629   6,741,450    1,308,087      1,760,087

   (5,804,415)  (6,466,415) (5,046,789) (4,929,412)  (1,409,336)    (1,491,476)
  ------------ ------------ ----------- -----------  ------------  ------------
    24,340,161   26,813,221  21,967,595  21,158,755    4,412,289      4,513,538
  ============ ============ =========== ===========  ============  ============

          MSF Davis            MSF Loomis Sayles    MSF Harris Oakmark Focused
        Venture Value              Small Cap                  Value
     Investment Division      Investment Division      Investment Division
  ------------------------- ----------------------- ----------------------------
      2007         2006        2007        2006         2007           2006
      ----         ----        ----        ----          ----          ----
    13,009,427    9,616,873   3,097,546   1,880,156   10,325,748     11,283,242

     3,872,272    5,394,725   1,743,664   2,126,954    1,508,297      2,378,911

   (2,492,236)  (2,002,171)   (937,708)   (909,564)  (2,603,668)    (3,336,405)
  ------------ ------------ ----------- -----------  ------------  ------------
    14,389,463   13,009,427   3,903,502   3,097,546    9,230,377     10,325,748
  ============ ============ =========== ===========  ============  ============

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. SCHEDULES OF UNITS -- (Continued)
  For the years ended December 31, 2007 and 2006

                                     MSF Western Asset        MSF Western Asset
                                   Management Strategic        Management U.S.             MSF FI
                                    Bond Opportunities           Government             Value Leaders
                                    Investment Division      Investment Division     Investment Division
                                  -----------------------  ----------------------- -----------------------
                                     2007         2006        2007        2006        2007        2006
                                     ----         ----        ----        ----        ----        ----
Units beginning of year..........  13,411,635   11,262,819  12,285,154  10,976,124   3,178,325   1,911,983
Units issued and transferred from
  other funding options..........   3,944,551    5,464,345   3,655,065   4,328,751     885,843   2,099,346
Units redeemed and transferred to
  other funding options.......... (3,484,519)  (3,315,529) (3,008,745) (3,019,721)   (989,343)   (833,004)
                                  -----------  ----------- ----------- ----------- ----------- -----------
Units end of year................  13,871,667   13,411,635  12,931,474  12,285,154   3,074,825   3,178,325
                                  ===========  =========== =========== =========== =========== ===========

                                        MSF MetLife                                      MSF MetLife
                                  Conservative to Moderate       MSF MetLife       Moderate to Aggressive
                                        Allocation           Moderate Allocation         Allocation
                                    Investment Division      Investment Division     Investment Division
                                  -----------------------  ----------------------- -----------------------
                                     2007         2006        2007        2006        2007        2006
                                     ----         ----        ----        ----        ----        ----
Units beginning of year..........  18,680,783    4,525,054  40,790,100   8,136,943  32,440,518   5,478,129
Units issued and transferred from
  other funding options..........  27,398,440   16,681,800  68,491,394  36,022,444  60,993,434  28,990,092
Units redeemed and transferred to
  other funding options.......... (5,210,299)  (2,526,071) (7,603,237) (3,369,287) (6,236,064) (2,027,703)
                                  -----------  ----------- ----------- ----------- ----------- -----------
Units end of year................  40,868,924   18,680,783 101,678,257  40,790,100  87,197,888  32,440,518
                                  ===========  =========== =========== =========== =========== ===========

                                       Fidelity VIP             Fidelity VIP            Fidelity VIP
                                       Equity-Income               Growth                 Overseas
                                    Investment Division      Investment Division     Investment Division
                                  -----------------------  ----------------------- -----------------------
                                     2007         2006        2007        2006        2007        2006
                                     ----         ----        ----        ----        ----        ----
Units beginning of year..........   2,516,843    2,814,629   3,115,761   3,645,885   1,300,083   1,302,806
Units issued and transferred from
  other funding options..........     203,145      262,598     248,119     241,006     264,337     326,056
Units redeemed and transferred to
  other funding options..........   (439,516)    (560,384)   (548,788)   (771,130)   (287,907)   (328,779)
                                  -----------  ----------- ----------- ----------- ----------- -----------
Units end of year................   2,280,472    2,516,843   2,815,092   3,115,761   1,276,513   1,300,083
                                  ===========  =========== =========== =========== =========== ===========

                                     MIST Lord Abbett         MIST MFS Research      MIST T. Rowe Price
                                      Bond Debenture            International          Mid-Cap Growth
                                    Investment Division      Investment Division     Investment Division
                                  -----------------------  ----------------------- -----------------------
                                     2007         2006        2007        2006        2007        2006
                                     ----         ----        ----        ----        ----        ----
Units beginning of year..........  13,210,287   11,143,052   8,960,338   4,118,785  13,821,848  11,533,257
Units issued and transferred from
  other funding options..........   5,584,210    4,645,758   6,831,762   9,856,218  10,477,347   7,188,713
Units redeemed and transferred to
  other funding options.......... (4,138,992)  (2,578,523) (4,509,321) (5,014,665) (4,899,067) (4,900,122)
                                  -----------  ----------- ----------- ----------- ----------- -----------
Units end of year................  14,655,505   13,210,287  11,282,779   8,960,338  19,400,128  13,821,848
                                  ===========  =========== =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.


            MSF MFS          MSF BlackRock Legacy         MSF MetLife
         Total Return          Large Cap Growth     Conservative Allocation
      Investment Division     Investment Division     Investment Division
    ----------------------- ----------------------- -----------------------
       2007        2006        2007        2006        2007        2006
       ----        ----        ----        ----        ----        ----
      3,947,313   3,604,722   1,062,045     640,982   3,839,929   1,232,690

      2,124,715   1,329,962   1,803,770     812,332   9,812,634   4,180,579

    (1,648,654)   (987,371)   (814,252)   (391,269) (3,280,691) (1,573,340)
    ----------- ----------- ----------- ----------- ----------- -----------
      4,423,374   3,947,313   2,051,563   1,062,045  10,371,872   3,839,929
    =========== =========== =========== =========== =========== ===========


          MSF MetLife               MSF FI               Fidelity VIP
     Aggressive Allocation         Large Cap             Money Market
      Investment Division     Investment Division     Investment Division
    ----------------------- ----------------------- -----------------------
       2007        2006        2007        2006        2007        2006
       ----        ----        ----        ----        ----        ----
      3,386,241     659,010     161,937          --     692,783     398,745

      5,153,864   3,778,992     357,810     225,400     709,939   1,426,632

    (2,182,789) (1,051,761)   (183,256)    (63,463)   (469,606) (1,132,594)
    ----------- ----------- ----------- ----------- ----------- -----------
      6,357,316   3,386,241     336,491     161,937     933,116     692,783
    =========== =========== =========== =========== =========== ===========

         Fidelity VIP           Calvert Social          Calvert Social
     Investment Grade Bond         Balanced             Mid Cap Growth
      Investment Division     Investment Division     Investment Division
    ----------------------- ----------------------- -----------------------
       2007        2006        2007        2006        2007        2006
       ----        ----        ----        ----        ----        ----
        809,998     896,213   2,131,161   2,181,124     419,490     466,889

        255,582     143,835     242,560     265,307      64,306      52,051

      (223,850)   (230,050)   (297,044)   (315,270)    (88,712)    (99,450)
    ----------- ----------- ----------- ----------- ----------- -----------
        841,730     809,998   2,076,677   2,131,161     395,084     419,490
    =========== =========== =========== =========== =========== ===========

          MIST PIMCO               MIST RCM               MIST Lazard
         Total Return             Technology                Mid-Cap
      Investment Division     Investment Division     Investment Division
    ----------------------- ----------------------- -----------------------
       2007        2006        2007        2006        2007        2006
       ----        ----        ----        ----        ----        ----
     34,594,371  33,143,919   9,455,156   9,833,932   3,342,852   2,877,414

      9,056,677  10,047,457  11,593,727   4,410,771   3,858,453   1,192,945

    (7,291,682) (8,597,005) (5,220,310) (4,789,547) (2,694,541)   (727,507)
    ----------- ----------- ----------- ----------- ----------- -----------
     36,359,366  34,594,371  15,828,573   9,455,156   4,506,764   3,342,852
    =========== =========== =========== =========== =========== ===========

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

5. SCHEDULES OF UNITS -- (Concluded)
  For the years ended December 31, 2007 and 2006

                                     MIST Met/AIM       MIST Harris Oakmark      MIST Oppenheimer
                                   Small Cap Growth        International       Capital Appreciation
                                  Investment Division   Investment Division     Investment Division
                                  ------------------- ----------------------- -----------------------
                                    2007      2006       2007        2006        2007        2006
                                    ----      ----       ----        ----        ----        ----
Units beginning of year.......... 1,763,663 1,475,123  16,996,340   9,989,980   1,339,707     448,382
Units issued and transferred from
  other funding options.......... 1,074,623   796,743   8,930,126  12,226,430   1,844,509   1,099,980
Units redeemed and transferred to
  other funding options.......... (759,666) (508,203) (7,334,869) (5,220,070)   (483,322)   (208,655)
                                  --------- --------- ----------- ----------- ----------- -----------
Units end of year................ 2,078,620 1,763,663  18,591,597  16,996,340   2,700,894   1,339,707
                                  ========= ========= =========== =========== =========== ===========

                                    MIST Legg Mason        MIST Cyclical           MIST Cyclical
                                     Value Equity           Growth ETF         Growth and Income ETF
                                  Investment Division   Investment Division     Investment Division
                                  ------------------- ----------------------- -----------------------
                                    2007      2006       2007        2006        2007        2006
                                    ----      ----       ----        ----        ----        ----
Units beginning of year.......... 3,401,505        --     322,952          --     266,996          --
Units issued and transferred from
  other funding options..........   834,740 3,948,332   1,277,923     419,071     382,080     330,294
Units redeemed and transferred to
  other funding options.......... (918,720) (546,827)   (545,110)    (96,119)   (201,863)    (63,298)
                                  --------- --------- ----------- ----------- ----------- -----------
Units end of year................ 3,317,525 3,401,505   1,055,765     322,952     447,213     266,996
                                  ========= ========= =========== =========== =========== ===========

                                                                                  American Funds
                                      Variable B            Variable C                Growth
                                  Investment Division   Investment Division     Investment Division
                                  ------------------- ----------------------- -----------------------
                                    2007      2006       2007        2006        2007        2006
                                    ----      ----       ----        ----        ----        ----
Units beginning of year..........   202,085   256,179      11,969      16,427   7,208,741   5,817,927
Units issued and transferred from
  other funding options..........   198,288     1,299      11,620          78   1,796,074   2,561,534
Units redeemed and transferred to
  other funding options.......... (233,249)  (55,393)    (12,508)     (4,536) (1,272,635) (1,170,720)
                                  --------- --------- ----------- ----------- ----------- -----------
Units end of year................   167,124   202,085      11,081      11,969   7,732,180   7,208,741
                                  ========= ========= =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period April 30, 2007 to December 31, 2007.

           MIST Legg Mason        MIST Third Avenue    MIST Neuberger Berman
       Partners Aggressive Growth  Small Cap Value          Real Estate
         Investment Division      Investment Division   Investment Division
       -------------------------- ------------------- -----------------------
          2007          2006        2007      2006       2007        2006
           ----          ----       ----      ----       ----        ----
         4,041,330     3,428,990   263,473   138,389   19,640,662  11,156,645

           771,652     2,290,121   167,104   174,972    7,389,239  12,321,018

       (1,269,012)   (1,677,781)  (58,491)  (49,888)  (9,287,562) (3,837,001)
        -----------  -----------  --------  --------  ----------- -----------
         3,543,970     4,041,330   372,086   263,473   17,742,339  19,640,662
        ===========  ===========  ========  ========  =========== ===========

              MIST PIMCO              MIST Janus        MIST BlackRock
         Inflation Protected Bond        Forty          Large Cap Core
          Investment Division     Investment Division Investment Division
         ------------------------ ------------------- -------------------
            2007         2006          2007 (b)            2007 (b)
             ----         ----         --------            --------
           1,228,621          --             --                    --

           3,473,734   1,459,749        315,406            29,704,228

         (1,254,764)   (231,128)       (38,213)           (3,755,620)
          -----------  ---------       --------           -----------
           3,447,591   1,228,621        277,193            25,948,608
          ===========  =========       ========           ===========

         American Funds          American Funds             American Funds
          Growth-Income      Global Small Capitalization         Bond
       Investment Division     Investment Division        Investment Division
     ----------------------- --------------------------- ---------------------
        2007        2006        2007          2006          2007       2006
        ----        ----         ----          ----         ----       ----
       7,224,552   6,416,996  17,064,435    12,642,767     3,656,960        --

       1,704,021   2,033,946   9,127,468     9,433,328    12,266,710 3,947,258

     (1,294,843) (1,226,390) (5,436,815)   (5,011,660)   (4,440,697) (290,298)
     ----------- -----------  -----------   -----------  ----------- ---------
       7,633,730   7,224,552  20,755,088    17,064,435    11,482,973 3,656,960
     =========== ===========  ===========   ===========  =========== =========

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS


The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                     As of December 31                  For the year ended December 31
                                           -------------------------------------- -------------------------------------------
                                                      Unit Value/1/               Investment/2/ Expense Ratio/3/ Total Return/4/
                                                       Lowest to        Net          Income        Lowest to       Lowest to
                                             Units    Highest ($)    Assets ($)    Ratio (%)      Highest (%)     Highest (%)
                                           ---------- ------------- ------------- ------------  ---------------  --------------
  MSF BlackRock Large Cap             2007         --            --            --     1.52        0.95 - 2.30       5.00 - 5.11
   Investment Division/a/             2006 30,422,708 13.80 - 82.16 1,213,697,540     1.32        0.95 - 2.30     11.26 - 13.04
                                      2005 35,962,693 12.20 - 72.68 1,267,668,619     1.10        0.95 - 2.30       0.97 - 2.64
                                      2004 41,533,677 11.89 - 70.82 1,423,521,417     0.73        0.95 - 2.30      6.33 - 10.46
                                      2003 46,131,601 10.83 - 64.50 1,436,555,863     0.84        0.95 - 2.30     25.82 - 29.08

  MSF BlackRock Diversified           2007 32,591,838 13.83 - 51.10 1,170,376,423     2.58        0.95 - 2.30       3.20 - 4.90
   Investment Division                2006 37,524,987 13.19 - 48.72 1,283,710,537     2.46        0.95 - 2.30       7.76 - 9.49
                                      2005 43,701,026 12.04 - 44.49 1,364,024,142     1.59        0.95 - 2.30       0.48 - 2.09
                                      2004 49,414,541 11.80 - 43.58 1,509,148,475     1.89        0.95 - 2.30       5.75 - 8.00
                                      2003 53,723,371 10.97 - 40.55 1,521,354,910     3.72        0.95 - 2.30     17.67 - 19.44

  MSF BlackRock Aggressive Growth     2007 17,334,970 17.53 - 59.59   701,671,619       --        0.95 - 2.30     17.49 - 19.44
   Investment Division                2006 19,462,810 14.68 - 49.89   657,496,616       --        0.95 - 2.30       4.04 - 5.72
                                      2005 22,315,188 13.88 - 47.19   713,800,758       --        0.95 - 2.30       7.94 - 9.67
                                      2004 25,212,280 12.66 - 43.03   735,674,081       --        0.95 - 2.30      9.86 - 11.94
                                      2003 27,593,291 11.31 - 38.45   718,243,154       --        0.95 - 2.30     37.39 - 39.46

  MSF MetLife Stock Index             2007 74,008,454 13.38 - 52.14 3,329,401,270     1.00        0.50 - 2.30       2.58 - 4.55
   Investment Division                2006 78,739,098 12.91 - 49.92 3,412,276,448     1.96        0.50 - 2.30    (2.44) - 14.72
                                      2005 84,618,319 11.56 - 43.55 3,217,216,070     1.56        0.95 - 2.30       2.02 - 4.01
                                      2004 85,759,354 11.11 - 41.93 3,155,883,032     0.83        0.50 - 2.30       7.71 - 9.78
                                      2003 80,944,392 10.82 - 38.22 2,724,568,861     1.66        0.50 - 2.30     25.08 - 27.23

  MSF FI International Stock          2007 14,317,870 16.68 - 23.76   310,501,355     1.01        0.95 - 2.30       7.55 - 9.29
   Investment Division                2006 14,686,869 15.35 - 21.74   294,563,493     1.40        0.95 - 2.30     13.58 - 15.41
                                      2005 13,964,525 13.72 - 18.84   246,270,129     0.58        0.95 - 1.25     14.93 - 16.95
                                      2004 13,332,626 11.94 - 16.11   203,820,632     1.28        0.95 - 2.30     13.55 - 17.11
                                      2003 13,732,594 10.48 - 13.76   181,194,465     0.67        0.95 - 2.30     24.99 - 26.82

  MSF FI Mid Cap Opportunities        2007 29,442,363 14.24 - 22.13   629,435,841     0.12        0.65 - 2.30       5.64 - 7.63
   Investment Division                2006 33,093,245 13.33 - 20.62   662,043,069     0.01        0.65 - 2.30      9.00 - 11.13
                                      2005 37,066,246 12.04 - 18.61   672,025,922       --        0.65 - 2.30       4.27 - 6.21
                                      2004 41,657,278 11.44 - 17.57   715,717,082     0.49        0.65 - 2.30     12.01 - 16.38
                                      2003 43,573,347 11.28 - 15.14   647,159,872       --        0.95 - 2.30     31.50 - 33.33

  MSF T. Rowe Price Small Cap Growth  2007 14,098,367 14.43 - 17.54   232,142,783       --        0.50 - 2.30       7.03 - 9.15
   Investment Division                2006 15,920,124 13.48 - 16.09   241,933,957       --        0.50 - 2.30      1.28 - 12.45
                                      2005 16,882,027 13.31 - 15.24   250,349,096       --        0.65 - 2.30      0.65 - 10.22
                                      2004 17,980,002 12.30 - 13.86   243,468,250       --        0.65 - 2.30      5.98 - 10.41
                                      2003 18,783,855 11.38 - 12.60   231,644,470       --        0.95 - 2.30     37.43 - 40.23

  MSF Oppenheimer Global Equity       2007 12,316,636 16.24 - 21.82   258,147,003     1.06        0.95 - 2.30       3.83 - 5.49
   Investment Division                2006 12,575,044 15.47 - 20.69   251,446,846     2.50        0.95 - 2.30     13.71 - 15.53
                                      2005 12,088,855 14.88 - 17.91   210,571,508     0.54        0.95 - 2.30     13.36 - 15.13
                                      2004 11,372,844 12.93 - 15.56   172,750,812     1.57        0.95 - 2.30     11.68 - 15.47
                                      2003 11,753,027 11.21 - 13.49   155,401,839     2.07        0.95 - 2.30     27.40 - 29.30

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                    As of December 31                  For the year ended December 31
                                           ------------------------------------ --------------------------------------------
                                                      Unit Value/1/             Investment/2/ Expense Ratio/3/ Total Return/4/
                                                       Lowest to       Net         Income        Lowest to       Lowest to
                                             Units    Highest ($)   Assets ($)   Ratio (%)      Highest (%)     Highest (%)
                                           ---------- ------------- ----------- ------------  ---------------  ---------------
  MSF Harris Oakmark Large Cap Value  2007 26,877,885 11.83 - 15.16 383,587,686     0.70        0.50 - 2.30    (6.22) - (4.51)
   Investment Division                2006 28,712,177 12.48 - 15.88 432,262,160     0.69        0.50 - 2.30      15.16 - 17.35
                                      2005 31,545,152 11.58 - 13.45 408,151,596     0.64        0.60 - 2.30    (3.87) - (1.98)
                                      2004 29,629,917 11.85 - 13.75 395,114,883     0.46        0.60 - 2.30       7.27 - 10.72
                                      2003 25,185,615 10.74 - 12.45 306,337,319       --        0.50 - 2.30      22.49 - 24.32

  MSF Neuberger Berman Mid Cap Value  2007 21,798,028 14.47 - 28.95 592,652,107     0.44        0.50 - 2.30        0.83 - 2.67
   Investment Division                2006 21,851,504 14.20 - 28.20 583,683,569     0.41        0.50 - 2.30       8.67 - 10.64
                                      2005 21,232,326 12.86 - 25.48 517,299,339     0.24        0.50 - 2.30       9.39 - 11.20
                                      2004 16,214,942 14.37 - 22.61 358,032,635     0.22        0.95 - 2.30      11.76 - 21.78
                                      2003 11,300,706 11.80 - 18.57 206,461,099     0.31        0.95 - 2.30      33.28 - 35.25

  MSF T. Rowe Price Large Cap Growth  2007 16,111,584 13.96 - 16.51 249,940,963     0.35        0.50 - 2.30        6.66 - 8.60
   Investment Division                2006 15,304,972 12.95 - 14.90 220,662,118     0.27        0.95 - 2.30      10.30 - 15.81
                                      2005 15,057,106 11.90 - 13.29 194,650,515     0.50        0.95 - 2.30        2.31 - 5.61
                                      2004 14,178,974 11.45 - 12.58 174,634,867     0.19        0.95 - 2.30       7.30 - 10.18
                                      2003 12,978,905 10.71 - 11.56 147,759,339     0.11        0.95 - 2.30      27.61 - 29.63

  MSF Lehman Brothers Aggregate       2007 66,587,191 11.31 - 15.00 936,492,313     4.39        0.50 - 2.30        4.22 - 6.18
   Bond Index Investment Division     2006 63,513,866 10.74 - 14.13 849,543,686     4.21        0.50 - 2.30        1.48 - 3.45
                                      2005 58,769,971 10.42 - 13.68 768,286,065     3.67        0.50 - 2.30      (0.48) - 1.39
                                      2004 46,560,646 11.21 - 13.50 607,563,120     2.63        0.50 - 2.30        0.17 - 3.46
                                      2003 30,485,159 10.88 - 13.07 389,701,037     5.38        0.50 - 2.30        1.13 - 2.91

  MSF Morgan Stanley EAFE Index       2007 29,199,070 15.38 - 21.38 498,965,167     1.87        0.50 - 2.30        7.99 - 9.97
   Investment Division                2006 27,068,654 14.24 - 19.48 424,305,304     1.62        0.50 - 2.30      22.65 - 24.81
                                      2005 24,828,115 11.61 - 15.64 314,544,224     1.52        0.50 - 2.30      10.33 - 12.43
                                      2004 21,202,631 10.52 - 13.94 241,576,840     0.73        0.50 - 2.30      14.75 - 18.74
                                      2003 19,519,582  9.15 - 11.77 189,195,386     1.45        0.50 - 2.30      34.19 - 36.50

  MSF Russell 2000 Index              2007 16,225,570 16.25 - 19.36 297,396,403     0.85        0.50 - 2.30    (3.95) - (2.15)
   Investment Division                2006 16,898,875 16.66 - 19.79 319,432,503     0.75        0.50 - 2.30      14.88 - 17.20
                                      2005 15,924,763 14.26 - 16.92 259,430,466     0.71        0.50 - 2.30        1.97 - 3.80
                                      2004 15,279,970 13.77 - 16.30 242,131,144     0.47        0.50 - 2.30      13.80 - 16.85
                                      2003 14,716,651 11.81 - 13.95 200,997,329     0.61        0.50 - 2.30      42.69 - 45.01

  MSF Jennison Growth                 2007  7,214,781  5.07 - 13.79  39,851,547     0.35        0.95 - 2.30       8.84 - 10.62
   Investment Division                2006  7,806,353  4.65 - 12.47  39,203,639       --        0.65 - 2.30        0.20 - 2.09
                                      2005  7,462,775  4.64 - 12.25  37,114,974       --        0.65 - 2.30       9.94 - 11.90

  MSF BlackRock Strategic Value       2007 24,340,161 15.09 - 21.67 501,623,983     0.22        0.50 - 2.30    (5.89) - (4.17)
   Investment Division                2006 26,813,221 15.78 - 22.61 580,737,411     0.24        0.50 - 2.30      13.79 - 15.98
                                      2005 28,603,886 13.65 - 19.26 538,301,526       --        0.65 - 2.30        1.57 - 3.51
                                      2004 29,576,684 13.23 - 18.67 542,389,566       --        0.65 - 2.30      11.83 - 14.57
                                      2003 24,672,525 11.58 - 16.34 398,038,205       --        0.95 - 2.30      46.51 - 50.60

  MSF MetLife Mid Cap Stock Index     2007 21,967,595 14.45 - 18.38 370,254,918     0.66        0.50 - 2.30        5.06 - 7.08
   Investment Division                2006 21,158,755 13.61 - 16.55 335,945,846     1.09        0.50 - 2.30       7.32 - 13.52
                                      2005 19,346,717 13.72 - 15.07 283,308,837     0.61        0.65 - 2.30       6.82 - 11.38
                                      2004 16,857,835 12.53 - 13.53 223,266,641     0.52        0.60 - 2.30      11.33 - 15.05
                                      2003 16,640,765 11.14 - 11.76 192,970,729     0.43        0.50 - 2.30      31.71 - 33.69

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                   As of December 31                  For the year ended December 31
                                          ------------------------------------ --------------------------------------------
                                                     Unit Value/1/             Investment/2/ Expense Ratio/3/ Total Return/4/
                                                      Lowest to       Net         Income        Lowest to       Lowest to
                                            Units    Highest ($)   Assets ($)   Ratio (%)      Highest (%)     Highest (%)
                                          ---------- ------------- ----------- ------------  ---------------  ---------------
  MSF Franklin Templeton Small Cap   2007  4,412,289 10.52 - 13.09  49,970,829       --        0.50 - 2.30        1.93 - 3.79
   Growth Investment Division        2006  4,513,538 10.33 - 12.64  49,635,104       --        0.60 - 2.30        1.88 - 9.11
                                     2005  4,244,927  9.63 - 11.60  43,057,929       --        0.60 - 2.30        2.03 - 9.46
                                     2004  3,958,098  9.44 - 11.19  38,943,339       --        0.60 - 2.30       8.68 - 23.51
                                     2003  3,288,203   8.72 - 9.09  29,155,697       --        0.50 - 2.30      41.34 - 43.58

  MSF BlackRock Large Cap Value      2007 15,330,139 13.85 - 15.43 226,138,040     0.83        0.50 - 2.30        0.77 - 2.61
   Investment Division               2006 12,384,350 13.60 - 15.04 179,447,389     0.86        0.50 - 2.30      16.41 - 18.54
                                     2005  5,368,892 11.74 - 12.53  66,157,275     0.81        0.95 - 2.30        3.18 - 5.01
                                     2004  4,308,811 11.18 - 11.97  50,981,319       --        0.95 - 2.30       1.54 - 12.29
                                     2003  1,872,159 10.42 - 10.66  19,817,443     1.16        0.95 - 2.30      32.33 - 34.09

  MSF BlackRock Bond Income          2007 14,060,432 12.54 - 60.40 499,799,022     3.18        0.50 - 2.30        3.60 - 5.60
   Investment Division               2006 15,090,608 11.91 - 57.26 496,636,469     5.68        0.50 - 2.30        1.78 - 3.74
                                     2005 16,263,054 11.51 - 54.04 499,970,297     3.88        0.65 - 2.30      (0.16) - 1.73
                                     2004 16,511,060 11.35 - 53.22 479,529,727     4.02        0.60 - 2.30      (6.04) - 3.77
                                     2003 17,412,347 10.97 - 48.34 470,409,429     3.20        0.95 - 2.30        3.28 - 6.42

  MSF BlackRock Money Market         2007  1,760,491 19.19 - 25.08  40,244,577     4.85        0.95 - 2.30        2.43 - 4.04
   Investment Division               2006  1,356,596 18.95 - 24.22  29,869,403     4.59        0.95 - 2.30        2.26 - 3.83
                                     2005  1,240,999 18.53 - 23.43  26,441,007     2.48        0.95 - 2.30       0.34 - 12.20
                                     2004  1,089,932 18.26 - 23.09  22,990,726     0.86        0.95 - 2.30      (1.46) - 0.05
                                     2003    701,222 18.73 - 23.19  14,346,188     0.68        0.95 - 2.30    (1.13) - (0.14)

  MSF Davis Venture Value            2007 14,389,463 13.80 - 43.56 568,534,369     0.65        0.50 - 2.30        1.96 - 3.90
   Investment Division               2006 13,009,427 13.39 - 41.95 499,120,554     0.69        0.50 - 2.30      11.71 - 13.84
                                     2005  9,616,873 11.80 - 36.05 327,836,546     0.55        0.65 - 2.30        7.52 - 9.60
                                     2004  6,061,573 12.62 - 32.99 191,013,088     0.49        0.65 - 2.30        6.99 -11.58
                                     2003  3,616,999 11.45 - 29.64 103,646,451     0.31        0.95 - 2.30      27.77 - 30.08

  MSF Loomis Sayles Small Cap        2007  3,903,502 15.16 - 39.88 140,310,675     0.03        0.50 - 2.30       9.07 - 11.07
   Investment Division               2006  3,097,546 13.75 - 35.91 101,108,667       --        0.50 - 2.30      13.76 - 15.82
                                     2005  1,880,156 11.90 - 30.17  53,640,656       --        0.95 - 2.30        4.28 - 5.97
                                     2004  1,424,451 12.66 - 28.47  38,635,528       --        0.95 - 2.30      12.61 - 15.30
                                     2003  1,146,443 10.98 - 24.70  27,095,353       --        0.95 - 2.30      33.19 - 35.93

  MSF Harris Oakmark Focused Value   2007  9,230,377 12.31 - 40.90 343,237,819     0.47        0.50 - 2.30    (9.20) - (7.54)
   Investment Division               2006 10,325,748 13.34 - 44.24 418,653,330     0.22        0.50 - 2.30       9.63 - 11.61
                                     2005 11,283,242 11.97 - 39.14 413,672,421     0.02        0.95 - 2.30        7.22 - 9.06
                                     2004  9,659,217 10.99 - 35.89 327,616,615     0.03        0.60 - 2.30        7.27 - 9.90
                                     2003  7,756,076 27.98 - 32.93 243,812,067     0.12        0.50 - 2.30      29.01 - 31.89

  MSF Western Asset Management       2007 13,871,667 11.50 - 23.81 298,532,504     2.59        0.50 - 2.30        1.33 - 3.36
   Strategic Bond Opportunities      2006 13,411,635 11.23 - 23.07 281,812,127     4.83        0.50 - 2.30        2.46 - 4.38
   Investment Division               2005 11,262,819 10.79 - 21.59 228,960,440     2.72        0.95 - 2.30        0.23 - 1.89
                                     2004  7,027,888 18.05 - 21.19 141,477,434     2.86        0.95 - 2.30        2.39 - 6.12
                                     2003  4,303,532 17.50 - 20.06  82,972,143     1.63        0.95 - 2.30       9.94 - 12.06

  MSF Western Asset Management U.S.  2007 12,931,474 10.92 - 18.68 218,629,575     2.53        0.50 - 2.30        1.66 - 3.51
   Government Investment Division    2006 12,285,154 10.63 - 18.04 202,290,485     3.09        0.50 - 2.30        1.53 - 3.38
                                     2005 10,976,124 10.30 - 17.46 176,329,793     1.22        0.50 - 2.30      (0.89) - 0.92
                                     2004  7,714,000 14.41 - 17.30 124,306,910     1.09        0.50 - 2.30        0.46 - 2.49
                                     2003  6,224,918 14.46 - 16.93  99,373,490     0.73        0.50 - 2.30      (0.76) - 1.16

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                       As of December 31
                                            ---------------------------------------
                                                        Unit Value/1/
                                                         Lowest to        Net
                                               Units    Highest ($)    Assets ($)
                                            ----------- ------------- -------------
  MSF FI Value Leaders                 2007   3,074,825 13.99 - 36.41    99,283,383
   Investment Division                 2006   3,178,325 13.63 - 35.20   100,021,516
                                       2005   1,911,983 12.53 - 30.30    54,642,394
                                       2004     856,897 11.43 - 27.67    22,597,417
                                       2003     419,382 21.25 - 24.60     9,895,281

  MSF MFS Total Return                 2007   4,423,374 12.67 - 55.35   137,606,326
   Investment Division                 2006   3,947,313 12.31 - 53.42   117,960,524
                                       2005   3,604,722 11.12 - 47.08    98,990,430
                                       2004   2,312,843 10.94 - 46.05    71,298,072
                                       2003   2,113,742 25.09 - 41.74    53,115,421

  MSF BlackRock Legacy Large Cap       2007   2,051,563 13.98 - 33.08    52,009,160
   Growth Investment Division          2006   1,062,045 11.95 - 28.26    22,123,623
                                       2005     640,982 11.67 - 27.51    13,090,953
                                       2004   1,424,451 11.06 - 26.07     5,610,216
                                       2003   1,146,443 23.63 - 24.29        88,767

  MSF MetLife Conservative Allocation  2007  10,371,872 11.03 - 11.58   117,554,292
   Investment Division                 2006   3,839,929 10.70 - 11.02    41,777,525
                                       2005   1,232,690 10.24 - 10.35    12,700,366

  MSF MetLife Conservative to          2007  40,868,924 11.45 - 12.01   480,507,437
   Moderate Allocation                 2006  18,680,783 11.18 - 11.52   212,345,204
   Investment Division                 2005   4,525,054 10.45 - 10.58    47,629,824

  MSF MetLife Moderate Allocation      2007 101,678,257 11.91 - 12.49 1,243,038,089
   Investment Division                 2006  40,790,100 11.68 - 12.03   484,209,819
                                       2005   8,136,943 10.68 - 10.80    87,493,424

  MSF MetLife Moderate to              2007  87,197,888 12.36 - 12.97 1,105,869,460
   Aggressive Allocation               2006  32,440,518 12.18 - 12.55   401,417,271
   Investment Division                 2005   5,478,129 10.91 - 11.02    60,142,308

  MSF MetLife Aggressive Allocation    2007   6,357,316 12.64 - 13.27    82,686,153
   Investment Division                 2006   3,386,241 12.53 - 12.91    43,191,894
                                       2005     659,010 11.08 - 11.20     7,348,718

  MSF FI Large Cap                     2007     336,491 16.43 - 19.14     6,017,112
   Investment Division                 2006     161,937 15.92 - 18.31     2,830,157

  Fidelity VIP Money Market            2007     933,116         16.80    15,686,013
   Investment Division                 2006     692,783         16.14    11,180,161
                                       2005     398,745         15.53     6,200,922
                                       2004     508,676         15.22     7,739,157
                                       2003     607,233         15.18     8,972,674

  Fidelity VIP Equity-Income           2007   2,280,472         52.83   120,473,616
   Investment Division                 2006   2,516,843         52.53   132,207,499
                                       2005   2,814,629         44.12   124,173,091
                                       2004   3,181,549         42.08   133,865,570
                                       2003   3,527,530         38.08   134,229,848

                                             For the year ended December 31
                                       -------------------------------------------
                                       Investment/2/ Expense Ratio/3/ Total Return/4/
                                          Income        Lowest to       Lowest to
                                        Ratio (%)      Highest (%)     Highest (%)
                                       ------------  ---------------  --------------
  MSF FI Value Leaders                     0.73        0.50 - 2.30      1.56 - 3.42
   Investment Division                     0.81        0.50 - 2.30     9.13 - 11.10
                                           0.98        0.95 - 2.30      5.45 - 9.66
                                           1.05        0.95 - 2.30     9.66 - 14.30
                                           0.27        0.95 - 2.30    23.86 - 26.43

  MSF MFS Total Return                     1.94        0.50 - 2.30      1.74 - 3.60
   Investment Division                     3.32        0.50 - 2.30     9.40 - 11.38
                                           1.80        0.60 - 2.30      0.51 - 2.24
                                           0.03        0.60 - 2.30     6.22 - 10.33
                                           0.39        0.50 - 1.45    14.23 - 16.86

  MSF BlackRock Legacy Large Cap           0.01        0.95 - 2.30    15.73 - 17.59
   Growth Investment Division                --        0.95 - 2.30      1.51 - 3.57
                                           0.15        0.95 - 2.30      4.35 - 6.06
                                             --        0.95 - 2.30    (4.31) - 9.68
                                             --        1.15 - 1.45    33.28 - 34.61

  MSF MetLife Conservative Allocation        --        0.50 - 2.30      3.16 - 5.04
   Investment Division                     2.77        0.50 - 2.30      4.47 - 6.36
                                           0.57        0.95 - 2.30      2.32 - 3.35

  MSF MetLife Conservative to                --        0.50 - 2.30      2.42 - 4.29
   Moderate Allocation                     2.17        0.50 - 2.30      6.94 - 8.88
   Investment Division                     0.68        0.95 - 2.30      4.35 - 5.44

  MSF MetLife Moderate Allocation          0.03        0.50 - 2.30      1.96 - 3.82
   Investment Division                     1.42        0.50 - 2.30     9.30 - 11.28
                                           0.73        0.95 - 2.30      6.40 - 7.38

  MSF MetLife Moderate to                  0.04        0.50 - 2.30      1.48 - 3.33
   Aggressive Allocation                   0.96        0.50 - 2.30    11.63 - 13.65
   Investment Division                     0.68        0.95 - 2.30      9.03 - 9.29

  MSF MetLife Aggressive Allocation        0.11        0.50 - 2.30      0.91 - 2.75
   Investment Division                     0.83        0.50 - 2.30    13.04 - 15.08
                                           0.65        0.95 - 2.30     9.78 - 10.72

  MSF FI Large Cap                         0.01        0.95 - 2.05      1.61 - 2.96
   Investment Division                       --        0.95 - 2.20      3.62 - 5.00

  Fidelity VIP Money Market                5.07               0.95             4.12
   Investment Division                     4.94               0.95             3.90
                                           3.16               0.95             2.05
                                           1.12               0.95             0.20
                                           1.14               0.95             0.07

  Fidelity VIP Equity-Income               1.76               0.95             0.57
   Investment Division                     3.39               0.95            19.07
                                           1.64               0.95             4.84
                                           1.52               0.95             9.02
                                           1.69               0.95            29.08

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                    As of December 31                  For the year ended December 31
                                           ------------------------------------ --------------------------------------------
                                                      Unit Value/1/             Investment/2/ Expense Ratio/3/ Total Return/4/
                                                       Lowest to       Net         Income        Lowest to       Lowest to
                                             Units    Highest ($)   Assets ($)   Ratio (%)      Highest (%)     Highest (%)
                                           ---------- ------------- ----------- ------------  ---------------  ---------------
  Fidelity VIP Growth                 2007  2,815,092         51.61 145,295,256     0.83               0.95              25.76
   Investment Division                2006  3,115,761         41.04 127,870,436     0.41               0.95               5.85
                                      2005  3,645,885         38.77 141,359,911     0.50               0.95               4.82
                                      2004  4,247,099         36.99 157,101,539     0.26               0.95               8.19
                                      2003  4,594,501         36.13 165,751,953     0.25               0.95              31.62

  Fidelity VIP Overseas               2007  1,276,513         35.50  45,320,791     3.35               0.95              16.20
   Investment Division                2006  1,300,083         30.55  39,721,653     0.86               0.95              16.97
                                      2005  1,302,806         26.12  34,046,278     0.62               0.95              17.92
                                      2004  1,402,715         22.15  31,060,853     1.09               0.95              14.00
                                      2003  1,387,716         19.68  27,274,426     0.74               0.95              42.09

  Fidelity VIP Investment Grade Bond  2007    841,730         24.81  20,883,287     3.91               0.95               3.36
   Investment Division                2006    809,998         24.00  19,442,734     4.10               0.95               3.37
                                      2005    896,213         23.22  20,803,805     3.69               0.95               1.27
                                      2004    942,267         22.93  21,620,889     4.15               0.95               0.88
                                      2003  1,035,631         22.17  23,036,958     3.97               0.95               3.79

  Calvert Social Balanced             2007  2,076,677 23.59 - 30.84  62,179,011     2.41        0.50 - 1.55        1.17 - 2.24
   Investment Division                2006  2,131,161 23.31 - 30.39  63,065,563     2.32        0.50 - 1.55        7.10 - 8.23
                                      2005  2,181,124 21.77 - 28.29  60,311,328     1.79        0.50 - 1.55        4.05 - 5.13
                                      2004  2,197,291 20.92 - 27.11  58,294,718     1.72        0.50 - 1.55        0.28 - 7.70
                                      2003  2,146,302 19.85 - 25.35  53,336,592     1.95        0.50 - 1.45      17.59 - 18.72

  Calvert Social Mid Cap Growth       2007    395,084         31.11  12,291,484       --               0.95               9.12
   Investment Division                2006    419,490         28.51  11,959,917       --               0.95               5.87
                                      2005    466,889         26.93  12,565,055       --               0.95             (0.52)
                                      2004    506,064         27.07  13,688,933       --               0.95               8.28
                                      2003    496,082         25.00  12,360,300       --               0.95              30.48

  MIST Lord Abbett Bond Debenture     2007 14,655,505 12.30 - 21.37 250,880,658     5.19        0.50 - 2.30        4.11 - 6.02
   Investment Division                2006 13,210,287 11.69 - 20.16 210,829,957     6.45        0.50 - 2.30        6.70 - 8.65
                                      2005 11,143,052 10.79 - 17.43 159,818,940     4.90        0.65 - 2.30      (0.83) - 3.23
                                      2004  9,177,096 12.27 - 21.73 125,736,304     3.67        0.65 - 2.30        3.58 - 7.68
                                      2003  7,504,913 11.60 - 16.24  94,258,153     1.98        0.95 - 2.30      16.49 - 18.44

  MIST MFS Research International     2007 11,282,779 16.84 - 19.49 206,951,217     1.32        0.50 - 2.30      10.70 - 12.72
   Investment Division                2006  8,960,338 15.21 - 17.32 147,231,063     1.54        0.50 - 2.30      23.65 - 29.56
                                      2005  4,118,785 12.30 - 13.77  54,271,700     0.56        0.95 - 2.30      12.23 - 15.67
                                      2004  2,756,605 10.81 - 11.91  31,718,709       --        0.95 - 2.30    (14.39) - 18.63
                                      2003  1,791,537  9.28 - 10.04  17,501,323     0.89        0.95 - 2.30      29.10 - 30.90

  MIST T. Rowe Price Mid-Cap          2007 19,400,128  9.18 - 16.14 193,009,732     0.10        0.50 - 2.30      14.93 - 17.05
   Growth Investment Division         2006 13,821,848  7.99 - 13.82 118,849,794       --        0.50 - 2.30        3.73 - 5.64
                                      2005 11,533,257  7.70 - 13.09  94,663,044       --        0.50 - 2.30      11.89 - 13.73
                                      2004  8,669,095  6.87 - 11.51  63,001,217       --        0.95 - 2.30      11.63 - 17.14
                                      2003  5,569,955   5.99 - 6.36  34,865,426       --        0.95 - 2.30      33.67 - 35.90

  MIST PIMCO Total Return             2007 36,359,366 11.59 - 14.18 488,859,178     3.35        0.50 - 2.30        5.11 - 7.15
   Investment Division                2006 34,594,371 10.91 - 13.25 438,011,087     2.71        0.50 - 2.30        2.13 - 4.13
                                      2005 33,143,919 10.57 - 12.74 406,268,866     0.02        0.50 - 2.30      (0.05) - 1.76
                                      2004 24,585,923 11.61 - 12.52 298,386,525     7.25        0.50 - 2.30        0.83 - 4.42
                                      2003 18,545,938 11.31 - 11.99 217,219,652     1.35        0.50 - 2.30        2.06 - 3.81

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                     As of December 31                  For the year ended December 31
                                            ------------------------------------ ---------------------------------------------
                                                       Unit Value/1/             Investment/2/ Expense Ratio/3/ Total Return/4/
                                                        Lowest to       Net         Income        Lowest to        Lowest to
                                              Units    Highest ($)   Assets ($)   Ratio (%)      Highest (%)      Highest (%)
                                            ---------- ------------- ----------- ------------  ---------------  ----------------
  MIST RCM Technology                  2007 15,828,573   6.02 - 8.14 109,742,282       --        0.50 - 2.30       25.82 - 30.86
   Investment Division                 2006  9,455,156   4.68 - 6.24  51,235,788       --        0.50 - 2.30         2.83 - 4.82
                                       2005  9,833,932   4.55 - 5.97  51,898,685       --        0.95 - 2.30        8.57 - 10.35
                                       2004 11,146,560   4.19 - 5.41  54,272,225       --        0.95 - 2.30       (6.49) -15.20
                                       2003 10,122,784   4.49 - 5.71  53,817,082       --        0.95 - 2.30       53.81 - 56.44

  MIST Lazard Mid-Cap                  2007  4,506,764 12.66 - 16.48  71,203,257     0.42        0.60 - 2.30     (4.93) - (3.30)
   Investment Division                 2006  3,342,852 13.18 - 16.84  54,992,866     0.36        0.95 - 2.30       12.05 - 13.87
                                       2005  2,877,414 11.76 - 14.81  41,868,418     0.21        0.95 - 2.30         5.63 - 7.40
                                       2004  2,505,486 10.95 - 13.82  34,153,806       --        0.95 - 2.30        7.34 - 13.37
                                       2003  1,639,487 11.82 - 12.19  19,818,859       --        0.95 - 2.30       23.48 - 25.15

  MIST Met/AIM Small Cap               2007  2,078,620 14.54 - 16.96  33,578,933       --        0.50 - 2.30        8.53 - 10.51
   Growth Investment Division          2006  1,763,663 13.18 - 15.26  25,970,736       --        0.60 - 2.30       11.55 - 13.48
                                       2005  1,475,123 11.68 - 13.45  19,296,323       --        0.60 - 2.30         5.85 - 7.60
                                       2004  1,153,716 10.86 - 12.50 142,129,409       --        0.60 - 2.30         4.15 - 8.60
                                       2003    738,910 11.41 - 11.77   8,617,886       --        0.95 - 2.30       35.85 - 37.82

  MIST Harris Oakmark                  2007 18,591,597 16.12 - 20.62 364,951,267     0.83        0.50 - 2.30     (3.38) - (1.50)
   International Investment Division   2006 16,996,340 16.51 - 20.96 341,781,933     2.25        0.50 - 2.30       25.93 - 28.37
                                       2005  9,989,980 12.90 - 16.11 158,028,315     0.05        0.95 - 2.30       11.65 - 13.40
                                       2004  4,686,847 11.70 - 14.23  65,755,444     0.01        0.95 - 2.30       12.68 - 19.58
                                       2003  1,186,711 11.54 - 11.90  14,031,601     1.51        0.95 - 2.30       32.08 - 33.86

  MIST Oppenheimer Capital             2007  2,700,894  9.70 - 13.22  29,078,859     0.01        0.50 - 2.30       11.68 - 13.72
   Appreciation Investment Division    2006  1,339,707  8.74 - 11.66  12,773,771     0.12        0.95 - 2.20         5.28 - 6.80
                                       2005    448,382  8.36 - 10.93   4,043,647     0.02        0.95 - 2.05         3.23 - 3.55
                                       2004         42   8.34 - 8.44         357     0.74        1.15 - 1.45         4.89 - 5.24
                                       2003         13   7.95 - 8.00         101       --        1.15 - 1.30       26.59 - 27.23

  MIST Legg Mason Partners Aggressive  2007  3,543,970  7.38 - 12.29  28,433,627     0.12        0.95 - 2.30       (0.07) - 1.63
   Growth Investment Division          2006  4,041,330  7.39 - 12.09  32,049,679       --        0.95 - 2.30     (3.91) - (2.50)
                                       2005  3,428,990  7.69 - 12.41  28,090,437       --        0.95 - 2.30       10.93 - 12.78
                                       2004  2,835,847  6.93 - 11.00  20,717,976       --        0.95 - 2.30        6.11 - 10.53
                                       2003  2,454,927   6.62 - 6.88  16,719,126       --        0.95 - 2.30       26.94 - 28.84

  MIST Third Avennue Small             2007    372,086 17.25 - 18.31   6,558,207     0.92        0.50 - 1.55     (4.52) - (3.51)
   Cap Value Investment Division       2006    263,473 18.07 - 18.97   4,845,048     0.40        0.50 - 1.55       11.39 - 12.57
                                       2005    138,389 16.22 - 16.46   2,276,433       --        1.15 - 1.55       13.74 - 14.15
                                       2004     27,952 14.26 - 14.42     403,590     0.43        1.15 - 1.55       24.54 - 25.07
                                       2003     11,639 11.47 - 11.53     134,143     0.46        1.15 - 1.30       39.37 - 39.76

  MIST Neuberger Berman Real           2007 17,742,339  2.76 - 16.85 289,685,350     0.99        0.50 - 2.30    (16.95) -(15.35)
   Estate Investment Division          2006 19,640,662  3.27 - 19.92 382,243,470     0.93        0.50 - 2.30       34.50 - 37.01
                                       2005 11,156,645  2.39 - 14.51 159,988,876       --        0.95 - 2.30       10.69 - 12.61
                                       2004  4,508,731 12.76 - 12.89  57,896,986     3.20        0.95 - 2.30       27.56 - 28.90

  MIST Legg Mason Value                2007  3,317,525   8.61 - 9.88  31,321,834       --        0.95 - 2.30     (8.06) - (6.61)
   Equity Investment Division          2006  3,401,505  9.36 - 10.58  34,609,899     0.08        0.95 - 2.30       10.59 - 12.34

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Continued)

6. FINANCIAL HIGHLIGHTS -- (Continued)

                                                    As of December 31                   For the year ended December 31
                                         ---------------------------------------- -------------------------------------------
                                                     Unit Value/1/                Investment/2/ Expense Ratio/3/ Total Return/4/
                                                      Lowest to         Net          Income        Lowest to       Lowest to
                                           Units     Highest ($)     Assets ($)    Ratio (%)      Highest (%)     Highest (%)
                                         ---------- --------------- ------------- ------------  ---------------  --------------
  MIST Cyclical Growth ETF          2007  1,055,765   11.65 - 12.13    12,579,610       --        0.50 - 2.30      3.20 - 5.09
   Investment Division              2006    322,952   11.30 - 11.50     3,692,601     1.65        0.95 - 2.20    11.38 - 12.93

  MIST Cyclical Growth and          2007    447,213   11.37 - 11.84     5,202,299       --        0.50 - 2.30      2.99 - 4.87
   Income ETF Investment Division   2006    266,996   11.05 - 11.23     2,982,650     2.24        0.95 - 2.20     9.30 - 10.72

  MIST PIMCO Inflation Protected    2007  3,447,591   11.63 - 12.70    41,963,317     1.70        0.65 - 2.30     8.27 - 10.36
   Bond Investment Division         2006  1,228,621   10.74 - 11.51    13,684,136       --        0.65 - 2.30    (1.89) - 0.00

  MIST Janus Forty                  2007    277,193 141.84 - 304.58    50,512,056       --        0.50 - 2.30    27.14 - 29.47
   Investment Division/b/

  MIST BlackRock Large Cap Core     2007 25,948,608   14.57 - 95.85 1,097,474,099       --        0.60 - 2.30      3.94 - 5.74
   Investment Division/b/

  Variable B                        2007    167,124  48.23 - 178.48    28,073,493     1.59               1.00      5.57 - 6.09
   Investment Division              2006    202,085  45.46 - 169.07    32,075,445     1.35               1.00            13.22
                                    2005    256,179  39.84 - 149.63    34,430,948     1.11               1.00      2.64 - 4.24
                                    2004    280,320  38.22 - 145.78    35,610,341     0.76               1.00      7.09 - 9.21
                                    2003    282,208          133.49    42,740,424     0.92               1.00            28.06

  Variable C                        2007     11,081 178.48 - 221.14     2,233,598     1.54               1.00      5.57 - 6.63
   Investment Division              2006     11,969 169.07 - 207.39     2,255,006     1.36               1.00            13.61
                                    2005     16,427 149.63 - 181.74     2,530,897     1.22               1.00      2.64 - 3.66
                                    2004     16,427 145.78 - 175.32     2,571,598     0.45               1.00     9.21 - 10.31
                                    2003     17,037          133.49     1,145,818     0.88               1.00            28.06

  American Funds Growth             2007  7,732,180  15.36 - 206.31 1,339,638,488     0.81        0.50 - 2.30     9.50 - 11.62
   Investment Division              2006  7,208,741  13.81 - 185.02 1,130,973,142     0.85        0.50 - 2.55     5.17 - 11.04
                                    2005  5,817,927  12.65 - 165.46   843,004,006     0.74        0.60 - 2.30     8.32 - 15.21
                                    2004  4,245,543 100.66 - 143.62   542,082,661     0.20        0.85 - 2.30     3.61 - 11.54
                                    2003  2,563,562  93.64 - 128.76   298,879,317     0.13        0.50 - 2.45    33.11 - 37.49

  American Funds Growth-            2007  7,633,730  13.47 - 140.21   901,350,156     1.55        0.50 - 2.30      2.38 - 4.25
   Income Investment Division       2006  7,224,552  12.99 - 134.49   825,698,989     1.64        0.50 - 2.55     9.93 - 16.07
                                    2005  6,416,996  11.36 - 115.07   648,646,801     1.42        0.60 - 2.30    (1.34) - 4.93
                                    2004  5,181,523  76.86 - 109.66   506,094,791     1.02        0.85 - 2.30      4.85 - 9.44
                                    2003  3,156,560  72.87 - 100.20   286,012,415     1.21        0.50 - 2.45    27.64 - 31.17

  American Funds Global             2007 20,755,088   20.82 - 37.63   728,759,168     2.98        0.50 - 2.30    18.36 - 20.64
   Small Capitalization             2006 17,064,435   17.31 - 31.23   501,254,164     0.46        0.50 - 2.55    20.10 - 23.25
   Investment Division              2005 12,642,767   14.09 - 25.17   304,247,953     0.88        0.60 - 2.30    21.12 - 24.46
                                    2004  8,037,895   18.07 - 20.25   156,789,112       --        0.85 - 2.30    11.42 - 35.71
                                    2003  4,021,904   15.43 - 16.80    66,037,812     0.40        0.95 - 2.45    49.82 - 52.14

  American Funds Bond               2007 11,482,973   14.02 - 17.18   179,627,859     8.58        0.50 - 2.30      0.71 - 2.66
   Investment Division              2006  3,656,960   13.92 - 16.74    56,220,877     0.65        0.50 - 2.55      3.55 - 6.42

1The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
2These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Division invests.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                    OF METROPOLITAN LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (Concluded)

6. FINANCIAL HIGHLIGHTS -- (Concluded)

3These amounts represent the annualized contract expenses of the Separate
 Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, series, or fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
aFor the period January 1, 2007 to April 27, 2007.
bFor the period April 30, 2007 to December 31, 2007.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and changed its method of accounting for defined benefit pension and other postretirement plans as required by accounting guidance adopted on December 31, 2006.

/s/ DELOITTE & TOUCHE LLP

New York, New York
April 3, 2008

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2007       2006
                                                                --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $157,779 and $157,673,
     respectively)............................................  $161,664   $162,385
  Equity securities available-for-sale, at estimated fair
     value (cost: $4,053 and $3,000, respectively)............     4,304      3,487
  Trading securities, at estimated fair value (cost: $456 and
     $548, respectively)......................................       457        563
  Mortgage and consumer loans.................................    40,012     35,939
  Policy loans................................................     8,736      8,587
  Real estate and real estate joint ventures held-for-
     investment...............................................     5,351      4,308
  Real estate held-for-sale...................................       172        177
  Other limited partnership interests.........................     4,945      3,670
  Short-term investments......................................       678      1,244
  Other invested assets.......................................     8,975      6,960
                                                                --------   --------
     Total investments........................................   235,294    227,320
Cash and cash equivalents.....................................     2,331      1,455
Accrued investment income.....................................     2,529      2,328
Premiums and other receivables................................    25,351      9,707
Deferred policy acquisition costs and value of business
  acquired....................................................    12,141     12,043
Other assets..................................................     6,548      6,240
Separate account assets.......................................    89,720     80,965
                                                                --------   --------
     Total assets.............................................  $373,914   $340,058
                                                                ========   ========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $ 99,840   $ 96,599
  Policyholder account balances...............................    87,660     80,498
  Other policyholder funds....................................     7,743      7,372
  Policyholder dividends payable..............................       991        957
  Policyholder dividend obligation............................       789      1,063
  Short-term debt.............................................       357        833
  Long-term debt..............................................     3,215      2,369
  Collateral financing arrangements...........................       850        850
  Junior subordinated debt securities.........................       399        399
  Shares subject to mandatory redemption......................       159        278
  Current income tax payable..................................       392        781
  Deferred income tax liability...............................     1,926      2,453
  Payables for collateral under securities loaned and other
     transactions.............................................    28,952     32,119
  Other liabilities...........................................    29,620     13,330
  Separate account liabilities................................    89,720     80,965
                                                                --------   --------
     Total liabilities........................................   352,613    320,866
                                                                --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 15)
STOCKHOLDER'S EQUITY:
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued and outstanding at
  December 31, 2007 and 2006..................................         5          5
Additional paid-in capital....................................    14,426     14,343
Retained earnings.............................................     5,529      3,812
Accumulated other comprehensive income........................     1,341      1,032
                                                                --------   --------
     Total stockholder's equity...............................    21,301     19,192
                                                                --------   --------
     Total liabilities and stockholder's equity...............  $373,914   $340,058
                                                                ========   ========




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                           2007      2006      2005
                                                         -------   -------   -------
REVENUES
Premiums...............................................  $21,345   $20,284   $19,256
Universal life and investment-type product policy
  fees.................................................    2,246     2,183     1,948
Net investment income..................................   13,486    12,297    11,718
Other revenues.........................................    1,002       890       820
Net investment gains (losses)..........................     (464)     (827)      179
                                                         -------   -------   -------
       Total revenues..................................   37,615    34,827    33,921
                                                         -------   -------   -------
EXPENSES
Policyholder benefits and claims.......................   22,264    21,137    20,445
Interest credited to policyholder account balances.....    3,777     3,247     2,596
Policyholder dividends.................................    1,687     1,671     1,647
Other expenses.........................................    6,344     6,314     5,717
                                                         -------   -------   -------
       Total expenses..................................   34,072    32,369    30,405
                                                         -------   -------   -------
Income from continuing operations before provision for
  income tax...........................................    3,543     2,458     3,516
Provision for income tax...............................    1,138       636     1,093
                                                         -------   -------   -------
Income from continuing operations......................    2,405     1,822     2,423
Income from discontinued operations, net of income
  tax..................................................       27       104       830
                                                         -------   -------   -------
Net income.............................................  $ 2,432   $ 1,926   $ 3,253
                                                         =======   =======   =======




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                             ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                           -----------------------------------------
                                                                                 NET          FOREIGN       DEFINED
                                                   ADDITIONAL                UNREALIZED       CURRENCY      BENEFIT
                                          COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION      PLANS
                                          STOCK      CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS   ADJUSTMENT    TOTAL
                                         -------   ----------   --------   --------------   -----------   ----------   -------
Balance at January 1, 2005.............  $     5    $ 13,827     $ 2,696     $     2,408     $      186    $   (130)   $18,992
Treasury stock transactions, net -- by
  subsidiary...........................                  (15)                                                              (15)
Issuance of stock options -- by
  subsidiary...........................                   (4)                                                               (4)
Dividends on common stock..............                           (3,200)                                               (3,200)
Comprehensive income:
  Net income...........................                            3,253                                                 3,253
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                              184                                   184
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             (783)                                 (783)
     Foreign currency translation
       adjustments, net of income tax..                                                             (49)                   (49)
     Additional minimum pension
       liability adjustment, net of
       income tax......................                                                                          89         89
                                                                                                                       -------
     Other comprehensive income
       (loss)..........................                                                                                   (559)
                                                                                                                       -------
  Comprehensive income.................                                                                                  2,694
                                         -------    --------     -------     -----------     ----------    --------    -------
Balance at December 31, 2005...........        5      13,808       2,749           1,809            137         (41)    18,467
Treasury stock transactions, net -- by
  subsidiary...........................                   12                                                                12
Excess tax benefits related to stock-
  based compensation...................                   34                                                                34
Capital contribution from Holding
  Company -- (Notes 2 and 17)..........                  489                                                               489
Dividends on common stock..............                             (863)                                                 (863)
Comprehensive income:
  Net income...........................                            1,926                                                 1,926
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                              (20)                                  (20)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                              (93)                                  (93)
     Foreign currency translation
       adjustments, net of income tax..                                                               7                      7
     Additional minimum pension
       liability adjustment, net of
       income tax......................                                                                         (18)       (18)
                                                                                                                       -------
     Other comprehensive income
       (loss)..........................                                                                                   (124)
                                                                                                                       -------
  Comprehensive income.................                                                                                  1,802
                                                                                                                       -------
     Adoption of SFAS 158, net of
       income tax......................                                                                        (749)      (749)
                                         -------    --------     -------     -----------     ----------    --------    -------
Balance at December 31, 2006...........        5      14,343       3,812           1,696            144        (808)    19,192
Cumulative effect of changes in
  accounting principles, net of income
  tax (Note 1).........................                             (215)                                                 (215)
                                         -------    --------     -------     -----------     ----------    --------    -------
Balance at January 1, 2007.............        5      14,343       3,597           1,696            144        (808)    18,977
Treasury stock transactions, net -- by
  subsidiary...........................                   10                                                                10
Capital contribution from Holding
  Company -- (Notes 10 and 17).........                    7                                                                 7
Excess proceeds received on sale of
  interests in affiliate -- (Note 17)..                   30                                                                30
Excess tax benefits related to stock-
  based compensation...................                   36                                                                36
Dividends on common stock..............                             (500)                                                 (500)
Comprehensive income:
  Net income...........................                            2,432                                                 2,432
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                              (15)                                  (15)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             (339)                                 (339)
     Foreign currency translation
       adjustments, net of income tax..                                                             139                    139
     Defined benefit plans adjustment,
       net of income tax...............                                                                         524        524
                                                                                                                       -------
     Other comprehensive income........                                                                                    309
                                                                                                                       -------
  Comprehensive income.................                                                                                  2,741
                                         -------    --------     -------     -----------     ----------    --------    -------
Balance at December 31, 2007...........       $5     $14,426     $ 5,529          $1,342           $283       $(284)   $21,301
                                         =======    ========     =======     ===========     ==========    ========    =======




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                         2007       2006        2005
                                                       --------   --------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income...........................................  $  2,432   $  1,926   $   3,253
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses..........       368        308         299
     Amortization of premiums and accretion of
       discounts associated with investments, net....      (592)      (467)       (203)
     (Gains) losses from sales of investments and
       businesses, net...............................       420        687      (1,379)
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests.....................................      (433)      (376)       (399)
     Interest credited to policyholder account
       balances......................................     3,777      3,247       2,596
     Universal life and investment-type product
       policy fees...................................    (2,246)    (2,183)     (1,948)
     Change in accrued investment income.............      (201)      (295)        (24)
     Change in premiums and other receivables........       228     (3,565)       (734)
     Change in deferred policy acquisition costs,
       net...........................................      (598)      (672)       (504)
     Change in insurance-related liabilities.........     4,022      3,743       3,794
     Change in trading securities....................       188       (196)       (375)
     Change in income tax payable....................       715        144         147
     Change in other assets..........................      (232)       772        (236)
     Change in other liabilities.....................    (1,309)     1,109       1,878
     Other, net......................................        51        (37)         24
                                                       --------   --------   ---------
Net cash provided by operating activities............     6,590      4,145       6,189
                                                       --------   --------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.......................    73,576     73,351     118,459
     Equity securities...............................     1,265        858         777
     Mortgage and consumer loans.....................     8,085      7,632       7,890
     Real estate and real estate joint ventures......       503        847       1,922
     Other limited partnership interests.............       764      1,253         953
  Purchases of:
     Fixed maturity securities.......................   (73,375)   (90,163)   (119,375)
     Equity securities...............................    (2,204)      (731)     (1,057)
     Mortgage and consumer loans.....................   (11,891)   (10,535)     (9,473)
     Real estate and real estate joint ventures......    (1,369)    (1,069)     (1,323)
     Other limited partnership interests.............    (1,459)    (1,551)     (1,012)
  Net change in short-term investments...............       582       (362)        409
  Purchases of subsidiaries, net of cash received of
     $0, $0 and $0, respectively.....................        --       (193)         --
  Proceeds from sales of businesses, net of cash
     disposed of $0, $0 and $43, respectively........        25         48         260
  Excess proceeds received on sale of interests in
     affiliate.......................................        30         --          --
  Net change in policy loans.........................      (149)      (176)       (156)
  Net change in other invested assets................    (1,587)    (1,084)       (598)
  Net change in property, equipment and leasehold
     improvements....................................       (88)      (109)       (114)
  Other, net.........................................        22         (4)        (69)
                                                       --------   --------   ---------
Net cash used in investing activities................  $ (7,270)  $(21,988)  $  (2,507)
                                                       --------   --------   ---------




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................  $ 39,125   $ 37,411   $ 30,008
     Withdrawals......................................   (34,135)   (31,366)   (26,732)
  Net change in payables for collateral under
     securities loaned and other transactions.........    (3,167)    11,110     (4,221)
  Net change in short-term debt.......................      (476)       380       (992)
  Long-term debt issued...............................     1,705          8      1,216
  Long-term debt repaid...............................      (894)      (112)      (794)
  Collateral financing arrangements issued............        --        850         --
  Capital contribution from the Holding Company.......         7         93         --
  Shares subject to mandatory redemption..............      (131)        --         --
  Junior subordinated debt securities issued..........        --         --        399
  Dividends on common stock...........................      (500)      (863)    (3,200)
  Debt and equity issuance costs......................        (8)       (13)        --
  Other, net..........................................        30         13         (7)
                                                        --------   --------   --------
Net cash provided by (used in) financing activities...     1,556     17,511     (4,323)
                                                        --------   --------   --------
Change in cash and cash equivalents...................       876       (332)      (641)
Cash and cash equivalents, beginning of year..........     1,455      1,787      2,428
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  2,331   $  1,455   $  1,787
                                                        ========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year...................................  $     --   $     --   $     58
                                                        ========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE,
  END OF YEAR.........................................  $     --   $     --   $     --
                                                        ========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year...................................  $  1,455   $  1,787   $  2,370
                                                        ========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS,
  END OF YEAR.........................................  $  2,331   $  1,455   $  1,787
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest.........................................  $    332   $    256   $    203
                                                        ========   ========   ========
     Income tax.......................................  $  1,010   $    197   $  1,385
                                                        ========   ========   ========
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed................................  $     --   $     --   $    366
       Less: liabilities disposed.....................        --         --        269
                                                        --------   --------   --------
       Net assets disposed............................        --         --         97
       Plus: equity securities received...............        --         --         43
       Less: cash disposed............................        --         --         43
                                                        --------   --------   --------
       Business disposition, net of cash disposed.....  $     --   $     --   $     97
                                                        ========   ========   ========
     Contribution of equity securities to MetLife
       Foundation.....................................  $     --   $     --   $      1
                                                        ========   ========   ========
     Real estate acquired in satisfaction of debt.....  $     --   $      6   $      1
                                                        ========   ========   ========
     Contribution of other intangible assets, net of
       deferred income tax............................  $     --   $    377   $     --
                                                        ========   ========   ========
     Excess of net assets over purchase price for
       subsidiary.....................................  $     --   $     19   $     --
                                                        ========   ========   ========




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     Metropolitan Life Insurance Company and its subsidiaries (collectively, the "Company") is a leading provider of insurance and other financial services with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. The Company is organized into three operating segments: Institutional, Individual and Reinsurance, as well as Corporate & Other. The Reinsurance segment has operations in various international markets. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (the "Holding Company").

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) Metropolitan Life Insurance Company and its subsidiaries; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 9. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1.7 billion and $1.5 billion at December 31, 2007 and 2006, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation. Such reclassifications include $850 million relating to long-term debt reclassified to collateral financing arrangements on the consolidated balance sheet at December 31, 2006 and the consolidated statement of cash flow for the year ended December 31, 2006. See Note 11 for a description of the transaction. See also
Note 20 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the liability for future policyholder benefits;

          (viii) accounting for income taxes and the valuation of deferred tax assets;

          (ix)  accounting for reinsurance transactions;

          (x)   accounting for employee benefit plans; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:(i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist principally of leveraged leases and funds withheld at interest. Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies, and equal to the net statutory reserves, are withheld and continue to be legally owned by the ceding companies. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the treaty terms which may be contractually specified or directly related to the investment portfolio and records it in net investment income. Other invested assets also include stand-alone derivatives with positive fair values and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain structured investment transactions, real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses) except for those (i) in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company, and (ii) in net investment income for all derivatives held in relation to the trading portfolios. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.1 billion at December 31, 2007 and 2006, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $622 million and $538 million at December 31, 2007 and 2006, respectively. Related depreciation and amortization expense was $109 million, $101 million and $94 million for the years ended December 31, 2007, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.1 billion and $1.0 billion at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $760 million and $664 million at December 31, 2007 and 2006, respectively. Related amortization expense was $102 million, $93 million and $97 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts (dividend paying traditional contracts within the closed block) future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7% and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3% to 10%.

     Participating business represented approximately 9% of the Company's life insurance in-force, and 76% of the number of life insurance policies in-force, at both December 31, 2007 and 2006. Participating policies represented approximately 36% and 36%, 34% and 33%, and 35% and 34% of gross and net life insurance premiums for the years ended December 31, 2007, 2006 and 2005, respectively. The percentages indicated are calculated excluding the business of the reinsurance segment.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 5% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

     Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid-up guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 2% to 17%, less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Income Taxes

     The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The Company participates in a tax sharing agreement with the Holding Company. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) the Holding Company to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 14) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year Treasury securities, for each account balance. As of December 31, 2007, virtually all the obligations are calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), as amended, established the accounting for pension plan obligations. Under SFAS 87, the projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     SFAS No. 106, Employers' Accounting for Postretirement Benefits Other than Pensions ("SFAS 106"), as amended, established the accounting for expected postretirement plan benefit obligations ("EPBO") which represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligations ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     Prior to December 31, 2006, the funded status of the pension and other postretirement plans, which is the difference between the fair value of plan assets and the PBO for pension plans and the APBO for other postretirement plans (collectively, the "Benefit Obligations"), were offset by the unrecognized actuarial gains or losses, prior service cost and transition obligations to determine prepaid or accrued benefit cost, as applicable. The net amount was recorded as a prepaid or accrued benefit cost, as applicable. Further, for pension plans, if the ABO exceeded the fair value of the plan assets, that excess was recorded as an additional minimum pension liability with a corresponding intangible asset. Recognition of the intangible asset was limited to the amount of any unrecognized prior service cost. Any additional minimum pension liability in excess of the allowable intangible asset was charged, net of income tax, to accumulated other comprehensive income.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans -- an amendment of FASB Statements No. 87, 88, 106, and SFAS No. 132(r) ("SFAS 158"). Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the Benefit Obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     The Company also sponsors defined contribution savings and investment plans ("SIP") for substantially all employees under which a portion of participant contributions are matched. Applicable matching contributions are

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the SIP trust, no liability for matching contributions is recognized in the consolidated balance sheets.

  Stock-Based Compensation

     Stock-based compensation recognized in the Company's consolidated results of operations is allocated from the Holding Company. The accounting policies described below represent those that the Holding Company applies in determining such allocated expense.

     Stock-based compensation grants prior to January 1, 2003 were accounted for using the intrinsic value method prescribed by Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and related interpretations. Compensation expense, if any, was recorded based upon the excess of the quoted market price at grant date over the amount the employee was required to pay to acquire the stock. Under the provisions of APB 25, there was no compensation expense resulting from the issuance of stock options as the exercise price was equivalent to the fair market value at the date of grant. Compensation expense was recognized under the Long-Term Performance Compensation Plan ("LTPCP"), as described more fully in Note 17.

     Stock-based awards granted after December 31, 2002 but prior to January 1, 2006 were accounted for on a prospective basis using the fair value accounting method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended by SFAS No. 148, Accounting for Stock-Based Compensation -- Transition and Disclosure ("SFAS 148"). The fair value method of SFAS 123 required compensation expense to be measured based on the fair value of the equity instrument at the grant or award date. Stock-based compensation was accrued over the vesting period of the grant or award, including grants or awards to retirement-eligible employees. As required by SFAS 148, the Company discloses the pro forma impact as if the stock options granted prior to January 1, 2003 had been accounted for using the fair value provisions of SFAS 123 rather than the intrinsic value method prescribed by APB 25. See Note 17.

     Effective January 1, 2006, the Holding Company adopted, using the modified prospective transition method, SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which replaces SFAS 123 and supersedes APB 25. The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations. SFAS 123(r) requires that the cost of all stock-based transactions be measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. Although the terms of the Holding Company's stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, the Company recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. SFAS 123(r) also requires an estimation of future forfeitures of stock-based awards to be incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $35 million increase in the liability for unrecognized tax benefits, an $11 million decrease in the interest liability for unrecognized tax benefits, and a corresponding reduction to the January 1, 2007 balance of retained earnings of $13 million, net of $11 million of minority interest. See also Note 14.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $202 million, net of income tax of $116 million, which was recorded as a reduction to retained earnings.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Holding Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

          (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

          (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

          (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

          (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

          (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $749 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also Summary of "Significant Accounting Policies and Critical Accounting Estimates" and Note 16.

  Stock Compensation Plans

     As described previously, effective January 1, 2006, the Holding Company adopted SFAS 123(r) including supplemental application guidance issued by the U.S. Securities and Exchange Commission ("SEC") in Staff Accounting Bulletin ("SAB") No. 107, Share-Based Payment ("SAB 107") -- using the modified prospective transition method. In accordance with the modified prospective transition method, results for prior periods have not been restated. SFAS 123(r) requires that the cost of all stock-based transactions be measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. The Holding Company had previously adopted the fair value method of accounting for stock-based awards as prescribed by SFAS 123 on a prospective basis effective January 1, 2003, and prior to January 1, 2003, accounted for its stock-based awards to employees under the intrinsic value method prescribed by APB 25. The Holding Company did not modify the substantive terms of any existing awards prior to adoption of SFAS 123(r).

     Under the modified prospective transition method, compensation expense recognized during the year ended December 31, 2006 includes: (a) compensation expense for all stock-based awards granted prior to, but not yet vested as of January 1, 2006, based on the grant date fair value estimated in accordance with the original provisions of SFAS 123, and (b) compensation expense for all stock-based awards granted beginning January 1, 2006, based on the grant date fair value estimated in accordance with the provisions of SFAS 123(r).

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations as all stock-based awards accounted for under the intrinsic value method prescribed by APB 25 had vested prior to the adoption date and the Company, in conjunction with the Holding Company, had adopted the fair value recognition provisions of SFAS 123 on January 1, 2003. As required by SFAS 148, and carried forward in the provisions of SFAS 123(r), the Company discloses the pro forma impact as if stock-based awards accounted for under APB 25 had been accounted for under the fair value method in Note 17.

     SFAS 123 allowed forfeitures of stock-based awards to be recognized as a reduction of compensation expense in the period in which the forfeiture occurred. Upon adoption of SFAS 123(r), the Holding Company changed its policy and now incorporates an estimate of future forfeitures into the determination of compensation expense when recognizing expense over the requisite service period. The impact of this change in accounting policy was not significant to the Company's financial position or results of operations as of the date of adoption.

     Additionally, for awards granted after adoption, the Holding Company changed its policy from recognizing expense for stock-based awards over the requisite service period to recognizing such expense over the shorter of the requisite service period or the period to attainment of retirement-eligibility. The pro forma impact of this change in expense recognition policy for stock-based compensation is detailed in Note 17.

     Prior to the adoption of SFAS 123(r), the Company presented tax benefits of deductions resulting from the exercise of stock options within operating cash flows in the consolidated statements of cash flows. SFAS 123(r) requires tax benefits resulting from tax deductions in excess of the compensation cost recognized for those options be classified and reported as a financing cash inflow upon adoption of SFAS 123(r).

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

            (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

            (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

            (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

            (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted FASB Staff Position ("FSP") No. FAS 13-2, Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction ("FSP 13-2"). FSP 13-2 amends SFAS No. 13, Accounting for Leases, to require that a lessor review the projected timing of income tax cash flows generated by a leveraged lease annually or more frequently if events or circumstances indicate that a change in timing has occurred or is projected to occur. In addition, FSP 13-2 requires that the change in the net investment balance resulting from the recalculation be recognized as a gain or loss from continuing operations in the same line item in which leveraged lease income is recognized in the year in which the assumption is changed. The adoption of FSP 13-2 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively Emerging Issues Task Force ("EITF") Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FSP No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. While the Company does not expect such changes in valuation to have a material impact on the Company's financial statements at January 1, 2008, the addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there is no material impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1") . Upon adoption of SOP 07-1, the Company must also adopt the provisions of FSP No. FSP FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"),

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for nonacquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP FAS 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2.  ACQUISITIONS AND DISPOSITIONS

     On October 20, 2006, the Holding Company sold its subsidiary, Citicorp Life Insurance Company and its subsidiary, First Citicorp Life Insurance Company (collectively, "CLIC") to the Company for $135 million in cash consideration. The net assets of CLIC acquired by the Company were $154 million. The excess of the net assets of CLIC received over the purchase price resulted in an increase of $19 million in additional paid-in capital. In connection with the sale and merger of CLIC with and into Metropolitan Life Insurance Company, the Holding Company contributed $17 million to the Company. See Note 17.

     On September 30, 2006, the Company acquired MetLife Retirement Services LLC ("MRS") (formerly, CitiStreet Retirement Services LLC), and its subsidiaries from an affiliate, Metropolitan Tower Life Insurance Company ("MTL") for approximately $58 million in cash consideration settled in the fourth quarter of 2006. The assets acquired are principally comprised of $52 million related to the value of customer relationships acquired ("VOCRA"). Further information on VOCRA is described in Note 7.

     On July 1, 2005, the Holding Company completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). On September 30, 2006, the Company received a capital contribution, as described in
Note 17, from the Holding Company of $377 million in the form of intangible assets related to the value of distribution agreements ("VODA") of $389 million, net of deferred income tax of $12 million, for which the Company receives the benefit. The VODA originated through the Holding Company's acquisition of Travelers and was transferred at its amortized cost basis. Further information on VODA is described in Note 7.

     See Note 20 for information on the disposition of P.T. Sejahtera ("MetLife Indonesia") and SSRM Holdings, Inc. ("SSRM").

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                       ------------------------------------------------
                                                        GROSS
                                        COST OR       UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities............   $ 53,468   $1,518   $1,292    $ 53,694     33.2%
Residential mortgage-backed
  securities.........................     37,187      456      249      37,394     23.1
Foreign corporate securities.........     25,704    1,449      480      26,673     16.5
U.S. Treasury/agency securities......     14,274    1,297        1      15,570      9.6
Commercial mortgage-backed
  securities.........................     13,122      213      105      13,230      8.2
Asset-backed securities..............      7,528       33      340       7,221      4.5
Foreign government securities........      5,743    1,424       24       7,143      4.4
State and political subdivision
  securities.........................        519       13       10         522      0.4
Other fixed maturity securities......        234       12       29         217      0.1
                                        --------   ------   ------    --------    -----
  Total fixed maturity securities....   $157,779   $6,415   $2,530    $161,664    100.0%
                                        ========   ======   ======    ========    =====
Common stock.........................   $  1,999   $  540   $   93    $  2,446     56.8%
Non-redeemable preferred stock.......      2,054       34      230       1,858     43.2
                                        --------   ------   ------    --------    -----
  Total equity securities............   $  4,053   $  574   $  323    $  4,304    100.0%
                                        ========   ======   ======    ========    =====




                                                       DECEMBER 31, 2006
                                       ------------------------------------------------
                                                        GROSS
                                        COST OR       UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities............   $ 51,003   $1,829   $  492    $ 52,340     32.2%
Residential mortgage-backed
  securities.........................     34,617      312      204      34,725     21.4
Foreign corporate securities.........     23,228    1,381      226      24,383     15.0
U.S. Treasury/agency securities......     20,662      944      108      21,498     13.2
Commercial mortgage-backed
  securities.........................     11,794      164       72      11,886      7.3
Asset-backed securities..............      9,369       55       41       9,383      5.8
Foreign government securities........      5,024    1,238       12       6,250      3.9
State and political subdivision
  securities.........................      1,743       27       12       1,758      1.1
Other fixed maturity securities......        233        6       77         162      0.1
                                        --------   ------   ------    --------    -----
  Total fixed maturity securities....   $157,673   $5,956   $1,244    $162,385    100.0%
                                        ========   ======   ======    ========    =====
Common stock.........................   $  1,454   $  457   $   14    $  1,897     54.4%
Non-redeemable preferred stock.......      1,546       59       15       1,590     45.6
                                        --------   ------   ------    --------    -----
  Total equity securities............   $  3,000   $  516   $   29    $  3,487    100.0%
                                        ========   ======   ======    ========    =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $7.8 billion and $7.3 billion to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $1.5 billion and $2.0 billion, respectively, and unrealized losses of $139 million and $3 million, respectively. These securities are classified within asset-backed securities in the immediately preceding table. At December 31, 2007, 36% have been guaranteed by financial guarantors, of which 59% was guaranteed by financial guarantors who remain Aaa rated through February 2008. Overall, at December 31, 2007, $3.5 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $1.6 billion, $1.4 billion and $479 million at December 31, 2007, are included within corporate securities, asset-backed securities and state and political subdivisions, respectively, and 82% were guaranteed by financial guarantors who remain Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $11.9 billion and $12.0 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains of $87 million and $534 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $12 million and $10 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were $11 million and $3 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $  2,793    $  2,889     $  4,531    $  4,616
Due after one year through five years...     27,817      28,560       28,494      29,095
Due after five years through ten years..     26,059      26,452       25,535      26,071
Due after ten years.....................     43,273      45,918       43,333      46,609
                                           --------    --------     --------    --------
  Subtotal..............................     99,942     103,819      101,893     106,391
Mortgage-backed and asset-backed
  securities............................     57,837      57,845       55,780      55,994
                                           --------    --------     --------    --------
  Total fixed maturity securities.......   $157,779    $161,664     $157,673    $162,385
                                           ========    ========     ========    ========



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2007      2006      2005
                                                   -------   -------   -------
                                                          (IN MILLIONS)
Proceeds.........................................  $54,680   $57,861   $97,347
Gross investment gains...........................  $   545   $   387   $   623
Gross investment losses..........................  $  (660)  $  (855)  $  (956)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                   DECEMBER 31, 2007
                                ------------------------------------------------------
                                                      EQUAL TO OR
                                  LESS THAN 12      GREATER THAN 12
                                     MONTHS             MONTHS              TOTAL
                                ----------------   ----------------   ----------------
                                ESTI-     GROSS    ESTI-     GROSS    ESTI-     GROSS
                                MATED    UNREAL-   MATED    UNREAL-   MATED    UNREAL-
                                 FAIR     IZED      FAIR     IZED      FAIR     IZED
                                VALUE     LOSS     VALUE     LOSS     VALUE     LOSS
                                -----   --------   -----   --------   -----   --------
                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
                                $18,-              $6,1-              $24,-
U.S. corporate securities.....    213    $  907       21     $385       334    $1,292
Residential mortgage-backed      9,4-               4,0-               13,-
  securities..................     16       180       79       69       495       249
                                 6,8-               3,2-               10,-
Foreign corporate securities..     98       306       78      174       176       480
U.S. Treasury/agency
  securities..................    125         1      279       --       404         1
Commercial mortgage-backed       1,7-               2,2-               3,9-
  securities..................     23        59       46       46        69       105
                                 4,9-                                  5,7-
Asset-backed securities.......     32       267      808       73        40       340
Foreign government
  securities..................    563        16      215        8       778        24
State and political
  subdivision securities......    155         7       81        3       236        10
Other fixed maturity
  securities..................     74        29       --       --        74        29
                                -----   --------   -----   --------   -----   --------
  Total fixed maturity          $42,-              $17,-              $59,-
     securities...............    099    $1,772      107     $758       206    $2,530
                                =====   ========   =====   ========   =====   ========
                                $1,8-                                 $2,1-
Equity securities.............     68    $  283    $ 293     $ 40        61    $  323
                                =====   ========   =====   ========   =====   ========
Total number of securities in
  an unrealized loss             3,6-               2,8-
  position....................     37                 48
                                =====              =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                       DECEMBER 31, 2006
                                  ------------------------------------------------------------------------------------------
                                                                  EQUAL TO OR GREATER THAN 12
                                       LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                                  ----------------------------   ----------------------------   ----------------------------
                                   ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                                  FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                                  ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $11,033      $       152       $ 8,162      $       340       $19,195     $         492
Residential mortgage-backed
  securities....................     10,108               52         8,329              152        18,437               204
Foreign corporate securities....      4,319               61         4,411              165         8,730               226
U.S. Treasury/agency
  securities....................      9,075               99           377                9         9,452               108
Commercial mortgage-backed
  securities....................      3,799               21         2,058               51         5,857                72
Asset-backed securities.........      3,184               27           662               14         3,846                41
Foreign government securities...        409                6           242                6           651                12
State and political subdivision
  securities....................        217                9           104                3           321                12
Other fixed maturity
  securities....................        122               77            --               --           122                77
                                    -------      -----------       -------      -----------       -------     -------------
  Total fixed maturity
     securities.................    $42,266             $504       $24,345             $740       $66,611            $1,244
                                    =======      ===========       =======      ===========       =======     =============
Equity securities...............    $   613             $ 17       $   287             $ 12       $   900            $   29
                                    =======      ===========       =======      ===========       =======     =============
Total number of securities in an
  unrealized loss position......      4,134                          2,129
                                    =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                 DECEMBER 31, 2007
                                              -------------------------------------------------------
                                              COST OR AMORTIZED   GROSS UNREALIZED      NUMBER OF
                                                     COST               LOSS            SECURITIES
                                              -----------------  -----------------  -----------------
                                              LESS THAN  20% OR  LESS THAN  20% OR  LESS THAN  20% OR
                                                 20%      MORE      20%      MORE      20%      MORE
                                              ---------  ------  ---------  ------  ---------  ------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months........................   $ 28,650  $1,250    $  896    $ 366    3,213      550
Six months or greater but less than nine
  months....................................      9,799      15       484        4      981       10
Nine months or greater but less than twelve
  months....................................      6,706      --       409       --      628        1
Twelve months or greater....................     17,790      10       690        4    1,690        6
                                               --------  ------   -------    -----
  Total.....................................    $62,945  $1,275   $ 2,479     $374
                                               ========  ======   =======    =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   DECEMBER 31, 2006
                                               --------------------------------------------------------
                                               COST OR AMORTIZED   GROSS UNREALIZED       NUMBER OF
                                                      COST               LOSS             SECURITIES
                                               -----------------  ------------------  -----------------
                                               LESS THAN  20% OR  LESS THAN   20% OR  LESS THAN  20% OR
                                                  20%      MORE      20%       MORE      20%      MORE
                                               ---------  ------  ---------  -------  ---------  ------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months.........................   $ 32,410   $  25    $  346   $     7    3,112      62
Six months or greater but less than nine
  months.....................................      1,657       3        28         1      300       1
Nine months or greater but less than twelve
  months.....................................      9,305      --       139        --      659      --
Twelve months or greater.....................     25,356      28       746         6    2,123       6
                                                --------   -----   -------   -------
  Total......................................    $68,728     $56   $ 1,259       $14
                                                ========   =====   =======   =======



     At December 31, 2007 and 2006, $2.5 billion and $1.3 billion, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $374 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 29% of the cost or amortized cost of such securities. Of such unrealized losses of $374 million, $366 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $14 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. Of such unrealized losses of $14 million, $7 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held 16 fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 8%, or $224 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held four fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 7%, or $95 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $2.9 billion and $1.3 billion, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    45%    39%
  Foreign corporate securities...............................    17     18
  Asset-backed securities....................................    12      3
  Residential mortgage-backed securities.....................     9     16
  Commercial mortgage-backed securities......................     4      6
  Other......................................................    13     18
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    35%     7%
  Industrial.................................................    18     24
  Mortgage-backed............................................    13     22
  Utility....................................................     9     12
  Government.................................................     1      9
  Other......................................................    24     26
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $26.9 billion and $30.1 billion and an estimated fair value of $27.9 billion and $31.0 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $28.7 billion and $32.0 billion at December 31, 2007 and 2006, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2007. Security collateral of $17 million on deposit from customers in connection with the securities lending transactions at December 31, 2006 could not have been sold or repledged and was not reflected in the consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ASSETS ON DEPOSIT AND HELD IN TRUST AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $1.7 billion and $1.2 billion at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities. Company securities held in trust to satisfy collateral requirements had a cost or amortized cost of $2.4 billion and $2.3 billion at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 4. Additionally, the Company has pledged certain of its fixed maturity securities and mortgage loans in support of its funding agreements as described in Note 7.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                           DECEMBER 31,
                                              -------------------------------------
                                                     2007                2006
                                              -----------------   -----------------
                                               AMOUNT   PERCENT    AMOUNT   PERCENT
                                              -------   -------   -------   -------
                                                          (IN MILLIONS)
Commercial mortgage loans...................  $31,145      78%    $28,369      78%
Agricultural mortgage loans.................    8,985      22       7,527      21
Consumer loans..............................       63      --         203       1
                                              -------   -------   -------   -------
  Total.....................................   40,193     100%     36,099     100%
                                                        =======             =======
Less: Valuation allowances..................      181                 160
                                              -------             -------
  Mortgage and consumer loans...............  $40,012             $35,939
                                              =======             =======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 20%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Texas and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $373 million and $372 million at December 31, 2007 and 2006, respectively.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $160   $149   $154
Additions..............................................    70     28     43
Deductions.............................................   (49)   (17)   (48)
                                                         ----   ----   ----
Balance at December 31,................................  $181   $160   $149
                                                         ====   ====   ====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Impaired loans with valuation allowances....................  $552   $371
Impaired loans without valuation allowances.................     8     39
                                                              ----   ----
  Subtotal..................................................   560    410
Less: Valuation allowances on impaired loans................    67     20
                                                              ----   ----
  Impaired loans............................................  $493   $390
                                                              ====   ====



     The average investment on impaired loans was $399 million, $145 million and $152 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $35 million, $1 million and $6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was $2 million and $9 million at December 31, 2007 and 2006, respectively. Interest income of less than $1 million, $1 million and $2 million was recognized on restructured loans for the years ended December 31, 2007, 2006 and 2005, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million, $1 million and $3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of $1 million and $7 million at December 31, 2007 and 2006, respectively. Mortgage and consumer loans on which interest is no longer accrued had an amortized cost of $18 million and $35 million at December 31, 2007 and 2006, respectively. Mortgage and consumer loans in foreclosure had an amortized cost of $6 million and $30 million at December 31, 2007 and 2006, respectively.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                             2007     2006
                                                           -------   ------
                                                             (IN MILLIONS)
Real estate..............................................  $ 4,124   $3,974
Accumulated depreciation.................................   (1,068)    (994)
                                                           -------   ------
Net real estate..........................................    3,056    2,980
Real estate joint ventures...............................    2,295    1,328
                                                           -------   ------
  Real estate and real estate joint ventures.............    5,351    4,308
Real estate held-for-sale................................      172      177
                                                           -------   ------
  Total real estate holdings.............................  $ 5,523   $4,485
                                                           =======   ======



     Related depreciation expense on real estate was $112 million, $107 million and $103 million for the years ended December 31, 2007, 2006 and 2005, respectively. These amounts include $13 million, $14 million and $30 million of depreciation expense related to discontinued operations for the years ended December 31, 2007, 2006 and 2005, respectively.

     There were no impairments recognized on real estate held-for-sale for the year ended December 31, 2007. Impairment losses recognized on real estate held-for-sale were $8 million and $5 million for the years ended

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


December 31, 2006 and 2005, respectively. The carrying value of non-income producing real estate was $8 million at both December 31, 2007 and 2006. The Company did not own real estate acquired in satisfaction of debt at December 31, 2007. The Company owned real estate acquired in satisfaction of debt of less than $1 million at December 31, 2006.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................  $2,417      44%    $2,335      52%
Apartments....................................   1,226      22        737      17
Retail........................................     561      10        534      12
Real estate investment funds..................     404       7        307       7
Development joint ventures....................     383       7        169       4
Industrial....................................     356       7        291       6
Land..........................................     107       2         50       1
Agriculture...................................       9      --         --      --
Other.........................................      60       1         62       1
                                                ------   -------   ------   -------
  Total real estate holdings..................  $5,523     100%    $4,485     100%
                                                ======   =======   ======   =======



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 20%, 10%, 10% and 10% of the Company's real estate holdings were located in California, Texas, Florida and New York, respectively.

  LEVERAGED LEASES

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                             2007     2006
                                                           -------   ------
                                                             (IN MILLIONS)
Rental receivables, net..................................  $ 1,483   $1,055
Estimated residual values................................    1,185      887
                                                           -------   ------
  Subtotal...............................................    2,668    1,942
Unearned income..........................................   (1,031)    (694)
                                                           -------   ------
  Investment in leveraged leases.........................  $ 1,637   $1,248
                                                           =======   ======



     The Company's deferred income tax liability related to leveraged leases was $798 million and $670 million at December 31, 2007 and 2006, respectively. The rental receivables set forth above are generally due in periodic installments. The payment periods range from one to 15 years, but in certain circumstances are as long as 30 years.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net income from investment in leveraged leases are as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Income from investment in leveraged leases (included
  in net investment income)...........................  $ 48     $ 51     $ 54
Less: Income tax expense on leveraged leases..........   (17)     (18)     (19)
                                                        ----     ----     ----
Net income from leveraged leases......................  $ 31     $ 33     $ 35
                                                        ====     ====     ====



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $4.9 billion and $3.7 billion at December 31, 2007 and 2006, respectively. Included within other limited partnership interests at December 31, 2007 and 2006 are $1.2 billion and $848 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $71 million, $67 million and $20 million, respectively, related to hedge funds.

  FUNDS WITHHELD AT INTEREST

     Funds withheld at interest, included in other invested assets, were $4.5 billion and $4.0 billion at December 31, 2007 and 2006, respectively.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2007      2006      2005
                                                   -------   -------   -------
                                                          (IN MILLIONS)
Fixed maturity securities........................  $10,169   $ 9,551   $ 8,588
Equity securities................................      183        58        53
Mortgage and consumer loans......................    2,426     2,315     2,246
Policy loans.....................................      523       495       497
Real estate and real estate joint ventures.......      775       708       504
Other limited partnership interests..............    1,141       705       676
Cash, cash equivalents and short-term
  investments....................................      154       201       113
Other............................................      534       465       381
                                                   -------   -------   -------
  Total investment income........................   15,905    14,498    13,058
Less: Investment expenses........................    2,419     2,201     1,340
                                                   -------   -------   -------
  Net investment income..........................  $13,486   $12,297   $11,718
                                                   =======   =======   =======



     For the years ended December 31, 2007, 2006 and 2005, affiliated net investment income of $21 million, $20 million and $16 million, respectively, related to fixed maturity securities; $12 million, less than $1 million and less than $1 million respectively, related to equity securities; and $66 million, $52 million and $3 million, respectively, related to other, are included in the table above. There was no affiliated investment income related to mortgage loans for the year ended December 31, 2007. For the years ended December 31, 2006 and 2005, affiliated investment income related to mortgage loans was $112 million and $189 million, respectively, which included the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

prepayment fees discussed below. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

     In the fourth quarter of 2006, MTL sold its Peter Cooper Village and Stuyvesant Town properties for $5.4 billion. Upon the closing of the transaction, MTL repaid the mortgage of $770 million, including accrued interest, held by the Company on these properties and paid a prepayment fee of $68 million which was recognized as affiliated investment income related to mortgage loans included in the table above.

     In the second quarter of 2005, MTL sold its 200 Park Avenue real estate property located in New York City, to a third party for $1.72 billion. Concurrent with the sale, MTL repaid the related $690 million mortgage, including accrued interest, it owed to the Company. Based on the terms of the loan agreement, the Company also received a $120 million prepayment fee from MTL, which was recognized when received as affiliated investment income related to mortgage loans included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(310)  $(572)  $(518)
Equity securities....................................    133      67     121
Mortgage and consumer loans..........................      4     (16)     31
Real estate and real estate joint ventures...........     45      38       7
Other limited partnership interests..................     35       2      43
Derivatives..........................................   (665)   (458)    410
Other................................................    294     112      85
                                                       -----   -----   -----
  Net investment gains (losses)......................  $(464)  $(827)  $ 179
                                                       =====   =====   =====



     For the years ended December 31, 2007, 2006 and 2005, affiliated net investment gains (losses) of $42 million, ($18) million and ($5) million, respectively, are included in derivatives and ($3) million, ($2) million and $33 million, respectively, are included within other in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $62 million, $37 million and $64 million for the years ended December 31, 2007, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Fixed maturity securities.........................  $ 3,785   $ 4,685   $ 5,972
Equity securities.................................      247       483       225
Derivatives.......................................     (262)     (238)     (207)
Minority interest.................................     (150)     (159)     (171)
Other.............................................      (14)       --       (82)
                                                    -------   -------   -------
  Subtotal........................................    3,606     4,771     5,737
                                                    -------   -------   -------
Amounts allocated from:
  Insurance liability loss recognition............     (366)     (806)   (1,259)
  DAC and VOBA....................................     (420)     (239)     (148)
  Policyholder dividend obligation................     (789)   (1,062)   (1,492)
                                                    -------   -------   -------
     Subtotal.....................................   (1,575)   (2,107)   (2,899)
                                                    -------   -------   -------
Deferred income tax...............................     (689)     (968)   (1,029)
                                                    -------   -------   -------
  Subtotal........................................   (2,264)   (3,075)   (3,928)
                                                    -------   -------   -------
Net unrealized investment gains (losses)..........  $ 1,342   $ 1,696   $ 1,809
                                                    =======   =======   =======



     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                       2007     2006      2005
                                                     -------   ------   -------
                                                            (IN MILLIONS)
Balance, January 1,................................  $ 1,696   $1,809   $ 2,408
Unrealized investment gains (losses) during the
  year.............................................   (1,165)    (966)   (2,556)
Unrealized investment gains (losses) of
  subsidiaries at the date of sale.................       --       --        15
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition......      440      453       694
  DAC and VOBA.....................................     (181)     (91)      259
  Policyholder dividend obligation.................      273      430       627
  Deferred income tax..............................      279       61       362
                                                     -------   ------   -------
Balance, December 31,..............................  $ 1,342   $1,696   $ 1,809
                                                     =======   ======   =======
Net change in unrealized investment gains
  (losses).........................................  $  (354)  $ (113)  $  (599)
                                                     =======   ======   =======



  TRADING SECURITIES

     The Company has a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities, the execution of short sale agreements and asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income related to fixed maturity securities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2007 and 2006, trading securities were $457 million and $563 million, respectively, and liabilities associated with the short sale agreements in the trading securities portfolio, which were included in other liabilities, were $107 million and $387 million, respectively. The Company had pledged $407 million and $614 million of its assets, primarily consisting of trading securities, as collateral to secure the liabilities associated with the short sale agreements in the trading securities portfolio at December 31, 2007 and 2006, respectively.

     During the years ended December 31, 2007, 2006 and 2005, interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on the trading securities and the related short sale agreement liabilities included within net investment income totaled $6 million, $32 million and ($3) million, respectively. Included within unrealized gains (losses) on such trading securities and short sale agreement liabilities, are changes in fair value of ($4) million, $3 million and less than $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that: (i) it is the primary beneficiary and which are consolidated in the Company's consolidated financial statements at December 31, 2007; and (ii) it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                          DECEMBER 31, 2007
                                         ---------------------------------------------------
                                            PRIMARY BENEFICIARY      NOT PRIMARY BENEFICIARY
                                         ------------------------   ------------------------
                                                        MAXIMUM                    MAXIMUM
                                            TOTAL     EXPOSURE TO      TOTAL     EXPOSURE TO
                                         ASSETS (1)     LOSS (2)    ASSETS (1)     LOSS (2)
                                         ----------   -----------   ----------   -----------
                                                            (IN MILLIONS)
Asset-backed securitizations...........    $    --     $      --      $   792         $  100
Real estate joint ventures (3).........         48            26          155             --
Other limited partnership interests
  (4)..................................          2             1       36,236          1,942
Trust preferred securities (5).........         --            --       37,882          2,149
Other investments (6)..................         --            --          358             49
                                         ----------   -----------   ----------   -----------
  Total................................        $50           $27      $75,423     $    4,240
                                         ==========   ===========   ==========   ===========



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of retained interests. In addition, the Company provides collateral management services for certain of these structures for which it collects a management fee. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

   (6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $162 million and $222 million, respectively, of its total invested assets in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $12 million, $10 million and $6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The MetLife Intermediate Income Pool (the "MIIP") was formed as a New York general partnership consisting solely of U.S. domestic insurance companies owned directly or indirectly by MetLife, Inc. and is managed by Metropolitan Life Insurance Company. Each partner's investment in the MIIP represents such partner's pro rata ownership interest in the pool. The affiliated companies' ownership interests in the pooled money market securities held by the MIIP was $101 million and $210 million as of December 31, 2007 and 2006, respectively. Net investment income allocated to affiliates from the MIIP was $7 million, $8 million, and $7 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates...........................................  $142   $ 97   $762
Amortized cost of assets transferred to affiliates.....  $145   $ 99   $723
Net investment gains (losses) recognized on transfers..  $ (3)  $ (2)  $ 39
Estimated fair value of assets transferred from
  affiliates...........................................  $778   $307   $691

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................  $ 48,554   $  416      $  614      $17,865    $ 207      $   79
Interest rate floors...............    32,855      420          --       25,955      193          --
Interest rate caps.................    34,784       44          --       19,754      119          --
Financial futures..................     6,127       35          34        6,824       52          19
Foreign currency swaps.............    16,220      639       1,608       14,952      287       1,102
Foreign currency forwards..........     1,807       41          11        1,204       22           4
Options............................     1,423      123          --            1        1          --
Financial forwards.................     3,449       63           1        2,900       12          24
Credit default swaps...............     5,754       52          31        5,023        4          16
Synthetic GICs.....................     3,670       --          --        3,739       --          --
Other..............................       250       43          --          250       56          --
                                     --------   ------      ------      -------    -----     -------
  Total............................  $154,893   $1,876      $2,299      $98,467    $ 953     $ 1,244
                                     ========   ======      ======      =======    =====     =======



     The above table does not include notional amounts for equity futures and equity variance swaps. At December 31, 2007, the Company owned 171 equity futures. The Company did not own equity futures at December 31, 2006. Fair values of equity futures are included in financial futures in the preceding table. At both December 31, 2007 and 2006, the Company owned 132,000 equity variance swaps. Fair values of equity variance swaps are included in financial forwards in the preceding table.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:


                                                                 REMAINING LIFE
                             --------------------------------------------------------------------------------------
                                                  AFTER ONE YEAR      AFTER FIVE YEARS
                             ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS     TOTAL
                             ----------------   ------------------   -----------------   ---------------   --------
                                                                  (IN MILLIONS)
Interest rate swaps.......           $10,021              $24,746              $ 7,900          $ 5,887    $ 48,554
Interest rate floors......                --               13,068               19,787               --      32,855
Interest rate caps........            21,204               13,580                   --               --      34,784
Financial futures.........             6,127                   --                   --               --       6,127
Foreign currency swaps....             1,612                6,468                6,556            1,584      16,220
Foreign currency
  forwards................             1,799                   --                   --                8       1,807
Options...................                --                   --                1,250              173       1,423
Financial forwards........                --                   --                   --            3,449       3,449
Credit default swaps......               305                3,985                1,215              249       5,754
Synthetic GICs............               317                   --                   --            3,353       3,670
Other.....................                --                   --                   --              250         250
                             ----------------   ------------------   -----------------   ---------------   --------
  Total...................     $      41,385     $         61,847     $         36,708     $     14,953    $154,893
                             ================   ==================   =================   ===============   ========



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities, as well as to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption. Swaptions are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward starting swaps where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


instrument such as a U.S. Treasury or Agency security. The Company also enters into certain credit default swaps held in relation to trading portfolios.

     A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or to synthetically create investments and are included in the other classification in the preceding table.

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2007                 DECEMBER 31, 2006
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Fair value...................  $  9,301   $  630      $   94      $ 7,890    $ 290      $   84
Cash flow....................     3,084       23         311        2,656       33         149
Foreign operations...........       686       --         116          489       --          39
Non-qualifying...............   141,822    1,223       1,778       87,432      630         972
                               --------   ------     -------      -------    -----     -------
  Total......................  $154,893   $1,876     $ 2,299      $98,467     $953     $ 1,244
                               ========   ======     =======      =======    =====     =======



     The following table presents the settlement payments recorded in income for the:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Qualifying hedges:
  Net investment income................................  $ 24   $ 48   $ 42
  Interest credited to policyholder account balances...   (28)   (26)    17
Non-qualifying hedges:
  Net investment income................................    (5)    --     --
  Net investment gains (losses)........................   197    225     86
                                                         ----   ----   ----
     Total.............................................  $188   $247   $145
                                                         ====   ====   ====



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Changes in the fair value of derivatives.............  $ 319   $ 278   $(118)
Changes in the fair value of the items hedged........   (308)   (278)    116
                                                       -----   -----   -----
Net ineffectiveness of fair value hedging
  activities.........................................  $  11   $  --   $  (2)
                                                       =====   =====   =====



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (iv) financial forwards to buy and sell securities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized net investment gains (losses) of ($21) million which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. The net amounts reclassified into net investment losses for the years ended December 31, 2007, 2006 and 2005 related to such discontinued cash flow hedges were $3 million, $3 million and $42 million, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,.................................................  $(238)  $(207)  $(447)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow
  hedges.............................................   (185)    (30)    168
Amounts reclassified to net investment gains
  (losses)...........................................    150     (15)     72
Amounts reclassified to net investment income........     12      15       2
Amortization of transition adjustment................     (1)     (1)     (2)
                                                       -----   -----   -----
Other comprehensive income (loss) balance at December
  31,................................................  $(262)  $(238)  $(207)
                                                       =====   =====   =====



     At December 31, 2007, $91 million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps, options and non-derivative financial instruments to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2007, 2006 and 2005.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2007, 2006 and 2005 include gains (losses) of ($144) million, ($7) million and ($27) million, respectively, related to foreign currency contracts and non-derivative financial instruments used to hedge its net investments in foreign operations. At December 31, 2007 and 2006, the cumulative foreign currency translation loss recorded in accumulated other comprehensive income related to these hedges was $235 million and $91 million, respectively. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) swaptions to sell embedded call options in fixed rate liabilities; (iv) credit default swaps to economically hedge exposure to adverse movements in credit; (v) equity futures, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (vi) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads; (vii) financial forwards to buy and sell securities; (viii) synthetic guaranteed interest contracts; (ix) credit default swaps and TRRs to synthetically create investments; (x) basis swaps to better match the cash flows of assets and related liabilities; (xi) credit default swaps held in relation to trading portfolios; and (xii) swaptions to hedge interest rate risk.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED DECEMBER
                                                                       31,
                                                              --------------------
                                                               2007    2006   2005
                                                              -----   -----   ----
                                                                  (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...............................................  $(743)  $(701)  $372
Net investment income (1)...................................  $  20   $  --   $ --


--------

   (1) Changes in fair value related to derivatives held in relation to trading portfolios.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and modified coinsurance contracts.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Embedded derivative assets..................................  $ 91   $ 57
Embedded derivative liabilities.............................  $694   $164


     The following table presents changes in fair value related to embedded derivatives:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2007   2006   2005
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Net investment gains (losses)..........................  $(135)  $ 12   $ 29
Interest credited to policyholder account balances.....  $ (66)  $(80)  $(45)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $233 million and $94 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $98 million and $16 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     As of December 31, 2007 and 2006, the Company provided collateral of $162 million and $80 million, respectively, which is included in fixed maturity securities in the consolidated balance sheets. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2007 and 2006, the Company pledged collateral of $33 million and $23 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                       DAC      VOBA    TOTAL
                                                     -------   -----   -------
                                                           (IN MILLIONS)
Balance at January 1, 2005.........................  $10,255   $ 807   $11,062
  Capitalizations..................................    1,619      --     1,619
                                                     -------   -----   -------
       Subtotal....................................   11,874     807    12,681
                                                     -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).................       13       2        15
     Unrealized investment gains (losses)..........     (244)    (15)     (259)
     Other expenses................................    1,304      66     1,370
                                                     -------   -----   -------
       Total amortization..........................    1,073      53     1,126
                                                     -------   -----   -------
  Less: Dispositions and other.....................      120      (3)      117
                                                     -------   -----   -------
Balance at December 31, 2005.......................   10,681     757    11,438
  Capitalizations..................................    1,677      --     1,677
                                                     -------   -----   -------
       Subtotal....................................   12,358     757    13,115
                                                     -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).................     (136)     (2)     (138)
     Unrealized investment gains (losses)..........      105     (14)       91
     Other expenses................................    1,248     (21)    1,227
                                                     -------   -----   -------
       Total amortization..........................    1,217     (37)    1,180
                                                     -------   -----   -------
  Less: Dispositions and other.....................      (85)    (23)     (108)
                                                     -------   -----   -------
Balance at December 31, 2006.......................   11,226     817    12,043
  Effect of SOP 05-1 adoption......................     (195)   (123)     (318)
  Capitalizations..................................    1,689      --     1,689
                                                     -------   -----   -------
       Subtotal....................................   12,720     694    13,414
                                                     -------   -----   -------
  Less: Amortization related to:
     Net investment gains (losses).................     (224)     (1)     (225)
     Unrealized investment gains (losses)..........      110      71       181
     Other expenses................................    1,364      21     1,385
                                                     -------   -----   -------
       Total amortization..........................    1,250      91     1,341
                                                     -------   -----   -------
  Less: Dispositions and other.....................      (68)     --       (68)
                                                     -------   -----   -------
Balance at December 31, 2007.......................  $11,538   $ 603   $12,141
                                                     =======   =====   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $48 million in 2008, $41 million in 2009, $35 million in 2010, $37 million in 2011 and $38 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

6.  GOODWILL

     Goodwill, which is included in other assets, is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Balance at January 1,.......................................  $202   $200
Acquisitions................................................     2      2
                                                              ----   ----
Balance at December 31,.....................................  $204   $202
                                                              ====   ====



7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                            DECEMBER 31,
                                   -------------------------------------------------------------
                                                                                OTHER
                                     FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                        BENEFITS        ACCOUNT BALANCES        FUNDS
                                   -----------------   -----------------   ---------------
                                     2007      2006      2007      2006     2007     2006
                                   -------   -------   -------   -------   ------   ------
                                                         (IN MILLIONS)
Institutional
  Group life.....................  $ 3,326   $ 3,250   $13,207   $12,774   $2,359   $2,252
  Retirement & savings...........   26,119    25,797    38,749    32,396      213       20
  Non-medical health & other.....   10,430     9,339       501        --      595      529
Individual
  Traditional life...............   51,457    50,737        --        --    1,431    1,395
  Universal variable life........      229       207     6,121     6,129      791      746
  Annuities......................    1,817     1,879    20,056    20,604       14      375
  Other..........................       --        --     2,368     2,381        1        1
International....................      324       291         4         3        2        1
Reinsurance......................    6,159     5,140     6,656     6,213    2,298    1,979
Corporate and Other (1)..........      (21)      (41)       (2)       (2)      39       74
                                   -------   -------   -------   -------   ------   ------
     Total.......................  $99,840   $96,599   $87,660   $80,498   $7,743   $7,372
                                   =======   =======   =======   =======   ======   ======



     (1) Corporate and Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $406 million and $422 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $613 million and $278 million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were ($251) million and $177 million at December 31, 2007 and 2006, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                            2007         2006
                                                         ---------    ---------
                                                              (IN MILLIONS)
Balance at January 1,..................................       $439         $ --
Capitalization.........................................         --          441
Amortization...........................................         (8)          (2)
                                                         ---------    ---------
Balance at December 31,................................  $     431    $     439
                                                         =========    =========



     The value of the other identifiable intangibles included in the table above reflects the estimated fair value of Citigroup/Travelers distribution agreement and customer relationships acquired at the original acquisition date and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discounted rate of 11.5% was used to value these intangible assets.

     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $12 million in 2008, $15 million in 2009, $18 million in 2010, $21 million in 2011 and $24 million in 2012. See Note 2 for a description of acquisitions and dispositions.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                       YEARS ENDED DECEMBER
                                                                31,
                                                       --------------------
                                                        2007    2006   2005
                                                       -----   -----   ----
                                                           (IN MILLIONS)
Balance at January 1,................................   $121    $ 95    $75
Capitalization.......................................     29      31     29
Amortization.........................................    (18)     (5)    (9)
                                                       -----   -----   ----
Balance at December 31,..............................  $ 132   $ 121   $ 95
                                                       =====   =====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $71.4 billion and $64.5 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $18.3 billion and $16.5 billion at December 31, 2007 and 2006, respectively. The latter category consisted primarily of Met Managed GICs and participating close-out contracts. The average interest rate credited on these contracts was 4.73% and 4.63% at December 31, 2007 and 2006, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1.3 billion, $1.2 billion and $1.1 billion for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company's proportional interest in separate accounts is included in the consolidated balance sheets as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Fixed maturity securities....................................   $ 6    $ 5
Equity securities............................................   $35    $35
Cash and cash equivalents....................................   $ 1    $ 1


     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its GIC program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2007, 2006 and 2005, the Company issued $4.6 billion, $5.2 billion and $4.0 billion, respectively, and repaid $3.7 billion, $1.5 billion and $1.1 billion, respectively, of GICs under this program. At December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $19.1 billion and $16.8 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $918 million, $673 million and $384 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     Metropolitan Life Insurance Company is a member of the Federal Home Loan Bank of New York ("FHLB of NY") and holds $339 million and $136 million of common stock of the FHLB of NY at December 31, 2007 and 2006, respectively, which is included in equity securities. Metropolitan Life Insurance Company has also entered into funding agreements with the FHLB of NY whereby Metropolitan Life Insurance Company has issued such funding agreements in exchange for cash and for which the FHLB of NY has been granted a lien on certain Metropolitan Life Insurance Company assets, including residential mortgage-backed securities to collateralize Metropolitan Life Insurance Company 's obligations under the funding agreements. Metropolitan Life Insurance Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by Metropolitan Life Insurance Company , the FHLB of NY's recovery on the collateral is limited to the amount of Metropolitan Life Insurance Company 's liability to the FHLB of NY. The amount of the Company's liability for funding agreements with the FHLB of NY was $4.6 billion at December 31, 2007, which is included in policyholder account balances. The advances on these agreements are collateralized by residential mortgage-backed securities with fair values of $4.8 billion at December 31, 2007. Metropolitan Life Insurance Company did not have any funding agreements with the FHLB of NY at December 31, 2006.

     Metropolitan Life Insurance Company has issued funding agreements to certain trusts that have issued securities guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances,

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such trusts was $2.5 billion and $1.5 billion at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural real estate mortgage loans with fair values of $2.9 billion and $1.7 billion at December 31, 2007 and 2006, respectively.

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Balance at January 1,.............................  $ 4,500   $ 4,191   $ 3,847
  Less: Reinsurance recoverables..................     (268)     (295)     (292)
                                                    -------   -------   -------
Net balance at January 1,.........................    4,232     3,896     3,555
                                                    -------   -------   -------
Incurred related to:
  Current year....................................    3,743     2,997     2,791
  Prior years.....................................     (104)      (28)      (41)
                                                    -------   -------   -------
                                                      3,639     2,969     2,750
                                                    -------   -------   -------
Paid related to:
  Current year....................................   (2,077)   (1,814)   (1,667)
  Prior years.....................................     (885)     (819)     (742)
                                                    -------   -------   -------
                                                     (2,962)   (2,633)   (2,409)
                                                    -------   -------   -------
Net balance at December 31,.......................    4,909     4,232     3,896
  Add: Reinsurance recoverables...................      265       268       295
                                                    -------   -------   -------
Balance at December 31,...........................  $ 5,174   $ 4,500   $ 4,191
                                                    =======   =======   =======



     During 2007 and 2006, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $104 million and $28 million, respectively, due to improved loss ratio for non-medical health claim liabilities and improved claim management.

     In 2005, the claims and claim adjustment expenses decreased by $41 million due to a refinement in the estimation methodology for non-medical health long-term care claim liabilities, improved loss ratio for non-medical health claims liabilities and improved claim management.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                             DECEMBER 31,
                                ---------------------------------------------------------------------
                                              2007                                 2006
                                --------------------------------     --------------------------------
                                    IN THE               AT              IN THE               AT
                                EVENT OF DEATH     ANNUITIZATION     EVENT OF DEATH     ANNUITIZATION
                                --------------     -------------     --------------     -------------
                                                            (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value........    $     3,937               N/A         $    3,233               N/A
Net amount at risk (2)........    $         7(3)            N/A         $       --(3)            N/A
Average attained age of
  contractholders.............     60 years                 N/A          59 years                N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value........    $    36,404        $    6,524         $   34,362        $    5,273
Net amount at risk (2)........    $       399(3)     $       86(4)      $      354(3)     $       16(4)
Average attained age of
  contractholders.............       62 years         57 years            61 years         57 years
TWO TIER ANNUITIES
General account value.........            N/A        $      286                N/A        $      296
Net amount at risk (2)........            N/A        $       51(5)             N/A        $       53(5)
Average attained age of
  contractholders.............            N/A          60 years                N/A          58 years



                                                           DECEMBER 31,
                                        -------------------------------------------------
                                                  2007                      2006
                                        -----------------------   -----------------------
                                         SECONDARY     PAID UP     SECONDARY     PAID UP
                                        GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                        ----------   ----------   ----------   ----------
                                                          (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS
  (1)
Account value (general and separate
  account)............................   $   6,550    $   1,403    $   6,094    $   1,770
Net amount at risk (2)................   $ 103,219(3) $  13,482(3) $ 101,431(3) $  14,500(3)
Average attained age of
  policyholders.......................    47 years     54 years     46 years     53 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

   (5) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                            UNIVERSAL AND VARIABLE
                                                                LIFE CONTRACTS
                                                           -----------------------
                                   ANNUITY CONTRACTS
                              --------------------------
                              GUARANTEED     GUARANTEED
                                 DEATH     ANNUITIZATION    SECONDARY     PAID UP
                               BENEFITS       BENEFITS     GUARANTEES   GUARANTEES     TOTAL
                              ----------   -------------   ----------   ----------   ---------
                                                        (IN MILLIONS)
Balance at January 1, 2005..  $        6   $           7   $        6   $        7   $      26
Incurred guaranteed
  benefits..................           4              --            3            3          10
Paid guaranteed benefits....          (2)             --           (1)          --          (3)
                              ----------   -------------   ----------   ----------   ---------
Balance at December 31,
  2005......................           8               7            8           10          33
Incurred guaranteed
  benefits..................           1              --            1           (1)          1
Paid guaranteed benefits....          (3)             --           --           --          (3)
                              ----------   -------------   ----------   ----------   ---------
Balance at December 31,
  2006......................           6               7            9            9          31
Incurred guaranteed
  benefits..................           4               8            4            3          19
Paid guaranteed benefits....          (2)             --           --           --          (2)
                              ----------   -------------   ----------   ----------   ---------
Balance at December 31,
  2007......................         $ 8             $15          $13          $12         $48
                              ==========   =============   ==========   ==========   =========



     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $23,494   $23,510
  Bond..................................................    3,430     2,757
  Balanced..............................................    5,312     1,125
  Money Market..........................................      350       220
  Specialty.............................................      402       522
                                                          -------   -------
     Total..............................................  $32,988   $28,134
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various franchises. This practice was initiated by the different franchises for different products starting at various points in time between 1992 and 2000. During 2005, the Company changed its

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. In addition, the Company reinsures a significant portion of the mortality risk on its individual universal life policies issued since 1983. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company had also protected itself through the purchase of combination risk coverage. This reinsurance coverage pooled risks from several lines of business and included individual and group life claims in excess of $2 million per policy. This combination risk coverage was commuted during 2005.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     In the Reinsurance Segment, Reinsurance Group of America, Incorporated ("RGA"), retains a maximum of $6 million of coverage per individual life with respect to its assumed reinsurance business.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2007      2006      2005
                                                   -------   -------   -------
                                                          (IN MILLIONS)
Direct premiums..................................  $17,413   $16,960   $16,466
Reinsurance assumed..............................    5,961     5,061     4,517
Reinsurance ceded................................   (2,029)   (1,737)   (1,727)
                                                   -------   -------   -------
Net premiums.....................................  $21,345   $20,284   $19,256
                                                   =======   =======   =======
Reinsurance recoverables netted against
  policyholder benefits and claims...............  $ 1,637   $ 1,552   $ 1,495
                                                   =======   =======   =======



     Reinsurance recoverables, included in premiums and other receivables, were $21.2 billion and $5.2 billion at December 31, 2007 and 2006, respectively, including $17.2 billion and $1.2 billion for years ending December 31, 2007 and 2006, respectively, relating to reinsurance of long-term GICs, structured settlement lump sum contracts and closed block liabilities accounted for as financing transactions, and $1.1 billion and $1.4 billion at December 31, 2007 and 2006, respectively, relating to the reinsurance of investment-type contracts held by small market defined contribution plans. Reinsurance and ceded commissions payables, included in other liabilities, were $323 million and $202 million at December 31, 2007 and 2006, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has reinsurance agreements with certain of the Holding Company's subsidiaries, including Exeter Reassurance Company, Ltd., Texas Life Insurance Company ("TLIC"), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI USA"), MetLife Investors Insurance Company, MetLife Reinsurance Company of Charleston ("MRC"), and MTL, all of which are related parties. At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $17.6 billion and $20.1 billion, respectively. At December 31, 2006, comparable assets and liabilities were $1.7 billion and $5.6 billion, respectively.

     The following table reflects the related party reinsurance information recorded in income for the:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2007   2006    2005
                                                        ----   ----   -----
                                                           (IN MILLIONS)
Assumed premiums......................................  $ 52   $ 42   $  37
Assumed fees, included in universal life and
  investment-type product policy fees.................  $  2   $  1   $  --
Interest earned on assumed reinsurance, included in
  other revenues......................................  $ (4)  $ (3)  $  (3)
Assumed benefits, included in policyholder benefits
  and claims..........................................  $ 54   $ 86   $ 108
Assumed benefits, included in interest credited to
  policyholder account balances.......................  $ 18   $ 11   $   8
Assumed acquisition costs, included in other
  expenses............................................  $144   $322   $ 137
Ceded premiums........................................  $113   $116   $ 141
Ceded fees, included in universal life and investment-
  type product policy fees............................  $112   $ 64   $ 218
Ceded fees, included in net investment gains
  (losses)............................................  $ --   $ --   $   6
Interest earned on ceded reinsurance, included in
  other revenues......................................  $ --   $ --   $   2
Ceded benefits, included in policyholder benefits and
  claims..............................................  $ 80   $ 69   $  85
Ceded benefits, included in interest credited to
  policyholder account balances.......................  $ 65   $ 49   $  42
Ceded benefits, included in policyholder dividends....  $ 29   $ 27   $  24
Interest costs on ceded reinsurance, included in other
  expenses............................................  $  5   $ (2)  $(120)


     The Company has ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded amounts were $42 million, ($18) million and ($5) million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective January 1, 2005, a subsidiary of the Company, General American Life Insurance Company ("GALIC") entered into a reinsurance agreement to cede an in-force block of business to MLI USA, an affiliate. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, GALIC transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in-force as of December 31, 2004. As a result of the transfer of assets, GALIC recognized a realized gain of $19 million, net of income taxes. GALIC also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, GALIC ceded premiums and related fees of $121 million, $119 million and $192 million, respectively, and ceded benefits and related costs of $86 million, $98 million and $143 million, respectively, for the years ended December 31, 2007, 2006 and 2005.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2007 and 2006 were $1.1 billion and $1.0 billion, respectively.

     On December 1, 2006, TLIC recaptured business previously ceded under a 2002 reinsurance treaty with the Company. The agreement required the Company to assume, on a co-insurance basis, certain structured settlement business from TLIC. On January 5, 2007, the Company transferred cash in the amount of $989 million, which represented $984 million for the fair value of the returned future policy benefits plus $5 million in interest. For the year ended December 31, 2006, as a result of this transaction, the Company recognized an expense of $184 million.

     In December 2007, the Company ceded a portion of its closed block liabilities on a coinsurance with funds withheld basis to MRC, an affiliate. The cession to MRC does not transfer significant risk and therefore is accounted for under the deposit method. In connection with this transaction the Company recorded in premiums and other receivables, an affiliated receivable of $16 billion and in other liabilities, an affiliated funds withheld liability of $16 billion.

9.  CLOSED BLOCK

     On April 7, 2000, (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block liabilities and assets designated to the closed block is as follows:

                                                                      DECEMBER 31,
                                                                    ----------------
                                                                      2007     2006
                                                                    -------  -------
                                                                      (IN MILLIONS)
CLOSED BLOCK LIABILITIES
  Future policy benefits..........................................  $43,362  $43,089
  Other policyholder funds........................................      323      282
  Policyholder dividends payable..................................      709      701
  Policyholder dividend obligation................................      789    1,063
  Payables for collateral under securities loaned and other
     transactions.................................................    5,610    6,483
  Other liabilities...............................................      290      192
                                                                    -------  -------
     Total closed block liabilities...............................   51,083   51,810
                                                                    -------  -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $29,631 and $30,286, respectively)....   30,481   31,255
  Equity securities available-for-sale, at estimated fair value
     (cost: $1,555 and $1,184, respectively)......................    1,875    1,484
  Mortgage loans on real estate...................................    7,472    7,848
  Policy loans....................................................    4,290    4,212
  Real estate and real estate joint ventures held-for-investment..      297      242
  Short-term investments..........................................       14       62
  Other invested assets...........................................      829      644
                                                                    -------  -------
     Total investments............................................   45,258   45,747
Cash and cash equivalents.........................................      333      255
Accrued investment income.........................................      485      517
Deferred income tax assets........................................      640      754
Premiums and other receivables....................................      151      156
                                                                    -------  -------
     Total assets designated to the closed block..................   46,867   47,429
                                                                    -------  -------
Excess of closed block liabilities over assets designated to the
  closed block....................................................    4,216    4,381
                                                                    -------  -------
Amounts included in accumulated other comprehensive income:
  Unrealized investment gains (losses), net of income tax of $424
     and $457, respectively.......................................      751      812
  Unrealized gains (losses) on derivative instruments, net of
     income tax of ($19) and ($18), respectively..................      (33)     (32)
  Allocated to policyholder dividend obligation, net of income tax
     of ($284) and ($381), respectively...........................     (505)    (681)
                                                                    -------  -------
  Total amounts included in accumulated other comprehensive
     income.......................................................      213       99
                                                                    -------  -------
Maximum future earnings to be recognized from closed block assets and liabilities.................................................  $ 4,429  $ 4,480
                                                                    =======  =======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Information regarding the closed block policyholder dividend obligation is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2007     2006     2005
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Balance at January 1,.....................................  $1,063   $1,607   $2,243
Impact on revenues, net of expenses and income tax........      --     (114)      (9)
Change in unrealized investment and derivative gains
  (losses)................................................    (274)    (430)    (627)
                                                            ------   ------   ------
Balance at December 31,...................................  $  789   $1,063   $1,607
                                                            ======   ======   ======



Information regarding the closed block revenues and expenses is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2007     2006     2005
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $2,870   $2,959   $3,062
  Net investment income and other revenues................   2,350    2,355    2,382
  Net investment gains (losses)...........................      28     (130)      10
                                                            ------   ------   ------
     Total revenues.......................................   5,248    5,184    5,454
                                                            ------   ------   ------
EXPENSES
  Policyholder benefits and claims........................   3,457    3,474    3,478
  Policyholder dividends..................................   1,492    1,479    1,465
  Change in policyholder dividend obligation..............      --     (114)      (9)
  Other expenses..........................................     231      247      263
                                                            ------   ------   ------
     Total expenses.......................................   5,180    5,086    5,197
                                                            ------   ------   ------
Revenues, net of expenses before income tax...............      68       98      257
Income tax................................................      21       34       90
                                                            ------   ------   ------
Revenues, net of expenses and income tax from continuing
  operations..............................................      47       64      167
Revenues, net of expenses and income tax from discontinued
  operations..............................................      --        1       --
                                                            ------   ------   ------
Revenues, net of expenses and income tax and discontinued
  operations..............................................  $   47   $   65   $  167
                                                            ======   ======   ======



     The change in the maximum future earnings of the closed block is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                         2007     2006     2005
                                                        ------   ------   ------
                                                              (IN MILLIONS)
Balance at December 31,...............................  $4,429   $4,480   $4,545
Less:
  Cumulative effect of a change in accounting
     principle, net of income tax.....................      (4)      --       --
                                                        ------   ------   ------
Balance at January 1,.................................   4,480    4,545    4,712
                                                        ------   ------   ------
Change during year....................................  $  (47)  $  (65)  $ (167)
                                                        ======   ======   ======



     Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

10.  LONG-TERM AND SHORT-TERM DEBT

     Long-term and short-term debt outstanding is as follows:

                                            INTEREST RATES
                                       ------------------------                 DECEMBER 31,
                                                       WEIGHTED               ---------------
                                           RANGE        AVERAGE    MATURITY    2007     2006
                                       -------------   --------   ---------   ------   ------
                                                                               (IN MILLIONS)
Senior notes.........................  5.63% - 6.75%     6.08%    2011-2017   $  497   $  200
Surplus notes -- affiliated..........  5.85% - 7.38%     6.61%    2009-2037    1,394      800
Surplus notes........................  7.63% - 7.88%     7.76%    2015-2025      697      697
Capital notes -- affiliated..........      7.13%         7.13%    2032-2033      500      500
Fixed rate notes.....................  5.50% - 7.25%     6.68%       2008         73      107
Other notes with varying interest
  rates..............................  4.45% - 4.50%     4.47%    2010-2012        3        3
Capital lease obligations............                                             51       62
                                                                              ------   ------
Total long-term debt.................                                          3,215    2,369
Total short-term debt................                                            357      833
                                                                              ------   ------
  Total..............................                                         $3,572   $3,202
                                                                              ======   ======



     The aggregate maturities of long-term debt as of December 31, 2007 for the next five years are $85 million in 2008, $13 million in 2009, $2 million in 2010, $201 million in 2011, $1 million in 2012 and $2,912 million thereafter.

     Capital lease obligations are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes, fixed rate notes and other notes with varying interest rates, followed by subordinated debt which consists of junior subordinated debentures. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other debt, may be made only with the prior approval of the insurance department of the state of domicile.

  SENIOR NOTES

     In March 2007, RGA issued $300 million of 10-year senior notes with a fixed rate of 5.625%, payable semiannually. RGA used $50 million of the net proceeds of the offering to repay existing debt during the year ended December 31, 2007.

     RGA repaid a $100 million 7.25% senior note which matured in April 2006.

  SURPLUS NOTES

     In December 2007, the Company repaid the $800 million surplus note issued in December 2005 with an interest rate of 5.00% to the Holding Company and then issued to the Holding Company a $700 million surplus note with an interest rate of LIBOR plus 1.15%.

     In December 2007, the Company issued a $694 million surplus note to MetLife Capital Trust IV, an affiliate, with an interest rate of 7.38%.

     The Company repaid a $250 million 7% surplus note which matured on November 1, 2005.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SHORT-TERM DEBT

     During the years ended December 31, 2007, 2006 and 2005, the Company's short-term debt consisted of commercial paper with a weighted average interest rate of 5.1%, 5.1% and 3.3%, respectively. During the years ended December 31, 2007, 2006 and 2005, the commercial paper's average daily balance was $927 million, $768 million and $944 million, respectively and was outstanding for an average of 25 days, 53 days and 47 days, respectively.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $222 million, $205 million and $174 million for the years ended December 31, 2007, 2006 and 2005, respectively, and does not include interest expense on collateral financing arrangements, junior subordinated debt securities, or shares subject to mandatory redemption. See Notes 11, 12, and 13. These amounts include $78 million, $76 million and $36 million of interest expense related to affiliated debt for the years ended December 31, 2007, 2006 and 2005, respectively.

  CREDIT AND COMMITTED FACILITIES AND LETTERS OF CREDIT

     Credit Facilities. The Company maintains committed and unsecured credit facilities aggregating $3.8 billion as of December 31, 2007. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. The facilities can be used for general corporate purposes and at December 31, 2007, $3.0 billion of the facilities also served as back-up lines of credit for the Company's commercial paper programs. Information on these credit facilities as of December 31, 2007 is as follows:

                                                                       LETTER OF
                                                                         CREDIT                    UNUSED
BORROWER(S)                                EXPIRATION       CAPACITY   ISSUANCES    DRAWDOWNS    COMMITMENTS
-----------                                ----------       --------   ---------   ----------   ------------
                                                                              (IN MILLIONS)
MetLife, Inc. and MetLife Funding,
  Inc. ............................   June 2012       (1)   $  3,000    $  1,532   $       --   $      1,468
Reinsurance Group of America,
  Incorporated.....................   May 2008                    30          --           30             --
Reinsurance Group of America,
  Incorporated.....................   September 2012 (2)         750         406           --            344
Reinsurance Group of America,
  Incorporated.....................   March 2011                  44          --           --             44
                                                            --------    --------   ----------   ------------
  Total............................                           $3,824      $1,938          $30         $1,856
                                                            ========    ========   ==========   ============



--------

   (1) In June 2007, the Holding Company and MetLife Funding, Inc. (collectively, the "Borrowers") entered into a $3.0 billion credit agreement with various financial institutions, the proceeds of which are available to be used for general corporate purposes, to support their commercial paper programs and for the issuance of letters of credit. All borrowings under the credit agreement must be repaid by June 2012, except that letters of credit outstanding upon termination may remain outstanding until June 2013. The borrowers and the lenders under this facility may agree to extend the term of all or part of the facility to no later than June 2014, except that letters of credit outstanding upon termination may remain outstanding until June 2015. The $1.5 billion credit agreement, with an April 2009 expiration and the $1.5 billion credit agreement, with an April 2010 expiration, were both terminated in June 2007.

   (2) In September 2007, RGA and certain of its subsidiaries entered into a credit agreement with various financial institutions. Under the credit agreement, RGA may borrow and obtain letters of credit for general corporate purposes for its own account or for the account of its subsidiaries with an overall credit facility amount of up to $750 million. The credit agreement replaced a former credit agreement in the amount of up to $600 million which was scheduled to expire on September 29, 2010.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Committed Facilities. Information on committed facilities as of December 31, 2007 is as follows:

                                                                  LETTERS OF
                                                                    CREDIT                    UNUSED     MATURITY
ACCOUNT PARTY/BORROWER(S)                EXPIRATION    CAPACITY    ISSUANCES   DRAWDOWNS   COMMITMENTS    (YEARS)
-------------------------              -------------   --------   ----------   ---------   -----------   --------
                                                                                   (IN MILLIONS)
Exeter Reassurance Co Ltd., MetLife
  Inc., & Missouri Re...............   June 2016 (1)     $  500       $490          $ --          $ 10       8
Timberlake Financial L.L.C. ........   June 2036 (2)      1,000         --           850           150      29
                                                        -------     ------     ---------    ----------
  Total.............................                    $ 1,500     $  490     $     850    $      160
                                                        =======     ======     =========    ==========



--------

   (1) Letters of credit and replacements or renewals thereof issued under this facility of $280 million, and $10 million and $200 million are set to expire no later than December 2015, March 2016 and June 2016, respectively.

   (2) As described in Note 11, RGA may, at its option, offer up to $150 million of additional notes under this facility in the future.

     Letters of Credit. At December 31, 2007, the Company had outstanding $2.5 billion in letters of credit, all of which are associated with the aforementioned credit facilities, from various financial institutions, of which $2.4 billion were part of credit facilities. As commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

11.  COLLATERAL FINANCING ARRANGEMENTS

     In June 2006, Timberlake Financial L.L.C., ("Timberlake Financial"), a subsidiary of RGA, completed an offering of $850 million of Series A Floating Rate Insured Notes due June 2036 in a private placement. Interest on the notes accrues at an annual rate of 1-month LIBOR plus 29 basis points payable monthly. The payment of interest and principal on the notes is insured through a financial guaranty insurance policy with a third party. The notes represent senior, secured indebtedness of Timberlake Financial with no recourse to RGA or its other subsidiaries. Up to $150 million of additional notes may be offered in the future. In order to make payments of principal and interest on the notes, Timberlake Financial will rely upon the receipt of interest and principal payments on surplus note and dividend payments from its wholly-owned subsidiary, Timberlake Reinsurance Company II ("Timberlake Re"), a South Carolina captive insurance company. The ability of Timberlake Re to make interest and principal payments on the surplus note and dividend payments to Timberlake Financial is contingent upon South Carolina regulatory approval and the performance of specified term life insurance policies with guaranteed level premiums retroceded by RGA's subsidiary, RGA Reinsurance Company ("RGA Reinsurance"), to Timberlake Re.

     Proceeds from the offering of the notes, along with a $113 million direct investment by RGA, collateralize the notes and are not available to satisfy the general obligations of RGA or the Company. Most of these assets were placed in a trust and provide long-term collateral as support for statutory reserves required by U.S. Valuation of Life Policies Model Regulation (commonly referred to as Regulation XXX) on term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance. The trust is consolidated by Timberlake Re which in-turn is consolidated by Timberlake Financial. Timberlake Financial is considered to be a VIE and RGA is considered to be the primary beneficiary. As such, the results of Timberlake Financial have been consolidated by RGA and ultimately by the Company.

     At December 31, 2007, the Company held assets in trust of $899 million associated with the transaction. In addition, the Company held $50 million in custody as of December 31, 2007. The Company's consolidated balance sheets include the assets of Timberlake Financial recorded as fixed maturity securities and other invested assets, which consists of the restricted cash and cash equivalents held in custody. The Company's consolidated statements

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of income include the investment returns on the assets held as collateral as investment income and the interest on the notes is included as a component of other expenses.

     Issuance costs associated with the offering of the notes of $13 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the estimated life of the notes. Total interest expense was $52 million and $26 million for the years ended December 31, 2007 and 2006, respectively.

12.  JUNIOR SUBORDINATED DEBENTURES

     In December 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% up to but not including the scheduled redemption date, December 15, 2015. The debentures may be redeemed (i) in whole or in part, at any time on or after December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption, or (ii) in whole or in part, prior to December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption or, if greater, a make-whole price. In the event the debentures are not redeemed on or before the scheduled redemption date of December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 2.665%, payable quarterly in arrears. The final maturity of the debentures is December 15, 2065. RGA has the right to, and in certain circumstances the requirement to, defer interest payments on the debentures for a period up to ten years. Upon an optional or mandatory deferral of interest payments, RGA is generally not permitted to pay common stock dividends or make payments of interest or principal on securities which rank equal or junior to the subordinated debentures, until the accrued and unpaid interest on the subordinated debentures is paid. Interest compounds during periods of deferral. Issuance costs associated with the offering of the debentures of $6 million have been capitalized, are included in other assets, and are amortized using the effective interest method over the period from the issuance date of the debentures until their scheduled redemption.

     Interest expense on the debentures was $27 million, $27 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

13. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. In October 2007, GenAmerica redeemed these securities which were due to mature on June 30, 2027. As a result of this redemption, the Company recognized additional interest expense of $10 million. Capital securities outstanding were $119 million, net of unamortized discounts of $6 million at December 31, 2006. Interest expense on these instruments is included in other expenses and was $20 million, $11 million and $11 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "RGA Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of: (i) a preferred security issued by the RGA Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the RGA Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50.

     The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2007 and 2006. Interest expense on these instruments is included in other expenses and was $13 million for each of the years ended December 31, 2007, 2006 and 2005.

14.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Current:
  Federal...........................................  $1,066   $  492   $  828
  State and local...................................      22        5       64
  Foreign...........................................      19       20       21
                                                      ------   ------   ------
  Subtotal..........................................   1,107      517      913
                                                      ------   ------   ------
Deferred:
  Federal...........................................  $   11     $100   $  169
  State and local...................................      18       19       11
  Foreign...........................................       2       --       --
                                                      ------   ------   ------
  Subtotal..........................................      31      119      180
                                                      ------   ------   ------
Provision for income tax............................  $1,138     $636   $1,093
                                                      ======   ======   ======



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2007      2006     2005
                                                      ------   -------   ------
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate................  $1,241   $   860   $1,230
Tax effect of:
  Tax-exempt investment income......................    (160)     (167)     (84)
  State and local income tax........................      33        19       33
  Prior year tax....................................      38       (26)     (20)
  Foreign tax rate differential and change in
     valuation allowance............................     (18)      (23)     (25)
  Other, net........................................       4       (27)     (41)
                                                      ------   -------   ------
Provision for income tax............................  $1,138     $ 636   $1,093
                                                      ======   =======   ======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2007      2006
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables...............  $ 2,908   $ 2,122
  Net operating loss carryforwards.......................      372       788
  Employee benefits......................................      162       440
  Capital loss carryforwards.............................        4        --
  Tax credit carryforwards...............................        4        --
  Litigation-related and government mandated.............       45        62
  Other..................................................       55        32
                                                           -------   -------
                                                             3,550     3,444
  Less: Valuation allowance..............................       16        11
                                                           -------   -------
                                                             3,534     3,433
                                                           -------   -------
Deferred income tax liabilities:
  Investments............................................    1,625     1,475
  DAC....................................................    3,139     3,441
  Net unrealized investment gains........................      689       968
  Other..................................................        7         2
                                                           -------   -------
                                                             5,460     5,886
                                                           -------   -------
Net deferred income tax liability........................  $(1,926)  $(2,453)
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $1,011 million at December 31, 2007 and will expire beginning in 2019. Foreign net operating loss carryforwards amount to $55 million at December 31, 2007 and were generated in various foreign countries with expiration periods of five years to indefinite expiration. Capital loss carryforwards amount to $11 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $4 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded $5 million of additional deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2000. In the first quarter of 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2000 through 2002 that is anticipated to be completed in 2008.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As a result of the implementation of FIN 48 on January 1, 2007, the Company recognized a $35 million increase in the liability for unrecognized tax benefits, an $11 million decrease in the interest liability for unrecognized tax benefits, and a corresponding reduction to the January 1, 2007 balance of retained earnings of $13 million, net of $11 million of minority interest. The Company's total amount of unrecognized tax benefits upon adoption of FIN 48 was $993 million. The Company reclassified, at adoption, $577 million of current income tax payables to the liability for unrecognized tax benefits included within other liabilities. The Company also reclassified, at adoption, $381 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $612 million. The Company also had $228 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $853 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is $503 million. The total amount of unrecognized tax benefits decreased by $140 million from the date of adoption primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, post-sale purchase price adjustments, and reinsurance offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $171 million, were reclassified to current and deferred income taxes, as applicable, and a payment of $156 million was made in December of 2007 with the remaining $15 million to be paid in future years. In addition, the Company's liability for unrecognized tax benefits may change significantly in the next 12 months pending the outcome of remaining issues associated with the current IRS audit including demutualization, leasing, tax-exempt income, transfer pricing and tax credits. Management is working to resolve the remaining audit items directly with IRS auditors as well as through available accelerated IRS resolution programs and may protest any unresolved issues through the IRS appeals process and, possibly, litigation, the timing and extent of which is uncertain. Therefore, a reasonable estimate of the range of a payment or change in the liability cannot be made at this time; however, the Company continues to believe that the ultimate resolution of the issues will not result in a material effect on its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits, for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............              $ 993
Additions for tax positions of prior years................                 32
Reductions for tax positions of prior years...............                (57)
Additions for tax positions of current year...............                 60
Settlements with tax authorities..........................               (171)
Lapses of statutes of limitations.........................                 (4)
                                                             ----------------
Balance at December 31, 2007..............................   $            853
                                                             ================


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     During the year ended December 31, 2007, the Company recognized $89 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $231 million of accrued interest associated with the liability for unrecognized tax benefits. The $3 million increase from the date of adoption in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $89 million of interest expense and an $86 million decrease primarily resulting from the aforementioned IRS settlements. During 2007, $73 million of the $86 million, resulting from IRS settlements, has been reclassified to current income tax payable and the remaining $13 million reduced interest expense.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $113 million related to the separate account DRD.

15.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. In 2007, the Company received $39 million upon the resolution of an indemnification claim associated with the 2000 acquisition of GALIC, and the Company reduced legal liabilities by $31 million after the settlement of certain cases. Unless stated below, estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


established for a number of the matters noted below; in 2007 the Company increased legal liabilities for pending sales practices, employment and intellectual property litigation matters against the Company. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

  Demutualization Actions

     Several lawsuits were brought in 2000 challenging the fairness of the Plan and the adequacy and accuracy of Metropolitan Life Insurance Company's disclosure to policyholders regarding the Plan. The actions discussed below name as defendants some or all of Metropolitan Life Insurance Company, the Holding Company, and individual directors. Metropolitan Life Insurance Company, the Holding Company, and the individual directors believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

     Fiala, et al. v. Metropolitan Life Ins. Co., et al. (Sup. Ct., N.Y. County, filed March 17, 2000). The plaintiffs in the consolidated state court class actions seek compensatory relief and punitive damages against Metropolitan Life Insurance Company, the Holding Company, and individual directors. On January 30, 2007, the trial court signed an order certifying a litigation class of present and former policyholders on plaintiffs' claim that defendants violated section 7312 of the New York Insurance Law, but denying plaintiffs' motion to certify a litigation class with respect to a common law fraud claim. Plaintiffs and defendants have filed notices of appeal from this order. The court has directed various forms of class notice.

     In re MetLife Demutualization Litig. (E.D.N.Y., filed April 18, 2000). In this class action against Metropolitan Life Insurance Company and the Holding Company, plaintiffs served a second consolidated amended complaint in 2004. Plaintiffs assert violations of the Securities Act and the Securities Exchange Act of 1934, as amended (the "Exchange Act"), in connection with the Plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. They seek rescission and compensatory damages. By orders dated July 19, 2005 and August 29, 2006, the federal trial court certified a litigation class of present and former policyholders. The court has not yet directed the manner and form of class notice.

  Asbestos-Related Claims

     Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury, and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling litigation under appropriate circumstances.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions to dismiss. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

     The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                           DECEMBER 31,
                                                   ----------------------------
                                                     2007      2006      2005
                                                   -------   -------   --------
                                                    (IN MILLIONS, EXCEPT NUMBER
                                                            OF CLAIMS)
Asbestos personal injury claims at year end......   79,717    87,070    100,250
Number of new claims during the year.............    7,161     7,870     18,500
Settlement payments during the year (1)..........  $  28.2   $  35.5   $   74.3


--------

   (1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

     In 2004, Metropolitan Life Insurance Company received approximately 23,900 new claims, ending the year with a total of approximately 108,000 claims, and paid approximately $85.5 million for settlements reached in 2004 and prior years. In 2003, Metropolitan Life Insurance Company received approximately 58,750 new claims, ending the year with a total of approximately 111,700 claims, and paid approximately $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life Insurance Company may ultimately incur is uncertain.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law, and its past experiences: (i) the reasonably probable and estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the reasonably probable and estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

     Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants, and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million. Metropolitan Life Insurance Company regularly reevaluates its exposure from asbestos litigation and has updated its liability analysis for asbestos-related claims through December 31, 2007.

     The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict with any certainty the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

     The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's financial position.

     During 1998, Metropolitan Life Insurance Company paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1.5 billion, which is in excess of a $400 million self-insured retention. The Company's initial option to commute the excess insurance policies for asbestos-related claims arises at the end of 2008. Thereafter, the Company will have a commutation right every five years. The excess insurance policies for asbestos-related claims are also subject to annual and per claim sublimits. Amounts exceeding the sublimits during 2007, 2006 and 2005 were approximately $16 million, $8 million and $0, respectively. The Company continues to study per claim averages, and there can be no assurance as to the number and cost of claims resolved in the future, including related defense costs, and the applicability of the sublimits to these costs. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life Insurance Company in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

     Each asbestos-related policy contains an experience fund and a reference fund that provide for payments to Metropolitan Life Insurance Company at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life Insurance Company if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's ("S&P") 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under the excess insurance policies in each year from 2003 through 2007 for the amounts paid with respect to asbestos litigation in excess of the retention. As the performance of the indices impacts the return in the reference fund, it is possible that loss reimbursements to the Company and the recoverable amount with respect to later periods may be less than the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amount of the recorded losses. Foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. If at some point in the future, the Company believes the liability for probable and reasonably estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies. The foregone loss reimbursements were approximately $56.1 million with respect to claims for the period of 2002 through 2006 and are estimated, as of December 31, 2007, to be approximately $69.1 million in the aggregate, including future years.

  Sales Practices Claims

     Over the past several years, Metropolitan Life Insurance Company; New England Mutual Life Insurance Company, New England Life Insurance Company and New England Securities Corporation (collectively "New England"); and GALIC; have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products.

     As of December 31, 2007, there were approximately 130 sales practices litigation matters pending against the Company. The Company continues to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, mutual funds or other products may be commenced in the future.

     Two putative class action lawsuits involving sales practices claims are pending against Metropolitan Life Insurance Company in Canada. In Jacynthe Evoy-Larouche v. Metropolitan Life Ins. Co. (Que. Super. Ct., filed March 1998), plaintiff alleges misrepresentations regarding dividends and future payments for life insurance policies and seeks unspecified damages. In Ace Quan v. Metropolitan Life Ins. Co. (Ont. Gen. Div., filed April 1997), plaintiff alleges breach of contract and negligent misrepresentations relating to, among other things, life insurance premium payments and seeks damages, including punitive damages.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life Insurance Company's, New England's, or GALIC's sales of individual life insurance policies or annuities or other products. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life Insurance Company, New England, and GALIC.

  Regulatory Matters

     The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. Certain regulators have requested information and documents regarding contingent commission payments to brokers, the Company's awareness of any "sham" bids for business, bids and quotes that the Company submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. Regulators also have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


documents regarding the insurance broker Universal Life Resources. The Company has been cooperating fully with these inquiries.

  Other Litigation

     In Re Ins. Brokerage Antitrust Litig. (D. N.J., filed February 24,
2005). In this multi-district proceeding, plaintiffs filed a class action complaint consolidating claims from several separate actions that had been filed in or transferred to the District of New Jersey in 2004 and 2005. The consolidated complaint alleged that the Holding Company, Metropolitan Life Insurance Company, several non-affiliated insurance companies and several insurance brokers violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"), the Employee Retirement Income Security Act of 1974 ("ERISA"), and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. In August and September 2007, the court issued orders granting defendants' motions to dismiss with prejudice the federal antitrust and the RICO claims. In January 2008, the court issued an order granting defendants' summary judgment motion on the ERISA claims, and in February 2008, the court dismissed the remaining state law claims on jurisdictional grounds. Plaintiffs have filed a notice of appeal of the court's decisions. A putative class action alleging that the Holding Company and other non-affiliated defendants violated state laws was transferred to the District of New Jersey but was not consolidated with other related actions. Plaintiffs' motion to remand this action to state court in Florida is pending.

     The American Dental Association, et al. v. MetLife Inc., et al. (S.D. Fla., filed May 19, 2003). The American Dental Association and three individual providers have sued the Holding Company, Metropolitan Life Insurance Company and other non-affiliated insurance companies in a putative class action lawsuit. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. The district court has granted in part and denied in part the Company's motion to dismiss. The plaintiffs filed an amended complaint, and the Company filed another motion to dismiss. The court has issued a tag-along order, related to a medical managed care trial, which has stayed the lawsuit.

     Thomas, et al. v. Metropolitan Life Ins. Co., et al. (W.D. Okla., filed January 31, 2007). A putative class action complaint was filed against Metropolitan Life Insurance Company and MetLife Securities, Inc. Plaintiffs assert legal theories of violations of the federal securities laws and violations of state laws with respect to the sale of certain proprietary products by the Company's agency distribution group. Plaintiffs seek rescission, compensatory damages, interest, punitive damages and attorneys' fees and expenses. The Company is vigorously defending against the claims in this matter.

     Metropolitan Life Insurance Company also has been named as a defendant in a number of welding and mixed dust lawsuits filed in various state and federal courts. The Company is continuing to vigorously defend against these claims.

  Summary

     Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted previously in connection with specific matters. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
     Premium tax offset for future undiscounted assessments..   $24    $28
     Premium tax offsets currently available for paid
       assessments...........................................     5      5
                                                                ---    ---
                                                                $29    $33
                                                                ===    ===
Liability:
  Insolvency assessments.....................................   $41    $49
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for the year ended December 31, 2007, and $1 million for both the years ended December 31, 2006 and 2005.

  IMPACT OF HURRICANES

     On August 29, 2005, Hurricane Katrina made landfall in the states of Louisiana, Mississippi and Alabama, causing catastrophic damage to these coastal regions. The Company's cumulative gross losses were $21 million at December 31, 2005. During the year ended December 31, 2005, the Company recognized total net losses, net of income tax and reinsurance recoverables and including reinstatement premiums and other reinsurance-related premium adjustments related to the catastrophe of $14 million, net of income tax. There were no additional losses recognized for the years ended December 31, 2007 and 2006.

     Additional hurricane-related losses may be recorded in future periods as claims are received from insureds and claims to reinsurers are processed. Reinsurance recoveries are dependent upon the continued creditworthiness of the reinsurers, which may be affected by their other reinsured losses in connection with Hurricanes Katrina and otherwise. In addition, lawsuits, including purported class actions, have been filed in Louisiana and Mississippi challenging denial of claims for damages caused to property during Hurricane Katrina. The Company is a named party in some of these lawsuits. In addition, rulings in cases in which the Company is not a party may affect

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interpretation of its policies. The Company intends to vigorously defend these matters. However, any adverse rulings could result in an increase in the Company's hurricane-related claim exposure and losses. Based on information known by management, it does not believe that additional claim losses resulting from Hurricane Katrina will have a material adverse impact on the Company's consolidated financial statements.

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                                           GROSS
                                                     RENTAL   SUBLEASE    RENTAL
                                                     INCOME    INCOME    PAYMENTS
                                                     ------   --------   --------
                                                             (IN MILLIONS)
2008...............................................  $  411   $   18     $    178
2009...............................................  $  377   $   10     $    186
2010...............................................  $  325   $    5     $    176
2011...............................................  $  248   $    5     $    151
2012...............................................  $  181   $    4     $    125
Thereafter.........................................  $  575   $    4     $  1,128


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $3.9 billion and $2.4 billion at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.3 billion at both December 31, 2007 and 2006.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES, BRIDGE LOANS AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $667 million and $1.7 billion at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     In December 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and purchased the shares in the open market over the subsequent few months to return to the lenders. RGA would either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined, resulting in a cash settlement substantially equal to the aggregate cost. RGA

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock. At December 31, 2007, the Company's ownership was approximately 52% of RGA.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.6 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2007, the Company did not record any additional liabilities for indemnities, guarantees and commitments. The Company had no liability for indemnities, guarantees and commitments at December 31, 2007 and 2006.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $1.3 billion at December 31, 2007. The credit default swaps expire at various times during the next ten years.

16.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. Participating affiliates are allocated a proportionate share of net expense related to the plans as well as contributions made to the plans. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually, based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. As of December 31, 2007, virtually all of the Company's obligations have been calculated using the traditional formula. The non-qualified pension plans provide supplemental benefits, in excess of amounts permitted by governmental agencies, to certain executive level

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


employees. The Company's proportionate share of net pension expense related to its sponsored pension plans was $88 million or 94% for the year ended December 31, 2007.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. The other postretirement plans cover eligible employees of the sponsor and its participating affiliates who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company or its participating affiliates, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. The Company's proportionate share of net other postretirement expense related to its sponsored other postretirement plans was less than $1 million or 5% for the year ended December 31, 2007.

     As described more fully in Note 1, effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $78 million, and the intangible asset was $12 million, at December 31, 2005. The excess of the additional minimum pension liability over the intangible asset of $66 million, $41 million net of income tax, was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $92 million. The additional minimum pension liability of $59 million, net of income tax of $33 million, was recorded as a reduction of accumulated other comprehensive income. The change in the additional minimum pension liability of $18 million, net of income tax, was reflected as a component of comprehensive income for the year ended December 31, 2006. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                                DECEMBER 31, 2006
                                             -------------------------------------------------------
                                                              MINIMUM
                                                 PRE          PENSION     ADOPTION OF        POST
                                               SFAS 158      LIABILITY      SFAS 158       SFAS 158
BALANCE SHEET CAPTION                        ADJUSTMENTS    ADJUSTMENT     ADJUSTMENT    ADJUSTMENTS
---------------------                        -----------    ----------    -----------    -----------
                                                                  (IN MILLIONS)
Other assets: Prepaid pension benefit
  cost.....................................   $    1,878          $ --       $  (999)       $   879
Other assets: Intangible asset.............       $   12          $(12)      $    --        $    --
Other liabilities: Accrued pension benefit
  cost.....................................       $ (482)         $(14)      $   (79)       $  (575)
Other liabilities: Accrued postretirement
  benefit cost.............................       $ (696)         $ --       $  (100)       $  (796)
                                                             ---------     ---------
Accumulated other comprehensive income (loss), before
  income tax:
  Defined benefit plans....................       $  (66)         $(26)    $  (1,178)     $  (1,270)
Minority interest..........................                       $ --       $     8
Deferred income tax........................                       $  8       $   421
                                                             ---------     ---------
Accumulated other comprehensive income (loss), net of
  income tax:
  Defined benefit plans....................       $  (41)    $     (18)      $  (749)       $  (808)
                                                            ==========    ===========


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                          DECEMBER 31,
                                               ---------------------------------
                                                                      OTHER
                                                   PENSION        POSTRETIREMENT
                                                   BENEFITS          BENEFITS
                                               ---------------   ---------------
                                                2007     2006     2007     2006
                                               ------   ------   ------   ------
                                                         (IN MILLIONS)
Change in benefit obligation:
Benefit obligation at beginning of year......  $5,896   $5,717   $2,055   $2,160
  Service cost...............................     161      158       26       35
  Interest cost..............................     350      330      103      116
  Plan participants' contributions...........      --       --       31       29
  Divestitures...............................      --       (3)      --       --
  Net actuarial (gains) losses...............    (385)      15     (465)      (1)
  Change in benefits.........................      39       (2)      --     (143)
  Prescription drug subsidy..................      --       --       13       10
  Benefits paid..............................    (349)    (319)    (171)    (151)
                                               ------   ------   ------   ------
Benefit obligation at end of year............   5,712    5,896    1,592    2,055
                                               ------   ------   ------   ------
Change in plan assets:
Fair value of plan assets at beginning of
  year.......................................   6,249    5,471    1,169    1,091
  Actual return on plan assets...............     541      715       58      103
  Divestitures...............................      --       (3)      --       --
  Employer contribution......................      50      385        1        1
  Benefits paid..............................    (349)    (319)     (47)     (26)
                                               ------   ------   ------   ------
Fair value of plan assets at end of year.....   6,491    6,249    1,181    1,169
                                               ------   ------   ------   ------
Funded status at end of year.................  $  779   $  353   $ (411)  $ (886)
                                               ======   ======   ======   ======
Amounts recognized in the consolidated
  balance sheet consist of:
  Other assets...............................  $1,382   $  935   $   --   $   --
  Other liabilities..........................    (603)    (582)    (411)    (886)
                                               ------   ------   ------   ------
     Net amount recognized...................  $  779   $  353   $ (411)  $ (886)
                                               ======   ======   ======   ======
Accumulated other comprehensive (income)
  loss:
  Net actuarial (gains) losses...............  $  633   $1,126   $ (112)  $  328
  Prior service cost (credit)................      63       39     (194)    (230)
                                               ------   ------   ------   ------
     Accumulated other comprehensive (income)
       loss..................................  $  696   $1,165   $ (306)  $   98
                                               ======   ======   ======   ======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                       DECEMBER 31,
                                    -------------------------------------------------
                                                      NON-QUALIFIED
                                     QUALIFIED PLAN        PLAN            TOTAL
                                    ---------------   -------------   ---------------
                                     2007     2006     2007    2006    2007     2006
                                    ------   ------   -----   -----   ------   ------
                                                      (IN MILLIONS)
Aggregate fair value of plan
  assets (principally Company
  contracts)......................  $6,491   $6,249   $  --   $  --   $6,491   $6,249
Aggregate projected benefit
  obligation......................   5,111    5,318     601     578    5,712    5,896
                                    ------   ------   -----   -----   ------   ------
Over (under) funded...............  $1,380   $  931   $(601)  $(578)  $  779   $  353
                                    ======   ======   =====   =====   ======   ======



     The accumulated benefit obligation for all defined benefit pension plans was $5,295 million and $5,457 million at December 31, 2007 and 2006, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2007   2006
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Projected benefit obligation................................  $601   $578
Accumulated benefit obligation..............................  $524   $497
Fair value of plan assets...................................  $ --   $ --


     Information for pension and other postretirement plans with a projected benefit obligation in excess of plan assets is as follows:

                                                           DECEMBER 31,
                                                  -----------------------------
                                                                     OTHER
                                                    PENSION      POSTRETIREMENT
                                                    BENEFITS        BENEFITS
                                                  -----------   ---------------
                                                  2007   2006    2007     2006
                                                  ----   ----   ------   ------
                                                          (IN MILLIONS)
Projected benefit obligation....................  $627   $603   $1,592   $2,055
Fair value of plan assets.......................  $ 24   $ 22   $1,181   $1,169

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows:

                                                  YEARS ENDED DECEMBER 31,
                                        -------------------------------------------
                                                                       OTHER
                                                                   POSTRETIREMENT
                                           PENSION BENEFITS           BENEFITS
                                        ---------------------   -------------------
                                         2007    2006    2005    2007   2006   2005
                                        -----   -----   -----   -----   ----   ----
                                                        (IN MILLIONS)
NET PERIODIC BENEFIT COST
Service cost..........................  $ 161   $ 158   $ 141   $  26   $ 35   $ 36
Interest cost.........................    350     330     315     103    116    120
Expected return on plan assets........   (502)   (448)   (443)    (87)   (79)   (78)
Amortization of net actuarial (gains)
  losses..............................     68     128     116      --     22     14
Amortization of prior service cost
  (credit)............................     17      10      16     (36)   (37)   (18)
                                        -----   -----   -----   -----   ----   ----
  Net periodic benefit cost...........     94   $ 178   $ 145       6   $ 57   $ 74
                                        -----   =====   =====   -----   ====   ====
OTHER CHANGES IN PLAN ASSETS AND
  BENEFIT OBLIGATIONS RECOGNIZED IN
  OTHER COMPREHENSIVE INCOME
  Net actuarial (gains) losses........   (424)                   (440)
  Prior service cost (credit).........     40                      --
  Amortization of net actuarial
     (gains) losses...................    (68)                     --
  Amortization of prior service cost
     (credit).........................    (17)                     36
                                        -----                   -----
     Total recognized in other
       comprehensive income...........   (469)                   (404)
                                        -----                   -----
  Total recognized in net periodic
     benefit cost and other
     comprehensive income.............  $(375)                  $(398)
                                        =====                   =====



     The estimated net actuarial losses and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $13 million and $15 million, respectively.

     The estimated net actuarial gains and prior service credit for the defined benefit other postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are less than $1 million and $36 million, respectively.

     In 2004, the Company adopted the guidance in FSP 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"), to account for future subsidies to be received under the Prescription Drug Act. The Company began receiving these subsidies

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


during 2006. A summary of the reduction to the APBO and related reduction to the components of net periodic other postretirement benefit cost is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Cumulative reduction in benefit obligation:
  Beginning of year....................................  $328   $298   $230
  Service cost.........................................     7      6      6
  Interest cost........................................    19     19     16
  Net actuarial gains (losses).........................   (42)    15     46
  Prescription drug subsidy............................   (13)   (10)    --
                                                         ----   ----   ----
     End of year.......................................  $299   $328   $298
                                                         ====   ====   ====




                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2007      2006      2005
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Reduction in net periodic benefit cost:
  Service cost........................................   $ 7       $ 6       $ 6
  Interest cost.......................................    19        19        16
  Amortization of net actuarial gains (losses)........     5        30        23
                                                         ---       ---       ---
     Total reduction in net periodic benefit cost.....   $31       $55       $45
                                                         ===       ===       ===



     The Company received subsidies of $10 million and $8 million for the years ended December 31, 2007 and 2006, respectively.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                        DECEMBER 31,
                                             ---------------------------------
                                                                     OTHER
                                                                  POSTRETIRE-
                                              PENSION BENEFITS   MENT BENEFITS
                                             -----------------   -------------
                                               2007      2006     2007    2006
                                             -------   -------   -----   -----
Weighted average discount rate.............   6.65%     6.00%    6.65%   6.00%
Rate of compensation increase..............  4% - 8%   4% - 8%    N/A     N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                    DECEMBER 31,
                                ---------------------------------------------------
                                                               OTHER POSTRETIREMENT
                                      PENSION BENEFITS               BENEFITS
                                ---------------------------   ---------------------
                                  2007      2006      2005     2007    2006    2005
                                -------   -------   -------   -----   -----   -----
Weighted average discount
  rate........................   6.00%     5.80%     5.85%    6.00%   5.79%   5.83%
Weighted average expected rate
  of return on plan assets....   8.25%     8.25%     8.49%    7.48%   7.42%   7.50%
Rate of compensation
  increase....................  4% - 8%   4% - 8%   4% - 8%    N/A     N/A     N/A

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected return on plan assets for use in that plan's valuation in 2008 is currently anticipated to be 8.25% for pension benefits and postretirement medical benefits and 6.25% for postretirement life benefits.

     The assumed healthcare cost trend rates used in measuring the APBO and net periodic benefit cost were as follows:

                                                      DECEMBER 31,
                              -----------------------------------------------------------
                                          2007                           2006
                              ----------------------------   ----------------------------
Pre-Medicare eligible
  claims....................     8.5% down to 5% in 2014        9.0% down to 5% in 2014
Medicare eligible claims....    10.5% down to 5% in 2018       11.0% down to 5% in 2018


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN MILLIONS)
Effect on total of service and interest cost
  components.........................................  $      7      $     (6)
Effect of accumulated postretirement benefit
  obligation.........................................  $     63      $    (62)


  PLAN ASSETS

     The Company has issued group annuity and life insurance contracts supporting approximately 99% of all pension and other postretirement benefit plans' assets.

     The account values of the group annuity and life insurance contracts issued by the Company and held as assets of the pension and other postretirement benefit plans were $7,565 million and $7,321 million as of December 31, 2007 and 2006, respectively. The majority of such account values are held in separate accounts established by the Company. Total revenue from these contracts recognized in the consolidated statements of income was $28 million, $29 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively, and includes policy charges, net investment income from investments backing the contracts and administrative fees. Total investment income, including realized and unrealized gains and losses, credited to the account balances were $603 million, $818 million and $460 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The weighted-average allocations of pension plan and other postretirement benefit plan assets were as follows:

                                                             DECEMBER 31,
                                                    -----------------------------
                                                                        OTHER
                                                       PENSION       POSTRETIRE-
                                                       BENEFITS     MENT BENEFITS
                                                    -------------   -------------
                                                     2007    2006    2007    2006
                                                    -----   -----   -----   -----
ASSET CATEGORY
  Equity securities...............................     38%     42%     37%     37%
  Fixed maturity securities.......................     44%     42%     58%     57%
  Other (Real Estate and Alternative
     Investments).................................     18%     16%      5%      6%
                                                      ---     ---     ---     ---
  Total...........................................    100%    100%    100%    100%
                                                      ===     ===     ===     ===



     The weighted average target allocations of pension plan and other postretirement benefit plan assets for 2008 are as follows:

                                                       PENSION      OTHER
                                                      ---------   ---------
ASSET CATEGORY
Equity securities...................................  30% - 55%   30% - 45%
Fixed maturity securities...........................  30% - 65%   45% - 70%
Other (Real Estate and Alternative Investments).....  10% - 25%    0% - 10%


     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

  CASH FLOWS

     It is the Company's practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended. In accordance with such practice, no contributions were required for the years ended December 31, 2007 or 2006. No contributions will be required for 2008. The Company did not make discretionary contributions to the qualified pension plans during the year ended December 31, 2007 and made contributions of $335 million during the year ended December 31, 2006. The Company expects to make additional discretionary contributions of $144 million in 2008.

     Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans. These payments totaled $50 million and $35 million for the years ended December 31, 2007 and 2006, respectively. These payments are expected to be at approximately the same level in 2008.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. While the Company has partially funded such plans in advance, it has been the Company's practice to primarily use their general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing plan assets. Total payments equaled $171 million and $151 million for the years ended December 31, 2007 and 2006, respectively.

     The Company expects to make contributions of $115 million, net of participant's contributions, toward the other postretirement plan obligations in 2008. As noted previously, the Company expects to receive subsidies under the Prescription Drug Act to partially offset such payments.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Gross benefit payments for the next ten years, which reflect expected future service where appropriate, and gross subsidies to be received under the Prescription Drug Act are expected to be as follows:

                                                         OTHER POSTRETIREMENT BENEFITS
                                                         -----------------------------
                                               PENSION            PRESCRIPTION
                                              BENEFITS   GROSS   DRUG SUBSIDIES    NET
                                              --------   -----   --------------   ----
                                                              (IN MILLIONS)
2008........................................   $  355     $115        $ (14)      $101
2009........................................   $  368     $119        $ (15)      $104
2010........................................   $  378     $123        $ (16)      $107
2011........................................   $  391     $127        $ (16)      $111
2012........................................   $  407     $130        $ (17)      $113
2013 - 2017.................................   $2,251     $705        $(100)      $605


  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees under which a portion of employee contributions are matched. The Company contributed $69 million, $73 million and $70 million for the years ended December 31, 2007, 2006 and 2005, respectively.

17.  EQUITY

  CAPITAL CONTRIBUTIONS

     On December 12, 2007, the Holding Company contributed $7 million to the Company in connection with the Company's issuance of a surplus note to MetLife Capital Trust IV. See Note 10.

     On October 20, 2006, the Holding Company contributed $17 million to the Company in connection with the sale and merger of CLIC. See Note 2.

     On September 30, 2006, the Holding Company contributed $377 million to the Company in the form of intangible assets. See Note 2.

     On May 1, 2006, GALIC, an indirect insurance subsidiary of the Company, sold its wholly-owned insurance subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, the Holding Company. Immediately following the sale, the Holding Company merged Paragon, an affiliate of the Company, with and into the Company. In connection with the transaction, the Holding Company contributed $76 million to the Company.

  EXCESS PROCEEDS RECEIVED ON SALE OF INTERESTS IN AFFILIATES

     On November 1, 2007, the Company sold its interests in MetLife Mexico, S.A. and MetLife Pensiones, S.A., both affiliates, to MetLife International Holdings, Inc. ("MIHI"), also an affiliate, at their approximate aggregate fair value of $34 million. The Company's carrying value of the interests at the time of sale was $4 million. The excess cash consideration received from MIHI over the Company's carrying value resulted in an increase of $30 million in additional paid-in capital.

  STOCK-BASED COMPENSATION PLANS

  Overview

     As described more fully in Note 1, effective January 1, 2006, in conjunction with the Holding Company, the Company adopted SFAS 123(r) using the modified prospective transition method. The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The stock-based compensation expense recognized by the Company is related to awards under incentive plans of the Holding Company, as described herein.

  Description of Plans

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards in the form of options to buy shares of Holding Company common stock ("Stock Options") that either qualify as incentive Stock Options under Section 422A of the Internal Revenue Code or are non-qualified. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards, and Stock-Based Awards (each as defined in the 2005 Stock Plan). The Stock Incentive Plan, 2005 Stock Plan, and the LTPCP, as described below, are hereinafter collectively referred to as the "Incentive Plans."

     The aggregate number of shares of Holding Company common stock reserved for issuance under the 2005 Stock Plan and the LTPCP is 68,000,000, plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of Stock Options. Additional shares of Holding Company common stock carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 12,506,003 as of December 31, 2007. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by 1.179 shares. As of December 31, 2007, the aggregate number of shares of Holding Company common stock remaining available for issuance pursuant to the 2005 Stock Plan was 60,862,366.

     Stock Option exercises and other stock-based awards to employees settled in shares are satisfied through the issuance of shares held in treasury by the Holding Company. The Company does not issue any of its own shares in satisfaction of stock-based compensation awards to employees.

     The Holding Company allocated 88%, 90% and 92% of stock-based compensation to the Company for the years ended December 31, 2007, 2006 and 2005, respectively. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, the discussion herein addresses the Holding Company's practices for recognizing expense for awards under the Incentive Plans. Underlying awards are expressed in their entirety with related expense amounts representing the resulting allocation to the Company.

     Compensation expense related to awards under the Incentive Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable. Compensation expense of $128 million, $130 million and $112 million, and income tax benefits of $45 million, $46 million and $39 million, related to the Incentive Plans was allocated to the Company for the years ended December 31, 2007, 2006 and 2005, respectively. Compensation expense is principally related to the issuance of Stock Options, Performance Shares and LTPCP arrangements.

  Stock Options

     All Stock Options granted had an exercise price equal to the closing price of the Holding Company's common stock as reported on the New York Stock Exchange on the date of grant, and have a maximum term of ten years. Certain Stock Options granted under the Stock Incentive Plan and the 2005 Stock Plan have or will become

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


exercisable over a three year period commencing with the date of grant, while other Stock Options have or will become exercisable three years after the date of grant.

     A summary of the activity related to Stock Options for the year ended December 31, 2007 is presented below. The aggregate intrinsic value was computed using the closing share price on December 31, 2007 of $61.62 and December 29, 2006 of $59.01, as applicable.

                                                                               WEIGHTED
                                                                               AVERAGE
                                                                WEIGHTED      REMAINING
                                               SHARES UNDER      AVERAGE     CONTRACTUAL     AGGREGATE
                                                  OPTION     EXERCISE PRICE      TERM     INTRINSIC VALUE
                                               ------------  --------------  -----------  ---------------
                                                                               (YEARS)     (IN MILLIONS)
Outstanding at January 1, 2007...............   24,814,183     $     34.69       6.58       $       604
                                                               ===========   ===========  ===============
Granted......................................    3,297,875          $62.86
Exercised....................................   (3,508,416)         $31.33
Cancelled/Expired............................      (68,314)         $30.57
Forfeited....................................     (172,582)         $55.13
                                                ----------
Outstanding at December 31, 2007.............   24,362,746          $38.85       6.18              $555
                                                ==========     ===========   ===========    ===========
Aggregate number of stock options expected to
  vest at December 31, 2007..................   23,777,440          $38.52       6.13              $549
                                                ==========     ===========   ===========    ===========
Exercisable, December 31, 2007...............   17,393,154          $32.84       5.29              $501
                                                ==========     ===========   ===========    ===========



     Prior to January 1, 2005, the Black-Scholes model was used to determine the fair value of Stock Options granted and recognized in the financial statements or as reported in the pro forma disclosure which follows. The fair value of Stock Options issued on or after January 1, 2005 was estimated on the date of grant using a binomial lattice model. The Holding Company made this change because lattice models produce more accurate option values due to the ability to incorporate assumptions about grantee exercise behavior resulting from changes in the price of the underlying shares. In addition, lattice models allow for changes in critical assumptions over the life of the option in comparison to closed-form models like Black-Scholes, which require single-value assumptions at the time of grant.

     The Holding Company used daily historical volatility since the inception of trading when calculating Stock Option values using the Black-Scholes model. In conjunction with the change to the binomial lattice model, the Holding Company began estimating expected future volatility based upon an analysis of historical prices of the Holding Company's common stock and call options on that common stock traded on the open market. The Holding Company uses a weighted-average of the implied volatility for publicly traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of the Holding Company's common stock. The Holding Company chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying shares rather than on daily price movements.

     The risk-free rate is based on observed interest rates for instruments with maturities similar to the expected term of the Stock Options. Whereas the Black-Scholes model requires a single spot rate for instruments with a term matching the expected life of the option at the valuation date, the binomial lattice model allows for the use of different rates for each year over the contractual term of the option. The table below presents the full range of imputed forward rates for U.S. Treasury Strips that was used in the binomial lattice model over the contractual term of all Stock Options granted in the period.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the Stock Option.

     Use of the Black-Scholes model requires an input of the expected life of the Stock Options, or the average number of years before Stock Options will be exercised or expired. The Holding Company estimated expected life using the historical average years to exercise or cancellation and average remaining years outstanding for vested Stock Options. Alternatively, the binomial model used by the Holding Company incorporates the contractual term of the Stock Options and then considers expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. The post-vesting termination rate is determined from actual historical exercise and expiration activity under the Incentive Plans. Exercise behavior in the binomial lattice model used by the Holding Company is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity.

     The following weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, were used to determine the fair value of Stock Options issued during the:

                                                          YEARS ENDED DECEMBER 31,
                                                -------------------------------------------
                                                     2007           2006           2005
                                                -------------  -------------  -------------
Dividend yield................................      0.94%          1.04%          1.19%
Risk-free rate of return......................  4.30% - 5.32%  4.17% - 4.96%  3.34% - 5.41%
Expected volatility...........................      19.54%         22.00%         23.24%
Exercise multiple.............................       1.66           1.52           1.48
Post-vesting termination rate.................      3.66%          4.09%          5.19%
Contractual term (years)......................        10             10             10
Expected Life (years).........................        6              6              6
Weighted average exercise price of stock
  options granted.............................  $    62.86     $    50.21     $    38.70
Weighted average fair value of stock options
  granted.....................................  $    17.76     $    13.84     $    10.09


     Compensation expense related to Stock Option awards expected to vest and granted prior to January 1, 2006 is recognized ratably over the requisite service period, which equals the vesting term. Compensation expense related to Stock Option awards expected to vest and granted on or after January 1, 2006 is recognized ratably over the requisite service period or the period to retirement eligibility, if shorter. Compensation expense of $49 million, $51 million and $47 million related to Stock Options was allocated to the Company for the years ended December 31, 2007, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Had compensation expense for grants awarded prior to January 1, 2003 been determined based on the fair value at the date of grant rather than the intrinsic value method, the Company's earnings would have been reduced to the following pro forma amounts for the following:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                               -------------
                                                                    2005
                                                               -------------
                                                               (IN MILLIONS)
Net income...................................................   $     3,253
Add: Stock option-based employee compensation expense
  included in reported net income, net of income tax.........            30
Deduct: Total stock option-based employee compensation
  determined under fair value based method for all awards,
  net of income tax..........................................           (32)
                                                                -----------
Pro forma net income.........................................        $3,251
                                                                ===========



     As of December 31, 2007, the Holding Company had $41 million of total unrecognized compensation costs related to Stock Options. It is expected that these costs will be recognized over a weighted average period of 1.70 years. The Company's allocated portion of Stock Option expense was 89%.

     The Holding Company allocated to its subsidiaries the tax benefit associated with the deduction allowed for Stock Option exercises. The Company's consolidated results of operations include $41 million, $22 million, and $11 million of such tax benefits for the years ended December 31, 2007, 2006, and 2005, respectively.

  Performance Shares

     Beginning in 2005, the Holding Company awarded certain members of management Performance Shares under (and as defined in) the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a factor of 0.0 to 2.0. The factor applied is based on measurements of the Holding Company's performance with respect to: (i) the change in annual net operating earnings per share, as defined; and (ii) the proportionate total shareholder return, as defined, with reference to the three-year performance period relative to other companies in the S&P Insurance Index with reference to the same three-year period. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will be payable entirely in shares of the Holding Company's common stock.

     The following is a summary of Performance Share activity for the year ended December 31, 2007:

                                                                  WEIGHTED AVERAGE
                                                    PERFORMANCE      GRANT DATE
                                                       SHARES        FAIR VALUE
                                                    -----------   ----------------
Outstanding at January 1, 2007....................   1,849,575     $         42.24
  Granted.........................................     916,075              $60.86
  Forfeited.......................................     (75,525)             $49.20
                                                    -----------
Outstanding at December 31, 2007..................   2,690,125              $48.39
                                                    ===========
Performance Shares expected to vest at December
  31, 2007........................................   2,641,669              $48.20
                                                    ===========



     Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the final performance factor to be determined at the end of the respective performance period. As of December 31, 2007, the three year performance period for the 2005 Performance Share grants was completed. Included in the immediately preceding table are 965,525 outstanding Performance Shares to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

which the final performance factor will be applied. The calculation of the performance factor is expected to be finalized during the second quarter of 2008 after all data necessary to perform the calculation is publicly available.

     Performance Share awards are accounted for as equity awards but are not credited with dividend-equivalents for actual dividends paid on the Holding Company's common stock during the performance period. Accordingly, the fair value of Performance Shares is based upon the closing price of the Holding Company's common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

     Compensation expense related to initial Performance Shares granted prior to January 1, 2006 and expected to vest is recognized ratably during the performance period. Compensation expense related to initial Performance Shares granted on or after January 1, 2006 and expected to vest is recognized ratably over the performance period or the period to retirement eligibility, if shorter. Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period. Compensation expense of $79 million, $67 million and $22 million, related to Performance Shares was allocated to the Company for the years ended December 31, 2007, 2006 and 2005, respectively.

     As of December 31, 2007, the Holding Company had $57 million of total unrecognized compensation costs related to Performance Share awards. It is expected that these costs will be recognized over a weighted average period of
1.72 years. The Company's allocated portion of Performance Share expense was 88%.

  Long-Term Performance Compensation Plan

     Prior to January 1, 2005, the Holding Company granted stock-based compensation to certain members of management under the LTPCP. Each participant was assigned a target compensation amount (an "Opportunity Award") at the inception of the performance period with the final compensation amount determined based on the total shareholder return on the Holding Company's common stock over the three-year performance period, subject to limited further adjustment approved by the Holding Company's Board of Directors. Payments on the Opportunity Awards were normally payable in their entirety (subject to certain contingencies) at the end of the three-year performance period, and were paid in whole or in part with shares of the Holding Company's common stock, as approved by the Holding Company's Board of Directors. There were no new grants under the LTPCP during the years ended December 31, 2007, 2006 and 2005.

     A portion of each Opportunity Award under the LTPCP was settled in shares of the Holding Company's common stock while the remainder was settled in cash. The portion of the Opportunity Award settled in shares of the Holding Company's common stock was accounted for as an equity award with the fair value of the award determined based upon the closing price of the Holding Company's common stock on the date of grant. The compensation expense associated with the equity award, based upon the grant date fair value, was recognized into expense ratably over the respective three-year performance period. The portion of the Opportunity Award settled in cash was accounted for as a liability and was remeasured using the closing price of the Holding Company's common stock on the final day of each subsequent reporting period during the three-year performance period.

     The final LTPCP performance period concluded during the six months ended June 30, 2007. Final Opportunity Awards in the amount of 618,375 shares of the Holding Company's common stock and $16 million in cash were paid on April 18, 2007. No significant compensation expense related to LTPCP was recognized during the year ended December 31, 2007. Compensation expense of $12 million and $43 million related to LTPCP Opportunity Awards was allocated to the Company for the years ended December 31, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Metropolitan Life Insurance Company and each of its U.S. insurance subsidiaries exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income of Metropolitan Life Insurance Company, a New York domiciled insurer, was $2.1 billion, $1.0 billion and $2.2 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Department, was $13.0 billion and $9.2 billion at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a cash dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The New York State Department of Insurance (the "Department") has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. During the years ended December 31, 2007 and 2006, Metropolitan Life Insurance Company paid to the Holding Company $500 million and $863 million, respectively, in ordinary dividends. The maximum amount of dividends which Metropolitan Life Insurance Company may pay to the Holding Company in 2008 without prior regulatory approval is $1,299 million.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Stockholder dividends or other distributions proposed to be paid by New England Life Insurance Company ("NELICO") to its parent, Metropolitan Life Insurance Company , must be approved by Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions made within the preceding calendar year, exceed the greater of (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year or (ii) NELICO's statutory net gains from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. NELICO paid no common stockholder dividends for the years ended December 31, 2007, 2006 and 2005. The maximum amount of the dividend which NELICO may pay to Metropolitan Life Insurance Company in 2008 without prior regulatory approval is $94 million.

     For the years ended December 31, 2007, 2006 and 2005, Metropolitan Life Insurance Company received dividends from subsidiaries of $60 million, $34 million and $77 million, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                            ---------------------------
                                                              2007      2006      2005
                                                            -------   -------   -------
                                                                   (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year....................................................  $(1,485)  $  (926)  $(2,611)
Income tax effect of holding gains (losses)...............      655       324       984
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income..........................................     (173)      403       241
  Amortization of premiums and accretion of discounts
     associated with investments..........................      493      (443)     (186)
Income tax effect.........................................     (141)       14       (21)
Allocation of holding gains on investments relating to
  other policyholder amounts..............................      532       792     1,580
Income tax effect of allocation of holding gains to other
  policyholder amounts....................................     (235)     (277)     (596)
Unrealized investment gains of subsidiary at date of
  sale....................................................       --        --        15
Deferred income tax on unrealized investment gains of
  subsidiary at date of sale..............................       --        --        (5)
                                                            -------   -------   -------
Net unrealized investment gains (losses)..................     (354)     (113)     (599)
                                                            -------   -------   -------
Foreign currency translation adjustments..................      139         7       (54)
Foreign currency translation adjustments of subsidiary at
  due date of sale........................................       --        --         5
                                                            -------   -------   -------
Foreign currency translation adjustment...................      139         7       (49)
Minimum pension liability adjustment......................       --       (18)       89
Defined benefit plan adjustment...........................      524        --        --
                                                            -------   -------   -------
Other comprehensive income (loss).........................  $   309     $(124)  $  (559)
                                                            =======   =======   =======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

18.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Compensation......................................  $ 2,693   $ 2,661   $ 2,564
Commissions.......................................    1,711     1,701     1,334
Interest and debt issue costs.....................      418       332       245
Amortization of DAC and VOBA......................    1,160     1,089     1,385
Capitalization of DAC.............................   (1,689)   (1,677)   (1,619)
Rent, net of sublease income......................      217       201       227
Minority interest.................................      302       225       168
Insurance tax.....................................      551       527       417
Other.............................................      981     1,255       996
                                                    -------   -------   -------
  Total other expenses............................  $ 6,344   $ 6,314   $ 5,717
                                                    =======   =======   =======



     As discussed in Note 8, the Company recognized an expense related to the recapture of a reinsurance treaty by an affiliate for the year ended December 31, 2006. For the year ended December 31, 2005, the Company entered into a reinsurance agreement with an affiliate and it received a ceding commission which is included in the table above.

     See Notes 8, 10, and 22 for discussion of affiliated expenses included in the table above.

19.  BUSINESS SEGMENT INFORMATION

     The Company is a leading provider of insurance and other financial services with operations throughout the United States. The Company's business is divided into three operating segments: Institutional, Individual and Reinsurance, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Through the Company's majority-owned subsidiary, RGA, the Reinsurance segment provides reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off entities, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. Additionally, the Company's asset management business, including amounts reported as discontinued operations, is included in the results of operations for Corporate & Other. See
Note 20 for disclosures regarding discontinued operations, including real estate.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


unique and specific nature of the risks inherent in Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates equity to each segment based upon the economic capital model that allows the Company to effectively manage its capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, adjustments related to net investment gains (losses), net of income tax, the impact from the cumulative effect of changes in accounting, net of income tax and discontinued operations, other than discontinued real estate, net of income tax. The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

FOR THE YEAR ENDED                                                                 CORPORATE &
DECEMBER 31, 2007                    INSTITUTIONAL   INDIVIDUAL   REINSURANCE         OTHER          TOTAL
-----------------------------------  -------------   ----------   -----------   ----------------   --------
                                                                  (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...........................     $ 12,358      $  4,073    $     4,910   $              4   $ 21,345
Universal life and investment-type
  product policy fees..............          763         1,483             --                 --      2,246
Net investment income..............        6,669         5,552            871                394     13,486
Other revenues.....................          712           152             77                 61      1,002
Net investment gains (losses)......         (269)          (81)          (177)                63       (464)
Policyholder benefits and claims...       13,332         4,924          3,989                 19     22,264
Interest credited to policyholder
  account balances.................        2,451         1,064            262                 --      3,777
Policyholder dividends.............           --         1,685             --                  2      1,687
Other expenses.....................        2,391         2,290          1,226                437      6,344
                                        --------      --------    -----------   ----------------   --------
Income from continuing operations
  before provision (benefit) for
  income tax.......................        2,059         1,216            204                 64      3,543
Provision (benefit) for income
  tax..............................          701           431             71                (65)     1,138
                                        --------      --------    -----------   ----------------   --------
Income from continuing operations..        1,358           785            133                129      2,405
Income from discontinued
  operations, net of income tax....            7            --             --                 20         27
                                        --------      --------    -----------   ----------------   --------
Net income.........................     $  1,365      $    785        $   133            $   149   $  2,432
                                        ========      ========    ===========   ================   ========
BALANCE SHEET:
Total assets.......................     $170,540      $167,257        $21,331            $14,786   $373,914
DAC and VOBA.......................     $    907      $  7,715        $ 3,513            $     6   $ 12,141
Separate account assets............     $ 49,577      $ 40,143        $    17            $   (17)  $ 89,720
Policyholder liabilities...........     $ 95,499      $ 86,065        $15,113            $   346   $197,023
Separate account liabilities.......     $ 49,577      $ 40,143        $    17            $   (17)  $ 89,720

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                              CORPORATE &
DECEMBER 31, 2006                    INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER        TOTAL
-----------------------------------  -------------   ----------   -----------   -----------   --------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...........................     $ 11,801      $  4,129    $     4,348      $     6    $ 20,284
Universal life and investment-type
  product policy fees..............          750         1,433             --           --       2,183
Net investment income..............        5,815         5,481            732          269      12,297
Other revenues.....................          677           114             66           33         890
Net investment gains (losses)......         (348)         (394)             7          (92)       (827)
Policyholder benefits and claims...       12,918         4,712          3,490           17      21,137
Interest credited to policyholder
  account balances.................        1,944         1,049            254           --       3,247
Policyholder dividends.............           --         1,669             --            2       1,671
Other expenses.....................        2,483         2,213          1,227          391       6,314
                                        --------      --------    -----------    ---------    --------
Income (loss) from continuing
  operations before provision
  (benefit) for income tax.........        1,350         1,120            182         (194)      2,458
Provision (benefit) for income
  tax..............................          445           400             64         (273)        636
                                        --------      --------    -----------    ---------    --------
Income from continuing operations..          905           720            118           79       1,822
Income from discontinued
  operations, net of income tax....           42            18             --           44         104
                                        --------      --------    -----------    ---------    --------
Net income.........................     $    947      $    738        $   118      $   123    $  1,926
                                        ========      ========    ===========    =========    ========
BALANCE SHEET:
Total assets.......................     $157,673      $150,508        $18,818    $  13,059    $340,058
DAC and VOBA.......................     $  1,205      $  7,677        $ 3,152      $     9    $ 12,043
Separate account assets............     $ 44,546      $ 36,403        $    16      $    --    $ 80,965
Policyholder liabilities...........     $ 86,359      $ 86,473        $13,332      $   325    $186,489
Separate account liabilities.......     $ 44,546      $ 36,403        $    16      $    --    $ 80,965

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                               CORPORATE &
DECEMBER 31, 2005                     INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER       TOTAL
------------------------------------  -------------   ----------   -----------   -----------   -------
                                                                (IN MILLIONS)
STATEMENT OF INCOME:
Premiums............................    $  11,271      $  4,113     $    3,869         $   3   $19,256
Universal life and investment-type
  product policy fees...............          753         1,193             --             2     1,948
Net investment income...............        5,231         5,555            606           326    11,718
Other revenues......................          642            92             58            28       820
Net investment gains (losses).......           76            83             22            (2)      179
Policyholder benefits and claims....       12,448         4,823          3,206           (32)   20,445
Interest credited to policyholder
  account balances..................        1,347         1,029            220            --     2,596
Policyholder dividends..............            1         1,644             --             2     1,647
Other expenses......................        2,199         2,173            991           354     5,717
                                        ---------      --------     ----------    ----------   -------
Income from continuing operations
  before provision (benefit) for
  income tax........................        1,978         1,367            138            33     3,516
Provision (benefit) for income tax..          661           487             46          (101)    1,093
                                        ---------      --------     ----------    ----------   -------
Income from continuing operations...        1,317           880             92           134     2,423
Income from discontinued operations,
  net of income tax.................          174           296             --           360       830
                                        ---------      --------     ----------    ----------   -------
Net income..........................      $ 1,491        $1,176         $   92    $      494   $ 3,253
                                        =========      ========     ==========    ==========   =======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Revenues from U.S. operations were $35.4 billion, $33.0 billion and $32.4 billion for the years ended December 31, 2007, 2006 and 2005, respectively, which represented 94%, 95% and 95%, respectively, of consolidated revenues.

20.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following information presents the components of income from discontinued real estate operations:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                        2007   2006    2005
                                                        ----   ----   ------
                                                            (IN MILLIONS)
Investment income.....................................  $ 54   $ 68   $  174
Investment expense....................................   (40)   (47)    (102)
Net investment gains..................................     7     91      961
                                                        ----   ----   ------
  Total revenues......................................    21    112    1,033
Provision for income tax..............................     8     40      371
                                                        ----   ----   ------
  Income from discontinued operations, net of income
     tax..............................................  $ 13   $ 72   $  662
                                                        ====   ====   ======



     The carrying value of real estate related to discontinued operations was $172 million and $177 million at December 31, 2007 and 2006, respectively.

     The following table presents the discontinued real estate operations by segment:

                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
Net investment income
  Institutional........................................   $ 3      $ 8     $ 29
  Individual...........................................    --        4       20
  Corporate & Other....................................    11        9       23
                                                          ---      ---     ----
     Total net investment income.......................   $14      $21     $ 72
                                                          ===      ===     ====
Net investment gains (losses)
  Institutional........................................   $ 7      $58     $242
  Individual...........................................    --       23      443
  Corporate & Other....................................    --       10      276
                                                          ---      ---     ----
     Total net investment gains (losses)...............   $ 7      $91     $961
                                                          ===      ===     ====



     In the second quarter of 2005, the Company sold its One Madison Avenue property in Manhattan, New York for $918 million resulting in a gain, net of income tax, of $431 million. Net investment income on One Madison Avenue was $13 million for the year ended December 31, 2005.

  OPERATIONS

     On September 29, 2005, the Company completed the sale of MetLife Indonesia to a third party, resulting in a gain upon disposal of $10 million, net of income tax. As a result of this sale, the Company recognized income from discontinued operations of $5 million, net of income tax, for the year ended December 31, 2005. The Company reclassified the operations of MetLife Indonesia into discontinued operations for all years presented.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amounts related to the operations of MetLife Indonesia that have been combined with the discontinued real estate operations in the consolidated statements of income:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                               -------------
                                                                    2005
                                                               -------------
                                                               (IN MILLIONS)
Revenues.....................................................   $          5
Expenses.....................................................             10
                                                                ------------
Income before provision for income tax.......................             (5)
Provision for income tax.....................................             --
Net investment gain, net of income tax.......................             10
                                                                ------------
  Income (loss) from discontinued operations, net of income
     tax.....................................................            $ 5
                                                                ============



     On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million in cash and stock. The Company reported the operations of SSRM in discontinued operations. As a result of the sale of SSRM, the Company recognized income from discontinued operations of $157 million, net of income tax, comprised of a realized gain of $165 million, net of income tax, and an operating expense related to a lease abandonment of $8 million, net of income tax. The Company's discontinued operations for the year ended December 31, 2005 included expenses of $6 million, net of income tax, related to the sale of SSRM. Under the terms of the sale agreement, MetLife will have an opportunity to receive additional payments based on, among other things, certain revenue retention and growth measures. The purchase price is also subject to reduction over five years, depending on retention of certain Company-related business. In the fourth quarter of 2007, the Company accrued a liability for $2 million, net of income tax, related to the termination of certain Company-related business. Also under the terms of such agreement, the Company had the opportunity to receive additional consideration for the retention of certain customers for a specific period in 2005. Upon finalization of the computation, the Company received payments of $30 million, net of income tax, in the second quarter of 2006 and $12 million, net of income tax, in the fourth quarter of 2005 due to the retention of these specific customer accounts. In the first quarter of 2007, the Company received a payment of $16 million, net of income tax, as a result of the revenue retention and growth measure provision in the sales agreement. In the fourth quarter of 2006, the Company eliminated $4 million of a liability that was previously recorded with respect to the indemnities provided in connection with the sale of SSRM, resulting in a benefit to the Company of $2 million, net of income tax. The Company believes that future payments relating to these indemnities are not probable.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The operations of SSRM include affiliated revenues of $5 million for the year ended December 31, 2005, related to asset management services provided by SSRM to the Company that have not been eliminated from discontinued operations as these transactions continued after the sale of SSRM. The following table presents the amounts related to operations of SSRM that have been combined with the discontinued real estate operations in the consolidated statements of income:

                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2007     2006     2005
                                                         ----     ----     ----
                                                              (IN MILLIONS)
Revenues...............................................   $--      $--     $ 19
Expenses...............................................    --       --       38
                                                          ---      ---     ----
Income before provision for income tax.................    --       --      (19)
Provision for income tax...............................    --       --       (5)
Net investment gain, net of income tax.................    14       32      177
                                                          ---      ---     ----
  Income from discontinued operations, net of income
     tax...............................................   $14      $32     $163
                                                          ===      ===     ====



21.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                  NOTIONAL   CARRYING    ESTIMATED
                                                   AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2007                                 --------   --------   ----------
                                                            (IN MILLIONS)
Assets:
  Fixed maturity securities.....................             $161,664    $161,664
  Equity securities.............................             $  4,304    $  4,304
  Trading securities............................             $    457    $    457
  Mortgage and consumer loans...................             $ 40,012    $ 40,561
  Policy loans..................................             $  8,736    $  8,736
  Short-term investments........................             $    678    $    678
  Cash and cash equivalents.....................             $  2,331    $  2,331
  Accrued investment income.....................             $  2,529    $  2,529
  Mortgage loan commitments.....................   $3,277    $     --    $    (32)
  Commitments to fund bank credit facilities,
     bridge loans and private corporate bond
     investments................................   $  667    $     --    $    (25)
Liabilities:
     Policyholder account balances..............             $ 75,565    $ 75,145
     Short-term debt............................             $    357    $    357
     Long-term debt.............................             $  3,215    $  3,280
     Collateral financing arrangements..........             $    850    $    761
     Junior subordinated debt securities........             $    399    $    356
     Shares subject to mandatory redemption.....             $    159    $    178
     Payables for collateral under securities
       loaned and other transactions............             $ 28,952    $ 28,952




                                                  NOTIONAL   CARRYING    ESTIMATED
                                                   AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2006                                 --------   --------   ----------
                                                            (IN MILLIONS)
Assets:
  Fixed maturity securities.....................             $162,385    $162,385
  Equity securities.............................             $  3,487    $  3,487
  Trading securities............................             $    563    $    563
  Mortgage and consumer loans...................             $ 35,939    $ 36,184
  Policy loans..................................             $  8,587    $  8,587
  Short-term investments........................             $  1,244    $  1,244
  Cash and cash equivalents.....................             $  1,455    $  1,455
  Accrued investment income.....................             $  2,328    $  2,328
  Mortgage loan commitments.....................   $3,290    $     --    $     --
  Commitments to fund bank credit facilities,
     bridge loans and private corporate bond
     investments................................   $1,662    $     --    $     --
Liabilities:
  Policyholder account balances.................             $ 69,198    $ 66,965
  Short-term debt...............................             $    833    $    833
  Long-term debt................................             $  2,369    $  2,514
  Collateral financing arrangements.............             $    850    $    850
  Junior subordinated debt securities...........             $    399    $    400
  Shares subject to mandatory redemption........             $    278    $    357
  Payables for collateral under securities
     loaned and other transactions..............             $ 32,119    $ 32,119

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES, BRIDGE LOANS AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, bridge loans and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  SHORT-TERM AND LONG-TERM DEBT, COLLATERAL FINANCING ARRANGEMENTS, JUNIOR SUBORDINATED DEBT SECURITIES AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of short-term and long-term debt, collateral financing arrangements, junior subordinated debt securities and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximates fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

22.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     MetLife Group, Incorporated, a wholly-owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as needed, to support the activities of the Company. Charges for these services, recorded in other expenses, were approximately $2.0 billion, $1.9 billion and $1.9 billion in 2007, 2006 and 2005, respectively.

     See Notes 3, 7, 8 and 10 for discussion of additional related party transactions.

                                    PART II
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS


         The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:


            Metropolitan Life Separate Account E
               Independent Registered Public Accounting Firm's Report




           Financial Statements for the Years Ended December 31, 2007 and 2006


               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements


            Metropolitan Life Insurance Company
               Independent Registered Public Accounting Firm's Report




            Financial Statements for the Years Ended December 31, 2007, 2006 and 2005


               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Cash Flow
               Consolidated Statements of Equity
               Notes to Consolidated Financial Statements

     (B) EXHIBITS

      (1)      -- Resolution of the Board of Directors of Metropolitan Life
                  establishing Separate Account E.(1)
     (2)       -- Not applicable.
     (3)(a)    -- Not applicable.

        (b)    -- Form of Metropolitan Life Insurance Company Sales
                  Agreement.(13)
        (b)(i) -- Form of Retail Sales Agreement (MLIDC Retail Sales
                  Agreement 7-1-05)(LTC). (13)
        (c)    -- Participation Agreement--New England Zenith Fund. (3)
        (d)    -- Participation Agreement--American Funds Insurance Series. (2)

        (e)    -- Participation Agreement--Met Investors Series Trust. (4)

        (f)    -- Participation Agreement--Metropolitan Series Fund. (16)


     (4)       -- Form of Deferred Annuity Contract. (2)

        (a) -- ROTH Individual Retirement Annuity Endorsement--Form ML-446.2 (9/02). (5)
        (b)    -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (5)
        (c) -- Individual Retirement Annuity Endorsement. Form ML-408.2 (9/02). (6)
        (d)    -- SIMPLE Individual Retirement Annuity Endorsement.
                  Form: ML-439.1 (9/02). (5)
        (e)    -- Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02). (5)
        (f) -- Guaranteed Minimum Income Benefit Rider--Living Benefit ML-560-1 (03/03). (10)
        (g)    -- Guaranteed Withdrawal Benefit Rider. (9)
        (h)    -- Guaranteed Minimum Income Benefit Form ML-560-2 (5/05). (6)
        (i)    -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05). (6)
        (j)    -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (9)
        (k)    -- Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB (11/05)
                  E. (10)
        (l) -- Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I. (10)
        (m) -- Guaranteed Minimum Accumulation Benefit Rider. Form ML-670-1 (11/05). (10)
        (n) -- Guaranteed Withdrawal Benefit Rider. Form ML-670-2 (11/05) (Enhanced). (10)
        (o)    -- Lifetime Withdrawal Guarantee Benefit Rider. Form
                  MLI-690-1.24 (7/04). (12)
           (i) -- Lifetime Withdrawal Guarantee Benefit Rider - Specifications Form 8028-4 (11/05). (12)

        (p)    -- Lifetime Guaranteed Withdrawal Benefit Rider ML-690-4 (4/08).
                  (17)
           (i) -- Lifetime Guaranteed Withdrawal Benefit - Contract Schedule (ML-ELGWB (4-08)). (14)
        (q) -- Guaranteed Minimum Income Benefit Rider - Living Benefit - ML-560-4 (4/08). (17)
           (i) -- Guaranteed Minimum Income Benefit - Contract Schedule (ML-EGMIB(4-08)). (14)
        (r)    -- Guaranteed Minimum Death Benefit (GMDB)Rider ML-640-1
                  (4/08). (17)
           (i) -- Guaranteed Minimum Death Benefit - Contract Schedule (ML-EDB(4-08)). (14)

     (5)       -- Application Form for the Deferred Annuity. (2)

     (5)(a)    -- Variable Annuity Application Preference Plus Select(R) PPS APP
                  (06/06)LWG (04/07) with Arizona Free Look and:

                  . Required Information PPS ADMIN (04/07) eF
                  . Statement of Client Information SOCI-VA (04/07) eF
                  . Compensation Disclosure Notice MPL 1651-000 COMPDISC-ADG
                    (08/06) eF
                  . Customer Privacy Notice ANN CPN(01/05) eF
                  . Opting Out of Information Sharing ANN OPT OUT (01/05)
                    eF. (15)

     (5)(b)    -- Variable Annuity Application Preference Plus Select(R)
                  Form PPS APP (04/08) GMDB (04/08). (18)

     (6)(a)    -- Amended and Restated Charter of Metropolitan Life.(4)


        (b)    -- Amended and Restated By-Laws of Metropolitan Life.(8)


     (7)       -- Not applicable.


     (8)(a)    -- Automatic Reinsurance Agreement between Metropolitian Life
                  Insurance Company and Exeter Reassurance Company, LTD. effective December 1, 2004. Agreement No. 17258. (14)

                  i.   Amendment No. 1 as of May 1, 2005.

                  ii.  Amendment No. 2 as of November 1, 2005

                  iii. Amendment No. 3 as of June 12, 2006

                  iv.  Amendment No. 4 as of February 26, 2007

                  v.   Amendment No. 5 as of June 30, 2007

                  vi.  Amendment No. 6 as of July 16, 2007


     (9)       -- Opinion and consent of counsel as to the legality of the securities being registered.(2)

    (10)       -- Consent of Independent Registered Public Accounting Firm.(18)


    (11)       -- Not applicable.
    (12)       -- Not applicable.


    (13)(a)    -- Powers of Attorney.(18)


------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to this Registration Statement on August 3, 2001.


3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.


4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.



5. Filed with Post-Effective Amendment No. 2 to this Registration Statement on April 10, 2003.


6. Filed with Post-Effective Amendment No. 7 to this Registration Statement on April 8, 2005.


7. Filed with Post-Effective Amendment No. 4 to this Registration Statement on April 20, 2004.


8. Filed with Amendment No. 16 to this Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008.


9. Filed with Post-Effective Amendment No. 6 to this Registration Statement on May 18, 2004.


10. Filed with Post-Effective Amendment No. 8 to this Registration Statement on July 29, 2005.


11. Filed with Post-Effective Amendment No. 9 to this Registration Statement on October 14, 2005.


12. Filed with Post-Effective Amendment No. 12 to this Registration Statement on April 5, 2006.


13. Filed with Post-Effective Amendment No. 13 to this Registration Statement on April 25, 2006.



14. Filed with Post-Effective Amendment No. 18 to this Registration Statement on March 31, 2008.



15. Filed with Post Effective Amendment No. 15 to this Registration Statement on July 12, 2007.


16. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on September 10, 2007. As incorporated herein by reference.


17. Filed with Post-Effective Amendment No. 17 to this Registration Statement on January 17, 2008.


18. Filed herewith. Powers of Attorney for C. Robert Henrikson, Burton A. Dole, Jr., Cheryl W. Grise, R. Glenn Hubbard, James R. Houghton, Helene L. Kaplan, John M. Keane, James M. Kilts, Charles M. Leighton, Sylvia Mathews Burwell, Hugh B. Price, David Satcher, Kenton J. Sicchitano, William C. Steere, William J. Wheeler and James J. Prochaska, Jr.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR



Name, Principal Occupation and Business Address   Position and Offices with Depositor
-----------------------------------------------   -----------------------------------
C. Robert Henrikson                            Chairman of the Board, President
MetLife, Inc and Metropolitan Life Insurance   and Chief Executive Officer
Company
Chairman of the Board,
President and Chief
Executive Officer
200 Park Avenue
New York, New York 10166

Sylvia Mathews Burwell                         Director
President, Global Development Program
The Bill and Melinda Gates Foundation
1551 Eastlake Avenue East
Seattle, WA 98102

Eduardo Castro-Wright                          Director
President and Chief Executive Officer
Wal-Mart Stores, USA
702 Southwest 8th Street
Bentonville, AK 72716

Burton A. Dole, Jr.                            Director
Retired Chairman, Dole/Neal LLC
Pauma Valley Country Club
Pauma Valley Drive
Pauma Valley, CA 92061

Cheryl W. Grise                                Director
Retired Executive Vice President
Northeast Utilities
24 Stratford Road
West Hartford, CT 06117

James R. Houghton                              Director
Chairman Emeritus and Director
Corning Incorporated
80 E. Market Street
Corning, NY 14830

R. Glenn Hubbard                               Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902

Helene L. Kaplan                               Director
Of Counsel, Skadden, Arps, Slate, Meagher
and Flom, LLP
Four Times Square
New York, NY 10036

John M. Keane                                  Director
Co-Founder and Senior Managing Director
Keane Advisors, LLC
2020 K St., N.W.
Washington, DC 20006

James M. Kilts                                 Director
Partner
Centerview Partners Management, LLC
16 School Street
Rye, NY 10580

Charles H. Leighton                            Director
Executive Director
US SAILING
15 Maritime Dr.
Portsmouth, RI 02871

Hugh B. Price                                  Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

David Satcher                                  Director
Director of Satcher Health Leadership
Institute and
Center of Excellence on Health Disparities
Morehouse School of Medicine
720 Westview Drive, S.W.
Atlanta, GA 30310-1495

Kenton J. Sicchitano                           Director
Retired Global Managing Partner
PricewaterhouseCoopers, LLC
25 Phillips Pond Road
Natick, MA 01760

William C. Steere, Jr.                         Director
Retired Chairman of the Board and Chief
Executive Officer
Pfizer, Inc.
235 East 42nd Street, 22nd Floor
New York, NY 10017

Lulu C. Wang                                   Director
Chief Executive Officer
Tupelo Capital Management LLC
12 E. 49th Street, #17
New York, NY 10017



Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166



Name                       Position with MetLife
------------------------   ---------------------------------------------------------
C. Robert Henrikson        Chairman of the Board, President and Chief Executive
                           Officer

Gwenn L. Carr              Senior Vice President and Secretary

Ruth A. Fattori            Executive Vice President and Chief Administrative Officer

Steven A. Kandarian        Executive Vice President and Chief Investment Officer

James L. Lipscomb          Executive Vice President and General Counsel

Maria R. Morris            Executive Vice President, Technology and Operations

William J. Mullaney        President, Institutional Business

Joseph J. Prochaska, Jr.   Executive Vice President and Chief Accounting Officer

William J. Toppeta         President, International

Lisa Weber                 President, Individual Business

William J. Wheeler         Executive Vice President and Chief Financial Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS.



        As of February 29, 2008 Non-Qualified: 72,089
Qualified: 157,432


ITEM 28. INDEMNIFICATION

        UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

        MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc. are also covered under the Financial Institutions Bond as well as under the directors' and officers' liability policy. A provision in Metropolitans by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS.

(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

   Met Investors Series Trust
   Metropolitan Series Fund, Inc.
   Metropolitan Life Separate Account E
   MetLife Investors USA Separate Account A
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One
   General American Separate Account Eleven
   General American Separate Account Twenty- Eight
   General American Separate Account Twenty- Nine
   General American Separate Account Two
   Security Equity Separate Account 26
   Security Equity Separate Account 27
   MetLife of CT Fund ABD for Variable Annuities
   MetLife of CT Fund ABD II for Variable Annuities
   MetLife of CT Fund BD for Variable Annuities
   MetLife of CT Fund BD II for Variable Annuities
   MetLife of CT Fund BD III for Variable Annuities
   MetLife of CT Fund BD IV for Variable Annuities
   MetLife of CT Fund U for Variable Annuities
   MetLife of CT Separate Account Five for Variable Annuities
   MetLife of CT Separate Account Six for Variable Annuities
   MetLife of CT Separate Account Seven for Variable Annuities
   MetLife of CT Separate Account Eight for Variable Annuities
   MetLife of CT Separate Account Nine for Variable Annuities
   MetLife of CT Separate Account Ten for Variable Annuities
   MetLife of CT Separate Account Eleven for Variable Annuities
   MetLife of CT Separate Account Twelve for Variable Annuities
   MetLife of CT Separate Account Thirteen for Variable Annuities
   MetLife of CT Separate Account Fourteen for Variable Annuities
   MetLife Insurance Company of CT Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002 MetLife of CT Separate Account PF for Variable Annuities
   MetLife of CT Separate Account PF II for Variable Annuities
   MetLife of CT Separate Account QP for Variable Annuities
   MetLife of CT Separate Account QPN for Variable Annuities
   MetLife of CT Separate Account TM for Variable Annuities
   MetLife of CT Separate Account TM II for Variable Annuities
   MetLife of CT Fund UL for Variable Life Insurance
   MetLife of CT Fund UL II for Variable Life Insurance
   MetLife of CT Fund UL III for Variable Life Insurance
   MetLife of CT Variable Life Insurance Separate Account One
   MetLife of CT Variable Life Insurance Separate Account Two
   MetLife of CT Variable Life Insurance Separate Account Three
   Metropolitan Life Variable Annuity Separate Account I
   Metropolitan Life Variable Annuity Separate Account II
   Paragon Separate Account A
   Paragon Separate Account B
   Paragon Separate Account C
   and Paragon Separate Account D.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
--------------------------   ---------------------------------------------------
Michael K. Farrell           Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
200 Park Avenue
New York, NY 10166

Paul A. Sylvester            President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund
260 Madison Avenue           Management & Marketing
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales
5 Park Plaza                 Manager-Life
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and
5 Park Plaza                 Secretary
Suite 1900
Irvine, CA 92614

Andrew Aiello                Senior Vice President, Distribution Head-National
One MetLife Plaza            Accounts Channel
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent
One MetLife Plaza            Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
One MetLife Plaza
Long Island City, NY 11101

Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614

Curtis Wohlers               Senior Vice President, Channel Head-Planners
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham             Vice President
13045 Tesson Ferry Rd.
St. Louis, MO 63128

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                  (2)
                   (1)                      NET UNDERWRITING         (3)             (4)            (5)
            NAME OF PRINCIPAL                DISCOUNTS AND     COMPENSATION ON    BROKERAGE        OTHER
               UNDERWRITER                    COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
-----------------------------------------   ----------------   ---------------   -----------   ------------
MetLife Investors Distribution Company       $194,430,207*           $0**
$0             $0

* For the period May 1, 2007 through December 31, 2007. From January 1, 2007 through April 30, 2007, Metropolitan Life Insurance Company served as the selling broker-dealer for the Contracts and paid $88,286,888 in commissions.

** For the period May 1, 2007 through December 31, 2007. From January 1, 2007 through Aril 30, 2007, Metropolitan Life Insurance Company received $9,036,720 in withdrawal charges upon the early withdrawal of amounts from or surrender of the Contracts.

Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
200 Park Avenue
New York, N.Y. 10166

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

                                   SIGNATURES






    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(B) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 17th day of April, 2008.





                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)


                                               /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                      Chief Counsel, Securities Regulation and
                                      Corporate Services


                              Metropolitan Life Insurance Company
                              (Depositor)


                                               /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                      Chief Counsel, Securities Regulation and
                                      Corporate Services

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




              Signature                          Title                    Date
              ---------                          -----                    ----

                 * Chairman, President and Chief Executive ______________________________________ Officer and Director
          C. Robert Henrikson

                 * Executive Vice President and ______________________________________ Chief Financial Officer
          William J. Wheeler


                 *                     Executive Vice President,
______________________________________ and Chief Accounting Officer
        Joseph J. Prochaska

                 *                     Director
______________________________________
          Sylvia Mathews Burwell


                                       Director
______________________________________
         Eduardo Castro-Wright


                 *                     Director
______________________________________
         Burton A. Dole, Jr.

                                       Director
_______________________________________
          Cheryl W. Grise


                 *                     Director
______________________________________
          James R. Houghton


                 *                     Director
______________________________________
          R. Glenn Hubbard

                 *                     Director
______________________________________
           Helene L. Kaplan

                 *                     Director
______________________________________
             John M. Keane

                 *                     Director
______________________________________
            James M. Kilts

                 *                     Director
______________________________________
         Charles M. Leighton

                 *                     Director
______________________________________
           Hugh B. Price

                 *                     Director
______________________________________
           David Satcher

                 *                     Director
______________________________________
        Kenton J. Sicchitano

                 *                     Director
______________________________________
       William C. Steere, Jr.

                                      Director
______________________________________
       Lulu C. Wang


*By:  /s/ Myra L. Saul, Esq.
      _________________________________
          Myra L. Saul, Esq.
           Attorney-in-Fact


                                        April 17, 2008